AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Registered Investment Companies (42.6%)	Value
Affiliated (41.2%)
5,805,748	Thrivent Core International Equity Fund	$54,109,568
4,492,945	Thrivent Core Low Volatility Equity Fund	53,106,609
1,438,675	Thrivent Global Stock Fund, Class S	37,463,107
1,392,533	Thrivent High Yield Fund, Class S	6,628,456
472,484	Thrivent Income Fund, Class S	4,431,899
12,460,414	Thrivent International Allocation Fund, Class S	122,735,079
7,873,588	Thrivent Large Cap Growth Fund, Class S	100,309,513
3,149,903	Thrivent Large Cap Value Fund, Class S	70,494,836
570,777	Thrivent Limited Maturity Bond Fund, Class S	7,129,000
2,888,305	Thrivent Mid Cap Stock Fund, Class S	78,966,260
1,371,927	Thrivent Small Cap Stock Fund, Class S	33,502,460

	Total	568,876,787

Unaffiliated (1.4%)
13,358	iShares Russell 2000 Growth Index Fund[a]	2,718,219
8,098	iShares Russell 2000 Index Fund[a]	1,267,823
6,017	iShares Russell 2000 Value Index Fund	727,816
17,796	Materials Select Sector SPDR Fund	1,038,219
3,878	ProShares Ultra S&P 500	500,960
27,640	SPDR S&P 500 ETF Trust	8,220,965
20,903	SPDR S&P Biotech ETF[a]	1,790,969
22,841	SPDR S&P Metals & Mining ETF	638,863
11,254	SPDR S&P Retail ETF	479,308
23,759	Vanguard Real Estate ETF	2,111,938

	Total	19,495,080

	Total Registered Investment Companies (cost $462,574,130)	588,371,867

Shares	Common Stock (35.7%)	Value
Communications Services (1.3%)
7,547	Activision Blizzard, Inc.	367,841
3,043	Alphabet, Inc., Class Ab	3,706,983
1,464	Alphabet, Inc., Class Cb	1,781,219
14,052	Auto Trader Group plc[c]	92,246
8,605	CBS Corporation	443,244
43,010	Comcast Corporation	1,856,742
10,980	DISH Network Corporation[b]	371,783
10,802	Facebook, Inc.[b]	2,098,072
610	Hemisphere Media Group, Inc.[b]	7,509
4,852	IAC/InterActiveCorp[b]	1,159,871
253	Ipsos SA	6,919
4,200	KDDI Corporation	109,584
344	Liberty Latin America, Ltd.[b]	5,638
10,452	Mediaset Espana Comunicacion SA	61,359
22,814	News Corporation	307,076
52,779	ORBCOMM, Inc.[b]	309,285
612	Rightmove plc	3,914
3,229	Seven West Media, Ltd.[b]	955
10,536	Take-Two Interactive Software, Inc.[b]	1,290,871
3,358	Telenor ASA	68,043
30,326	Telstra Corporation, Ltd.	82,223
13,708	Tencent Holdings, Ltd. ADR	637,422
2,500	TV Asahi Holdings Corporation	41,010
10,925	Twitter, Inc.[b]	462,237
46,914	Verizon Communications, Inc.	2,592,937

Shares	Common Stock (35.7%)	Value
Communications Services (1.3%) - continued
2,410	Walt Disney Company	$344,654
568	Wolters Kluwer NV	41,172
5,450	Zillow Group, Inc.[b]	271,628

	Total	18,522,437

Consumer Discretionary (3.5%)
2,200	Alibaba Group Holding, Ltd. ADR[b]	380,842
2,435	Amazon.com, Inc.[b]	4,545,609
23,350	American Axle & Manufacturing Holdings, Inc.[b]	281,834
300	AOKI Holdings, Inc.	2,942
300	Aoyama Trading Company, Ltd.	5,587
7,011	Aptiv plc	614,514
400	Autobacs Seven Company, Ltd.	6,509
4,216	Barratt Developments plc	32,915
78	Barrett Business Services, Inc.	6,825
800	Benesse Holdings, Inc.	18,724
1,441	Berkeley Group Holdings plc	67,774
712	Booking Holdings, Inc.[b]	1,343,266
17,560	BorgWarner, Inc.	663,768
11,901	Bright Horizons Family Solutions, Inc.[b]	1,809,785
448	Buckle, Inc.	9,117
11,899	Burlington Stores, Inc.[b]	2,150,744
17,678	Canada Goose Holdings, Inc.[a,b]	827,154
1,307	Cavco Industries, Inc.[b]	231,796
1,823	Century Casinos, Inc.[b]	17,993
22,712	Children’s Place, Inc.[a]	2,218,281
1,580	Chipotle Mexican Grill, Inc.[b]	1,256,937
400	Chiyoda Company, Ltd.	5,914
528	Cie Generale des Etablissements Michelin	58,369
9,700	Citizen Watch Company, Ltd.	48,272
258	Compass Group plc	6,528
854	Countryside Properties plc[c]	3,045
34,024	Crocs, Inc.[b]	777,448
2,629	CSS Industries, Inc.	13,487
2,407	Culp, Inc.	43,254
8,954	D.R. Horton, Inc.	411,257
2,300	Denso Corporation	97,625
3,421	Domino’s Pizza, Inc.	836,537
30,945	Duluth Holdings, Inc.[b]	375,982
5,144	Emerald Expositions Events, Inc.	54,835
1,111	Ethan Allen Interiors, Inc.	22,864
6,609	Etsy, Inc.[b]	442,935
200	Exedy Corporation	4,077
8,241	Extended Stay America, Inc.	137,790
16,579	Five Below, Inc.[b]	1,947,369
83	Genuine Parts Company	8,061
27,015	G-III Apparel Group, Ltd.[b]	774,250
10,385	Grand Canyon Education, Inc.[b]	1,129,576
14,743	Harley-Davidson, Inc.	527,505
9,361	Home Depot, Inc.	2,000,352
1,658	Hooker Furniture Corporation	34,569
26,558	International Game Technology plc	354,549
216	Johnson Outdoors, Inc.	14,686
12,913	Knoll, Inc.	313,140
16,810	Lowe’s Companies, Inc.	1,704,534
2,375	Lululemon Athletica, Inc.[b]	453,839
2,620	Marcus Corporation	91,674
2,711	Modine Manufacturing Company[b]	37,195
2,340	Mohawk Industries, Inc.[b]	291,775
7,259	Moneysupermarket.com Group plc	32,495
2,377	Netflix, Inc.[b]	767,747
2,800	NHK Spring Company, Ltd.	21,957
12,575	NIKE, Inc.	1,081,827

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Consumer Discretionary (3.5%) - continued
19,900	Nissan Motor Company, Ltd.	$129,349
20,974	Norwegian Cruise Line Holdings, Ltd.[b]	1,036,955
7,864	Ollie’s Bargain Outlet Holdings, Inc.[b]	666,002
300	Onward Holdings Company, Ltd.	1,539
1,434	O’Reilly Automotive, Inc.[b]	546,010
15,184	Oxford Industries, Inc.	1,111,317
1,824	Park Hotels & Resorts, Inc.	48,172
30,630	Planet Fitness, Inc.[b]	2,409,356
52,888	Playa Hotels and Resorts NVb	387,669
200	Plenus Company, Ltd.[a]	3,286
1,766	PVH Corporation	157,033
112,429	Red Rock Resorts, Inc.	2,343,020
3,701	Redrow plc	25,185
2,975	RHa,b	414,715
5,834	Ross Stores, Inc.	618,579
700	Sangetsu Company, Ltd.	12,687
4,700	Sekisui House, Ltd.	79,023
200	SHIMAMURA Company, Ltd.	14,142
1,292	Standard Motor Products, Inc.	59,445
6,441	Starbucks Corporation	609,898
500	Steven Madden, Ltd.	17,255
6,500	Sumitomo Rubber Industries, Ltd.	70,951
1,246	Super Retail Group, Ltd.	7,649
100	Takara Standard Company, Ltd.	1,568
14,055	Taylor Wimpey plc	27,538
13,580	Texas Roadhouse, Inc.	750,023
31,413	Toll Brothers, Inc.	1,129,926
3,000	Toyoda Gosei Company, Ltd.	55,172
100	TS Tech Company, Ltd.	2,753
4,522	Ulta Beauty, Inc.[b]	1,579,308
300	United Arrows, Ltd.	8,597
6,481	Vail Resorts, Inc.	1,597,696
497	WH Smith plc	12,783
9,691	Wingstop, Inc.	926,363
3,500	Yahoo Japan Corporation	10,251
22,697	Zumiez, Inc.[b]	562,205

	Total	48,853,655

Consumer Staples (1.5%)
1,088	Archer-Daniels-Midland Company	44,695
400	Arcs Company, Ltd.	8,320
6,518	Calavo Growers, Inc.	576,452
568	Carlsberg AS	77,583
23,555	Casey’s General Stores, Inc.	3,813,790
5,796	Central Garden & Pet Company[b]	176,082
948	Central Garden & Pet Company, Class Ab	26,117
2,492	Church & Dwight Company, Inc.	187,996
18,657	Colgate-Palmolive Company	1,338,453
120,854	Cott Corporation	1,545,723
780	Empire Company, Ltd.	20,644
605	ForFarmers BV	4,757
142	Glanbia plc	1,855
394	Grocery Outlet Holding Corporation[b]	15,342
78,155	Hain Celestial Group, Inc.[b]	1,701,434
103	Inter Parfums, Inc.	7,136
10,000	Japan Tobacco, Inc.	220,337
17,445	John B. Sanfilippo & Son, Inc.	1,516,145
3,690	Kimberly-Clark Corporation	500,549
78	L’Oreal SA	20,870
100	Ministop Company, Ltd.	1,366
17,964	Monster Beverage Corporation[b]	1,158,139
447	Nestle SA	47,421
11,117	PepsiCo, Inc.	1,420,864
12,644	Philip Morris International, Inc.	1,057,165

Shares	Common Stock (35.7%)	Value
Consumer Staples (1.5%) - continued
676	Seneca Foods Corporation[b]	$21,348
1,300	Sugi Holdings Company, Ltd.	62,577
2,500	Sundrug Company, Ltd.	69,123
149,953	SunOpta, Inc.[b]	427,366
6,400	TreeHouse Foods, Inc.[b]	379,776
200	TSURUHA Holdings, Inc.	20,358
65,452	Turning Point Brands, Inc.	2,430,233
2,511	Unilever NV	145,547
3,601	Unilever plc	216,644
18,128	Wal-Mart Stores, Inc.	2,000,969

	Total	21,263,176

Energy (1.1%)
6,353	Abraxas Petroleum Corporation[b]	5,530
40,132	Archrock, Inc.	440,649
22,159	BP plc ADR	880,599
193,539	Callon Petroleum Company[b]	952,212
18,890	Chevron Corporation	2,325,548
4,429	Concho Resources, Inc.	432,625
725	Diamond Offshore Drilling, Inc.[b]	6,554
8,680	Diamondback Energy, Inc.	897,772
2,165	Dril-Quip, Inc.[b]	113,922
16,025	EQT Corporation	242,138
2,170	Era Group, Inc.[b]	22,394
189,477	Euronav NV	1,595,396
547	Evolution Petroleum Corporation	3,337
6,230	Exterran Corporation[b]	85,040
10,079	Forum Energy Technologies, Inc.[b]	26,407
5,336	Frank’s International NVb	30,415
95	Gaztransport Et Technigaz SA	8,619
20,322	Gran Tierra Energy, Inc.[b]	33,125
19,475	Halliburton Company	447,925
900	JXTG Holdings, Inc.	4,235
59,514	Marathon Oil Corporation	837,362
15,150	Marathon Petroleum Corporation	854,309
235	Matrix Service Company[b]	4,317
75,166	Nabors Industries, Ltd.	222,491
75,036	Nine Energy Service, Inc.[b]	965,713
1,047	Oil States International, Inc.[b]	15,621
23,375	Patterson-UTI Energy, Inc.	271,851
6,675	Pioneer Natural Resources Company	921,417
118	REX American Resources Corporation[b]	8,803
4,273	Royal Dutch Shell plc, Class A	134,581
6,035	Royal Dutch Shell plc, Class B	190,616
1,285	SEACOR Holdings, Inc.[b]	61,217
48,147	Talos Energy, Inc.[b]	990,865
18,508	TechnipFMC plc	509,710
10,493	Unit Corporation[b]	68,205
21,810	WPX Energy, Inc.[b]	227,696

	Total	14,839,216

Financials (5.8%)
108	1st Source Corporation	5,071
15,510	Aflac, Inc.	816,446
3,690	AG Mortgage Investment Trust, Inc.	60,368
803	Alleghany Corporation[b]	550,641
298	Allianz SE	69,139
17,100	Ally Financial, Inc.	562,761
20,014	American Financial Group, Inc.	2,049,033
8,550	American International Group, Inc.	478,714
5,662	Ameriprise Financial, Inc.	823,878
15,953	Ameris Bancorp	634,451
8,335	Argo Group International Holdings, Ltd.	570,447
9,950	Arthur J. Gallagher & Company	899,778

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Financials (5.8%) - continued
734	Artisan Partners Asset Management, Inc.	$21,719
59,080	Assured Guaranty, Ltd.	2,581,205
8,069	Bank Leumi Le-Israel BM	58,698
124,564	Bank of America Corporation	3,821,624
1,049	Bank of Marin Bancorp	45,862
1,979	Bank of Montreal	148,148
2,420	BankFinancial Corporation	32,452
1,597	Berkshire Hathaway, Inc.[b]	328,072
714	BlackRock, Inc.	333,924
15,810	Blackstone Group, Inc.	758,564
8,384	BOK Financial Corporation	701,573
12,204	Boston Private Financial Holdings, Inc.	140,834
59,261	BrightSphere Investment Group	634,093
2,546	Brown & Brown, Inc.	91,478
1,510	Byline Bancorp, Inc.[b]	28,856
13,046	Capital One Financial Corporation	1,205,711
8,245	Cboe Global Markets, Inc.	901,261
516	Central Pacific Financial Corporation	15,207
9,157	Charles Schwab Corporation	395,766
4,790	Chubb, Ltd.	732,104
8,315	CI Financial Corporation	128,902
2,417	Cincinnati Financial Corporation	259,417
39,941	Citigroup, Inc.	2,842,202
3,124	Citizens Financial Group, Inc.	116,400
3,124	CNP Assurances	64,568
19,498	Cohen & Steers, Inc.	1,021,110
2,593	Colony Capital, Inc.	14,650
9,932	Comerica, Inc.	727,022
7,453	Community Trust Bancorp, Inc.	315,187
7,400	DBS Group Holdings, Ltd.	141,095
135	Deutsche Boerse AG	18,741
2,810	Deutsche Pfandbriefbank AGc	31,901
4,913	Direct Line Insurance Group plc	19,218
16,803	Discover Financial Services	1,507,901
3,482	DnB ASA	62,295
8,966	Dynex Capital, Inc.	146,146
24,871	E*TRADE Financial Corporation	1,213,456
5,580	East West Bancorp, Inc.	267,896
3,120	Ellington Residential Mortgage REIT	35,443
2,033	Enterprise Financial Services Corporation	84,735
14,825	Essent Group, Ltd.[b]	684,322
1,501	Euronext NVc	115,872
1,096	FBL Financial Group, Inc.	68,719
135	Federal Agricultural Mortgage Corporation	10,431
40,370	Fifth Third Bancorp	1,198,585
3,391	Financial Institutions, Inc.	104,409
5,373	First American Financial Corporation	310,667
7,501	First Busey Corporation	202,752
2,457	First Citizens BancShares, Inc.	1,147,468
9,656	First Defiance Financial Corporation	277,320
2,548	First Financial Corporation	110,609
21,830	First Hawaiian, Inc.	584,171
26,345	First Interstate BancSystem, Inc.	1,054,590
360	First Mid-Illinois Bancshares, Inc.	12,269
2,864	First Midwest Bancorp, Inc.	61,948
387	First of Long Island Corporation	8,560
8,007	First Republic Bank	795,576
12,273	FlexiGroup, Ltd.	15,278
1,479	Genworth MI Canada, Inc.[a]	54,586
1,510	Goldman Sachs Group, Inc.	332,396
6,700	Great Southern Bancorp, Inc.	401,732
27,689	Hamilton Lane, Inc.	1,625,344

Shares	Common Stock (35.7%)	Value
Financials (5.8%) - continued
2,029	Hanover Insurance Group, Inc.	$263,182
27,411	Hartford Financial Services Group, Inc.	1,579,696
16,183	Heartland Financial USA, Inc.	778,240
95,644	Heritage Commerce Corporation	1,183,116
4,851	Hometrust Bancshares, Inc.	126,757
20,130	Horace Mann Educators Corporation	874,447
4,701	Horizon Bancorp, Inc.	81,891
10,689	Houlihan Lokey, Inc.	491,694
32,520	Huntington Bancshares, Inc.	463,410
23,263	IBERIABANK Corporation	1,827,774
5,009	Independent Bank Corporation	108,896
14,827	Interactive Brokers Group, Inc.	760,032
21,659	Intercontinental Exchange, Inc.	1,902,960
141	International Bancshares Corporation	5,306
18,880	Israel Discount Bank, Ltd.	81,487
10,249	J.P. Morgan Chase & Company	1,188,884
8,764	Kemper Corporation	771,407
32,670	KeyCorp	600,148
494	KKR Real Estate Finance Trust, Inc.	9,895
2,639	Lakeland Bancorp, Inc.	43,227
1,327	Laurentian Bank of Canada	45,658
162,761	Lloyds TSB Group plc	105,288
6,883	Loews Corporation	368,516
2,141	M&T Bank Corporation	351,659
6,660	Manulife Financial Corporation	120,605
500	Markel Corporation[b]	556,965
1,249	MarketAxess Holdings, Inc.	420,963
16,840	Medibank Private, Ltd.	41,514
1,212	Mercantile Bank Corporation	40,723
14,507	Meridian Bancorp, Inc.	266,058
13,640	MetLife, Inc.	674,089
8,688	MidWestOne Financial Group, Inc.	269,936
5,400	Mizuho Financial Group, Inc.	7,664
749	Moody’s Corporation	160,541
11,370	Morgan Stanley	506,647
3,751	MSCI, Inc.	852,377
602	National Bank of Canada	29,138
56	National Western Life Group, Inc.	15,064
1,178	Newmark Group, Inc.	11,615
9,779	Northern Trust Corporation	958,342
2,133	Old Second Bancorp, Inc.	28,028
784	Opus Bank	17,569
7,796	PacWest Bancorp	301,159
370	Paragon Banking Group plc	1,879
367	Pargesa Holding SA	27,545
63,635	PCSB Financial Corporation	1,237,064
408	Peapack-Gladstone Financial Corporation	11,599
590	Peoples Bancorp, Inc.	19,122
8,111	Primerica, Inc.	995,139
37,404	Prosight Global, Inc.[b]	637,738
4,455	Prudential Financial, Inc.	451,336
4,534	QCR Holdings, Inc.	173,471
15,700	Radian Group, Inc.	357,960
22,721	Raymond James Financial, Inc.	1,832,903
3,232	Reinsurance Group of America, Inc.	503,933
3,300	Resona Holdings, Inc.	13,453
2,089	S&P Global, Inc.	511,701
5,705	Sandy Spring Bancorp, Inc.	207,890
66,180	Santander Consumer USA Holdings, Inc.	1,780,904
61,086	Seacoast Banking Corporation of Florida[b]	1,651,765
3,257	SEI Investments Company	194,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Financials (5.8%) - continued
500	Senshu Ikeda Holdings, Inc.	$917
1,944	Skandinaviska Enskilda Banken AB	18,278
213,997	SLM Corporation	1,949,513
18,947	State Auto Financial Corporation	655,187
4,250	State Street Corporation	246,882
9,368	Stifel Financial Corporation	560,300
5,871	SVB Financial Group[b]	1,361,896
50,492	Synovus Financial Corporation	1,927,280
920	Territorial Bancorp, Inc.	26,450
789	Topdanmark AS	40,441
3,353	Toronto-Dominion Bank	196,002
2,198	TriCo Bancshares	82,975
18,104	TrustCo Bank Corporation	146,642
13,290	U.S. Bancorp	759,524
25,836	United Community Banks, Inc.	741,493
405	Univest Financial Corporation	11,121
73	Virtus Investment Partners, Inc.	7,823
1,106	Walker & Dunlop, Inc.	64,524
1,612	Washington Trust Bancorp, Inc.	80,971
408	WesBanco, Inc.	14,925
3,855	Western Alliance Bancorp[b]	190,591
135	Westwood Holdings Group, Inc.	4,226
10,600	Wintrust Financial Corporation	758,324
4,152	WSFS Financial Corporation	175,920
43,366	Zions Bancorporations NA	1,954,506

	Total	80,572,532

Health Care (5.2%)
8,262	Abbott Laboratories	719,620
427	Abcam plc	6,763
3,125	ABIOMED, Inc.[b]	870,500
9,564	Aerie Pharmaceuticals, Inc.[b]	207,252
17,308	Agilent Technologies, Inc.	1,201,348
11,508	Agios Pharmaceuticals, Inc.[b]	553,650
2,014	Alexion Pharmaceuticals, Inc.[b]	228,166
4,902	AmerisourceBergen Corporation	427,209
7,040	Amgen, Inc.	1,313,523
487	Amplifon SPA	12,003
1,681	Ardelyx, Inc.[b]	4,051
4,541	Arena Pharmaceuticals, Inc.[b]	284,630
61	Atrion Corporation	46,939
12,575	Bausch Health Companies, Inc.[b]	301,423
1,013	Biogen, Inc.[b]	240,912
7,948	BioMarin Pharmaceutical, Inc.[b]	630,435
165	Bio-Rad Laboratories, Inc.[b]	51,958
7,610	Bio-Techne Corporation	1,599,242
12,935	Bruker Corporation	618,940
45,759	Catalent, Inc.[b]	2,584,926
1,903	Charles River Laboratories International, Inc.[b]	256,030
226	Chemed Corporation	91,618
1,990	Cigna Holding Company	338,141
8,324	Concert Pharmaceuticals, Inc.[b]	83,739
1,088	CryoLife, Inc.[b]	31,356
20,847	CVS Health Corporation	1,164,722
8,303	Danaher Corporation	1,166,572
5,145	Dexcom, Inc.[b]	807,096
7,766	Edwards Lifesciences Corporation[b]	1,652,993
387	Enanta Pharmaceuticals, Inc.[b]	29,033
37,130	GenMark Diagnostics, Inc.[b]	232,434
32,043	Gilead Sciences, Inc.	2,099,457
10,343	GlaxoSmithKline plc	213,903
322	GN Store Nord AS	15,274
324	Grifols SA	10,500
70,944	Halozyme Therapeutics, Inc.[b]	1,205,339
228	HealthStream, Inc.[b]	6,439

Shares	Common Stock (35.7%)	Value
Health Care (5.2%) - continued
2,337	Hill-Rom Holdings, Inc.	$249,218
2,416	Humana, Inc.	716,948
1,500	Illumina, Inc.[b]	449,070
9,558	Immunomedics, Inc.[b]	140,981
9,021	Inogen, Inc.[b]	554,792
17,339	Inspire Medical Systems, Inc.[b]	1,172,637
13,226	Intersect ENT, Inc.[b]	261,478
5,313	Intra-Cellular Therapies, Inc.[b]	44,364
1,421	Intuitive Surgical, Inc.[b]	738,224
7,032	Jazz Pharmaceuticals, Inc.[b]	980,120
25,615	Johnson & Johnson	3,335,585
200	KYORIN Holdings, Inc.	3,364
717	Laboratory Corporation of America Holdings[b]	120,112
26,491	LHC Group, Inc.[b]	3,353,231
5,949	Ligand Pharmaceuticals, Inc.[b]	544,393
65	LNA Sante	3,598
129	Magellan Health Services, Inc.[b]	9,074
41	Masimo Corporation[b]	6,472
2,806	McKesson Corporation	389,894
27,894	Medtronic plc	2,843,514
30,242	Merck & Company, Inc.	2,509,784
12,399	Merit Medical Systems, Inc.[b]	489,265
100	Miraca Holdings, Inc.	2,261
30,461	Natera, Inc.[b]	840,114
2,024	National Healthcare Corporation	177,302
11,541	Neurocrine Biosciences, Inc.[b]	1,112,437
3,548	Nevro Corporation[b]	237,219
445	NextGen Healthcare, Inc.[b]	7,280
3,142	Novartis AG	288,118
5,260	Novo Nordisk AS	252,582
5,123	Novocure, Ltd.[b]	426,336
6,239	NuVasive, Inc.[b]	415,517
85,120	Optinose, Inc.[a,b]	457,094
571	Orthifix Medical, Inc.[b]	30,520
10,605	PerkinElmer, Inc.	913,303
24,137	Pfizer, Inc.	937,481
125	Phibro Animal Health Corporation	3,891
55	Prothena Corporation plc[b]	515
1,687	Recordati SPA	75,552
5,855	Repligen Corporation[b]	552,653
5,729	ResMed, Inc.	737,322
838	Roche Holding AG	224,303
4,526	Sage Therapeutics, Inc.[b]	725,699
2,690	Sarepta Therapeutics, Inc.[b]	400,407
30,390	Syneos Health, Inc.[b]	1,552,625
17,505	Tactile Systems Technology, Inc.[b]	1,010,739
9,438	Teleflex, Inc.	3,206,466
6,376	Thermo Fisher Scientific, Inc.	1,770,488
254	U.S. Physical Therapy, Inc.	32,786
13,327	UnitedHealth Group, Inc.	3,318,556
5,501	Universal Health Services, Inc.	829,881
3,687	Varian Medical Systems, Inc.[b]	432,743
18,040	Veeva Systems, Inc.[b]	2,992,836
4,733	Vertex Pharmaceuticals, Inc.[b]	788,612
822	Waters Corporation[b]	173,080
4,804	West Pharmaceutical Services, Inc.	659,445
122,653	Wright Medical Group NVa,b	3,539,766
19,198	Zoetis, Inc.	2,205,658

	Total	71,555,841

Industrials (6.0%)
9,119	Acco Brands Corporation	89,184
1,741	ACS Actividades de Construccion y Servicios, SA	70,348
581	Actuant Corporation	13,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Industrials (6.0%) - continued
2,066	Aegion Corporation[b]	$38,944
16,069	Aerojet Rocketdyne Holdings, Inc.[b]	686,468
28,403	AGCO Corporation	2,187,031
41	Alamo Group, Inc.	4,013
7,175	Altra Industrial Motion Corporation	206,138
16,490	AMETEK, Inc.	1,477,669
32,875	Arcosa, Inc.	1,232,812
29,906	ASGN, Inc.[b]	1,885,573
3,989	Atlas Copco AB, Class A	121,841
2,421	Atlas Copco AB, Class B	66,047
15,069	AZZ, Inc.	701,914
1,580	Boeing Company	539,064
4,375	Brink’s Company	394,450
306	Bureau Veritas SA	7,625
28,261	BWX Technologies, Inc.	1,523,551
1,989	Carlisle Companies, Inc.	286,834
27,350	Casella Waste Systems, Inc.[b]	1,192,460
2,440	Caterpillar, Inc.	321,275
26,363	CBIZ, Inc.[b]	616,103
87	Chase Corporation	9,011
433	CIA De Distribucion Integral	9,022
603	Columbus McKinnon Corporation	23,179
2,394	Cornerstone Building Brands, Inc.[b]	13,933
10,116	Costamare, Inc.	60,999
2,041	CRA International, Inc.	88,620
10,071	Crane Company	842,943
3,905	CSW Industrials, Inc.	275,732
13,721	CSX Corporation	965,958
1,854	Cummins, Inc.	304,056
19,917	Curtiss-Wright Corporation	2,527,666
18,650	Delta Air Lines, Inc.	1,138,396
4,056	Douglas Dynamics, Inc.	166,702
20,158	EMCOR Group, Inc.	1,701,134
11,202	Emerson Electric Company	726,786
25,246	Encore Wire Corporation	1,386,510
532	Ennis, Inc.	10,816
1,301	ESCO Technologies, Inc.	108,712
5,242	Expeditors International of Washington, Inc.	400,227
15,127	Federal Signal Corporation	471,206
5,154	Forrester Research, Inc.	243,939
2,142	Fortive Corporation	162,899
5	Geberit AG	2,308
7,806	General Dynamics Corporation	1,451,448
2,852	Gorman-Rupp Company	94,743
15,163	Granite Construction, Inc.	538,286
300	GS Yuasa Corporation	5,611
5,692	GWA Group, Ltd.	13,917
19,053	Healthcare Services Group, Inc.[a]	455,557
9,562	Heico Corporation	1,307,603
114	Herc Holdings, Inc.[b]	5,146
229	Hillenbrand, Inc.	7,715
1,100	Hino Motors, Ltd.	8,825
467	HNI Corporation	15,990
20,353	Honeywell International, Inc.	3,510,078
1,119	Hub Group, Inc.[b]	50,747
4,600	Hubbell, Inc.	597,448
3,435	Huntington Ingalls Industries, Inc.	784,211
182	Huron Consulting Group, Inc.[b]	11,097
796	Hyster-Yale Materials Handling, Inc.	49,225
4,663	ICF International, Inc.	397,241
11,244	IDEX Corporation	1,891,466
4,790	Illinois Tool Works, Inc.	738,762
700	Inaba Denki Sangyo Company, Ltd.	32,237
13,637	Ingersoll-Rand plc	1,686,351
25,826	Interface, Inc.	357,948

Shares	Common Stock (35.7%)	Value
Industrials (6.0%) - continued
13,110	Johnson Controls International plc	$556,388
1,973	Kelly Services, Inc.	54,909
4,030	Kforce, Inc.	137,383
1,585	Koninklijke Philips NV	74,354
3,546	Korn Ferry	139,287
1,042	Legrand SA	73,662
6,937	Lincoln Electric Holdings, Inc.	586,315
4,286	Lockheed Martin Corporation	1,552,261
2,524	Manpower, Inc.	230,567
900	Marubeni Corporation	5,834
13,334	Masonite International Corporation[b]	710,702
11,938	Mercury Systems, Inc.[b]	973,186
500	Mitsuboshi Belting, Ltd.	9,167
2,417	Mobile Mini, Inc.	82,081
144,170	MRC Global, Inc.[b]	2,254,819
10,540	Mueller Industries, Inc.	318,203
587	Mueller Water Products, Inc.	5,970
2,215	National Express Group plc	11,303
1,700	Nitto Kogyo Corporation	32,366
905	Nobina ABc	5,274
6,137	Norfolk Southern Corporation	1,172,903
667	Northgate plc	2,669
300	NSK, Ltd.	2,537
5,320	Old Dominion Freight Line, Inc.	888,334
3,130	PageGroup plc	17,030
7,141	Parker Hannifin Corporation	1,250,246
70,967	Primoris Services Corporation	1,487,468
21,726	Raven Industries, Inc.	787,350
13,180	Regal-Beloit Corporation	1,049,392
5,841	RELX plc	138,539
1,851	Resources Connection, Inc.	32,578
82,478	Ritchie Brothers Auctioneers, Inc.	2,976,631
3,401	Rockwell Automation, Inc.	546,813
4,101	Roper Industries, Inc.	1,491,329
453	Rush Enterprises, Inc.	17,060
1,228	Sandvik AB	18,844
96	Schindler Holding AG, Participation Certificate	22,131
1,217	Schneider Electric SE	104,998
2,802	Signify NVc	76,150
7,228	SiteOne Landscape Supply, Inc.[b]	533,932
3,964	SKF AB	65,021
41,370	Southwest Airlines Company	2,131,796
3,988	SP Plus Corporation[b]	137,706
289	Spirax-Sarco Engineering plc	31,514
2,602	SPX Corporation[b]	90,810
9,633	SPX FLOW, Inc.[b]	390,714
8,910	Standex International Corporation	626,997
5,800	Sumitomo Corporation	86,064
9,100	Sumitomo Electric Industries, Ltd.	112,594
300	Taikisha, Ltd.	8,948
6,107	Teledyne Technologies, Inc.[b]	1,778,847
658	Tennant Company	50,080
696	Thermon Group Holdings, Inc.[b]	17,637
700	Toppan Forms Company, Ltd.	6,098
491	Transcontinental, Inc.	5,647
1,280	TransDigm Group, Inc.[b]	621,363
8,880	TransUnion	735,175
10,968	TriMas Corporation[b]	328,930
1,403	TrueBlue, Inc.[b]	27,737
500	Tsubakimoto Chain Company	16,380
2,142	UniFirst Corporation	421,696
5,600	United Airlines Holdings, Inc.[b]	514,696
6,406	United Rentals, Inc.[b]	810,679
20,320	United Technologies Corporation	2,714,752
2,605	Universal Truckload Services, Inc.	51,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Industrials (6.0%) - continued
17,143	Valmont Industries, Inc.	$2,358,877
238	Vectrus, Inc.[b]	9,625
17,861	Verisk Analytics, Inc.	2,709,871
9,358	WageWorks, Inc.[b]	478,849
36,484	Waste Connections, Inc.	3,309,828
5,095	Watsco, Inc.	828,549
32,253	Willdan Group, Inc.[b]	1,128,210
633	Woodward, Inc.	70,921
10,390	Xylem, Inc.	834,213
300	Yuasa Trading Company, Ltd.	8,455

	Total	83,266,591

Information Technology (8.5%)
5,451	Accenture plc	1,049,754
579	ADTRAN, Inc.	6,433
14,446	Advanced Energy Industries, Inc.[b]	843,646
51,466	Advanced Micro Devices, Inc.[b]	1,567,140
20,258	Akamai Technologies, Inc.[b]	1,785,338
3,170	Alliance Data Systems Corporation	497,436
4,961	Alteryx, Inc.[b]	583,116
167	Altisource Portfolio Solutions SAb	3,507
1,435	Amadeus IT Holding SA	112,141
1,626	American Software, Inc.	21,658
33,202	Amphenol Corporation	3,098,411
3,269	ANSYS, Inc.[b]	663,999
23,185	Apple, Inc.	4,939,332
9,928	Arista Networks, Inc.[b]	2,714,812
2,001	Atkore International Group, Inc.[b]	54,607
5,290	Atlassian Corporation plc[b]	741,235
7,084	Automatic Data Processing, Inc.	1,179,628
5,433	Avalara, Inc.[b]	442,681
259	Badger Meter, Inc.	13,854
9,735	Benchmark Electronics, Inc.	263,429
28,114	Blackline, Inc.[b]	1,253,884
27,436	Booz Allen Hamilton Holding Corporation	1,886,225
455	Broadridge Financial Solutions, Inc.	57,840
802	CACI International, Inc.[b]	172,550
6,000	Canon, Inc.	162,728
1,211	Capgemini SA	153,754
15,443	CDK Global, Inc.	801,028
3,122	CDW Corporation	368,896
2,774	CGI, Inc.[b]	213,504
65,098	Ciena Corporation[b]	2,943,732
121,126	Cisco Systems, Inc.	6,710,380
30,753	Clearwater Energy, Inc.	528,029
7,721	Cognex Corporation	339,801
6,651	Cohu, Inc.	100,829
14,174	Computer Services, Inc.	567,385
4,305	Computershare, Ltd.	46,375
8,699	CoreLogic, Inc.[b]	396,413
13,680	Coupa Software, Inc.[b]	1,856,513
644	CSG Systems International, Inc.	32,999
2,565	CTS Corporation	80,849
11,854	Descartes Systems Group, Inc.[b]	430,300
28,763	DocuSign, Inc.[b]	1,487,622
75,046	Dolby Laboratories, Inc.	5,110,633
1,172	DSP Group, Inc.[b]	18,893
3,564	Ebix, Inc.	164,051
6,353	Elastic NVb	627,867
1,069	EPAM Systems, Inc.[b]	207,162
3,640	Euronet Worldwide, Inc.[b]	567,512
2,296	ExlService Holdings, Inc.[b]	157,942
509	eXp World Holdings, Inc.[b]	5,380
1,272	Fair Isaac Corporation[b]	441,918
2,963	Fiserv, Inc.[b]	312,389

Shares	Common Stock (35.7%)	Value
Information Technology (8.5%) - continued
16,292	Five9, Inc.[b]	$804,336
11,617	Global Payments, Inc.	1,950,727
26,972	Guidewire Software, Inc.[b]	2,753,302
5,260	Halma plc	127,026
7,084	International Business Machines Corporation	1,050,132
984	International Money Express, Inc.[b]	13,619
4,738	Intuit, Inc.	1,313,895
60	Jenoptik AG	1,681
6,948	Keysight Technologies, Inc.[b]	621,985
4,446	KLA-Tencor Corporation	606,079
2,480	Kulicke and Soffa Industries, Inc.	56,122
5,270	Lam Research Corporation	1,099,375
60,807	Lattice Semiconductor Corporation[b]	1,176,007
1,004	ManTech International Corporation	69,055
9,517	MasterCard, Inc.	2,591,194
5,776	Methode Electronics, Inc.	172,991
62,022	Microsoft Corporation	8,451,738
2,389	MicroStrategy, Inc.[b]	326,648
26,795	Monolithic Power Systems, Inc.	3,969,947
236	MTS Systems Corporation	13,598
33,898	National Instruments Corporation	1,415,580
900	NEC Networks & System Integration Corporation	23,273
19,789	New Relic, Inc.[b]	1,843,741
7,602	Nice, Ltd. ADR[b]	1,160,977
12,808	Nova Measuring Instruments, Ltd.[b]	372,072
5,995	Novanta, Inc.[b]	504,120
2,451	NVIDIA Corporation	413,533
43,636	Oracle Corporation	2,456,707
4,743	Palo Alto Networks, Inc.[b]	1,074,479
9,565	PayPal Holdings, Inc.[b]	1,055,976
10,058	Pegasystems, Inc.	760,385
27,627	Plexus Corporation[b]	1,649,608
2,250	Presidio, Inc.	31,500
1,820	Progress Software Corporation	78,788
14,145	Proofpoint, Inc.[b]	1,785,099
11,063	Q2 Holdings, Inc.[b]	883,602
1,716	QAD, Inc.	74,028
6,840	QUALCOMM, Inc.	500,414
20,357	Rogers Corporation[b]	3,229,842
300	Ryoyo Electro Corporation	4,977
63,277	SailPoint Technologies Holdings, Inc.[b]	1,337,676
5,834	Salesforce.com, Inc.[b]	901,353
2,219	ScanSource, Inc.[b]	75,335
7,729	ServiceNow, Inc.[b]	2,143,947
3,600	Shinko Electric Industries Company, Ltd.	28,950
1,129	Silicon Laboratories, Inc.[b]	126,685
2,016	Splunk, Inc.[b]	272,785
3,717	Square, Inc.[b]	298,884
1,901	Sykes Enterprises, Inc.[b]	53,779
24,728	Synopsys, Inc.[b]	3,282,889
12,532	TE Connectivity, Ltd.	1,157,957
8,448	Teradata Corporation[b]	309,366
8,534	Teradyne, Inc.	475,600
18,790	Texas Instruments, Inc.	2,348,938
300	Tokyo Seimitsu Company, Ltd.	8,412
1,000	Trend Micro, Inc.	43,602
9,173	Tyler Technologies, Inc.[b]	2,140,520
1,916	VeriSign, Inc.[b]	404,448
43,763	Virtusa Corporation[b]	1,955,331
9,921	Visa, Inc.	1,765,938
5,963	WEX, Inc.[b]	1,300,351
1,350	Workday, Inc.[b]	269,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Information Technology (8.5%) - continued
11,880	Xilinx, Inc.	$1,356,815

	Total	117,335,232

Materials (1.0%)
15,510	Alcoa Corporation[b]	348,820
437	Avery Dennison Corporation	50,198
6,931	Balchem Corporation	711,398
6,775	Ball Corporation	484,277
6,144	BHP Group plc	146,495
3,945	BHP Group, Ltd.	108,608
15,180	Boise Cascade Company	409,860
371	Boliden AB	8,413
4,990	Celanese Corporation	559,728
15,970	CF Industries Holdings, Inc.	791,473
1,420	Continental Building Products, Inc.[b]	34,904
100	DOWA Holdings Company, Ltd.	3,158
12,355	Eastman Chemical Company	930,949
915	Ecolab, Inc.	184,583
6,790	Ferroglobe Representation & Warranty Insurance Trust[b,d]	1
1,861	Granges AB	18,530
317	Hexpol AB	2,412
400	Hokuetsu Corporation	1,985
212	Innophos Holdings, Inc.	5,760
5,219	Innospec, Inc.	487,350
6,700	JFE Holdings, Inc.	88,581
2,600	JSR Corporation	42,939
4,359	Kadant, Inc.	407,392
6,751	Kaiser Aluminum Corporation	649,919
776	Koninklijke DSM NV	96,137
1,369	Kraton Performance Polymers, Inc.[b]	41,987
1,800	Kyoei Steel, Ltd.	30,488
300	Lintec Corporation	6,312
41,225	Louisiana-Pacific Corporation	1,077,622
5,600	Martin Marietta Materials, Inc.	1,387,400
2,964	Materion Corporation	184,153
1,935	Minerals Technologies, Inc.	103,039
3,700	Mitsubishi Gas Chemical Company, Inc.	49,238
4,577	Myers Industries, Inc.	74,010
1,500	Nippon Kayaku Company, Ltd.	17,637
7,000	Nippon Steel Corporation	109,670
3,180	Nucor Corporation	172,928
16,199	Nutanix, Inc.[b]	367,717
588	Olympic Steel, Inc.	7,397
17,970	Owens-Illinois, Inc.	304,951
667	PH Glatfelter Company	10,886
3,317	PPG Industries, Inc.	389,383
9,760	Reliance Steel & Aluminum Company	975,512
2,803	Ryerson Holding Corporation[b]	22,873
3,896	Sandfire Resources NL	17,776
6,833	Schweitzer-Mauduit International, Inc.	235,260
11,144	Steel Dynamics, Inc.	351,147
300	Taiyo Holdings Company, Ltd.	9,203
1,200	Toagosei Company, Ltd.	12,415
9,308	United States Lime & Minerals, Inc.	752,831
4,707	UPM-Kymmene Oyj	126,878
405	W. R. Grace & Company	27,463

	Total	13,440,046

Real Estate (1.3%)
363	Acadia Realty Trust	10,189
16,336	Agree Realty Corporation	1,092,062
3,006	Alexander & Baldwin, Inc.	70,671
3,300	Alexandria Real Estate Equities, Inc.	482,988

Shares	Common Stock (35.7%)	Value
Real Estate (1.3%) - continued
94	American Assets Trust, Inc.	$4,362
23,755	American Campus Communities, Inc.	1,110,546
3,371	American Tower Corporation	713,371
1,529	Apartment Investment & Management Company	75,747
1,585	Apple Hospitality REIT, Inc.	24,900
1,320	Ares Commercial Real Estate Corporation	20,024
1,779	Armada Hoffler Properties, Inc.	30,118
5,825	Ashford Hospitality Trust, Inc.	15,786
1,282	BBX Capital Corporation	5,525
528	Bluerock Residential Growth REIT, Inc.	6,225
1,255	Brandywine Realty Trust	18,511
9,004	Brixmor Property Group, Inc.	170,896
7,021	Camden Property Trust	728,148
378	CareTrust REIT, Inc.	8,781
8,132	CBL & Associates Properties, Inc.	8,539
11,448	Cedar Realty Trust, Inc.	31,825
2,507	Chatham Lodging Trust	44,775
669	Choice Properties REIT	6,960
1,366	City Office REIT, Inc.	16,911
188	Columbia Property Trust, Inc.	4,123
1,826	CoreCivic, Inc.	30,987
1,150	Corepoint Lodging, Inc.	13,489
9,852	CoreSite Realty Corporation	1,032,588
3,978	Corporate Office Properties Trust	111,066
1,901	CoStar Group, Inc.[b]	1,169,875
29,835	Cousins Properties, Inc.	1,049,595
576	CubeSmart	19,555
887	CyrusOne, Inc.	50,914
600	Daito Trust Construction Company, Ltd.	77,372
225	Deutsche EuroShop AG	6,087
876	DiamondRock Hospitality Company	8,821
2,640	Digital Realty Trust, Inc.	301,910
3,973	Douglas Emmett, Inc.	162,178
11,980	Duke Realty Corporation	399,293
263	EastGroup Properties, Inc.	31,686
2,658	Empire State Realty Trust, Inc.	37,239
181	Entra ASA[c]	2,625
1,319	EPR Properties	98,173
955	Equity Commonwealth	32,069
126	Equity Lifestyle Properties, Inc.	15,655
80	Essex Property Trust, Inc.	24,178
1,521	Farmland Partners, Inc.	9,354
2,061	First Industrial Realty Trust, Inc.	78,710
213	Four Corners Property Trust, Inc.	5,738
5,090	Franklin Street Properties Corporation	41,025
2,785	Gaming and Leisure Properties, Inc.	105,022
3,476	GEO Group, Inc.	61,908
770	Getty Realty Corporation	23,085
2,082	Gladstone Commercial Corporation	44,263
196	Global Net Lease, Inc.	3,826
1,014	Granite REIT	47,127
2,369	Healthcare Realty Trust, Inc.	75,761
2,842	Healthcare Trust of America, Inc.	76,535
4,220	Highwoods Properties, Inc.	191,293
8,318	Hospitality Properties Trust	205,538
16,098	Host Hotels & Resorts, Inc.	279,944
108	Howard Hughes Corporation[b]	14,580
1,485	Hudson Pacific Properties, Inc.	52,421
10,000	Hysan Development Company, Ltd.	47,640
1,017	Industrial Logistics Properties Trust	21,743
374	Investors Real Estate Trust	23,843

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (35.7%)	Value
Real Estate (1.3%) - continued
2,152	iSTAR Financial, Inc.	$28,406
1,618	JBG SMITH Properties	63,312
1,758	Jones Lang LaSalle, Inc.	256,123
3,621	Kilroy Realty Corporation	287,725
1,393	Kite Realty Group Trust	22,163
2,573	Klepierre SA	79,369
1,859	Lamar Advertising Company	150,430
1,215	Lexington Realty Trust	11,992
2,112	Liberty Property Trust	110,458
387	Life Storage, Inc.	37,729
200	LTC Properties, Inc.	9,218
689	Mack-Cali Realty Corporation	16,384
3,408	Medical Properties Trust, Inc.	59,640
429	MGM Growth Properties LLC	12,810
29,278	Mirvac Group	64,333
2,054	Monmouth Real Estate Investment Corporation	28,325
307	National Health Investors, Inc.	24,370
1,857	National Storage Affiliates Trust	56,249
993	Office Properties Income Trust	27,973
1,952	Omega Healthcare Investors, Inc.	70,858
1,392	One Liberty Properties, Inc.	39,895
3,253	Outfront Media, Inc.	88,417
1,678	Paramount Group, Inc.	23,207
2,949	Pebblebrook Hotel Trust	82,543
3,058	Pennsylvania REIT	18,287
58,637	Physicians Realty Trust	1,009,143
676	Piedmont Office Realty Trust, Inc.	14,068
2,923	PotlatchDeltic Corporation	107,625
555	Preferred Apartment Communities, Inc.	8,042
131	PS Business Parks, Inc.	22,925
6,050	QTS Realty Trust, Inc.	279,994
892	Quebecor, Inc.	20,208
2,336	Rayonier, Inc. REIT	67,837
1,050	RE/MAX Holdings, Inc.	30,534
5,913	Realogy Holdings Corporation[a]	30,807
883	Redfin Corporation[b]	15,929
637	Retail Opportunity Investments Corporation	11,555
5,795	Retail Properties of America, Inc.	70,467
1,414	RLJ Lodging Trust	24,434
196	RMR Group, Inc.	9,651
3,000	Road King Infrastructure, Ltd.	6,168
1,735	RPT Realty	21,254
735	Ryman Hospitality Properties	55,125
7,493	Sabra Health Care REIT, Inc.	154,656
414	Saul Centers, Inc.	22,683
7,759	SBA Communications Corporation[b]	1,904,136
9,402	Senior Housing Property Trust	77,096
698	Seritage Growth Properties	29,155
905	SITE Centers Corporation	12,896
2,248	Spirit Realty Capital, Inc.	99,182
2,489	St. Joe Company[b]	47,888
651	STAG Industrial, Inc.	19,348
1,650	Store Capital Corporation	56,447
4,170	Summit Hotel Properties, Inc.	46,329
1,597	Sunstone Hotel Investors, Inc.	21,096
500	Swire Pacific, Ltd.	5,699
1,668	Tanger Factory Outlet Centers, Inc.	26,488
919	Taubman Centers, Inc.	37,238
17,653	Terreno Realty Corporation	862,526
1,235	UMH Properties, Inc.	16,240
138	Universal Health Realty Income Trust	12,718
3,245	Urban Edge Properties	54,289
1,609	Urstadt Biddle Properties, Inc.	34,738

Shares	Common Stock (35.7%)	Value
Real Estate (1.3%) - continued
3,611	VICI Properties, Inc.	$77,059
4,972	Washington Prime Group, Inc.	18,048
304	Washington REIT	8,193
2,067	Weingarten Realty Investors	57,690
671	Weyerhaeuser Company	17,050
7,800	Wing Tai Holdings, Ltd.	11,959
479	Xenia Hotels & Resorts, Inc.	10,265

	Total	18,003,788

Utilities (0.5%)
6,044	AGL Energy, Ltd.	86,618
8,250	Alliant Energy Corporation	408,705
1,675	Artesian Resources Corporation	60,266
83	Chesapeake Utilities Corporation	7,757
6,950	CMS Energy Corporation	404,629
1,310	Consolidated Water Company, Ltd.	18,379
1,339	Contact Energy, Ltd.	6,831
3,543	Enagas SA	77,288
4,600	Entergy Corporation	485,852
20,949	Exelon Corporation	943,962
811	Middlesex Water Company	50,793
13,286	New Jersey Resources Corporation	662,573
9,427	NorthWestern Corporation	659,136
22,050	PNM Resources, Inc.	1,095,223
5,870	Public Service Enterprise Group, Inc.	335,471
8,868	Spire, Inc.	730,812
1,005	Unitil Corporation	58,863

	Total	6,093,158

	Total Common Stock (cost $401,974,201)	493,745,672

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$30,428	2.716%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	10,848
	Sequoia Mortgage Trust
60,679	3.829%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	49,413
	WaMu Mortgage Pass Through Certificates
28,089	3.847%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	26,972
44,612	3.915%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	43,607

	Total	130,840

Commercial Mortgage-Backed Securities (<0.1%)
	Federal Home Loan Mortgage Corporation - REMIC
500,000	3.859%, 11/25/2051, Ser. K086, Class A2[e,f]	555,373

	Total	555,373

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,181,000	3.000%, 8/1/2034[g]	2,223,990
8,555,000	3.500%, 8/1/2034[g]	8,836,355
2,825,000	3.000%, 8/1/2049[g]	2,849,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Mortgage-Backed Securities (2.1%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$9,054,000	3.500%, 8/1/2049[g]	$9,270,801
	Government National Mortgage Association Conventional 30-Yr. Pass Through
6,080,000	4.500%, 8/1/2049[g]	6,330,718

	Total	29,511,803

U.S. Government & Agencies (2.6%)
	U.S. Treasury Bonds
1,490,000	2.250%, 11/15/2027	1,521,895
4,500,000	2.875%, 5/15/2028	4,821,328
190,000	5.250%, 11/15/2028	242,346
2,291,000	2.500%, 5/15/2046	2,277,218
	U.S. Treasury Notes
340,000	1.000%, 10/15/2019	339,230
575,000	1.500%, 10/31/2019	574,012
675,000	1.750%, 11/30/2019	674,051
600,000	2.750%, 11/30/2020	606,070
100,000	2.500%, 2/28/2021	100,852
1,240,000	1.125%, 8/31/2021	1,220,867
410,000	2.000%, 11/30/2022	412,098
500,000	2.125%, 7/31/2024	506,602
1,210,000	2.250%, 11/15/2024	1,234,294
1,930,000	2.125%, 11/30/2024	1,956,613
540,000	2.625%, 1/31/2026	563,625
17,570,000	2.500%, 2/28/2026	18,213,776

	Total	35,264,877

	Total Long-Term Fixed Income (cost $64,124,659)	65,462,893

Shares	Collateral Held for Securities Loaned (1.0%)	Value
13,199,633	Thrivent Cash Management Trust	13,199,633

	Total Collateral Held for Securities Loaned (cost $13,199,633)	13,199,633

Shares or Principal Amount	Short-Term Investments (19.2%)	Value
	Federal Home Loan Bank Discount Notes
10,300,000	2.150%, 8/16/2019[h,i]	10,290,987
800,000	2.200%, 8/28/2019[h,i]	798,740
6,100,000	2.210%, 9/5/2019[h,i]	6,087,427
2,600,000	2.180%, 9/19/2019[h,i]	2,592,497
1,300,000	2.140%, 9/23/2019[h,i]	1,295,943
1,100,000	2.130%, 9/24/2019[h,i]	1,096,502
1,700,000	2.190%, 10/2/2019[h,i]	1,693,852
1,200,000	2.095%, 10/16/2019[h,i]	1,194,680
	Thrivent Core Short-Term Reserve Fund
24,081,054	2.490%	240,810,544

	Total Short-Term Investments (cost $265,859,848)	265,861,172

	Total Investments (cost $1,207,732,471) 103.2%	$1,426,641,237

	Other Assets and Liabilities, Net (3.2%)	(44,626,509)

	Total Net Assets 100.0%	$1,382,014,728

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $327,113 or 0.0% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

f	All or a portion of the security is insured or guaranteed.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of July 31, 2019:

Securities Lending Transactions
Common Stock	$12,724,361

Total lending	$12,724,361
Gross amount payable upon return of collateral for securities loaned	$13,199,633

Net amounts due to counterparty	$475,272

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	18,522,437	18,015,012	507,425	–
Consumer Discretionary	48,853,655	47,978,449	875,206	–
Consumer Staples	21,263,176	20,345,774	917,402	–
Energy	14,839,216	14,501,165	338,051	–
Financials	80,572,532	78,914,222	1,658,310	–
Health Care	71,555,841	70,447,620	1,108,221	–
Industrials	83,266,591	81,993,231	1,273,360	–
Information Technology	117,335,232	116,408,809	926,423	–
Materials	13,440,046	12,543,170	896,875	1
Real Estate	18,003,788	17,628,241	375,547	–
Utilities	6,093,158	5,922,421	170,737	–
Registered Investment Companies
Affiliated	461,660,610	461,660,610	–	–
Unaffiliated	19,495,080	19,495,080	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	130,840	–	130,840	–
Commercial Mortgage-Backed Securities	555,373	–	555,373	–
Mortgage-Backed Securities	29,511,803	–	29,511,803	–
U.S. Government & Agencies	35,264,877	–	35,264,877	–
Short-Term Investments	25,050,628	–	25,050,628	–
Subtotal Investments in Securities	$1,065,414,883	$965,853,804	$99,561,078	$1

Other Investments *	Total
Affiliated Short-Term Investments	240,810,544
Affiliated Registered Investment Companies	107,216,177
Collateral Held for Securities Loaned	13,199,633
Subtotal Other Investments	$361,226,354

Total Investments at Value	$1,426,641,237
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,372,237	7,372,237	–	–
Total Asset Derivatives	$7,372,237	$7,372,237	$–	$–
Liability Derivatives
Futures Contracts	6,503,471	6,503,471	–	–
Total Liability Derivatives	$6,503,471	$6,503,471	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $25,050,628 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	35	September 2019	$7,484,639	$19,580
CBOT 5-Yr. U.S. Treasury Note	35	September 2019	4,059,015	55,399
CME E-mini S&P 500 Index	1,488	September 2019	216,547,799	5,335,321
CME Euro Foreign Exchange Currency	442	September 2019	63,009,625	(1,530,188)
CME Ultra Long Term U.S. Treasury Bond	28	September 2019	4,853,757	117,993
Eurex Euro STOXX 50 Index	2,128	September 2019	79,849,126	1,281,257
ICE mini MSCI EAFE Index	79	September 2019	7,502,191	(55,256)
ICE US mini MSCI Emerging Markets Index	1,796	September 2019	91,536,193	562,687

Total Futures Long Contracts			$474,842,345	$5,786,793

CBOT 10-Yr. U.S. Treasury Note	(46)	September 2019	($5,802,914)	($58,492)
CBOT U.S. Long Bond	(10)	September 2019	(1,522,467)	(33,470)
CME E-mini Russell 2000 Index	(544)	September 2019	(41,719,516)	(1,166,724)
CME E-mini S&P Mid-Cap 400 Index	(605)	September 2019	(115,421,194)	(3,648,856)
Ultra 10-Yr. U.S. Treasury Note	(30)	September 2019	(4,124,828)	(10,485)
Total Futures Short Contracts			($168,590,919)	($4,918,027)

Total Futures Contracts			$306,251,426	$868,766

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Registered Investment Companies
Core International Equity	$52,041	$1,682	$ –	$54,110	5,806	3.9%
Core Low Volatility Equity	45,522	1,752	–	53,107	4,493	3.9
Global Stock, Class S	35,210	3,069	–	37,463	1,439	2.7
High Yield, Class S	6,193	269	–	6,628	1,393	0.5
Income, Class S	4,001	113	–	4,432	472	0.3
International Allocation, Class S	116,054	6,423	–	122,735	12,460	8.9
Large Cap Growth, Class S	88,938	8,141	–	100,310	7,874	7.3
Large Cap Value, Class S	67,069	4,500	–	70,495	3,150	5.1
Limited Maturity Bond, Class S	6,881	140	–	7,129	571	0.5
Mid Cap Stock, Class S	72,985	6,988	–	78,966	2,888	5.7
Small Cap Stock, Class S	31,672	3,680	–	33,502	1,372	2.4
Total Affiliated Registered Investment Companies	526,566			568,877		41.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	193,615	232,130	184,934	240,811	24,081	17.4
Total Affiliated Short-Term Investments	193,615			240,811		17.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	9,153	93,687	89,640	13,200	13,200	1.0
Total Collateral Held for Securities Loaned	9,153			13,200		1.0
Total Value	$729,334			$822,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Registered Investment Companies
Core International Equity	$ –	$387	$ –	$1,682
Core Low Volatility Equity Fund	–	5,832	996	757
High Yield, Class S	–	166	–	269
Income, Class S	–	317	–	113
Large Cap Growth, Class S	–	3,231	8,141	–
Global Stock, Class S	–	(815)	2,515	554
Large Cap Value, Class S	–	(1,074)	3,426	1,073
Limited Maturity Bond, Class S	–	107	–	140
Mid Cap Stock, Class S	–	(1,006)	6,675	313
International Allocation, Class S	–	258	3,732	2,691
Small Cap Stock, Class S	–	(1,849)	3,679	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	–	–	–	4,362
Total Income from Affiliated Investments				$11,954
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	34
Total Affiliated Income from Securities Loaned, Net				$34
Total	$ –	$5,554	$29,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Basic Materials (0.4%)
	Ball Metalpack Finco, LLC, Term Loan
$178,200	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$175,379
	Big River Steel, LLC, Term Loan
338,962	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	339,810
	Hexion, Inc., Term Loan
190,000	5.820%, (LIBOR 3M + 3.500%), 7/1/2026[b,c]	189,525
	Momentive Performance Materials USA, LLC, Term Loan
300,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	298,314
	Pixelle Specialty Solutions, LLC, Term Loan
477,600	8.234%, (LIBOR 1M + 6.000%), 10/31/2024[b]	471,033
	Starfruit US Holdco, LLC, Term Loan
299,250	5.610%, (LIBOR 1M + 3.250%), 10/1/2025[b]	293,765

	Total	1,767,826

Capital Goods (1.3%)
	Advanced Disposal Services, Inc., Term Loan
306,405	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	306,904
	Flex Acquisition Company, Inc. Term Loan
728,996	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	697,328
	GFL Environmental, Inc., Term Loan
972,091	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	963,760
	Natgasoline, LLC, Term Loan
388,050	5.813%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	387,565
	Navistar, Inc., Term Loan
640,250	5.830%, (LIBOR 1M + 3.500%), 11/6/2024[b]	641,454
	Sotera Health Holdings, LLC, Term Loan
554,024	5.234%, (LIBOR 1M + 3.000%), 5/15/2022[b]	547,791
	TransDigm, Inc., Term Loan
488,763	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b]	485,938
	Vertiv Group Corporation, Term Loan
913,307	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	868,784

	Total	4,899,524

Communications Services (3.9%)
	Altice France SA, Term Loan
278,587	4.984%, (LIBOR 1M + 2.750%), 7/31/2025[b]	268,140
	CenturyLink, Inc., Term Loan
1,474,877	4.984%, (LIBOR 1M + 2.750%), 1/31/2025[b]	1,464,833
	Charter Communications Operating, LLC, Term Loan
620,550	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	621,468

Principal Amount	Bank Loans (14.6%)[a]	Value
Communications Services (3.9%) - continued
	CommScope Inc., Term Loan
$830,000	5.484%, (LIBOR 1M + 3.250%), 4/4/2026[b]	$830,208
	CSC Holdings, LLC, Term Loan
513,187	4.575%, (LIBOR 1M + 2.250%), 7/17/2025[b,c]	511,263
972,563	5.325%, (LIBOR 1M + 3.000%), 4/15/2027[b]	975,801
	Diamond Sports Group, LLC, Term Loan
815,000	0.000%, (LIBOR 3M + 3.250%), 7/18/2026[b,d,e]	816,345
	Entercom Media Corporation, Term Loan
481,074	4.991%, (LIBOR 1M + 2.750%), 11/17/2024[b]	480,073
	Frontier Communications Corporation, Term Loan
810,482	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	800,351
	HCP Acquisition, LLC, Term Loan
625,378	4.984%, (LIBOR 1M + 2.750%), 5/16/2024[b]	623,589
	Intelsat Jackson Holdings SA, Term Loan
505,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	506,081
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
785,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	783,037
125,405	9.075%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	124,465
	Mediacom Illinois, LLC, Term Loan
286,375	4.100%, (LIBOR 1W + 1.750%), 2/15/2024[b]	286,375
	NEP Group, Inc., Term Loan
646,750	5.484%, (LIBOR 1M + 3.250%), 10/20/2025[b]	646,213
	Sprint Communications, Inc., Term Loan
1,148,562	4.750%, (LIBOR 1M + 2.500%), 2/3/2024[b]	1,145,404
1,776,075	5.250%, (LIBOR 1M + 3.000%), 2/3/2024[b]	1,774,405
	TNS, Inc., Term Loan
239,602	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,c]	233,911
	Unitymedia Finance, LLC, Term Loan
630,000	4.604%, (LIBOR 1M + 2.250%), 1/15/2026[b]	629,364
	Virgin Media Bristol, LLC, Term Loan
800,000	4.825%, (LIBOR 1M + 2.500%), 1/15/2026[b]	801,504
	WideOpenWest Finance, LLC, Term Loan
481,425	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	472,297
	Windstream Services, LLC, Term Loan
397,055	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	406,577

	Total	15,201,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
$224,908	4.624%, (LIBOR 1W + 2.250%), 9/15/2023[b]	$224,740
	Cengage Learning, Inc., Term Loan
766,278	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	737,420
	Eldorado Resorts, Inc., Term Loan
174,854	4.577%, (LIBOR 1M + 2.250%), 4/17/2024[b]	174,527
	Four Seasons Hotels, Ltd., Term Loan
477,652	4.234%, (LIBOR 1M + 2.000%), 11/30/2023[b]	478,024
	Golden Entertainment, Inc., Term Loan
839,550	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	841,649
	IAA, Inc., Term Loan
205,000	4.625%, (LIBOR 3M + 2.250%), 6/28/2026[b]	205,769
	Men’s Warehouse, Inc., Term Loan
385,919	5.652%, (LIBOR 1M + 3.250%), 4/9/2025[b]	337,035
	Mohegan Gaming and Entertainment, Term Loan
726,868	6.234%, (LIBOR 1M + 4.000%), 10/13/2023[b]	674,170
	Scientific Games International, Inc., Term Loan
1,651,513	4.984%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,641,455
	Staples, Inc., Term Loan
225,000	6.832%, (LIBOR 1M + 4.500%), 9/12/2024[b,c]	222,187
670,000	7.332%, (LIBOR 1M + 5.000%), 4/12/2026[b]	652,835
	Stars Group Holdings BV, Term Loan
811,809	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	814,244
	Tenneco, Inc., Term Loan
577,100	5.234%, (LIBOR 1M + 3.000%), 10/1/2025[b]	536,703

	Total	7,540,758

Consumer Non-Cyclical (3.0%)
	Air Medical Group Holdings, Inc., Term Loan
1,497,200	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,448,541
	Albertson’s, LLC, Term Loan
589,170	5.234%, (LIBOR 1M + 3.000%), 6/22/2023[b]	589,966
1,189,025	5.234%, (LIBOR 1M + 3.000%), 11/16/2025[b]	1,190,083
	Amneal Pharmaceuticals, LLC, Term Loan
539,424	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	498,773
	Bausch Health Companies, Inc., Term Loan
929,882	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	932,904
	Chobani, LLC, Term Loan
488,748	5.734%, (LIBOR 1M + 3.500%), 10/7/2023[b]	483,401

Principal Amount	Bank Loans (14.6%)[a]	Value
Consumer Non-Cyclical (3.0%) - continued
	Endo International plc, Term Loan
$830,119	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	$755,931
	Energizer Holdings, Inc., Term Loan
560,025	4.688%, (LIBOR 1M + 2.250%), 1/2/2026[b]	558,978
	Grifols Worldwide Operations USA, Inc., Term Loan
478,975	4.599%, (LIBOR 1W + 2.250%), 1/31/2025[b]	479,995
	JBS USA LUX SA, Term Loan
548,625	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	549,618
	Libbey Glass, Inc., Term Loan
240,545	5.367%, (LIBOR 1M + 3.000%), 4/9/2021[b]	186,122
	Mallinckrodt International Finance SA, Term Loan
648,359	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	550,294
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,129,946	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,d,e]	1,079,810
	MPH Acquisition Holdings, LLC, Term Loan
400,000	5.080%, (LIBOR 3M + 2.750%), 6/7/2023[b]	388,000
	Ortho-Clinical Diagnostics SA, Term Loan
1,077,375	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	1,045,733
	Plantronics, Inc., Term Loan
510,083	4.734%, (LIBOR 1M + 2.500%), 7/2/2025[b]	509,956
	Prime Security Services Borrower, LLC, Term Loan
390,000	4.984%, (LIBOR 1M + 2.750%), 5/2/2022[b]	389,325

	Total	11,637,430

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
360,000	6.984%, (LIBOR 1M + 4.750%), 12/19/2025[b]	333,900
	Calpine Corporation, Term Loan
486,138	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	486,206
	CONSOL Energy, Inc., Term Loan
389,025	6.740%, (LIBOR 1M + 4.500%), 9/28/2024[b]	389,025
	Consolidated Energy Finance SA, Term Loan
341,550	4.825%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	332,158
	Fieldwood Energy, LLC, Term Loan
390,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	357,704
	HFOTCO, LLC, Term Loan
861,300	4.990%, (LIBOR 1M + 2.750%), 6/26/2025[b]	858,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Energy (1.0%) - continued
	Radiate Holdco, LLC, Term Loan
$1,290,202	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	$1,275,145

	Total	4,032,208

Financials (2.1%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
632,465	4.022%, (LIBOR 1M + 1.750%), 1/15/2025[b]	633,749
	Cyxtera DC Holdings, Inc., Term Loan
156,800	5.380%, (LIBOR 1M + 3.000%), 5/1/2024[b]	147,295
85,000	9.610%, (LIBOR 1M + 7.250%), 5/1/2025[b]	74,035
	Digicel International Finance, Ltd., Term Loan
802,747	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	685,345
	Genworth Holdings, Inc., Term Loan
148,125	6.761%, (LIBOR 1M + 4.500%), 3/7/2023[b]	149,051
	GGP Nimbus, LLC, Term Loan
898,213	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	880,122
	Grizzly Finco, Term Loan
645,125	5.570%, (LIBOR 3M + 3.250%), 10/1/2025[b]	645,357
	Harland Clarke Holdings Corporation, Term Loan
693,643	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,c]	530,637
	Level 3 Parent, LLC, Term Loan
1,000,000	4.484%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,000,420
	MoneyGram International, Inc., Term Loan
365,697	8.330%, (LIBOR 3M + 6.000%), 6/30/2023[b]	358,994
	Sable International Finance, Ltd., Term Loan
1,259,520	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	1,266,447
	Trans Union, LLC, Term Loan
473,525	4.234%, (LIBOR 1M + 2.000%), 4/9/2023[b]	474,486
	Tronox Finance, LLC, Term Loan
1,218,159	5.272%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,208,451

	Total	8,054,389

Technology (0.4%)
	Rackspace Hosting, Inc., Term Loan
1,360,436	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	1,259,764
	SS&C Technologies Holdings Europe SARL, Term Loan
173,895	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	173,787
	SS&C Technologies, Inc., Term Loan
255,414	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	255,256

	Total	1,688,807

Principal Amount	Bank Loans (14.6%)[a]	Value
Utilities (0.6%)
	Arctic LNG Carriers, Ltd., Term Loan
$1,004,500	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b]	$985,666
	Core and Main, LP, Term Loan
398,925	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	398,426
	EnergySolutions, LLC, Term Loan
297,000	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	285,120
	Talen Energy Supply, LLC, Term Loan
260,000	6.110%, (LIBOR 3M + 3.750%), 7/8/2026[b]	255,775
	TerraForm Power Operating, LLC, Term Loan
271,554	4.234%, (LIBOR 1M + 2.000%), 11/8/2022[b]	271,214

	Total	2,196,201

	Total Bank Loans
	(cost $57,909,077)	57,018,847

Shares	Common Stock (46.6%)	Value
Communications Services (2.8%)
3,521	Activision Blizzard, Inc.	171,614
1,554	Alphabet, Inc., Class Ag	1,893,083
818	Alphabet, Inc., Class Cg	995,244
73,237	Auto Trader Group plc[h]	480,771
4,450	CBS Corporation	229,220
22,220	Comcast Corporation	959,237
10,820	DISH Network Corporation[g]	366,365
5,366	Facebook, Inc.[g]	1,042,238
1,290	Ipsos SA	35,278
21,800	KDDI Corporation	568,795
54,204	Mediaset Espana Comunicacion SA	318,206
3,113	Rightmove plc	19,910
17,254	Seven West Media, Ltd.[g]	5,104
17,743	Telenor ASA	359,526
157,936	Telstra Corporation, Ltd.	428,215
6,431	Tencent Holdings, Ltd. ADR	299,042
12,900	TV Asahi Holdings Corporation	211,613
11,291	Twitter, Inc.[g]	477,722
24,240	Verizon Communications, Inc.	1,339,745
1,131	Walt Disney Company	161,744
2,929	Wolters Kluwer NV	212,310
4,850	Zillow Group, Inc.[g]	241,724

	Total	10,816,706

Consumer Discretionary (4.0%)
1,034	Alibaba Group Holding, Ltd. ADR[g]	178,996
1,231	Amazon.com, Inc.[g]	2,298,006
20,859	American Axle & Manufacturing Holdings, Inc.[g]	251,768
1,600	AOKI Holdings, Inc.	15,690
1,400	Aoyama Trading Company, Ltd.	26,072
3,659	Aptiv plc	320,711
1,900	Autobacs Seven Company, Ltd.	30,919
21,670	Barratt Developments plc	169,183
4,200	Benesse Holdings, Inc.	98,300
7,595	Berkeley Group Holdings plc	357,215
414	Booking Holdings, Inc.[g]	781,057
200	Bridgestone Corporation	7,508
2,641	Bright Horizons Family Solutions, Inc.[g]	401,617
9,796	Caesars Entertainment Corporation[g]	115,985
1,066	Century Casinos, Inc.[g]	10,521

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Consumer Discretionary (4.0%) - continued
2,918	Children’s Place, Inc.[i]	$285,001
2,100	Chiyoda Company, Ltd.	31,046
2,792	Cie Generale des Etablissements Michelin	308,649
50,200	Citizen Watch Company, Ltd.	249,818
1,315	Compass Group plc	33,270
4,263	Countryside Properties plc[h]	15,201
5,931	Crocs, Inc.[g]	135,523
4,650	D.R. Horton, Inc.	213,574
12,000	Denso Corporation	509,346
909	Emerald Expositions Events, Inc.	9,690
5,915	Etsy, Inc.[g]	396,423
800	Exedy Corporation	16,309
3,049	G-III Apparel Group, Ltd.[g]	87,384
7,715	Harley-Davidson, Inc.	276,043
5,424	Home Depot, Inc.	1,159,055
8,760	Lowe’s Companies, Inc.	888,264
2,150	Lululemon Athletica, Inc.[g]	410,843
1,220	Mohawk Industries, Inc.[g]	152,122
38,353	Moneysupermarket.com Group plc	171,687
1,110	Netflix, Inc.[g]	358,519
14,700	NHK Spring Company, Ltd.	115,273
5,873	NIKE, Inc.	505,254
104,500	Nissan Motor Company, Ltd.	679,242
5,375	Norwegian Cruise Line Holdings, Ltd.[g]	265,740
1,900	Onward Holdings Company, Ltd.	9,744
2,138	Oxford Industries, Inc.	156,480
2,638	Playa Hotels and Resorts NVg	19,337
1,400	Plenus Company, Ltd.[i]	23,002
11,432	Red Rock Resorts, Inc.	238,243
19,026	Redrow plc	129,471
2,650	RHg,i	369,410
3,800	Sangetsu Company, Ltd.	68,872
24,000	Sekisui House, Ltd.	403,521
900	SHIMAMURA Company, Ltd.	63,638
3,017	Starbucks Corporation	285,680
33,600	Sumitomo Rubber Industries, Ltd.	366,760
6,661	Super Retail Group, Ltd.	40,890
700	Takara Standard Company, Ltd.	10,973
72,963	Taylor Wimpey plc	142,959
10,360	Toll Brothers, Inc.	372,649
16,100	Toyoda Gosei Company, Ltd.	296,092
400	TS Tech Company, Ltd.	11,012
1,500	United Arrows, Ltd.	42,987
2,558	WH Smith plc	65,791
18,300	Yahoo Japan Corporation	53,599
3,958	Zumiez, Inc.[g]	98,040

	Total	15,605,974

Consumer Staples (2.8%)
2,300	Arcs Company, Ltd.	47,842
4,821	Bunge, Ltd.	281,691
2,996	Carlsberg AS	409,223
1,958	Casey’s General Stores, Inc.	317,020
1,171	Church & Dwight Company, Inc.	88,340
11,182	Colgate-Palmolive Company	802,197
21,072	Cott Corporation	269,511
4,122	Empire Company, Ltd.	109,093
3,138	ForFarmers BV	24,671
719	Glanbia plc	9,392
22,875	Hain Celestial Group, Inc.[g]	497,989
52,200	Japan Tobacco, Inc.	1,150,161
3,025	John B. Sanfilippo & Son, Inc.	262,903
1,970	Kimberly-Clark Corporation	267,230
401	L’Oreal SA	107,293

Shares	Common Stock (46.6%)	Value
Consumer Staples (2.8%) - continued
700	Ministop Company, Ltd.	$9,560
3,512	Monster Beverage Corporation[g]	226,419
2,364	Nestle SA	250,790
6,689	PepsiCo, Inc.	854,921
6,946	Philip Morris International, Inc.	580,755
6,500	Sugi Holdings Company, Ltd.	312,885
13,100	Sundrug Company, Ltd.	362,204
26,146	SunOpta, Inc.[g]	74,516
5,700	TreeHouse Foods, Inc.[g]	338,238
1,100	TSURUHA Holdings, Inc.	111,971
6,593	Turning Point Brands, Inc.	244,798
12,920	Unilever NV	748,892
18,797	Unilever plc	1,130,870
9,712	Wal-Mart Stores, Inc.	1,072,010

	Total	10,963,385

Energy (2.1%)
11,510	BP plc ADR	457,407
50,428	Callon Petroleum Company[g,i]	248,106
9,830	Chevron Corporation	1,210,171
4,964	Contura Energy, Inc.[g]	177,860
2,550	Diamondback Energy, Inc.	263,746
16,575	Enbridge, Inc.	553,439
26,600	Enterprise Products Partners, LP	800,926
14,350	EQT Corporation	216,828
33,116	Euronav NV	278,837
504	Gaztransport Et Technigaz SA	45,726
10,094	Halliburton Company	232,162
5,000	JXTG Holdings, Inc.	23,529
30,760	Marathon Oil Corporation	432,793
7,902	Marathon Petroleum Corporation	445,594
7,856	Nine Energy Service, Inc.[g]	101,107
17,487	Pacific Drilling SAg	164,378
20,925	Patterson-UTI Energy, Inc.	243,358
3,401	Pioneer Natural Resources Company	469,474
22,795	Royal Dutch Shell plc, Class A	717,941
31,462	Royal Dutch Shell plc, Class B	993,729
4,344	Talos Energy, Inc.[g]	89,400
19,537	WPX Energy, Inc.[g]	203,966

	Total	8,370,477

Financials (8.2%)
8,040	Aflac, Inc.	423,226
1,527	Allianz SE	354,279
15,300	Ally Financial, Inc.	503,523
5,128	American Financial Group, Inc.	525,005
4,520	American International Group, Inc.	253,075
2,306	Ameriprise Financial, Inc.	335,546
32,830	Ares Capital Corporation	609,653
1,256	Argo Group International Holdings, Ltd.	85,961
20,968	Assured Guaranty, Ltd.	916,092
42,635	Bank Leumi Le-Israel BM	310,149
68,030	Bank of America Corporation	2,087,160
276	Bank of Marin Bancorp	12,067
10,245	Bank of Montreal	766,939
964	Berkshire Hathaway, Inc.[g]	198,035
430	BlackRock, Inc.	201,102
8,290	Blackstone Group, Inc.	397,754
2,716	Blackstone Mortgage Trust, Inc.	96,472
1,461	BOK Financial Corporation	122,257
9,813	BrightSphere Investment Group	104,999
6,780	Capital One Financial Corporation	626,608
4,285	Charles Schwab Corporation	185,198
2,540	Chubb, Ltd.	388,214
43,948	CI Financial Corporation	681,297

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Financials (8.2%) - continued
21,096	Citigroup, Inc.	$1,501,191
16,174	CNP Assurances	334,288
3,401	Cohen & Steers, Inc.	178,110
3,020	Comerica, Inc.	221,064
1,122	Community Trust Bancorp, Inc.	47,449
39,100	DBS Group Holdings, Ltd.	745,514
706	Deutsche Boerse AG	98,009
14,550	Deutsche Pfandbriefbank AGh	165,181
25,139	Direct Line Insurance Group plc	98,336
6,052	Discover Financial Services	543,107
18,384	DnB ASA	328,901
11,195	E*TRADE Financial Corporation	546,204
1,831	Ellington Residential Mortgage REIT	20,800
7,764	Euronext NVh	599,354
282	FBL Financial Group, Inc.	17,681
20,890	Fifth Third Bancorp	620,224
333	Financial Institutions, Inc.	10,253
2,315	First Busey Corporation	62,574
681	First Citizens BancShares, Inc.	318,041
302	First Defiance Financial Corporation	8,673
126	First Financial Corporation	5,470
4,507	First Interstate BancSystem, Inc.	180,415
213	First Mid-Illinois Bancshares, Inc.	7,259
3,900	First Republic Bank	387,504
57,827	FlexiGroup, Ltd.	71,984
7,510	Genworth MI Canada, Inc.[i]	277,172
785	Goldman Sachs Group, Inc.	172,802
1,502	Great Southern Bancorp, Inc.	90,060
1,667	Hamilton Lane, Inc.	97,853
12,320	Hartford Financial Services Group, Inc.	710,002
2,809	Heartland Financial USA, Inc.	135,085
15,685	Heritage Commerce Corporation	194,023
862	Hometrust Bancshares, Inc.	22,524
3,509	Horace Mann Educators Corporation	152,431
1,864	Houlihan Lokey, Inc.	85,744
16,870	Huntington Bancshares, Inc.	240,398
4,063	IBERIABANK Corporation	319,230
389	Independent Bank Corporation	8,457
3,806	Intercontinental Exchange, Inc.	334,395
99,760	Israel Discount Bank, Ltd.	430,567
5,432	J.P. Morgan Chase & Company	630,112
1,530	Kemper Corporation	134,671
29,288	KeyCorp	538,021
582	Lakeland Bancorp, Inc.	9,533
6,990	Laurentian Bank of Canada	240,503
842,284	Lloyds TSB Group plc	544,860
34,984	Manulife Financial Corporation	633,518
448	Markel Corporation[g]	499,041
88,908	Medibank Private, Ltd.	219,174
7,740	Meridian Bancorp, Inc.	141,952
7,040	MetLife, Inc.	347,917
2,907	MidWestOne Financial Group, Inc.	90,321
28,500	Mizuho Financial Group, Inc.	40,451
454	Moody’s Corporation	97,310
5,890	Morgan Stanley	262,458
3,064	National Bank of Canada	148,302
4,002	Northern Trust Corporation	392,196
1,981	Paragon Banking Group plc	10,060
1,934	Pargesa Holding SA	145,158
11,097	PCSB Financial Corporation	215,726
239	Peapack-Gladstone Financial Corporation	6,795
1,414	Primerica, Inc.	173,484
3,748	Prosight Global, Inc.[g,i]	63,903
2,310	Prudential Financial, Inc.	234,026

Shares	Common Stock (46.6%)	Value
Financials (8.2%) - continued
193	QCR Holdings, Inc.	$7,384
14,100	Radian Group, Inc.	321,480
5,326	Raymond James Financial, Inc.	429,648
17,300	Resona Holdings, Inc.	70,526
978	S&P Global, Inc.	239,561
1,367	Sandy Spring Bancorp, Inc.	49,814
7,830	Santander Consumer USA Holdings, Inc.	210,705
7,560	Seacoast Banking Corporation of Florida[g]	204,422
2,300	Senshu Ikeda Holdings, Inc.	4,219
10,266	Skandinaviska Enskilda Banken AB	96,521
22,946	SLM Corporation	209,038
3,302	State Auto Financial Corporation	114,183
2,179	State Street Corporation	126,578
8,819	Synovus Financial Corporation	336,621
4,166	Topdanmark AS	213,533
17,720	Toronto-Dominion Bank	1,035,837
4,042	TrustCo Bank Corporation	32,740
6,870	U.S. Bancorp	392,621
4,504	United Community Banks, Inc.	129,265
196	Washington Trust Bancorp, Inc.	9,845
1,161	Wells Fargo & Company	56,204
23,678	Zions Bancorporations NA	1,067,167

	Total	31,750,344

Health Care (6.4%)
3,874	Abbott Laboratories	337,425
2,239	Abcam plc	35,462
1,148	Agilent Technologies, Inc.	79,683
4,206	Amgen, Inc.	784,755
2,594	Amplifon SPA	63,935
2,217	Anthem, Inc.	653,150
11,300	Bausch Health Companies, Inc.[g]	270,861
530	Biogen, Inc.[g]	126,045
2,418	Catalent, Inc.[g]	136,593
1,035	Cigna Holding Company	175,867
10,986	CVS Health Corporation	613,788
7,293	Danaher Corporation	1,024,666
5,247	Edwards Lifesciences Corporation[g]	1,116,824
17,687	Gilead Sciences, Inc.	1,158,852
54,606	GlaxoSmithKline plc	1,129,304
1,633	GN Store Nord AS	77,462
1,711	Grifols SA	55,451
19,862	Halozyme Therapeutics, Inc.[g]	337,455
1,457	Humana, Inc.	432,365
904	Illumina, Inc.[g]	270,640
664	Intuitive Surgical, Inc.[g]	344,955
2,300	Jazz Pharmaceuticals, Inc.[g]	320,574
14,469	Johnson & Johnson	1,884,153
1,000	KYORIN Holdings, Inc.	16,821
2,587	LHC Group, Inc.[g]	327,462
1,925	Ligand Pharmaceuticals, Inc.[g]	176,157
336	LNA Sante	18,598
15,594	Medtronic plc	1,589,652
15,833	Merck & Company, Inc.	1,313,981
500	Miraca Holdings, Inc.	11,305
984	Neurocrine Biosciences, Inc.[g]	94,848
16,741	Novartis AG	1,535,130
27,448	Novo Nordisk AS	1,318,035
7,604	Optinose, Inc.[g,i]	40,833
1,852	PerkinElmer, Inc.	159,494
12,859	Pfizer, Inc.	499,444
8,914	Recordati SPA	399,213
4,371	Roche Holding AG	1,169,965
5,286	Syneos Health, Inc.[g]	270,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Health Care (6.4%) - continued
405	Teleflex, Inc.	$137,595
3,600	Thermo Fisher Scientific, Inc.	999,648
7,329	UnitedHealth Group, Inc.	1,824,994
2,650	Universal Health Services, Inc.	399,779
884	Varian Medical Systems, Inc.[g]	103,755
1,103	Vertex Pharmaceuticals, Inc.[g]	183,782
784	West Pharmaceutical Services, Inc.	107,620
9,648	Wright Medical Group NVg,i	278,441
2,974	Zoetis, Inc.	341,683

	Total	24,748,562

Industrials (6.6%)
9,198	ACS Actividades de Construccion y Servicios, SA	371,662
8,979	AGCO Corporation	691,383
6,400	Altra Industrial Motion Corporation	183,872
6,296	AMETEK, Inc.	564,185
5,732	Arcosa, Inc.	214,950
3,038	ASGN, Inc.[g]	191,546
20,864	Atlas Copco AB, Class A	637,273
12,791	Atlas Copco AB, Class B	348,947
2,093	AZZ, Inc.	97,492
818	Boeing Company	279,085
3,946	Brink’s Company	355,771
1,585	Bureau Veritas SA	39,494
2,127	BWX Technologies, Inc.	114,667
1,477	Caterpillar, Inc.	194,477
1,790	CBIZ, Inc.[g]	41,832
2,203	CIA De Distribucion Integral	45,902
1,652	Crane Company	138,272
448	CSW Industrials, Inc.	31,633
9,769	CSX Corporation	687,738
4,048	Curtiss-Wright Corporation	513,732
9,640	Delta Air Lines, Inc.	588,426
161	Dycom Industries, Inc.[g]	8,881
5,424	EMCOR Group, Inc.	457,731
6,631	Emerson Electric Company	430,219
4,236	Encore Wire Corporation	232,641
26	Geberit AG	12,003
4,469	General Dynamics Corporation	830,966
260	Gorman-Rupp Company	8,637
1,643	Granite Construction, Inc.	58,327
1,700	GS Yuasa Corporation	31,795
29,111	GWA Group, Ltd.	71,178
5,300	Hino Motors, Ltd.	42,518
11,024	Honeywell International, Inc.	1,901,199
3,100	Huntington Ingalls Industries, Inc.	707,730
827	ICF International, Inc.	70,452
2,446	IDEX Corporation	411,466
2,899	Illinois Tool Works, Inc.	447,113
3,500	Inaba Denki Sangyo Company, Ltd.	161,187
4,630	Ingersoll-Rand plc	572,546
6,820	Johnson Controls International plc	289,441
8,375	Koninklijke Philips NV	392,878
5,503	Legrand SA	389,025
2,422	Lockheed Martin Corporation	877,176
4,900	Marubeni Corporation	31,765
1,151	Masonite International Corporation[g]	61,348
2,700	Mitsuboshi Belting, Ltd.	49,501
18,157	MRC Global, Inc.[g]	283,975
11,312	National Express Group plc	57,722
8,900	Nitto Kogyo Corporation	169,448
4,827	Nobina ABh	28,132
3,043	Norfolk Southern Corporation	581,578
3,448	Northgate plc	13,795
1,900	NSK, Ltd.	16,065

Shares	Common Stock (46.6%)	Value
Industrials (6.6%) - continued
16,540	PageGroup plc	$89,991
3,087	Parker Hannifin Corporation	540,472
12,319	Primoris Services Corporation	258,206
3,794	Raven Industries, Inc.	137,495
2,673	Regal-Beloit Corporation	212,824
30,194	RELX plc	716,152
7,991	Ritchie Brothers Auctioneers, Inc.	288,395
1,003	Rockwell Automation, Inc.	161,262
6,489	Sandvik AB	99,578
507	Schindler Holding AG, Participation Certificate	116,880
6,416	Schneider Electric SE	553,549
14,806	Signify NVh	402,382
20,226	SKF AB	331,763
13,850	Southwest Airlines Company	713,691
1,416	Spirax-Sarco Engineering plc	154,405
698	Standex International Corporation	49,118
30,100	Sumitomo Corporation	446,644
47,200	Sumitomo Electric Industries, Ltd.	584,003
1,300	Taikisha, Ltd.	38,773
1,732	Teledyne Technologies, Inc.[g]	504,497
3,700	Toppan Forms Company, Ltd.	32,231
2,545	Transcontinental, Inc.	29,272
1,547	TransUnion	128,076
2,800	Tsubakimoto Chain Company	91,728
197	UniFirst Corporation	38,783
5,000	United Airlines Holdings, Inc.[g]	459,550
11,151	United Technologies Corporation	1,489,774
1,909	Valmont Industries, Inc.	262,678
3,500	Verisk Analytics, Inc.	531,020
1,993	Waste Connections, Inc.	180,805
1,600	Yuasa Trading Company, Ltd.	45,095

	Total	25,719,869

Information Technology (9.4%)
3,278	Accenture plc	631,277
1,752	Advanced Energy Industries, Inc.[g]	102,317
27,026	Advanced Micro Devices, Inc.[g]	822,942
8,350	Akamai Technologies, Inc.[g]	735,885
2,850	Alliance Data Systems Corporation	447,222
7,494	Amadeus IT Holding SA	585,634
5,783	Amphenol Corporation	539,670
2,634	ANSYS, Inc.[g]	535,018
12,577	Apple, Inc.	2,679,404
952	Arista Networks, Inc.[g]	260,324
4,238	Automatic Data Processing, Inc.	705,712
2,332	Blackline, Inc.[g]	104,007
1,787	Booz Allen Hamilton Holding Corporation	122,856
31,300	Canon, Inc.	848,895
6,333	Capgemini SA	804,067
14,595	CGI, Inc.[g]	1,123,322
16,018	Ciena Corporation[g]	724,334
65,653	Cisco Systems, Inc.	3,637,176
6,375	Clearwater Energy, Inc.	109,459
2,465	Computer Services, Inc.	98,674
22,049	Computershare, Ltd.	237,518
5,450	DocuSign, Inc.[g]	281,874
12,053	Dolby Laboratories, Inc.	820,809
1,652	Euronet Worldwide, Inc.[g]	257,563
404	Fair Isaac Corporation[g]	140,358
1,392	Fiserv, Inc.[g]	146,759
849	Guidewire Software, Inc.[g]	86,666
27,256	Halma plc	658,219
1,262	Intel Corporation	63,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Information Technology (9.4%) - continued
4,239	International Business Machines Corporation	$628,389
2,616	Intuit, Inc.	725,443
312	Jenoptik AG	8,743
3,050	KLA-Tencor Corporation	415,776
424	Kulicke and Soffa Industries, Inc.	9,595
670	Lam Research Corporation	139,769
4,691	Lattice Semiconductor Corporation[g]	90,724
5,065	MasterCard, Inc.	1,379,048
14,281	Micron Technology, Inc.[g]	641,074
32,638	Microsoft Corporation	4,447,580
738	Monolithic Power Systems, Inc.	109,342
1,269	Motorola Solutions, Inc.	210,603
5,910	National Instruments Corporation	246,802
4,600	NEC Networks & System Integration Corporation	118,951
150	Nice, Ltd. ADR[g]	22,908
1,150	NVIDIA Corporation	194,028
4,844	ON Semiconductor Corporation[g]	104,194
25,077	Oracle Corporation	1,411,835
4,462	PayPal Holdings, Inc.[g]	492,605
1,753	Pegasystems, Inc.	132,527
4,817	Plexus Corporation[g]	287,623
3,560	QUALCOMM, Inc.	260,450
1,736	Rogers Corporation[g]	275,434
1,800	Ryoyo Electro Corporation	29,862
4,512	SailPoint Technologies Holdings, Inc.[g]	95,384
2,783	Salesforce.com, Inc.[g]	429,973
17,600	Shinko Electric Industries Company, Ltd.	141,533
946	Splunk, Inc.[g]	128,003
1,746	Square, Inc.[g]	140,396
5,529	Synopsys, Inc.[g]	734,030
5,065	TE Connectivity, Ltd.	468,006
7,600	Teradata Corporation[g]	278,312
7,650	Teradyne, Inc.	426,334
10,468	Texas Instruments, Inc.	1,308,605
1,600	Tokyo Seimitsu Company, Ltd.	44,867
5,300	Trend Micro, Inc.	231,090
1,156	VeriSign, Inc.[g]	244,020
5,001	Virtusa Corporation[g]	223,445
4,645	Visa, Inc.	826,810
634	Workday, Inc.[g]	126,787
1,852	Xilinx, Inc.	211,517

	Total	36,754,172

Materials (2.0%)
8,080	Alcoa Corporation[g]	181,719
1,208	Balchem Corporation	123,989
6,050	Ball Corporation	432,454
32,365	BHP Group plc	771,697
20,454	BHP Group, Ltd.	563,112
2,648	Boise Cascade Company	71,496
1,961	Boliden AB	44,470
8,290	CF Industries Holdings, Inc.	410,852
800	DOWA Holdings Company, Ltd.	25,265
6,440	Eastman Chemical Company	485,254
429	Ecolab, Inc.	86,542
9,032	Granges AB	89,934
1,672	Hexpol AB	12,722
2,400	Hokuetsu Corporation	11,910
35,100	JFE Holdings, Inc.	464,057
13,300	JSR Corporation	219,648
1,019	Kadant, Inc.	95,236
787	Kaiser Aluminum Corporation	75,765
4,059	Koninklijke DSM NV	502,863

Shares	Common Stock (46.6%)	Value
Materials (2.0%) - continued
8,800	Kyoei Steel, Ltd.	$149,053
1,500	Lintec Corporation	31,561
7,195	Louisiana-Pacific Corporation	188,077
19,500	Mitsubishi Gas Chemical Company, Inc.	259,496
7,700	Nippon Kayaku Company, Ltd.	90,537
36,800	Nippon Steel Corporation	576,551
1,660	Nucor Corporation	90,271
16,100	Owens-Illinois, Inc.	273,217
19,878	Sandfire Resources NL	90,695
500	Sanyo Special Steel Company, Ltd.	6,853
10,000	Steel Dynamics, Inc.	315,100
1,300	Taiyo Holdings Company, Ltd.	39,878
5,900	Toagosei Company, Ltd.	61,040
1,621	United States Lime & Minerals, Inc.	131,106
24,622	UPM-Kymmene Oyj	663,688
8,309	Verso Corporation[g]	134,440

	Total	7,770,548

Real Estate (1.4%)
2,827	Agree Realty Corporation	188,985
2,946	Alexandria Real Estate Equities, Inc.	431,176
3,920	American Campus Communities, Inc.	183,260
1,830	American Tower Corporation	387,264
4,607	Camden Property Trust	477,792
3,468	Choice Properties REIT	36,078
968	CoreSite Realty Corporation	101,456
4,814	Cousins Properties, Inc.	169,356
3,000	Daito Trust Construction Company, Ltd.	386,860
1,138	Deutsche EuroShop AG	30,789
2,395	Digital Realty Trust, Inc.	273,892
10,709	Duke Realty Corporation	356,931
954	Entra ASA[h]	13,838
5,253	Granite REIT	244,142
14,458	Host Hotels & Resorts, Inc.	251,425
51,000	Hysan Development Company, Ltd.	242,966
13,357	Klepierre SA	412,021
10,476	MGIC Investment Corporation[g]	134,617
154,577	Mirvac Group	339,652
10,009	Physicians Realty Trust	172,255
5,375	QTS Realty Trust, Inc.	248,755
4,724	Quebecor, Inc.	107,022
17,000	Road King Infrastructure, Ltd.	34,951
3,000	Swire Pacific, Ltd.	34,194
3,080	Terreno Realty Corporation	150,489
40,200	Wing Tai Holdings, Ltd.	61,637

	Total	5,471,803

Utilities (0.9%)
31,910	AGL Energy, Ltd.	457,310
7,400	Alliant Energy Corporation	366,596
6,200	CMS Energy Corporation	360,964
6,939	Contact Energy, Ltd.	35,402
18,667	Enagas SA	407,206
4,200	Entergy Corporation	443,604
10,971	Exelon Corporation	494,353
2,316	New Jersey Resources Corporation	115,499
1,643	NorthWestern Corporation	114,879
3,844	PNM Resources, Inc.	190,931
5,250	Public Service Enterprise Group, Inc.	300,038
1,547	Spire, Inc.	127,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (46.6%)	Value
Utilities (0.9%) - continued
358	Unitil Corporation	$20,968

	Total	3,435,238

	Total Common Stock (cost $164,754,897)	181,407,078

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Asset-Backed Securities (2.2%)
	Babson CLO, Ltd.
425,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,h	410,136
	Benefit Street Partners CLO IV, Ltd.
300,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,h	299,857
	Business Jet Securities, LLC
399,097	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	402,587
	Cent CLO, LP
750,000	4.576%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,h	750,065
	College Ave Student Loans, LLC
216,462	3.916%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	219,612
	Foundation Finance Trust
182,462	3.300%, 7/15/2033, Ser. 2017-1A, Class Ah	182,852
	Harley Marine Financing, LLC
407,776	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[h]	336,925
	Madison Park Funding XIV, Ltd.
425,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	420,913
	OHA Credit Funding 1, Ltd.
350,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,h]	345,693
	OZLM Funding II, Ltd.
700,000	3.766%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,h	695,701
	OZLM IX, Ltd.
400,000	3.828%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,h	397,942
	Palmer Square Loan Funding, Ltd.
300,000	4.528%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,h	300,061
	Park Avenue Institutional Advisers CLO, Ltd.
700,000	3.778%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,h	689,305
	Preston Ridge Partners Mortgage Trust, LLC
42,041	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[h,j]	42,327

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Asset-Backed Securities (2.2%) - continued
	Pretium Mortgage Credit Partners, LLC
$400,000	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[h,j]	$400,048
273,704	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[h,j]	276,166
	Riserva CLO, Ltd.
325,000	4.000%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,h	323,292
	Sound Point CLO X, Ltd.
350,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,h	341,232
	Sound Point CLO XXI, Ltd.
700,000	3.717%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,h	689,051
	Spirit Master Funding, LLC
594,732	4.360%, 12/20/2047, Ser. 2017-1A, Class Ah	613,657
	THL Credit Wind River CLO, Ltd.
350,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,h	342,366

	Total	8,479,788

Basic Materials (0.5%)
	Anglo American Capital plc
76,000	4.125%, 9/27/2022[h]	78,902
	BHP Billiton Finance USA, Ltd.
132,000	6.750%, 10/19/2075[b,h]	153,450
	CF Industries, Inc.
190,000	3.450%, 6/1/2023[i]	191,900
	Element Solutions, Inc.
120,000	5.875%, 12/1/2025[h]	122,100
	First Quantum Minerals, Ltd.
220,000	7.500%, 4/1/2025[h]	215,325
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,341
	Novelis Corporation
210,000	5.875%, 9/30/2026[h]	217,613
	Olin Corporation
200,000	5.125%, 9/15/2027	201,090
	Packaging Corporation of America
55,000	2.450%, 12/15/2020	54,974
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[h]	175,100
	Sherwin-Williams Company
75,000	2.250%, 5/15/2020	74,890
	Syngenta Finance NV
64,000	3.933%, 4/23/2021[h]	65,024
	Tronox Finance plc
120,000	5.750%, 10/1/2025[h]	112,950
	Vale Overseas, Ltd.
18,000	4.375%, 1/11/2022	18,540
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[h]	59,649

	Total	1,780,848

Capital Goods (1.1%)
	AECOM
235,000	5.875%, 10/15/2024	253,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Capital Goods (1.1%) - continued
	Aerojet Rocketdyne Holdings, Inc., Convertible
$193,000	2.250%, 12/15/2023	$332,063
	Amsted Industries, Inc.
145,000	5.625%, 7/1/2027[h]	152,294
	Ardagh Packaging Finance plc
210,000	6.000%, 2/15/2025[h]	216,825
	Bombardier, Inc.
310,000	7.500%, 3/15/2025[h]	315,231
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[h]	298,181
	Caterpillar Financial Services Corporation
55,000	1.850%, 9/4/2020	54,801
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[h]	318,138
	Chart Industries, Inc., Convertible
26,000	1.000%, 11/15/2024[h]	36,576
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	57,738
	CNH Industrial Capital, LLC
56,000	4.875%, 4/1/2021	57,937
	Covanta Holding Corporation
110,000	6.000%, 1/1/2027	113,575
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	268,450
	Fortive Corporation, Convertible
30,000	0.875%, 2/15/2022[h]	30,826
	General Electric Company
240,000	5.000%, 1/21/2021[b,k]	232,500
	H&E Equipment Services, Inc.
190,000	5.625%, 9/1/2025	195,225
	L3Harris Technologies, Inc.
65,000	4.950%, 2/15/2021[h]	66,944
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	60,143
	Owens-Brockway Glass Container, Inc.
230,000	5.000%, 1/15/2022[h]	236,900
	Parker-Hannifin Corporation
64,000	2.700%, 6/14/2024	64,273
	Republic Services, Inc.
36,000	2.500%, 8/15/2024[e]	36,046
	Reynolds Group Issuer, Inc.
250,000	5.125%, 7/15/2023[h]	254,375
	Rockwell Collins, Inc.
37,000	2.800%, 3/15/2022	37,388
	Textron Financial Corporation
140,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	108,290
	TTM Technologies, Inc., Convertible
122,000	1.750%, 12/15/2020	145,030
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	312,000
	United Technologies Corporation
70,000	3.950%, 8/16/2025	75,408
	Waste Management, Inc.
32,000	2.950%, 6/15/2024	32,792

	Total	4,363,749

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Collateralized Mortgage Obligations (4.0%)
	Alternative Loan Trust 2007-6
$172,388	5.750%, 4/25/2047, Ser. 2007-6, Class A4	$151,116
	Antler Mortgage Trust
350,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[h]	353,995
1,100,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[h]	1,106,155
	Banc of America Alternative Loan Trust
263,121	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	252,441
	Banc of America Mortgage Securities Trust
334,117	4.434%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	332,288
	Banc of America Mortgage Securities, Inc.
64,159	4.327%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	62,929
	Bellemeade Re 2018-1, Ltd.
700,000	3.866%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	701,802
	CHL Mortgage Pass-Through Trust
293,832	3.857%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	266,998
138,479	4.255%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	135,019
407,486	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	347,203
	CIM Trust
290,424	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,h]	302,556
	Countrywide Alternative Loan Trust
305,984	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	187,086
	Countrywide Home Loan Mortgage Pass Through Trust
173,992	4.013%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	156,535
	Credit Suisse First Boston Mortgage Securities Corporation
132,995	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	135,004
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
248,178	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	258,068
	Eagle Re, Ltd.
600,000	4.066%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,h	598,602
	Federal National Mortgage Association - REMIC
1,588,453	3.000%, 8/25/2027, Ser. 2012-95, Class HIl	107,969
737,674	2.500%, 1/25/2028, Ser. 2012-152, Class AIl	50,044
1,777,926	3.000%, 1/25/2028, Ser. 2012-147, Class EIl	126,837
2,853,057	3.000%, 3/25/2028, Ser. 2013-18, Class ILl	197,316
955,377	2.500%, 6/25/2028, Ser. 2013-87, Class IWl	65,671

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Collateralized Mortgage Obligations (4.0%) - continued
	GMAC Mortgage Corporation Loan Trust
$162,509	4.074%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	$159,495
31,138	2.766%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,m]	35,904
	IndyMac INDA Mortgage Loan Trust
755,719	3.925%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	728,379
	IndyMac INDX Mortgage Loan Trust
337,747	2.476%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	318,547
	J.P. Morgan Alternative Loan Trust
144,821	4.290%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	136,512
414,223	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	346,569
	Legacy Mortgage Asset Trust
415,797	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[h]	420,921
	Lehman Mortgage Trust
35,335	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	36,279
	Master Asset Securitization Trust
373,423	2.766%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	161,153
	Merrill Lynch Mortgage Investors Trust
245,588	4.357%, 6/25/2035, Ser. 2005-A5, Class M1[b]	254,486
	Oak Hill Advisors Residential Loan Trust
163,265	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[h,j]	162,952
	Preston Ridge Partners Mortgage Trust, LLC
437,547	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[h,j]	442,610
	Preston Ridge Partners Mortgage, LLC
136,352	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[h,j]	137,626
	Pretium Mortgage Credit Partners, LLC
395,937	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[h,j]	398,496
	Radnor RE, Ltd.
475,000	4.966%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,h]	476,156
	RCO 2017-INV1 Trust
525,561	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,h	521,742
	Renaissance Home Equity Loan Trust
457,524	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[j]	237,873
	Residential Accredit Loans, Inc. Trust
199,972	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	198,087
132,948	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	125,456

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Collateralized Mortgage Obligations (4.0%) - continued
	Residential Asset Securitization Trust
$196,574	3.610%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	$195,707
	Residential Funding Mortgage Security I Trust
325,706	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	318,390
	Starwood Mortgage Residential Trust
376,655	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,h]	385,138
	Structured Adjustable Rate Mortgage Loan Trust
119,878	4.246%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	112,502
225,648	4.293%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	199,866
	Structured Asset Mortgage Investments, Inc.
471,429	2.576%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	468,137
	Toorak Mortgage Corporation
450,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[h,j]	452,966
500,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[h,j]	500,802
	Vericrest Opportunity Loan Trust
280,633	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,j]	280,568
97,487	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[h,j]	98,093
	Verus Securitization Trust 2019-2
381,416	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,h]	384,237
	Wachovia Asset Securitization, Inc.
207,900	2.406%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,h,m	193,398
	WaMu Mortgage Pass Through Certificates
260,814	3.389%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	246,266
159,260	3.249%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	154,129
	Wells Fargo Home Equity Trust
228,759	2.766%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	225,626
	Wells Fargo Mortgage Backed Securities Trust
92,627	4.991%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	95,071
116,769	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	117,491
84,009	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	84,770

	Total	15,708,034

Communications Services (2.0%)
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	312,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Communications Services (2.0%) - continued
	American Tower Corporation
$60,000	2.800%, 6/1/2020	$60,120
37,000	2.950%, 1/15/2025	37,234
	AT&T, Inc.
128,000	4.450%, 4/1/2024	137,682
	British Sky Broadcasting Group plc
47,000	2.625%, 9/16/2019[h]	46,997
	CCO Holdings, LLC
100,000	5.500%, 5/1/2026[h]	104,375
100,000	5.125%, 5/1/2027[h]	103,125
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[h]	326,573
	Charter Communications Operating, LLC
68,000	3.579%, 7/23/2020	68,536
32,000	4.500%, 2/1/2024	33,972
33,000	4.908%, 7/23/2025	35,593
	Comcast Corporation
76,000	1.625%, 1/15/2022	75,004
35,000	3.700%, 4/15/2024	37,012
35,000	3.950%, 10/15/2025	37,651
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021	25,296
39,000	3.150%, 7/15/2023	39,780
	CSC Holdings, LLC
200,000	5.500%, 5/15/2026[h]	209,000
	Discovery Communications, LLC
75,000	2.950%, 3/20/2023	75,726
	DISH Network Corporation, Convertible
993,000	3.375%, 8/15/2026	909,924
	Embarq Corporation
110,000	7.995%, 6/1/2036	106,975
	Fox Corporation
68,000	4.030%, 1/25/2024[h]	72,036
	GCI Liberty, Inc., Convertible
680,000	1.750%, 9/30/2046[h]	793,618
	Gray Escrow, Inc.
220,000	7.000%, 5/15/2027[h]	240,625
	IAC FinanceCo, Inc., Convertible
167,000	0.875%, 10/1/2022[h]	273,126
	Level 3 Communications, Inc.
200,000	5.375%, 1/15/2024	202,724
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	197,837
	Liberty Interactive, LLC, Convertible
109,000	1.800%, 1/15/2031	97,054
	Liberty Media Corporation, Convertible
405,000	1.000%, 1/30/2023	488,483
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,241
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[h]	108,212
	Netflix, Inc.
200,000	4.875%, 4/15/2028	206,625
	Nexstar Escrow Corporation
160,000	5.625%, 8/1/2024[h]	166,200
	Sirius XM Radio, Inc.
210,000	5.000%, 8/1/2027[h]	216,562
	Sprint Corporation
385,000	7.625%, 2/15/2025	426,399
	Telefonica Emisiones SAU
48,000	4.570%, 4/27/2023	51,658

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Communications Services (2.0%) - continued
	T-Mobile USA, Inc.
$310,000	4.500%, 2/1/2026	$315,812
	Twitter, Inc., Convertible
364,000	0.250%, 6/15/2024	387,152
	Verizon Communications, Inc.
91,000	2.946%, 3/15/2022	92,695
73,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	74,235
	Viacom, Inc.
55,000	4.250%, 9/1/2023	57,954
85,000	5.875%, 2/28/2057[b]	87,975
	Virgin Media Secured Finance plc
210,000	5.250%, 1/15/2026[h]	214,462
	Vodafone Group plc
48,000	3.750%, 1/16/2024	50,094

	Total	7,643,269

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
280,000	5.000%, 10/1/2024[h]	284,466
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,915
	Brookfield Property REIT, Inc.
110,000	5.750%, 5/15/2026[h]	113,575
	Brookfield Residential Properties, Inc.
125,000	6.125%, 7/1/2022[h]	126,265
	Caesars Entertainment Corporation, Convertible
72,000	5.000%, 10/1/2024	124,065
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	206,574
	D.R. Horton, Inc.
53,000	2.550%, 12/1/2020	52,970
	Ford Motor Credit Company, LLC
85,000	2.597%, 11/4/2019	84,976
57,000	3.336%, 3/18/2021	57,300
71,000	5.596%, 1/7/2022	74,920
	General Motors Financial Company, Inc.
57,000	2.650%, 4/13/2020	57,055
57,000	4.375%, 9/25/2021	58,856
33,000	4.200%, 11/6/2021	34,005
37,000	3.150%, 6/30/2022	37,244
45,000	6.500%, 9/30/2028[b,k]	43,873
	Hanesbrands, Inc.
150,000	4.875%, 5/15/2026[h]	156,750
	Harley-Davidson Financial Services, Inc.
48,000	4.050%, 2/4/2022[h]	49,408
	Home Depot, Inc.
60,000	2.625%, 6/1/2022	60,710
	Hyundai Capital America
48,000	3.000%, 6/20/2022[h]	48,024
	L Brands, Inc.
189,000	6.694%, 1/15/2027	187,583
	Landry’s, Inc.
200,000	6.750%, 10/15/2024[h]	205,876
	Lennar Corporation
55,000	2.950%, 11/29/2020	55,000
18,000	4.125%, 1/15/2022	18,383
265,000	4.500%, 4/30/2024	276,395
	Live Nation Entertainment, Inc.
70,000	5.375%, 6/15/2022[h]	70,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Consumer Cyclical (1.3%) - continued
$100,000	5.625%, 3/15/2026[h]	$105,875
	Macy’s Retail Holdings, Inc.
15,000	3.875%, 1/15/2022	15,185
22,000	2.875%, 2/15/2023	21,673
	Mattamy Group Corporation
170,000	6.500%, 10/1/2025[h]	178,075
	McDonald’s Corporation
64,000	3.350%, 4/1/2023	66,335
	MGM Resorts International
175,000	6.000%, 3/15/2023	189,875
190,000	5.750%, 6/15/2025	205,381
	Navistar International Corporation
185,000	6.625%, 11/1/2025[h]	190,550
	New Red Finance, Inc.
180,000	4.250%, 5/15/2024[h]	183,964
	Prime Security Services Borrower, LLC
67,000	9.250%, 5/15/2023[h]	70,392
100,000	5.750%, 4/15/2026[h]	104,380
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,187
	Scientific Games International, Inc.
100,000	5.000%, 10/15/2025[h]	102,250
	ServiceMaster Company, LLC
210,000	5.125%, 11/15/2024[h]	217,289
	Six Flags Entertainment Corporation
210,000	4.875%, 7/31/2024[h]	214,725
	Viking Cruises, Ltd.
150,000	5.875%, 9/15/2027[h]	155,250
	Visa, Inc.
60,000	2.200%, 12/14/2020	60,077
	Volkswagen Group of America Finance, LLC
55,000	4.250%, 11/13/2023[h]	58,439
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[h]	314,912

	Total	5,056,877

Consumer Non-Cyclical (1.5%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	76,508
40,000	3.400%, 11/30/2023	41,621
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,999
38,000	2.900%, 11/6/2022	38,352
	Albertson’s Companies, LLC
220,000	6.625%, 6/15/2024	229,350
	Allergan, Inc.
36,000	2.800%, 3/15/2023	36,028
	Altria Group, Inc.
32,000	3.800%, 2/14/2024	33,330
32,000	4.400%, 2/14/2026	34,151
	Anheuser-Busch Companies, LLC
32,000	3.650%, 2/1/2026	33,758
	Anheuser-Busch InBev Finance, Inc.
34,000	3.300%, 2/1/2023	34,965
	Anheuser-Busch InBev Worldwide, Inc.
51,000	4.150%, 1/23/2025	54,873
	Anthem, Inc., Convertible
12,000	2.750%, 10/15/2042	49,048
	BAT Capital Corporation
38,000	2.764%, 8/15/2022	38,012
51,000	3.222%, 8/15/2024	51,419

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Consumer Non-Cyclical (1.5%) - continued
	Bayer U.S. Finance II, LLC
$71,000	3.500%, 6/25/2021[h]	$72,032
	Becton, Dickinson and Company
64,000	3.363%, 6/6/2024	66,122
	Boston Scientific Corporation
64,000	3.450%, 3/1/2024	66,483
	Bunge, Ltd. Finance Corporation
60,000	3.500%, 11/24/2020	60,675
	Cardtronics, Inc., Convertible
258,000	1.000%, 12/1/2020	251,066
	Celgene Corporation
51,000	3.625%, 5/15/2024	53,164
	Centene Corporation
200,000	4.750%, 1/15/2025	204,004
	Cigna Corporation
69,000	4.125%, 11/15/2025[h]	73,284
	Conagra Brands, Inc.
34,000	3.800%, 10/22/2021	34,934
34,000	4.300%, 5/1/2024	36,182
	Constellation Brands, Inc.
64,000	4.250%, 5/1/2023	67,759
	CVS Health Corporation
38,000	2.750%, 12/1/2022	38,081
111,000	3.700%, 3/9/2023	114,630
64,000	4.100%, 3/25/2025	67,366
	Energizer Holdings, Inc.
210,000	6.375%, 7/15/2026[h]	218,925
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,865
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[h]	19,529
	General Mills, Inc.
32,000	3.700%, 10/17/2023	33,527
32,000	3.650%, 2/15/2024	33,386
	HCA, Inc.
290,000	5.375%, 2/1/2025	313,623
	Imperial Brands Finance plc
36,000	3.125%, 7/26/2024[h]	35,902
	J.M. Smucker Company
37,000	2.200%, 12/6/2019	36,949
	JBS USA Lux SA
220,000	5.500%, 1/15/2030[e,h]	219,725
	JBS USA, LLC
230,000	5.750%, 6/15/2025[h]	237,475
	Kellogg Company
70,000	3.125%, 5/17/2022	71,029
	Keurig Dr Pepper, Inc.
74,000	3.551%, 5/25/2021	75,383
	Kraft Heinz Foods Company
75,000	5.375%, 2/10/2020	76,042
37,000	4.000%, 6/15/2023	38,711
	Kroger Company
37,000	2.800%, 8/1/2022	37,306
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	60,485
	Mondelez International Holdings Netherlands BV
55,000	2.000%, 10/28/2021[h]	54,450
	Mylan NV
37,000	3.150%, 6/15/2021	37,337
	Par Pharmaceutical, Inc.
100,000	7.500%, 4/1/2027[h]	90,750
	Pernod Ricard SA
30,000	5.750%, 4/7/2021[h]	31,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Consumer Non-Cyclical (1.5%) - continued
	Post Holdings, Inc.
$170,000	5.500%, 3/1/2025[h]	$176,800
	Reynolds American, Inc.
32,000	4.850%, 9/15/2023	34,476
	Shire Acquisitions Investments Ireland Designated Activity Company
74,000	2.400%, 9/23/2021	73,853
	Simmons Foods, Inc.
190,000	5.750%, 11/1/2024[h]	173,850
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[h]	56,872
	Spectrum Brands, Inc.
160,000	5.750%, 7/15/2025	165,752
	Teleflex, Inc.
170,000	4.625%, 11/15/2027	176,528
	Tenet Healthcare Corporation
210,000	4.625%, 7/15/2024	213,938
	Teva Pharmaceutical Finance Netherlands III BV
55,000	2.200%, 7/21/2021	51,615
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	200,750
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	61,782
	VRX Escrow Corporation
400,000	6.125%, 4/15/2025[h]	409,380
	Zimmer Biomet Holdings, Inc.
64,000	3.550%, 4/1/2025	66,137
	Zoetis, Inc.
55,000	3.450%, 11/13/2020	55,611

	Total	5,712,514

Energy (1.3%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[h]	174,675
	Anadarko Petroleum Corporation
12,000	4.850%, 3/15/2021	12,377
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	191,000
	BP Capital Markets America, Inc.
152,000	2.520%, 9/19/2022	152,754
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,990
	Canadian Natural Resources, Ltd.
38,000	2.950%, 1/15/2023	38,388
	Canadian Oil Sands, Ltd.
37,000	9.400%, 9/1/2021[h]	41,757
	Cheniere Corpus Christi Holdings, LLC
175,000	7.000%, 6/30/2024	199,066
	Cheniere Energy Partners, LP
245,000	5.625%, 10/1/2026	259,088
	Chesapeake Energy Corporation
210,000	7.000%, 10/1/2024	170,625
	Continental Resources, Inc.
30,000	5.000%, 9/15/2022	30,308
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	203,510
	Diamondback Energy, Inc.
225,000	4.750%, 11/1/2024	231,120
	Enbridge, Inc.
38,000	2.900%, 7/15/2022	38,461
244,000	6.250%, 3/1/2078[b]	253,933

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Energy (1.3%) - continued
	Energy Transfer Operating, LP
$37,000	4.200%, 9/15/2023	$38,804
64,000	5.875%, 1/15/2024	71,049
74,000	6.625%, 2/15/2028[b,k]	70,300
	EnLink Midstream Partners, LP
200,000	4.850%, 7/15/2026	203,000
	Enterprise Products Operating, LLC
190,000	4.875%, 8/16/2077[b]	182,297
	EOG Resources, Inc.
60,000	2.625%, 3/15/2023	60,584
	EQM Midstream Partners LP
51,000	4.750%, 7/15/2023	52,121
	Hess Corporation
37,000	3.500%, 7/15/2024	37,279
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	77,995
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	38,030
	Marathon Petroleum Corporation
32,000	4.750%, 12/15/2023	34,677
	MPLX, LP
57,000	4.500%, 7/15/2023	60,451
	Nabors Industries, Inc.
120,000	5.750%, 2/1/2025	104,100
	Nabors Industries, Inc., Convertible
110,000	0.750%, 1/15/2024	77,245
	Newfield Exploration Company
32,000	5.625%, 7/1/2024	35,301
	Noble Energy, Inc.
48,000	3.900%, 11/15/2024	50,020
	ONEOK Partners, LP
35,000	3.800%, 3/15/2020	35,193
	Parsley Energy, LLC
100,000	5.625%, 10/15/2027[h]	103,250
	Petroleos Mexicanos
36,000	6.375%, 2/4/2021	37,242
	Plains All American Pipeline, LP
83,000	5.000%, 2/1/2021	85,381
155,000	6.125%, 11/15/2022[b,k]	149,491
	Precision Drilling Corporation
90,000	7.125%, 1/15/2026[h]	85,500
	Sabine Pass Liquefaction, LLC
38,000	6.250%, 3/15/2022	41,054
38,000	5.625%, 4/15/2023	41,301
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[h]	60,458
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	161,875
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	61,604
	Sunoco, LP
100,000	5.500%, 2/15/2026	103,500
100,000	5.875%, 3/15/2028	103,500
	Tallgrass Energy Partners, LP
325,000	5.500%, 1/15/2028[h]	322,465
	Transocean Guardian, Ltd.
178,000	5.875%, 1/15/2024[h]	181,560
	W&T Offshore, Inc.
200,000	9.750%, 11/1/2023[h]	191,500
	Western Gas Partners, LP
38,000	4.000%, 7/1/2022	38,691
	Williams Partners, LP
77,000	4.000%, 11/15/2021	79,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Energy (1.3%) - continued
	WPX Energy, Inc.
$135,000	5.750%, 6/1/2026	$138,713

	Total	5,249,824

Financials (3.9%)
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	61,057
	AIG Global Funding
74,000	2.150%, 7/2/2020[h]	73,832
	Air Lease Corporation
73,000	2.500%, 3/1/2021	73,034
	Aircastle, Ltd.
46,000	5.000%, 4/1/2023	48,575
	Ally Financial, Inc.
195,000	5.750%, 11/20/2025	217,669
	American Express Company
36,000	3.375%, 5/17/2021	36,641
36,000	3.700%, 8/3/2023	37,629
32,000	3.400%, 2/22/2024	33,185
	Ares Capital Corporation
76,000	3.875%, 1/15/2020	76,282
	Ares Capital Corporation, Convertible
259,000	4.625%, 3/1/2024	270,979
	Athene Global Funding
53,000	4.000%, 1/25/2022[h]	54,797
	Australia and New Zealand Banking Group, Ltd.
121,000	6.750%, 6/15/2026[b,h,k]	133,402
	Avolon Holdings Funding, Ltd.
16,000	5.250%, 5/15/2024[h]	17,175
	Bank of America Corporation
74,000	2.738%, 1/23/2022[b]	74,234
74,000	3.499%, 5/17/2022[b]	75,298
103,000	3.550%, 3/5/2024[b]	106,343
150,000	5.125%, 6/20/2024[b,k]	151,875
129,000	3.864%, 7/23/2024[b]	135,227
64,000	4.200%, 8/26/2024	67,977
32,000	3.458%, 3/15/2025[b]	33,109
	Bank of Montreal
96,000	3.300%, 2/5/2024	99,217
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	76,667
	Bank of Nova Scotia
37,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	37,123
57,000	2.700%, 3/7/2022	57,633
71,000	2.375%, 1/18/2023	70,982
	Barclays plc
201,000	7.750%, 9/15/2023[b,k]	204,769
56,000	4.338%, 5/16/2024[b]	57,560
	BB&T Corporation
74,000	2.150%, 2/1/2021	73,790
36,000	2.500%, 8/1/2024	35,922
102,000	4.800%, 9/1/2024[b,k]	101,235
	Blackstone Mortgage Trust, Inc., Convertible
56,000	4.375%, 5/5/2022	58,104
	BNP Paribas SA
270,000	7.625%, 3/30/2021[b,h,k]	284,521
	BPCE SA
32,000	3.000%, 5/22/2022[h]	32,297
	Camden Property Trust
32,000	4.875%, 6/15/2023	34,597
	Capital One Bank USA NA
48,000	3.375%, 2/15/2023	49,043

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Financials (3.9%) - continued
	Capital One Financial Corporation
$111,000	3.050%, 3/9/2022	$112,407
	Central Fidelity Capital Trust I
125,000	3.303%, (LIBOR 3M + 1.000%), 4/15/2027[b]	116,250
	CIT Group, Inc.
190,000	4.750%, 2/16/2024	201,638
	Citigroup, Inc.
76,000	2.650%, 10/26/2020	76,218
114,000	2.350%, 8/2/2021	113,951
38,000	2.750%, 4/25/2022	38,301
37,000	2.946%, (LIBOR 3M + 0.690%), 10/27/2022[b]	37,071
73,000	3.142%, 1/24/2023[b]	73,985
96,000	3.352%, 4/24/2025[b]	98,743
	CNA Financial Corporation
32,000	5.750%, 8/15/2021	34,017
38,000	3.950%, 5/15/2024	40,034
	Commonwealth Bank of Australia
76,000	2.250%, 3/10/2020[h]	75,934
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
74,000	3.950%, 11/9/2022	76,758
	Credit Agricole SA
38,000	3.375%, 1/10/2022[h]	38,663
112,400	8.125%, 12/23/2025[b,h,k]	130,244
	Credit Suisse Group AG
51,000	7.500%, 7/17/2023[b,h,k]	54,188
268,000	7.500%, 12/11/2023[b,h,k]	295,604
	Credit Suisse Group Funding (Guernsey), Ltd.
114,000	3.800%, 9/15/2022	117,823
	Danske Bank AS
56,000	5.000%, 1/12/2022[h]	58,674
	Deutsche Bank AG
37,000	2.700%, 7/13/2020	36,824
114,000	4.250%, 10/14/2021	115,246
	Digital Realty Trust, LP
55,000	2.750%, 2/1/2023	54,998
	Discover Bank
24,000	8.700%, 11/18/2019	24,413
	Discover Bank of Greenwood Delaware
36,000	4.200%, 8/8/2023	38,168
	Fidelity National Financial, Inc.
52,000	5.500%, 9/1/2022	56,182
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	57,376
32,000	3.650%, 1/25/2024	33,497
	FTI Consulting, Inc., Convertible
226,000	2.000%, 8/15/2023[h]	272,712
	GE Capital International Funding Company
133,000	3.373%, 11/15/2025	135,434
	General Electric Capital Corporation
32,000	3.100%, 1/9/2023	32,281
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,k]	74,688
76,000	5.250%, 7/27/2021	80,015
55,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,450
76,000	3.000%, 4/26/2022	76,628
51,000	2.876%, 10/31/2022[b]	51,334
37,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	37,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Financials (3.9%) - continued
$64,000	3.625%, 2/20/2024	$66,473
190,000	5.500%, 8/10/2024[b,k]	196,175
	GS Finance Corporation, Convertible
794,000	0.500%, 6/23/2025[c]	823,219
	Hartford Financial Services Group, Inc.
59,000	4.643%, (LIBOR 3M + 2.125%), 2/12/2047b,h	51,035
	Hilton Worldwide Finance, LLC
210,000	4.625%, 4/1/2025	215,250
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	55,728
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	115,523
76,000	6.875%, 6/1/2021[b,k]	79,268
80,000	6.375%, 9/17/2024[b,k]	83,170
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	70,752
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	77,852
90,000	6.375%, 12/15/2025	94,050
	ILFC E-Capital Trust II
415,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,h]	296,725
	ING Groep NV
140,000	6.000%, 4/16/2020[b,k]	140,826
64,000	4.100%, 10/2/2023	67,691
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	78,396
76,000	5.875%, 8/15/2022	82,790
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	130,227
	iStar, Inc., Convertible
74,000	3.125%, 9/15/2022	78,547
	J.P. Morgan Chase & Company
55,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021b	55,169
89,000	2.776%, 4/25/2023[b]	89,608
64,000	3.375%, 5/1/2023	65,656
98,000	5.150%, 5/1/2023[b,k]	99,942
78,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	79,288
102,000	5.000%, 8/1/2024[b,k]	103,173
64,000	3.875%, 9/10/2024	67,134
133,000	4.023%, 12/5/2024[b]	140,802
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[h]	28,066
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	50,952
40,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	33,200
	Lloyds Banking Group plc
142,000	6.657%, 5/21/2037[b,h,k]	149,988
	Macquarie Bank, Ltd.
162,000	6.125%, 3/8/2027[b,h,k]	161,090
	Marsh & McLennan Companies, Inc.
51,000	3.875%, 3/15/2024	54,029
	MGIC Investment Corporation, Convertible
358,000	9.000%, 4/1/2063[h]	476,665
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,477
54,000	2.623%, 7/18/2022	54,105
73,000	3.455%, 3/2/2023	75,211

Principal Amount	Long-Term Fixed Income (24.1%)	Value
Financials (3.9%) - continued
$32,000	3.407%, 3/7/2024	$33,069
	Mizuho Financial Group, Inc.
54,000	2.721%, 7/16/2023[b]	54,210
	Morgan Stanley
76,000	2.800%, 6/16/2020	76,243
74,000	5.500%, 7/28/2021	78,288
37,000	2.750%, 5/19/2022	37,278
40,000	4.875%, 11/1/2022	42,747
74,000	3.125%, 1/23/2023	75,412
32,000	2.720%, 7/22/2025[b]	32,049
	MPT Operating Partnership LP/MPT Finance Corporation
120,000	4.625%, 8/1/2029	121,425
	MPT Operating Partnership, LP
100,000	5.500%, 5/1/2024	102,625
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,h,k]	213,300
	Park Aerospace Holdings, Ltd.
16,000	4.500%, 3/15/2023[h]	16,581
	PNC Bank NA
74,000	2.450%, 11/5/2020	74,119
	PNC Financial Services Group, Inc.
32,000	3.500%, 1/23/2024	33,494
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[h]	304,623
	Realty Income Corporation
57,000	5.750%, 1/15/2021	59,238
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	50,513
37,000	3.800%, 8/14/2023	38,773
	Reinsurance Group of America, Inc.
56,000	4.700%, 9/15/2023	60,280
	Royal Bank of Canada
76,000	2.125%, 3/2/2020	75,922
	Royal Bank of Scotland Group plc
190,000	8.625%, 8/15/2021[b,k]	202,113
32,000	6.125%, 12/15/2022	34,398
32,000	6.100%, 6/10/2023	34,439
195,000	5.125%, 5/28/2024	204,480
81,000	4.269%, 3/22/2025[b]	82,995
153,000	7.648%, 9/30/2031[b,k]	201,960
	Santander Holdings USA, Inc.
51,000	4.450%, 12/3/2021	52,867
	Santander UK Group Holdings plc
76,000	2.875%, 8/5/2021	75,950
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	60,115
80,000	2.500%, 7/15/2021	80,277
	SITE Centers Corporation
17,000	4.625%, 7/15/2022	17,657
	Societe Generale SA
240,000	8.000%, 9/29/2025[b,h,k]	266,700
	Standard Chartered plc
11,000	2.100%, 8/19/2019[h]	10,997
	State Street Capital Trust IV
440,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	341,000
	State Street Corporation
60,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	60,498
	Sumitomo Mitsui Financial Group, Inc.
37,000	2.784%, 7/12/2022	37,309
128,000	2.778%, 10/18/2022	129,179

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value

Financials (3.9%) - continued
	SunTrust Banks, Inc.
$50,000	2.900%, 3/3/2021	$50,331
	Synchrony Financial
25,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,099
36,000	2.850%, 7/25/2022	36,022
34,000	4.250%, 8/15/2024	35,604
	Toronto-Dominion Bank
45,000	2.550%, 1/25/2021	45,215
32,000	3.250%, 3/11/2024	33,139
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[h]	74,614
	USB Realty Corporation
396,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	340,560
	Ventas Realty, LP
37,000	3.100%, 1/15/2023	37,626
32,000	3.750%, 5/1/2024	33,433
	Wachovia Capital Trust II
40,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	37,000
	Wells Fargo & Company
45,000	2.100%, 7/26/2021	44,800
37,000	2.625%, 7/22/2022	37,205
109,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	110,504
64,000	4.125%, 8/15/2023	67,486
50,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	50,933
34,000	3.750%, 1/24/2024	35,642
	Welltower, Inc.
57,000	4.950%, 1/15/2021	58,693
	Westpac Banking Corporation
65,000	3.370%, (LIBOR 3M + 0.850%), 8/19/2021[b]	65,728

	Total	15,393,730

Mortgage-Backed Securities (4.1%)
	Federal Home Loan Mortgage Corporation
1,079,032	3.500%, 8/15/2035, Ser. 345, Class C8[l]	127,210
	Federal Home Loan Mortgage Corporation - REMIC
	3.000%, 5/15/2027, Ser.
930,073	4046, Class GIl	64,654
	3.500%, 10/15/2032, Ser.
1,026,674	4119, Class KIl	123,434
	3.000%, 4/15/2033, Ser.
1,119,476	4203, Class DIl	86,204
	Federal National Mortgage Association
	3.000%, 11/25/2027, Ser.
2,418,603	2012-121, Class BIl	182,106
	Federal National Mortgage Association - REMIC
	3.000%, 7/25/2027, Ser.
1,002,569	2012-74, Class AIl	70,309
	3.000%, 7/25/2027, Ser.
1,226,226	2012-73, Class DIl	95,435
	3.000%, 12/25/2027, Ser.
1,339,464	2012-139, Class DIl	96,276
	3.000%, 11/25/2031, Ser.
1,042,965	2013-69, Class IOl	70,564

Principal Amount	Long-Term Fixed Income (24.1%)	Value

Mortgage-Backed Securities (4.1%) - continued
$607,988	3.000%, 2/25/2033, Ser. 2013-1, Class YIl	$71,598
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
810,000	3.000%, 8/1/2034[e]	825,966
4,545,000	3.500%, 8/1/2034[e]	4,694,475
1,675,000	3.000%, 8/1/2049[e]	1,689,787
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,260,000	3.500%, 8/1/2049[e]	5,385,952
	Government National Mortgage Association Conventional 30-Yr. Pass Through
2,425,000	4.500%, 8/1/2049[e]	2,524,998

	Total	16,108,968

Technology (1.3%)
	Apple, Inc.
74,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	74,344
74,000	2.400%, 1/13/2023	74,670
112,000	3.450%, 5/6/2024	118,058
	Baidu, Inc.
37,000	3.000%, 6/30/2020	37,112
	Booking Holdings, Inc. Convertible
164,000	0.350%, 6/15/2020	236,737
	Broadcom Corporation
75,000	2.650%, 1/15/2023	73,947
	CommScope Technologies Finance, LLC
190,000	6.000%, 6/15/2025[h]	172,900
	Cypress Semiconductor Corporation, Convertible
114,000	4.500%, 1/15/2022	195,972
	Dell International, LLC/EMC Corporation
48,000	4.000%, 7/15/2024[h]	49,437
	Diamond 1 Finance Corporation
108,000	5.450%, 6/15/2023[h]	116,505
	Diamond Sports Group, LLC
210,000	6.625%, 8/15/2027[e,h]	215,250
	Electronics For Imaging, Inc., Convertible
62,000	2.250%, 11/15/2023*	73,365
	Equinix, Inc.
200,000	5.750%, 1/1/2025	206,756
	Fidelity National Information Services, Inc.
65,000	2.250%, 8/15/2021	64,767
	Fiserv, Inc.
70,000	2.750%, 7/1/2024	70,360
	Harland Clarke Holdings Corporation
175,000	8.375%, 8/15/2022[h]	147,875
	Hewlett Packard Enterprise Company
95,000	3.600%, 10/15/2020	96,122
	Inception Merger Sub, Inc.
160,000	8.625%, 11/15/2024[h,i]	146,400
	Intel Corporation
60,000	3.100%, 7/29/2022	61,694
	Intel Corporation, Convertible
221,000	3.250%, 8/1/2039	548,133
	j2 Global, Inc., Convertible
188,000	3.250%, 6/15/2029	263,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (24.1%)	Value

Technology (1.3%) - continued
	Marvell Technology Group, Ltd.
$37,000	4.200%, 6/22/2023	$38,678
	Microchip Technology, Inc., Convertible
105,000	1.625%, 2/15/2027	133,802
	Microsoft Corporation
76,000	2.400%, 2/6/2022	76,621
	NetApp, Inc.
55,000	2.000%, 9/27/2019	54,950
	Nuance Communications, Inc., Convertible
606,000	1.250%, 4/1/2025	606,962
	NXP BV/NXP Funding, LLC
48,000	4.875%, 3/1/2024[h]	51,475
	ON Semiconductor Corporation, Convertible
43,000	1.000%, 12/1/2020	54,777
217,000	1.625%, 10/15/2023	275,439
	Oracle Corporation
60,000	2.500%, 5/15/2022	60,382
	Panasonic Corporation
54,000	2.536%, 7/19/2022[h]	54,026
	Plantronics, Inc.
160,000	5.500%, 5/31/2023[h]	162,800
	Seagate HDD Cayman
48,000	4.250%, 3/1/2022	49,069
	SS&C Technologies, Inc.
150,000	5.500%, 9/30/2027[h]	156,000
	Verint Systems, Inc., Convertible
143,000	1.500%, 6/1/2021	158,004
	Vishay Intertechnology, Inc., Convertible
124,000	2.250%, 6/15/2025	115,775

	Total	5,092,451

Transportation (0.3%)
	Air Canada Pass Through Trust
14,789	3.875%, 3/15/2023[h]	14,941
	Boeing Company
64,000	3.100%, 5/1/2026	65,799
	CSX Corporation
32,000	3.700%, 11/1/2023	33,535
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	57,019
	Hertz Corporation
110,000	5.500%, 10/15/2024[h]	108,075
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	61,057
	Meritor, Inc., Convertible
156,000	3.250%, 10/15/2037	165,816
	Penske Truck Leasing Company, LP
32,000	3.375%, 2/1/2022[h]	32,580
	Ryder System, Inc.
68,000	3.500%, 6/1/2021	69,447
	Union Pacific Corporation
55,000	3.750%, 7/15/2025	58,599
	United Airlines Pass Through Trust
60,000	3.700%, 12/1/2022	61,464
	United Continental Holdings, Inc.
210,000	4.875%, 1/15/2025	219,450
	XPO Logistics, Inc.
150,000	6.750%, 8/15/2024[h]	159,892

	Total	1,107,674

Principal Amount	Long-Term Fixed Income (24.1%)	Value

Utilities (0.6%)
	Alabama Power Company
$38,000	2.450%, 3/30/2022	$38,179
	Ameren Corporation
60,000	2.700%, 11/15/2020	60,091
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	88,064
	Calpine Corporation
95,000	5.375%, 1/15/2023	95,713
100,000	5.875%, 1/15/2024[h]	102,250
	CenterPoint Energy, Inc.
37,000	2.500%, 9/1/2022	37,002
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,934
	Dominion Energy, Inc.
32,000	2.715%, 8/15/2021	32,057
32,000	3.071%, 8/15/2024	32,300
	DTE Energy Company
51,000	3.300%, 6/15/2022	51,987
	Duke Energy Corporation
74,000	2.400%, 8/15/2022	74,119
	Edison International
106,000	2.950%, 3/15/2023	104,879
	Eversource Energy
37,000	2.500%, 3/15/2021	37,012
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	44,194
57,000	2.950%, 1/15/2020	57,072
	FirstEnergy Corporation
56,000	2.850%, 7/15/2022	56,561
	Fortis, Inc.
30,000	2.100%, 10/4/2021	29,709
	NextEra Energy Operating Partners, LP
210,000	4.500%, 9/15/2027[h]	210,989
	NiSource, Inc.
50,000	3.650%, 6/15/2023	51,995
230,000	5.650%, 6/15/2023[b,k]	228,809
	NRG Energy, Inc., Convertible
115,000	2.750%, 6/1/2048	121,385
	Oncor Electric Delivery Company, LLC
48,000	2.750%, 6/1/2024[h]	48,813
	Pinnacle West Capital Corporation
37,000	2.250%, 11/30/2020	36,943
	PPL Capital Funding, Inc.
64,000	3.950%, 3/15/2024	66,830
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	50,381
	Public Service Enterprise Group, Inc.
32,000	2.875%, 6/15/2024	32,397
	Sempra Energy
25,000	2.400%, 3/15/2020	24,966
	Southern Company
37,000	2.350%, 7/1/2021	36,898
	TerraForm Power Operating, LLC
195,000	5.000%, 1/31/2028[h]	197,925
	TransCanada Trust
325,000	5.875%, 8/15/2076[b]	340,854

	Total	2,428,308

	Total Long-Term Fixed Income (cost $93,127,962)	94,126,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Registered Investment Companies (8.5%)	Value

Affiliated (6.8%)
2,693,058	Thrivent Core Emerging Markets Debt Fund	$26,768,996

	Total	26,768,996

Unaffiliated (1.7%)
12,700	AllianzGI NFJ Dividend Interest &
	Premium Strategy Fund	159,258
16,456	BlackRock Resources &
	Commodities Strategy Trust	129,838
35,000	Invesco Senior Loan ETF	798,700
42,700	Invesco Variable Rate Preferred ETF	1,076,467
1,409	iShares Russell 2000 Index Fund[i]	220,593
1,048	iShares Russell 2000 Value Index Fund	126,766
20,000	iShares S&P U.S. Preferred Stock Index Fund	747,000
3,102	Materials Select Sector SPDR Fund	180,971
33,449	MFS Intermediate Income Trust	128,110
3,984	SPDR S&P Metals & Mining ETF	111,432
1,958	SPDR S&P Retail ETF	83,391
36,578	Templeton Global Income Fund	237,025
14,311	Vanguard Real Estate ETF	1,272,105
12,000	Vanguard Short-Term Corporate Bond ETF	967,080
44,955	Western Asset High Income Opportunity Fund, Inc.	227,023

	Total	6,465,759

	Total Registered Investment Companies (cost $32,451,657)	33,234,755

Shares	Preferred Stock (1.1%)	Value

Communications Services (0.1%)
346	Crown Castle International Corporation, Convertible	416,653

	Total	416,653

Consumer Staples (0.1%)
10,600	CHS, Inc., 7.100%[b,k]	286,518

	Total	286,518

Energy (0.1%)
40,412	Crestwood Equity Partners, LP, 9.250%[k]	381,489
1,450	Energy Transfer Operating, LP, 7.600%[b,k]	36,061
6,245	Nustar Logistics, LP, 9.037%[b]	162,183

	Total	579,733

Financials (0.5%)
2,826	Agribank FCB, 6.875%[b,k]	305,208
2,200	CoBank ACB, 6.250%[b,k]	233,200
5,944	Federal National Mortgage Association, 0.000%[g,i,k]	68,712
330	First Tennessee Bank NA, 3.750%[b,h,k]	240,900
7,700	GMAC Capital Trust I, 8.303%[b]	202,972
3,525	Hartford Financial Services Group, Inc., 7.875%[b]	100,921
5,600	Morgan Stanley, 7.125%[b,k]	159,544
3,600	Regions Financial Corporation, 5.700%[b,g,k]	96,984
725	Synovus Financial Corporation, 5.875%[b,g,k]	18,734

Shares	Preferred Stock (1.1%)	Value

Financials (0.5%) - continued
325	Wells Fargo & Company, Convertible, 7.500%[k]	$451,932

	Total	1,879,107

Health Care (0.1%)
404	Danaher Corporation, Convertible, 4.750%	456,520

	Total	456,520

Industrials (0.1%)
291	Fortive Corporation, Convertible, 5.000%	284,281

	Total	284,281

Real Estate (0.1%)
7,650	Colony Capital, Inc., 8.750%[k]	197,294

	Total	197,294

Utilities (<0.1%)
2,925	NiSource, Inc., 6.500%[b,k]	80,321
132	Sempra Energy, Convertible, 6.000%	14,673

	Total	94,994

	Total Preferred Stock (cost $4,002,444)	4,195,100

Shares	Collateral Held for Securities Loaned (0.5%)	Value

1,823,714	Thrivent Cash Management Trust	1,823,714

	Total Collateral Held for Securities Loaned (cost $1,823,714)	1,823,714

Shares or Principal Amount	Short-Term Investments (9.3%)	Value

	Federal Home Loan Bank Discount Notes
200,000	2.150%, 8/16/2019[n,o]	199,825
600,000	2.210%, 9/5/2019[n,o]	598,764
1,200,000	2.150%, 9/16/2019[n,o]	1,196,749
700,000	2.180%, 9/19/2019[n,o]	697,980
300,000	2.190%, 10/2/2019[n,o]	298,915
	Thrivent Core Short-Term Reserve Fund
3,328,220	2.490%	33,282,197

	Total Short-Term Investments (cost $36,274,224)	36,274,430

	Total Investments (cost $390,343,975) 104.7%	$408,079,958

	Other Assets and Liabilities, Net (4.7%)	(18,466,343)

	Total Net Assets 100.0%	$389,613,615

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	Non-income producing security.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $36,278,528 or 9.3% of total net assets.

i	All or a portion of the security is on loan.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	All or a portion of the security is insured or guaranteed.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of July 31, 2019 was $292,977 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2019.

Security	Acquisition Date	Cost
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	$216,462
Electronics For Imaging, Inc., Convertible, 11/15/2023	11/28/2018	63,669

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$1,448,944
Long-Term Fixed Income	320,880
Total lending	$1,769,824
Gross amount payable upon return of collateral for securities loaned	$1,823,714
Net amounts due to counterparty	$53,890

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y		U. S. Treasury Yield Curve Rate Treasury
	-	Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,767,826	–	1,578,301	189,525
Capital Goods	4,899,524	–	4,511,959	387,565
Communications Services	15,201,704	–	13,549,028	1,652,676
Consumer Cyclical	7,540,758	–	6,476,922	1,063,836
Consumer Non-Cyclical	11,637,430	–	11,637,430	–
Energy	4,032,208	–	3,700,050	332,158
Financials	8,054,389	–	7,523,752	530,637
Technology	1,688,807	–	1,688,807	–
Utilities	2,196,201	–	1,911,081	285,120
Common Stock
Communications Services	10,816,706	8,176,978	2,639,728	–
Consumer Discretionary	15,605,974	11,041,935	4,564,039	–
Consumer Staples	10,963,385	6,178,538	4,784,847	–
Energy	8,370,477	6,589,552	1,780,925	–
Financials	31,750,344	23,085,712	8,664,632	–
Health Care	24,748,562	18,917,881	5,830,681	–
Industrials	25,719,869	19,077,133	6,642,736	–
Information Technology	36,754,172	31,921,471	4,832,701	–
Materials	7,770,548	3,095,518	4,675,030	–
Real Estate	5,471,803	3,527,653	1,944,150	–
Utilities	3,435,238	2,535,320	899,918	–
Long-Term Fixed Income
Asset-Backed Securities	8,479,788	–	8,479,788	–
Basic Materials	1,780,848	–	1,780,848	–
Capital Goods	4,363,749	–	4,363,749	–
Collateralized Mortgage Obligations	15,708,034	–	15,708,034	–
Communications Services	7,643,269	–	7,643,269	–
Consumer Cyclical	5,056,877	–	5,056,877	–
Consumer Non-Cyclical	5,712,514	–	5,712,514	–
Energy	5,249,824	–	5,249,824	–
Financials	15,393,730	–	14,570,511	823,219
Mortgage-Backed Securities	16,108,968	–	16,108,968	–
Technology	5,092,451	–	5,092,451	–
Transportation	1,107,674	–	1,107,674	–
Utilities	2,428,308	–	2,428,308	–
Registered Investment Companies
Unaffiliated	6,465,759	6,465,759	–	–
Preferred Stock
Communications Services	416,653	416,653	–	–
Consumer Staples	286,518	286,518	–	–
Energy	579,733	198,244	381,489	–
Financials	1,879,107	1,099,799	779,308	–
Health Care	456,520	–	456,520	–
Industrials	284,281	284,281	–	–
Real Estate	197,294	197,294	–	–
Utilities	94,994	94,994	–	–
Short-Term Investments	2,992,233	–	2,992,233	–
Subtotal Investments in Securities	$346,205,051	$143,191,233	$197,749,082	$5,264,736
Other Investments *	Total
Affiliated Registered Investment Companies	26,768,996
Affiliated Short-Term Investments	33,282,197
Collateral Held for Securities Loaned	1,823,714
Subtotal Other Investments	$61,874,907

Total Investments at Value	$408,079,958

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	664,573	664,573	–	–
Total Asset Derivatives	$664,573	$664,573	$ –	$ –
Liability Derivatives
Futures Contracts	593,538	593,538	–	–
Total Liability Derivatives	$593,538	$593,538	$ –	$ –

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $2,992,233 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	61	September 2019	$7,590,377	$182,358
CBOT 2-Yr. U.S. Treasury Note	8	September 2019	1,710,775	4,475
CME E-mini Russell 2000 Index	37	September 2019	2,821,700	95,195
CME Euro Foreign Exchange Currency	81	September 2019	11,547,009	(280,415)
CME Ultra Long Term U.S. Treasury Bond	12	September 2019	2,024,384	106,366
Eurex Euro STOXX 50 Index	389	September 2019	14,596,723	233,972
ICE US mini MSCI Emerging Markets Index	134	September 2019	6,829,538	41,982
Total Futures Long Contracts			$47,120,506	$383,933
CBOT 5-Yr. U.S. Treasury Note	(8)	September 2019	($940,663)	$225
CBOT U.S. Long Bond	(8)	September 2019	(1,217,974)	(26,776)
CME E-mini S&P 500 Index	(65)	September 2019	(9,492,520)	(199,955)
ICE mini MSCI EAFE Index	(119)	September 2019	(11,163,613)	(53,922)
Ultra 10-Yr. U.S. Treasury Note	(12)	September 2019	(1,621,655)	(32,470)
Total Futures Short Contracts			($24,436,425)	($312,898)
Total Futures Contracts			$22,684,081	$71,035

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Registered Investment Companies Core Emerging Markets Debt	$23,434	$949	$ –	$26,769	2,693	6.8%
Total Affiliated Registered Investment Companies	23,434			26,769		6.8
Affiliated Short-Term Investments Core Short-Term Reserve, 2.490%	41,890	82,839	91,447	33,282	3,328	8.5
Total Affiliated Short-Term Investments	41,890			33,282		8.5
Collateral Held for Securities Loaned Cash Management Trust-Collateral Investment	2,306	25,180	25,662	1,824	1,824	0.5
Total Collateral Held for Securities Loaned	2,306			1,824		0.5
Total Value	$67,630			$61,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$2,386	$–	$857
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	–	–	–	700
Total Income from Affiliated Investments				$1,557
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	19
Total Affiliated Income from Securities Loaned, Net				$19
Total	$–	$2,386	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

GLOBAL STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (93.7%)	Value
Communications Services (8.9%)
87,200	Activision Blizzard, Inc.	$4,250,128
39,108	Alphabet, Inc., Class Aa	47,641,366
899,142	Auto Trader Group plc[b]	5,902,500
74,313	CBS Corporation	3,827,863
397,589	Comcast Corporation	17,163,917
129,031	Facebook, Inc.[a]	25,061,691
14,982	Ipsos SA	409,723
268,300	KDDI Corporation	7,000,349
665,119	Mediaset Espana Communication SA	3,904,597
38,235	Rightmove plc	244,545
200,053	Seven West Media, Ltd.[a]	59,174
217,740	Telenor ASA	4,412,057
1,938,442	Telstra Corporation, Ltd.	5,255,740
223,220	Tencent Holdings, Ltd. ADR	10,379,730
159,500	TV Asahi Holdings Corporation	2,616,459
215,802	Verizon Communications, Inc.	11,927,376
37,400	Walt Disney Company	5,348,574
35,934	Wolters Kluwer NV	2,604,693

	Total	158,010,482

Consumer Discretionary (10.8%)
34,200	Alibaba Group Holding, Ltd. ADR[a]	5,920,362
27,116	Amazon.com, Inc.[a]	50,619,607
19,700	AOKI Holdings, Inc.	193,180
17,000	Aoyama Trading Company, Ltd.	316,584
19,264	Aptiv plc	1,688,490
22,500	Autobacs Seven Company, Ltd.	366,147
265,976	Barratt Developments plc	2,076,538
50,800	Benesse Holdings, Inc.	1,188,964
92,987	Berkeley Group Holdings plc	4,373,447
3,647	Booking Holdings, Inc.[a]	6,880,467
1,900	Bridgestone Corporation	71,327
25,000	Chiyoda Company, Ltd.	369,597
34,268	Cie Generale des Etablissements Michelin	3,788,246
617,700	Citizen Watch Company, Ltd.	3,073,960
16,120	Compass Group plc	407,845
52,609	Countryside Properties plc[b]	187,593
73,594	D.R. Horton, Inc.	3,380,172
148,400	Denso Corporation	6,298,907
11,000	Exedy Corporation	224,242
98,654	Harley-Davidson, Inc.	3,529,840
26,800	Home Depot, Inc.	5,726,892
135,941	Lowe’s Companies, Inc.	13,784,417
19,700	Mohawk Industries, Inc.[a]	2,456,393
470,652	Moneysupermarket.com Group plc	2,106,872
46,971	Netflix, Inc.[a]	15,171,163
181,400	NHK Spring Company, Ltd.	1,422,487
187,978	NIKE, Inc.	16,171,747
1,286,300	Nissan Motor Company, Ltd.	8,360,856
23,600	Onward Holdings Company, Ltd.	121,034
17,400	Plenus Company, Ltd.[c]	285,878
233,536	Redrow plc	1,589,198
46,600	Sangetsu Company, Ltd.	844,583
295,600	Sekisui House, Ltd.	4,970,036
11,600	SHIMAMURA Company, Ltd.	820,224
109,200	Starbucks Corporation	10,340,148
413,500	Sumitomo Rubber Industries, Ltd.	4,513,549
77,190	Super Retail Group, Ltd.	473,845
9,100	Takara Standard Company, Ltd.	142,648
895,584	Taylor Wimpey plc	1,754,753
198,200	Toyoda Gosei Company, Ltd.	3,645,052
5,200	TS Tech Company, Ltd.	143,152
19,200	United Arrows, Ltd.	550,240
31,397	WH Smith plc	807,523

Shares	Common Stock (93.7%)	Value
Consumer Discretionary (10.8%) - continued
224,000	Yahoo Japan Corporation	$656,080

	Total	191,814,285

Consumer Staples (4.9%)
27,900	Arcs Company, Ltd.	580,340
36,789	Carlsberg AS	5,025,002
41,500	Church & Dwight Company, Inc.	3,130,760
50,582	Empire Company, Ltd.	1,338,710
36,465	ForFarmers BV	286,687
8,832	Glanbia plc	115,369
640,500	Japan Tobacco, Inc.	14,112,605
46,337	Kimberly-Clark Corporation	6,285,614
4,936	L’Oreal SA	1,320,701
9,000	Ministop Company, Ltd.	122,916
119,700	Monster Beverage Corporation[a]	7,717,059
29,015	Nestle SA	3,078,120
72,300	Philip Morris International, Inc.	6,045,003
80,600	Sugi Holdings Company, Ltd.	3,879,779
160,900	Sundrug Company, Ltd.	4,448,747
13,000	TSURUHA Holdings, Inc.	1,323,290
159,757	Unilever NV	9,260,120
230,729	Unilever plc	13,881,174
44,658	Wal-Mart Stores, Inc.	4,929,350

	Total	86,881,346

Energy (4.2%)
159,809	BP plc ADR	6,350,810
157,357	Chevron Corporation	19,372,220
5,851	Gaztransport Et Technigaz SA	530,833
299,050	Halliburton Company	6,878,150
62,000	JXTG Holdings, Inc.	291,762
289,117	Marathon Oil Corporation	4,067,876
104,900	Marathon Petroleum Corporation	5,915,311
75,046	Pioneer Natural Resources Company	10,359,350
280,458	Royal Dutch Shell plc, Class A	8,833,174
386,254	Royal Dutch Shell plc, Class B	12,199,857

	Total	74,799,343

Financials (16.3%)
66,000	Aflac, Inc.	3,474,240
18,736	Allianz SE	4,346,933
36,426	American International Group, Inc.	2,039,492
523,197	Bank Leumi Le-Israel BM	3,806,006
1,047,187	Bank of America Corporation	32,127,697
125,989	Bank of Montreal[c]	9,431,515
282,595	Blackstone Group, Inc.	13,558,908
71,269	Capital One Financial Corporation	6,586,681
148,500	Charles Schwab Corporation	6,418,170
63,960	Chubb, Ltd.	9,775,646
540,717	CI Financial Corporation	8,382,384
338,406	Citigroup, Inc.	24,080,971
198,125	CNP Assurances	4,094,896
23,335	Comerica, Inc.	1,708,122
482,300	DBS Group Holdings, Ltd.	9,195,938
8,634	Deutsche Boerse AG	1,198,597
178,595	Deutsche Pfandbriefbank AGb	2,027,531
308,639	Direct Line Insurance Group plc	1,207,305
226,671	DnB ASA	4,055,282
95,521	Euronext NVb	7,373,895
197,798	Fifth Third Bancorp	5,872,623
737,856	FlexiGroup, Ltd.	918,493
92,199	Genworth MI Canada, Inc.[c]	3,402,798
20,241	Goldman Sachs Group, Inc.	4,455,651
58,200	Hartford Financial Services Group, Inc.	3,354,066
408,136	Huntington Bancshares, Inc.	5,815,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

GLOBAL STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (93.7%)	Value
Financials (16.3%) - continued
146,500	Intercontinental Exchange, Inc.	$12,871,490
1,224,218	Israel Discount Bank, Ltd.	5,283,764
70,678	J.P. Morgan Chase & Company	8,198,648
85,829	Laurentian Bank of Canada[c]	2,953,095
10,357,424	Lloyds TSB Group plc	6,700,055
429,378	Manulife Financial Corporation	7,775,522
1,096,212	Medibank Private, Ltd.	2,702,361
210,176	MetLife, Inc.	10,386,898
350,900	Mizuho Financial Group, Inc.	498,040
62,000	Morgan Stanley	2,762,720
37,616	National Bank of Canada	1,820,662
22,970	Paragon Banking Group plc	116,645
22,396	Pargesa Holding SA	1,680,946
19,017	Prudential Financial, Inc.	1,926,612
70,000	Raymond James Financial, Inc.	5,646,900
213,500	Resona Holdings, Inc.	870,366
33,500	S&P Global, Inc.	8,205,825
25,700	Senshu Ikeda Holdings, Inc.	47,146
126,572	Skandinaviska Enskilda Banken AB	1,190,037
67,650	State Street Corporation	3,929,789
51,366	Topdanmark AS	2,632,815
218,021	Toronto-Dominion Bank	12,744,598
108,600	U.S. Bancorp	6,206,490
117,000	Zions Bancorporations NA	5,273,190

	Total	291,134,392

Health Care (12.8%)
142,550	Abbott Laboratories	12,416,105
27,367	Abcam plc	433,444
30,138	Amplifon SPA	742,823
27,434	Biogen, Inc.[a]	6,524,354
10,401	Cigna Holding Company	1,767,338
172,805	CVS Health Corporation	9,654,615
41,689	Edwards Lifesciences Corporation[a]	8,873,504
37,300	Gilead Sciences, Inc.	2,443,896
673,280	GlaxoSmithKline plc	13,924,070
20,113	GN Store Nord AS	954,068
20,995	Grifols SA	680,420
8,894	Illumina, Inc.[a]	2,662,686
20,443	Intuitive Surgical, Inc.[a]	10,620,343
97,206	Johnson & Johnson	12,658,165
12,000	KYORIN Holdings, Inc.	201,851
3,906	LNA Sante	216,198
57,465	Medtronic plc	5,857,982
306,992	Merck & Company, Inc.	25,477,266
6,500	Miraca Holdings, Inc.	146,965
205,558	Novartis AG	18,849,432
336,916	Novo Nordisk AS	16,178,485
375,750	Pfizer, Inc.	14,594,130
109,388	Recordati SPA	4,898,935
53,643	Roche Holding AG	14,358,364
24,903	Thermo Fisher Scientific, Inc.	6,915,065
78,005	UnitedHealth Group, Inc.	19,424,025
38,862	Vertex Pharmaceuticals, Inc.[a]	6,475,186
96,745	Zoetis, Inc.	11,115,033

	Total	229,064,748

Industrials (9.4%)
112,870	ACS Actividades de Construccion y Servicios, SA	4,560,721
257,021	Atlas Copco AB, Class A	7,850,482
156,968	Atlas Copco AB, Class B	4,282,192
13,435	Boeing Company	4,583,753
19,465	Bureau Veritas SA	485,015
27,052	CIA De Distribucion Integral	563,663
56,000	CSX Corporation	3,942,400

Shares	Common Stock (93.7%)	Value
Industrials (9.4%) - continued
249,799	Delta Air Lines, Inc.	$15,247,731
322	Geberit AG	148,649
16,000	General Dynamics Corporation	2,975,040
20,700	GS Yuasa Corporation	387,155
338,127	GWA Group, Ltd.	826,741
65,000	Hino Motors, Ltd.	521,448
129,012	Honeywell International, Inc.	22,249,410
42,800	Inaba Denki Sangyo Company, Ltd.	1,971,087
33,515	Ingersoll-Rand plc	4,144,465
79,600	Johnson Controls International plc	3,378,224
102,772	Koninklijke Philips NV	4,821,113
67,534	Legrand SA	4,774,195
19,100	Lockheed Martin Corporation	6,917,447
60,300	Marubeni Corporation	390,899
32,500	Mitsuboshi Belting, Ltd.	595,847
131,393	National Express Group plc	670,467
108,600	Nitto Kogyo Corporation	2,067,643
56,084	Nobina ABb	326,861
75,705	Norfolk Southern Corporation	14,468,740
40,052	Northgate plc	160,247
24,100	NSK, Ltd.	203,774
202,971	PageGroup plc	1,104,323
16,915	Parker Hannifin Corporation	2,961,478
371,470	RELX plc	8,810,652
79,633	Sandvik AB	1,222,016
6,254	Schindler Holding AG, Participation Certificate	1,441,747
78,556	Schneider Electric SE	6,777,520
181,699	Signify NVb	4,938,019
248,334	SKF AB	4,073,372
17,360	Spirax-Sarco Engineering plc	1,892,994
369,700	Sumitomo Corporation	5,485,858
580,800	Sumitomo Electric Industries, Ltd.	7,186,201
15,900	Taikisha, Ltd.	474,228
43,400	Toppan Forms Company, Ltd.	378,063
31,184	Transcontinental, Inc.	358,670
34,000	Tsubakimoto Chain Company	1,113,843
42,932	United Technologies Corporation	5,735,715
20,200	Yuasa Trading Company, Ltd.	569,330

	Total	168,039,438

Information Technology (19.4%)
92,345	Amadeus IT Holding SA	7,216,495
155,140	Apple, Inc.	33,051,026
14,000	Arista Networks, Inc.[a]	3,828,300
384,500	Canon, Inc.	10,428,120
78,479	Capgemini SA	9,964,062
179,145	CGI, Inc.[a]	13,788,111
750,593	Cisco Systems, Inc.	41,582,852
270,693	Computershare, Ltd.	2,915,977
48,200	Fiserv, Inc.[a]	5,081,726
334,530	Halma plc	8,078,736
27,700	Intuit, Inc.	7,681,487
3,834	Jenoptik AG	107,441
5,198	Kulicke and Soffa Industries, Inc.	117,631
67,353	MasterCard, Inc.	18,338,201
512,258	Microsoft Corporation	69,805,398
56,500	NEC Networks & System Integration Corporation	1,461,028
40,100	NVIDIA Corporation	6,765,672
165,722	Oracle Corporation	9,330,149
157,021	PayPal Holdings, Inc.[a]	17,335,118
53,800	QUALCOMM, Inc.	3,936,008
21,600	Ryoyo Electro Corporation	358,338
81,742	Salesforce.com, Inc.[a]	12,629,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

GLOBAL STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (93.7%)	Value
Information Technology (19.4%) - continued
215,300	Shinko Electric Industries Company, Ltd.	$1,731,366
33,600	Splunk, Inc.[a]	4,546,416
61,700	Square, Inc.[a]	4,961,297
37,053	Texas Instruments, Inc.	4,631,996
20,200	Tokyo Seimitsu Company, Ltd.	566,441
65,500	Trend Micro, Inc.	2,855,927
151,892	Visa, Inc.	27,036,776
22,900	Workday, Inc.[a]	4,579,542
94,808	Xilinx, Inc.	10,828,022

	Total	345,538,798

Materials (4.5%)
124,527	Alcoa Corporation[a]	2,800,612
397,396	BHP Group plc	9,475,336
251,572	BHP Group, Ltd.	6,925,938
24,178	Boliden AB	548,292
129,457	CF Industries Holdings, Inc.	6,415,889
9,300	DOWA Holdings Company, Ltd.	293,709
118,910	Eastman Chemical Company	8,959,869
14,600	Ecolab, Inc.	2,945,258
110,548	Granges AB	1,100,749
20,535	Hexpol AB	156,252
27,800	Hokuetsu Corporation	137,956
429,900	JFE Holdings, Inc.	5,683,703
164,300	JSR Corporation	2,713,399
49,843	Koninklijke DSM NV	6,174,971
108,200	Kyoei Steel, Ltd.	1,832,674
18,400	Lintec Corporation	387,151
240,200	Mitsubishi Gas Chemical Company, Inc.	3,196,455
93,500	Nippon Kayaku Company, Ltd.	1,099,375
453,500	Nippon Steel Corporation	7,105,050
28,100	Nucor Corporation	1,528,078
244,030	Sandfire Resources NL	1,113,412
6,000	Sanyo Special Steel Company, Ltd.	82,237
16,100	Taiyo Holdings Company, Ltd.	493,874
75,000	Toagosei Company, Ltd.	775,928
298,130	UPM-Kymmene Oyj	8,036,118

	Total	79,982,285

Real Estate (1.6%)
26,300	American Tower Corporation	5,565,606
42,474	Choice Properties REIT	441,861
36,300	Daito Trust Construction Company, Ltd.	4,681,004
14,019	Deutsche EuroShop AG	379,286
11,738	Entra ASA[b]	170,260
64,347	Granite REIT	2,990,639
632,000	Hysan Development Company, Ltd.	3,010,869
163,948	Klepierre SA	5,057,272
1,905,902	Mirvac Group	4,187,839
58,301	Quebecor, Inc.	1,320,806
198,000	Road King Infrastructure, Ltd.	407,082
32,000	Swire Pacific, Ltd.	364,738
458,600	Wing Tai Holdings, Ltd.	703,150

	Total	29,280,412

Utilities (0.9%)
393,440	AGL Energy, Ltd.	5,638,485
84,990	Contact Energy, Ltd.	433,614
229,201	Enagas SA	4,999,839

Shares	Common Stock (93.7%)	Value
Utilities (0.9%) - continued
104,739	Exelon Corporation	$4,719,539

	Total	15,791,477

	Total Common Stock (cost $1,318,908,128)	1,670,337,006

Shares	Collateral Held for Securities Loaned (0.5%)	Value
9,751,319	Thrivent Cash Management Trust	9,751,319

	Total Collateral Held for Securities Loaned (cost $9,751,319)	9,751,319

Shares or Principal Amount	Short-Term Investments (6.6%)	Value
	Federal Home Loan Bank Discount Notes
600,000	2.330%, 8/2/2019[d,e]	599,965
6,000,000	2.370%, 8/6/2019[d,e]	5,998,250
400,000	2.150%, 8/16/2019[d,e]	399,650
4,500,000	2.200%, 8/28/2019[d,e]	4,492,913
200,000	2.170%, 9/3/2019[d,e]	199,611
5,200,000	2.210%, 9/5/2019[d,e]	5,189,282
100,000	2.180%, 9/11/2019[d,e]	99,759
14,200,000	2.140%, 9/23/2019[d,e]	14,155,680
	Thrivent Core Short-Term Reserve Fund
8,596,678	2.490%	85,966,779

	Total Short-Term Investments (cost $117,100,428)	117,101,889

	Total Investments (cost $1,445,759,875) 100.8%	$1,797,190,214

	Other Assets and Liabilities, Net (0.8%)	(13,806,468)

	Total Net Assets 100.0%	$1,783,383,746

a	Non-income producing security.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $20,926,659 or 1.2% of total net assets.

c	All or a portion of the security is on loan.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$9,369,349
Total lending	$9,369,349
Gross amount payable upon return of collateral for securities loaned	$9,751,319
Net amounts due to counterparty	$381,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

GLOBAL STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Global Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services	158,010,482	125,600,645	32,409,837	–
Consumer Discretionary	191,814,285	135,669,698	56,144,587	–
Consumer Staples	86,881,346	28,107,786	58,773,560	–
Energy	74,799,343	52,943,717	21,855,626	–
Financials	291,134,392	184,676,767	106,457,625	–
Health Care	229,064,748	157,479,693	71,585,055	–
Industrials	168,039,438	86,604,403	81,435,035	–
Information Technology	345,538,798	286,066,756	59,472,042	–
Materials	79,982,285	22,649,706	57,332,579	–
Real Estate	29,280,412	5,565,606	23,714,806	–
Utilities	15,791,477	4,719,539	11,071,938	–
Short-Term Investments	31,135,110	–	31,135,110	–
Subtotal Investments in Securities	$1,701,472,116	$1,090,084,316	$611,387,800	$–
Other Investments *	Total
Affiliated Short-Term Investments	85,966,779
Collateral Held for Securities Loaned	9,751,319
Subtotal Other Investments	$95,718,098

Total Investments at Value	$1,797,190,214

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,250,847	3,250,847	–	–

Total Asset Derivatives	$3,250,847	$3,250,847	$–	$–

Liability Derivatives
Futures Contracts	7,721,190	7,721,190	–	–

Total Liability Derivatives	$7,721,190	$7,721,190	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

GLOBAL STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents Global Stock Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $31,135,110 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME Euro Foreign Exchange Currency	792	September 2019	$112,904,145	($2,741,895)
Eurex Euro STOXX 50 Index	3,815	September 2019	143,149,493	2,298,068
ICE US mini MSCI Emerging Markets Index	3,043	September 2019	155,092,261	952,779
Total Futures Long Contracts			$411,145,899	$508,952
CME E-mini S&P 500 Index	(1,111)	September 2019	($161,003,720)	($4,663,045)
ICE mini MSCI EAFE Index	(694)	September 2019	(65,103,660)	(316,250)
Total Futures Short Contracts			($226,107,380)	($4,979,295)
Total Futures Contracts			$185,038,519	($4,470,343)

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$89,184	$311,377	$314,594	$85,967	8,597	4.8%
Total Affiliated Short-Term Investments	89,184			85,967		4.8
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	22,092	133,590	145,931	9,751	9,751	0.5
Total Collateral Held for Securities Loaned	22,092			9,751		0.5
Total Value	$111,276			$95,718

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	–	$1,768
Total Income from Affiliated Investments				$1,768
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	168
Total Affiliated Income from Securities Loaned, Net				$168
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (98.6%)	Value
Asset-Backed Securities (5.2%)
	Goodgreen Trust
$480,470	3.860%, 10/15/2054, Ser. 2019-1A, Class Aa	$500,043
	Navient Student Loan Trust
500,000	2.866%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[a,b]	501,232
315,638	3.016%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[a,b]	316,282
	Northstar Education Finance, Inc.
223,164	2.966%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Aa,b	222,116
	SBA Small Business Investment Companies
951,222	3.548%, 9/10/2028, Ser. 2018-10B, Class 1	995,943
	SLM Student Loan Trust
187,619	2.666%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	182,120
	U.S. Small Business Administration
357,627	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	361,602

	Total	3,079,338

Collateralized Mortgage Obligations (4.2%)
	Federal Home Loan Mortgage Corporation - REMIC
429,523	1.750%, 12/15/2042, Ser. 4141, Class KM	409,538
	Federal Home Loan Mortgage Corporation Military Housing Bonds Resecuritization Trust Certificates
470,616	4.106%, 11/25/2052, Ser. 2015-R1, Class A3[a,b,c]	528,392
	Federal Home Loan Mortgage Corporation Whole Loan Securities Trust
401,467	3.000%, 7/25/2046, Ser. 2016-SC01, Class 1Ac	404,966
	Federal National Mortgage Association - REMIC
450,062	3.250%, 6/25/2043, Ser. 2013-60, Class PT	460,631
	Seasoned Credit Risk Transfer Trust
664,276	2.750%, 8/25/2056, Ser. 2017-2, Class HAc	671,941

	Total	2,475,468

Commercial Mortgage-Backed Securities (13.6%)
	Federal Home Loan Mortgage Corporation - REMIC
100,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,c]	111,075
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certficates
250,000	3.650%, 2/25/2028, Ser. K075, Class A2[b,c]	272,365

Principal Amount	Long-Term Fixed Income (98.6%)	Value
Commercial Mortgage-Backed Securities (13.6%) - continued
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
$305,945	2.776%, 3/25/2023, Ser. K724, Class A1[c]	$309,024
500,000	2.838%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ab,c	499,713
500,000	3.430%, 1/25/2027, Ser. K063, Class A2[b,c]	536,336
664,000	3.444%, 12/25/2027, Ser. K072, Class A2[c]	715,312
500,000	3.900%, 4/25/2028, Ser. K076, Class A2[c]	554,725
550,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,c]	612,105
550,000	3.505%, 3/25/2029, Ser. K091, Class A2[c]	597,201
439,938	3.000%, 3/15/2045, Ser. 4741, Class GA	448,356
	Federal National Mortgage Association
275,000	3.640%, 6/1/2028	296,072
125,000	3.710%, 7/1/2028	134,129
500,000	3.830%, 10/1/2028	542,740
	Federal National Mortgage Association - ACES
368,960	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	375,138
415,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[b]	432,857
160,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	165,366
500,000	3.555%, 9/25/2028, Ser. 2019-M1, Class A2[b]	542,271
500,000	2.937%, 4/25/2029, Ser. 2019-M9, Class A2	518,079
	FRESB Multifamily Mortgage Pass-Through Trust
449,840	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fb,c	460,769

	Total	8,123,633

Consumer Cyclical (1.1%)
	California Institute of Technology
75,000	4.700%, 11/1/2111	90,904
	Dartmouth College
125,000	3.760%, 6/1/2043	132,231
	Massachusetts Institute of Technology
125,000	4.678%, 7/1/2114	162,615
	President and Fellows of Harvard College
125,000	3.619%, 10/1/2037	133,354
	Stanford Junior University
125,000	3.563%, 6/1/2044	132,175

	Total	651,279

Energy (0.5%)
	Petroleos Mexicanos
300,000	2.378%, 4/15/2025	301,402

	Total	301,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (98.6%)	Value
Financials (2.9%)
	HSBC Bank Canada
$250,000	3.300%, 11/28/2021[a]	$256,372
	Korea Development Bank
500,000	3.226%, (LIBOR 3M + 0.705%), 2/27/2022[b]	503,030
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	1,000,881

	Total	1,760,283

Foreign Government (3.4%)
	Development Bank of Japan, Inc.
250,000	2.125%, 9/1/2022[a]	249,750
	Export Development Canada
500,000	2.500%, 1/24/2023	509,636
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	502,735
	Province of Ontario Canada
250,000	3.400%, 10/17/2023	263,279
	Province of Quebec Canada
500,000	2.750%, 4/12/2027	519,108

	Total	2,044,508

Mortgage-Backed Securities (19.5%)
	Federal Home Loan Mortgage Corporation - REMIC
379,508	3.000%, 5/15/2045, Ser. 4631, Class PA	388,405
387,271	3.000%, 3/15/2047, Ser. 4734, Class JA	395,923
	Federal National Mortgage Association - REMIC
207,112	3.000%, 6/25/2046, Ser. 2017-58, Class P	210,574
460,851	3.500%, 12/25/2047, Ser. 2018-41, Class PB	475,246
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,335,000	3.500%, 8/1/2034[d]	2,411,793
4,150,000	3.000%, 8/1/2049[d]	4,186,637
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,575,000	3.500%, 8/1/2049[d]	2,636,659
	Government National Mortgage Association Conventional 30-Yr. Pass Through
850,000	4.500%, 8/1/2049[d]	885,051

	Total	11,590,288

U.S. Government & Agencies (47.7%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	505,901
	Federal Home Loan Mortgage Corporation - REMIC
482,969	3.500%, 8/15/2047, Ser. 4860, Class CA	498,371
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,631,437
	U.S. Treasury Bonds
325,000	2.250%, 11/15/2027	331,957
115,000	5.500%, 8/15/2028	148,422
2,000,000	2.625%, 2/15/2029	2,105,937
500,000	4.750%, 2/15/2037	684,199

Principal Amount	Long-Term Fixed Income (98.6%)	Value
U.S. Government & Agencies (47.7%) - continued
$625,000	3.000%, 5/15/2042	$684,204
2,455,000	2.500%, 5/15/2046	2,440,232
300,000	2.875%, 5/15/2049	321,363
	U.S. Treasury Bonds, TIPS
1,248,075	0.125%, 1/15/2023	1,238,570
373,590	2.375%, 1/15/2025	415,753
385,047	2.125%, 2/15/2040	496,174
	U.S. Treasury Notes
350,000	2.500%, 1/15/2022	355,346
3,300,000	2.750%, 7/31/2023	3,415,242
2,975,000	2.500%, 1/31/2024	3,059,834
5,500,000	2.125%, 11/30/2024	5,575,840
3,150,000	2.875%, 7/31/2025	3,326,326
1,125,000	2.625%, 1/31/2026	1,174,219

	Total	28,409,327

Utilities (0.5%)
	Duke Energy Carolinas, LLC
250,000	3.950%, 11/15/2028	275,747

	Total	275,747

	Total Long-Term Fixed Income (cost $56,422,539)	58,711,273

Shares or Principal Amount	Short-Term Investments (18.1%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.200%, 9/5/2019[e,f]	199,588
	Thrivent Core Short-Term Reserve Fund
1,061,687	2.490%	10,616,866

	Total Short-Term Investments (cost $10,816,439)	10,816,454

	Total Investments (cost $67,238,978) 116.7%	$69,527,727

	Other Assets and Liabilities, Net (16.7%)	(9,958,682)

	Total Net Assets 100.0%	$59,569,045

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $2,574,187 or 4.3% of total net assets.

b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the security is insured or guaranteed.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Definitions:

ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,079,338	–	3,079,338	–
Collateralized Mortgage Obligations	2,475,468	–	2,475,468	–
Commercial Mortgage-Backed Securities	8,123,633	–	8,123,633	–
Consumer Cyclical	651,279	–	651,279	–
Energy	301,402	–	301,402	–
Financials	1,760,283	–	1,760,283	–
Foreign Government	2,044,508	–	2,044,508	–
Mortgage-Backed Securities	11,590,288	–	11,590,288	–
U.S. Government & Agencies	28,409,327	–	28,409,327	–
Utilities	275,747	–	275,747	–
Short-Term Investments	199,588	–	199,588	–
Subtotal Investments in Securities	$58,910,861	$–	$58,910,861	$–
Other Investments *	Total
Affiliated Short-Term Investments	10,616,866
Subtotal Other Investments	$10,616,866

Total Investments at Value	$69,527,727

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	38,285	38,285	–	–
Total Asset Derivatives	$38,285	$38,285	$–	$–
Liability Derivatives
Futures Contracts	102,305	102,305	–	–
Total Liability Derivatives	$102,305	$102,305	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents Government Bond Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $199,588 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	68	September 2019	$14,541,584	$38,041
Total Futures Long Contracts			$14,541,584	$38,041
CBOT 10-Yr. U.S. Treasury Note	(51)	September 2019	($6,421,148)	($77,367)
CBOT 5-Yr. U.S. Treasury Note	(48)	September 2019	(5,624,382)	(18,244)
CBOT U.S. Long Bond	(2)	September 2019	(304,494)	(6,694)
Ultra 10-Yr. U.S. Treasury Note	(2)	September 2019	(275,931)	244
Total Futures Short Contracts			($12,625,955)	($102,061)
Total Futures Contracts			$1,915,629	($64,020)

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$8,971	$27,537	$25,891	$10,617	1,062	17.8%
Total Affiliated Short-Term Investments	8,971			10,617		17.8
Total Value	$8,971			$10,617

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$199
Total Income from Affiliated Investments				$199
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.6%)	Value
California (6.5%)
	California Kindergarten - University Public Education Fac. G.O.
$215,000	1.350%, 5/1/2034, Ser. A4[a]	$215,000
	California Municipal Finance Auth. Rev. (LINXS APM)
225,000	5.000%, 12/31/2043, Ser. A, AMT	263,801
	California Pollution Control Financing Auth. Rev. Refg. (San Diego County Water Auth. Desalination)
250,000	5.000%, 7/1/2039[b]	299,580

	Total	778,381

Colorado (8.3%)
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. Refg. (Union Colony School)
225,000	5.000%, 4/1/2048	260,347
	Colorado High Performance Transportation Enterprise Rev.
225,000	5.000%, 12/31/2056	245,214
	Denver, CO Health and Hospital Auth. Healthcare Rev.
230,000	5.000%, 12/1/2039, Ser. A	250,868
	Denver, CO Urban Renewal Auth. Rev. (9th and Colorado Urban Redevelopment Area)
225,000	5.250%, 12/1/2039, Ser. Ab	238,451

	Total	994,880

Delaware (2.1%)
	Kent County, DE Student Housing and Dining Fac. Rev. (CHF-Dover, LLC - Delaware State University)
230,000	5.000%, 7/1/2040, Ser. A	253,715

	Total	253,715

Florida (2.9%)
	Florida State Higher Educational Fac. Financial Auth. Educational Rev. (Ringling College)
300,000	5.000%, 3/1/2049	349,638

	Total	349,638

Georgia (2.6%)
	Main Street Natural Gas, Inc. Rev.
250,000	5.000%, 5/15/2028, Ser. A	308,182

	Total	308,182

Guam (1.4%)
	Guam Government International Bond
150,000	5.000%, 11/15/2031, AMT	173,661

	Total	173,661

Illinois (8.2%)
	Chicago, IL G.O.
250,000	5.000%, 1/1/2039, Ser. A	277,830
	Illinois Finance Auth. Student Housing and Academic Fac. Rev. (University of Illinois at Chicago)
150,000	5.000%, 2/15/2037	170,135
	Illinois State G.O.
235,000	5.000%, 12/1/2025, Ser. B	262,645

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Illinois (8.2%) - continued
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
$220,000	5.500%, 6/15/2029, Ser. Ac	$267,896

	Total	978,506

Indiana (0.4%)
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
50,000	5.000%, 4/1/2037, Ser. A	51,570

	Total	51,570

Iowa (2.8%)
	Iowa Finance Auth. Rev. (Lifespace Communities, Inc.)
150,000	5.000%, 5/15/2032, Ser. A	168,692
	Iowa Finance Auth. Rev. (Northcrest Inc.)
150,000	5.000%, 3/1/2038, Ser. A	162,745

	Total	331,437

Maryland (3.8%)
	Maryland Economic Development Corporation Rev. (Seagirt Marine Terminal)
200,000	5.000%, 6/1/2044, Ser. A, AMT	236,542
	Prince George’s County, MD (West Phalia Town Center)
200,000	5.000%, 7/1/2030[b]	224,712

	Total	461,254

Michigan (4.5%)
	Downriver Utility Wastewater Auth. Rev. Refg. (AGM Insured)
225,000	5.000%, 4/1/2031[c]	271,674
	Michigan Strategic Rev.
225,000	5.000%, 12/31/2043, AMT	264,089

	Total	535,763

Minnesota (2.5%)
	Duluth, MN Economic Development Auth. Health Care Fac. Rev. Refg. (Essentia Health Obligated Group)
50,000	5.000%, 2/15/2033, Ser. A	60,009
	St. Joseph, MN Senior Housing & Healthcare Rev. (Woodcrest of Country Manor)
225,000	5.000%, 7/1/2055, Ser. A	234,598

	Total	294,607

Missouri (5.2%)
	Kansas City, MO Industrial Development Auth. Rev. (Kansas City International Airport Terminal Modernization)
200,000	5.000%, 3/1/2046, Ser. B, AMT	237,456
	Lee’s Summit, MO Industrial Development Auth. Senior Living Fac. Rev. Refg. (John Knox Village)
140,000	5.000%, 8/15/2042, Ser. A	152,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Missouri (5.2%) - continued
	Missouri Health and Educational Fac. Auth. Rev. (Maryville University of St. Louis)
$200,000	5.000%, 6/15/2045, Ser. A	$230,724

	Total	620,590

Nebraska (2.2%)
	Douglas County, NE Hospital Auth. No. 2 Health Fac. Rev. (Children’s Hospital Obligated Group)
225,000	5.000%, 11/15/2047	259,434

	Total	259,434

Nevada (4.4%)
	Carson City, NV Hospital Rev. Refg. (Carson Tahoe Regional Medical Center)
225,000	5.000%, 9/1/2042, Ser. A	257,530
	Director of the State of Nevada Department of Business & Industry Rev. (Somerset Academy of Las Vegas)
250,000	5.000%, 12/15/2048, Ser. Ab	263,923

	Total	521,453

New Jersey (4.7%)
	New Jersey Transportation Trust Fund Auth. Rev.
225,000	5.000%, 6/15/2045, Ser. AA	247,165
	Tobacco Settlement Financing Corporation Rev. Refg.
275,000	5.250%, 6/1/2046, Ser. A	313,503

	Total	560,668

New York (2.2%)
	New York Transportation Development Corporation Special Fac. Rev. (LaGuardia Airport )
225,000	5.000%, 1/1/2036, AMT	265,248

	Total	265,248

North Dakota (2.2%)
	University of North Dakota C.O.P. (Infrastructure Energy Improvement)
225,000	5.000%, 4/1/2048, Ser. A	262,406

	Total	262,406

Ohio (1.0%)
	Ohio Higher Educational Fac. Commission Rev. Refg. (University of Findlay)
100,000	5.000%, 3/1/2034	114,838

	Total	114,838

Oregon (1.0%)
	Salem, OR Hospital Fac. Auth. Rev (Capital Manor)
100,000	5.000%, 5/15/2026	119,463

	Total	119,463

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Pennsylvania (8.0%)
	Pennsylvania Economic Development Financing Auth. Rev. Refg. (Tapestry Moon Senior Housing)
$145,000	6.750%, 12/1/2053, Ser. Ab	$147,693
	Pennsylvania Economic Development Financing Auth. Solid Waste Disposal Rev. (CarbonLite P, LLC)
250,000	5.750%, 6/1/2036, AMT[b,d]	263,807
	Pennsylvania Turnpike Commission Rev. Refg.
225,000	5.000%, 12/1/2032	281,232
	Philadelphia, PA Auth. for Industrial Development Rev. (Cathedral Village)
250,000	5.000%, 4/1/2039	263,413

	Total	956,145

Tennessee (2.9%)
	Metropolitan Government of Nashville and Davidson County, TN Health and Educational Fac. Rev. Refg. (Trevecca Nazarene University)
300,000	5.000%, 10/1/2034	350,499

	Total	350,499

Texas (4.6%)
	Red River Education Finance Corporation Rev. Refg. (St. Edwards University)
250,000	5.000%, 6/1/2027	292,375
	Tarrant County Cultural Education Fac. Finance Corporation Rev. Refg. (Trinity Terrace)
235,000	5.000%, 10/1/2044, Ser. A-1	253,826

	Total	546,201

Utah (2.3%)
	Salt Lake City, UT Airport Rev.
225,000	5.000%, 7/1/2036, Ser. A, AMT	271,094

	Total	271,094

Virginia (4.4%)
	Virginia Small Business Financing Auth. Rev. (95 Express Lanes, LLC)
250,000	5.000%, 7/1/2049, AMT	265,090
	Virginia Small Business Financing Auth. Rev. (Transform 66 P3)
230,000	5.000%, 12/31/2047, AMT	262,697

	Total	527,787

Washington (2.1%)
	Pend Oreille Cty, WA Public Utility District No. 1 Rev. Refg. (Box Canyon Production System)
225,000	5.000%, 1/1/2023	248,967

	Total	248,967

Wisconsin (4.4%)
	Wisconsin Health & Educational Fac. Auth. Rev. (PHW Oconomowoc, Inc.)
250,000	5.125%, 10/1/2048	266,708

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Wisconsin (4.4%) - continued
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Benevolent Corporation Cedar Community)
$240,000	5.000%, 6/1/2037	$257,880

	Total	524,588

	Total Long-Term Fixed Income (cost $11,056,277)	11,660,975

Principal Amount	Short-Term Investments (0.8%)[e]	Value
	Federal Home Loan Bank Discount Notes
100,000	2.150%, 8/16/2019[f]	99,913

	Total Short-Term Investments (cost $99,910)	99,913

	Total Investments (cost $11,156,187) 98.4%	$11,760,888

	Other Assets and Liabilities, Net 1.6%	186,471

	Total Net Assets 100.0%	$11,947,359

a

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $1,438,166 or 12.0% of total net assets.

c

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

AGM	-	Assured Guaranty Municipal Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing High Income Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	2,717,292	–	2,717,292	–
Electric Revenue	248,967	–	248,967	–
Foreign Government	173,661	–	173,661	–
General Obligation	755,475	–	755,475	–
Health Care	2,327,041	–	2,327,041	–
Housing Finance	386,144	–	386,144	–
Industrial Development Revenue	500,869	–	500,869	–
Other Revenue	885,774	–	885,774	–
Tax Revenue	492,608	–	492,608	–
Transportation	2,338,083	–	2,338,083	–
Water & Sewer	835,061	–	835,061	–
Short-Term Investments	99,913	–	99,913	–

Total Investments at Value	$11,760,888	$–	$11,760,888	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	16,735	16,735	–	–
Total Liability Derivatives	$16,735	$16,735	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents High Income Municipal Bond Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $99,913 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	(5)	September 2019	($761,234)	($16,735)
Total Futures Short Contracts			($761,234)	($16,735)
Total Futures Contracts			($761,234)	($16,735)

Reference Description:

CBOT	-	Chicago Board of Trade

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Basic Materials (0.2%)
	Starfruit US Holdco, LLC, Term Loan
$1,392,510	5.610%, (LIBOR 1M + 3.250%), 10/1/2025[b]	$1,366,985

	Total	1,366,985

Capital Goods (0.7%)
	Navistar, Inc., Term Loan
3,721,111	5.830%, (LIBOR 1M + 3.500%), 11/6/2024[b]	3,728,107
	Vertiv Group Corporation, Term Loan
2,030,819	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,931,817

	Total	5,659,924

Communications Services (1.2%)
	Frontier Communications Corporation, Term Loan
3,650,500	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	3,604,869
	Windstream Services, LLC, Term Loan
5,645,000	10.500%, (PRIME + 5.000%), 3/30/2021[b,c,d,e]	5,780,367

	Total	9,385,236

Consumer Cyclical (1.0%)
	Cengage Learning, Inc., Term Loan
3,665,422	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,527,382
	Golden Nugget, LLC, Term Loan
1,859,945	5.020%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,861,935
	Staples, Inc., Term Loan
2,335,000	7.332%, (LIBOR 1M + 5.000%), 4/12/2026[b]	2,275,177

	Total	7,664,494

Consumer Non-Cyclical (0.5%)
	Bausch Health Companies, Inc., Term Loan
43,801	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b,c,d]	43,944
	Chobani, LLC, Term Loan
1,392,863	5.734%, (LIBOR 1M + 3.500%), 10/7/2023[b]	1,377,625
	Endo International plc, Term Loan
2,323,147	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,115,527

	Total	3,537,096

Financials (0.9%)
	Forest City Enterprises, LP, Term Loan
3,248,675	6.234%, (LIBOR 1M + 4.000%), 12/7/2025[b]	3,274,047
	Grizzly Finco, Term Loan
3,672,250	5.570%, (LIBOR 3M + 3.250%), 10/1/2025[b]	3,673,572

	Total	6,947,619

	Total Bank Loans (cost $34,490,972)	34,561,354

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Basic Materials (5.9%)
	Alcoa, Inc.
$1,395,000	5.125%, 10/1/2024	$1,487,475
	Big River Steel, LLC
3,140,000	7.250%, 9/1/2025[f]	3,344,100
	BWAY Holding Company
2,330,000	5.500%, 4/15/2024[f]	2,326,388
	Cleveland-Cliffs, Inc.
3,745,000	5.750%, 3/1/2025	3,803,047
	Consolidated Energy Finance SA
410,000	6.875%, 6/15/2025[f]	417,687
	Element Solutions, Inc.
2,115,000	5.875%, 12/1/2025[f]	2,152,013
	First Quantum Minerals, Ltd.
509,000	7.000%, 2/15/2021[f]	514,090
2,325,000	7.250%, 4/1/2023[f]	2,301,750
1,860,000	6.875%, 3/1/2026[f]	1,757,700
	Grinding Media, Inc.
2,880,000	7.375%, 12/15/2023[f]	2,757,600
	Hexion, Inc.
1,405,000	7.875%, 7/15/2027[f]	1,390,950
	Krayton Polymers, LLC
2,325,000	7.000%, 4/15/2025[f]	2,359,875
	Mercer International, Inc.
1,860,000	7.375%, 1/15/2025	1,924,728
2,785,000	5.500%, 1/15/2026	2,673,600
	Midwest Vanadium, Pty. Ltd.
2,862,131	11.500%, 2/15/2018*,e,g	9,946
	Novelis Corporation
1,430,000	6.250%, 8/15/2024[f]	1,497,954
2,030,000	5.875%, 9/30/2026[f]	2,103,587
	Olin Corporation
2,350,000	5.625%, 8/1/2029	2,411,687
2,805,000	5.000%, 2/1/2030	2,727,021
	Peabody Securities Finance Corporation
2,820,000	6.000%, 3/31/2022[f]	2,876,400
	Tronox Finance plc
2,790,000	5.750%, 10/1/2025[f]	2,626,088
	United States Steel Corporation
1,865,000	6.875%, 8/15/2025[h]	1,813,713

	Total	45,277,399

Capital Goods (10.4%)
	Abengoa Abenewco 2 Bis SA, Convertible
3,371,693	0.000%, PIK 0.015%, 4/26/2024*,i	337,169
	Advanced Disposal Services, Inc.
2,845,000	5.625%, 11/15/2024[f]	2,986,396
	AECOM
935,000	5.875%, 10/15/2024	1,009,800
2,805,000	5.125%, 3/15/2027	2,938,237
	Amsted Industries, Inc.
1,875,000	5.625%, 7/1/2027[f]	1,969,312
	Arconic, Inc.
1,395,000	5.900%, 2/1/2027	1,534,500
	Ardagh Packaging Finance plc
3,810,000	7.250%, 5/15/2024[f]	4,021,112
3,280,000	6.000%, 2/15/2025[f]	3,386,600
4,705,000	5.250%, 8/15/2027[d,f]	4,690,297
	Berry Global, Inc.
1,510,000	4.500%, 2/15/2026[f]	1,507,705
	Berry Plastics Corporation
3,740,000	5.125%, 7/15/2023	3,819,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Capital Goods (10.4%) - continued
	Bombardier, Inc.
$2,555,000	7.500%, 3/15/2025[f]	$2,598,116
4,210,000	7.875%, 4/15/2027[f]	4,262,625
	BWAY Holding Company
2,795,000	7.250%, 4/15/2025[f]	2,648,262
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[f]	2,565,625
2,000,000	6.125%, 5/5/2025[f]	2,071,000
	Clean Harbors, Inc.
2,920,000	5.125%, 7/15/2029[f]	3,077,826
	Covanta Holding Corporation
1,400,000	5.875%, 7/1/2025	1,452,500
940,000	6.000%, 1/1/2027	970,550
	Crown Cork & Seal Company, Inc.
2,790,000	7.375%, 12/15/2026	3,278,250
	Flex Acquisition Company, Inc.
2,795,000	6.875%, 1/15/2025[f]	2,480,562
700,000	7.875%, 7/15/2026[f]	633,500
	GFL Environmental, Inc.
2,790,000	7.000%, 6/1/2026[f]	2,880,675
	H&E Equipment Services, Inc.
4,140,000	5.625%, 9/1/2025	4,253,850
	IAA Spinco, Inc.
1,000,000	5.500%, 6/15/2027[f]	1,045,625
	Jeld-Wen, Inc.
2,330,000	4.875%, 12/15/2027[f]	2,280,488
	New Enterprise Stone & Lime Company, Inc.
1,855,000	6.250%, 3/15/2026[f]	1,898,593
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[f]	2,884,350
	Reynolds Group Issuer, Inc.
1,995,000	5.125%, 7/15/2023[f]	2,029,913
	Summit Materials, LLC
1,865,000	5.125%, 6/1/2025[f]	1,883,650
	TransDigm, Inc.
1,645,000	6.250%, 3/15/2026[f]	1,725,194
	United Rentals North America, Inc.
940,000	5.500%, 7/15/2025	977,600
3,760,000	5.875%, 9/15/2026	3,999,700

	Total	80,099,057

Communications Services (15.1%)
	Altice Luxembourg SA
2,340,000	10.500%, 5/15/2027[f]	2,477,475
	Block Communications, Inc.
3,280,000	6.875%, 2/15/2025[f]	3,427,600
	CBS Radio, Inc.
1,665,000	7.250%, 11/1/2024[f,h]	1,744,087
	CCO Holdings, LLC
6,720,000	5.875%, 4/1/2024[f]	6,980,400
3,050,000	5.375%, 6/1/2029[f]	3,160,562
	CCOH Safari, LLC
4,795,000	5.750%, 2/15/2026[f]	5,051,341
	Cengage Learning, Inc.
1,495,000	9.500%, 6/15/2024[f]	1,405,300
	Clear Channel Worldwide Holdings, Inc.
2,340,000	9.250%, 2/15/2024[f]	2,538,900
	CSC Holdings, LLC
4,910,000	6.500%, 2/1/2029[f]	5,413,275
	Embarq Corporation
4,675,000	7.995%, 6/1/2036	4,546,437

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Communications Services (15.1%) - continued
	Entercom Media Corporation
$470,000	6.500%, 5/1/2027[f]	$497,025
	Gray Escrow, Inc.
1,770,000	7.000%, 5/15/2027[f]	1,935,938
	Gray Television, Inc.
3,190,000	5.875%, 7/15/2026[f]	3,309,625
	GrubHub Holdings, Inc.
2,585,000	5.500%, 7/1/2027[f]	2,652,882
	Intelsat Jackson Holdings SA
7,430,000	5.500%, 8/1/2023	6,844,888
	Level 3 Financing, Inc.
4,780,000	5.375%, 5/1/2025	4,923,400
1,500,000	5.250%, 3/15/2026	1,561,875
	Lions Gate Capital Holdings, LLC
2,335,000	6.375%, 2/1/2024[f]	2,448,831
	Neptune Finco Corporation
4,245,000	10.875%, 10/15/2025[f]	4,835,352
	Qualitytech, LP
3,260,000	4.750%, 11/15/2025[f]	3,276,300
	Scripps Escrow, Inc.
3,285,000	5.875%, 7/15/2027[f]	3,318,474
	SFR Group SA
1,337,000	6.250%, 5/15/2024[f]	1,380,453
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[f]	1,485,842
	Sirius XM Radio, Inc.
3,000,000	4.625%, 7/15/2024[f]	3,087,900
2,340,000	5.500%, 7/1/2029[f]	2,441,696
	Sprint Capital Corporation
940,000	6.875%, 11/15/2028	1,034,000
	Sprint Communications, Inc.
4,640,000	6.000%, 11/15/2022	4,930,000
	Sprint Corporation
7,260,000	7.625%, 2/15/2025	8,040,668
	T-Mobile USA, Inc.
3,140,000	6.000%, 4/15/2024	3,277,406
3,275,000	4.500%, 2/1/2026	3,336,406
	T-Mobile USA, Inc. Contingent Consent Payment
3,140,000	0.000%, 4/15/2024[j]	18,225
	VeriSign, Inc.
2,290,000	4.750%, 7/15/2027	2,408,920
	Virgin Media Secured Finance plc
4,300,000	5.250%, 1/15/2026[f]	4,391,375
2,105,000	5.500%, 8/15/2026[f]	2,199,725
3,500,000	5.500%, 5/15/2029[f]	3,585,750
	WMG Acquisition Corporation
2,325,000	5.500%, 4/15/2026[f]	2,406,375

	Total	116,374,708

Consumer Cyclical (13.0%)
	Allison Transmission, Inc.
3,480,000	5.000%, 10/1/2024[f]	3,535,506
	Brookfield Property REIT, Inc.
3,040,000	5.750%, 5/15/2026[f]	3,138,800
	Brookfield Residential Properties, Inc.
3,570,000	6.125%, 7/1/2022[f]	3,606,128
	Cedar Fair, LP
3,000,000	5.250%, 7/15/2029[f]	3,105,000
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,247,322
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,258,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Consumer Cyclical (13.0%) - continued
	Dana Financing Luxembourg SARL
$3,575,000	6.500%, 6/1/2026[f]	$3,718,000
	Hanesbrands, Inc.
3,605,000	4.875%, 5/15/2026[f]	3,767,225
	Herc Holdings, Inc.
3,050,000	5.500%, 7/15/2027[f]	3,053,812
	Hertz Corporation
1,865,000	7.625%, 6/1/2022[f]	1,933,296
	Hilton Escrow Issuer, LLC
2,340,000	4.250%, 9/1/2024	2,369,718
	International Game Technology plc
1,400,000	6.250%, 1/15/2027[f]	1,519,000
	KAR Auction Services, Inc.
2,330,000	5.125%, 6/1/2025[f]	2,394,075
	KB Home
1,870,000	6.875%, 6/15/2027	2,045,312
	L Brands, Inc.
2,392,000	6.694%, 1/15/2027	2,374,060
	Landry’s, Inc.
3,045,000	6.750%, 10/15/2024[f]	3,134,462
	Lennar Corporation
3,290,000	4.125%, 1/15/2022	3,359,912
1,270,000	4.500%, 4/30/2024	1,324,610
1,410,000	4.750%, 5/30/2025	1,473,450
	Live Nation Entertainment, Inc.
2,935,000	4.875%, 11/1/2024[f]	3,026,719
470,000	5.625%, 3/15/2026[f]	497,613
	Mattamy Group Corporation
3,290,000	6.500%, 10/1/2025[f]	3,446,275
	MGM Resorts International
3,000,000	5.750%, 6/15/2025	3,242,850
	New Red Finance, Inc.
2,090,000	5.000%, 10/15/2025[f]	2,131,800
	PGT Escrow Issuer, Inc.
2,325,000	6.750%, 8/1/2026[f]	2,508,094
	Prime Security Services Borrower, LLC
863,000	9.250%, 5/15/2023[f]	906,689
2,820,000	5.750%, 4/15/2026[f]	2,943,516
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	710,710
840,000	5.000%, 4/15/2023	858,900
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	2,085,750
1,282,000	10.000%, 12/1/2022	1,336,511
2,350,000	5.000%, 10/15/2025[f]	2,402,875
	ServiceMaster Company, LLC
3,740,000	5.125%, 11/15/2024[f]	3,869,815
	Six Flags Entertainment Corporation
5,120,000	4.875%, 7/31/2024[f]	5,235,200
	Staples, Inc.
1,645,000	7.500%, 4/15/2026[f]	1,682,013
	Stars Group Holdings BV
2,200,000	7.000%, 7/15/2026[f]	2,318,250
	Station Casinos, LLC
470,000	5.000%, 10/1/2025[f]	478,930
	Viking Cruises, Ltd.
4,235,000	5.875%, 9/15/2027[f]	4,383,225
	Wyndham Destinations, Inc.
970,000	4.500%, 4/1/2027	1,031,838
	Yum! Brands, Inc.
1,910,000	5.250%, 6/1/2026[f]	1,982,962

	Total	100,438,290

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Consumer Non-Cyclical (11.8%)
	Air Medical Merger Sub Corporation
$2,810,000	6.375%, 5/15/2023[f,h]	$2,529,000
	Albertson’s Companies, LLC
4,970,000	6.625%, 6/15/2024	5,181,225
2,340,000	7.500%, 3/15/2026[f]	2,578,387
	Alliance One International, Inc.
3,200,000	9.875%, 7/15/2021	2,688,000
	Bausch Health Companies, Inc.
1,875,000	7.250%, 5/30/2029[f]	1,948,837
	Centene Corporation
1,870,000	5.375%, 6/1/2026[f]	1,975,187
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,252,850
	Dole Food Company, Inc.
2,340,000	7.250%, 6/15/2025[f]	2,299,635
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[f]	3,817,575
1,000,000	7.750%, 1/15/2027[f]	1,087,500
	HCA, Inc.
2,610,000	4.750%, 5/1/2023	2,786,746
3,295,000	5.375%, 2/1/2025	3,563,411
1,870,000	5.875%, 2/1/2029	2,087,387
	JBS USA Lux SA
2,760,000	5.500%, 1/15/2030[d,f]	2,756,550
	JBS USA, LLC
2,840,000	5.750%, 6/15/2025[f]	2,932,300
4,345,000	6.500%, 4/15/2029[f]	4,665,444
	Mallinckrodt International Finance SA
1,410,000	4.875%, 4/15/2020[f,h]	1,307,775
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[f]	3,695,548
	Par Pharmaceutical, Inc.
2,350,000	7.500%, 4/1/2027[f]	2,132,625
	Pilgrim’s Pride Corporation
2,785,000	5.750%, 3/15/2025[f]	2,875,513
	Post Holdings, Inc.
2,775,000	5.000%, 8/15/2026[f]	2,833,969
2,345,000	5.500%, 12/15/2029[f]	2,371,381
	Simmons Foods, Inc.
3,375,000	5.750%, 11/1/2024[f]	3,088,125
	Spectrum Brands, Inc.
3,720,000	5.750%, 7/15/2025	3,853,734
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,280,625
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,829,063
5,620,000	6.250%, 2/1/2027[f]	5,816,700
	Teva Pharmaceutical Finance Netherlands III BV
2,555,000	3.150%, 10/1/2026	1,992,614
	Valeant Pharmaceuticals International, Inc.
1,368,000	5.500%, 3/1/2023[f]	1,375,702
462,000	5.875%, 5/15/2023[f]	465,326
2,320,000	8.500%, 1/31/2027[f]	2,555,132
	VRX Escrow Corporation
4,195,000	6.125%, 4/15/2025[f]	4,293,373

	Total	90,917,239

Energy (13.9%)
	Alliance Resource Operating Partners, LP
2,805,000	7.500%, 5/1/2025[f]	2,882,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Energy (13.9%) - continued
	Antero Resources Corporation
$1,415,000	5.125%, 12/1/2022	$1,351,325
2,360,000	5.625%, 6/1/2023[h]	2,236,100
	Boardwalk Pipelines, LP
3,243,000	5.950%, 6/1/2026	3,597,183
	Buckeye Partners, LP
3,735,000	4.125%, 12/1/2027	3,323,929
	California Resources Corporation
4,210,000	8.000%, 12/15/2022[f,h]	2,947,000
	Centennial Resource Production, LLC
4,415,000	5.375%, 1/15/2026[f]	4,083,875
	Cheniere Corpus Christi Holdings, LLC
5,990,000	7.000%, 6/30/2024	6,813,745
	Cheniere Energy Partners, LP
3,285,000	5.625%, 10/1/2026	3,473,887
	Chesapeake Energy Corporation
900,000	7.000%, 10/1/2024	731,250
3,719,000	8.000%, 1/15/2025[h]	3,179,745
	CrownRock Finance, Inc.
3,250,000	5.625%, 10/15/2025[f]	3,201,250
	Diamondback Energy, Inc.
2,790,000	4.750%, 11/1/2024	2,865,888
	Energy Transfer Operating, LP
3,755,000	5.500%, 6/1/2027	4,208,155
	EnLink Midstream Partners, LP
1,400,000	4.400%, 4/1/2024	1,423,170
2,325,000	4.150%, 6/1/2025	2,290,125
935,000	4.850%, 7/15/2026	949,025
	Murphy Oil Corporation
1,190,000	6.875%, 8/15/2024	1,243,431
1,630,000	5.750%, 8/15/2025	1,670,750
	Nabors Industries, Inc.
2,800,000	5.750%, 2/1/2025	2,429,000
	NGPL Pipeco, LLC
2,790,000	4.875%, 8/15/2027[f]	2,992,275
	Noble Holding International, Ltd.
2,790,000	7.750%, 1/15/2024[h]	2,169,225
	Pacific Drilling First Lien Escrow Issuer, Ltd.
3,500,000	8.375%, 10/1/2023[f]	3,403,820
	Pacific Drilling Second Lien Escrow Issuer, Ltd.
530,833	11.000%, PIK 12.000%, 4/1/2024[f,h,i]	506,946
	Parsley Energy, LLC
2,800,000	5.625%, 10/15/2027[f]	2,891,000
	Precision Drilling Corporation
1,060,000	7.750%, 12/15/2023	1,065,300
1,530,000	7.125%, 1/15/2026[f]	1,453,500
	Rowan Companies, Inc.
3,255,000	4.750%, 1/15/2024	2,473,800
	Sanchez Energy Corporation
3,260,000	7.250%, 2/15/2023[f,h]	2,656,900
	SESI, LLC
1,870,000	7.750%, 9/15/2024	1,122,000
	SM Energy Company
2,325,000	5.000%, 1/15/2024[h]	2,133,188
	Southwestern Energy Company
3,715,000	7.500%, 4/1/2026	3,250,625
	Sunoco, LP
2,325,000	4.875%, 1/15/2023	2,364,990
910,000	5.500%, 2/15/2026	941,850
	Tallgrass Energy Partners, LP
2,500,000	4.750%, 10/1/2023[f]	2,528,175

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Energy (13.9%) - continued
$2,435,000	5.500%, 1/15/2028[f]	$2,416,007
	Targa Resources Partners, LP
3,725,000	5.125%, 2/1/2025	3,837,495
	Transocean Pontus, Ltd.
439,425	6.125%, 8/1/2025[f]	452,608
	Transocean, Inc.
2,600,000	7.250%, 11/1/2025[f]	2,444,000
930,000	7.500%, 1/15/2026[f]	874,200
3,255,000	7.500%, 4/15/2031	2,685,375
	USA Compression Partners LP
2,110,000	6.875%, 9/1/2027[f]	2,194,210
	W&T Offshore, Inc.
3,055,000	9.750%, 11/1/2023[f]	2,925,163
	WPX Energy, Inc.
2,790,000	8.250%, 8/1/2023	3,138,750

	Total	107,822,372

Financials (7.9%)
	Ally Financial, Inc.
1,340,000	4.625%, 5/19/2022	1,388,213
3,700,000	5.750%, 11/20/2025	4,130,125
	Avolon Holdings Funding, Ltd.
930,000	5.500%, 1/15/2023[f]	994,263
2,330,000	5.125%, 10/1/2023[f]	2,475,858
	Barclays plc
700,000	7.750%, 9/15/2023[b,k]	713,125
	Chobani, LLC
1,870,000	7.500%, 4/15/2025[f]	1,739,100
	CIT Group, Inc.
1,237,000	5.000%, 8/15/2022	1,308,127
1,083,000	5.000%, 8/1/2023	1,156,102
	Credit Acceptance Corporation
2,340,000	6.625%, 3/15/2026[f]	2,524,392
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[f]	3,244,319
	Fortress Transportation and Infrastructure Investors, LLC
1,000,000	6.750%, 3/15/2022[f]	1,040,000
	Genworth Holdings, Inc.
2,985,000	4.900%, 8/15/2023	2,776,050
	Global Aircraft Leasing Company, Ltd.
3,760,000	6.500%, PIK 0%, 9/15/2024[f,i]	3,745,900
	Icahn Enterprises, LP
1,630,000	6.250%, 2/1/2022	1,675,021
4,690,000	6.250%, 5/15/2026[f]	4,825,260
	Iron Mountain, Inc.
1,860,000	5.750%, 8/15/2024	1,873,392
	MPT Operating Partnership LP/MPT Finance Corporation
2,350,000	4.625%, 8/1/2029	2,377,906
	MPT Operating Partnership, LP
2,640,000	5.500%, 5/1/2024	2,709,300
1,160,000	5.000%, 10/15/2027	1,197,700
	Park Aerospace Holdings, Ltd.
1,395,000	5.250%, 8/15/2022[f]	1,472,548
3,715,000	4.500%, 3/15/2023[f]	3,849,929
1,370,000	5.500%, 2/15/2024[f]	1,480,011
	Quicken Loans, Inc.
3,485,000	5.750%, 5/1/2025[f]	3,598,681
	Royal Bank of Scotland Group plc
2,585,000	5.125%, 5/28/2024	2,710,673
	Synchrony Financial
1,160,000	4.250%, 8/15/2024	1,214,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Financials (7.9%) - continued
$3,720,000	3.950%, 12/1/2027	$3,772,669
	Trivium Packaging Finance
940,000	5.500%, 8/15/2026[d,f]	969,375
470,000	8.500%, 8/15/2027[d,f]	494,675

	Total	61,457,442

Foreign Government (0.3%)
	Argentina Government International Bond
2,820,000	6.875%, 1/26/2027	2,333,550

	Total	2,333,550

Technology (6.2%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[f]	6,202,253
	Anixter, Inc.
2,045,000	5.125%, 10/1/2021	2,113,548
	CommScope Finance, LLC
1,400,000	6.000%, 3/1/2026[f]	1,415,330
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[f]	3,844,750
	Diamond Finance Corporation
4,205,000	7.125%, 6/15/2024[f]	4,446,822
	Diamond Sports Group, LLC
2,110,000	5.375%, 8/15/2026[d,f]	2,144,288
2,115,000	6.625%, 8/15/2027[d,f]	2,167,875
	Equinix, Inc.
3,740,000	5.750%, 1/1/2025	3,866,337
	Harland Clarke Holdings Corporation
3,510,000	8.375%, 8/15/2022[f]	2,965,950
	Inception Merger Sub, Inc.
5,645,000	8.625%, 11/15/2024[f,h]	5,165,175
	Iron Mountain, Inc.
3,255,000	5.250%, 3/15/2028[f]	3,271,275
	Nielsen Company SARL
3,280,000	5.000%, 2/1/2025[f,h]	3,165,200
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[f]	2,146,925
	Seagate HDD Cayman
1,985,000	4.750%, 1/1/2025	2,004,772
	SS&C Technologies, Inc.
2,800,000	5.500%, 9/30/2027[f]	2,912,000

	Total	47,832,500

Transportation (1.9%)
	American Airlines Group, Inc.
3,280,000	5.000%, 6/1/2022[f]	3,374,628
	Hertz Corporation
1,860,000	5.500%, 10/15/2024[f]	1,827,450
1,410,000	7.125%, 8/1/2026[d,f]	1,440,033
	United Continental Holdings, Inc.
2,000,000	4.250%, 10/1/2022	2,050,000
1,750,000	4.875%, 1/15/2025	1,828,750
	XPO Logistics, Inc.
2,330,000	6.125%, 9/1/2023[f]	2,397,803
1,870,000	6.750%, 8/15/2024[f]	1,993,327

	Total	14,911,991

Utilities (3.5%)
	AES Corporation
2,325,000	4.500%, 3/15/2023	2,383,125
	Dynegy, Inc.
3,255,000	8.125%, 1/30/2026[f]	3,499,125

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Utilities (3.5%) - continued
	Electricite de France SA
$2,500,000	5.250%, 1/29/2023[b,f,k]	$2,556,250
	GFL Environmental, Inc.
940,000	8.500%, 5/1/2027[f]	1,029,300
	NextEra Energy Operating Partners, LP
1,640,000	4.250%, 7/15/2024[f]	1,664,600
	NRG Energy, Inc.
1,320,000	7.250%, 5/15/2026	1,425,098
1,170,000	5.250%, 6/15/2029[f]	1,232,654
	Suburban Propane Partners, LP
2,805,000	5.875%, 3/1/2027	2,833,050
	Talen Energy Supply, LLC
1,860,000	6.500%, 6/1/2025[h]	1,497,300
1,410,000	7.250%, 5/15/2027[f]	1,391,839
	Terraform Global Operating, LLC
2,340,000	6.125%, 3/1/2026[f]	2,375,100
	TerraForm Power Operating, LLC
1,860,000	4.250%, 1/31/2023[f]	1,861,804
2,560,000	5.000%, 1/31/2028[f]	2,598,400
	Vistra Operations Company, LLC
630,000	5.000%, 7/31/2027[f]	644,963

	Total	26,992,608

	Total Long-Term Fixed Income (cost $687,782,852)	694,457,156

Shares	Common Stock (0.1%)	Value
Industrials (<0.1%)
917,195	Abengoa SA, Class Al	15,230
9,178,073	Abengoa SA, Class Bl	91,441

	Total	106,671

Materials (0.1%)
45,803	Hexion Holdings Corporation[h,l]	515,284

	Total	515,284

	Total Common Stock (cost $898,717)	621,955

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
47,000	Federal National Mortgage Association, 0.000%[h,k,l]	543,320

	Total	543,320

	Total Preferred Stock (cost $474,700)	543,320

Shares	Collateral Held for Securities Loaned (3.6%)	Value
28,284,953	Thrivent Cash Management Trust	28,284,953

	Total Collateral Held for Securities Loaned (cost $28,284,953)	28,284,953

Shares or Principal Amount	Short-Term Investments (5.6%)	Value
	Thrivent Core Short-Term Reserve Fund
4,276,160	2.490%	42,761,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.6%)	Value
	U.S. Treasury Bills
400,000	2.085%, 9/12/2019[m,n]	$399,096
	Total Short-Term Investments (cost $43,160,629)	43,160,698
	Total Investments (cost $795,092,823) 103.7%	$801,629,436
	Other Assets and Liabilities, Net (3.7%)	(28,969,376)
	Total Net Assets 100.0%	$772,660,060

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	In bankruptcy. Interest is not being accrued.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $432,569,451 or 56.0% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	All or a portion of the security is on loan.
i

Denotes payment-in-kind security. The security may pay an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of July 31, 2019.

j	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.

The value of all restricted securities held in High Yield Fund as of July 31, 2019 was $347,115 or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2019.

Security	Acquisition Date	Cost
Abengoa Abenewco 2 Bis SA, Convertible, 4/26/2024	4/26/2019	$412,371
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,714,489

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of July 31, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$25,689,393
Common Stock	627,513
Total lending	$26,316,906
Gross amount payable upon return of collateral for securities loaned	$28,284,953
Net amounts due to counterparty	$1,968,047

Definitions:
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	1,366,985	–	1,366,985	–
Capital Goods	5,659,924	–	5,659,924	–
Communications Services	9,385,236	–	9,385,236	–
Consumer Cyclical	7,664,494	–	7,664,494	–
Consumer Non-Cyclical	3,537,096	–	3,537,096	–
Financials	6,947,619	–	6,947,619	–

Long-Term Fixed Income
Basic Materials	45,277,399	–	45,277,399	–
Capital Goods	80,099,057	–	80,099,057	–
Communications Services	116,374,708	–	116,356,483	18,225
Consumer Cyclical	100,438,290	–	100,438,290	–
Consumer Non-Cyclical	90,917,239	–	90,917,239	–
Energy	107,822,372	–	107,822,372	–
Financials	61,457,442	–	61,457,442	–
Foreign Government	2,333,550	–	2,333,550	–
Technology	47,832,500	–	47,832,500	–
Transportation	14,911,991	–	14,911,991	–
Utilities	26,992,608	–	26,992,608	–

Common Stock
Industrials	106,671	–	106,671	–
Materials	515,284	515,284	–	–

Preferred Stock
Financials	543,320	543,320	–	–
Short-Term Investments	399,096	–	399,096	–
Subtotal Investments in Securities	$730,582,881	$1,058,604	$729,506,052	$18,225
Other Investments *	Total
Affiliated Short-Term Investments	42,761,602
Collateral Held for Securities Loaned	28,284,953
Subtotal Other Investments	$71,046,555

Total Investments at Value	$801,629,436

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	47,789	–	47,789	–
Total Liability Derivatives	$47,789	$–	$47,789	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

HIGH YIELD FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents High Yield Fund’s swaps contracts held as of July 31, 2019. Investments totaling $399,096 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Credit Default Swaps	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments/ (Receipts)	Value[3]	Unrealized Gain/ (Loss)
CDX HY 32, 5 Year, at 5.00%, Quarterly	Buy	6/20/2024	$9,405,000	$–	($47,789)	($47,789)
Total Credit Default Swaps				$–	($47,789)	($47,789)

1

As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$25,810	$162,812	$145,860	$42,762	4,276	5.5%
Total Affiliated Short-Term Investments	25,810			42,762		5.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	53,927	125,597	151,239	28,285	28,285	3.6
Total Collateral Held for Securities Loaned	53,927			28,285		3.6
Total Value	$79,737			$71,047

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$764
Total Income from Affiliated Investments				$764
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	261
Total Affiliated Income from Securities Loaned, Net				$261
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Basic Materials (<0.1%)
	Ball Metalpack Finco, LLC, Term Loan
$59,400	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$58,460
	Big River Steel, LLC, Term Loan
147,375	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	147,743
	MRC Global (US), Inc., Term Loan
162,932	5.234%, (LIBOR 1M + 3.000%), 9/22/2024[b]	163,239

	Total	369,442

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
273,407	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	273,853
	GFL Environmental, Inc., Term Loan
426,767	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	423,110
	Sotera Health Holdings, LLC, Term Loan
199,172	5.234%, (LIBOR 1M + 3.000%), 5/15/2022[b]	196,931
	Vertiv Group Corporation, Term Loan
404,187	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	384,483

	Total	1,278,377

Communications Services (0.4%)
	Altice France SA, Term Loan
127,075	4.984%, (LIBOR 1M + 2.750%), 7/31/2025[b]	122,310
	CenturyLink, Inc., Term Loan
473,146	4.984%, (LIBOR 1M + 2.750%), 1/31/2025[b]	469,924
	Frontier Communications Corporation, Term Loan
269,500	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	266,131
	HCP Acquisition, LLC, Term Loan
216,031	4.984%, (LIBOR 1M + 2.750%), 5/16/2024[b]	215,413
	Intelsat Jackson Holdings SA, Term Loan
185,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	185,396
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
430,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	428,925
	Sprint Communications, Inc., Term Loan
615,825	4.750%, (LIBOR 1M + 2.500%), 2/3/2024[b]	614,132
	TNS, Inc., Term Loan
215,152	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,c]	210,043
	Virgin Media Bristol, LLC, Term Loan
355,000	4.825%, (LIBOR 1M + 2.500%), 1/15/2026[b]	355,667
	WideOpenWest Finance, LLC, Term Loan
201,413	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	197,594

Principal Amount	Bank Loans (1.6%)[a]	Value
Communications Services (0.4%) - continued
	Windstream Services, LLC, Term Loan
$163,744	10.500%, (PRIME + 5.000%), 3/30/2021[b,d]	$167,670

	Total	3,233,205

Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
489,836	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	471,389
	Golden Entertainment, Inc., Term Loan
366,700	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	367,617
	Golden Nugget, LLC, Term Loan
293,731	5.020%, (LIBOR 1M + 2.750%), 10/4/2023[b]	294,045
	Scientific Games International, Inc., Term Loan
543,125	4.984%, (LIBOR 1M + 2.750%), 8/14/2024[b]	539,817
	Stars Group Holdings BV, Term Loan
183,772	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	184,323
	Tenneco, Inc., Term Loan
189,050	5.234%, (LIBOR 1M + 3.000%), 10/1/2025[b]	175,817

	Total	2,033,008

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
497,425	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	481,259
98,500	6.484%, (LIBOR 1M + 4.250%), 3/14/2025[b]	94,683
	Albertson’s, LLC, Term Loan
180,659	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	180,966
327,667	5.234%, (LIBOR 1M + 3.000%), 6/22/2023[b]	328,109
29,850	5.234%, (LIBOR 1M + 3.000%), 11/16/2025[b]	29,877
	Amneal Pharmaceuticals, LLC, Term Loan
212,800	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	196,764
	Bausch Health Companies, Inc., Term Loan
340,201	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	341,306
	Endo International plc, Term Loan
325,025	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	295,978
	JBS USA LUX SA, Term Loan
164,587	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	164,885
	McGraw-Hill Global Education Holdings, LLC, Term Loan
637,315	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,e,f]	609,037
	MPH Acquisition Holdings, LLC, Term Loan
235,466	5.080%, (LIBOR 3M + 2.750%), 6/7/2023[b]	228,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	Plantronics, Inc., Term Loan
$349,246	4.734%, (LIBOR 1M + 2.500%), 7/2/2025[b]	$349,159

	Total	3,300,425

Energy (0.1%)
	HFOTCO, LLC, Term Loan
282,150	4.990%, (LIBOR 1M + 2.750%), 6/26/2025[b]	281,092
	Radiate Holdco, LLC, Term Loan
600,781	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	593,770

	Total	874,862

Financials (0.3%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
189,739	4.022%, (LIBOR 1M + 1.750%), 1/15/2025[b]	190,125
	DTZ U.S. Borrower, LLC, Term Loan
188,575	5.484%, (LIBOR 1M + 3.250%), 8/21/2025[b]	189,165
	GGP Nimbus, LLC, Term Loan
267,975	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	262,578
	Harland Clarke Holdings Corporation, Term Loan
299,219	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,c]	228,902
	Level 3 Parent, LLC, Term Loan
515,000	4.484%, (LIBOR 1M + 2.250%), 2/22/2024[b]	515,216
	Sable International Finance, Ltd., Term Loan
520,427	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	523,289
	Tronox Finance, LLC, Term Loan
402,500	5.272%, (LIBOR 1M + 3.000%), 9/22/2024[b]	399,292

	Total	2,308,567

Technology (<0.1%)
	Rackspace Hosting, Inc., Term Loan
328,484	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	304,176

	Total	304,176

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
450,800	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b]	442,347

	Total	442,347

	Total Bank Loans (cost $14,357,565)	14,144,409

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Asset-Backed Securities (1.1%)
	Babson CLO, Ltd.
2,100,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	2,026,557

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Asset-Backed Securities (1.1%) - continued
	Magnetite XII, Ltd.
$1,800,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	$1,794,373
	Octagon Investment Partners XVI, Ltd.
1,400,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	1,374,425
	Shackleton CLO, Ltd.
1,200,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	1,194,042
	Sound Point CLO X, Ltd.
1,800,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,754,907
	THL Credit Wind River CLO, Ltd.
1,800,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,g	1,760,738

	Total	9,905,042

Basic Materials (2.9%)
	Alcoa, Inc.
360,000	5.125%, 10/1/2024	383,864
	Anglo American Capital plc
1,800,000	3.625%, 9/11/2024[g]	1,843,595
1,450,000	4.750%, 4/10/2027[g]	1,537,339
	Cleveland-Cliffs, Inc.
360,000	5.750%, 3/1/2025	365,580
	Dow Chemical Company
1,080,000	3.000%, 11/15/2022	1,093,079
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[g]	1,889,979
1,620,000	4.000%, 3/27/2027[g]	1,657,083
	International Paper Company
1,260,000	3.000%, 2/15/2027	1,255,567
	Kinross Gold Corporation
360,000	5.950%, 3/15/2024	393,966
2,230,000	4.500%, 7/15/2027	2,257,875
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	639,986
	Novelis Corporation
360,000	5.875%, 9/30/2026[g]	373,050
	Packaging Corporation of America
1,550,000	2.450%, 12/15/2020	1,549,254
	Syngenta Finance NV
1,825,000	4.441%, 4/24/2023[g]	1,908,506
	Teck Resources, Ltd.
1,730,000	6.125%, 10/1/2035	1,978,281
	Tronox Finance plc
360,000	5.750%, 10/1/2025[g]	338,850
	Vale Overseas, Ltd.
465,000	4.375%, 1/11/2022[h]	478,955
1,080,000	6.250%, 8/10/2026	1,216,080
	Westlake Chemical Corporation
1,800,000	3.600%, 8/15/2026	1,831,034
	WestRock Company
730,000	3.750%, 3/15/2025	760,374
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,984,449

	Total	25,736,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Capital Goods (3.3%)
	Amsted Industries, Inc.
$145,000	5.625%, 7/1/2027[g]	$152,294
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[g]	1,074,945
	Bombardier, Inc.
310,000	7.500%, 3/15/2025[g]	315,231
	CNH Industrial Capital, LLC
1,440,000	4.875%, 4/1/2021	1,489,810
	CNH Industrial NV
1,440,000	3.850%, 11/15/2027	1,463,013
	Crown Cork & Seal Company, Inc.
360,000	7.375%, 12/15/2026	423,000
	General Electric Capital Corporation
1,800,000	3.410%, (LIBOR 3M + 1.000%), 3/15/2023[b]	1,788,558
	General Electric Company
2,800,000	5.000%, 1/21/2021[b,i]	2,712,500
	L3Harris Technologies, Inc.
720,000	4.950%, 2/15/2021[g]	741,530
	Northrop Grumman Corporation
1,250,000	3.250%, 1/15/2028	1,286,225
	Owens-Brockway Glass Container, Inc.
500,000	5.875%, 8/15/2023[g]	538,125
	Parker-Hannifin Corporation
1,750,000	4.000%, 6/14/2049	1,823,375
	Republic Services, Inc.
1,830,000	3.550%, 6/1/2022	1,880,343
	Roper Technologies, Inc.
1,080,000	3.125%, 11/15/2022	1,095,402
1,260,000	3.800%, 12/15/2026	1,324,401
	Spirit AeroSystems, Inc.
1,800,000	3.210%, (LIBOR 3M + 0.800%), 6/15/2021[b]	1,793,454
	Textron, Inc.
720,000	4.300%, 3/1/2024	760,762
370,000	3.875%, 3/1/2025	387,000
1,440,000	3.650%, 3/15/2027	1,483,320
	United Rentals North America, Inc.
375,000	5.500%, 7/15/2025	390,000
	United Technologies Corporation
1,075,000	3.950%, 8/16/2025	1,158,046
2,175,000	4.450%, 11/16/2038	2,494,214
2,150,000	4.625%, 11/16/2048	2,543,055

	Total	29,118,603

Collateralized Mortgage Obligations (0.2%)
	Countrywide Alternative Loan Trust
714,613	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	711,266
	GMAC Mortgage Corporation Loan Trust
169,843	2.766%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,j]	195,840
	IndyMac Seconds Asset-Backed Trust
675,195	2.606%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,j	369,747
	Wachovia Mortgage Loan Trust, LLC
346,206	4.849%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	342,518

	Total	1,619,371

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Communications Services (8.3%)
	AMC Networks, Inc.
$360,000	5.000%, 4/1/2024	$369,342
	American Tower Corporation
2,000,000	3.450%, 9/15/2021	2,036,842
1,440,000	3.125%, 1/15/2027	1,438,410
	AT&T, Inc.
1,810,000	4.450%, 4/1/2024	1,946,906
2,150,000	3.616%, (LIBOR 3M + 1.180%), 6/12/2024[b]	2,189,710
760,000	3.400%, 5/15/2025	781,729
2,880,000	4.250%, 3/1/2027	3,098,483
1,519,000	4.300%, 2/15/2030	1,632,926
1,810,000	4.300%, 12/15/2042	1,813,455
	British Telecommunications plc
1,800,000	4.500%, 12/4/2023	1,922,659
	CCO Holdings, LLC
360,000	5.125%, 2/15/2023	364,950
360,000	5.500%, 5/1/2026[g]	375,750
	Charter Communications Operating, LLC
1,700,000	4.908%, 7/23/2025	1,833,577
1,525,000	6.484%, 10/23/2045	1,793,456
	Comcast Corporation
400,000	4.950%, 10/15/2058	484,423
1,080,000	3.375%, 8/15/2025	1,128,349
292,000	6.400%, 5/15/2038	399,093
1,600,000	4.600%, 10/15/2038	1,837,082
1,800,000	4.650%, 7/15/2042	2,099,475
	Cox Communications, Inc.
1,800,000	3.350%, 9/15/2026[g]	1,826,450
315,000	4.800%, 2/1/2035[g]	323,718
1,400,000	4.700%, 12/15/2042[g]	1,423,842
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	546,403
2,340,000	5.250%, 1/15/2023	2,537,141
1,300,000	3.150%, 7/15/2023	1,325,985
	Discovery Communications, LLC
1,170,000	3.500%, 6/15/2022	1,194,319
900,000	4.900%, 3/11/2026	985,002
1,700,000	5.300%, 5/15/2049	1,837,866
	Fox Corporation
1,800,000	5.476%, 1/25/2039[g]	2,131,671
	Interpublic Group of Companies, Inc.
1,800,000	3.750%, 10/1/2021	1,844,708
	Level 3 Financing, Inc.
360,000	5.250%, 3/15/2026	374,850
	Nexstar Escrow Corporation
360,000	5.625%, 8/1/2024[g]	373,950
	Omnicom Group, Inc.
560,000	3.650%, 11/1/2024	584,133
	Sinclair Television Group, Inc.
360,000	5.875%, 3/15/2026[g]	374,058
	Sprint Corporation
540,000	7.125%, 6/15/2024	589,275
	Telefonica Emisiones SAU
1,800,000	4.665%, 3/6/2038	1,914,274
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,238,112
	Time Warner Entertainment Company, LP
780,000	8.375%, 3/15/2023	919,850
	T-Mobile USA, Inc.
360,000	4.500%, 2/1/2026	366,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Communications Services (8.3%) - continued
	VeriSign, Inc.
$360,000	4.750%, 7/15/2027	$378,695
	Verizon Communications, Inc.
1,260,000	3.500%, 11/1/2024	1,320,284
2,600,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	2,643,974
1,080,000	5.250%, 3/16/2037	1,301,346
2,170,000	4.862%, 8/21/2046	2,527,716
	Viacom, Inc.
2,500,000	6.875%, 4/30/2036	3,175,983
1,800,000	4.375%, 3/15/2043	1,778,382
	Virgin Media Secured Finance plc
360,000	5.250%, 1/15/2026[g]	367,650
	Vodafone Group plc
1,350,000	5.000%, 5/30/2038	1,487,186
1,750,000	4.875%, 6/19/2049	1,877,186
	Walt Disney Company
1,100,000	7.625%, 11/30/2028[g]	1,509,611
1,190,000	6.400%, 12/15/2035[g]	1,655,659
1,300,000	6.150%, 2/15/2041[g]	1,814,214

	Total	73,096,860

Consumer Cyclical (4.9%)
	Amazon.com, Inc.
2,520,000	4.050%, 8/22/2047	2,863,625
	Brookfield Property REIT, Inc.
360,000	5.750%, 5/15/2026[g]	371,700
	Cinemark USA, Inc.
360,000	4.875%, 6/1/2023	364,543
	Daimler Finance North America, LLC
1,100,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	1,101,274
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	799,776
1,100,000	3.470%, 4/5/2021	1,106,580
1,400,000	5.596%, 1/7/2022	1,477,293
1,800,000	2.979%, 8/3/2022	1,780,612
1,425,000	4.250%, 9/20/2022	1,464,795
1,800,000	3.350%, 11/1/2022	1,797,469
	General Motors Company
1,800,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	1,800,339
770,000	5.000%, 4/1/2035	769,530
	General Motors Financial Company, Inc.
1,900,000	3.450%, 4/10/2022	1,925,012
1,490,000	4.000%, 1/15/2025	1,517,500
	Hanesbrands, Inc.
360,000	4.625%, 5/15/2024[g]	373,576
	Harley-Davidson Financial Services, Inc.
1,870,000	4.050%, 2/4/2022[g]	1,924,865
	Hertz Corporation
360,000	7.625%, 6/1/2022[g]	373,183
	Home Depot, Inc.
540,000	2.125%, 9/15/2026	529,750
1,820,000	4.250%, 4/1/2046	2,058,795
	Hyundai Capital America
1,050,000	3.000%, 3/18/2021[g]	1,054,132
2,150,000	2.450%, 6/15/2021[g]	2,143,934
	Hyundai Capital Services, Inc.
1,080,000	3.000%, 3/6/2022[g]	1,085,769
	L Brands, Inc.
190,000	5.625%, 2/15/2022	199,595
190,000	6.694%, 1/15/2027	188,575

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Cyclical (4.9%) - continued
	Lennar Corporation
$1,270,000	2.950%, 11/29/2020	$1,270,000
1,100,000	4.125%, 1/15/2022	1,123,375
1,100,000	4.500%, 4/30/2024	1,147,300
	Live Nation Entertainment, Inc.
720,000	4.875%, 11/1/2024[g]	742,500
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	303,702
475,000	2.875%, 2/15/2023	467,946
	McDonald’s Corporation
1,825,000	4.450%, 3/1/2047	2,008,421
	ServiceMaster Company, LLC
360,000	5.125%, 11/15/2024[g]	372,496
	Six Flags Entertainment Corporation
360,000	4.875%, 7/31/2024[g]	368,100
	Viking Cruises, Ltd.
360,000	5.875%, 9/15/2027[g]	372,600
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,712,626
	Volkswagen Group of America Finance, LLC
1,550,000	4.250%, 11/13/2023[g]	1,646,924
2,200,000	4.750%, 11/13/2028[g]	2,399,249
	Yum! Brands, Inc.
360,000	5.000%, 6/1/2024[g]	371,700

	Total	43,379,161

Consumer Non-Cyclical (11.6%)
	Abbott Laboratories
1,632,000	3.750%, 11/30/2026	1,757,864
810,000	4.750%, 11/30/2036	966,962
1,500,000	6.000%, 4/1/2039	2,036,833
1,080,000	4.900%, 11/30/2046	1,346,645
	AbbVie, Inc.
2,540,000	3.200%, 5/14/2026	2,564,517
	Albertson’s Companies, LLC
360,000	6.625%, 6/15/2024	375,300
	Altria Group, Inc.
1,750,000	5.800%, 2/14/2039	2,006,025
	Anheuser-Busch Companies, LLC
1,790,000	4.700%, 2/1/2036	2,002,565
	Anheuser-Busch InBev Worldwide, Inc.
2,175,000	4.000%, 4/13/2028	2,360,790
1,450,000	4.600%, 4/15/2048	1,595,396
1,800,000	4.439%, 10/6/2048	1,923,768
1,800,000	5.550%, 1/23/2049	2,227,616
	BAT Capital Corporation
1,450,000	3.222%, 8/15/2024	1,461,924
	Baxalta, Inc.
871,000	4.000%, 6/23/2025	923,737
	Bayer U.S. Finance II, LLC
720,000	4.250%, 12/15/2025[g]	756,360
2,520,000	4.875%, 6/25/2048[g]	2,595,349
	Becton, Dickinson and Company
2,830,000	3.363%, 6/6/2024	2,923,840
1,080,000	3.734%, 12/15/2024	1,131,367
2,150,000	3.700%, 6/6/2027	2,251,821
1,700,000	4.669%, 6/6/2047	1,911,593
	Boston Scientific Corporation
1,340,000	3.375%, 5/15/2022	1,373,767
1,050,000	3.750%, 3/1/2026	1,110,818
700,000	4.000%, 3/1/2028	757,037
928,000	7.375%, 1/15/2040	1,363,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Non-Cyclical (11.6%) - continued
	Bunge, Ltd. Finance Corporation
$1,080,000	3.500%, 11/24/2020	$1,092,153
	Cargill, Inc.
1,750,000	3.250%, 5/23/2029[g]	1,821,343
	Celgene Corporation
1,090,000	3.250%, 8/15/2022	1,117,786
	Centene Escrow Corporation
360,000	6.125%, 2/15/2024	377,100
	Cigna Corporation
1,800,000	4.125%, 11/15/2025[g]	1,911,761
1,800,000	4.800%, 8/15/2038[g]	1,964,430
	Conagra Brands, Inc.
500,000	4.600%, 11/1/2025	543,052
	Constellation Brands, Inc.
800,000	4.400%, 11/15/2025	877,359
360,000	3.500%, 5/9/2027	371,944
1,700,000	5.250%, 11/15/2048	2,020,929
	CVS Health Corporation
630,000	4.750%, 12/1/2022	668,328
1,825,000	4.100%, 3/25/2025	1,920,986
900,000	3.875%, 7/20/2025	940,030
3,000,000	4.780%, 3/25/2038	3,177,560
2,790,000	5.050%, 3/25/2048	3,032,340
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[g]	1,521,126
	H. J. Heinz Company
1,140,000	5.200%, 7/15/2045	1,203,055
	HCA, Inc.
360,000	5.375%, 2/1/2025	389,326
2,500,000	5.125%, 6/15/2039	2,612,842
	Imperial Brands Finance plc
1,800,000	3.500%, 7/26/2026[g]	1,791,710
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[g]	1,346,090
	JBS USA, LLC
360,000	6.500%, 4/15/2029[g]	386,550
	Kellogg Company
1,450,000	3.125%, 5/17/2022	1,471,306
	Keurig Dr Pepper, Inc.
750,000	3.551%, 5/25/2021	764,016
	Kraft Heinz Foods Company
720,000	3.000%, 6/1/2026	707,836
	Kroger Company
1,800,000	2.650%, 10/15/2026	1,746,645
	Nestle Holdings, Inc.
2,150,000	3.900%, 9/24/2038[g]	2,382,079
	Par Pharmaceutical, Inc.
360,000	7.500%, 4/1/2027[g]	326,700
	Pernod Ricard SA
1,620,000	5.750%, 4/7/2021[g]	1,705,065
	Perrigo Finance Unlimited Company
800,000	4.375%, 3/15/2026	810,956
1,800,000	4.900%, 12/15/2044	1,585,411
	Reckitt Benckiser Treasury Services plc
1,620,000	2.750%, 6/26/2024[g]	1,632,231
	Reynolds American, Inc.
2,000,000	4.850%, 9/15/2023	2,154,743
940,000	5.850%, 8/15/2045	1,032,407
	Shire Acquisitions Investments Ireland Designated Activity Company
1,800,000	2.875%, 9/23/2023	1,819,712
	Smithfield Foods, Inc.
4,500,000	2.650%, 10/3/2021[g]	4,450,267

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Non-Cyclical (11.6%) - continued
	Tenet Healthcare Corporation
$360,000	4.500%, 4/1/2021	$365,850
	Thermo Fisher Scientific, Inc.
720,000	2.950%, 9/19/2026	728,421
	Tyson Foods, Inc.
720,000	3.550%, 6/2/2027	748,568
	UnitedHealth Group, Inc.
1,800,000	2.950%, 10/15/2027	1,833,210
760,000	4.750%, 7/15/2045	892,102
1,775,000	4.450%, 12/15/2048	2,008,117
	VRX Escrow Corporation
360,000	6.125%, 4/15/2025[g]	368,442
	Zimmer Biomet Holdings, Inc.
1,750,000	3.550%, 4/1/2025	1,808,441

	Total	102,155,975

Energy (9.1%)
	Alliance Resource Operating Partners, LP
290,000	7.500%, 5/1/2025[g]	297,975
	Andeavor Logistics, LP
1,450,000	3.500%, 12/1/2022	1,480,923
	BP Capital Markets America, Inc.
910,000	3.119%, 5/4/2026	935,933
1,440,000	3.017%, 1/16/2027	1,469,673
	BP Capital Markets plc
1,510,000	3.814%, 2/10/2024	1,596,149
	Cenovus Energy, Inc.
1,800,000	4.250%, 4/15/2027[h]	1,854,758
	Centennial Resource Production, LLC
360,000	5.375%, 1/15/2026[g]	333,000
	Cheniere Corpus Christi Holdings, LLC
540,000	5.125%, 6/30/2027	587,871
	Chesapeake Energy Corporation
360,000	8.000%, 1/15/2025	307,800
	Continental Resources, Inc.
1,800,000	4.375%, 1/15/2028	1,861,447
	Devon Energy Corporation
1,400,000	5.000%, 6/15/2045	1,597,995
	Diamondback Energy, Inc.
350,000	4.750%, 11/1/2024	359,520
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,723,312
720,000	4.700%, 11/1/2042	738,299
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,472,480
	Energy Transfer Operating, LP
1,800,000	6.000%, 6/15/2048	2,068,770
	Energy Transfer Partners, LP
2,520,000	4.200%, 4/15/2027	2,626,784
	Eni SPA
1,450,000	4.000%, 9/12/2023[g]	1,514,190
	EnLink Midstream Partners, LP
720,000	4.150%, 6/1/2025	709,200
540,000	4.850%, 7/15/2026	548,100
	Enterprise Products Operating, LLC
1,010,000	3.700%, 2/15/2026	1,064,116
1,800,000	4.875%, 8/16/2077[b]	1,727,028
	EQM Midstream Partners LP
1,550,000	4.750%, 7/15/2023	1,584,082
	EQT Corporation
1,720,000	3.000%, 10/1/2022	1,673,771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Energy (9.1%) - continued
	Hess Corporation
$720,000	3.500%, 7/15/2024	$725,429
700,000	4.300%, 4/1/2027	719,662
	Kinder Morgan, Inc.
720,000	5.000%, 2/15/2021[g]	744,635
1,825,000	5.200%, 3/1/2048	2,048,773
	Marathon Petroleum Corporation
1,440,000	4.750%, 12/15/2023	1,560,466
1,780,000	6.500%, 3/1/2041	2,228,573
	MPLX, LP
1,450,000	4.875%, 6/1/2025	1,577,386
1,750,000	4.800%, 2/15/2029	1,912,593
1,080,000	5.200%, 3/1/2047	1,157,114
	Murphy Oil Corporation
360,000	5.750%, 8/15/2025	369,000
	Newfield Exploration Company
1,700,000	5.750%, 1/30/2022	1,814,535
1,000,000	5.625%, 7/1/2024	1,103,163
	Noble Energy, Inc.
1,700,000	3.900%, 11/15/2024	1,771,524
1,400,000	5.050%, 11/15/2044	1,484,726
	ONEOK Partners, LP
2,000,000	3.800%, 3/15/2020	2,011,045
	Petrobras Global Finance BV
2,500,000	7.375%, 1/17/2027	2,959,150
	Petroleos Mexicanos
1,750,000	5.500%, 1/21/2021	1,789,375
2,100,000	4.875%, 1/24/2022	2,121,000
540,000	5.375%, 3/13/2022	549,990
	Phillips 66
1,050,000	3.900%, 3/15/2028	1,113,697
	Plains All American Pipeline, LP
1,550,000	5.000%, 2/1/2021	1,594,457
1,800,000	3.650%, 6/1/2022	1,839,815
	Regency Energy Partners, LP
2,360,000	5.000%, 10/1/2022	2,502,656
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,209,816
	Schlumberger Holdings Corporation
1,080,000	4.000%, 12/21/2025[g]	1,147,515
	Suncor Energy, Inc.
1,080,000	3.600%, 12/1/2024	1,126,165
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,832,416
	Sunoco, LP
360,000	5.500%, 2/15/2026	372,600
	Tallgrass Energy Partners, LP
360,000	5.500%, 1/15/2028[g]	357,192
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,123,432
	Transocean, Inc.
360,000	7.500%, 1/15/2026[g]	338,400
	Williams Companies, Inc.
1,800,000	7.500%, 1/15/2031	2,335,258
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,141,340
900,000	3.750%, 6/15/2027	926,974
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[g]	1,917,655

	Total	79,660,703

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (26.8%)
	Aegon NV
$1,400,000	2.139%, (USISDA 10Y + 0.100%), 10/15/2019[b,i]	$913,500
	AerCap Ireland Capital, Ltd.
1,800,000	5.000%, 10/1/2021	1,883,779
540,000	3.950%, 2/1/2022	553,859
	Aflac, Inc.
1,440,000	4.000%, 10/15/2046	1,531,044
	Air Lease Corporation
1,490,000	3.750%, 2/1/2022	1,524,702
740,000	4.250%, 9/15/2024	783,291
	Ally Financial, Inc.
360,000	4.125%, 2/13/2022	370,692
	American International Group, Inc.
1,800,000	4.200%, 4/1/2028	1,931,788
1,370,000	4.500%, 7/16/2044	1,466,636
	Ares Capital Corporation
1,850,000	3.875%, 1/15/2020	1,856,865
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,926,551
	Athene Holding, Ltd.
2,500,000	4.125%, 1/12/2028	2,524,545
	Avolon Holdings Funding, Ltd.
700,000	5.250%, 5/15/2024[g]	751,394
	Banco Santander SA
1,200,000	4.379%, 4/12/2028	1,282,447
	Bank of America Corporation
1,080,000	2.328%, 10/1/2021[b]	1,078,206
1,100,000	3.499%, 5/17/2022[b]	1,119,295
1,857,000	3.004%, 12/20/2023[b]	1,883,267
1,670,000	4.200%, 8/26/2024	1,773,768
1,640,000	6.500%, 10/23/2024[b,i]	1,824,910
1,800,000	4.000%, 1/22/2025	1,890,511
1,250,000	3.950%, 4/21/2025	1,310,110
730,000	3.875%, 8/1/2025	778,294
1,800,000	3.093%, 10/1/2025[b]	1,835,231
1,800,000	3.705%, 4/24/2028[b]	1,890,560
1,450,000	4.271%, 7/23/2029[b]	1,585,955
2,750,000	3.194%, 7/23/2030[b]	2,772,495
	Bank of Nova Scotia
1,800,000	3.125%, 4/20/2021	1,826,058
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[g]	1,227,893
	Barclays plc
2,100,000	4.610%, 2/15/2023[b]	2,161,640
1,600,000	4.338%, 5/16/2024[b]	1,644,585
720,000	4.836%, 5/9/2028	732,599
	Berkshire Hathaway Finance Corporation
1,050,000	4.250%, 1/15/2049	1,186,841
	BNP Paribas SA
1,350,000	4.375%, 3/1/2033[b,g]	1,400,726
	Boston Properties, LP
1,800,000	2.750%, 10/1/2026	1,788,239
	BPCE SA
1,080,000	3.000%, 5/22/2022[g]	1,090,025
735,000	5.700%, 10/22/2023[g]	804,132
810,000	5.150%, 7/21/2024[g]	877,613
	Capital One Bank USA NA
1,000,000	3.375%, 2/15/2023	1,021,728
	Capital One Financial Corporation
2,200,000	3.450%, 4/30/2021	2,232,756
1,810,000	4.200%, 10/29/2025	1,903,523
	CIT Group, Inc.
180,000	4.125%, 3/9/2021	183,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (26.8%) - continued
$180,000	5.250%, 3/7/2025	$197,325
	Citigroup, Inc.
1,100,000	3.142%, 1/24/2023[b]	1,114,838
1,440,000	3.950%, (LIBOR 3M + 1.430%), 9/1/2023[b]	1,468,842
1,900,000	3.352%, 4/24/2025[b]	1,954,289
2,630,000	4.400%, 6/10/2025	2,802,079
1,695,000	5.500%, 9/13/2025	1,910,042
1,090,000	3.700%, 1/12/2026	1,149,423
1,510,000	4.450%, 9/29/2027	1,629,301
1,440,000	3.887%, 1/10/2028[b]	1,520,494
1,450,000	4.650%, 7/23/2048	1,707,089
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,441,979
720,000	2.650%, 5/26/2022	724,109
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	717,223
	CNA Financial Corporation
1,130,000	7.250%, 11/15/2023	1,320,184
350,000	3.950%, 5/15/2024	368,735
1,750,000	3.450%, 8/15/2027	1,788,029
	Commerzbank AG
1,800,000	8.125%, 9/19/2023[g]	2,082,768
	CoreStates Capital III
1,360,000	3.088%, (LIBOR 3M + 0.570%), 2/15/2027[b,g]	1,258,000
	Credit Agricole SA
720,000	3.375%, 1/10/2022[g]	732,559
	Credit Suisse Group AG
1,800,000	3.574%, 1/9/2023[g]	1,831,272
2,300,000	7.500%, 7/17/2023[b,g,i]	2,443,750
	Credit Suisse Group Funding, Ltd.
1,100,000	3.750%, 3/26/2025	1,145,090
	Danske Bank AS
2,950,000	5.000%, 1/12/2022[g]	3,090,879
	Deutsche Bank AG
1,440,000	2.700%, 7/13/2020	1,433,131
1,100,000	4.875%, 12/1/2032[b]	996,974
	Digital Realty Trust, LP
1,550,000	2.750%, 2/1/2023	1,549,931
	Discover Bank
1,460,000	3.100%, 6/4/2020	1,466,093
2,510,000	4.682%, 8/9/2028[b]	2,603,924
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	917,085
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,847,542
	Fidelity National Financial, Inc.
730,000	5.500%, 9/1/2022	788,706
	Fidelity National Information Services, Inc.
1,100,000	3.750%, 5/21/2029	1,162,700
	Five Corners Funding Trust
2,890,000	4.419%, 11/15/2023[g]	3,085,567
	GE Capital International Funding Company
4,900,000	4.418%, 11/15/2035	4,946,154
	Goldman Sachs Group, Inc.
1,750,000	5.250%, 7/27/2021	1,842,457
1,150,000	2.876%, 10/31/2022[b]	1,157,524
1,080,000	2.908%, 6/5/2023[b]	1,088,744
810,000	4.000%, 3/3/2024	855,963
2,550,000	3.850%, 7/8/2024	2,675,217
1,510,000	4.250%, 10/21/2025	1,606,852

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (26.8%) - continued
$1,440,000	3.500%, 11/16/2026	$1,477,563
2,240,000	5.150%, 5/22/2045	2,594,316
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,893,963
	HCP, Inc.
751,000	4.250%, 11/15/2023	797,417
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	791,180
	HSBC Holdings plc
720,000	6.875%, 6/1/2021[b,i]	750,960
1,800,000	3.520%, (LIBOR 3M + 1.000%), 5/18/2024[b]	1,808,584
1,150,000	3.803%, 3/11/2025[b]	1,191,058
1,440,000	4.300%, 3/8/2026	1,539,756
900,000	6.000%, 5/22/2027[b,i]	905,625
1,080,000	4.041%, 3/13/2028[b]	1,129,094
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,747,834
	ILFC E-Capital Trust II
1,270,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,g]	908,050
	ING Groep NV
2,500,000	4.100%, 10/2/2023	2,644,165
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,568,652
	J.P. Morgan Chase & Company
220,000	2.295%, 8/15/2021	219,612
1,500,000	2.972%, 1/15/2023	1,519,766
1,810,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	1,839,899
730,000	6.750%, 2/1/2024[b,i]	809,712
2,000,000	3.875%, 9/10/2024	2,097,952
2,200,000	3.900%, 7/15/2025	2,342,290
1,800,000	2.950%, 10/1/2026	1,819,889
2,100,000	4.452%, 12/5/2029[b]	2,339,460
1,400,000	3.882%, 7/24/2038[b]	1,486,201
1,850,000	5.500%, 10/15/2040	2,382,980
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,547,472
	Kimco Realty Corporation
2,900,000	3.300%, 2/1/2025	2,960,804
	Liberty Mutual Group, Inc.
1,065,000	4.950%, 5/1/2022[g]	1,124,525
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,147,913
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,956,007
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,132,893
	Lloyds Banking Group plc
2,200,000	4.375%, 3/22/2028	2,329,326
	Marsh & McLennan Companies, Inc.
800,000	4.375%, 3/15/2029	890,832
	MGM Growth Properties Operating Partnership, LP
360,000	4.500%, 9/1/2026	369,540
	Mitsubishi UFJ Financial Group, Inc.
1,050,000	3.455%, 3/2/2023	1,081,797
	Mizuho Financial Group, Inc.
1,440,000	3.663%, 2/28/2027	1,522,893
	Morgan Stanley
1,450,000	2.500%, 4/21/2021	1,453,007
1,795,000	4.875%, 11/1/2022	1,918,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (26.8%) - continued
$1,810,000	3.683%, (LIBOR 3M + 1.400%), 10/24/2023[b]	$1,844,379
1,000,000	2.720%, 7/22/2025[b]	1,001,527
1,130,000	4.000%, 7/23/2025	1,206,497
720,000	3.125%, 7/27/2026	730,977
1,490,000	4.350%, 9/8/2026	1,598,114
930,000	4.300%, 1/27/2045	1,031,359
	MPT Operating Partnership, LP
360,000	5.000%, 10/15/2027	371,700
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[g]	1,605,248
1,080,000	4.000%, 9/14/2026[g]	1,084,785
	Nordea Bank AB
1,110,000	5.500%, 9/23/2019[b,g,i]	1,112,775
	Park Aerospace Holdings, Ltd.
700,000	4.500%, 3/15/2023[g]	725,424
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[g]	1,775,173
	Preferred Term Securities XXIII, Ltd.
376,394	2.610%, (LIBOR 3M + 0.200%), 12/22/2036[b,g]	355,239
	Prudential Financial, Inc.
1,133,000	3.935%, 12/7/2049	1,200,813
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,299,355
	Regency Centers, LP
1,440,000	3.600%, 2/1/2027	1,497,600
	Reinsurance Group of America, Inc.
1,450,000	4.700%, 9/15/2023	1,560,828
1,400,000	3.900%, 5/15/2029	1,457,919
	Royal Bank of Scotland Group plc
1,080,000	8.625%, 8/15/2021[b,i]	1,148,850
1,440,000	3.498%, 5/15/2023[b]	1,446,564
1,440,000	3.875%, 9/12/2023	1,467,035
1,500,000	4.269%, 3/22/2025[b]	1,536,951
	Santander Holdings USA, Inc.
805,000	4.450%, 12/3/2021	834,472
	Santander UK Group Holdings plc
800,000	3.125%, 1/8/2021	803,247
1,500,000	4.750%, 9/15/2025[g]	1,549,650
	SITE Centers Corporation
573,000	4.625%, 7/15/2022	595,154
	Standard Chartered plc
1,750,000	3.428%, (LIBOR 3M + 1.150%), 1/20/2023[b,g]	1,751,820
	State Street Capital Trust IV
1,080,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	837,000
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,097,218
	Synchrony Financial
1,750,000	4.250%, 8/15/2024	1,832,564
2,150,000	3.950%, 12/1/2027	2,180,440
	UBS Group Funding Jersey, Ltd.
900,000	2.650%, 2/1/2022[g]	904,154
1,510,000	4.125%, 9/24/2025[g]	1,610,841
	UBS Group Funding Switzerland AG
1,440,000	4.253%, 3/23/2028[g]	1,548,683
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,453,078
	Ventas Realty, LP
720,000	3.500%, 2/1/2025	746,929
1,080,000	3.850%, 4/1/2027	1,129,823
1,800,000	4.000%, 3/1/2028	1,906,288

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (26.8%) - continued
	Wells Fargo & Company
$2,000,000	4.125%, 8/15/2023	$2,108,934
1,440,000	3.000%, 4/22/2026	1,453,439
	Welltower, Inc.
550,000	4.950%, 1/15/2021	566,341
1,300,000	4.000%, 6/1/2025	1,376,453

	Total	235,934,992

Foreign Government (1.1%)
	Argentina Government International Bond
950,000	5.625%, 1/26/2022	820,800
1,825,000	7.500%, 4/22/2026	1,564,025
	Bahrain Government International Bond
1,750,000	5.875%, 1/26/2021	1,805,738
	Dominican Republic Government International Bond
550,000	6.000%, 7/19/2028[g]	602,255
	Qatar Government International Bond
1,100,000	4.500%, 4/23/2028[g]	1,240,250
1,500,000	5.103%, 4/23/2048[g]	1,802,679
1,350,000	4.817%, 3/14/2049[g]	1,562,625

	Total	9,398,372

Mortgage-Backed Securities (4.5%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,825,000	3.000%, 8/1/2034[f]	3,900,395
5,080,000	3.500%, 8/1/2034[f]	5,247,070
3,600,000	3.000%, 8/1/2049[f]	3,631,781
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
15,650,000	3.500%, 8/1/2049[f]	16,024,744
	Government National Mortgage Association Conventional 30-Yr. Pass Through
9,875,000	4.500%, 8/1/2049[f]	10,282,210

	Total	39,086,200

Technology (4.1%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,664,434
1,080,000	3.750%, 9/12/2047	1,139,610
	Applied Materials, Inc.
720,000	3.300%, 4/1/2027	752,993
	Broadcom Corporation
1,450,000	3.875%, 1/15/2027	1,415,357
	Dell International, LLC/EMC Corporation
950,000	4.000%, 7/15/2024[g]	978,434
	Diamond 1 Finance Corporation
360,000	5.875%, 6/15/2021[g]	366,223
1,080,000	5.450%, 6/15/2023[g]	1,165,053
4,475,000	6.020%, 6/15/2026[g]	4,945,048
	Diamond Sports Group, LLC
360,000	6.625%, 8/15/2027[f,g]	369,000
	DXC Technology Company
1,440,000	4.750%, 4/15/2027	1,547,442
	Fiserv, Inc.
700,000	2.750%, 7/1/2024	703,602
1,775,000	3.200%, 7/1/2026	1,814,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Technology (4.1%) - continued
	Hewlett Packard Enterprise Company
$1,440,000	4.400%, 10/15/2022	$1,514,713
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,806,008
	Lam Research Corporation
1,750,000	4.000%, 3/15/2029	1,889,369
	Marvell Technology Group, Ltd.
900,000	4.200%, 6/22/2023	940,821
1,100,000	4.875%, 6/22/2028	1,190,615
	NXP BV/NXP Funding, LLC
1,750,000	4.875%, 3/1/2024[g]	1,876,689
1,750,000	5.350%, 3/1/2026[g]	1,946,252
	Oracle Corporation
1,800,000	4.300%, 7/8/2034	2,053,838
	Panasonic Corporation
1,600,000	3.113%, 7/19/2029[g]	1,624,536
	Seagate HDD Cayman
1,400,000	4.250%, 3/1/2022	1,431,189
	Texas Instruments, Inc.
1,800,000	4.150%, 5/15/2048	2,084,443

	Total	36,220,203

Transportation (1.4%)
	Aircastle, Ltd.
1,785,000	4.400%, 9/25/2023	1,855,760
	Boeing Company
2,800,000	3.600%, 5/1/2034	2,930,348
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,779,161
1,800,000	4.050%, 6/15/2048	1,966,820
	Delta Air Lines, Inc.
828,691	4.250%, 7/30/2023	876,876
	Penske Truck Leasing Company, LP
1,400,000	3.375%, 2/1/2022[g]	1,425,368
	United Airlines Pass Through Trust
729,312	3.750%, 9/3/2026	760,235
	XPO Logistics, Inc.
360,000	6.125%, 9/1/2023[g]	370,476

	Total	11,965,044

U.S. Government & Agencies (6.4%)
	U.S. Treasury Bonds
1,600,000	2.250%, 11/15/2027	1,634,250
6,000,000	2.750%, 2/15/2028	6,364,453
4,500,000	2.875%, 5/15/2028	4,821,328
5,000,000	2.875%, 8/15/2028	5,362,109
4,000,000	2.375%, 5/15/2029	4,126,406
8,600,000	3.000%, 2/15/2049	9,430,774
6,000,000	2.875%, 5/15/2049	6,427,266
	U.S. Treasury Notes
3,870,000	2.125%, 12/31/2022	3,907,642
3,500,000	2.375%, 2/29/2024	3,583,535
10,000,000	2.250%, 4/30/2024	10,187,500

	Total	55,845,263

Utilities (7.4%)
	AEP Transmission Company, LLC
2,520,000	3.100%, 12/1/2026	2,580,805
	Ameren Illinois Company
1,050,000	4.500%, 3/15/2049	1,255,931
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,456,076
	Baltimore Gas and Electric Company
1,440,000	2.400%, 8/15/2026	1,409,121

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Utilities (7.4%) - continued
	Berkshire Hathaway Energy Company
$1,425,000	4.450%, 1/15/2049	$1,635,767
	CenterPoint Energy, Inc.
2,340,000	2.500%, 9/1/2022	2,340,139
	CMS Energy Corporation
1,440,000	3.450%, 8/15/2027	1,497,981
	Consolidated Edison Company of New York, Inc.
720,000	2.900%, 12/1/2026	725,174
2,250,000	4.125%, 5/15/2049	2,469,021
	Consumers Energy Company
1,050,000	4.350%, 4/15/2049	1,235,244
	Dominion Energy, Inc.
800,000	2.715%, 8/15/2021	801,420
1,600,000	3.071%, 8/15/2024	1,615,007
	Duke Energy Corporation
2,160,000	2.650%, 9/1/2026	2,140,847
2,160,000	3.150%, 8/15/2027	2,208,305
1,800,000	3.750%, 9/1/2046	1,789,167
	Edison International
5,000,000	5.750%, 6/15/2027	5,576,371
	Exelon Corporation
900,000	3.497%, 6/1/2022	919,603
880,000	3.950%, 6/15/2025	938,205
340,000	3.400%, 4/15/2026	351,919
	Exelon Generation Company, LLC
1,440,000	4.250%, 6/15/2022	1,502,840
	FirstEnergy Corporation
720,000	3.900%, 7/15/2027	757,946
700,000	4.850%, 7/15/2047	804,685
	FirstEnergy Transmission, LLC
1,850,000	5.450%, 7/15/2044[g]	2,226,156
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,053,419
	National Rural Utilities Cooperative Finance Corporation
1,400,000	4.400%, 11/1/2048	1,612,610
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,398,095
	NextEra Energy Partners, LP
360,000	4.250%, 9/15/2024[g]	363,600
	NiSource Finance Corporation
1,080,000	4.375%, 5/15/2047	1,188,903
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,604,121
	Pacific Gas and Electric Company
730,000	2.950%, 3/1/2026[d,k]	700,800
1,100,000	3.300%, 12/1/2027[d,k]	1,056,000
1,100,000	3.950%, 12/1/2047[d,h,k]	998,250
	Pennsylvania Electric Company
300,000	5.200%, 4/1/2020	305,293
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,846,206
1,810,000	3.950%, 3/15/2024	1,890,024
	San Diego Gas and Electric Company
1,800,000	4.150%, 5/15/2048	1,926,924
	Sempra Energy
1,800,000	3.250%, 6/15/2027	1,807,819
	South Carolina Electric & Gas Company
1,100,000	5.100%, 6/1/2065	1,395,094
	Southern Company
4,370,000	3.250%, 7/1/2026	4,460,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Utilities (7.4%) - continued
	TerraForm Power Operating, LLC
$360,000	5.000%, 1/31/2028[g]	$365,400

	Total	65,210,681

	Total Long-Term Fixed Income (cost $780,549,632)	818,333,216

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
12,500	CoBank ACB, 6.250%[b,i]	1,325,000

	Total	1,325,000

	Total Preferred Stock (cost $1,250,000)	1,325,000

Shares	Collateral Held for Securities Loaned (0.4%)	Value
3,117,500	Thrivent Cash Management Trust	3,117,500

	Total Collateral Held for Securities Loaned (cost $3,117,500)	3,117,500

Shares or Principal Amount	Short-Term Investments (8.4%)	Value
	Federal Home Loan Bank Discount Notes
300,000	2.200%, 8/28/2019[l,m]	299,527
	Thrivent Core Short-Term Reserve Fund
7,363,472	2.490%	73,634,715

	Total Short-Term Investments (cost $73,934,220)	73,934,242

	Total Investments (cost $873,208,917) 103.6%	$910,854,367

	Other Assets and Liabilities, Net (3.6%)	(32,033,795)

	Total Net Assets 100.0%	$878,820,572

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	In bankruptcy. Interest is not being accrued.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $140,727,198 or 16.0% of total net assets.

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	All or a portion of the security is insured or guaranteed.
k	Defaulted security. Interest is not being accrued.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July 31, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$2,754,411
Total lending	$2,754,411
Gross amount payable upon return of collateral for securities loaned	$3,117,500
Net amounts due to counterparty	$363,089

Definitions:

CLO	-	Collateralized Loan Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	369,442	–	369,442	–
Capital Goods	1,278,377	–	1,278,377	–
Communications Services	3,233,205	–	2,594,237	638,968
Consumer Cyclical	2,033,008	–	1,665,391	367,617
Consumer Non-Cyclical	3,300,425	–	3,300,425	–
Energy	874,862	–	874,862	–
Financials	2,308,567	–	2,079,665	228,902
Technology	304,176	–	304,176	–
Utilities	442,347	–	442,347	–
Long-Term Fixed Income
Asset-Backed Securities	9,905,042	–	9,905,042	–
Basic Materials	25,736,746	–	25,736,746	–
Capital Goods	29,118,603	–	29,118,603	–
Collateralized Mortgage Obligations	1,619,371	–	1,619,371	–
Communications Services	73,096,860	–	73,096,860	–
Consumer Cyclical	43,379,161	–	43,379,161	–
Consumer Non-Cyclical	102,155,975	–	102,155,975	–
Energy	79,660,703	–	79,660,703	–
Financials	235,934,992	–	235,934,992	–
Foreign Government	9,398,372	–	9,398,372	–
Mortgage-Backed Securities	39,086,200	–	39,086,200	–
Technology	36,220,203	–	36,220,203	–
Transportation	11,965,044	–	11,965,044	–
U.S. Government & Agencies	55,845,263	–	55,845,263	–
Utilities	65,210,681	–	65,210,681	–
Preferred Stock
Financials	1,325,000	–	1,325,000	–
Short-Term Investments	299,527	–	299,527	–
Subtotal Investments in Securities	$834,102,152	$–	$832,866,665	$1,235,487
Other Investments *	Total
Affiliated Short-Term Investments	73,634,715
Collateral Held for Securities Loaned	3,117,500
Subtotal Other Investments	$76,752,215

Total Investments at Value	$910,854,367

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	545,660	545,660	–	–
Total Asset Derivatives	$545,660	$545,660	$–	$–
Liability Derivatives
Futures Contracts	213,038	213,038	–	–
Total Liability Derivatives	$213,038	$213,038	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

INCOME FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents Income Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $299,527 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	104	September 2019	$15,636,090	$545,660
Total Futures Long Contracts			$15,636,090	$545,660
CBOT 5-Yr. U.S. Treasury Note	(247)	September 2019	($28,822,971)	($213,038)
Total Futures Short Contracts			($28,822,971)	($213,038)
Total Futures Contracts			($13,186,881)	$332,622

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$51,474	$177,631	$155,470	$73,635	7,363	8.4%
Total Affiliated Short-Term Investments	51,474			73,635		8.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	8,348	34,524	39,754	3,118	3,118	0.4
Total Collateral Held for Securities Loaned	8,348			3,118		0.4
Total Value	$59,822			$76,753

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$1,316
Total Income from Affiliated Investments				$1,316
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	41
Total Affiliated Income from Securities Loaned, Net				$41
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Argentina (<0.1%)
4,952	Grupo Financiero Galicia SA ADR	$181,936

	Total	181,936

Australia (4.2%)
15,248	Abacus Property Group	43,162
63,653	AGL Energy, Ltd.	912,227
60,635	Altium, Ltd.	1,507,855
19,050	Ansell, Ltd.	362,405
91,765	Aristocrat Leisure, Ltd.	1,909,545
174,859	Australia and New Zealand Banking Group, Ltd.	3,323,137
160,308	BHP Group, Ltd.	4,413,382
33,424	Breville Group, Ltd.	437,933
10,576	Brickworks, Ltd.	120,632
157,229	Charter Hall Group	1,215,936
8,020	Clinuvel Pharmaceuticals, Ltd.	177,923
36,297	Computershare, Ltd.	391,001
41,181	CSL, Ltd.	6,425,977
89,405	Downer EDI, Ltd.	439,246
321,904	Evolution Mining, Ltd.	1,092,535
65,156	FlexiGroup, Ltd.	81,107
205,722	G8 Education, Ltd.	406,668
145,904	Genworth Mortgage Insurance Australia, Ltd.	337,480
93,556	Inghams Group, Ltd.	259,219
44,854	IPH, Ltd.	254,679
38,186	IRESS, Ltd.	365,171
20,575	Jumbo Interactive, Ltd.	271,148
87,573	Jupiter Mines, Ltd.	24,180
30,778	Magellan Financial Group, Ltd.	1,292,556
76,915	NIB Holdings, Ltd.	419,203
10,206	Nick Scali, Ltd.	43,831
35,085	Northern Star Resources, Ltd.	308,728
2,164	Perpetual, Ltd.	58,218
19,284	Platinum Asset Management, Ltd.	63,241
8,806	Pro Medicus, Ltd.	183,854
338,897	Regis Resources, Ltd.	1,279,507
57,757	Rio Tinto, Ltd.	3,865,521
19,293	Sandfire Resources NL	88,026
255,896	Saracen Mineral Holdings, Ltd.[a]	723,634
76,134	Silver Lake Resources, Ltd.[a]	67,161
19,021	Smartgroup Corporation, Ltd.	121,556
115,106	Super Retail Group, Ltd.	706,599
64,986	Tassal Group, Ltd.	228,723
123,966	Technology One, Ltd.	646,899
115,884	Telstra Corporation, Ltd.	314,199
400,856	Vita Group, Ltd.	335,795
23,309	Vocus Group, Ltd.[a]	51,299

	Total	35,571,098

Austria (0.1%)
5,675	EVN AG	90,339
8,354	Immofinanz AG	222,594
430	S IMMO AG	9,511
27,569	UNIQA Insurance Group AG	247,204
965	Vienna Insurance Group AG	24,783
27,824	Wienerberger AG	636,007

	Total	1,230,438

Belgium (0.4%)
354	Akka Technologies	25,001
4,162	Barco NV	869,176
1,233	Cofinimmo SA	162,973
2,042	Gimv NV	119,859
4,742	KBC Ancora	202,857
802	Melexis NV	54,895

Shares	Common Stock (84.5%)	Value
Belgium (0.4%) - continued
6,005	SA D’Ieteren NV	$281,524
14,230	UCB SA	1,109,608
966	Warehouses De Pauw CVA	161,474

	Total	2,987,367

Bermuda (<0.1%)
30,000	Cafe De Coral Holdings, Ltd.	99,756
3,443	Golden Ocean Group, Ltd.	20,807
254,000	Yuexiu Transport Infrastructure, Ltd.	201,741

	Total	322,304

Brazil (0.8%)
18,600	Banco ABC Brasil SA	87,484
19,411	Banco Bradesco SA ADR	175,475
12,100	Banco BTG Pactual SA	190,234
129,400	BR Malls Participacoes SA	509,957
6,746	Centrais Eletricas Brasileiras SA ADR	69,214
35,385	Cia Energetica de Minas Gerais ADR	129,509
42,100	Companhia Energetica de Sao Paulo	316,162
1,822	Companhia Paranaense de Energia ADR	23,522
26,769	Embraer SA ADR	540,734
14,100	GOL Linhas Aereas Inteligentes SAa	151,517
119,704	Itau Unibanco Holding SA ADR	1,095,292
34,300	JBS SA	223,792
357,800	Metalurgica Gerdau SA	624,405
138,344	Multiplan Empreendimentos Imobiliarios SA	1,030,235
125,390	Petroleo Brasileiro SA	862,799
14,964	Petroleo Brasileiro SA ADR	225,208
52,200	Qualicorp Consultoria e Corretora de Seguros SA	303,788
28,600	Randon SA Implementos e Participacoes	73,892
7,500	Ser Educacional SAb	51,548
18,520	Vale SA ADR	240,575

	Total	6,925,342

Canada (4.2%)
56,927	Alaris Royalty Corporation	875,601
31,524	Bank of Montreal	2,359,881
88,382	CGI, Inc.[a]	6,802,427
474,146	CI Financial Corporation	7,350,377
19,725	First Capital Realty, Inc.	326,558
8,269	Genworth MI Canada, Inc.[c]	305,185
17,817	Granite REIT	828,076
122,585	Laurentian Bank of Canada	4,217,749
87,496	Manulife Financial Corporation	1,584,448
3,029	MTY Food Group, Inc.	150,280
102,466	Northland Power, Inc.	1,950,254
38,700	Suncor Energy, Inc.	1,110,448
8,865	TMX Group, Ltd.	658,393
121,010	Toronto-Dominion Bank	7,073,739

	Total	35,593,416

Cayman Islands (1.7%)
88,000	3SBio, Inc.[a,b]	148,612
28,587	Alibaba Group Holding, Ltd. ADR[a]	4,948,695
384,000	Anton Oilfield Services Group	44,086
2,236	Autohome, Inc. ADR[a]	190,060
126,000	China Medical System Holdings, Ltd.	120,191
48,000	China Mengniu Dairy Company, Ltd.	193,682
298,000	China Resources Land, Ltd.	1,273,476
260,000	China SCE Group Holdings, Ltd.	141,467
42,000	China Shineway Pharmaceutical Group, Ltd.	35,029

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Cayman Islands (1.7%) - continued
71,000	Consun Pharmaceutical Group, Ltd.	$42,935
4,525	Ctrip.com International, Ltd. ADR[a]	176,384
58,000	Fu Shou Yuan International Group, Ltd.	49,562
113,000	Goodbaby International Holdings, Ltd.[a]	23,191
132,000	Kingboard Holdings, Ltd.	324,959
46,000	Longfor Group Holdings, Ltd.[b]	170,117
1,812	NetEase, Inc. ADR	418,246
742,500	Shui On Land, Ltd.	158,491
116,990	Tencent Holdings, Ltd.	5,450,912
56,000	Tingyi (Cayman Islands) Holding Corporation	83,575
403,000	Value Partners Group, Ltd.	240,247
23,000	Wisdom Marine Lines Company, Ltd.	24,022

	Total	14,257,939

Chile (0.2%)
28,283	Banco Santander Chile SA ADR	819,924
39,773	CAP SA	407,885
468,660	Colbun SA	88,005

	Total	1,315,814

China (1.1%)
23,500	Anhui Conch Cement Company, Ltd.	135,694
3,339	Baidu.com, Inc. ADR[a]	372,966
1,392,000	Bank of China, Ltd.	565,274
811,000	China Cinda Asset Management Company, Ltd.	176,919
366,000	China CITIC Bank Corporation, Ltd.	202,780
1,102,000	China Construction Bank Corporation	846,040
53,200	China International Capital Corporation, Ltd.[b]	100,646
40,400	China Pacific Insurance (Group) Company, Ltd.	172,325
1,828	China Petroleum & Chemical Corporation ADR	117,303
528,000	China Telecom Corporation, Ltd.	235,504
313,000	CNOOC, Ltd.	516,064
1,100,000	Industrial and Commercial Bank of China, Ltd.	738,701
181,061	Inner Mongolia Eerduosi Resources Company, Ltd.	211,164
10,513	JD.com, Inc. ADR[a]	314,444
76,000	Jiangxi Copper Company, Ltd.	94,058
3,302	Kweichow Moutai Company, Ltd.	463,083
52,464	Midea Group Company, Ltd.	413,235
1,826	New Oriental Education & Technology Group, Inc. ADR[a]	190,470
240,668	Ping An Insurance Company of China, Ltd.	2,836,468
60,200	Shanghai Pharmaceuticals Holding Company, Ltd.	115,761
33,600	Sinopharm Group Company, Ltd.	124,206
68,000	Tong Ren Tang Technologies Company, Ltd.	81,251
507,900	Xiamen C&D, Inc.	660,599

	Total	9,684,955

Colombia (<0.1%)
2,433	Bancolombia SA ADR	121,358

	Total	121,358

Denmark (3.3%)
2,661	Bang & Olufsen ASa	17,135
13,030	Coloplast AS	1,521,848

Shares	Common Stock (84.5%)	Value
Denmark (3.3%) - continued
38,030	DSV AS	$3,629,731
13,722	Genmab ASa	2,541,396
59,297	GN Store Nord AS	2,812,776
1,042	Nnit ASb	16,200
230,533	Novo Nordisk AS	11,070,043
3,503	Per Aarsleff Holding AS	115,281
1,961	Rockwool International AS	478,624
10,903	Royal Unibrew AS	812,519
15,959	SimCorp AS	1,438,425
71,016	Topdanmark AS	3,639,996

	Total	28,093,974

Egypt (<0.1%)
240,464	Global Telecom Holding SAE[a]	71,921

	Total	71,921

Faroe Islands (<0.1%)
4,340	Bakkafrost PF	249,910

	Total	249,910

Finland (0.8%)
4,982	Adapteo Oyj[a]	58,270
9,374	Cramo Oyj	81,356
17,669	Finnair Oyj	124,501
12,930	Raisio Oyj	44,873
164,815	UPM-Kymmene Oyj	4,442,601
12,748	Uponor Oyj	133,911
111,442	Valmet Oyj	2,163,937

	Total	7,049,449

France (4.4%)
15,808	Air France-KLM[a]	164,915
104,035	AXA SA	2,620,466
6,219	Beneteau SA	64,801
11,281	Capgemini SA	1,432,288
110,387	CNP Assurances	2,281,505
26,687	Coface SA	330,488
60,747	Credit Agricole SA	723,132
36,974	Derichebourg	136,722
529	Devoteam SA	63,597
1,755	FNAC Darty SAa	123,270
4,852	Gaztransport Et Technigaz SA	440,199
2,144	Hermes International	1,506,001
2,868	Ipsos SA	78,433
3,985	Jacquet Metal Service	70,987
5,663	Kaufman & Broad SA	232,535
6,340	Kering SA	3,274,689
109,575	Klepierre SA	3,380,038
25,725	Lagardere SCA	581,268
89,769	Legrand SA	6,346,058
12,643	LVMH Moet Hennessy Louis Vuitton SE	5,222,321
2,290	Mersen	81,958
17,162	Metropole Television SA	297,720
10,177	Neopost SA	204,483
78,315	Schneider Electric SE	6,756,728
1,498	Sopra Group SA	193,357
10,707	Vinci SA	1,101,365

	Total	37,709,324

Germany (3.5%)
24,993	Aareal Bank AG	711,058
10,014	Adidas AG	3,191,900
5,041	ADVA Optical Networking SEa	39,023
30,577	Allianz SE	7,094,160
3,585	Amadeus Fire AG	487,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Germany (3.5%) - continued
40,125	Borussia Dortmund GmbH & Company KGaA	$401,543
10,221	CANCOM SE	575,917
410	Cewe Stiftung & Company KGaA	37,989
9,686	CompuGroup Medical SE	747,314
34,214	Deutsche Boerse AG	4,749,685
16,892	Deutsche EuroShop AG	457,016
282,144	Deutsche Pfandbriefbank AGb	3,203,089
48,624	Deutz AG	335,663
30,908	Dialog Semiconductor plc[a]	1,383,525
103	DIC Asset AG	1,161
613	Eckert & Ziegler Strahlen- und Medizintechnik AG	80,920
2,669	ELMOS Semiconductor AG	58,133
52,456	Evotec SEa	1,478,244
16,253	Gerresheimer AG	1,264,193
1,773	Isra Vision AG	76,795
6,930	Jenoptik AG	194,202
4,383	Jungheinrich AG	97,719
17,605	Nemetschek SE	978,791
3,731	Nordex SEa	43,678
15,702	ProSiebenSat.1 Media AG	202,825
4,683	Rheinmetall AG	531,395
9,470	RIB Software SE	203,819
4,971	Siltronic AG	389,056
13,248	Software AG	371,869
333	STO SE & Company	34,172
11,901	Takkt AG	162,836
7,569	TLG Immobilien AG	222,460
543	WashTec AG	28,853
390	XING AG	149,379

	Total	29,985,388

Greece (0.1%)
6,706	LAMDA Development SAa	69,781
33,678	Mytilineos Holdings SA	409,327

	Total	479,108

Hong Kong (0.9%)
9,000	Champion REIT	6,672
131,500	China Mobile, Ltd.	1,118,326
113,000	China Resources Pharmaceutical Group, Ltd.[b]	122,896
26,355	China Unicom (Hong Kong), Ltd. ADR	258,279
208,000	CITIC Telecom International Holdings, Ltd.	85,841
949,000	CITIC, Ltd.	1,256,541
102,000	CSPC Pharmaceutical Group, Ltd.	177,008
177,000	Far East Horizon, Ltd.	164,628
89,500	Fosun International, Ltd.	117,000
490,000	Haitong International Securities Group, Ltd.	143,542
288,778	Hang Lung Group, Ltd.	741,760
36,000	Hang Lung Properties, Ltd.	84,746
15,500	Hengan International Group Company, Ltd.	117,236
21,529	Hong Kong Exchanges & Clearing, Ltd.	723,511
357,000	Kerry Properties, Ltd.	1,340,538
134,000	Melco International Development, Ltd.	326,048
14,000	Road King Infrastructure, Ltd.	28,783
131,000	Shanghai Industrial Holdings, Ltd.	268,404
94,000	Shun Tak Holdings, Ltd.	34,707
143,000	Sun Hung Kai & Company, Ltd.	65,626
13,000	Sunlight Real Estate Investment Trust	9,534

Shares	Common Stock (84.5%)	Value
Hong Kong (0.9%) - continued
62,000	Weichai Power Company, Ltd.	$95,529
512,000	Yuexiu Property Company, Ltd.	115,742

	Total	7,402,897

India (0.9%)
220,439	Coal India, Ltd.	653,588
18,815	Container Corporation of India, Ltd.	139,588
5,704	Divi’s Laboratories, Ltd.	135,104
1,415	Dr. Lal PathLabs, Ltd.[b]	22,307
10,964	Greaves Cotton, Ltd.	21,283
25,151	HCL Technologies, Ltd.	377,167
9,036	Heidelberg Cement India, Ltd.	25,299
13,845	Hero Motocorp, Ltd.	472,052
15,223	Hindustan Unilever, Ltd.	381,420
61,221	Housing Development Finance Corporation	1,882,191
29,203	Infosys, Ltd. ADR	330,578
3,313	Just Dial, Ltd.[a]	33,432
57,521	LIC Housing Finance, Ltd.	431,421
7,708	PVR, Ltd.	169,550
15,620	Reliance Industries, Ltd.[a]	263,317
19,804	Syngene International, Ltd.[b]	86,667
36,698	Tata Consultancy Services, Ltd.	1,174,631
12,711	Tata Elxsi, Ltd.	117,317
29,016	Tech Mahindra, Ltd.	267,342
105,954	Wipro, Ltd. ADR	433,352

	Total	7,417,606

Indonesia (0.3%)
1,905,290	Astra International Tbk PT	944,319
555,656	PT Bank Central Asia Tbk	1,219,875

	Total	2,164,194

Ireland (0.1%)
26,198	C & C Group plc	118,325
53,913	Glanbia plc	704,246

	Total	822,571

Israel (1.6%)
12,657	AudioCodes, Ltd.	236,179
513,922	Bank Leumi Le-Israel BM	3,738,535
65,170	First International Bank of Israel, Ltd.	1,679,843
1,718,491	Israel Discount Bank, Ltd.	7,417,062
406	Paz Oil Company, Ltd.	57,500
52,654	Plus500, Ltd.	383,811

	Total	13,512,930

Italy (2.2%)
147,802	A2A SPA	258,356
14,103	Amplifon SPA	347,602
15,460	ASTM SPA	534,992
42,869	Banca Generali SPA	1,248,132
240,491	Banca Monte dei Paschi di Siena SPA[a,c]	347,875
15,821	Banca Popolare Di Sondrio SCRL	32,878
1,031	Biesse SPA	12,837
16,109	De’Longhi SPA	323,891
11,794	DiaSorin SPA	1,367,785
71,700	Enav SPA[b]	394,366
244,360	Eni SPA	3,817,231
168,412	Iren SPA	440,354
16,856	Italgas SPA	106,509
1,528	Italmobiliare SPA	34,168
6,287	La Doria SPA	56,026
459,719	Piaggio & C. SPA	1,380,773
157,263	Recordati SPA	7,043,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Italy (2.2%) - continued
1,874	Reply SPA	$125,380
9,648	Societa Cattolica di Assicurazioni SCRL	81,873
14,920	Societa Iniziative Autostradali e Servizi SPA	283,003
902	Technogym SPA[b]	9,689

	Total	18,246,734

Japan (20.0%)
11,700	Adeka Corporation	171,126
36,700	Aichi Corporation	229,838
14,600	Aida Engineering, Ltd.	115,571
7,000	Aisan Industry Company, Ltd.	46,834
18,300	AOKI Holdings, Inc.	179,452
25,000	Aoyama Trading Company, Ltd.	465,565
8,000	Arcland Sakamoto Company, Ltd.	96,854
5,300	Arcs Company, Ltd.	110,244
4,300	ARUHI Corporation	80,789
4,900	ASKUL Corporation	122,145
5,000	Avex, Inc.	64,286
3,900	BayCurrent Consulting, Inc.	178,093
3,800	Benefit One, Inc.	64,915
31,200	Benesse Holdings, Inc.	730,230
40,800	Broadleaf Company, Ltd.	214,385
17,100	Bunka Shutter Company, Ltd.	139,946
20,400	Canon Electronics, Inc.	333,888
3,100	Canon Marketing Japan, Inc.	59,379
288,111	Canon, Inc.	7,813,930
17,600	Capcom Company, Ltd.	367,501
1,600	Central Glass Company, Ltd.	36,371
41,800	Chiyoda Company, Ltd.	617,967
2,800	Chiyoda Integre Company, Ltd.	53,465
8,400	Chugoku Marine Paints, Ltd.	62,867
435,421	Citizen Watch Company, Ltd.	2,166,856
4,400	Cocokara Fine, Inc.	231,890
6,200	Computer Engineering & Consulting, Ltd.	137,962
5,800	Cosel Company, Ltd.	57,513
14,100	Cosmo Energy Holdings Company, Ltd.	290,641
200	COSMOS Pharmaceutical Corporation	36,828
65,258	Daido Steel Company, Ltd.	2,477,651
1,000	Daiichi Jitsugyo Company, Ltd.	27,419
11,800	Daiichikosho Company, Ltd.	487,409
15,300	Daito Trust Construction Company, Ltd.	1,972,985
116	Daiwa Office Investment Corporation	857,114
55,900	Dena Company, Ltd.	1,066,152
80,700	Denso Corporation	3,425,349
600	Digital Arts, Inc.	60,744
25,100	DMG Mori Company, Ltd.	363,583
32,500	DOWA Holdings Company, Ltd.	1,026,404
53,618	DTS Corporation	1,172,032
12,400	EDION Corporation	117,576
12,100	EPS Holdings, Inc.	186,299
8,200	eREX Company, Ltd.	80,449
35,600	Exedy Corporation	725,730
54,100	F@N Communications, Inc.	272,951
24,800	Fancl Corporation	623,254
3,300	Foster Electric Company, Ltd.	57,731
8,400	Fuji Oil Holdings, Inc.	258,588
1,900	Fuji Seal International, Inc.	55,665
6,000	Fuji Soft, Inc.	269,601
1,200	Fujibo Holdings, Inc.	29,065
200	Fukui Computer Holdings, Inc.	4,190
3,300	Future Corporation	58,693

Shares	Common Stock (84.5%)	Value
Japan (20.0%) - continued
2,600	Fuyo General Lease Company, Ltd.	$154,312
13,000	Geo Holdings Corporation	171,096
33,600	Glory, Ltd.	887,251
12,000	Goldcrest Company, Ltd.	216,324
65,000	Gree, Inc.	305,128
147,610	GS Yuasa Corporation	2,760,769
60,800	Hachijuni Bank, Ltd.	229,115
36,400	Heiwa Corporation	746,875
480	Heiwa Real Estate REIT, Inc.	587,156
253,407	Hino Motors, Ltd.	2,032,902
28,200	Hitachi Capital Corporation	577,515
6,700	Hogy Medical Company, Ltd.	186,239
39,500	Hokuetsu Corporation	196,016
12,500	Hokuhoku Financial Group, Inc.	125,240
78,000	Honda Motor Company, Ltd.	1,940,681
583	Ichigo Real Estate Investment Corporation	554,651
12,300	INES Corporation	131,038
56,200	Isuzu Motors, Ltd.	621,878
12,700	Itochu Enex Company, Ltd.	102,769
4,900	JAFCO Company, Ltd.	181,648
13,900	Japan Aviation Electronics Industry, Ltd.	193,589
5,000	Japan Best Rescue System Company, Ltd.	65,546
443	Japan Excellent, Inc.	659,768
254	Japan Logistics Fund, Inc.	610,076
590	Japan Rental Housing Investments, Inc.	495,277
417,900	Japan Tobacco, Inc.	9,207,897
384,357	JFE Holdings, Inc.	5,081,580
138,184	JSR Corporation	2,282,096
91,300	JVCKENWOOD Corporation	204,181
273,551	JXTG Holdings, Inc.	1,287,285
5,800	Kadokawa Dwango Corporation	73,706
3,700	Kanamoto Company, Ltd.	95,107
194,556	Kandenko Company, Ltd.	1,696,323
5,900	Kanematsu Corporation	67,690
2,700	Kanematsu Electronics, Ltd.	74,055
400	Kato Sangyo Company, Ltd.	11,804
164,400	KDDI Corporation	4,289,442
40	Kenedix Residential Next Investment Corporation	70,760
38,400	Kewpie Corporation	868,951
5,100	Kintetsu World Express, Inc.	68,388
21,800	KITZ Corporation	148,120
3,400	Kohnan Shoji Company, Ltd.	74,112
27,800	Kokuyo Company, Ltd.	374,971
40,400	Komatsu, Ltd.	903,361
39,700	Konoike Transport Company, Ltd.	614,244
74,500	K’s Holdings Corporation	679,297
2,900	Kurabo Industries, Ltd.	55,897
3,900	Kureha Corporation	258,355
8,700	Kyokuto Kaihatsu Kogyo Company, Ltd.	107,352
87,300	KYORIN Holdings, Inc.	1,468,464
34,000	Lintec Corporation	715,388
8,200	Macnica Fuji Electronics Holdings, Inc.	113,769
51,600	Maeda Corporation	386,591
18,100	Makino Milling Machine Company, Ltd.	754,555
14,300	Mandom Corporation	336,471
154,500	Marubeni Corporation	1,001,557
26,014	Maruichi Steel Tube, Ltd.	684,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Japan (20.0%) - continued
12,400	Matsumotokiyoshi Holdings Company, Ltd.	$412,757
153	MCUBS MidCity Investment Corporation	152,423
5,200	MegaChips Corporation	77,607
3,900	Megmilk Snow Brand Company, Ltd.	83,339
14,100	Meiko Network Japan Company, Ltd.	121,443
20,000	Ministop Company, Ltd.	273,146
22,400	Miraca Holdings, Inc.	506,464
349	MIRAI Corporation	181,189
3,700	Miroku Jyoho Service Company, Ltd.	115,641
49	Mitsubishi Estate Logistics REIT Investment Corporation	135,683
77,900	Mitsubishi Gas Chemical Company, Inc.	1,036,652
1,400	Mitsubishi Logistics Corporation	37,233
3,000	Mitsubishi Research Institute, Inc.	109,919
5,900	Mitsubishi Shokuhin Company, Ltd.	148,349
12,000	Mitsui Engineering & Shipbuilding Company, Ltd.[a]	105,159
38,700	Mitsui Mining and Smelting Company, Ltd.	889,125
3,400	Mitsui Sugar Company, Ltd.	72,532
225,400	Mizuho Financial Group, Inc.	319,915
2,200	Modec, Inc.	58,390
5,800	Morinaga and Company, Ltd.	271,943
44,900	NEC Networks & System Integration Corporation	1,161,064
15,900	Net One Systems Company, Ltd.	419,367
8,900	Nextage Company, Ltd.	100,569
230,900	NHK Spring Company, Ltd.	1,810,652
1,700	Nichiha Corporation	44,342
26,000	Nichi-Iko Pharmaceutical Company, Ltd.	297,921
52,700	Nichirei Corporation	1,219,258
4,700	Nihon Chouzai Company, Ltd.	142,551
2,600	Nihon M&A Center, Inc.	69,772
10,500	Nikkon Holdings Company, Ltd.	245,361
14,000	Nippon Flour Mills Company, Ltd.	220,792
675,700	Nippon Light Metal Holdings Company, Ltd.	1,235,237
8,600	Nippon Shokubai Company, Ltd.	558,182
395,696	Nippon Steel Corporation	6,199,427
22,800	Nipro Corporation	252,760
42,779	Nishimatsu Construction Company, Ltd.	808,294
200	Nishimoto Corporation, Ltd.	7,188
3,400	Nishi-Nippon Financial Holdings, Inc.	24,018
1,296,278	Nissan Motor Company, Ltd.	8,425,712
13,800	Nisshin Oillio Group, Ltd.	402,124
900	Nitto Kogyo Corporation	17,135
500	Noevir Holdings Company, Ltd.	26,099
5,000	Nojima Corporation	80,505
5,900	Nomura Company, Ltd.	79,894
1,600	Noritake Company, Ltd.	62,330
17,800	North Pacific Bank, Ltd.	39,685
9,200	NS Solutions Corporation	309,926
10,900	NSD Company, Ltd.	335,739
258,900	NSK, Ltd.	2,189,093
4,100	OBIC Business Consultants Company, Ltd.	176,469
5,475	Okinawa Electric Power Company, Inc.	85,147
12,900	Okuma Corporation	670,681
39	One REIT, Inc.	110,704
335,100	Onward Holdings Company, Ltd.	1,718,575
2,200	Open Door, Inc.[a]	55,309

Shares	Common Stock (84.5%)	Value
Japan (20.0%) - continued
93,100	ORIX Corporation	$1,328,718
57,800	Otsuka Corporation	2,279,170
26,400	OUTSOURCING Inc.	314,256
5,300	Paramount Bed Holdings Company, Ltd.	202,701
4,700	Pasona Group, Inc.	71,555
5,100	Plenus Company, Ltd.	83,792
474	Premier Investment Corporation	639,242
7,900	Pressance Corporation	109,960
6,300	Prima Meat Packers, Ltd.	117,942
5,100	RAIZNEXT Corporation	54,265
131,304	Relia, Inc.	1,551,102
11,000	Rengo Company, Ltd.	83,530
2,500	Resorttrust, Inc.	36,216
12,800	Rinnai Corporation	862,602
27,300	Riso Kyoiku Corporation, Ltd.	127,544
4,700	ROHTO Pharmaceutical Company, Ltd.	135,382
55,100	Round One Corporation	837,486
27,200	Ryoyo Electro Corporation	451,241
5,300	Saint Marc Holdings Company, Ltd.	112,546
37,000	Samty Corporation, Ltd.	589,356
44,000	Sanyo Special Steel Company, Ltd.	603,067
9,200	Sato Holdings Corporation	222,210
15,300	Sawai Pharmaceutical Company, Ltd.	844,137
14,800	SCSK Corporation	702,655
18,600	Seiko Holdings Corporation	361,303
55,400	Seino Holdings Company, Ltd.	690,043
786	Sekisui House REIT, Inc.	609,518
12,700	SHIMAMURA Company, Ltd.	898,004
62,031	Shinko Electric Industries Company, Ltd.	498,831
6,800	Ship Healthcare Holdings, Inc.	305,567
38,000	SKY Perfect JSAT Holdings, Inc.	149,939
76,500	Sugi Holdings Company, Ltd.	3,682,421
204,000	Sumitomo Corporation	3,027,090
1,500	Sumitomo Densetsu Company, Ltd.	26,591
455,600	Sumitomo Electric Industries, Ltd.	5,637,109
260,700	Sumitomo Rubber Industries, Ltd.	2,845,664
13,200	Sumitomo Warehouse Company, Ltd.	169,978
211,376	Sundrug Company, Ltd.	5,844,365
4,700	Systena Corporation	78,105
1,600	T. Hasegawa Company, Ltd.	28,290
11,300	Taiho Kogyo Company, Ltd.	80,313
13,300	Takara Holdings, Inc.	137,271
70,800	Takara Leben Company, Ltd.	247,114
12,800	Takuma Company, Ltd.	151,887
12,200	TANSEISHA Company, Ltd.	144,690
26,900	TIS, Inc.	1,396,268
6,400	Toa Corporation	83,125
900	Toei Company, Ltd.	123,373
12,500	Toho Holdings Company, Ltd.	277,959
2,800	Toho Zinc Company, Ltd.	59,899
2,300	TOKAI Corporation	45,250
200	Token Corporation	11,481
54,600	Tokyo Dome Corporation	502,456
88,900	Tokyo Seimitsu Company, Ltd.	2,492,901
16,700	Tokyo Tatemono Company, Ltd.	194,857
6,500	Tokyotokeiba Company, Ltd.	185,518
7,100	Tokyu Construction Company, Ltd.	48,563
33,000	Tosei Corporation	347,020
17,100	Towa Pharmaceutical Company, Ltd.	429,117
6,600	Toyo Tanso Company, Ltd.	126,737
18,300	Toyoda Gosei Company, Ltd.	336,551
2,900	Transcosmos, Inc.	61,683
92,417	Trend Micro, Inc.	4,029,561
1,700	Trust Tech, Inc.	24,181

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Japan (20.0%) - continued
41,500	Tsubakimoto Chain Company	$1,359,544
177,200	TV Asahi Holdings Corporation	2,906,812
17,600	Ube Industries, Ltd.	366,440
22,000	United Arrows, Ltd.	630,483
7,300	Universal Entertainment Corporation	229,278
1,600	Uzabase, Inc.[a]	34,584
6,500	Wacoal Holdings Corporation	157,681
23,800	Wakita & Company, Ltd.	238,471
200	Ya-Man, Ltd.	1,611
6,900	Yellow Hat, Ltd.	88,202
3,500	Yodogawa Steel Works, Ltd.	66,621
10,300	Yokohama Reito Company, Ltd.	96,651
2,200	Zenkoku Hosho Company, Ltd.	85,814
9,900	Zenrin Company, Ltd.	182,011

	Total	169,649,728

Jersey (0.1%)
297,615	boohoo group plc[a]	862,388
82,382	Man Group plc	170,036
14,204	Sanne Group PLC	95,004

	Total	1,127,428

Luxembourg (<0.1%)
44,630	B&M European Value Retail SA	200,326
8,592	Subsea 7 SA	92,090

	Total	292,416

Malaysia (0.2%)
5,700	AEON Credit Service (M) Berhad	22,847
372,300	Bermaz Auto Berhad	230,066
1,140,800	Bumi Armada Berhad[a]	62,962
188,112	Public Bank Berhad	996,505

	Total	1,312,380

Mexico (0.2%)
54,400	Corporacion Inmobiliaria Vesta, SAB de CV	81,953
8,116	Fomento Economico Mexicano SAB de CV ADR	736,121
12,325	Grupo Aeroportuario del Sureste, SAB de CV	186,511
46,330	Grupo Financiero Banorte SAB de CV ADR	231,774
169,800	Wal-Mart de Mexico, SAB de CV	501,060

	Total	1,737,419

Netherlands (4.3%)
6,008	Aalberts NV	241,739
20,016	ASM International NV	1,632,676
20,880	ASML Holding NV	4,652,581
38,162	ASR Nederland NV	1,433,999
57,868	BAM Group	193,586
34,889	BE Semiconductor Industries NV	1,032,567
45,455	Euronext NVb	3,508,971
3,320	Ferrari NV	534,607
23,123	Intertrust NVb	441,703
18,781	Koninklijke DSM NV	2,326,749
118,357	Koninklijke Philips NV	5,552,217
9,065	Koninklijke VolkerWessels NV	180,830
2,556	NSI NV	108,538
3,730	NSI NV, DRIP[a,d]	0
210,164	Pharming Group NVa	233,728
1,961	SBM Offshore NV	38,803
222,340	Signify NVb	6,042,517
5,763	TKH Group NV	341,915
37,325	TomTom NV	442,360

Shares	Common Stock (84.5%)	Value
Netherlands (4.3%) - continued
131,825	Unilever NV	$7,641,076
2,336	Vastned Retail NV	68,399
2,771	Wereldhave NV	58,899

	Total	36,708,460

New Zealand (0.2%)
65,568	Air New Zealand, Ltd.	116,726
221,735	Contact Energy, Ltd.	1,131,279
200,973	Z Energy, Ltd.	854,754

	Total	2,102,759

Norway (1.3%)
5,190	Atea ASA	66,217
34,766	Austevoll Seafood ASA	353,708
297,042	DnB ASA	5,314,262
184,385	Elkem ASA[b]	501,597
48,077	Entra ASA[b]	697,358
106,392	Europris ASA	305,270
19,837	Grieg Seafood ASA	282,162
92,854	Leroy Seafood Group ASA	583,724
3,909	Norway Royal Salmon ASA	85,434
25,130	SalMar ASA	1,160,723
4,085	SpareBank 1 Nord-Norge	30,050
13,746	SpareBank 1 SMN	151,336
32,380	Storebrand ASA	218,812
34,858	TGS Nopec Geophysical Company ASA	842,560
790	Tomra Systems ASA	23,235
5,742	Veidekke ASA	51,738

	Total	10,668,186

Panama (<0.1%)
17,880	Avianca Holdings SA ADR	71,341

	Total	71,341

Philippines (0.1%)
301,524	Ayala Land, Inc.	294,009
138,706	Bank of the Philippine Islands	244,478
15,310	Manila Electric Company	109,545

	Total	648,032

Poland (<0.1%)
3,722	Asseco Poland SA	52,671
53,221	Enea SAa	112,944
10,469	KGHM Polska Miedz SAa	253,119

	Total	418,734

Portugal (<0.1%)
2,978,379	Banco Espirito Santo SAa,d,e	330
42,313	NOS SGPS SA	262,738

	Total	263,068

Russia (0.7%)
154,712	Gazprom OAO ADR	1,130,945
17,424	Lukoil ADR	1,429,953
53,720	M.Video PJSC[a]	362,086
740,880	Moscow Exchange MICEX-RTS PJSC	1,082,137
11,296	Novolipetsk Steel OJSC GDR	268,742
120	PAO Transneft	297,325
56,155	Sberbank of Russia PJSC	204,890
65,127	Surgutneftegas ADR	272,231
1,223,600	Surgutneftegas PJSC	599,733

	Total	5,648,042

Singapore (0.5%)
71,100	China Aviation Oil (Singapore) Corporation, Ltd.	65,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Singapore (0.5%) - continued
2,061	China Yuchai International, Ltd.	$28,112
209,600	DBS Group Holdings, Ltd.	3,996,410
151,100	Yanlord Land Group, Ltd.	141,820

	Total	4,231,624

South Africa (0.6%)
39,529	Absa Group, Ltd.	438,005
7,576	Adcock Ingram Holdings, Ltd.	30,126
16,814	AECI, Ltd.	109,016
15,418	AngloGold Ashanti, Ltd. ADR	263,031
27,823	Barloworld, Ltd.	233,466
67,976	DataTec, Ltd.	159,706
23,519	Emira Property Fund, Ltd.[a]	21,939
86,199	FirstRand, Ltd.	368,829
15,849	Foschini Group, Ltd.	182,305
39,941	Harmony Gold Mining Company, Ltd. ADR[a]	97,456
8,005	Impala Platinum Holdings, Ltd.[a]	42,706
116,205	Investec, Ltd.	663,913
25,011	Massmart Holdings, Ltd.	89,364
85,584	MMI Holdings, Ltd.	101,075
8,370	Naspers, Ltd.	2,040,274

	Total	4,841,211

South Korea (1.1%)
1,274	AK holdings, Inc.	44,027
1,188	Amorepacific Corporation	77,849
1,467	Binggrae Company, Ltd.	80,722
1,278	Celltrion, Inc.[a]	182,404
10,983	Cheil Worldwide, Inc.	250,647
3,186	CJ CGV Corporation, Ltd.	91,074
12,439	DGB Financial Group, Inc.	78,985
11,985	Dongkuk Steel Mill Corporation , Ltd.[a]	67,068
41,506	Doosan Heavy Construction Corporation, Ltd.[a]	211,929
18,098	Doosan Infracore Corporation , Ltd.[a]	94,179
213	Green Cross Corporation	19,224
636	GS Home Shopping, Inc.	89,936
1,515	Handsome Corporation	47,572
9,603	Hanwha Corporation	192,231
11,674	Hanwha Investment & Securities Corporation, Ltd.[a]	21,096
35,945	Hanwha Life Insurance Corporation, Ltd.	79,445
3,830	Huchems Fine Chemical Corporation	73,373
2,542	Hyundai Motor Company	270,412
4,035	Hyundai Steel Company	131,502
1,851	Hyundai Wia Corporation	67,349
1,098	Innocean Worldwide, Inc.	61,995
31,433	JB Financial Group Corporation, Ltd.	146,032
1,802	KEPCO Plant Service & Engineering Company, Ltd.	48,401
14,211	Kia Motors Corporation	523,461
1,909	Korea Zinc Company, Ltd.	711,247
126	LG Household & Health Care, Ltd.	133,412
16,050	LG International Corporation	248,965
3,354	LS Corporation	124,537
1,413	NAVER Corporation	163,932
22,087	NH Investment & Securities Company, Ltd.	242,138
4,572	Poongsan Corporation	90,741
833	POSCO	157,006
9,893	Samsung Card Corporation, Ltd.	303,538
74,747	Samsung Electronics Company, Ltd.	2,831,021
5,879	Samsung Securities Corporation, Ltd.	180,608
2,169	SeAH Besteel Corporation	29,556

Shares	Common Stock (84.5%)	Value
South Korea (1.1%) - continued
11,670	Seegene, Inc.[a]	$218,083
8,713	Shinhan Financial Group Company, Ltd.	319,145
5,737	SK Hynix, Inc.	367,249
1,596	Soulbrain Company, Ltd.	87,303
11,169	Sungwoo Hitech Corporation, Ltd.	35,658
168	Taekwang Industrial Corporation, Ltd.	176,222
13,537	Woori Financial Group, Inc.	149,545
42	YoungPoong Corporation	24,034

	Total	9,544,853

Spain (2.6%)
46,609	ACS Actividades de Construccion y Servicios, SA	1,883,323
38,252	Amadeus IT Holding SA	2,989,283
33,818	Applus Services SA	475,372
271,344	Banco Bilbao Vizcaya Argentaria SA	1,381,608
279,704	Bankinter SA	1,814,372
96,329	CIA De Distribucion Integral	2,007,136
4,357	Construcciones y Auxiliar de Ferrocarriles SA	196,870
105,426	Enagas SA	2,299,785
13,127	Global Dominion Access SAa,b	63,109
99,915	Grifols SA	3,238,114
16,614	Lar Espana Real Estate SOCIMI SA	128,043
4,443	Let’s GOWEX SAa,d,e	0
527,164	Mediaset Espana Comunicacion SA	3,094,729
108,565	Merlin Properties Socimi SA	1,482,307
13,679	Neinor Homes SAa,b	167,826
64,422	Telefonica SA	491,130
2,038	Viscofan SA	99,755

	Total	21,812,762

Sweden (1.3%)
15,188	AAK AB	310,713
46,494	Arjo AB	187,137
25,422	Bilia AB	224,438
20,039	Biotage AB	216,090
13,365	Bure Equity AB	249,013
17,088	Castellum AB	346,897
282,194	Cloetta AB	840,599
13,642	Dios Fastigheter AB	117,018
5,536	Dustin Group ABb	47,792
7,675	Elekta AB	109,198
876	Evolution Gaming Group ABb	19,073
6,224	Fortnox AB	90,835
10,828	Getinge AB	158,875
40,754	Granges AB	405,796
72,004	Hemfosa Fastigheter AB	648,138
10,158	Inwido AB	62,394
67,224	Klovern AB	110,568
111,036	Kungsleden AB	965,661
4,563	Lifco AB	233,131
32,760	Lindab International AB	373,027
21,736	Micronic Mydata AB	334,014
21,580	NetEnt AB	64,218
43,094	Nobia AB	279,475
168,859	Nobina ABb	984,120
13,715	Nolato AB	780,433
37,109	Resurs Holding ABb	214,803
53,542	Skandinaviska Enskilda Banken AB	503,405
108,682	SKF AB	1,782,689
3,867	SkiStar AB	44,835
4,742	SWECO AB	132,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
Sweden (1.3%) - continued
35,629	Wihlborgs Fastigheter AB	$517,998

	Total	11,354,627

Switzerland (6.9%)
24,120	Adecco SA	1,315,965
656	Bucher Industries AG	196,015
1,693	DKSH Holding AG	85,493
794	dorma+kaba Holding AG	581,844
362	Emmi AG	301,192
162,250	Ferrexpo plc	502,034
7,673	Flughafen Zuerich AG	1,401,216
21,209	Galenica AGb	1,091,435
6,527	Helvetia Holding AG	831,033
4,395	Huber & Suhner AG	349,976
29	Interroll Holding AG	58,901
1,389	Kardex AG	200,274
7,559	Landis+Gyr Group AG	610,858
44,005	Logitech International SA	1,809,691
108,483	Nestle SA	11,508,658
152,366	Novartis AG	13,971,787
67,285	OC Oerlikon Corporation AG	720,167
54,558	Roche Holding AG	14,603,278
5,839	Roche Holding AG-BR	1,565,980
1,210	Siegfried Holding AG	450,461
18,058	Sonova Holding AG	4,152,557
1,777	Straumann Holding AG	1,449,682
2,404	Tecan Group AG	610,781

	Total	58,369,278

Taiwan (1.6%)
59,000	A-DATA Technology Company, Ltd.	99,509
54,000	Ardentec Corporation	51,771
77,000	Capital Securities Corporation	23,430
53,000	Cheng Uei Precision Industry Company, Ltd.	57,451
143,000	Chicony Electronics Company, Ltd.	363,620
1,009,000	China Development Financial Holding Corporation	299,618
197,000	China Man-Made Fiber Corporation	59,219
240,000	China Steel Corporation	184,640
153,000	Compal Electronics, Inc.	93,478
181,000	Coretronic Corporation	232,426
69,000	Delta Electronics, Inc.	333,073
212,000	Far Eastern Department Stores, Ltd.	160,458
20,000	Feng Hsin Iron & Steel Company, Ltd.	36,674
25,000	Formosa International Hotels Corporation	135,470
178,000	Formosa Plastics Corporation	572,592
244,000	Fubon Financial Holding Company, Ltd.	337,320
6,000	Fusheng Precision Company, Ltd.	35,226
125,000	Hon Hai Precision Industry Company, Ltd.	313,346
109,000	King Yuan Electronics Company, Ltd.	113,144
8,000	MediaTek, Inc.	80,018
28,000	Namchow Holdings Company, Ltd.	47,777
21,000	PharmaEngine, Inc.	54,669
325,000	Pou Chen Corporation	399,948
77,000	Powertech Technology, Inc.	210,237
44,000	Realtek Semiconductor Corporation	292,218
91,000	SerComm Corporation	215,351
329,000	Shinkong Synthetic Fibers Corporation	139,504
28,000	Sigurd Microelectronics Corporation	26,033
53,000	Sunonwealth Electric Machine Industry Company, Ltd.	59,449

Shares	Common Stock (84.5%)	Value
Taiwan (1.6%) - continued
175,000	Supreme Electronics Company, Ltd.	$157,733
61,000	Systex Corporation	143,957
39,000	Taiwan Hon Chuan Enterprise Company, Ltd.	68,680
559,620	Taiwan Semiconductor Manufacturing Company, Ltd.	4,601,784
71,000	Taiwan Styrene Monomer Corporation	55,656
51,000	Topco Scientific Company, Ltd.	135,311
68,000	Transcend Information, Inc.	148,298
41,000	Tung Ho Steel Enterprise Corporation	28,349
493,000	Uni-President Enterprises Corporation	1,276,115
98,000	Unitech Printed Circuit Board Corporation	74,202
2,171,000	United Microelectronics Corporation	963,917
55,000	WT Microelectronics Company, Ltd.	71,380
624,000	Yuanta Financial Holding Company, Ltd.	349,607
324,000	Yulon Motor Company, Ltd.	248,743

	Total	13,351,401

Thailand (0.4%)
48,200	Advanced Info Service Public Company, Ltd. NVDR	332,698
708,600	Bangkok Dusit Medical Services Public Company, Ltd. NVDR	573,312
328,700	Charoen Pokphand Foods Public Company, Ltd. NVDR	295,473
273,600	CP ALL Public Company, Ltd. NVDR	767,492
116,300	GFPT Public Company, Ltd. NVDR	68,125
11,900	Intouch Holdings Public Company, Ltd. NVDR	24,587
42,800	Kasikornbank pcl NVDR	238,909
403,500	Major Cineplex Group Public Company, Ltd. NVDR	382,491
10,000	PTT Exploration and Production Public Company, Ltd. NVDR	43,721
293,700	Supalai Public Company, Ltd. NVDR	209,506
399,400	Thai Union Group Public Company, Ltd. NVDR	244,694
123,900	Thai Vegetable Oil Public Company, Ltd. NVDR	115,603

	Total	3,296,611

Turkey (0.1%)
300,695	Haci Omer Sabanci Holding AS	530,488
21,306	Koza Anadolu Metal Madencilik Isletmeleri ASa	27,189
10,285	Pegasus Hava Tasimaciligi Anonim Sirketi[a]	87,453
36,133	Turk Hava Yollari Anonim Ortakligi[a]	80,555

	Total	725,685

United Kingdom (11.5%)
105,163	3i Group plc	1,417,075
144,279	Abcam plc	2,285,120
38,303	Ascential plc[b]	185,157
29,920	Ashmore Group plc	194,342
81,249	Assura plc	63,829
121,633	Auto Trader Group plc[b]	798,471
7,373	Aveva Group plc	356,192
81,726	Aviva plc	401,244
51,327	Barratt Developments plc	400,722
29,903	Beazley plc	208,841
35,067	Bellway plc	1,264,012
262,465	BHP Group plc	6,258,101
30,566	Bodycote plc	272,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (84.5%)	Value
United Kingdom (11.5%) - continued
28,210	Bovis Homes Group plc	$360,354
38,167	Brewin Dolphin Holdings plc	147,878
4,479	Britvic plc	49,763
105,845	Compass Group plc	2,677,937
12,858	Computacenter plc	238,501
27,528	Daily Mail and General Trust plc	265,137
7,795	Diploma plc	143,683
604,798	Direct Line Insurance Group plc	2,365,793
8,012	Electrocomponents plc	59,034
11,511	EMIS Group plc	171,622
19,440	Equiniti Group plc[b]	49,687
6,813	Euromoney Institutional Investor plc	114,337
31,566	Fevertree Drinks plc	894,854
12,212	Forterra plc[b]	41,509
5,624	Games Workshop Group plc	308,657
601,761	GlaxoSmithKline plc	12,444,989
121,494	Great Portland Estates plc	975,924
21,822	Greggs plc	591,424
66,721	Halma plc	1,611,280
258,718	Hansteen Holdings plc	275,614
312,741	Hays plc	584,067
56,071	HomeServe plc	778,025
231,049	HSBC Holdings plc	1,850,356
103,441	Ibstock plc[b]	290,303
169,569	IG Group Holdings plc	1,178,670
71,011	Inchcape plc	537,969
27,428	Intermediate Capital Group plc	462,054
91,831	JD Sports Fashion plc	724,217
234,349	Jupiter Fund Management plc	1,060,447
884	Kainos Group plc	6,042
6,034,813	Lloyds TSB Group plc	3,903,826
26,074	Marshalls plc	201,667
61,972	Mondi plc	1,350,111
1,084,884	Moneysupermarket.com Group plc	4,856,479
553,562	National Express Group plc	2,824,694
33,777	NCC Group plc	75,909
3,433	OneSavings Bank plc	15,172
88,087	PageGroup plc	479,263
85,016	Paragon Banking Group plc	431,725
15,066	Playtech plc	80,877
5,739	QinetiQ Group plc	20,154
11,039	Quilter plc[b]	19,333
114,120	Redrow plc	776,580
88,635	RELX plc	2,102,275
72,739	Rightmove plc	465,226
39,800	Rio Tinto plc	2,247,567
93,323	Rotork plc	348,460
265,867	Royal Dutch Shell plc, Class A	8,373,623
292,879	Royal Dutch Shell plc, Class B	9,250,602
178	RPS Group plc	272
21,616	RWS Holdings plc	170,900
25,000	Safestore Holdings plc	190,016
350,670	Sage Group plc	3,057,985
48,672	Senior plc	118,854
98,354	Smith & Nephew plc	2,226,621
84,615	Sophos Group plc[b]	446,696
50,252	SSP Group plc	429,841
415,120	Taylor Wimpey plc	813,361
130,859	Tritax Big Box REIT plc	243,218
114,854	Unilever plc	6,909,874
18,641	Vesuvius plc	113,687

Shares	Common Stock (84.5%)	Value
United Kingdom (11.5%) - continued
392	WH Smith plc	$10,082

	Total	97,920,907

	Total Common Stock (cost $701,797,006)	717,494,925

Principal Amount	Long-Term Fixed Income (0.2%)
Venezuela (0.2%)
	Petroleos de Venezuela SA
$5,360,000	6.000%, 10/28/2022[f]	696,800
3,250,000	6.000%, 5/16/2024[f]	455,000
637,000	6.000%, 11/15/2026[f]	89,180
680,000	5.375%, 4/12/2027[f]	95,200
70,000	5.500%, 4/12/2037[f]	9,800

	Total	1,345,980

	Total Long-Term Fixed Income (cost $3,822,422)	1,345,980

Shares	Preferred Stock (<0.1%)
South Korea (0.1%)
38,010	Samsung Electronics Company, Ltd.	1,175,529

	Total	1,175,529

	Total Preferred Stock (cost $386,999)	1,175,529

Shares	Collateral Held for Securities Loaned (<0.1%)
657,021	Thrivent Cash Management Trust	657,021

	Total Collateral Held for Securities Loaned (cost $657,021)	657,021

Shares or Principal Amount	Short-Term Investments (14.8%)
	Federal Home Loan Bank Discount Notes
200,000	2.210%, 9/5/2019[g,h]	199,588
4,100,000	2.180%, 9/19/2019[g,h]	4,088,169
5,400,000	2.140%, 9/23/2019[g,h]	5,383,146
200,000	2.130%, 9/24/2019[g,h]	199,364
	Thrivent Core Short-Term Reserve Fund
11,555,978	2.490%	115,559,777

	Total Short-Term Investments (cost $125,429,529)	125,430,044

	Total Investments (cost $832,092,977) 99.7%	$846,103,499

	Other Assets and Liabilities, Net 0.3%	2,430,092

	Total Net Assets 100.0%	$848,533,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $19,937,597 or 2.3% of total net assets.

c	All or a portion of the security is on loan.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Defaulted security. Interest is not being accrued.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$630,215
Total lending	$630,215
Gross amount payable upon return of collateral for securities loaned	$657,021
Net amounts due to counterparty	$26,806

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
DRIP	-	Dividend Reinvestment Plan
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR	-	Non-Voting Depository Receipts
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing International Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services^	29,969,090	821,305	29,147,785	0
Consumer Discretionary	81,442,876	5,629,993	75,812,883	–
Consumer Staples	64,903,602	736,121	64,167,481	–
Energy	33,259,186	1,745,687	31,513,499	–
Financials	130,238,489	2,393,985	127,844,174	330
Health Care	104,791,310	–	104,791,310	–
Industrials	96,181,941	640,187	95,541,754	–
Information Technology	79,509,622	1,418,355	78,091,267	–
Materials	60,684,945	869,804	59,815,141	–
Real Estate^	28,606,767	–	28,606,767	0
Utilities	7,907,097	222,245	7,684,852	–
Long-Term Fixed Income
Energy	1,345,980	–	1,345,980	–
Preferred Stock
Information Technology	1,175,529	–	1,175,529	–
Short-Term Investments	9,870,267	–	9,870,267	–
Subtotal Investments in Securities	$729,886,701	$14,477,682	$715,408,689	$330
Other Investments *	Total
Affiliated Short-Term Investments	115,559,777
Collateral Held for Securities Loaned	657,021
Subtotal Other Investments	$116,216,798

Total Investments at Value	$846,103,499

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^	Level 3 security I this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,241,960	1,241,960	–	–
Total Asset Derivatives	$1,241,960	$1,241,960	$–	$–
Liability Derivatives
Futures Contracts	2,064,579	2,064,579	–	–
Total Liability Derivatives	$2,064,579	$2,064,579	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents International Allocation Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $9,986,421 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CME Euro Foreign Exchange Currency	409	September 2019	$58,305,291	($1,415,948)
Eurex Euro STOXX 50 Index	1,997	September 2019	74,927,554	1,208,430
FTSE 100 Index	5	September 2019	441,986	14,752
ICE mini MSCI EAFE Index	470	September 2019	44,633,287	(328,737)
SFE S&P ASX Share Price Index 200	2	September 2019	221,241	9,627
SGX MSCI Singapore Index	2	August 2019	54,952	(422)
TSE Tokyo Price Index	4	September 2019	566,637	9,151
Total Futures Long Contracts			$179,150,948	($503,147)
ICE US mini MSCI Emerging Markets Index	(362)	September 2019	($18,243,888)	($319,472)
Total Futures Short Contracts			($18,243,888)	($319,472)
Total Futures Contracts			$160,907,060	($822,619)

Reference Description:

ASX	-	Australian Securities Exchange
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$18,958	$346,080	$249,478	$115,560	11,556	13.6%
Total Affiliated Short-Term Investments	18,958			115,560		13.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	2,492	16,981	18,816	657	657	<0.1
Total Collateral Held for Securities Loaned	2,492			657		<0.1
Total Value	$21,450			$116,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

INTERNATIONAL ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 -7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$969
Total Income from Affiliated Investments				$969
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	113
Total Affiliated Income from Securities Loaned, Net				$113
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (97.9%)	Value
Communications Services (15.2%)
239,661	Activision Blizzard, Inc.	$11,681,077
65,516	Alphabet, Inc., Class Aa	79,811,591
257,519	Facebook, Inc.[a]	50,017,915
434,134	Tencent Holdings, Ltd. ADR	20,187,231
76,346	Walt Disney Company	10,918,242

	Total	172,616,056

Consumer Discretionary (19.2%)
69,696	Alibaba Group Holding, Ltd. ADR[a]	12,065,075
55,198	Amazon.com, Inc.[a]	103,042,523
7,902	Booking Holdings, Inc.[a]	14,907,992
51,299	Home Depot, Inc.	10,962,083
74,982	Netflix, Inc.[a]	24,218,436
397,870	NIKE, Inc.	34,228,756
203,851	Starbucks Corporation	19,302,651

	Total	218,727,516

Consumer Staples (3.0%)
78,868	Church & Dwight Company, Inc.	5,949,802
239,340	Monster Beverage Corporation[a]	15,430,250
151,001	Philip Morris International, Inc.	12,625,193

	Total	34,005,245

Energy (0.5%)
43,670	Pioneer Natural Resources Company	6,028,207

	Total	6,028,207

Financials (5.7%)
435,360	Bank of America Corporation	13,356,845
290,238	Charles Schwab Corporation	12,544,086
257,741	Intercontinental Exchange, Inc.	22,645,124
66,165	S&P Global, Inc.	16,207,117

	Total	64,753,172

Health Care (13.4%)
262,412	Abbott Laboratories	22,856,085
87,506	Edwards Lifesciences Corporation[a]	18,625,652
47,382	Illumina, Inc.[a]	14,185,223
44,980	Intuitive Surgical, Inc.[a]	23,367,560
51,454	Thermo Fisher Scientific, Inc.	14,287,747
95,125	UnitedHealth Group, Inc.	23,687,076
74,432	Vertex Pharmaceuticals, Inc.[a]	12,401,860
200,919	Zoetis, Inc.	23,083,584

	Total	152,494,787

Industrials (4.6%)
129,344	Honeywell International, Inc.	22,306,666
36,100	Lockheed Martin Corporation	13,074,337
89,790	Norfolk Southern Corporation	17,160,665

	Total	52,541,668

Information Technology (34.9%)
253,789	Apple, Inc.	54,067,209
27,354	Arista Networks, Inc.[a]	7,479,951
252,923	Cisco Systems, Inc.	14,011,934
93,621	Fiserv, Inc.[a]	9,870,462
53,496	Intuit, Inc.	14,834,976
154,093	MasterCard, Inc.	41,954,901
639,269	Microsoft Corporation	87,113,187
78,183	NVIDIA Corporation	13,191,036
301,074	PayPal Holdings, Inc.[a]	33,238,570
166,911	Salesforce.com, Inc.[a]	25,787,749
64,232	Splunk, Inc.[a]	8,691,232
117,418	Square, Inc.[a]	9,441,581
309,924	Visa, Inc.	55,166,472
42,705	Workday, Inc.[a]	8,540,146

Shares	Common Stock (97.9%)	Value
Information Technology (34.9%) - continued
124,806	Xilinx, Inc.	$14,254,093

	Total	397,643,499

Materials (0.5%)
28,975	Ecolab, Inc.	5,845,127

	Total	5,845,127

Real Estate (0.9%)
49,628	American Tower Corporation	10,502,277

	Total	10,502,277

	Total Common Stock (cost $743,212,545)	1,115,157,554

Shares	Short-Term Investments (2.1%)	Value
	Thrivent Core Short-Term Reserve Fund
2,363,825	2.490%	23,638,248

	Total Short-Term Investments (cost $23,638,248)	23,638,248

	Total Investments (cost $766,850,793) 100.0%	$1,138,795,802

	Other Assets and Liabilities, Net (<0.1%)	(165,775)

	Total Net Assets 100.0%	$1,138,630,027

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	172,616,056	172,616,056	–	–
Consumer Discretionary	218,727,516	218,727,516	–	–
Consumer Staples	34,005,245	34,005,245	–	–
Energy	6,028,207	6,028,207	–	–
Financials	64,753,172	64,753,172	–	–
Health Care	152,494,787	152,494,787	–	–
Industrials	52,541,668	52,541,668	–	–
Information Technology	397,643,499	397,643,499	–	–
Materials	5,845,127	5,845,127	–	–
Real Estate	10,502,277	10,502,277	–	–
Subtotal Investments in Securities	$1,115,157,554	$1,115,157,554	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	23,638,248
Subtotal Other Investments	$23,638,248

Total Investments at Value	$1,138,795,802

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$25,026	$70,358	$71,746	$23,638	2,364	2.1%
Total Affiliated Short-Term Investments	25,026			23,638		2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	258	258	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$25,026			$23,638

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$465
Total Income from Affiliated Investments				$465
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (96.1%)	Value
Communications Services (8.2%)
12,640	Alphabet, Inc.[a]	$15,378,835
135,839	CBS Corporation	6,997,067
681,860	Comcast Corporation	29,435,896
741,889	Verizon Communications, Inc.	41,004,205

	Total	92,816,003

Consumer Discretionary (5.1%)
112,879	Aptiv plc	9,893,844
143,810	D.R. Horton, Inc.	6,605,193
237,263	Harley-Davidson, Inc.	8,489,270
270,151	Lowe’s Companies, Inc.	27,393,312
37,860	Mohawk Industries, Inc.[a]	4,720,764

	Total	57,102,383

Consumer Staples (3.1%)
56,540	Kimberly-Clark Corporation	7,669,651
247,403	Wal-Mart Stores, Inc.	27,308,343

	Total	34,977,994

Energy (8.6%)
354,731	BP plc ADR	14,097,010
302,434	Chevron Corporation	37,232,650
304,380	Halliburton Company	7,000,740
937,701	Marathon Oil Corporation	13,193,453
244,850	Marathon Petroleum Corporation	13,807,091
85,140	Pioneer Natural Resources Company	11,752,726

	Total	97,083,670

Financials (25.1%)
247,170	Aflac, Inc.	13,011,029
134,050	American International Group, Inc.	7,505,459
1,734,506	Bank of America Corporation	53,214,644
256,960	Blackstone Group, Inc.	12,328,941
206,172	Capital One Financial Corporation	19,054,416
73,697	Chubb, Ltd.	11,263,849
635,210	Citigroup, Inc.	45,201,544
88,250	Comerica, Inc.	6,459,900
625,483	Fifth Third Bancorp	18,570,590
23,990	Goldman Sachs Group, Inc.	5,280,919
113,570	Hartford Financial Services Group, Inc.	6,545,039
512,180	Huntington Bancshares, Inc.	7,298,565
136,820	J.P. Morgan Chase & Company	15,871,120
215,080	MetLife, Inc.	10,629,254
181,340	Morgan Stanley	8,080,510
70,000	Prudential Financial, Inc.	7,091,700
139,270	Raymond James Financial, Inc.	11,234,911
63,410	State Street Corporation	3,683,487
209,610	U.S. Bancorp	11,979,212
215,600	Zions Bancorporations NA	9,717,092

	Total	284,022,181

Health Care (14.8%)
15,373	Biogen, Inc.[a]	3,656,007
31,446	Cigna Holding Company	5,343,304
335,121	CVS Health Corporation	18,723,210
313,890	Gilead Sciences, Inc.	20,566,073
202,630	Johnson & Johnson	26,386,479
250,593	Medtronic plc	25,545,450
473,610	Merck & Company, Inc.	39,304,894
338,120	Pfizer, Inc.	13,132,581
56,693	UnitedHealth Group, Inc.	14,117,124

	Total	166,775,122

Industrials (11.7%)
25,150	Boeing Company	8,580,677

Shares	Common Stock (96.1%)	Value
Industrials (11.7%) - continued
103,930	CSX Corporation	$7,316,672
294,620	Delta Air Lines, Inc.	17,983,605
47,150	General Dynamics Corporation	8,767,071
116,863	Honeywell International, Inc.	20,154,193
141,410	Ingersoll-Rand plc	17,486,761
210,860	Johnson Controls International plc	8,948,898
52,570	Norfolk Southern Corporation	10,047,179
33,380	Parker Hannifin Corporation	5,844,170
201,820	United Technologies Corporation	26,963,152

	Total	132,092,378

Information Technology (14.9%)
62,190	Apple, Inc.	13,248,957
1,190,040	Cisco Systems, Inc.	65,928,216
360,751	Microsoft Corporation	49,159,539
210,610	Oracle Corporation	11,857,343
110,130	QUALCOMM, Inc.	8,057,111
164,620	Texas Instruments, Inc.	20,579,146

	Total	168,830,312

Materials (3.2%)
249,850	Alcoa Corporation[a]	5,619,126
250,130	CF Industries Holdings, Inc.	12,396,443
198,246	Eastman Chemical Company	14,937,836
51,700	Nucor Corporation	2,811,446

	Total	35,764,851

Utilities (1.4%)
340,183	Exelon Corporation	15,328,646

	Total	15,328,646

	Total Common Stock (cost $747,759,216)	1,084,793,540

Shares	Short-Term Investments (3.8%)	Value
	Thrivent Core Short-Term Reserve Fund
4,300,586	2.490%	43,005,856

	Total Short-Term Investments (cost $43,005,855)	43,005,856

	Total Investments (cost $790,765,071) 99.9%	$1,127,799,396

	Other Assets and Liabilities, Net 0.1%	1,308,844

	Total Net Assets 100.0%	$1,129,108,240

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	92,816,003	92,816,003	–	–
Consumer Discretionary	57,102,383	57,102,383	–	–
Consumer Staples	34,977,994	34,977,994	–	–
Energy	97,083,670	97,083,670	–	–
Financials	284,022,181	284,022,181	–	–
Health Care	166,775,122	166,775,122	–	–
Industrials	132,092,378	132,092,378	–	–
Information Technology	168,830,312	168,830,312	–	–
Materials	35,764,851	35,764,851	–	–
Utilities	15,328,646	15,328,646	–	–

Subtotal Investments in Securities	$1,084,793,540	$1,084,793,540	$–	$–

Other Investments *	Total

Affiliated Short-Term Investments	43,005,856

Subtotal Other Investments	$43,005,856

Total Investments at Value	$1,127,799,396

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:

	Value	Gross	Gross	Value	Shares Held at	% of Net Assets
Fund	10/31/2018	Purchases	Sales	7/31/2019	7/31/2019	7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$28,875	$66,995	$52,864	$43,006	4,301	3.8%

Total Affiliated Short-Term Investments	28,875			43,006		3.8

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	1,804	17,497	19,301	–	–	–

Total Collateral Held for Securities Loaned	1,804			–		–

Total Value	$30,679			$43,006

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$789

Total Income from Affiliated Investments				$789

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (0.3%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$54,038	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$54,173
	MRC Global (US), Inc., Term Loan
59,248	5.234%, (LIBOR 1M + 3.000%), 9/22/2024[b]	59,359

	Total	113,532

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
98,992	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	99,154
	GFL Environmental, Inc., Term Loan
99,248	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	98,397

	Total	197,551

Communications Services (0.1%)
	Frontier Communications Corporation, Term Loan
98,000	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	96,775
	Intelsat Jackson Holdings SA, Term Loan
70,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	70,150
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
150,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	149,625
	TNS, Inc., Term Loan
78,237	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,c]	76,379
	WideOpenWest Finance, LLC, Term
	Loan
73,688	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	72,290

	Total	465,219

Consumer Cyclical (0.1%)
	Cengage Learning, Inc., Term Loan
339,490	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	326,705
	Golden Entertainment, Inc., Term Loan
135,100	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	135,438

	Total	462,143

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
172,375	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	166,773
44,325	6.484%, (LIBOR 1M + 4.250%), 3/14/2025[b]	42,607
	Bausch Health Companies, Inc., Term Loan
117,936	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	118,320
	Endo International plc, Term Loan
118,191	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	107,628

Principal Amount	Bank Loans (0.3%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	JBS USA LUX SA, Term Loan
$54,863	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	$54,962
	McGraw-Hill Global Education Holdings, LLC, Term Loan
149,898	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,d,e]	143,247
	MPH Acquisition Holdings, LLC, Term Loan
85,624	5.080%, (LIBOR 3M + 2.750%), 6/7/2023[b]	83,055
	Plantronics, Inc., Term Loan
59,740	4.734%, (LIBOR 1M + 2.500%), 7/2/2025[b]	59,725

	Total	776,317

Energy (<0.1%)
	Radiate Holdco, LLC, Term Loan
221,599	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	219,014

	Total	219,014

Financials (<0.1%)
	GGP Nimbus, LLC, Term Loan
94,287	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	92,389
	Harland Clarke Holdings Corporation, Term Loan
108,807	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,c]	83,237
	Sable International Finance, Ltd., Term Loan
192,427	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	193,485

	Total	369,111

Technology (<0.1%)
	Rackspace Hosting, Inc., Term Loan
122,574	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	113,503

	Total	113,503

	Total Bank Loans (cost $2,776,006)	2,716,390

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (21.4%)
	Ares XXXVII CLO, Ltd.
4,000,000	3.473%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1Rb,f	3,992,896
	ARI Fleet Lease Trust
1,042,077	1.910%, 4/15/2026, Ser. 2017-A, Class A2[f]	1,039,412
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[f]	2,269,883
	Assurant CLO III, Ltd.
	3.508%, (LIBOR 3M + 1.230%), 10/20/2031, Ser.
4,700,000	2018-2A, Class Ab,f	4,692,626

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (21.4%) - continued
	Axis Equipment Finance Receivables Trust
$2,000,000	2.630%, 6/20/2024, Ser. 2019-1A, Class A2[f]	$2,000,250
	Bank of the West Auto Trust
2,000,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[f]	1,992,396
	BCC Funding XIV, LLC
1,959,228	3.070%, 6/20/2023, Ser. 2018-1A, Class A2[f]	1,966,488
	Benefit Street Partners CLO IV, Ltd.
4,800,000	3.528%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRb,f	4,801,003
	Betony CLO, Ltd.
2,750,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,f]	2,724,408
	BlueMountain CLO, Ltd.
3,000,000	3.508%, (LIBOR 3M + 1.230%), 1/20/2029, Ser. 2013-1A, Class A1R2[b,f]	3,001,926
	Brazos Higher Education Authority, Inc.
4,029,907	3.321%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	4,030,427
	Business Jet Securities, LLC
1,442,595	4.335%, 2/15/2033, Ser. 2018-1, Class Af	1,451,031
	CBAM, Ltd.
5,000,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,f	5,005,255
	CCG Receivables Trust
2,062,229	2.500%, 6/16/2025, Ser. 2018-1, Class A2[f]	2,064,624
	Cedar Funding VI CLO, Ltd.
6,000,000	3.368%, (LIBOR 3M + 1.090%), 10/20/2028, Ser. 2016-6A, Class ARb,f	5,996,322
	Chesapeake Funding II, LLC
433,708	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	433,118
	Commonbond Student Loan Trust
189,972	3.200%, 6/25/2032, Ser. 2015-A, Class Af	190,474
1,036,481	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[f]	1,035,294
3,090,866	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,f]	3,025,248
	Conn Funding II, LP
700,448	3.250%, 1/15/2023, Ser. 2018-A, Class Af	702,669
	CoreVest American Finance Trust
2,437,351	3.804%, 6/15/2051, Ser. 2018-1, Class Af	2,518,435
	CPS Auto Receivables Trust
562,375	2.160%, 5/17/2021, Ser. 2018-A, Class Af	562,156
	Credit Acceptance Auto Loan Trust
2,800,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Af	2,836,786

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (21.4%) - continued
	Deephaven Residential Mortgage Trust
$2,653,797	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,f]	$2,685,086
	DRB Prime Student Loan Trust
786,807	4.166%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1[b,f]	799,499
	Earnest Student Loan Program, LLC
1,538,179	2.650%, 1/25/2041, Ser. 2017-A, Class A2[f]	1,536,636
	Edlinc Student Loan Funding Trust
303,755	5.290%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,f	304,392
	Fifth Third Auto Trust
947,803	1.800%, 2/15/2022, Ser. 2017-1, Class A3	945,218
	Finance of America Structured Securities Trust
1,958,050	3.375%, 9/25/2028, Ser. 2018-HB1, Class Ab,f	1,961,471
	FREED ABS Trust
2,492,535	3.420%, 6/18/2026, Ser. 2019-1, Class Af	2,497,831
	Garrison BSL CLO, Ltd.
6,000,000	3.273%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1[b,f]	5,939,304
	GM Financial Automobile Leasing Trust
6,500,000	3.080%, 12/20/2022, Ser. 2019-1, Class A4	6,592,126
	GoldenTree Loan Opportunities, Ltd.
3,000,000	3.556%, (LIBOR 3M + 1.300%), 10/29/2029, Ser. 2014-9A, Class AJR2[b,f]	2,977,680
	Golub Capital Partners, Ltd.
6,000,000	3.428%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,f]	5,999,958
	GreatAmerica Leasing Receivables Funding, LLC
889,146	2.060%, 6/22/2020, Ser. 2017-1, Class A3[f]	888,393
	Home Partners of America Trust
2,563,824	3.131%, (LIBOR 1M + 0.817%), 7/17/2034, Ser. 2017-1, Class Ab,f	2,555,826
	Invitation Homes Trust
4,411,680	3.414%, (LIBOR 1M + 1.100%), 1/17/2038, Ser. 2018-SFR4, Class Ab,f	4,442,192
	Lendmark Funding Trust
1,200,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Af	1,199,649
	Marlette Funding Trust
2,641,749	3.200%, 9/15/2028, Ser. 2018-3A, Class Af	2,645,961
3,592,104	3.440%, 4/16/2029, Ser. 2019-1A, Class Af	3,615,303
	Mercedes-Benz Auto Lease Trust
254,427	2.200%, 4/15/2020, Ser. 2018-A, Class A2	254,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (21.4%) - continued
	National Collegiate Trust
$1,640,797	2.561%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,f	$1,596,229
	Navient Private Education Loan Trust
3,831,051	2.820%, 2/15/2068, Ser. 2019-CA, Class A1[f]	3,855,294
	Navient Student Loan Trust
2,700,000	2.866%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,f]	2,706,653
3,314,202	3.016%, (LIBOR 1M + 0.750%), 7/26/2066, Ser. 2017-1A, Class A2[b,f]	3,320,959
	NCUA Guaranteed Notes
754,190	2.719%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	753,039
	Neuberger Berman CLO, Ltd.
2,800,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,f	2,796,668
	NextGear Floorplan Master Owner Trust
3,200,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[f]	3,204,037
	Northstar Education Finance, Inc.
892,656	2.966%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,f	888,465
	NRZ Excess Spread-Collateralized Notes Series
2,178,227	3.193%, 1/25/2023, Ser. 2018-PLS1, Class Af	2,185,090
	OZLM VIII, Ltd.
3,300,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,f	3,296,700
	PFS Financing Corporation
3,300,000	2.725%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,f	3,301,651
	Pretium Mortgage Credit Partners, LLC
3,000,000	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[f,g]	3,000,360
2,541,538	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[f,g]	2,564,395
2,149,539	4.125%, 8/25/2033, Ser. 2018-NPL3, Class A1[f,g]	2,152,392
	Progress Residential Trust
2,989,056	2.768%, 8/17/2034, Ser. 2017-SFR1, Class Af	2,989,093
3,000,000	3.422%, 8/17/2035, Ser. 2019-SFR1, Class Af	3,064,589
	Prosper Marketplace Issuance Trust
238,845	3.110%, 6/17/2024, Ser. 2018-1A, Class Af	238,916
2,242,612	3.350%, 10/15/2024, Ser. 2018-2A, Class Af	2,248,949
	Race Point IX CLO, Ltd.
1,325,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,f	1,323,262

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (21.4%) - continued
	RCO Mortgage, LLC
$6,394,725	4.458%, 10/25/2023, Ser. 2018-2, Class A1[f,g]	$6,416,313
	Santander Retail Auto Lease Trust
3,038,423	2.220%, 1/20/2021, Ser. 2017-A, Class A3[f]	3,035,252
	Securitized Term Auto Receivables Trust
710,574	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[f]	709,867
	SLM Student Loan Trust
3,304,148	2.666%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	3,207,291
591,327	2.786%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	591,235
	SoFi Consumer Loan Program Trust
890,342	2.930%, 4/26/2027, Ser. 2018-2, Class A1[f]	891,093
4,401,742	3.010%, 4/25/2028, Ser. 2019-2, Class Af	4,422,242
	SoFi Consumer Loan Program, LLC
879,522	2.770%, 5/25/2026, Ser. 2017-3, Class Af	879,980
	SoFi Professional Loan Program, LLC
484,298	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	483,669
483,072	2.510%, 8/25/2033, Ser. 2015-C, Class A2[f]	483,046
387,483	3.116%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,f]	388,408
148,709	1.550%, 3/26/2040, Ser. 2017-A, Class A2Af	148,512
	Sound Point CLO XX, Ltd.
3,000,000	3.367%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class Ab,f	2,972,616
	Springleaf Funding Trust
1,572,087	2.900%, 11/15/2029, Ser. 2016-AA, Class Af	1,573,027
	Synchrony Credit Card Master Note Trust
2,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	2,614,885
	Upstart Securitization Trust
1,369,254	3.330%, 12/22/2025, Ser. 2018-2, Class Af	1,370,837
2,853,594	3.450%, 4/20/2026, Ser. 2019-1, Class Af	2,858,405
4,000,000	2.897%, 9/20/2029, Ser. 2019-2, Class Ae,f	3,999,973
	Vericrest Opportunity Loan Transferee
2,105,058	4.213%, 8/25/2048, Ser. 2018-NPL5, Class A1Af,g	2,108,916
	Vericrest Opportunity Loan Trust
4,037,501	4.458%, 10/25/2048, Ser. 2018-NPL9, Class A1Af,g	4,052,376
	Verizon Owner Trust
4,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Af	4,490,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (21.4%) - continued
	Volvo Financial Equipment Master Owner Trust
$2,500,000	2.825%, (LIBOR 1M + 0.500%), 11/15/2022, Ser. 2017-A, Class Ab,f	$2,506,967
	Wheels SPV 2, LLC
322,990	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[f]	322,188
	World Financial Network Credit Card Master Trust
3,900,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	3,898,889

	Total	206,087,044

Basic Materials (1.1%)
	ArcelorMittal
1,500,000	4.550%, 3/11/2026	1,572,032
	Dow Chemical Company
1,500,000	3.150%, 5/15/2024[f]	1,532,230
	DowDuPont, Inc.
2,000,000	4.205%, 11/15/2023	2,126,673
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[f]	1,994,038
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[f]	1,506,900
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,094,350
	Syngenta Finance NV
1,000,000	4.892%, 4/24/2025[f]	1,047,983

	Total	10,874,206

Capital Goods (0.9%)
	Lockheed Martin Corporation
1,250,000	2.500%, 11/23/2020	1,252,973
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	2,007,876
	Republic Services, Inc.
1,250,000	2.500%, 8/15/2024[e]	1,251,610
	Roper Technologies, Inc.
500,000	2.800%, 12/15/2021	502,878
1,250,000	3.650%, 9/15/2023	1,301,351
	Siemens Financieringsmaatschappij NV
2,000,000	3.020%, (LIBOR 3M + 0.610%), 3/16/2022[b,f]	2,011,618
	Waste Management, Inc.
750,000	2.950%, 6/15/2024	768,571

	Total	9,096,877

Collateralized Mortgage Obligations (14.3%)
	Ajax Mortgage Loan Trust
5,283,000	2.956%, 9/25/2065, Ser. 2019-D, Class A1[c,f]	5,283,000
	Angel Oak Mortgage Trust I, LLC
3,060,422	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,f]	3,071,275
3,360,098	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	3,394,646
2,423,241	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,f]	2,453,552
	Antler Mortgage Trust
2,500,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[f]	2,528,537
3,250,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[f]	3,268,185

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Collateralized Mortgage Obligations (14.3%) - continued
	Bear Stearns Adjustable Rate Mortgage Trust
$157,350	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	$161,106
	Bellemeade Re, Ltd.
2,291,902	3.216%, (LIBOR 1M + 0.950%), 8/25/2028, Ser. 2018-2A, Class M1Ab,f	2,293,766
	BRAVO Residential Funding Trust
2,342,132	3.500%, 3/25/2058, Ser. 2019-1, Class A1Cf	2,369,574
	Cascade Funding Mortgage Trust
2,808,773	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,f	2,880,876
	Chase Mortgage Finance Trust Series
1,680,028	4.643%, 7/25/2037, Ser. 2007-A2, Class 1Mb	1,702,880
	Civic Mortgage, LLC
893,293	3.892%, 6/25/2022, Ser. 2018-1, Class A1[f]	891,222
3,730,499	4.349%, 11/25/2022, Ser. 2018-2, Class A1[f,g]	3,727,152
	COLT Funding, LLC
860,141	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,f]	861,530
2,923,895	2.764%, 8/25/2049, Ser. 2019-3, Class A1[b,f]	2,920,864
	Countrywide Alternative Loan Trust
202,879	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	198,774
162,355	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	156,141
238,204	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	237,089
	Countrywide Home Loans, Inc.
349,006	3.844%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	303,673
	Credit Suisse Mortgage Capital Certificates
5,000,000	3.305%, (LIBOR 1M + 0.980%), 5/15/2036, Ser. 2019-ICE4, Class Ab,f	5,015,870
	Eagle RE 2019-1, Ltd.
3,500,000	3.516%, (LIBOR 1M + 1.250%), 4/25/2029, Ser. 2019-1, Class M1Ab,f	3,498,987
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
257,236	2.250%, 6/25/2025, Ser. 2010-58, Class PT	256,478
	FWD Securitization Trust
3,919,533	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[b,f]	3,913,158
	GCAT Trust
4,389,101	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[f,g]	4,399,828
	GMAC Mortgage Corporation Loan Trust
42,461	2.766%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,h]	48,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Collateralized Mortgage Obligations (14.3%) - continued
$164,201	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	$173,099
	GS Mortgage-Backed Securities Trust
4,678,973	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Af	4,815,374
	GSAA Home Equity Trust
920,881	4.475%, 8/25/2034, Ser. 2004-10, Class M2[g]	953,504
	Homeward Opportunities Fund I Trust
5,903,106	3.454%, 1/25/2059, Ser. 2019-1, Class A1[b,f]	5,949,159
	Homeward Opportunities Fund Trust
2,950,056	3.766%, 6/25/2048, Ser. 2018-1, Class A1[b,f]	2,989,594
	J.P. Morgan Alternative Loan Trust
560,457	4.290%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	528,301
	J.P. Morgan Mortgage Trust
268,401	4.586%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	240,963
	Legacy Mortgage Asset Trust
4,093,291	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[f]	4,143,730
	Master Asset Securitization Trust
567,603	2.766%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	244,953
	Merrill Lynch Mortgage Investors Trust
272,499	3.451%, (LIBOR 1M + 1.185%), 7/25/2035, Ser. 2004-WMC5, Class M3[b]	273,011
	Mortgage Equity Conversion Asset Trust
1,370,854	2.460%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class Ab,f	1,242,389
1,339,704	2.450%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class Ab,f	1,220,097
	New Residential Mortgage, LLC
3,236,444	3.790%, 7/25/2054, Ser. 2018-FNT2, Class Af	3,272,769
	Preston Ridge Partners Mortgage Trust, LLC
2,430,816	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[f,g]	2,458,947
	Preston Ridge Partners Mortgage, LLC
1,136,266	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[f,g]	1,146,887
	Radnor RE, Ltd.
2,791,323	3.666%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,f]	2,798,040
2,000,000	3.516%, (LIBOR 1M + 1.250%), 2/25/2029, Ser. 2019-1, Class M1Ab,f	1,999,782
	RCO Mortgage, LLC
3,672,227	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,f]	3,730,526
	Renaissance Home Equity Loan Trust
686,286	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[g]	356,809

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Collateralized Mortgage Obligations (14.3%) - continued
	Residential Asset Securitization Trust
$288,902	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	$199,042
	Residential Funding Mortgage Security I Trust
517,329	5.500%, 10/25/2021, Ser. 2006-S10, Class 2A1	491,477
	Specialty Underwriting and Residential Finance Trust
3,195,358	3.266%, (LIBOR 1M + 1.000%), 7/25/2035, Ser. 2004-BC3, Class A2Cb	3,191,406
4,069,552	3.246%, (LIBOR 1M + 0.980%), 10/25/2035, Ser. 2004-BC4, Class A2Cb	4,061,984
	Stanwich Mortgage Loan Trust
1,729,146	4.500%, 10/18/2023, Ser. 2018-NPB2, Class A1[f]	1,741,847
	Starwood Mortgage Residential Trust
3,431,747	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,f]	3,509,036
	Structured Asset Securities Corporation Trust
501,078	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	500,329
	Terwin Mortgage Trust
1,445,006	3.266%, (LIBOR 1M + 1.000%), 12/25/2034, Ser. 2004-21HE, Class 2M2[b,f]	1,449,367
	Toorak Mortgage Corporation
2,500,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[f,g]	2,516,481
3,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[f,g]	3,004,811
	Vericrest Opportunity Loan Transferee
2,430,077	4.115%, 9/25/2048, Ser. 2018-NPL6, Class A1Af,g	2,433,099
	Vericrest Opportunity Loan Trust
1,403,167	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[f,g]	1,402,840
3,031,835	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[f,g]	3,050,690
	Verus Securitization Trust
4,069,928	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,f]	4,116,989
3,814,152	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,f]	3,842,417
4,000,000	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,f]	3,996,087
	Wachovia Asset Securitization, Inc.
282,957	2.406%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,f,h	263,220
	Wachovia Mortgage Loan Trust, LLC
131,888	4.849%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	130,483
	WaMu Mortgage Pass Through Certificates
1,404,383	3.389%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,326,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Collateralized Mortgage Obligations (14.3%) - continued
$990,117	3.249%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	$958,218
	Wells Fargo Mortgage Backed Securities Trust
497,651	5.500%, 8/25/2035, Ser. 2005-6, Class A12	512,887
408,550	4.991%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	419,333

	Total	137,493,148

Commercial Mortgage-Backed Securities (1.0%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
6,000,000	2.838%, (LIBOR 1M + 0.440%), 10/25/2025, Ser. KBF2, Class Ab,h	5,996,554
	Federal National Mortgage Association - ACES
2,398,238	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	2,438,400
	GSAA Home Equity Trust
1,030,997	4.216%, (LIBOR 1M + 1.950%), 5/25/2034, Ser. 2004-4, Class M2[b]	1,057,919

	Total	9,492,873

Communications Services (1.8%)
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,833,158
1,500,000	3.375%, 5/15/2024	1,542,996
	AT&T, Inc.
2,000,000	3.200%, 3/1/2022	2,039,934
2,000,000	3.418%, (LIBOR 3M + 0.890%), 2/15/2023[b]	1,979,092
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,007,886
1,000,000	4.500%, 2/1/2024	1,061,625
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[f]	1,527,443
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	252,964
1,000,000	2.250%, 9/1/2021	993,830
1,000,000	3.200%, 9/1/2024	1,020,156
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	2,019,366
	Fox Corporation
1,000,000	3.666%, 1/25/2022[f]	1,031,027
	Omnicom Group, Inc.
1,250,000	3.625%, 5/1/2022	1,286,519

	Total	17,595,996

Consumer Cyclical (1.5%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	503,208
	BMW U.S. Capital, LLC
2,000,000	3.150%, 4/18/2024[f]	2,054,591
	Daimler Finance North America, LLC
2,000,000	3.095%, (LIBOR 3M + 0.530%), 5/5/2020[b,f]	2,003,590

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Consumer Cyclical (1.5%) - continued
$1,000,000	3.405%, (LIBOR 3M + 0.840%), 5/4/2023[b,f]	$1,000,739
	Ford Motor Credit Company, LLC
1,000,000	3.753%, (LIBOR 3M + 1.235%), 2/15/2023[b]	981,587
	Home Depot, Inc.
1,600,000	4.400%, 4/1/2021	1,649,609
	Hyundai Capital Services, Inc.
2,000,000	3.000%, 3/6/2022[f]	2,010,683
1,500,000	3.000%, 8/29/2022[f]	1,502,700
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	225,701
	Volkswagen Group of America Finance, LLC
2,000,000	4.250%, 11/13/2023[f]	2,125,063

	Total	14,057,471

Consumer Non-Cyclical (4.2%)
	Abbott Laboratories
1,262,000	2.550%, 3/15/2022	1,270,439
	Actavis Funding SCS
2,000,000	3.850%, 6/15/2024	2,081,873
	Altria Group, Inc.
1,000,000	3.490%, 2/14/2022[i]	1,021,722
1,000,000	3.800%, 2/14/2024	1,041,574
	Anheuser-Busch InBev Finance, Inc.
1,200,000	3.300%, 2/1/2023	1,234,072
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[f]	999,084
2,000,000	3.420%, (LIBOR 3M + 1.010%), 12/15/2023[b,f]	2,002,936
	Becton, Dickinson and Company
	3.194%, (LIBOR 3M + 0.875%),
750,000	12/29/2020[b]	750,187
1,950,000	3.125%, 11/8/2021	1,974,239
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[f]	1,026,336
	Celgene Corporation
2,000,000	3.625%, 5/15/2024	2,084,856
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,154,495
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[f]	2,005,769
	Conagra Brands, Inc.
1,750,000	4.300%, 5/1/2024	1,862,322
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	1,004,021
1,500,000	3.200%, 2/15/2023	1,531,532
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,807,232
1,050,000	4.000%, 12/5/2023	1,099,260
1,000,000	4.100%, 3/25/2025	1,052,595
	General Mills, Inc.
1,500,000	3.313%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,510,910
	Imperial Brands Finance plc
1,750,000	3.125%, 7/26/2024[f]	1,745,216
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[f]	1,541,324
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,390,391
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	1,008,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Consumer Non-Cyclical (4.2%) - continued
	Pernod Ricard SA
$1,915,000	4.250%, 7/15/2022[f]	$2,006,990
	Smithfield Foods, Inc.
2,000,000	2.650%, 10/3/2021[f]	1,977,897
	UnitedHealth Group, Inc.
1,000,000	3.500%, 2/15/2024	1,049,186
	Zimmer Biomet Holdings, Inc.
1,500,000	3.169%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,500,085

	Total	40,734,617

Energy (2.8%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	510,663
	BP Capital Markets America, Inc.
1,500,000	3.069%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,503,379
1,000,000	3.790%, 2/6/2024	1,056,777
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,022,009
	Energy Transfer Operating, LP
1,675,000	4.200%, 9/15/2023	1,756,669
	EOG Resources, Inc.
975,000	2.625%, 3/15/2023	984,484
	EQM Midstream Partners LP
1,500,000	4.750%, 7/15/2023	1,532,983
	EQT Corporation
1,555,000	3.000%, 10/1/2022	1,513,206
	Exxon Mobil Corporation
1,465,000	2.844%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,474,453
	Hess Corporation
2,000,000	3.500%, 7/15/2024	2,015,079
	Marathon Oil Corporation
2,000,000	2.800%, 11/1/2022	2,005,669
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,340,359
	MPLX, LP
1,500,000	4.875%, 6/1/2025	1,631,778
	Newfield Exploration Company
1,000,000	5.750%, 1/30/2022	1,067,373
	Petroleos Mexicanos
1,020,000	2.378%, 4/15/2025	1,024,768
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	2,062,817
	Schlumberger Holdings Corporation
1,500,000	3.750%, 5/1/2024[f]	1,568,736
	Sinopec Group Overseas Development, Ltd.
1,175,000	1.750%, 9/29/2019[f]	1,173,661
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026	828,860
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,357,740

	Total	27,431,463

Financials (11.9%)
	ABN AMRO Bank NV
1,600,000	2.450%, 6/4/2020[f]	1,599,894
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	1,013,793

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Financials (11.9%) - continued
	American Express Credit Corporation
$650,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	$656,008
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,165,359
	Ares Capital Corporation
1,250,000	3.875%, 1/15/2020	1,254,639
	Athene Global Funding
2,000,000	3.562%, (LIBOR 3M + 1.230%), 7/1/2022[b,f]	2,016,871
	Banco Santander SA
800,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	803,760
	Bank of America Corporation
1,500,000	2.816%, 7/21/2023[b]	1,512,408
1,000,000	3.458%, 3/15/2025[b]	1,034,661
900,000	6.100%, 3/17/2025[b,j]	982,170
	Bank of Montreal
1,500,000	3.300%, 2/5/2024	1,550,265
	Bank of New York Mellon Corporation
500,000	4.500%, 6/20/2023[b,j]	486,250
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,257,370
2,000,000	3.684%, 1/10/2023	2,022,037
2,000,000	3.905%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,985,220
	BPCE SA
1,000,000	3.743%, (LIBOR 3M + 1.220%), 5/22/2022[b,f]	1,012,611
	Capital One Financial Corporation
2,000,000	3.295%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,006,171
1,500,000	3.900%, 1/29/2024	1,580,507
	Capital One NA
2,000,000	3.380%, (LIBOR 3M + 0.820%), 8/8/2022[b]	2,007,642
	Citigroup, Inc.
1,500,000	3.236%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,513,807
	CNA Financial Corporation
1,250,000	5.750%, 8/15/2021	1,328,805
	Comerica, Inc.
750,000	3.700%, 7/31/2023	781,989
	Compass Bank
1,500,000	2.875%, 6/29/2022	1,510,752
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,400,000	2.500%, 1/19/2021	1,402,504
	Credit Agricole SA
950,000	8.125%, 12/23/2025[b,f,j]	1,100,812
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[f]	1,657,458
810,000	7.500%, 12/11/2023[b,f,j]	893,430
	Danske Bank AS
1,500,000	5.375%, 1/12/2024[f]	1,633,609
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,678,423
	Fifth Third Bancorp
1,100,000	2.875%, 10/1/2021	1,110,372
	GATX Corporation
1,500,000	4.350%, 2/15/2024	1,588,570
	Goldman Sachs Capital II
70,000	4.000%, (LIBOR 3M + 0.768%), 9/3/2019[b,j]	57,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Financials (11.9%) - continued
	Goldman Sachs Group, Inc.
$1,755,000	3.419%, (LIBOR 3M + 1.160%), 4/23/2020[b]	$1,764,991
	HSBC Bank Canada
1,000,000	3.300%, 11/28/2021[f]	1,025,488
	HSBC Holdings plc
1,175,000	3.789%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,200,655
2,000,000	3.262%, 3/13/2023[b]	2,029,037
1,500,000	6.250%, 3/23/2023[b,j]	1,533,750
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,465,572
	ING Groep NV
1,350,000	6.000%, 4/16/2020[b,j]	1,357,965
2,400,000	3.480%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,430,696
500,000	4.625%, 1/6/2026[f]	547,805
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,568,652
	J.P. Morgan Chase & Company
1,400,000	2.250%, 1/23/2020	1,399,302
1,250,000	5.300%, 5/1/2020[b,j]	1,262,500
1,250,000	3.875%, 9/10/2024	1,311,220
1,500,000	3.188%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,492,537
	JPMorgan Chase Bank NA
1,150,000	2.933%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,150,448
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	726,496
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,057,301
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,990,261
350,000	4.582%, 12/10/2025	363,941
	Macquarie Group, Ltd.
1,500,000	3.541%, (LIBOR 3M + 1.020%), 11/28/2023[b,f]	1,501,260
	Mitsubishi UFJ Financial Group, Inc.
1,175,000	3.510%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,188,441
1,600,000	3.443%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,613,656
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[f]	714,306
	Mizuho Financial Group, Inc.
1,175,000	3.590%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,189,362
	Morgan Stanley
1,000,000	5.913%, (LIBOR 3M + 3.610%), 10/15/2019[b,j]	1,002,500
1,000,000	3.095%, (LIBOR 3M + 0.550%), 2/10/2021[b]	1,000,994
750,000	2.720%, 7/22/2025[b]	751,145
1,425,000	5.000%, 11/24/2025	1,575,835
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,f]	2,038,821
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[f]	1,174,747
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,149,925
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	2,049,535

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Financials (11.9%) - continued
	Regions Financial Corporation
$1,000,000	3.200%, 2/8/2021	$1,010,256
	Reinsurance Group of America, Inc.
2,000,000	4.700%, 9/15/2023	2,152,867
	Royal Bank of Scotland Group plc
2,000,000	3.498%, 5/15/2023[b]	2,009,116
2,000,000	3.988%, (LIBOR 3M + 1.470%), 5/15/2023[b]	2,007,000
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	1,015,694
	Santander UK Group Holdings plc
750,000	3.125%, 1/8/2021	753,044
	Santander UK plc
500,000	5.000%, 11/7/2023[f]	526,481
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,352,588
1,400,000	2.500%, 7/15/2021	1,404,850
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[f,i]	1,997,902
2,000,000	2.500%, 4/5/2022[f]	2,019,855
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[f]	1,020,271
	State Street Corporation
2,062,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,079,115
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	729,801
	Synchrony Financial
1,175,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,179,667
250,000	2.850%, 7/25/2022	250,156
1,230,000	4.250%, 8/15/2024	1,288,031
	USB Realty Corporation
1,200,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,j]	1,032,000
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	2,033,844
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	527,430
	Wells Fargo & Company
1,000,000	6.180%, (LIBOR 3M + 3.770%), 9/15/2019[b,j]	1,006,250
750,000	3.450%, 2/13/2023	770,991
1,500,000	3.750%, 1/24/2024	1,572,450

	Total	114,574,154

Foreign Government (0.3%)
	Kommunalbanken AS
2,540,000	1.500%, 10/22/2019[f]	2,535,530
	Province of Ontario Canada
750,000	3.400%, 10/17/2023	789,835

	Total	3,325,365

Mortgage-Backed Securities (4.3%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,672,000	3.000%, 8/1/2034[e]	1,704,957
16,300,000	3.500%, 8/1/2034[e]	16,836,071
6,850,000	3.000%, 8/1/2049[e]	6,910,473
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
369,106	4.431%, (LIBOR 12M + 1.493%), 1/1/2043[b]	380,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Mortgage-Backed Securities (4.3%) - continued
$381,294	4.307%, (LIBOR 12M + 1.550%), 7/1/2043[b]	$394,310
8,115,000	3.500%, 8/1/2049[e]	8,309,316
	Government National Mortgage Association Conventional 30-Yr. Pass Through
6,288,000	4.500%, 8/1/2049[e]	6,547,295

	Total	41,082,610

Technology (1.5%)
	Apple, Inc.
1,900,000	2.835%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,903,702
	Dell International, LLC/EMC Corporation
1,500,000	4.000%, 7/15/2024[f]	1,544,895
	Fiserv, Inc.
2,000,000	2.750%, 7/1/2024	2,010,292
	Hewlett Packard Enterprise Company
1,750,000	3.500%, 10/5/2021	1,781,457
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	1,045,356
	Microsoft Corporation
2,000,000	1.850%, 2/6/2020	1,996,259
	Panasonic Corporation
1,000,000	2.536%, 7/19/2022[f]	1,000,487
1,000,000	2.679%, 7/19/2024[f]	1,002,138
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	996,422
	VMware, Inc.
1,500,000	2.950%, 8/21/2022	1,511,169

	Total	14,792,177

Transportation (2.0%)
	Air Canada Pass Through Trust
887,346	3.875%, 3/15/2023[f]	896,486
	Air Lease Corporation
1,750,000	3.500%, 1/15/2022	1,792,274
1,500,000	4.250%, 2/1/2024	1,577,957
	Aircastle, Ltd.
1,500,000	4.400%, 9/25/2023	1,559,462
	American Airlines Pass Through Trust
744,914	4.950%, 1/15/2023	781,563
575,325	3.700%, 5/1/2023	577,683
	Avolon Holdings Funding, Ltd.
1,500,000	3.950%, 7/1/2024[f]	1,534,815
	British Airways plc
1,125,023	4.625%, 6/20/2024[f]	1,188,137
	Continental Airlines, Inc.
1,656,016	4.150%, 4/11/2024	1,742,990
	Delta Air Lines, Inc.
287,564	4.750%, 5/7/2020	291,791
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[f]	1,402,472
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,221,139
	Penske Truck Leasing Company, LP
750,000	3.650%, 7/29/2021[f]	765,518
1,000,000	3.950%, 3/10/2025[f]	1,051,036
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	1,026,634
	TTX Company
650,000	4.125%, 10/1/2023[f]	667,962

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Transportation (2.0%) - continued
	US Airways Pass Through Trust
$687,295	3.950%, 11/15/2025	$718,147

	Total	18,796,066

U.S. Government & Agencies (26.0%)
	Federal Home Loan Bank
8,000,000	2.500%, 2/13/2024	8,232,415
	Federal National Mortgage Association
7,000,000	2.875%, 9/12/2023	7,270,511
	U.S. Treasury Bonds
1,275,000	2.250%, 11/15/2027	1,302,293
6,750,000	5.500%, 8/15/2028	8,711,719
9,250,000	2.625%, 2/15/2029	9,739,961
690,000	3.000%, 5/15/2042	755,361
1,730,000	2.500%, 5/15/2046	1,719,593
	U.S. Treasury Bonds, TIPS
2,745,765	0.125%, 1/15/2023	2,724,855
	U.S. Treasury Notes
1,125,000	1.500%, 10/31/2019	1,123,066
59,000,000	1.750%, 11/30/2019	58,917,031
6,500,000	1.875%, 12/15/2020	6,491,113
14,000,000	2.500%, 2/28/2021	14,119,219
1,450,000	1.375%, 5/31/2021	1,435,897
1,250,000	2.625%, 6/15/2021	1,266,406
2,800,000	1.125%, 8/31/2021	2,756,797
45,500,000	2.500%, 1/15/2022	46,194,942
18,845,000	2.000%, 11/30/2022	18,941,433
5,250,000	2.750%, 7/31/2023	5,433,340
20,925,000	2.500%, 1/31/2024	21,521,689
2,750,000	2.125%, 7/31/2024	2,786,309
2,000,000	2.875%, 7/31/2025	2,111,953
21,000,000	2.625%, 1/31/2026	21,918,750
	U.S. Treasury Notes, TIPS
5,942,475	0.125%, 4/15/2021	5,870,532

	Total	251,345,185

Utilities (2.5%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,101,670
	American Electric Power Company, Inc.
1,000,000	3.650%, 12/1/2021	1,028,006
	CenterPoint Energy, Inc.
1,750,000	3.850%, 2/1/2024	1,831,740
	DTE Energy Company
1,500,000	3.700%, 8/1/2023	1,561,212
	Duke Energy Carolinas, LLC
500,000	3.950%, 11/15/2028	551,494
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[f]	2,004,166
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,353,764
1,250,000	3.497%, 6/1/2022	1,277,226
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,126,424
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,505,010
	Jersey Central Power & Light Company
1,500,000	4.300%, 1/15/2026[f]	1,624,256
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043[b]	850,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Utilities (2.5%) - continued
	NiSource Finance Corporation
$1,000,000	2.650%, 11/17/2022	$1,005,828
	NiSource, Inc.
1,250,000	5.650%, 6/15/2023[b,j]	1,243,525
	PPL Capital Funding, Inc.
1,420,000	3.500%, 12/1/2022	1,460,509
	Public Service Enterprise Group, Inc.
2,000,000	2.875%, 6/15/2024	2,024,831
	Sempra Energy
1,250,000	2.400%, 3/15/2020	1,248,287
	Southern Company
1,500,000	2.950%, 7/1/2023	1,530,799

	Total	24,328,747

	Total Long-Term Fixed Income (cost $929,904,507)	941,107,999

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
54,000	Citigroup Capital XIII, 8.953%[b]	1,468,800

	Total	1,468,800

	Total Preferred Stock (cost $1,490,400)	1,468,800

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
29,198	Pacific Drilling SAk	274,461

	Total	274,461

	Total Common Stock (cost $594,595)	274,461

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,964,000	Thrivent Cash Management Trust	2,964,000

	Total Collateral Held for Securities Loaned (cost $2,964,000)	2,964,000

Shares or Principal Amount	Short-Term Investments (6.5%)	Value
	Federal Home Loan Bank Discount Notes
600,000	2.370%, 8/6/2019[l,m]	599,825
400,000	2.210%, 9/5/2019[l,m]	399,176
	Thrivent Core Short-Term Reserve Fund
6,186,952	2.490%	61,869,521

	Total Short-Term Investments (cost $62,868,464)	62,868,522

	Total Investments (cost $1,000,597,972) 104.8%	$1,011,400,172

	Other Assets and Liabilities, Net (4.8%)	(46,436,615)

	Total Net Assets 100.0%	$964,963,557

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $381,193,814 or 39.5% of total net assets.

g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of July 31, 2019:

Securities Lending Transactions
Long-Term Fixed Income	$2,868,642
Total lending	$2,868,642
Gross amount payable upon return of collateral for securities loaned	$2,964,000
Net amounts due to counterparty	$95,358

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	113,532	–	113,532	–
Capital Goods	197,551	–	197,551	–
Communications Services	465,219	–	239,215	226,004
Consumer Cyclical	462,143	–	326,705	135,438
Consumer Non-Cyclical	776,317	–	776,317	–
Energy	219,014	–	219,014	–
Financials	369,111	–	285,874	83,237
Technology	113,503	–	113,503	–

Long-Term Fixed Income
Asset-Backed Securities	206,087,044	–	206,087,044	–
Basic Materials	10,874,206	–	10,874,206	–
Capital Goods	9,096,877	–	9,096,877	–
Collateralized Mortgage Obligations	137,493,148	–	132,210,148	5,283,000
Commercial Mortgage-Backed Securities	9,492,873	–	9,492,873	–
Communications Services	17,595,996	–	17,595,996	–
Consumer Cyclical	14,057,471	–	14,057,471	–
Consumer Non-Cyclical	40,734,617	–	40,734,617	–
Energy	27,431,463	–	27,431,463	–
Financials	114,574,154	–	114,574,154	–
Foreign Government	3,325,365	–	3,325,365	–
Mortgage-Backed Securities	41,082,610	–	41,082,610	–
Technology	14,792,177	–	14,792,177	–
Transportation	18,796,066	–	18,796,066	–
U.S. Government & Agencies	251,345,185	–	251,345,185	–
Utilities	24,328,747	–	24,328,747	–

Preferred Stock
Financials	1,468,800	1,468,800	–	–

Common Stock
Energy	274,461	274,461	–	–
Short-Term Investments	999,001	–	999,001	–
Subtotal Investments in Securities	$946,566,651	$1,743,261	$939,095,711	$5,727,679
Other Investments *	Total
Affiliated Short-Term Investments	61,869,521
Collateral Held for Securities Loaned	2,964,000
Subtotal Other Investments	$64,833,521

Total Investments at Value	$1,011,400,172

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	444,747	444,747	–	–
Total Asset Derivatives	$444,747	$444,747	$–	$–
Liability Derivatives
Futures Contracts	1,409,380	1,409,380	–	–
Total Liability Derivatives	$1,409,380	$1,409,380	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents Limited Maturity Bond Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $999,001 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	795	September 2019	$170,008,222	$444,747
Total Futures Long Contracts			$170,008,222	$444,747
CBOT 10-Yr. U.S. Treasury Note	(437)	September 2019	($54,920,617)	($762,744)
CBOT 5-Yr. U.S. Treasury Note	(610)	September 2019	(71,318,502)	(389,859)
CBOT U.S. Long Bond	(44)	September 2019	(6,698,856)	(147,269)
CME Ultra Long Term U.S. Treasury Bond	(22)	September 2019	(3,810,396)	(95,979)
Ultra 10-Yr. U.S. Treasury Note	(5)	September 2019	(675,690)	(13,529)
Total Futures Short Contracts			($137,424,061)	($1,409,380)
Total Futures Contracts			$32,584,161	($964,633)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$59,152	$272,024	$269,306	$61,870	6,187	6.4%
Total Affiliated Short-Term Investments	59,152			61,870		6.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	12,200	9,236	2,964	2,964	0.3
Total Collateral Held for Securities Loaned	–			2,964		0.3
Total Value	$59,152			$64,834

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$1,080
Total Income from Affiliated Investments				$1,080
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (95.3%)	Value
Communications Services (8.1%)
1,428	Auto Trader Group plc[a]	$9,374
2,883	Deutsche Telekom AG	47,227
968	Elisa Oyj	45,521
129,000	HKT Trust and HKT, Ltd.	206,317
7,400	KDDI Corporation	193,077
1,700	Nippon Telegraph & Telephone Corporation	76,723
11,600	NTT DOCOMO, Inc.	278,138
297,000	PCCW, Ltd.	169,380
751	Proximus SA	21,412
870	Rogers Communications Inc.	45,161
64	Telenet Group Holding NV	3,143
2,440	Verizon Communications, Inc.	134,859

	Total	1,230,332

Consumer Discretionary (9.9%)
1,500	Benesse Holdings, Inc.	35,107
322	Berkeley Group Holdings plc	15,145
2,143	Bunzl plc	55,857
150	Cie Generale des Etablissements Michelin	16,582
49	Hermes International	34,419
862	Home Depot, Inc.	184,201
775	McDonald’s Corporation	163,308
4,000	Rinnai Corporation	269,563
526	Ross Stores, Inc.	55,772
1,400	Sankyo Company, Ltd.	48,198
4,600	Sekisui House, Ltd.	77,341
1,500	SHIMAMURA Company, Ltd.	106,063
11,004	SmartCentres Real Estate Investment Trust	270,056
16,672	Taylor Wimpey plc	32,666
2,258	TJX Companies, Inc.	123,196
1,100	Yahoo Japan Corporation	3,222

	Total	1,490,696

Consumer Staples (15.8%)
1,758	Altria Group, Inc.	82,749
541	Carlsberg AS	73,895
3,170	Coca-Cola Company	166,837
886	Colgate-Palmolive Company	63,562
3,814	Empire Company, Ltd.	100,942
244	Hershey Company	37,025
13,200	Japan Tobacco, Inc.	290,845
109	Kerry Group plc	12,718
50	Kimberly-Clark Corporation	6,783
3,781	Koninklijke Ahold Delhaize NV	85,878
2,400	Lawson, Inc.	119,932
539	Loblaw Companies, Ltd.	27,967
790	Mondelez International, Inc.	42,257
3,113	Nestle SA	330,249
2,512	PepsiCo, Inc.	321,059
351	Procter & Gamble Company	41,432
3,900	Sundrug Company, Ltd.	107,832
300	TSURUHA Holdings, Inc.	30,537
2,175	Unilever NV	126,071
2,535	Unilever plc	152,511
1,546	Wal-Mart Stores, Inc.	170,647

	Total	2,391,728

Energy (0.3%)
310	Chevron Corporation	38,164

	Total	38,164

Financials (13.9%)
296	Alleghany Corporation[b]	202,976

Shares	Common Stock (95.3%)	Value
Financials (13.9%) - continued
1,511	Allstate Corporation	$162,281
237	American Express Company	29,476
2,216	American Financial Group, Inc.	226,874
950	Aon plc	179,788
689	Arch Capital Group, Ltd.[b]	26,657
935	Arthur J. Gallagher & Company	84,552
897	Berkshire Hathaway, Inc.[b]	184,271
750	Chubb, Ltd.	114,630
12,839	CI Financial Corporation	199,035
594	Deutsche Boerse AG	82,461
22,863	Direct Line Insurance Group plc	89,433
350	Hartford Financial Services Group, Inc.	20,170
137	Intercontinental Exchange, Inc.	12,037
7,522	Israel Discount Bank, Ltd.	32,465
77	Markel Corporation[b]	85,773
2,468	Marsh & McLennan Companies, Inc.	243,838
449	Pargesa Holding SA	33,700
54	Reinsurance Group of America, Inc.	8,420
23	United Urban Investment Corporation	38,913
618	W.R. Berkley Corporation	42,883

	Total	2,100,633

Health Care (12.0%)
481	Abbott Laboratories	41,895
84	Amgen, Inc.	15,673
852	Baxter International, Inc.	71,542
896	Danaher Corporation	125,888
1,049	Eli Lilly and Company	114,289
1,066	GlaxoSmithKline plc	22,046
2,096	Johnson & Johnson	272,941
1,428	Medtronic plc	145,570
2,600	Mitsubishi Tanabe Pharma Corporation	29,354
1,862	Novartis AG	170,743
3,328	Novo Nordisk AS	159,808
3,569	Pfizer, Inc.	138,620
1,238	Recordati SPA	55,444
922	Roche Holding AG	246,787
210	Sonova Holding AG	48,291
243	Stryker Corporation	50,977
422	UnitedHealth Group, Inc.	105,082

	Total	1,814,950

Industrials (5.6%)
320	AMETEK, Inc.	28,675
457	Geberit AG	210,970
404	General Dynamics Corporation	75,120
1,039	Honeywell International, Inc.	179,186
233	Lockheed Martin Corporation	84,386
4,680	RELX plc	111,002
9	SGS SA	22,225
1,900	Singapore Airport Terminal Services, Ltd.	6,620
100	Sumitomo Corporation	1,484
654	United Technologies Corporation	87,374
449	Waste Connections, Inc.	40,733

	Total	847,775

Information Technology (11.9%)
147	Accenture plc	28,309
1,442	Amphenol Corporation	134,567
925	Automatic Data Processing, Inc.	154,031
8,300	Canon, Inc.	225,106
4,179	CGI, Inc.[b]	321,642
3,229	Cisco Systems, Inc.	178,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (95.3%)	Value
Information Technology (11.9%) - continued
872	Fiserv, Inc.[b]	$91,935
179	International Business Machines Corporation	26,535
576	MasterCard, Inc.	156,827
1,274	Microsoft Corporation	173,608
3,930	Oracle Corporation	221,259
631	Synopsys, Inc.[b]	83,772

	Total	1,796,478

Materials (2.0%)
1,707	Barrick Gold Corporation	27,743
1,700	Kirkland Lake Gold, Ltd.	70,303
5,450	Newmont Mining Corporation	199,034

	Total	297,080

Real Estate (9.0%)
669	American Tower Corporation	141,574
1,199	AvalonBay Communities, Inc.	250,339
2,186	Camden Property Trust	226,710
7,700	CapitaLand Mall Trust	14,634
128	Crown Castle International Corporation	17,057
700	Daito Trust Construction Company, Ltd.	90,267
722	Equity Residential	56,959
1,675	H&R REIT	28,784
43,000	Hang Lung Properties, Ltd.	101,225
4,000	Hysan Development Company, Ltd.	19,056
12,000	Kerry Properties, Ltd.	45,060
5,636	Klepierre SA	173,853
2,500	Link REIT	29,078
31,465	Mirvac Group	69,138
195	Public Storage, Inc.	47,338
992	RioCan Real Estate Investment Trust	19,558
14,140	Vicinity Centres	25,186

	Total	1,355,816

Utilities (6.8%)
703	Ameren Corporation	53,210
1,497	American Electric Power Company, Inc.	131,452
4,200	Chugoku Electric Power Company, Inc.	52,413
6,500	CLP Holdings, Ltd.	70,672
2,071	Consolidated Edison, Inc.	175,952
3,229	Duke Energy Corporation	280,019
9,900	Enel SPA	67,723
166	Evergy, Inc.	10,041
151	NextEra Energy, Inc.	31,283
515	Southern Company	28,943
2,140	Xcel Energy, Inc.	127,565

	Total	1,029,273

	Total Common Stock (cost $13,083,388)	14,392,925

Shares or Principal Amount	Short-Term Investments (4.4%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.330%, 8/2/2019[c,d]	99,995

Shares or Principal Amount	Short-Term Investments (4.4%)	Value
	Thrivent Core Short-Term Reserve Fund
56,065	2.490%	$560,646

	Total Short-Term Investments (cost $660,640)	660,641

	Total Investments (cost $13,744,028) 99.7%	$15,053,566

	Other Assets and Liabilities, Net 0.3%	44,261

	Total Net Assets 100.0%	$15,097,827

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $9,374 or 0.1% of total net assets.

b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services	1,230,332	134,859	1,095,473	–
Consumer Discretionary	1,490,696	526,477	964,219	–
Consumer Staples	2,391,728	932,351	1,459,377	–
Energy	38,164	38,164	–	–
Financials	2,100,633	1,624,626	476,007	–
Health Care	1,814,950	1,082,477	732,473	–
Industrials	847,775	495,474	352,301	–
Information Technology	1,796,478	1,249,730	546,748	–
Materials	297,080	199,034	98,046	–
Real Estate	1,355,816	739,977	615,839	–
Utilities	1,029,273	838,465	190,808	–
Short-Term Investments	99,995	–	99,995	–
Subtotal Investments in Securities	$14,492,920	$7,861,634	$6,631,286	$–
Other Investments *	Total
Affiliated Short-Term Investments	560,646
Subtotal Other Investments	$560,646

Total Investments at Value	$15,053,566

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	206	206	–	–
Total Asset Derivatives	$206	$206	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $99,995 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	8	September 2019	$513,954	$206

Total Futures Long Contracts			$513,954	$206

Total Futures Contracts			$513,954	$206

Reference Description:

MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$—	$4,467	$3,906	$561	56	3.7%
Total Affiliated Short-Term Investments	—			561		3.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	580	580	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$—			$561

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$4
Total Income from Affiliated Investments				$4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (94.4%)	Value
Communications Services (4.0%)
900,950	DISH Network Corporation[a]	$30,506,167
897,575	Twitter, Inc.[a]	37,976,398
464,900	Zillow Group, Inc.[a]	23,170,616

	Total	91,653,181

Consumer Discretionary (8.5%)
2,017,175	American Axle & Manufacturing Holdings, Inc.[a]	24,347,302
571,852	Etsy, Inc.[a]	38,325,521
193,075	Lululemon Athletica, Inc.[a]	36,894,702
494,650	Norwegian Cruise Line Holdings, Ltd.[a]	24,455,496
258,850	RHa,b	36,083,690
950,976	Toll Brothers, Inc.	34,206,607

	Total	194,313,318

Consumer Staples (2.9%)
1,497,025	Hain Celestial Group, Inc.[a]	32,590,234
551,725	TreeHouse Foods, Inc.[a]	32,739,362

	Total	65,329,596

Energy (4.5%)
3,055,900	Callon Petroleum Company[a,b]	15,035,028
235,400	Diamondback Energy, Inc.	24,347,422
1,388,600	EQT Corporation	20,981,746
1,941,050	Patterson-UTI Energy, Inc.	22,574,411
1,796,615	WPX Energy, Inc.[a]	18,756,661

	Total	101,695,268

Financials (17.7%)
1,409,250	Ally Financial, Inc.	46,378,417
1,217,800	Assured Guaranty, Ltd.	53,205,682
1,032,700	E*TRADE Financial Corporation	50,385,433
354,250	First Republic Bank	35,198,280
392,800	Hartford Financial Services Group, Inc.	22,637,064
2,689,450	KeyCorp	49,405,197
41,910	Markel Corporation[a]	46,684,806
1,292,100	Radian Group, Inc.	29,459,880
1,540,600	Zions Bancorporations NA	69,434,842

	Total	402,789,601

Health Care (8.1%)
1,034,250	Bausch Health Companies, Inc.[a]	24,790,972
265,675	Edwards Lifesciences Corporation[a]	56,548,924
1,264,077	Halozyme Therapeutics, Inc.[a]	21,476,668
213,525	Jazz Pharmaceuticals, Inc.[a]	29,761,115
178,150	Ligand Pharmaceuticals, Inc.[a,b]	16,302,506
242,039	Universal Health Services, Inc.	36,514,004

	Total	185,394,189

Industrials (15.3%)
458,325	AGCO Corporation	35,291,025
613,825	Altra Industrial Motion Corporation	17,635,192
359,350	Brink’s Company	32,398,996
583,375	CSX Corporation	41,069,600
281,475	Huntington Ingalls Industries, Inc.	64,260,742
1,270,190	Southwest Airlines Company	65,452,891
457,450	United Airlines Holdings, Inc.[a]	42,044,229
323,405	Verisk Analytics, Inc.	49,067,007

	Total	347,219,682

Information Technology (15.2%)
1,044,095	Advanced Micro Devices, Inc.[a]	31,792,693
765,850	Akamai Technologies, Inc.[a]	67,494,361
258,200	Alliance Data Systems Corporation	40,516,744

Shares	Common Stock (94.4%)	Value
Information Technology (15.2%) - continued
192,650	ANSYS, Inc.[a]	$39,131,068
798,150	Ciena Corporation[a]	36,092,343
503,200	DocuSign, Inc.[a]	26,025,504
284,350	KLA-Tencor Corporation	38,762,592
15,000	Nice, Ltd. ADR[a]	2,290,800
699,113	Teradata Corporation[a]	25,601,518
702,076	Teradyne, Inc.	39,126,695

	Total	346,834,318

Materials (4.1%)
554,700	Ball Corporation	39,649,956
1,478,875	Owens-Illinois, Inc.	25,096,509
915,333	Steel Dynamics, Inc.	28,842,143

	Total	93,588,608

Real Estate (8.2%)
271,550	Alexandria Real Estate Equities, Inc.	39,744,058
425,550	Camden Property Trust	44,133,790
216,900	Digital Realty Trust, Inc.	24,804,684
988,150	Duke Realty Corporation	32,935,040
1,325,959	Host Hotels & Resorts, Inc.	23,058,427
497,950	QTS Realty Trust, Inc.	23,045,126

	Total	187,721,125

Utilities (5.9%)
680,950	Alliant Energy Corporation	33,734,263
573,750	CMS Energy Corporation	33,403,725
381,900	Entergy Corporation	40,336,278
480,800	Public Service Enterprise Group, Inc.	27,477,720

	Total	134,951,986

	Total Common Stock (cost $1,705,320,551)	2,151,490,872

Shares	Collateral Held for Securities Loaned (3.3%)	Value
74,542,946	Thrivent Cash Management Trust	74,542,946

	Total Collateral Held for Securities Loaned (cost $74,542,946)	74,542,946

Shares	Short-Term Investments (5.5%)	Value
12,413,890	Thrivent Core Short-Term Reserve Fund 2.490%	124,138,904

	Total Short-Term Investments (cost $124,138,904)	124,138,904

	Total Investments (cost $1,904,002,401) 103.2%	$2,350,172,722

	Other Assets and Liabilities, Net (3.2%)	(72,072,185)

	Total Net Assets 100.0%	$2,278,100,537

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$47,651,350

Total lending	$47,651,350
Gross amount payable upon return of collateral for securities loaned	$74,542,946

Net amounts due to counterparty	$26,891,596

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	91,653,181	91,653,181	–	–
Consumer Discretionary	194,313,318	194,313,318	–	–
Consumer Staples	65,329,596	65,329,596	–	–
Energy	101,695,268	101,695,268	–	–
Financials	402,789,601	402,789,601	–	–
Health Care	185,394,189	185,394,189	–	–
Industrials	347,219,682	347,219,682	–	–
Information Technology	346,834,318	346,834,318	–	–
Materials	93,588,608	93,588,608	–	–
Real Estate	187,721,125	187,721,125	–	–
Utilities	134,951,986	134,951,986	–	–
Subtotal Investments in Securities	$2,151,490,872	$2,151,490,872	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	124,138,904
Collateral Held for Securities Loaned	74,542,946
Subtotal Other Investments	$198,681,850

Total Investments at Value	$2,350,172,722

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$167,231	$245,429	$288,521	$124,139	12,414	5.5%

Total Affiliated Short-Term Investments	167,231			124,139		5.5

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	21,669	296,388	243,514	74,543	74,543	3.3

Total Collateral Held for Securities Loaned	21,669			74,543		3.3

Total Value	$188,900			$198,682

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$3,336

Total Income from Affiliated Investments				$3,336

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	45

Total Affiliated Income from Securities Loaned, Net				$45

Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$419,634	4.984%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$418,060
	Ball Metalpack Finco, LLC, Term Loan
163,350	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	160,764
	Big River Steel, LLC, Term Loan
265,275	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	265,938
	Chemours Company, Term Loan
493,750	3.990%, (LIBOR 1M + 1.750%), 4/3/2025[b]	467,522
	Momentive Performance Materials USA, LLC, Term Loan
225,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	223,736
	MRC Global (US), Inc., Term Loan
367,832	5.234%, (LIBOR 1M + 3.000%), 9/22/2024[b]	368,524
	Peabody Energy Corporation, Term Loan
281,438	4.984%, (LIBOR 1M + 2.750%), 3/31/2025[b]	280,382
	Pixelle Specialty Solutions, LLC, Term Loan
398,000	8.234%, (LIBOR 1M + 6.000%), 10/31/2024[b]	392,527
	Starfruit US Holdco, LLC, Term Loan
174,562	5.610%, (LIBOR 1M + 3.250%), 10/1/2025[b]	171,363

	Total	2,748,816

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
226,268	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	226,637
	Flex Acquisition Company, Inc. Term Loan
1,154,651	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	1,104,494
	GFL Environmental, Inc., Term Loan
436,339	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	432,599
	Navistar, Inc., Term Loan
462,950	5.830%, (LIBOR 1M + 3.500%), 11/6/2024[b]	463,820
	Sotera Health Holdings, LLC, Term Loan
275,247	5.234%, (LIBOR 1M + 3.000%), 5/15/2022[b]	272,150
	TransDigm, Inc., Term Loan
359,091	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b]	357,016
	Vertiv Group Corporation, Term Loan
705,713	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	671,309

	Total	3,528,025

Communications Services (0.3%)
	Altice France SA, Term Loan
190,613	4.984%, (LIBOR 1M + 2.750%), 7/31/2025[b]	183,464

Principal Amount	Bank Loans (1.6%)[a]	Value
Communications Services (0.3%) - continued
	CenturyLink, Inc., Term Loan
$1,228,899	4.984%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,220,530
	Charter Communications Operating, LLC, Term Loan
492,500	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	493,229
	CommScope Inc., Term Loan
200,000	5.484%, (LIBOR 1M + 3.250%), 4/4/2026[b]	200,050
	CSC Holdings, LLC, Term Loan
359,100	5.325%, (LIBOR 1M + 3.000%), 4/15/2027[b]	360,296
	Diamond Sports Group, LLC, Term Loan
315,000	0.000%, (LIBOR 3M + 3.250%), 7/18/2026[b,c,d]	315,520
	Frontier Communications Corporation, Term Loan
717,726	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	708,755
	HCP Acquisition, LLC, Term Loan
463,133	4.984%, (LIBOR 1M + 2.750%), 5/16/2024[b]	461,809
	Intelsat Jackson Holdings SA, Term Loan
400,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	400,856
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,120,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,e]	1,117,200
86,603	9.075%, (LIBOR 1M + 6.750%), 7/7/2023[b,e]	85,953
	Mediacom Illinois, LLC, Term Loan
207,375	4.100%, (LIBOR 1W + 1.750%), 2/15/2024[b]	207,375
	NEP Group, Inc., Term Loan
313,425	5.484%, (LIBOR 1M + 3.250%), 10/20/2025[b]	313,165
40,000	9.234%, (LIBOR 1M + 7.000%), 10/19/2026[b]	39,700
	SBA Senior Finance II, LLC, Term Loan
301,950	4.240%, (LIBOR 1M + 2.000%), 4/11/2025[b]	300,987
	Sprint Communications, Inc., Term Loan
855,312	4.750%, (LIBOR 1M + 2.500%), 2/3/2024[b]	852,960
	TNS, Inc., Term Loan
557,440	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,e]	544,201
	WideOpenWest Finance, LLC, Term Loan
356,648	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	349,885
	Windstream Services, LLC, Term Loan
50,000	4.740%, (LIBOR 1M + 2.500%), 2/26/2021[b,e]	50,250
342,487	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	350,700

	Total	8,556,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Cyclical (0.2%)
	Cengage Learning, Inc., Term Loan
$693,884	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	$667,752
	Four Seasons Hotels, Ltd., Term Loan
344,697	4.234%, (LIBOR 1M + 2.000%), 11/30/2023[b]	344,966
	Golden Entertainment, Inc., Term Loan
651,375	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,e]	653,003
	Golden Nugget, LLC, Term Loan
498,876	5.020%, (LIBOR 1M + 2.750%), 10/4/2023[b]	499,410
	KAR Auction Services, Inc., Term Loan
55,422	4.875%, (LIBOR 3M + 2.500%), 3/9/2023[b]	55,353
	Mohegan Gaming and Entertainment, Term Loan
494,080	6.234%, (LIBOR 1M + 4.000%), 10/13/2023[b]	458,259
	Penn National Gaming, Inc., Term Loan
248,750	4.484%, (LIBOR 1M + 2.250%), 10/15/2025[b]	249,031
	Scientific Games International, Inc., Term Loan
1,221,727	4.984%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,214,286
	Staples, Inc., Term Loan
165,000	6.832%, (LIBOR 1M + 4.500%), 9/12/2024[b,e]	162,938
495,000	7.332%, (LIBOR 1M + 5.000%), 4/12/2026[b]	482,318
	Stars Group Holdings BV, Term Loan
722,599	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	724,767
	Tenneco, Inc., Term Loan
512,425	5.234%, (LIBOR 1M + 3.000%), 10/1/2025[b]	476,555
	Wyndham Hotels & Resorts, Inc., Term Loan
243,162	3.984%, (LIBOR 1M + 1.750%), 5/30/2025[b]	243,620

	Total	6,232,258

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
1,252,435	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	1,211,731
103,425	6.484%, (LIBOR 1M + 4.250%), 3/14/2025[b]	99,417
	Albertson’s, LLC, Term Loan
346,095	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	346,683
441,090	5.234%, (LIBOR 1M + 3.000%), 6/22/2023[b]	441,686
248,750	5.234%, (LIBOR 1M + 3.000%), 11/16/2025[b]	248,971
	Amneal Pharmaceuticals, LLC, Term Loan
390,959	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	361,496

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	Bausch Health Companies, Inc., Term Loan
$743,905	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	$746,323
	Chobani, LLC, Term Loan
359,080	5.734%, (LIBOR 1M + 3.500%), 10/7/2023[b]	355,152
	Endo International plc, Term Loan
957,524	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	871,950
	Energizer Holdings, Inc., Term Loan
501,075	4.688%, (LIBOR 1M + 2.250%), 1/2/2026[b]	500,138
	JBS USA LUX SA, Term Loan
408,975	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	409,715
	Mallinckrodt International Finance SA, Term Loan
478,788	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	406,371
	McGraw-Hill Global Education Holdings, LLC, Term Loan
935,814	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,c,d]	894,293
	Ortho-Clinical Diagnostics SA, Term Loan
1,003,373	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	973,904
	Plantronics, Inc., Term Loan
946,641	4.734%, (LIBOR 1M + 2.500%), 7/2/2025[b]	946,404
	Prime Security Services Borrower, LLC, Term Loan
290,000	4.984%, (LIBOR 1M + 2.750%), 5/2/2022[b]	289,498

	Total	9,103,732

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
300,000	6.984%, (LIBOR 1M + 4.750%), 12/19/2025[b]	278,250
	Calpine Corporation, Term Loan
358,465	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	358,515
	CONSOL Energy, Inc., Term Loan
289,275	6.740%, (LIBOR 1M + 4.500%), 9/28/2024[b]	289,275
	Consolidated Energy Finance SA, Term Loan
202,950	4.825%, (LIBOR 1M + 2.500%), 5/7/2025[b,e]	197,369
	Fieldwood Energy, LLC, Term Loan
290,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	265,985
	HFOTCO, LLC, Term Loan
767,250	4.990%, (LIBOR 1M + 2.750%), 6/26/2025[b]	764,373
	McDermott Technology (Americas), Inc., Term Loan
577,688	7.234%, (LIBOR 1M + 5.000%), 5/10/2025[b]	550,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Energy (0.1%) - continued
	Radiate Holdco, LLC, Term Loan
$965,189	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	$953,925

	Total	3,658,517

Financials (0.2%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
398,453	4.022%, (LIBOR 1M + 1.750%), 1/15/2025[b]	399,262
	Blackstone CQP Holdco, LP, Term Loan
240,000	5.887%, (LIBOR 3M + 3.500%), 6/20/2024[b]	240,900
	Digicel International Finance, Ltd., Term Loan
739,642	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	631,470
	DTZ U.S. Borrower, LLC, Term Loan
496,250	5.484%, (LIBOR 1M + 3.250%), 8/21/2025[b]	497,803
	Genworth Holdings, Inc., Term Loan
103,687	6.761%, (LIBOR 1M + 4.500%), 3/7/2023[b]	104,336
	GGP Nimbus, LLC, Term Loan
565,725	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	554,331
	Grizzly Finco, Term Loan
198,500	5.570%, (LIBOR 3M + 3.250%), 10/1/2025[b]	198,571
	Harland Clarke Holdings Corporation, Term Loan
585,646	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,e]	448,019
	MoneyGram International, Inc., Term Loan
270,053	8.330%, (LIBOR 3M + 6.000%), 6/30/2023[b]	265,103
	Sable International Finance, Ltd., Term Loan
879,040	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	883,875
	Trans Union, LLC, Term Loan
356,271	4.234%, (LIBOR 1M + 2.000%), 4/9/2023[b]	356,994
	Tronox Finance, LLC, Term Loan
541,139	5.272%, (LIBOR 1M + 3.000%), 9/22/2024[b]	536,826

	Total	5,117,490

Technology (0.1%)
	Rackspace Hosting, Inc., Term Loan
1,005,872	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	931,438
	SS&C Technologies Holdings Europe SARL, Term Loan
123,267	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	123,191
	SS&C Technologies, Inc., Term Loan
148,861	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	148,810
181,053	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	180,940

	Total	1,384,379

Principal Amount	Bank Loans (1.6%)[a]	Value
Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
$700,700	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b]	$687,562
	Core and Main, LP, Term Loan
310,275	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	309,887
	EnergySolutions, LLC, Term Loan
242,550	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,e]	232,848
	TerraForm Power Operating, LLC, Term Loan
172,807	4.234%, (LIBOR 1M + 2.000%), 11/8/2022[b]	172,591

	Total	1,402,888

	Total Bank Loans (cost $42,500,884)	41,732,990

Shares	Registered Investment Companies (42.8%)	Value
Affiliated (42.1%)
5,203,531	Thrivent Core Emerging Markets Debt Fund	51,723,098
2,280,830	Thrivent Core International Equity Fund	21,257,333
6,582,687	Thrivent Core Low Volatility Equity Fund	77,807,357
2,008,138	Thrivent Global Stock Fund, Class S	52,291,922
8,227,036	Thrivent High Yield Fund, Class S	39,160,694
12,831,227	Thrivent Income Fund, Class S	120,356,908
12,859,684	Thrivent International Allocation Fund, Class S	126,667,884
13,788,861	Thrivent Large Cap Growth Fund, Class S	175,670,092
8,764,026	Thrivent Large Cap Value Fund, Class S	196,138,904
5,288,783	Thrivent Limited Maturity Bond Fund, Class S	66,056,898
4,135,053	Thrivent Mid Cap Stock Fund, Class S	113,052,338
1,180,583	Thrivent Small Cap Stock Fund, Class S	28,829,849

	Total	1,069,013,277

Unaffiliated (0.7%)
30,500	Invesco Senior Loan ETF	696,010
11,362	iShares Russell 2000 Growth Index Fund[g]	2,312,053
1,862	iShares Russell 2000 Index Fund[g]	291,515
1,383	iShares Russell 2000 Value Index Fund	167,288
4,092	Materials Select Sector SPDR Fund	238,727
4,852	ProShares Ultra S&P 500[g]	626,781
34,568	SPDR S&P 500 ETF Trust	10,281,560
16,817	SPDR S&P Biotech ETF[g]	1,440,881
5,252	SPDR S&P Metals & Mining ETF[g]	146,899
2,588	SPDR S&P Retail ETF	110,223
31,651	Vanguard Real Estate ETF	2,813,457

	Total	19,125,394

	Total Registered Investment Companies (cost $832,965,474)	1,088,138,671

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Asset-Backed Securities (0.9%)
	Access Group, Inc.
$71,021	2.766%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,h	$70,619
	Aimco
800,000	3.618%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,h	799,956
	Ares CLO, Ltd.
1,000,000	3.703%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,h]	987,347
	Benefit Street Partners CLO IV, Ltd.
1,300,000	3.528%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRb,h	1,300,272
800,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,h	799,620
	Betony CLO, Ltd.
940,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,h]	931,252
	Buttermilk Park CLO, Ltd.
1,750,000	3.703%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,h]	1,735,410
	Carlyle Global Market Strategies CLO, Ltd.
1,150,000	3.753%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,h	1,135,632
	Colony American Finance Trust
1,300,000	2.835%, 6/15/2051, Ser. 2019-2, Class A*	1,304,133
	Commonbond Student Loan Trust
174,955	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,h]	171,241
	Deephaven Residential Mortgage Trust
947,785	4.080%, 10/25/2058, Ser. 2018-4A, Class A1[b,h]	958,959
	Dryden Senior Loan Fund
950,000	3.700%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,h]	935,574
	Earnest Student Loan Program, LLC
294,227	3.020%, 5/25/2034, Ser. 2016-B, Class A2[h]	293,991
	Edlinc Student Loan Funding Trust
9,981	5.290%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,h	10,002
	Galaxy XX CLO, Ltd.
650,000	3.278%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,h	643,397
	Golub Capital Partners, Ltd.
890,000	3.428%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,h]	889,994
769,000	3.478%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,h	765,460

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Asset-Backed Securities (0.9%) - continued
	Harley Marine Financing, LLC
$2,230,774	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[h]	$1,843,177
	Home Partners of America Trust
1,500,000	2.908%, 9/17/2039, Ser. 2019-1, Class Ah	1,499,565
	Madison Park Funding XIV, Ltd.
500,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,h	495,192
	Magnetite XII, Ltd.
650,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,h]	647,968
	Mountain View CLO, Ltd.
475,000	3.423%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,h	469,967
	National Collegiate Trust
546,932	2.561%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,h	532,076
	Neuberger Berman CLO XIV, Ltd.
850,000	3.506%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,h	850,079
	Neuberger Berman CLO, Ltd.
180,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,h	179,786
	Octagon Investment Partners XVI, Ltd.
200,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,h	196,346
	OZLM VIII, Ltd.
210,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,h	209,790
	Palmer Square Loan Funding, Ltd.
550,000	3.928%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,h]	549,995
	PPM CLO 3, Ltd.
500,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,h	499,982
	Race Point IX CLO, Ltd.
600,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,h	599,213
	Shackleton CLO, Ltd.
450,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,h]	447,766
	SLM Student Loan Trust
170,563	2.666%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	165,563
	SoFi Professional Loan Program, LLC
108,330	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	108,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Asset-Backed Securities (0.9%) - continued
	TCW GEM II, Ltd.
$900,000	4.429%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,h	$899,969

	Total	23,927,482

Basic Materials (0.4%)
	Anglo American Capital plc
300,000	4.875%, 5/14/2025[h]	323,041
	ArcelorMittal SA
349,000	6.125%, 6/1/2025[g]	393,522
	CF Industries, Inc.
500,000	3.450%, 6/1/2023[g]	505,000
	Dow Chemical Company
325,000	4.800%, 11/30/2028[h]	364,020
	DowDuPont, Inc.
600,000	4.493%, 11/15/2025	655,641
	Element Solutions, Inc.
350,000	5.875%, 12/1/2025[h]	356,125
	First Quantum Minerals, Ltd.
560,000	7.500%, 4/1/2025[h]	548,100
	Glencore Funding, LLC
152,000	4.125%, 5/30/2023[h]	157,844
200,000	4.000%, 3/27/2027[h]	204,578
	International Paper Company
390,000	4.350%, 8/15/2048	386,399
	Kinross Gold Corporation
154,000	5.950%, 3/15/2024	168,530
460,000	4.500%, 7/15/2027	465,750
	Novelis Corporation
575,000	5.875%, 9/30/2026[h]	595,844
	Olin Corporation
560,000	5.125%, 9/15/2027	563,051
	Peabody Securities Finance Corporation
465,000	6.375%, 3/31/2025[h]	478,950
	Sherwin-Williams Company
153,000	3.125%, 6/1/2024	156,190
	Syngenta Finance NV
475,000	3.933%, 4/23/2021[h]	482,603
	Teck Resources, Ltd.
581,000	6.125%, 10/1/2035	664,382
	Tronox Finance plc
310,000	5.750%, 10/1/2025[h]	291,787
	Vale Overseas, Ltd.
85,000	4.375%, 1/11/2022	87,551
225,000	6.250%, 8/10/2026	253,350
132,000	6.875%, 11/21/2036	159,702
	Westlake Chemical Corporation
304,000	3.600%, 8/15/2026	309,241
	WestRock Company
245,000	3.750%, 3/15/2025	255,194
	Weyerhaeuser Company
600,000	4.000%, 11/15/2029	644,914

	Total	9,471,309

Capital Goods (0.6%)
	AECOM
540,000	5.875%, 10/15/2024	583,200
	Amsted Industries, Inc.
390,000	5.625%, 7/1/2027[h]	409,617
	Ardagh Packaging Finance plc
480,000	6.000%, 2/15/2025[h]	495,600
	Boeing Company
375,000	3.850%, 11/1/2048	385,654

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Capital Goods (0.6%) - continued
	Bombardier, Inc.
$800,000	7.500%, 3/15/2025[h]	$813,500
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[h]	481,275
	Cemex SAB de CV
510,000	6.125%, 5/5/2025[h]	528,105
	Cintas Corporation No. 2
230,000	3.700%, 4/1/2027	246,360
	CNH Industrial Capital, LLC
336,000	4.875%, 4/1/2021	347,622
	CNH Industrial NV
210,000	3.850%, 11/15/2027	213,356
	Covanta Holding Corporation
270,000	6.000%, 1/1/2027	278,775
	Crown Cork & Seal Company, Inc.
450,000	7.375%, 12/15/2026	528,750
	H&E Equipment Services, Inc.
345,000	5.625%, 9/1/2025	354,487
	Ingersoll-Rand Luxembourg Finance SA
625,000	3.500%, 3/21/2026	647,405
	L3Harris Technologies, Inc.
507,000	3.950%, 5/28/2024[h]	532,298
	Lockheed Martin Corporation
312,000	3.600%, 3/1/2035	328,269
304,000	4.500%, 5/15/2036	352,132
78,000	6.150%, 9/1/2036	105,724
	Northrop Grumman Corporation
550,000	3.850%, 4/15/2045	569,535
	Owens-Brockway Glass Container, Inc.
675,000	5.000%, 1/15/2022[h]	695,250
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	237,679
	Reynolds Group Issuer, Inc.
570,000	5.125%, 7/15/2023[h]	579,975
	Rockwell Collins, Inc.
580,000	2.800%, 3/15/2022	586,080
	Roper Technologies, Inc.
228,000	2.800%, 12/15/2021	229,312
130,000	3.650%, 9/15/2023	135,341
192,000	4.200%, 9/15/2028	208,273
	Siemens Financieringsmaatschappij NV
636,000	4.200%, 3/16/2047[h]	704,377
	Textron, Inc.
100,000	7.250%, 10/1/2019	100,742
510,000	3.375%, 3/1/2028	512,719
	United Rentals North America, Inc.
435,000	5.500%, 7/15/2025	452,400
200,000	5.875%, 9/15/2026	212,750
	United Technologies Corporation
700,000	4.450%, 11/16/2038	802,736
400,000	3.750%, 11/1/2046	415,884
390,000	4.050%, 5/4/2047	423,612

	Total	14,498,794

Collateralized Mortgage Obligations (1.0%)
	Ajax Mortgage Loan Trust
1,060,500	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,h	1,076,799
	Alternative Loan Trust
175,317	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	147,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
$86,274	2016-1, Class A1[h]	$86,892
	3.674%, 7/27/2048, Ser.
1,820,053	2018-2, Class A1[b,h]	1,838,766
	3.628%, 3/25/2049, Ser.
640,102	2019-2, Class A1[b,h]	648,108
	Bellemeade Re, Ltd.
	3.490%, (LIBOR 1M + 1.100%), 7/25/2029, Ser.
1,000,000	2019-3A, Class M1Ab,h	1,000,163
	BRAVO Residential Funding Trust
	3.500%, 3/25/2058, Ser.
749,482	2019-1, Class A1Ch	758,264
	CHL Mortgage Pass-Through Trust
	6.000%, 11/25/2037, Ser.
2,561,344	2007-18, Class 1A2	2,182,418
	CIM Trust
	5.000%, 12/25/2057, Ser.
1,643,188	2018-R3, Class A1[b,h]	1,711,828
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
230,009	2005-9, Class 21A2	234,168
	COLT Funding, LLC
	3.470%, 7/27/2048, Ser.
307,193	2018-2, Class A1[b,h]	307,689
	Countrywide Alternative Loan Trust
	3.677%, 10/25/2035, Ser.
237,682	2005-43, Class 4A1[b]	207,034
	6.000%, 4/25/2036, Ser.
346,566	2006-4CB, Class 1A1	280,551
	6.000%, 1/25/2037, Ser.
142,922	2006-39CB, Class 1A16	142,253
760,006	7.000%, 10/25/2037, Ser. 2007-24, Class A10	438,839
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
268,121	2007-3, Class A27	220,018
	Credit Suisse Mortgage Trust
	3.850%, 9/25/2057, Ser.
1,234,150	2018-RPL9, Class A1[b,h]	1,274,115
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
168,331	2006-AR5, Class 23A	152,784
	Ellington Financial Mortgage Trust
	4.140%, 10/25/2058, Ser.
724,540	2018-1, Class A1FXb,h	734,283
	Federal Home Loan Mortgage Corporation
	4.000%, 7/15/2031, Ser.
761,349	4104, Class KIi	64,258
	3.000%, 2/15/2033, Ser.
573,622	4170, Class IGi	60,414
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
1,134,425	2012-150, Class YIi	129,657
	FWD Securitization Trust
	2.810%, 7/25/2049, Ser.
2,449,708	2019-INV1, Class A1[b,h]	2,445,724

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Collateralized Mortgage Obligations (1.0%) - continued
	Galton Funding Mortgage Trust 2017-1
	4.500%, 10/25/2058, Ser.
$1,044,852	2018-2, Class A41[b,h]	$1,067,318
	GCAT Trust
	2.985%, 2/25/2059, Ser.
195,071	2019-NQM1, Class A1[h,j]	195,548
	GS Mortgage-Backed Securities Trust
	3.750%, 10/25/2057, Ser.
1,403,692	2018-RPL1, Class A1Ah	1,444,612
	J.P. Morgan Mortgage Trust
	4.480%, 6/25/2036, Ser.
117,469	2006-A4, Class 1A2[b]	105,519
	MASTR Alternative Loans Trust
	2.716%, (LIBOR 1M + 0.450%), 12/25/2035, Ser.
405,702	2005-6, Class 2A1[b]	144,637
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
195,820	2007-F1, Class 2A1	146,295
	Preston Ridge Partners Mortgage, LLC
	4.500%, 1/25/2024, Ser.
772,661	2019-1A, Class A1[h,j]	779,883
	Pretium Mortgage Credit Partners, LLC
	4.213%, 7/25/2060, Ser.
439,929	2019-NPL1, Class A1[h,j]	442,774
	RCO 2017-INV1 Trust
	3.197%, 11/25/2052, Ser.
579,930	2017-INV1, Class Ab,h	575,715
	RCO Mortgage, LLC
	4.270%, 12/26/2053, Ser.
1,147,571	2018-VFS1, Class A1[b,h]	1,165,790
	Toorak Mortgage Corporation
	4.458%, 3/25/2022, Ser.
400,000	2019-1, Class A1[h,j]	400,641
	Verus Securitization Trust
	2.853%, 1/25/2047, Ser.
269,783	2017-1A, Class A1[b,h]	269,883
	2.485%, 7/25/2047, Ser.
357,857	2017-2A, Class A1[b,h]	356,156
	3.836%, 2/25/2059, Ser.
309,668	2019-1, Class A1[b,h]	313,249
	3.211%, 4/25/2059, Ser.
190,708	2019-2, Class A1[b,h]	192,121
	2.913%, 7/25/2059, Ser.
1,200,000	2019-INV2, Class A1[b,h]	1,198,826
	Verus Securitization Trust 2019-2
	3.345%, 4/25/2059, Ser.
381,416	2019-2, Class A2[b,h]	384,237
	WaMu Mortgage Pass Through Certificates
	3.847%, 9/25/2036, Ser.
54,902	2006-AR10, Class 1A2[b]	52,718
	3.915%, 10/25/2036, Ser.
224,548	2006-AR12, Class 1A1[b]	219,488

	Total	25,597,994

Commercial Mortgage-Backed Securities (1.3%)
	CSAIL Commercial Mortgage Trust
	3.504%, 6/15/2057, Ser.
1,300,000	2015-C2, Class A4	1,363,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Commercial Mortgage-Backed Securities (1.3%) - continued
	Federal Home Loan Mortgage Corporation - REMIC
$4,775,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,k]	$5,303,816
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,225,000	3.422%, 2/25/2052, Ser. K090, Class A2[k]	1,321,361
1,975,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,k]	2,198,013
2,650,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,k]	2,924,358
3,250,000	3.505%, 3/25/2029, Ser. K091, Class A2[k]	3,528,916
879,877	3.000%, 3/15/2045, Ser. 4741, Class GA	896,712
	Federal National Mortgage Association
2,750,000	3.410%, 5/1/2028	2,915,415
1,300,000	3.640%, 6/1/2028	1,399,612
350,000	3.710%, 7/1/2028	375,561
	Federal National Mortgage Association - ACES
800,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	805,820
1,600,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	1,653,658
2,225,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	2,433,660
	Federal National Mortgage Association Grantor Trust
1,572,677	2.898%, 6/25/2027, Ser. 2017-T1, Class Ak	1,612,893
	GS Mortgage Securities Trust
775,930	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	816,132
1,200,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	1,267,335
1,400,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,457,111
	UBS Commercial Mortgage Trust
1,350,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	1,506,343
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	530,409

	Total	34,310,961

Communications Services (1.0%)
	AMC Networks, Inc.
550,000	5.000%, 4/1/2024	564,273
	American Tower Corporation
380,000	3.300%, 2/15/2021	384,787
	AT&T, Inc.
725,000	4.350%, 3/1/2029	783,195
235,000	4.300%, 2/15/2030	252,625
315,000	5.250%, 3/1/2037	357,309
300,000	4.900%, 8/15/2037	327,298
228,000	6.350%, 3/15/2040	286,967
285,000	5.550%, 8/15/2041	329,411
152,000	4.750%, 5/15/2046	160,297
540,000	5.450%, 3/1/2047	623,895

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Communications Services (1.0%) - continued
	British Sky Broadcasting Group plc
$315,000	3.125%, 11/26/2022[h]	$322,759
	British Telecommunications plc
625,000	4.500%, 12/4/2023	667,590
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[h]	623,250
275,000	5.500%, 5/1/2026[h]	287,031
260,000	5.125%, 5/1/2027[h]	268,125
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[h]	210,692
	Charter Communications Operating, LLC
129,000	6.834%, 10/23/2055	156,789
300,000	4.500%, 2/1/2024	318,488
430,000	4.200%, 3/15/2028	445,288
1,075,000	6.484%, 10/23/2045	1,264,239
	Comcast Corporation
575,000	4.950%, 10/15/2058	696,357
370,000	4.049%, 11/1/2052	390,509
250,000	2.750%, 3/1/2023	253,867
355,000	3.950%, 10/15/2025	381,894
575,000	4.250%, 10/15/2030	643,959
130,000	4.400%, 8/15/2035	147,078
410,000	4.750%, 3/1/2044	477,379
250,000	4.600%, 8/15/2045	285,458
	Cox Communications, Inc.
420,000	3.350%, 9/15/2026[h]	426,172
156,000	4.600%, 8/15/2047[h]	162,950
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	362,245
234,000	5.250%, 1/15/2023	253,714
312,000	3.200%, 9/1/2024	318,289
	CSC Holdings, LLC
90,000	5.500%, 5/15/2026[h]	94,050
	Discovery Communications, LLC
390,000	4.900%, 3/11/2026	426,834
	Embarq Corporation
270,000	7.995%, 6/1/2036	262,575
	Gray Television, Inc.
475,000	5.875%, 7/15/2026[h]	492,813
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	603,104
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	211,150
	Moody’s Corporation
209,000	2.750%, 12/15/2021	210,324
	Neptune Finco Corporation
499,000	10.875%, 10/15/2025[h]	568,396
	Netflix, Inc.
590,000	4.875%, 4/15/2028	609,544
	Nexstar Escrow Corporation
431,000	5.625%, 8/1/2024[h]	447,701
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	161,199
	Sirius XM Radio, Inc.
540,000	5.000%, 8/1/2027[h]	556,875
	Sprint Communications, Inc.
390,000	6.000%, 11/15/2022	414,375
	Sprint Corporation
665,000	7.625%, 2/15/2025	736,507
	Telefonica Emisiones SAU
475,000	4.570%, 4/27/2023	511,197
470,000	4.665%, 3/6/2038	499,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Communications Services (1.0%) - continued
	Time Warner Entertainment Company, LP
$379,000	8.375%, 3/15/2023	$446,953
	T-Mobile USA, Inc.
820,000	4.500%, 2/1/2026	835,375
	Verizon Communications, Inc.
78,000	5.150%, 9/15/2023	86,595
298,000	3.376%, 2/15/2025	310,974
170,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	172,875
242,000	4.272%, 1/15/2036	263,338
624,000	4.862%, 8/21/2046	726,864
543,000	4.522%, 9/15/2048	599,296
	Viacom, Inc.
160,000	4.250%, 9/1/2023	168,593
338,000	6.875%, 4/30/2036	429,393
228,000	5.850%, 9/1/2043	271,413
	Virgin Media Secured Finance plc
545,000	5.250%, 1/15/2026[h]	556,581
	Vodafone Group plc
400,000	4.875%, 6/19/2049	429,071
	Walt Disney Company
720,000	6.400%, 12/15/2035[h]	1,001,743

	Total	26,539,725

Consumer Cyclical (0.8%)
	Allison Transmission, Inc.
550,000	5.000%, 10/1/2024[h]	558,772
	Amazon.com, Inc.
390,000	3.875%, 8/22/2037	431,675
234,000	4.050%, 8/22/2047	265,908
	American Honda Finance Corporation
45,000	2.000%, 2/14/2020	44,933
	Brookfield Property REIT, Inc.
260,000	5.750%, 5/15/2026[h]	268,450
	Brookfield Residential Properties, Inc.
560,000	6.125%, 7/1/2022[h]	565,667
	Cinemark USA, Inc.
575,000	4.875%, 6/1/2023	582,256
	D.R. Horton, Inc.
365,000	2.550%, 12/1/2020	364,791
	Daimler Finance North America, LLC
175,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	175,203
	Ford Motor Credit Company, LLC
114,000	3.200%, 1/15/2021	114,420
650,000	5.596%, 1/7/2022	685,886
115,000	3.600%, (LIBOR 3M + 1.270%), 3/28/2022[b]	113,615
600,000	2.979%, 8/3/2022	593,537
	General Motors Company
560,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	560,105
700,000	5.000%, 10/1/2028	737,062
	General Motors Financial Company, Inc.
152,000	4.200%, 3/1/2021	155,256
210,000	3.161%, (LIBOR 3M + 0.850%), 4/9/2021[b]	210,185
400,000	3.150%, 6/30/2022	402,637
152,000	3.950%, 4/13/2024	155,771
360,000	4.300%, 7/13/2025	370,999

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Consumer Cyclical (0.8%) - continued
	Hanesbrands, Inc.
$400,000	4.875%, 5/15/2026[h]	$418,000
	Home Depot, Inc.
375,000	5.400%, 9/15/2040	480,628
228,000	4.250%, 4/1/2046	257,915
390,000	3.900%, 6/15/2047	423,798
	Hyundai Capital America
550,000	3.000%, 6/20/2022[h]	550,276
	L Brands, Inc.
270,000	5.625%, 2/15/2022	283,635
270,000	6.694%, 1/15/2027	267,975
	Landry’s, Inc.
480,000	6.750%, 10/15/2024[h]	494,102
	Lear Corporation
294,000	5.250%, 1/15/2025	304,777
	Lennar Corporation
350,000	4.125%, 1/15/2022	357,438
620,000	4.875%, 12/15/2023	652,550
200,000	4.500%, 4/30/2024	208,600
	Live Nation Entertainment, Inc.
325,000	5.375%, 6/15/2022[h]	329,063
250,000	5.625%, 3/15/2026[h]	264,688
	Macy’s Retail Holdings, Inc.
580,000	2.875%, 2/15/2023	571,387
	Mastercard, Inc.
275,000	3.950%, 2/26/2048	307,654
	Mattamy Group Corporation
430,000	6.500%, 10/1/2025[h]	450,425
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	125,749
470,000	4.450%, 3/1/2047	517,237
	MGM Resorts International
540,000	6.000%, 3/15/2023	585,900
	Navistar International Corporation
555,000	6.625%, 11/1/2025[h]	571,650
	New Red Finance, Inc.
485,000	4.250%, 5/15/2024[h]	495,680
	Prime Security Services Borrower, LLC
183,000	9.250%, 5/15/2023[h]	192,264
260,000	5.750%, 4/15/2026[h]	271,388
	Scientific Games International, Inc.
270,000	5.000%, 10/15/2025[h]	276,075
	ServiceMaster Company, LLC
550,000	5.125%, 11/15/2024[h]	569,091
	Six Flags Entertainment Corporation
550,000	4.875%, 7/31/2024[h]	562,375
	Viking Cruises, Ltd.
380,000	5.875%, 9/15/2027[h]	393,300
	Volkswagen Group of America Finance, LLC
725,000	4.250%, 11/13/2023[h]	770,335
100,000	4.750%, 11/13/2028[h]	109,057
	Walmart, Inc.
425,000	3.250%, 7/8/2029	451,999
	Yum! Brands, Inc.
550,000	5.000%, 6/1/2024[h]	567,875

	Total	20,440,014

Consumer Non-Cyclical (1.5%)
	Abbott Laboratories
390,000	2.900%, 11/30/2021	395,034
133,000	3.400%, 11/30/2023	138,389
133,000	3.750%, 11/30/2026	143,257
643,000	4.750%, 11/30/2036	767,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Consumer Non-Cyclical (1.5%) - continued
	AbbVie, Inc.
$415,000	2.500%, 5/14/2020	$414,997
390,000	3.600%, 5/14/2025	401,831
175,000	4.700%, 5/14/2045	178,188
	Albertson’s Companies, LLC
560,000	7.500%, 3/15/2026[h]	617,050
	Allergan, Inc.
400,000	2.800%, 3/15/2023	400,309
	Altria Group, Inc.
152,000	2.850%, 8/9/2022	153,229
400,000	4.400%, 2/14/2026	426,891
190,000	2.625%, 9/16/2026	184,249
825,000	5.800%, 2/14/2039	945,697
	Amgen, Inc.
266,000	2.200%, 5/11/2020	265,535
150,000	3.125%, 5/1/2025	153,316
	Anheuser-Busch Companies, LLC
800,000	3.650%, 2/1/2026	843,936
608,000	4.700%, 2/1/2036	680,201
	Anheuser-Busch InBev Worldwide, Inc.
950,000	4.750%, 4/15/2058	1,050,945
495,000	4.375%, 4/15/2038	536,092
195,000	4.600%, 4/15/2048	214,553
	Anthem, Inc.
390,000	4.625%, 5/15/2042	420,598
	BAT Capital Corporation
156,000	2.297%, 8/14/2020	155,685
234,000	3.222%, 8/15/2024	235,924
312,000	4.540%, 8/15/2047	295,224
	Baxalta, Inc.
201,000	4.000%, 6/23/2025	213,170
	Bayer U.S. Finance II, LLC
540,000	4.250%, 12/15/2025[h]	567,270
300,000	4.875%, 6/25/2048[h]	308,970
	Becton, Dickinson and Company
341,000	3.734%, 12/15/2024	357,219
650,000	3.700%, 6/6/2027	680,783
234,000	4.669%, 6/6/2047	263,125
	Boston Scientific Corporation
375,000	4.000%, 3/1/2028	405,556
228,000	7.375%, 1/15/2040	335,061
	Bunge, Ltd. Finance Corporation
114,000	3.500%, 11/24/2020	115,283
	Cargill, Inc.
400,000	3.250%, 5/23/2029[h]	416,307
	Celgene Corporation
630,000	2.875%, 8/15/2020	632,522
	Centene Corporation
550,000	4.750%, 1/15/2025	561,011
	Cigna Corporation
90,000	3.193%, (LIBOR 3M + 0.890%), 7/15/2023[b,h]	90,194
490,000	4.125%, 11/15/2025[h]	520,424
285,000	3.050%, 10/15/2027	283,702
605,000	4.800%, 8/15/2038[h]	660,267
	Clorox Company
505,000	3.100%, 10/1/2027	522,563
	Conagra Brands, Inc.
300,000	3.800%, 10/22/2021	308,244
380,000	4.300%, 5/1/2024	404,390
	Constellation Brands, Inc.
360,000	3.600%, 2/15/2028	375,563
	CVS Health Corporation
180,000	3.700%, 3/9/2023	185,887

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Consumer Non-Cyclical (1.5%) - continued
$75,000	4.000%, 12/5/2023	$78,519
465,000	4.100%, 3/25/2025	489,457
935,000	4.875%, 7/20/2035	1,017,728
610,000	4.780%, 3/25/2038	646,104
265,000	5.050%, 3/25/2048	288,018
	EMD Finance, LLC
344,000	2.950%, 3/19/2022[h]	346,585
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[h]	548,269
	Express Scripts Holding Company
690,000	4.800%, 7/15/2046	741,306
	HCA, Inc.
780,000	5.375%, 2/1/2025	843,539
	Imperial Brands Finance plc
400,000	3.875%, 7/26/2029[h]	396,916
	JBS USA Lux SA
570,000	5.500%, 1/15/2030[d,h]	569,287
	JBS USA, LLC
145,000	5.750%, 6/15/2025[h]	149,713
	Kellogg Company
675,000	3.250%, 5/14/2021	685,301
	Keurig Dr Pepper, Inc.
450,000	3.551%, 5/25/2021	458,410
	Kimberly-Clark Corporation
390,000	3.900%, 5/4/2047	422,172
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	321,477
	Kraft Heinz Foods Company
650,000	3.375%, 6/15/2021	658,396
	Kroger Company
200,000	2.800%, 8/1/2022	201,653
	Medtronic, Inc.
848,000	4.375%, 3/15/2035	989,902
23,000	4.625%, 3/15/2045	28,589
	Merck & Company, Inc.
70,000	3.700%, 2/10/2045	74,428
	Mondelez International Holdings Netherlands BV
335,000	2.000%, 10/28/2021[h]	331,652
	Mylan, Inc.
65,000	3.125%, 1/15/2023[h]	65,260
	Nestle Holdings, Inc.
375,000	3.900%, 9/24/2038[h]	415,479
	Par Pharmaceutical, Inc.
270,000	7.500%, 4/1/2027[h]	245,025
	Perrigo Finance Unlimited Company
355,000	4.900%, 12/15/2044	312,678
	Post Holdings, Inc.
475,000	5.500%, 3/1/2025[h]	494,000
	Reynolds American, Inc.
481,000	5.700%, 8/15/2035	539,835
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[h]	253,104
	Shire Acquisitions Investments Ireland Designated Activity Company
462,000	2.400%, 9/23/2021	461,083
	Simmons Foods, Inc.
545,000	5.750%, 11/1/2024[h]	498,675
	Smithfield Foods, Inc.
365,000	2.700%, 1/31/2020[h]	364,179
275,000	2.650%, 10/3/2021[h]	271,961
	Spectrum Brands, Inc.
520,000	5.750%, 7/15/2025	538,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Consumer Non-Cyclical (1.5%) - continued
	Teleflex, Inc.
$570,000	4.625%, 11/15/2027	$591,888
	Tenet Healthcare Corporation
540,000	4.625%, 7/15/2024	550,125
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	215,806
	Tyson Foods, Inc.
156,000	3.550%, 6/2/2027	162,190
	UnitedHealth Group, Inc.
420,000	2.950%, 10/15/2027	427,749
685,000	4.625%, 7/15/2035	802,670
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[h]	926,222
	Zimmer Biomet Holdings, Inc.
325,000	3.550%, 4/1/2025	335,853
	Zoetis, Inc.
509,000	4.700%, 2/1/2043	571,830

	Total	37,557,968

Energy (1.2%)
	Alliance Resource Operating Partners, LP
470,000	7.500%, 5/1/2025[h]	482,925
	Anadarko Petroleum Corporation
371,000	4.850%, 3/15/2021	382,658
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	453,625
	BP Capital Markets America, Inc.
85,000	3.119%, 5/4/2026	87,422
	BP Capital Markets plc
233,000	3.535%, 11/4/2024	244,632
588,000	3.279%, 9/19/2027	609,919
	Canadian Natural Resources, Ltd.
215,000	3.450%, 11/15/2021	219,083
	Canadian Oil Sands, Ltd.
210,000	9.400%, 9/1/2021[h]	236,999
	Cenovus Energy, Inc.
575,000	5.400%, 6/15/2047	622,248
	Cheniere Corpus Christi Holdings, LLC
500,000	7.000%, 6/30/2024	568,760
430,000	5.875%, 3/31/2025	473,043
	Cheniere Energy Partners, LP
595,000	5.625%, 10/1/2026	629,212
	Chesapeake Energy Corporation
520,000	7.000%, 10/1/2024	422,500
	ConocoPhillips
390,000	6.500%, 2/1/2039	547,688
	Continental Resources, Inc.
320,000	5.000%, 9/15/2022	323,285
550,000	4.375%, 1/15/2028	568,776
	Diamondback Energy, Inc.
350,000	4.750%, 11/1/2024	359,520
210,000	5.375%, 5/31/2025	220,500
	El Paso Pipeline Partners Operating Company, LLC
230,000	4.300%, 5/1/2024	244,343
	Enbridge Energy Partners, LP
400,000	5.875%, 10/15/2025	463,197
	Enbridge, Inc.
300,000	2.900%, 7/15/2022	303,642
	Energy Transfer Operating, LP
125,000	4.200%, 9/15/2023	131,095
570,000	6.000%, 6/15/2048	655,110

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Energy (1.2%) - continued
	Energy Transfer Partners, LP
$215,000	4.900%, 3/15/2035	$216,836
175,000	5.150%, 2/1/2043	178,133
	Eni SPA
560,000	4.000%, 9/12/2023[h]	584,791
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	152,675
675,000	4.850%, 7/15/2026	685,125
	Enterprise Products Operating, LLC
30,000	5.100%, 2/15/2045	34,391
	EQM Midstream Partners LP
550,000	4.750%, 7/15/2023	562,094
	EQT Corporation
175,000	4.875%, 11/15/2021	180,878
500,000	3.000%, 10/1/2022	486,561
	Hess Corporation
710,000	3.500%, 7/15/2024	715,353
255,000	6.000%, 1/15/2040	276,999
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	233,245
380,000	6.500%, 9/1/2039	470,370
	Kinder Morgan, Inc.
440,000	6.500%, 9/15/2020	458,640
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	239,138
	Marathon Oil Corporation
228,000	2.700%, 6/1/2020	228,178
305,000	6.600%, 10/1/2037	369,961
	Marathon Petroleum Corporation
468,000	4.750%, 12/15/2023	507,151
87,000	6.500%, 3/1/2041	108,925
	MPLX, LP
700,000	4.875%, 12/1/2024	762,457
468,000	4.875%, 6/1/2025	509,115
	Nabors Industries, Inc.
275,000	5.750%, 2/1/2025	238,562
	Newfield Exploration Company
500,000	5.625%, 7/1/2024	551,581
	Noble Energy, Inc.
600,000	5.050%, 11/15/2044	636,311
	ONEOK Partners, LP
95,000	3.800%, 3/15/2020	95,525
	Parsley Energy, LLC
420,000	5.625%, 10/15/2027[h]	433,650
	Petrobras Global Finance BV
600,000	7.375%, 1/17/2027	710,196
	Petroleos Mexicanos
525,000	4.875%, 1/24/2022	530,250
	Phillips 66
350,000	3.900%, 3/15/2028	371,232
	Pioneer Natural Resources Company
150,000	4.450%, 1/15/2026	162,615
	Plains All American Pipeline, LP
390,000	5.000%, 2/1/2021	401,186
	Precision Drilling Corporation
260,000	7.125%, 1/15/2026[h]	247,000
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	325,230
	Sabine Pass Liquefaction, LLC
230,000	6.250%, 3/15/2022	248,484
270,000	5.625%, 4/15/2023	293,458
320,000	5.750%, 5/15/2024	355,175
	Schlumberger Holdings Corporation
540,000	4.000%, 12/21/2025[h]	573,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Energy (1.2%) - continued
	Southwestern Energy Company
$545,000	7.500%, 4/1/2026	$476,875
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	218,977
	Sunoco, LP
305,000	5.500%, 2/15/2026	315,675
290,000	5.875%, 3/15/2028	300,150
	Tallgrass Energy Partners, LP
820,000	5.500%, 1/15/2028[h]	813,604
	Transocean Guardian, Ltd.
489,500	5.875%, 1/15/2024[h]	499,290
	W&T Offshore, Inc.
555,000	9.750%, 11/1/2023[h]	531,412
	Western Gas Partners, LP
312,000	4.000%, 7/1/2022	317,673
	Williams Companies, Inc.
420,000	7.500%, 1/15/2031	544,894
	Williams Partners, LP
190,000	4.000%, 11/15/2021	195,531
115,000	3.600%, 3/15/2022	117,842
195,000	4.500%, 11/15/2023	208,001
320,000	6.300%, 4/15/2040	390,966
	Woodside Finance, Ltd.
420,000	3.650%, 3/5/2025[h]	430,703
165,000	3.700%, 3/15/2028[h]	167,320
	WPX Energy, Inc.
390,000	5.750%, 6/1/2026	400,725

	Total	29,315,048

Financials (2.8%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[h]	321,843
	ACE INA Holdings, Inc.
225,000	4.350%, 11/3/2045	265,950
	AerCap Ireland Capital, Ltd.
152,000	4.625%, 10/30/2020	155,631
390,000	5.000%, 10/1/2021	408,152
152,000	4.625%, 7/1/2022	159,506
275,000	3.500%, 1/15/2025	278,486
	Aircastle, Ltd.
650,000	5.000%, 4/1/2023	686,384
	Ally Financial, Inc.
600,000	5.750%, 11/20/2025	669,750
	American International Group, Inc.
228,000	4.125%, 2/15/2024	242,457
475,000	3.750%, 7/10/2025	500,303
450,000	3.900%, 4/1/2026	475,228
	AvalonBay Communities, Inc.
175,000	3.500%, 11/15/2025	184,248
	Aviation Capital Group, LLC
500,000	2.875%, 1/20/2022[h]	503,304
	Avolon Holdings Funding, Ltd.
325,000	5.250%, 5/15/2024[h]	348,861
	Banco Santander SA
600,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	602,820
	Bank of America Corporation
450,000	3.499%, 5/17/2022[b]	457,893
285,000	3.300%, 1/11/2023	292,614
320,000	2.881%, 4/24/2023[b]	322,785
312,000	4.000%, 4/1/2024	331,853
500,000	4.200%, 8/26/2024	531,068
500,000	4.000%, 1/22/2025	525,142
600,000	3.458%, 3/15/2025[b]	620,797
420,000	3.093%, 10/1/2025[b]	428,221

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Financials (2.8%) - continued
$468,000	4.183%, 11/25/2027	$497,274
325,000	3.824%, 1/20/2028[b]	344,466
250,000	3.194%, 7/23/2030[b]	252,045
231,000	5.875%, 2/7/2042	311,499
	Bank of Montreal
310,000	2.763%, (LIBOR 3M + 0.460%), 4/13/2021[b]	311,211
	Bank of Nova Scotia
615,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	617,039
325,000	2.700%, 3/7/2022	328,611
	Barclays Bank plc
78,000	10.179%, 6/12/2021[h]	87,868
	Barclays plc
555,000	3.250%, 1/12/2021	558,272
600,000	4.610%, 2/15/2023[b]	617,612
315,000	3.650%, 3/16/2025	315,441
	Boston Properties, LP
450,000	4.500%, 12/1/2028	504,636
	BPCE SA
588,000	3.500%, 10/23/2027[h]	599,407
	Camden Property Trust
500,000	3.150%, 7/1/2029	511,472
	Capital One Financial Corporation
1,000,000	3.450%, 4/30/2021	1,014,889
304,000	3.050%, 3/9/2022	307,853
500,000	4.200%, 10/29/2025	525,835
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	613,350
	Citigroup, Inc.
360,000	2.750%, 4/25/2022	362,848
188,000	4.050%, 7/30/2022	195,565
265,000	3.142%, 1/24/2023[b]	268,575
655,000	4.400%, 6/10/2025	697,856
304,000	3.200%, 10/21/2026	310,503
468,000	3.668%, 7/24/2028[b]	489,769
228,000	4.125%, 7/25/2028	241,162
425,000	3.520%, 10/27/2028[b]	438,602
180,000	3.878%, 1/24/2039[b]	190,710
324,000	4.650%, 7/23/2048	381,446
	CNA Financial Corporation
225,000	3.900%, 5/1/2029	236,111
	Comerica, Inc.
130,000	3.700%, 7/31/2023	135,545
	Commerzbank AG
390,000	8.125%, 9/19/2023[h]	451,266
	Commonwealth Bank of Australia
228,000	2.250%, 3/10/2020[h]	227,803
	Compass Bank
288,000	2.750%, 9/29/2019	288,003
425,000	3.500%, 6/11/2021	431,721
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
432,000	3.950%, 11/9/2022	448,101
686,000	4.625%, 12/1/2023	734,501
	Credit Agricole SA
500,000	3.375%, 1/10/2022[h]	508,722
	Credit Suisse Group AG
350,000	7.250%, 9/12/2025[b,h,l]	374,500
350,000	3.869%, 1/12/2029[b,h]	362,463
	Credit Suisse Group Funding (Guernsey), Ltd.
375,000	3.125%, 12/10/2020	377,719
	Credit Suisse Group Funding, Ltd.
304,000	3.750%, 3/26/2025	316,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Financials (2.8%) - continued
	Deutsche Bank AG
$288,000	2.700%, 7/13/2020	$286,626
468,000	3.375%, 5/12/2021	465,947
190,000	4.250%, 10/14/2021	192,077
370,000	4.875%, 12/1/2032[b]	335,346
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	100,900
	Discover Bank
355,000	8.700%, 11/18/2019	361,115
480,000	4.682%, 8/9/2028[b]	497,962
	Duke Realty, LP
70,000	3.875%, 2/15/2021	71,404
210,000	4.375%, 6/15/2022	220,180
	ERP Operating, LP
75,000	3.375%, 6/1/2025	78,338
	Fidelity National Financial, Inc.
500,000	5.500%, 9/1/2022	540,210
	Fifth Third Bancorp
260,000	2.600%, 6/15/2022	261,717
	Five Corners Funding Trust
865,000	4.419%, 11/15/2023[h]	923,535
	GE Capital International Funding Company
2,610,000	4.418%, 11/15/2035	2,634,584
	Goldman Sachs Group, Inc.
350,000	5.375%, 3/15/2020	356,261
550,000	5.375%, 5/10/2020[b,l]	555,115
958,000	5.250%, 7/27/2021	1,008,614
540,000	2.876%, 10/31/2022[b]	543,533
312,000	2.908%, 6/5/2023[b]	314,526
250,000	3.625%, 2/20/2024	259,659
550,000	3.691%, 6/5/2028[b]	571,592
395,000	4.750%, 10/21/2045	462,713
	Hartford Financial Services Group, Inc.
318,000	5.125%, 4/15/2022	340,271
	HCP, Inc.
127,000	4.000%, 12/1/2022	132,590
140,000	3.400%, 2/1/2025	144,006
	Hilton Worldwide Finance, LLC
530,000	4.625%, 4/1/2025	543,250
	HSBC Holdings plc
575,000	3.400%, 3/8/2021	582,681
300,000	6.875%, 6/1/2021[b,l]	312,900
250,000	2.650%, 1/5/2022	250,377
725,000	3.803%, 3/11/2025[b]	750,885
275,000	3.900%, 5/25/2026	288,338
	HSBC USA, Inc.
95,000	2.350%, 3/5/2020	94,929
	Icahn Enterprises, LP
205,000	6.750%, 2/1/2024	212,794
275,000	6.375%, 12/15/2025	287,375
	ING Groep NV
245,000	3.150%, 3/29/2022	248,883
525,000	4.100%, 10/2/2023	555,275
	International Lease Finance Corporation
150,000	5.875%, 8/15/2022	163,401
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	540,277
	J.P. Morgan Chase & Company
310,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	310,955
180,000	2.295%, 8/15/2021	179,683
385,000	2.700%, 5/18/2023	388,691

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Financials (2.8%) - continued
$165,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	$167,726
280,000	3.625%, 5/13/2024	294,505
500,000	3.875%, 9/10/2024	524,488
550,000	3.125%, 1/23/2025	562,903
800,000	3.900%, 7/15/2025	851,742
250,000	3.300%, 4/1/2026	258,807
575,000	4.203%, 7/23/2029[b]	628,612
500,000	4.452%, 12/5/2029[b]	557,014
470,000	3.882%, 7/24/2038[b]	498,939
	KeyCorp
350,000	2.900%, 9/15/2020	352,357
	Kimco Realty Corporation
624,000	3.300%, 2/1/2025	637,083
	Kookmin Bank
250,000	1.625%, 8/1/2019[h]	250,000
	Liberty Mutual Group, Inc.
152,000	4.950%, 5/1/2022[h]	160,496
	Lloyds Bank plc
325,000	3.055%, (LIBOR 3M + 0.490%), 5/7/2021[b]	324,931
	Lloyds Banking Group plc
425,000	2.907%, 11/7/2023[b]	422,930
	Marsh & McLennan Companies, Inc.
500,000	3.875%, 3/15/2024	529,694
	MassMutual Global Funding
250,000	2.750%, 6/22/2024[h]	253,588
	MetLife, Inc.
290,000	4.050%, 3/1/2045	313,506
	Mitsubishi UFJ Financial Group, Inc.
525,000	3.455%, 3/2/2023	540,899
390,000	3.287%, 7/25/2027	402,493
	Morgan Stanley
152,000	5.550%, 7/15/2020[b,l]	153,915
380,000	2.625%, 11/17/2021	382,181
351,000	2.750%, 5/19/2022	353,634
180,000	4.875%, 11/1/2022	192,362
355,000	3.125%, 1/23/2023	361,772
450,000	4.350%, 9/8/2026	482,652
468,000	3.591%, 7/22/2028[b]	485,202
420,000	3.772%, 1/24/2029[b]	440,994
	MPT Operating Partnership LP/MPT Finance Corporation
290,000	4.625%, 8/1/2029	293,444
	MPT Operating Partnership, LP
260,000	6.375%, 3/1/2024	273,000
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	191,088
	Nationwide Building Society
325,000	3.622%, 4/26/2023[b,h]	329,453
	New York Life Global Funding
234,000	2.300%, 6/10/2022[h]	234,147
	Park Aerospace Holdings, Ltd.
325,000	4.500%, 3/15/2023[h]	336,804
	Quicken Loans, Inc.
575,000	5.750%, 5/1/2025[h]	593,757
	Realty Income Corporation
320,000	4.125%, 10/15/2026	348,360
	Regency Centers, LP
550,000	4.125%, 3/15/2028	593,090
	Regions Financial Corporation
38,000	3.200%, 2/8/2021	38,390
	Reinsurance Group of America, Inc.
460,000	4.700%, 9/15/2023	495,159
325,000	3.900%, 5/15/2029	338,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Financials (2.8%) - continued
	Royal Bank of Scotland Group plc
$150,000	6.125%, 12/15/2022	$161,239
175,000	6.100%, 6/10/2023	188,338
300,000	3.875%, 9/12/2023	305,632
550,000	5.125%, 5/28/2024	576,739
650,000	4.269%, 3/22/2025[b]	666,012
475,000	4.445%, 5/8/2030[b]	489,732
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	266,336
	Simon Property Group, LP
320,000	2.750%, 2/1/2023	323,575
304,000	4.250%, 11/30/2046	341,231
	SITE Centers Corporation
104,000	4.625%, 7/15/2022	108,021
	Societe Generale SA
234,000	4.750%, 11/24/2025[h]	247,581
	Standard Chartered plc
551,000	2.100%, 8/19/2019[h]	550,862
	Sumitomo Mitsui Financial Group, Inc.
295,000	2.784%, 7/12/2022	297,463
255,000	3.102%, 1/17/2023	260,507
228,000	3.010%, 10/19/2026	231,255
	Sumitomo Mitsui Trust Bank, Ltd.
420,000	1.950%, 9/19/2019[h]	419,756
	SunTrust Banks, Inc.
70,000	2.250%, 1/31/2020	69,930
	Synchrony Financial
85,000	4.250%, 8/15/2024	89,010
675,000	3.950%, 12/1/2027	684,557
	UBS Group Funding Jersey, Ltd.
228,000	4.125%, 9/24/2025[h]	243,226
	UBS Group Funding Switzerland AG
300,000	3.491%, 5/23/2023[h]	306,892
	Ventas Realty, LP
340,000	3.100%, 1/15/2023	345,753
445,000	4.000%, 3/1/2028	471,277
	Voya Financial, Inc.
576,000	3.125%, 7/15/2024	585,216
	Wells Fargo & Company
130,000	2.550%, 12/7/2020	130,500
355,000	2.625%, 7/22/2022	356,968
290,000	3.069%, 1/24/2023	294,273
304,000	3.450%, 2/13/2023	312,508
500,000	4.125%, 8/15/2023	527,233
285,000	3.000%, 2/19/2025	290,418
325,000	3.000%, 4/22/2026	328,033
304,000	3.000%, 10/23/2026	307,316
550,000	4.900%, 11/17/2045	642,548
	Welltower, Inc.
130,000	3.950%, 9/1/2023	136,601
	ZB NA
575,000	3.500%, 8/27/2021	585,399

	Total	71,064,042

Foreign Government (<0.1%)
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[h]	189,666

	Total	189,666

Mortgage-Backed Securities (9.1%)
1,645,348	Federal Home Loan Mortgage Corporation - REMIC 3.000%, 3/15/2033, Ser. 4180, Class PIi	190,360

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Mortgage-Backed Securities (9.1%) - continued
	Federal National Mortgage Association - REMIC
$2,846,305	3.000%, 12/25/2027, Ser. 2012-137, Class AIi	$212,526
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
16,088,000	3.000%, 8/1/2034[d]	16,405,110
68,680,000	3.500%, 8/1/2034[d]	70,938,733
22,900,000	3.000%, 8/1/2049[d]	23,102,164
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
208,325	4.165%, (LIBOR 12M + 1.540%), 7/1/2043[b]	214,882
55,260	4.307%, (LIBOR 12M + 1.550%), 7/1/2043[b]	57,146
49,091	4.179%, (LIBOR 12M + 1.530%), 8/1/2043[b]	50,597
68,975,000	3.500%, 8/1/2049[d]	70,626,628
	Government National Mortgage Association Conventional 30-Yr. Pass Through
47,212,000	4.500%, 8/1/2049[d]	49,158,857

	Total	230,957,003

Technology (0.6%)
	Apple, Inc.
85,000	3.000%, 2/9/2024	87,711
312,000	3.200%, 5/11/2027	325,017
260,000	3.000%, 6/20/2027	268,142
670,000	3.000%, 11/13/2027	693,114
570,000	3.750%, 9/12/2047	601,461
	Applied Materials, Inc.
160,000	3.300%, 4/1/2027	167,332
	Avnet, Inc.
225,000	3.750%, 12/1/2021	229,227
	Broadcom Corporation
143,000	3.875%, 1/15/2027	139,583
380,000	3.500%, 1/15/2028	357,667
	CommScope Technologies Finance, LLC
500,000	6.000%, 6/15/2025[h]	455,000
	Dell International, LLC/EMC Corporation
200,000	4.000%, 7/15/2024[h]	205,986
	Diamond 1 Finance Corporation
390,000	5.450%, 6/15/2023[h]	420,713
860,000	6.020%, 6/15/2026[h]	950,333
	Diamond Sports Group, LLC
540,000	6.625%, 8/15/2027[d,h]	553,500
	Equinix, Inc.
540,000	5.750%, 1/1/2025	558,241
	Harland Clarke Holdings Corporation
520,000	8.375%, 8/15/2022[h]	439,400
	Hewlett Packard Enterprise Company
550,000	3.009%, (LIBOR 3M + 0.720%), 10/5/2021[b]	550,184
172,000	4.400%, 10/15/2022	180,924
	Inception Merger Sub, Inc.
400,000	8.625%, 11/15/2024[g,h]	366,000
	Marvell Technology Group, Ltd.
335,000	4.200%, 6/22/2023	350,194
450,000	4.875%, 6/22/2028	487,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Technology (0.6%) - continued
	Microsoft Corporation
$475,000	4.750%, 11/3/2055	$606,673
475,000	4.200%, 11/3/2035	546,032
1,360,000	3.700%, 8/8/2046	1,472,966
	NetApp, Inc.
90,000	2.000%, 9/27/2019	89,919
	NXP BV/NXP Funding, LLC
575,000	4.875%, 3/1/2024[h]	616,626
	Oracle Corporation
780,000	2.950%, 5/15/2025	800,738
420,000	3.850%, 7/15/2036	449,050
	Plantronics, Inc.
450,000	5.500%, 5/31/2023[h]	457,875
	SS&C Technologies, Inc.
430,000	5.500%, 9/30/2027[h]	447,200
	Texas Instruments, Inc.
540,000	4.150%, 5/15/2048	625,333
	Tyco Electronics Group SA
78,000	3.450%, 8/1/2024	80,680
156,000	3.125%, 8/15/2027	156,608

	Total	14,736,499

Transportation (0.2%)
	Air Canada Pass Through Trust
59,156	3.875%, 3/15/2023[h]	59,766
	Air Lease Corporation
130,000	3.500%, 1/15/2022	133,141
	Boeing Company
700,000	3.600%, 5/1/2034	732,587
	Burlington Northern Santa Fe, LLC
235,000	5.750%, 5/1/2040	310,138
740,000	5.050%, 3/1/2041	898,253
260,000	4.450%, 3/15/2043	296,093
	CSX Corporation
126,000	3.700%, 11/1/2023	132,044
	Delta Air Lines, Inc.
175,000	2.875%, 3/13/2020	175,058
	Hertz Corporation
290,000	5.500%, 10/15/2024[h]	284,925
	Penske Truck Leasing Company, LP
500,000	3.375%, 2/1/2022[h]	509,060
	United Continental Holdings, Inc.
550,000	4.875%, 1/15/2025	574,750
	XPO Logistics, Inc.
200,000	6.125%, 9/1/2023[h]	205,820
334,000	6.750%, 8/15/2024[h]	356,027

	Total	4,667,662

U.S. Government & Agencies (8.7%)
	U.S. Treasury Bonds
2,055,000	2.250%, 11/15/2027	2,098,990
22,500,000	2.875%, 5/15/2028	24,106,641
5,090,000	5.250%, 11/15/2028	6,492,335
1,175,000	4.375%, 5/15/2040	1,563,576
560,000	3.000%, 5/15/2042	613,047
15,871,000	2.500%, 5/15/2046	15,775,526
4,400,000	2.875%, 5/15/2049	4,713,328
	U.S. Treasury Notes
13,530,000	1.500%, 10/31/2019	13,506,745
10,845,000	1.750%, 11/30/2019	10,829,749
420,000	2.250%, 3/31/2020	420,328
21,500,000	1.375%, 9/30/2020	21,342,949
220,000	1.875%, 12/15/2020	219,699
2,750,000	2.500%, 2/28/2021	2,773,418
1,500,000	1.375%, 5/31/2021	1,485,410

Principal Amount	Long-Term Fixed Income (30.9%)	Value
U.S. Government & Agencies (8.7%) - continued
$4,773,000	1.125%, 8/31/2021	$4,699,354
3,710,000	1.875%, 7/31/2022	3,713,478
19,860,000	2.000%, 11/30/2022	19,961,627
5,270,000	2.500%, 3/31/2023	5,393,722
16,750,000	2.500%, 1/31/2024	17,227,637
6,640,000	2.125%, 7/31/2024	6,727,669
1,640,000	2.250%, 11/15/2024	1,672,928
8,540,000	2.125%, 11/30/2024	8,657,759
10,260,000	2.625%, 1/31/2026	10,708,875
36,340,000	2.500%, 2/28/2026	37,671,520

	Total	222,376,310

Utilities (0.8%)
	Ameren Illinois Company
390,000	4.500%, 3/15/2049	466,489
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	486,035
	Appalachian Power Company
155,000	3.300%, 6/1/2027	160,168
	Berkshire Hathaway Energy Company
265,000	4.500%, 2/1/2045	304,132
	Calpine Corporation
270,000	5.375%, 1/15/2023	272,025
270,000	5.875%, 1/15/2024[h]	276,075
	CenterPoint Energy, Inc.
130,000	3.850%, 2/1/2024	136,072
355,000	4.250%, 11/1/2028	386,395
	CMS Energy Corporation
228,000	2.950%, 2/15/2027	225,733
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	301,436
	Consolidated Edison Company of New York, Inc.
825,000	4.125%, 5/15/2049	905,308
	Consolidated Edison, Inc.
114,000	4.500%, 12/1/2045	130,412
	Consumers Energy Company
475,000	4.350%, 4/15/2049	558,801
	DTE Electric Company
215,000	3.700%, 3/15/2045	225,201
245,000	3.700%, 6/1/2046	254,949
	Duke Energy Carolinas, LLC
585,000	3.700%, 12/1/2047	606,528
	Duke Energy Corporation
304,000	3.750%, 9/1/2046	302,170
	Duke Energy Florida, LLC
210,000	3.200%, 1/15/2027	218,327
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	322,797
	Edison International
300,000	2.950%, 3/15/2023	296,828
875,000	5.750%, 6/15/2027	975,865
	Energy Transfer Operating, LP
550,000	5.200%, 2/1/2022	582,170
	Eversource Energy
400,000	2.500%, 3/15/2021	400,133
	Exelon Corporation
120,000	5.100%, 6/15/2045	143,928
234,000	4.450%, 4/15/2046	256,566
	Exelon Generation Company, LLC
77,000	5.200%, 10/1/2019	77,339
	FirstEnergy Corporation
100,000	2.850%, 7/15/2022	101,003
605,000	4.850%, 7/15/2047	695,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (30.9%)	Value
Utilities (0.8%) - continued
	ITC Holdings Corporation
$84,000	4.050%, 7/1/2023	$87,838
152,000	5.300%, 7/1/2043	184,251
	MidAmerican Energy Holdings Company
468,000	6.500%, 9/15/2037	644,138
	Mississippi Power Company
310,000	3.950%, 3/30/2028	330,683
	Monongahela Power Company
210,000	5.400%, 12/15/2043[h]	266,334
	National Rural Utilities Cooperative Finance Corporation
250,000	3.900%, 11/1/2028	274,632
525,000	3.700%, 3/15/2029	571,801
	NextEra Energy Partners, LP
545,000	4.250%, 9/15/2024[h]	550,450
	NiSource Finance Corporation
156,000	3.490%, 5/15/2027	161,778
435,000	5.650%, 2/1/2045	539,596
	Oncor Electric Delivery Company, LLC
624,000	3.750%, 4/1/2045	662,895
	Pacific Gas and Electric Company
365,000	3.300%, 12/1/2027[f,m]	350,400
365,000	3.950%, 12/1/2047[f,g,m]	331,238
	PPL Capital Funding, Inc.
365,000	5.000%, 3/15/2044	412,492
	PPL Electric Utilities Corporation
234,000	3.950%, 6/1/2047	254,728
	Public Service Electric & Gas Company
390,000	3.000%, 5/15/2027	399,487
	San Diego Gas and Electric Company
540,000	4.150%, 5/15/2048	578,077
	South Carolina Electric & Gas Company
685,000	5.100%, 6/1/2065	868,763
	Southern California Edison Company
320,000	4.000%, 4/1/2047	327,845
	Southern Company
424,000	3.250%, 7/1/2026	432,770
300,000	4.400%, 7/1/2046	320,062
	Southern Company Gas Capital Corporation
390,000	4.400%, 5/30/2047	416,876
	Southwestern Electric Power Company
110,000	3.900%, 4/1/2045	111,284
	TerraForm Power Operating, LLC
570,000	5.000%, 1/31/2028[h]	578,550
	Virginia Electric and Power Company
375,000	4.600%, 12/1/2048	445,216

	Total	20,170,547

	Total Long-Term Fixed Income (cost $767,164,343)	785,821,024

Shares	Common Stock (18.7%)	Value
Communications Services (0.7%)
6,336	Activision Blizzard, Inc.	308,817
3,032	Alphabet, Inc., Class An	3,693,582
1,446	Alphabet, Inc., Class Cn	1,759,319
25,418	Auto Trader Group plc[h]	166,859
5,946	CBS Corporation	306,278
29,810	Comcast Corporation	1,286,898
7,100	DISH Network Corporation[n]	240,406

Shares	Common Stock (18.7%)	Value
Communications Services (0.7%) - continued
10,369	Facebook, Inc.[n]	$2,013,971
2,450	Hemisphere Media Group, Inc.[n]	30,159
4,586	IAC/InterActiveCorp[n]	1,096,283
457	Ipsos SA	12,498
7,600	KDDI Corporation	198,295
514	Liberty Latin America, Ltd.[n]	8,424
18,887	Mediaset Espana Comunicacion SA	110,877
53,920	News Corporation	725,763
40,811	ORBCOMM, Inc.[n]	239,152
1,101	Rightmove plc	7,042
5,835	Seven West Media, Ltd.[n]	1,726
9,982	Take-Two Interactive Software, Inc.[n]	1,222,995
6,107	Telenor ASA	123,746
54,529	Telstra Corporation, Ltd.	147,846
11,507	Tencent Holdings, Ltd. ADR	535,075
4,500	TV Asahi Holdings Corporation	73,819
7,100	Twitter, Inc.[n]	300,401
32,502	Verizon Communications, Inc.	1,796,386
2,023	Walt Disney Company	289,309
1,027	Wolters Kluwer NV	74,443
3,550	Zillow Group, Inc.[n]	176,932

	Total	16,947,301

Consumer Discretionary (1.7%)
1,846	Alibaba Group Holding, Ltd. ADR[n]	319,561
2,383	Amazon.com, Inc.[n]	4,448,537
15,175	American Axle & Manufacturing Holdings, Inc.[n]	183,162
500	AOKI Holdings, Inc.	4,903
400	Aoyama Trading Company, Ltd.	7,449
4,879	Aptiv plc	427,644
700	Autobacs Seven Company, Ltd.	11,391
7,633	Barratt Developments plc	59,593
309	Barrett Business Services, Inc.	27,037
1,500	Benesse Holdings, Inc.	35,107
2,624	Berkeley Group Holdings plc	123,414
822	Booking Holdings, Inc.[n]	1,550,793
16,640	BorgWarner, Inc.	628,992
100	Bridgestone Corporation	3,754
19,771	Bright Horizons Family Solutions, Inc.[n]	3,006,576
1,779	Buckle, Inc.	36,203
10,205	Burlington Stores, Inc.[n]	1,844,554
16,748	Canada Goose Holdings, Inc.[g,n]	783,639
2,683	Cavco Industries, Inc.[n]	475,830
2,427	Century Casinos, Inc.[n]	23,954
8,431	Children’s Place, Inc.[g]	823,456
1,496	Chipotle Mexican Grill, Inc.[n]	1,190,113
700	Chiyoda Company, Ltd.	10,349
961	Cie Generale des Etablissements Michelin	106,236
17,500	Citizen Watch Company, Ltd.	87,088
468	Compass Group plc	11,841
1,520	Countryside Properties plc[h]	5,420
7,824	Crocs, Inc.[n]	178,778
10,462	CSS Industries, Inc.	53,670
9,545	Culp, Inc.	171,524
6,243	D.R. Horton, Inc.	286,741
4,100	Denso Corporation	174,026
3,241	Domino’s Pizza, Inc.	792,522
23,952	Duluth Holdings, Inc.[n]	291,017
12,868	Emerald Expositions Events, Inc.	137,173
4,403	Ethan Allen Interiors, Inc.	90,614
4,295	Etsy, Inc.[n]	287,851
300	Exedy Corporation	6,116
32,757	Extended Stay America, Inc.	547,697

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Consumer Discretionary (1.7%) - continued
13,927	Five Below, Inc.[n]	$1,635,865
125	Genuine Parts Company	12,140
11,411	G-III Apparel Group, Ltd.[n]	327,039
8,986	Grand Canyon Education, Inc.[n]	977,407
10,276	Harley-Davidson, Inc.	367,675
11,669	Home Depot, Inc.	2,493,549
2,480	Hooker Furniture Corporation	51,708
20,556	International Game Technology plc	274,423
323	Johnson Outdoors, Inc.	21,961
33,008	Knoll, Inc.	800,444
11,710	Lowe’s Companies, Inc.	1,187,394
1,550	Lululemon Athletica, Inc.[n]	296,189
6,357	Marcus Corporation	222,431
10,685	Modine Manufacturing Company[n]	146,598
1,630	Mohawk Industries, Inc.[n]	203,245
13,200	Moneysupermarket.com Group plc	59,090
1,996	Netflix, Inc.[n]	644,688
5,200	NHK Spring Company, Ltd.	40,777
10,556	NIKE, Inc.	908,133
35,900	Nissan Motor Company, Ltd.	233,347
18,063	Norwegian Cruise Line Holdings, Ltd.[n]	893,035
7,450	Ollie’s Bargain Outlet Holdings, Inc.[n]	630,941
600	Onward Holdings Company, Ltd.	3,077
1,368	O’Reilly Automotive, Inc.[n]	520,880
5,089	Oxford Industries, Inc.	372,464
7,214	Park Hotels & Resorts, Inc.	190,522
25,672	Planet Fitness, Inc.[n]	2,019,360
71,578	Playa Hotels and Resorts NVn	524,667
500	Plenus Company, Ltd.[g]	8,215
2,642	PVH Corporation	234,927
54,292	Red Rock Resorts, Inc.	1,131,445
6,701	Redrow plc	45,600
1,950	RHg,n	271,830
5,527	Ross Stores, Inc.	586,028
1,400	Sangetsu Company, Ltd.	25,374
8,300	Sekisui House, Ltd.	139,551
300	SHIMAMURA Company, Ltd.	21,213
3,281	Standard Motor Products, Inc.	150,959
5,406	Starbucks Corporation	511,894
748	Steven Madden, Ltd.	25,813
11,800	Sumitomo Rubber Industries, Ltd.	128,803
2,256	Super Retail Group, Ltd.	13,849
200	Takara Standard Company, Ltd.	3,135
25,423	Taylor Wimpey plc	49,812
10,511	Texas Roadhouse, Inc.	580,523
26,288	Toll Brothers, Inc.	945,579
5,700	Toyoda Gosei Company, Ltd.	104,827
100	TS Tech Company, Ltd.	2,753
4,284	Ulta Beauty, Inc.[n]	1,496,187
500	United Arrows, Ltd.	14,329
5,632	Vail Resorts, Inc.	1,388,401
901	WH Smith plc	23,173
7,497	Wingstop, Inc.	716,638
6,300	Yahoo Japan Corporation	18,452
5,220	Zumiez, Inc.[n]	129,299

	Total	44,081,983

Consumer Staples (0.6%)
1,628	Archer-Daniels-Midland Company	66,878
900	Arcs Company, Ltd.	18,721
5,046	Calavo Growers, Inc.	446,268
1,035	Carlsberg AS	141,370
13,005	Casey’s General Stores, Inc.	2,105,640
12,058	Central Garden & Pet Company[n]	366,322

Shares	Common Stock (18.7%)	Value
Consumer Staples (0.6%) - continued
1,419	Central Garden & Pet Company, Class An	$39,093
2,092	Church & Dwight Company, Inc.	157,820
24,847	Colgate-Palmolive Company	1,782,524
27,794	Cott Corporation	355,485
1,419	Empire Company, Ltd.	37,555
1,094	ForFarmers BV	8,601
255	Glanbia plc	3,331
305	Grocery Outlet Holding Corporation[n]	11,877
38,518	Hain Celestial Group, Inc.[n]	838,537
153	Inter Parfums, Inc.	10,600
18,100	Japan Tobacco, Inc.	398,811
4,362	John B. Sanfilippo & Son, Inc.	379,101
2,660	Kimberly-Clark Corporation	360,829
141	L’Oreal SA	37,727
200	Ministop Company, Ltd.	2,731
16,251	Monster Beverage Corporation[n]	1,047,702
814	Nestle SA	86,355
14,806	PepsiCo, Inc.	1,892,355
14,494	Philip Morris International, Inc.	1,211,843
2,693	Seneca Foods Corporation[n]	85,045
2,300	Sugi Holdings Company, Ltd.	110,713
4,500	Sundrug Company, Ltd.	124,421
34,486	SunOpta, Inc.[n]	98,285
4,125	TreeHouse Foods, Inc.[n]	244,778
400	TSURUHA Holdings, Inc.	40,717
30,137	Turning Point Brands, Inc.	1,118,987
4,527	Unilever NV	262,402
6,506	Unilever plc	391,416
14,403	Wal-Mart Stores, Inc.	1,589,803

	Total	15,874,643

Energy (0.5%)
25,132	Abraxas Petroleum Corporation[n]	21,875
100,569	Archrock, Inc.	1,104,248
15,447	BP plc ADR	613,864
91,304	Callon Petroleum Company[n]	449,216
13,165	Chevron Corporation	1,620,743
4,196	Concho Resources, Inc.	409,865
2,986	Contura Energy, Inc.[n]	106,988
2,870	Diamond Offshore Drilling, Inc.[n]	25,945
7,348	Diamondback Energy, Inc.	760,004
8,607	Dril-Quip, Inc.[n]	452,900
10,425	EQT Corporation	157,522
8,610	Era Group, Inc.[n]	88,855
43,580	Euronav NV	366,944
2,152	Evolution Petroleum Corporation	13,127
19,938	Exterran Corporation[n]	272,154
15,080	Forum Energy Technologies, Inc.[n]	39,510
21,198	Frank’s International NVn	120,829
173	Gaztransport Et Technigaz SA	15,695
39,110	Gran Tierra Energy, Inc.[n]	63,749
13,450	Halliburton Company	309,350
1,700	JXTG Holdings, Inc.	8,000
41,295	Marathon Oil Corporation	581,021
10,550	Marathon Petroleum Corporation	594,914
351	Matrix Service Company[n]	6,448
194,690	Nabors Industries, Ltd.	576,282
33,564	Nine Energy Service, Inc.[n]	431,969
4,145	Oil States International, Inc.[n]	61,843
13,958	Pacific Drilling SAn	131,205
15,100	Patterson-UTI Energy, Inc.	175,613
4,854	Pioneer Natural Resources Company	670,046
469	REX American Resources Corporation[n]	34,987
7,845	Royal Dutch Shell plc, Class A	247,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Energy (0.5%) - continued
10,846	Royal Dutch Shell plc, Class B	$342,572
4,056	SEACOR Holdings, Inc.[n]	193,228
25,889	Talos Energy, Inc.[n]	532,796
17,536	TechnipFMC plc	482,941
15,699	Unit Corporation[n]	102,043
14,145	WPX Energy, Inc.[n]	147,674

	Total	12,334,047

Financials (3.1%)
431	1st Source Corporation	20,235
10,760	Aflac, Inc.	566,406
13,572	AG Mortgage Investment Trust, Inc.	222,038
1,531	Alleghany Corporation[n]	1,049,853
526	Allianz SE	122,037
11,050	Ally Financial, Inc.	363,656
37,703	American Financial Group, Inc.	3,860,033
6,050	American International Group, Inc.	338,740
7,849	Ameriprise Financial, Inc.	1,142,108
12,348	Ameris Bancorp	491,080
6,122	Argo Group International Holdings, Ltd.	418,990
9,440	Arthur J. Gallagher & Company	853,659
2,917	Artisan Partners Asset Management, Inc.	86,314
19,780	Assured Guaranty, Ltd.	864,188
14,674	Bank Leumi Le-Israel BM	106,746
90,749	Bank of America Corporation	2,784,179
1,486	Bank of Marin Bancorp	64,968
3,574	Bank of Montreal	267,549
9,616	BankFinancial Corporation	128,951
2,127	Berkshire Hathaway, Inc.[n]	436,950
951	BlackRock, Inc.	444,764
11,020	Blackstone Group, Inc.	528,740
1,928	BOK Financial Corporation	161,335
36,055	Boston Private Financial Holdings, Inc.	416,075
130,633	BrightSphere Investment Group	1,397,773
10,068	Brown & Brown, Inc.	361,743
3,600	Byline Bancorp, Inc.[n]	68,796
8,920	Capital One Financial Corporation	824,386
7,812	Cboe Global Markets, Inc.	853,930
2,050	Central Pacific Financial Corporation	60,414
7,687	Charles Schwab Corporation	332,232
3,400	Chubb, Ltd.	519,656
15,125	CI Financial Corporation	234,473
3,617	Cincinnati Financial Corporation	388,213
28,420	Citigroup, Inc.	2,022,367
4,674	Citizens Financial Group, Inc.	174,153
5,612	CNP Assurances	115,990
4,484	Cohen & Steers, Inc.	234,827
10,256	Colony Capital, Inc.	57,946
10,202	Comerica, Inc.	746,786
13,530	Community Trust Bancorp, Inc.	572,184
13,500	DBS Group Holdings, Ltd.	257,402
247	Deutsche Boerse AG	34,289
5,078	Deutsche Pfandbriefbank AGh	57,649
8,897	Direct Line Insurance Group plc	34,802
23,483	Discover Financial Services	2,107,364
6,337	DnB ASA	113,373
19,684	Dynex Capital, Inc.	320,849
44,395	E*TRADE Financial Corporation	2,166,032
5,280	East West Bancorp, Inc.	253,493
4,148	Ellington Residential Mortgage REIT	47,121
7,216	Enterprise Financial Services Corporation	300,763
11,488	Essent Group, Ltd.[n]	530,286

Shares	Common Stock (18.7%)	Value
Financials (3.1%) - continued
2,711	Euronext NVh	$209,280
3,096	FBL Financial Group, Inc.	194,119
535	Federal Agricultural Mortgage Corporation	41,339
28,176	Fifth Third Bancorp	836,545
9,799	Financial Institutions, Inc.	301,711
14,438	First American Financial Corporation	834,805
17,103	First Busey Corporation	462,294
4,832	First Citizens BancShares, Inc.	2,256,641
19,248	First Defiance Financial Corporation	552,803
7,585	First Financial Corporation	329,265
46,630	First Hawaiian, Inc.	1,247,819
7,873	First Interstate BancSystem, Inc.	315,156
486	First Mid-Illinois Bancshares, Inc.	16,563
4,285	First Midwest Bancorp, Inc.	92,685
1,531	First of Long Island Corporation	33,866
6,304	First Republic Bank	626,365
22,461	FlexiGroup, Ltd.	27,960
2,655	Genworth MI Canada, Inc.[g]	97,988
1,050	Goldman Sachs Group, Inc.	231,137
14,572	Great Southern Bancorp, Inc.	873,737
16,240	Hamilton Lane, Inc.	953,288
8,022	Hanover Insurance Group, Inc.	1,040,534
30,251	Hartford Financial Services Group, Inc.	1,743,365
4,013	Heartland Financial USA, Inc.	192,985
35,173	Heritage Commerce Corporation	435,090
12,368	Hometrust Bancshares, Inc.	323,176
4,628	Horace Mann Educators Corporation	201,040
16,887	Horizon Bancorp, Inc.	294,172
2,459	Houlihan Lokey, Inc.	113,114
22,540	Huntington Bancshares, Inc.	321,195
5,349	IBERIABANK Corporation	420,271
14,704	Independent Bank Corporation	319,665
13,282	Interactive Brokers Group, Inc.	680,835
19,641	Intercontinental Exchange, Inc.	1,725,658
559	International Bancshares Corporation	21,035
34,336	Israel Discount Bank, Ltd.	148,195
8,046	J.P. Morgan Chase & Company	933,336
2,016	Kemper Corporation	177,448
21,200	KeyCorp	389,444
1,956	KKR Real Estate Finance Trust, Inc.	39,179
6,815	Lakeland Bancorp, Inc.	111,630
2,407	Laurentian Bank of Canada	82,817
293,796	Lloyds TSB Group plc	190,052
10,298	Loews Corporation	551,355
3,203	M&T Bank Corporation	526,093
12,085	Manulife Financial Corporation	218,845
350	Markel Corporation[n]	389,876
967	MarketAxess Holdings, Inc.	325,918
30,649	Medibank Private, Ltd.	75,555
2,113	Mercantile Bank Corporation	70,997
22,926	Meridian Bancorp, Inc.	420,463
9,450	MetLife, Inc.	467,019
19,747	MidWestOne Financial Group, Inc.	613,539
9,800	Mizuho Financial Group, Inc.	13,909
998	Moody’s Corporation	213,911
7,920	Morgan Stanley	352,915
3,553	MSCI, Inc.	807,384
1,092	National Bank of Canada	52,854
223	National Western Life Group, Inc.	59,987
4,660	Newmark Group, Inc.	45,948
13,542	Northern Trust Corporation	1,327,116
8,475	Old Second Bancorp, Inc.	111,362
3,116	Opus Bank	69,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Financials (3.1%) - continued
6,034	PacWest Bancorp	$233,093
671	Paragon Banking Group plc	3,407
666	Pargesa Holding SA	49,987
14,634	PCSB Financial Corporation	284,485
544	Peapack-Gladstone Financial Corporation	15,466
2,356	Peoples Bancorp, Inc.	76,358
1,865	Primerica, Inc.	228,817
17,262	Prosight Global, Inc.[n]	294,317
3,100	Prudential Financial, Inc.	314,061
9,809	QCR Holdings, Inc.	375,292
10,200	Radian Group, Inc.	232,560
21,778	Raymond James Financial, Inc.	1,756,831
8,788	Reinsurance Group of America, Inc.	1,370,225
6,000	Resona Holdings, Inc.	24,460
1,755	S&P Global, Inc.	429,887
16,612	Sandy Spring Bancorp, Inc.	605,341
26,752	Santander Consumer USA Holdings, Inc.	719,896
23,717	Seacoast Banking Corporation of Florida[n]	641,308
12,884	SEI Investments Company	767,758
800	Senshu Ikeda Holdings, Inc.	1,468
3,539	Skandinaviska Enskilda Banken AB	33,274
94,007	SLM Corporation	856,404
4,356	State Auto Financial Corporation	150,630
2,920	State Street Corporation	169,623
7,261	Stifel Financial Corporation	434,280
5,933	SVB Financial Group[n]	1,376,278
11,612	Synovus Financial Corporation	443,230
3,672	Territorial Bancorp, Inc.	105,570
1,436	Topdanmark AS	73,604
6,099	Toronto-Dominion Bank	356,522
8,659	TriCo Bancshares	326,877
53,213	TrustCo Bank Corporation	431,025
9,220	U.S. Bancorp	526,923
5,941	United Community Banks, Inc.	170,507
1,135	Univest Financial Corporation	31,167
289	Virtus Investment Partners, Inc.	30,969
2,884	Walker & Dunlop, Inc.	168,253
5,517	Washington Trust Bancorp, Inc.	277,119
1,609	WesBanco, Inc.	58,857
3,013	Western Alliance Bancorp[n]	148,963
536	Westwood Holdings Group, Inc.	16,777
25,152	Wintrust Financial Corporation	1,799,374
13,327	WSFS Financial Corporation	564,665
49,267	Zions Bancorporations NA	2,220,464

	Total	77,279,736

Health Care (2.6%)
6,935	Abbott Laboratories	604,038
782	Abcam plc	12,385
2,819	ABIOMED, Inc.[n]	785,261
7,399	Aerie Pharmaceuticals, Inc.[n]	160,336
20,697	Agilent Technologies, Inc.	1,436,579
9,956	Agios Pharmaceuticals, Inc.[n]	478,983
3,013	Alexion Pharmaceuticals, Inc.[n]	341,343
7,335	AmerisourceBergen Corporation	639,245
9,374	Amgen, Inc.	1,749,001
878	Amplifon SPA	21,640
6,600	Ardelyx, Inc.[n]	15,906
3,519	Arena Pharmaceuticals, Inc.[n]	220,571
239	Atrion Corporation	183,910
8,175	Bausch Health Companies, Inc.[n]	195,955
710	Biogen, Inc.[n]	168,852
7,529	BioMarin Pharmaceutical, Inc.[n]	597,200

Shares	Common Stock (18.7%)	Value
Health Care (2.6%) - continued
656	Bio-Rad Laboratories, Inc.[n]	$206,574
9,737	Bio-Techne Corporation	2,046,231
35,589	Bruker Corporation	1,702,934
29,874	Catalent, Inc.[n]	1,687,582
7,523	Charles River Laboratories International, Inc.[n]	1,012,144
892	Chemed Corporation	361,608
1,389	Cigna Holding Company	236,019
6,453	Concert Pharmaceuticals, Inc.[n]	64,917
4,324	CryoLife, Inc.[n]	124,618
14,787	CVS Health Corporation	826,150
11,057	Danaher Corporation	1,553,509
4,874	Dexcom, Inc.[n]	764,584
6,729	Edwards Lifesciences Corporation[n]	1,432,268
1,529	Enanta Pharmaceuticals, Inc.[n]	114,706
28,740	GenMark Diagnostics, Inc.[n]	179,912
30,279	Gilead Sciences, Inc.	1,983,880
18,824	GlaxoSmithKline plc	389,298
581	GN Store Nord AS	27,560
589	Grifols SA	19,089
33,902	Halozyme Therapeutics, Inc.[n]	575,995
897	HealthStream, Inc.[n]	25,331
9,241	Hill-Rom Holdings, Inc.	985,460
3,217	Humana, Inc.	954,645
1,260	Illumina, Inc.[n]	377,219
7,393	Immunomedics, Inc.[n]	109,047
7,275	Inogen, Inc.[n]	447,413
13,419	Inspire Medical Systems, Inc.[n]	907,527
10,232	Intersect ENT, Inc.[n]	202,287
4,112	Intra-Cellular Therapies, Inc.[n]	34,335
1,192	Intuitive Surgical, Inc.[n]	619,256
5,896	Jazz Pharmaceuticals, Inc.[n]	821,784
26,135	Johnson & Johnson	3,403,300
400	KYORIN Holdings, Inc.	6,728
1,072	Laboratory Corporation of America Holdings[n]	179,581
12,482	LHC Group, Inc.[n]	1,579,972
4,340	Ligand Pharmaceuticals, Inc.[n]	397,153
117	LNA Sante	6,476
508	Magellan Health Services, Inc.[n]	35,733
165	Masimo Corporation[n]	26,045
4,197	McKesson Corporation	583,173
27,347	Medtronic plc	2,787,753
21,716	Merck & Company, Inc.	1,802,211
9,591	Merit Medical Systems, Inc.[n]	378,461
200	Miraca Holdings, Inc.	4,522
23,578	Natera, Inc.[n]	650,281
7,355	National Healthcare Corporation	644,298
5,879	Neurocrine Biosciences, Inc.[n]	566,677
2,746	Nevro Corporation[n]	183,598
1,755	NextGen Healthcare, Inc.[n]	28,712
5,766	Novartis AG	528,736
9,504	Novo Nordisk AS	456,376
3,965	Novocure, Ltd.[n]	329,967
4,830	NuVasive, Inc.[n]	321,678
42,159	Optinose, Inc.[g,n]	226,394
2,260	Orthifix Medical, Inc.[n]	120,797
2,439	PerkinElmer, Inc.	210,047
18,818	Pfizer, Inc.	730,891
496	Phibro Animal Health Corporation	15,440
218	Prothena Corporation plc[n]	2,040
3,068	Recordati SPA	137,400
4,532	Repligen Corporation[n]	427,775
5,428	ResMed, Inc.	698,584
1,513	Roche Holding AG	404,977
3,922	Sage Therapeutics, Inc.[n]	628,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Health Care (2.6%) - continued
2,549	Sarepta Therapeutics, Inc.[n]	$379,419
6,989	Syneos Health, Inc.[n]	357,068
13,549	Tactile Systems Technology, Inc.[n]	782,319
6,709	Teleflex, Inc.	2,279,316
7,688	Thermo Fisher Scientific, Inc.	2,134,804
1,010	U.S. Physical Therapy, Inc.	130,371
14,046	UnitedHealth Group, Inc.	3,497,594
4,357	Universal Health Services, Inc.	657,297
5,277	Varian Medical Systems, Inc.[n]	619,361
15,661	Veeva Systems, Inc.[n]	2,598,160
4,230	Vertex Pharmaceuticals, Inc.[n]	704,803
1,230	Waters Corporation[n]	258,989
2,244	West Pharmaceutical Services, Inc.	308,034
71,025	Wright Medical Group NVg,n	2,049,782
17,468	Zoetis, Inc.	2,006,899

	Total	65,673,932

Industrials (3.6%)
32,706	Acco Brands Corporation	319,865
3,166	ACS Actividades de Construccion y Servicios, SA	127,928
2,288	Actuant Corporation	52,395
8,172	Aegion Corporation[n]	154,042
12,437	Aerojet Rocketdyne Holdings, Inc.[n]	531,309
8,874	AGCO Corporation	683,298
164	Alamo Group, Inc.	16,054
4,675	Altra Industrial Motion Corporation	134,313
22,946	AMETEK, Inc.	2,056,191
7,561	Arcosa, Inc.	283,537
13,669	ASGN, Inc.[n]	861,830
7,255	Atlas Copco AB, Class A	221,598
4,402	Atlas Copco AB, Class B	120,090
32,729	AZZ, Inc.	1,524,517
1,100	Boeing Company	375,298
2,875	Brink’s Company	259,210
553	Bureau Veritas SA	13,779
18,022	BWX Technologies, Inc.	971,566
7,864	Carlisle Companies, Inc.	1,134,067
21,155	Casella Waste Systems, Inc.[n]	922,358
3,250	Caterpillar, Inc.	427,928
64,221	CBIZ, Inc.[n]	1,500,845
130	Chase Corporation	13,465
784	CIA De Distribucion Integral	16,336
902	Columbus McKinnon Corporation	34,673
3,582	Cornerstone Building Brands, Inc.[n]	20,847
39,841	Costamare, Inc.	240,241
5,208	CRA International, Inc.	226,131
21,999	Crane Company	1,841,316
9,479	CSW Industrials, Inc.	669,312
9,255	CSX Corporation	651,552
2,773	Cummins, Inc.	454,772
19,754	Curtiss-Wright Corporation	2,506,980
12,930	Delta Air Lines, Inc.	789,247
11,915	Douglas Dynamics, Inc.	489,707
37,093	EMCOR Group, Inc.	3,130,278
14,917	Emerson Electric Company	967,815
7,938	Encore Wire Corporation	435,955
2,101	Ennis, Inc.	42,713
5,149	ESCO Technologies, Inc.	430,250
7,842	Expeditors International of Washington, Inc.	598,737
37,348	Federal Signal Corporation	1,163,390
11,497	Forrester Research, Inc.	544,153
3,205	Fortive Corporation	243,740
9	Geberit AG	4,155
8,556	General Dynamics Corporation	1,590,903

Shares	Common Stock (18.7%)	Value
Industrials (3.6%) - continued
5,762	Gorman-Rupp Company	$191,414
6,610	Granite Construction, Inc.	234,655
600	GS Yuasa Corporation	11,222
10,302	GWA Group, Ltd.	25,189
14,774	Healthcare Services Group, Inc.[g]	353,246
7,402	Heico Corporation	1,012,224
170	Herc Holdings, Inc.[n]	7,674
909	Hillenbrand, Inc.	30,624
1,900	Hino Motors, Ltd.	15,242
1,845	HNI Corporation	63,173
20,262	Honeywell International, Inc.	3,494,385
1,985	Hub Group, Inc.[n]	90,020
11,302	Hubbell, Inc.	1,467,904
2,225	Huntington Ingalls Industries, Inc.	507,968
717	Huron Consulting Group, Inc.[n]	43,715
1,386	Hyster-Yale Materials Handling, Inc.	85,710
11,496	ICF International, Inc.	979,344
13,436	IDEX Corporation	2,260,204
6,379	Illinois Tool Works, Inc.	983,833
1,200	Inaba Denki Sangyo Company, Ltd.	55,264
13,176	Ingersoll-Rand plc	1,629,344
62,803	Interface, Inc.	870,450
9,130	Johnson Controls International plc	387,477
5,498	Kelly Services, Inc.	153,009
15,990	Kforce, Inc.	545,099
2,882	Koninklijke Philips NV	135,197
7,673	Korn Ferry	301,395
1,894	Legrand SA	133,893
18,604	Lincoln Electric Holdings, Inc.	1,572,410
5,146	Lockheed Martin Corporation	1,863,727
3,777	Manpower, Inc.	345,029
1,700	Marubeni Corporation	11,020
30,448	Masonite International Corporation[n]	1,622,878
9,236	Mercury Systems, Inc.[n]	752,919
1,000	Mitsuboshi Belting, Ltd.	18,334
4,936	Mobile Mini, Inc.	167,627
56,998	MRC Global, Inc.[n]	891,449
22,380	Mueller Industries, Inc.	675,652
2,319	Mueller Water Products, Inc.	23,584
4,009	National Express Group plc	20,457
3,200	Nitto Kogyo Corporation	60,925
1,629	Nobina ABh	9,494
4,690	Norfolk Southern Corporation	896,353
1,208	Northgate plc	4,833
600	NSK, Ltd.	5,073
5,041	Old Dominion Freight Line, Inc.	841,746
5,693	PageGroup plc	30,974
8,484	Parker Hannifin Corporation	1,485,379
17,467	Primoris Services Corporation	366,108
4,995	Raven Industries, Inc.	181,019
26,587	Regal-Beloit Corporation	2,116,857
10,428	RELX plc	247,335
7,323	Resources Connection, Inc.	128,885
38,902	Ritchie Brothers Auctioneers, Inc.	1,403,973
4,813	Rockwell Automation, Inc.	773,834
3,885	Roper Industries, Inc.	1,412,780
1,802	Rush Enterprises, Inc.	67,863
2,233	Sandvik AB	34,267
175	Schindler Holding AG, Participation Certificate	40,343
2,217	Schneider Electric SE	191,275
5,096	Signify NVh	138,494
5,595	SiteOne Landscape Supply, Inc.[g,n]	413,303
6,974	SKF AB	114,393
34,575	Southwest Airlines Company	1,781,650
14,765	SP Plus Corporation[n]	509,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Industrials (3.6%) - continued
524	Spirax-Sarco Engineering plc	$57,139
10,323	SPX Corporation[n]	360,273
23,055	SPX FLOW, Inc.[n]	935,111
20,472	Standex International Corporation	1,440,615
10,500	Sumitomo Corporation	155,806
16,500	Sumitomo Electric Industries, Ltd.	204,153
400	Taikisha, Ltd.	11,930
11,057	Teledyne Technologies, Inc.[n]	3,220,683
2,267	Tennant Company	172,541
1,708	Thermon Group Holdings, Inc.[n]	43,281
1,300	Toppan Forms Company, Ltd.	11,324
884	Transcontinental, Inc.	10,168
1,212	TransDigm Group, Inc.[n]	588,353
2,041	TransUnion	168,974
30,849	TriMas Corporation[n]	925,162
3,834	TrueBlue, Inc.[n]	75,798
1,000	Tsubakimoto Chain Company	32,760
5,449	UniFirst Corporation	1,072,745
3,650	United Airlines Holdings, Inc.[n]	335,472
6,069	United Rentals, Inc.[n]	768,032
18,880	United Technologies Corporation	2,522,368
10,304	Universal Truckload Services, Inc.	202,886
15,435	Valmont Industries, Inc.	2,123,856
945	Vectrus, Inc.[n]	38,216
16,151	Verisk Analytics, Inc.	2,450,430
7,243	WageWorks, Inc.[n]	370,624
27,585	Waste Connections, Inc.	2,502,511
3,944	Watsco, Inc.	641,373
24,965	Willdan Group, Inc.[n]	873,276
2,500	Woodward, Inc.	280,100
9,843	Xylem, Inc.	790,294
600	Yuasa Trading Company, Ltd.	16,911

	Total	90,492,802

Information Technology (4.3%)
7,259	Accenture plc	1,397,938
2,303	ADTRAN, Inc.	25,586
5,711	Advanced Energy Industries, Inc.[n]	333,522
44,980	Advanced Micro Devices, Inc.[n]	1,369,641
16,433	Akamai Technologies, Inc.[n]	1,448,240
2,050	Alliance Data Systems Corporation	321,686
3,840	Alteryx, Inc.[n]	451,354
663	Altisource Portfolio Solutions SAg,n	13,923
2,592	Amadeus IT Holding SA	202,557
2,433	American Software, Inc.	32,408
37,704	Amphenol Corporation	3,518,537
2,757	ANSYS, Inc.[n]	560,002
24,574	Apple, Inc.	5,235,245
6,647	Arista Networks, Inc.[n]	1,817,622
2,990	Atkore International Group, Inc.[n]	81,597
5,020	Atlassian Corporation plc[n]	703,402
9,415	Automatic Data Processing, Inc.	1,567,786
4,206	Avalara, Inc.[n]	342,705
1,028	Badger Meter, Inc.	54,988
27,330	Benchmark Electronics, Inc.	739,550
14,485	Blackline, Inc.[n]	646,031
18,635	Booz Allen Hamilton Holding Corporation	1,281,156
681	Broadridge Financial Solutions, Inc.	86,569
3,188	CACI International, Inc.[n]	685,898
10,900	Canon, Inc.	295,622
2,188	Capgemini SA	277,799
34,843	CDK Global, Inc.	1,807,306
4,670	CDW Corporation	551,807
5,033	CGI, Inc.[n]	387,371
28,680	Ciena Corporation[n]	1,296,910

Shares	Common Stock (18.7%)	Value
Information Technology (4.3%) - continued
108,490	Cisco Systems, Inc.	$6,010,346
66,020	Clearwater Energy, Inc.	1,133,563
6,003	Cognex Corporation	264,192
13,995	Cohu, Inc.	212,164
3,259	Computer Services, Inc.	130,458
7,795	Computershare, Ltd.	83,970
22,167	CoreLogic, Inc.[n]	1,010,150
11,463	Coupa Software, Inc.[n]	1,555,644
2,548	CSG Systems International, Inc.	130,560
6,815	CTS Corporation	214,809
9,176	Descartes Systems Group, Inc.[n]	333,089
25,421	DocuSign, Inc.[n]	1,314,774
62,910	Dolby Laboratories, Inc.	4,284,171
4,658	DSP Group, Inc.[n]	75,087
7,986	Ebix, Inc.	367,596
6,018	Elastic NVn	594,759
4,228	EPAM Systems, Inc.[n]	819,344
3,450	Euronet Worldwide, Inc.[n]	537,889
7,866	ExlService Holdings, Inc.[n]	541,102
2,015	eXp World Holdings, Inc.[n]	21,299
3,340	Fair Isaac Corporation[n]	1,160,383
2,487	Fiserv, Inc.[n]	262,204
12,610	Five9, Inc.[n]	622,556
11,006	Global Payments, Inc.	1,848,128
19,679	Guidewire Software, Inc.[n]	2,008,832
9,504	Halma plc	229,517
9,434	International Business Machines Corporation	1,398,496
2,396	International Money Express, Inc.[n]	33,161
5,476	Intuit, Inc.	1,518,550
110	Jenoptik AG	3,083
16,805	Keysight Technologies, Inc.[n]	1,504,384
3,692	KLA-Tencor Corporation	503,293
3,736	Kulicke and Soffa Industries, Inc.	84,546
5,020	Lam Research Corporation	1,047,222
32,442	Lattice Semiconductor Corporation[n]	627,428
3,975	ManTech International Corporation	273,400
10,264	MasterCard, Inc.	2,794,579
8,641	Methode Electronics, Inc.	258,798
57,794	Microsoft Corporation	7,875,588
5,496	MicroStrategy, Inc.[n]	751,468
19,630	Monolithic Power Systems, Inc.	2,908,381
933	MTS Systems Corporation	53,759
7,795	National Instruments Corporation	325,519
1,700	NEC Networks & System Integration Corporation	43,960
16,831	New Relic, Inc.[n]	1,568,144
7,177	Nice, Ltd. ADR[n]	1,096,071
9,914	Nova Measuring Instruments, Ltd.[n]	288,002
4,647	Novanta, Inc.[n]	390,766
2,058	NVIDIA Corporation	347,226
49,756	Oracle Corporation	2,801,263
4,494	Palo Alto Networks, Inc.[n]	1,018,071
8,029	PayPal Holdings, Inc.[n]	886,402
2,312	Pegasystems, Inc.	174,787
6,353	Plexus Corporation[n]	379,338
8,896	Presidio, Inc.	124,544
6,526	Progress Software Corporation	282,511
10,949	Proofpoint, Inc.[n]	1,381,764
8,564	Q2 Holdings, Inc.[n]	684,007
3,482	QAD, Inc.	150,213
4,760	QUALCOMM, Inc.	348,242
10,338	Rogers Corporation[n]	1,640,227
600	Ryoyo Electro Corporation	9,954
34,899	SailPoint Technologies Holdings, Inc.[n]	737,765
5,156	Salesforce.com, Inc.[n]	796,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Information Technology (4.3%) - continued
7,302	ScanSource, Inc.[n]	$247,903
7,298	ServiceNow, Inc.[n]	2,024,392
6,100	Shinko Electric Industries Company, Ltd.	49,054
4,463	Silicon Laboratories, Inc.[n]	500,793
1,693	Splunk, Inc.[n]	229,080
3,120	Square, Inc.[n]	250,879
4,281	Sykes Enterprises, Inc.[n]	121,109
29,743	Synopsys, Inc.[n]	3,948,681
17,364	TE Connectivity, Ltd.	1,604,434
5,474	Teradata Corporation[n]	200,458
5,555	Teradyne, Inc.	309,580
18,515	Texas Instruments, Inc.	2,314,560
600	Tokyo Seimitsu Company, Ltd.	16,825
1,800	Trend Micro, Inc.	78,483
7,909	Tyler Technologies, Inc.[n]	1,845,565
2,552	VeriSign, Inc.[n]	538,702
18,279	Virtusa Corporation[n]	816,706
8,371	Visa, Inc.	1,490,038
5,649	WEX, Inc.[n]	1,231,877
1,133	Workday, Inc.[n]	226,577
10,825	Xilinx, Inc.	1,236,323

	Total	109,694,877

Materials (0.6%)
10,800	Alcoa Corporation[n]	242,892
1,725	Avery Dennison Corporation	198,151
1,593	Balchem Corporation	163,505
4,400	Ball Corporation	314,512
11,147	BHP Group plc	265,784
7,112	BHP Group, Ltd.	195,798
3,491	Boise Cascade Company	94,257
676	Boliden AB	15,330
5,240	Celanese Corporation	587,771
11,090	CF Industries Holdings, Inc.	549,620
4,465	Continental Building Products, Inc.[n]	109,750
300	DOWA Holdings Company, Ltd.	9,474
8,603	Eastman Chemical Company	648,236
768	Ecolab, Inc.	154,929
18,780	Ferroglobe Representation & Warranty Insurance Trust[e,n]	2
3,368	Granges AB	33,536
576	Hexpol AB	4,383
800	Hokuetsu Corporation	3,970
839	Innophos Holdings, Inc.	22,796
13,411	Innospec, Inc.	1,252,319
12,200	JFE Holdings, Inc.	161,296
4,700	JSR Corporation	77,620
8,175	Kadant, Inc.	764,035
15,212	Kaiser Aluminum Corporation	1,464,459
1,402	Koninklijke DSM NV	173,692
2,047	Kraton Performance Polymers, Inc.[n]	62,781
3,200	Kyoei Steel, Ltd.	54,201
500	Lintec Corporation	10,520
9,481	Louisiana-Pacific Corporation	247,833
5,300	Martin Marietta Materials, Inc.	1,313,075
7,853	Materion Corporation	487,907
7,651	Minerals Technologies, Inc.	407,416
6,700	Mitsubishi Gas Chemical Company, Inc.	89,160
17,994	Myers Industries, Inc.	290,963
2,700	Nippon Kayaku Company, Ltd.	31,747
12,700	Nippon Steel Corporation	198,973
2,210	Nucor Corporation	120,180
15,347	Nutanix, Inc.[n]	348,377
2,335	Olympic Steel, Inc.	29,374

Shares	Common Stock (18.7%)	Value
Materials (0.6%) - continued
11,675	Owens-Illinois, Inc.	$198,125
2,653	PH Glatfelter Company	43,297
4,963	PPG Industries, Inc.	582,607
20,396	Reliance Steel & Aluminum Company	2,038,580
8,969	Ryerson Holding Corporation[n]	73,187
7,026	Sandfire Resources NL	32,057
100	Sanyo Special Steel Company, Ltd.	1,371
16,221	Schweitzer-Mauduit International, Inc.	558,489
7,209	Steel Dynamics, Inc.	227,156
400	Taiyo Holdings Company, Ltd.	12,270
2,300	Toagosei Company, Ltd.	23,795
2,138	United States Lime & Minerals, Inc.	172,921
8,504	UPM-Kymmene Oyj	229,226
8,771	Verso Corporation[n]	141,915
1,603	W. R. Grace & Company	108,699

	Total	15,644,319

Real Estate (0.9%)
1,435	Acadia Realty Trust	40,280
4,195	Agree Realty Corporation	280,436
7,414	Alexander & Baldwin, Inc.	174,303
2,100	Alexandria Real Estate Equities, Inc.	307,356
371	American Assets Trust, Inc.	17,214
10,184	American Campus Communities, Inc.	476,102
3,717	American Tower Corporation	786,592
6,052	Apartment Investment & Management Company	299,816
6,270	Apple Hospitality REIT, Inc.	98,502
5,202	Ares Commercial Real Estate Corporation	78,914
7,037	Armada Hoffler Properties, Inc.	119,136
17,543	Ashford Hospitality Trust, Inc.	47,542
1,919	BBX Capital Corporation	8,271
2,087	Bluerock Residential Growth REIT, Inc.	24,606
3,939	Brandywine Realty Trust	58,100
24,477	Brixmor Property Group, Inc.	464,573
6,614	Camden Property Trust	685,938
774	CareTrust REIT, Inc.	17,980
32,168	CBL & Associates Properties, Inc.	33,776
28,663	Cedar Realty Trust, Inc.	79,683
7,005	Chatham Lodging Trust	125,109
1,203	Choice Properties REIT	12,515
5,403	City Office REIT, Inc.	66,889
743	Columbia Property Trust, Inc.	16,294
4,166	CoreCivic, Inc.	70,697
4,549	Corepoint Lodging, Inc.	53,360
5,804	CoreSite Realty Corporation	608,317
7,092	Corporate Office Properties Trust	198,009
1,801	CoStar Group, Inc.[n]	1,108,335
11,614	Cousins Properties, Inc.	408,581
2,277	CubeSmart	77,304
3,508	CyrusOne, Inc.	201,359
1,000	Daito Trust Construction Company, Ltd.	128,953
403	Deutsche EuroShop AG	10,903
3,463	DiamondRock Hospitality Company	34,872
1,750	Digital Realty Trust, Inc.	200,130
7,163	Douglas Emmett, Inc.	292,394
7,750	Duke Realty Corporation	258,308
1,038	EastGroup Properties, Inc.	125,058
10,513	Empire State Realty Trust, Inc.	147,287
328	Entra ASA[h]	4,758
3,581	EPR Properties	266,534
3,778	Equity Commonwealth	126,865

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (18.7%)	Value
Real Estate (0.9%) - continued
502	Equity Lifestyle Properties, Inc.	$62,374
120	Essex Property Trust, Inc.	36,266
6,019	Farmland Partners, Inc.	37,017
5,669	First Industrial Realty Trust, Inc.	216,499
842	Four Corners Property Trust, Inc.	22,683
15,942	Franklin Street Properties Corporation	128,493
11,018	Gaming and Leisure Properties, Inc.	415,489
9,561	GEO Group, Inc.	170,281
3,553	Getty Realty Corporation	106,519
5,790	Gladstone Commercial Corporation	123,095
775	Global Net Lease, Inc.	15,128
1,823	Granite REIT	84,727
6,223	Healthcare Realty Trust, Inc.	199,012
11,309	Healthcare Trust of America, Inc.	304,551
10,152	Highwoods Properties, Inc.	460,190
15,726	Hospitality Properties Trust	388,589
10,457	Host Hotels & Resorts, Inc.	181,847
430	Howard Hughes Corporation[n]	58,050
4,126	Hudson Pacific Properties, Inc.	145,648
18,000	Hysan Development Company, Ltd.	85,753
1,987	Industrial Logistics Properties Trust	42,482
1,487	Investors Real Estate Trust	94,796
8,559	iSTAR Financial, Inc.	112,979
4,731	JBG SMITH Properties	185,124
2,842	Jones Lang LaSalle, Inc.	414,051
5,417	Kilroy Realty Corporation	430,435
5,509	Kite Realty Group Trust	87,648
4,655	Klepierre SA	143,592
4,724	Lamar Advertising Company	382,266
4,808	Lexington Realty Trust	47,455
3,160	Liberty Property Trust	165,268
1,528	Life Storage, Inc.	148,965
457	LTC Properties, Inc.	21,063
1,819	Mack-Cali Realty Corporation	43,256
13,478	Medical Properties Trust, Inc.	235,865
1,191	MGM Growth Properties LLC	35,563
53,287	Mirvac Group	117,088
8,079	Monmouth Real Estate Investment Corporation	111,409
1,212	National Health Investors, Inc.	96,209
5,469	National Storage Affiliates Trust	165,656
3,931	Office Properties Income Trust	110,736
7,720	Omega Healthcare Investors, Inc.	280,236
3,888	One Liberty Properties, Inc.	111,430
10,326	Outfront Media, Inc.	280,661
5,541	Paramount Group, Inc.	76,632
6,950	Pebblebrook Hotel Trust	194,531
12,094	Pennsylvania REIT	72,322
18,068	Physicians Realty Trust	310,950
2,674	Piedmont Office Realty Trust, Inc.	55,646
6,678	PotlatchDeltic Corporation	245,884
830	Preferred Apartment Communities, Inc.	12,027
519	PS Business Parks, Inc.	90,825
3,875	QTS Realty Trust, Inc.	179,335
1,629	Quebecor, Inc.	36,905
5,978	Rayonier, Inc. REIT	173,601
2,938	RE/MAX Holdings, Inc.	85,437
14,483	Realogy Holdings Corporation[g]	75,456
3,492	Redfin Corporation[g,n]	62,996
2,517	Retail Opportunity Investments Corporation	45,658
18,116	Retail Properties of America, Inc.	220,291
5,549	RLJ Lodging Trust	95,887
774	RMR Group, Inc.	38,112

Shares	Common Stock (18.7%)	Value
Real Estate (0.9%) - continued
6,000	Road King Infrastructure, Ltd.	$12,336
6,901	RPT Realty	84,537
2,923	Ryman Hospitality Properties	219,225
14,003	Sabra Health Care REIT, Inc.	289,022
1,062	Saul Centers, Inc.	58,187
7,334	SBA Communications Corporation[n]	1,799,837
17,513	Senior Housing Property Trust	143,607
2,777	Seritage Growth Properties	115,995
3,576	SITE Centers Corporation	50,958
6,585	Spirit Realty Capital, Inc.	290,530
7,150	St. Joe Company[n]	137,566
2,574	STAG Industrial, Inc.	76,499
6,517	Store Capital Corporation	222,947
12,696	Summit Hotel Properties, Inc.	141,053
6,315	Sunstone Hotel Investors, Inc.	83,421
1,000	Swire Pacific, Ltd.	11,398
3,925	Tanger Factory Outlet Centers, Inc.	62,329
2,368	Taubman Centers, Inc.	95,951
4,060	Terreno Realty Corporation	198,372
4,886	UMH Properties, Inc.	64,251
548	Universal Health Realty Income Trust	50,504
9,563	Urban Edge Properties	159,989
3,863	Urstadt Biddle Properties, Inc.	83,402
14,284	VICI Properties, Inc.	304,821
19,667	Washington Prime Group, Inc.	71,391
1,203	Washington REIT	32,421
5,535	Weingarten Realty Investors	154,482
1,003	Weyerhaeuser Company	25,486
14,000	Wing Tai Holdings, Ltd.	21,466
2,700	Xenia Hotels & Resorts, Inc.	57,861

	Total	22,940,734

Utilities (0.1%)
11,000	AGL Energy, Ltd.	157,644
5,350	Alliant Energy Corporation	265,039
6,650	Artesian Resources Corporation	239,267
332	Chesapeake Utilities Corporation	31,029
4,500	CMS Energy Corporation	261,990
5,220	Consolidated Water Company, Ltd.	73,236
2,407	Contact Energy, Ltd.	12,280
6,429	Enagas SA	140,243
3,000	Entergy Corporation	316,860
14,597	Exelon Corporation	657,741
3,206	Middlesex Water Company	200,792
3,055	New Jersey Resources Corporation	152,353
2,167	NorthWestern Corporation	151,517
5,070	PNM Resources, Inc.	251,827
3,800	Public Service Enterprise Group, Inc.	217,170
2,039	Spire, Inc.	168,034
2,373	Unitil Corporation	138,987

	Total	3,436,009

	Total Common Stock (cost $381,671,514)	474,400,383

Shares	Collateral Held for Securities Loaned (0.4%)	Value
10,990,735	Thrivent Cash Management Trust	10,990,735

	Total Collateral Held for Securities Loaned (cost $10,990,735)	10,990,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (15.1%)	Value
	Federal Home Loan Bank Discount Notes
1,400,000	2.150%, 8/16/2019[o,p]	$1,398,775
400,000	2.220%, 8/21/2019[o,p]	399,533
100,000	2.200%, 8/28/2019[o,p]	99,843
5,050,000	2.203%, 9/5/2019[o,p]	5,039,592
2,300,000	2.180%, 9/19/2019[o,p]	2,293,363
8,000,000	2.140%, 9/23/2019[o,p]	7,975,031
3,300,000	2.130%, 9/24/2019[o,p]	3,289,506
1,300,000	2.190%, 10/2/2019[o,p]	1,295,298
	Thrivent Core Short-Term Reserve Fund
36,073,041	2.490%	360,730,409

	Total Short-Term Investments (cost $382,520,204)	382,521,350

	Total Investments (cost $2,417,813,154) 109.5%	$2,783,605,153

	Other Assets and Liabilities, Net (9.5%)	(240,843,681)

	Total Net Assets 100.0%	$2,542,761,472

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $98,518,587 or 3.9% of total net assets.

i

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	Defaulted security. Interest is not being accrued.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of July 31, 2019 was $1,304,133 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2019.

Security	Acquisition Date	Cost
Colony American Finance Trust, 6/15/2051	7/10/2019	$1,299,992

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$9,134,171
Long-Term Fixed Income	1,487,220

Total lending	$10,621,391
Gross amount payable upon return of collateral for securities loaned	$10,990,735

Net amounts due to counterparty	$369,344

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,748,816	–	2,748,816	–
Capital Goods	3,528,025	–	3,528,025	–
Communications Services	8,556,885	–	6,759,281	1,797,604
Consumer Cyclical	6,232,258	–	5,416,317	815,941
Consumer Non-Cyclical	9,103,732	–	9,103,732	–
Energy	3,658,517	–	3,461,148	197,369
Financials	5,117,490	–	4,669,471	448,019
Technology	1,384,379	–	1,384,379	–
Utilities	1,402,888	–	1,170,040	232,848
Registered Investment Companies
Affiliated	918,225,489	918,225,489	–	–
Unaffiliated	19,125,394	19,125,394	–	–
Long-Term Fixed Income
Asset-Backed Securities	23,927,482	–	23,927,482	–
Basic Materials	9,471,309	–	9,471,309	–
Capital Goods	14,498,794	–	14,498,794	–
Collateralized Mortgage Obligations	25,597,994	–	25,597,994	–
Commercial Mortgage-Backed Securities	34,310,961	–	34,310,961	–
Communications Services	26,539,725	–	26,539,725	–
Consumer Cyclical	20,440,014	–	20,440,014	–
Consumer Non-Cyclical	37,557,968	–	37,557,968	–
Energy	29,315,048	–	29,315,048	–
Financials	71,064,042	–	71,064,042	–
Foreign Government	189,666	–	189,666	–
Mortgage-Backed Securities	230,957,003	–	230,957,003	–
Technology	14,736,499	–	14,736,499	–
Transportation	4,667,662	–	4,667,662	–
U.S. Government & Agencies	222,376,310	–	222,376,310	–
Utilities	20,170,547	–	20,170,547	–
Common Stock
Communications Services	16,947,301	16,030,150	917,151	–
Consumer Discretionary	44,081,983	42,499,919	1,582,064	–
Consumer Staples	15,874,643	14,209,772	1,664,871	–
Energy	12,334,047	11,720,698	613,349	–
Financials	77,279,736	74,275,249	3,004,487	–
Health Care	65,673,932	63,658,745	2,015,187	–
Industrials	90,492,802	88,185,501	2,307,301	–
Information Technology	109,694,877	108,016,682	1,678,195	–
Materials	15,644,319	14,020,114	1,624,203	2
Real Estate	22,940,734	22,270,340	670,394	–
Utilities	3,436,009	3,125,842	310,167	–
Short-Term Investments	21,790,941	–	21,790,941	–
Subtotal Investments in Securities	$2,261,096,221	$1,395,363,895	$862,240,543	$3,491,783
Other Investments *	Total
Affiliated Short-Term Investments	360,730,409
Affiliated Registered Investment Companies	150,787,788
Collateral Held for Securities Loaned	10,990,735
Subtotal Other Investments	$522,508,932

Total Investments at Value	$2,783,605,153

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

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Schedule of Investments as of July 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,748,769	7,748,769	–	–
Total Asset Derivatives	$7,748,769	$7,748,769	$–	$–
Liability Derivatives
Futures Contracts	8,545,750	8,545,750	–	–
Total Liability Derivatives	$8,545,750	$8,545,750	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $21,790,941 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	3	September 2019	$373,297	$8,968
CBOT 2-Yr. U.S. Treasury Note	268	September 2019	57,310,948	149,927
CBOT 5-Yr. U.S. Treasury Note	128	September 2019	14,844,399	202,601
CBOT U.S. Long Bond	265	September 2019	39,841,960	1,390,384
CME E-mini S&P 500 Index	1,067	September 2019	155,280,690	3,825,015
CME Euro Foreign Exchange Currency	533	September 2019	75,982,203	(1,845,234)
Eurex Euro STOXX 50 Index	2,569	September 2019	96,396,434	1,547,154
ICE US mini MSCI Emerging Markets Index	1,994	September 2019	101,627,600	624,720

Total Futures Long Contracts			$541,657,531	$5,903,535

CME E-mini Russell 2000 Index	(1,454)	September 2019	($111,507,844)	($3,118,246)
CME E-mini S&P Mid-Cap 400 Index	(521)	September 2019	(99,396,475)	(3,141,535)
CME Ultra Long Term U.S. Treasury Bond	(42)	September 2019	(7,274,392)	(183,233)
ICE mini MSCI EAFE Index	(292)	September 2019	(27,392,347)	(133,033)
Ultra 10-Yr. U.S. Treasury Note	(46)	September 2019	(6,216,344)	(124,469)

Total Futures Short Contracts			($251,787,402)	($6,700,516)

Total Futures Contracts			$289,870,129	($796,981)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$39,595	$7,770	$–	$51,723	5,204	2.0%
Core International Equity	20,445	661	–	21,257	2,281	0.8
Core Low Volatility Equity	66,695	2,568	–	77,807	6,583	3.1
Global Stock, Class S	49,146	4,284	–	52,292	2,008	2.1
High Yield, Class S	36,589	1,591	–	39,161	8,227	1.6
Income, Class S	108,662	3,075	–	120,357	12,831	4.7
International Allocation, Class S	119,772	6,629	–	126,668	12,860	5.0
Large Cap Growth, Class S	155,756	14,257	–	175,670	13,789	6.9
Large Cap Value, Class S	186,607	12,519	–	196,139	8,764	7.7
Limited Maturity Bond, Class S	63,762	1,300	–	66,057	5,289	2.6
Mid Cap Stock, Class S	104,489	10,004	–	113,052	4,135	4.5
Small Cap Stock, Class S	27,255	3,166	–	28,830	1,181	1.1
Total Affiliated Registered Investment Companies	978,773			1,069,013		42.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	296,238	338,376	273,884	360,730	36,073	14.2
Total Affiliated Short-Term Investments	296,238			360,730		14.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	10,900	107,280	107,189	10,991	10,991	0.4
Total Collateral Held for Securities Loaned	10,900			10,991		0.4
Total Value	$1,285,911			$1,440,734

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$4,358	$–	$1,557
Core International Equity	–	152	–	661
Core Low Volatility Equity Fund	–	8,545	1,459	1,109
High Yield, Class S	–	980	–	1,588
Income, Class S	–	8,620	–	3,075
Large Cap Growth, Class S	–	5,658	14,257	–
Global Stock, Class S	–	(1,138)	3,511	773
Large Cap Value, Class S	–	(2,988)	9,534	2,985
Limited Maturity Bond, Class S	–	995	–	1,299
Mid Cap Stock, Class S	–	(1,441)	9,556	448
International Allocation, Class S	–	267	3,851	2,778
Small Cap Stock, Class S	–	(1,591)	3,166	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	–	–	–	6,442
Total Income from Affiliated Investments				$22,715
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	39
Total Affiliated Income from Securities Loaned, Net				$39
Total	$–	$22,417	$45,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$251,780	4.984%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$250,836
	Big River Steel, LLC, Term Loan
221,062	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	221,615
	Chemours Company, Term Loan
286,375	3.990%, (LIBOR 1M + 1.750%), 4/3/2025[b]	271,163
	Momentive Performance Materials USA, LLC, Term Loan
150,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	149,157
	MRC Global (US), Inc., Term Loan
987,469	5.234%, (LIBOR 1M + 3.000%), 9/22/2024[b]	989,325
	Peabody Energy Corporation, Term Loan
162,938	4.984%, (LIBOR 1M + 2.750%), 3/31/2025[b]	162,326
	Pixelle Specialty Solutions, LLC, Term Loan
258,700	8.234%, (LIBOR 1M + 6.000%), 10/31/2024[b]	255,143
	Starfruit US Holdco, LLC, Term Loan
164,588	5.610%, (LIBOR 1M + 3.250%), 10/1/2025[b]	161,571

	Total	2,461,136

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
193,271	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	193,586
	GFL Environmental, Inc., Term Loan
233,233	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	231,234
	Navistar, Inc., Term Loan
113,275	5.830%, (LIBOR 1M + 3.500%), 11/6/2024[b]	113,488
	Sotera Health Holdings, LLC, Term Loan
227,918	5.234%, (LIBOR 1M + 3.000%), 5/15/2022[b]	225,354
	TransDigm, Inc., Term Loan
234,407	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b]	233,052
	Vertiv Group Corporation, Term Loan
599,098	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	569,892

	Total	1,566,606

Communications Services (0.2%)
	Altice France SA, Term Loan
171,063	4.984%, (LIBOR 1M + 2.750%), 7/31/2025[b]	164,648
	CenturyLink, Inc., Term Loan
413,700	4.984%, (LIBOR 1M + 2.750%), 1/31/2025[b]	410,883
	Charter Communications Operating, LLC, Term Loan
349,675	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	350,192

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.2%) - continued
	CommScope Inc., Term Loan
$120,000	5.484%, (LIBOR 1M + 3.250%), 4/4/2026[b]	$120,030
	CSC Holdings, LLC, Term Loan
73,313	4.575%, (LIBOR 1M + 2.250%), 7/17/2025[b,c]	73,038
199,500	5.325%, (LIBOR 1M + 3.000%), 4/15/2027[b]	200,164
	Diamond Sports Group, LLC, Term Loan
205,000	0.000%, (LIBOR 3M + 3.250%), 7/18/2026[b,d,e]	205,338
	Entercom Media Corporation, Term Loan
16,291	4.991%, (LIBOR 1M + 2.750%), 11/17/2024[b]	16,257
	Frontier Communications Corporation, Term Loan
510,738	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	504,354
	HCP Acquisition, LLC, Term Loan
299,503	4.984%, (LIBOR 1M + 2.750%), 5/16/2024[b]	298,647
	Intelsat Jackson Holdings SA, Term Loan
310,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	310,663
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
880,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	877,800
50,946	9.075%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	50,564
	Mediacom Illinois, LLC, Term Loan
118,500	4.100%, (LIBOR 1W + 1.750%), 2/15/2024[b]	118,500
	NEP Group, Inc., Term Loan
203,975	5.484%, (LIBOR 1M + 3.250%), 10/20/2025[b]	203,806
30,000	9.234%, (LIBOR 1M + 7.000%), 10/19/2026[b]	29,775
	SBA Senior Finance II, LLC, Term Loan
183,150	4.240%, (LIBOR 1M + 2.000%), 4/11/2025[b]	182,566
	Sprint Communications, Inc., Term Loan
718,462	4.750%, (LIBOR 1M + 2.500%), 2/3/2024[b]	716,487
	TNS, Inc., Term Loan
347,178	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,c]	338,932
	Unitymedia Finance, LLC, Term Loan
135,000	4.604%, (LIBOR 1M + 2.250%), 1/15/2026[b]	134,864
	Virgin Media Bristol, LLC, Term Loan
140,000	4.825%, (LIBOR 1M + 2.500%), 1/15/2026[b]	140,263
	WideOpenWest Finance, LLC, Term Loan
206,325	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	202,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.2%) - continued
	Windstream Services, LLC, Term Loan
$60,000	4.740%, (LIBOR 1M + 2.500%), 2/26/2021[b,c]	$60,300
193,515	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	198,156

	Total	5,908,640

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
42,436	4.624%, (LIBOR 1W + 2.250%), 9/15/2023[b]	42,404
	Cengage Learning, Inc., Term Loan
480,136	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	462,054
	Eldorado Resorts, Inc., Term Loan
32,991	4.577%, (LIBOR 1M + 2.250%), 4/17/2024[b]	32,930
	Four Seasons Hotels, Ltd., Term Loan
201,894	4.234%, (LIBOR 1M + 2.000%), 11/30/2023[b]	202,051
	Golden Entertainment, Inc., Term Loan
381,175	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	382,128
	Golden Nugget, LLC, Term Loan
414,953	5.020%, (LIBOR 1M + 2.750%), 10/4/2023[b]	415,397
	KAR Auction Services, Inc., Term Loan
32,222	4.875%, (LIBOR 3M + 2.500%), 3/9/2023[b]	32,182
	Men’s Warehouse, Inc., Term Loan
207,803	5.652%, (LIBOR 1M + 3.250%), 4/9/2025[b]	181,480
	Mohegan Gaming and Entertainment, Term Loan
285,058	6.234%, (LIBOR 1M + 4.000%), 10/13/2023[b]	264,392
	Penn National Gaming, Inc., Term Loan
164,175	4.484%, (LIBOR 1M + 2.250%), 10/15/2025[b]	164,361
	Scientific Games International, Inc., Term Loan
790,224	4.984%, (LIBOR 1M + 2.750%), 8/14/2024[b]	785,411
	Staples, Inc., Term Loan
110,000	6.832%, (LIBOR 1M + 4.500%), 9/12/2024[b,c]	108,625
320,000	7.332%, (LIBOR 1M + 5.000%), 4/12/2026[b]	311,802
	Stars Group Holdings BV, Term Loan
184,664	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	185,218
	Wyndham Hotels & Resorts, Inc., Term Loan
138,950	3.984%, (LIBOR 1M + 1.750%), 5/30/2025[b]	139,211

	Total	3,709,646

Principal Amount	Bank Loans (0.9%)[a]	Value
Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
$551,600	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	$533,673
98,500	6.484%, (LIBOR 1M + 4.250%), 3/14/2025[b]	94,683
	Albertson’s, LLC, Term Loan
201,243	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	201,585
258,353	5.234%, (LIBOR 1M + 3.000%), 6/22/2023[b]	258,702
388,050	5.234%, (LIBOR 1M + 3.000%), 11/16/2025[b]	388,395
	Amneal Pharmaceuticals, LLC, Term Loan
222,698	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	205,915
	Bausch Health Companies, Inc., Term Loan
1,038,746	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,042,122
	Chobani, LLC, Term Loan
234,399	5.734%, (LIBOR 1M + 3.500%), 10/7/2023[b]	231,835
	Endo International plc, Term Loan
617,047	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	561,902
	Grifols Worldwide Operations USA, Inc., Term Loan
298,138	4.599%, (LIBOR 1W + 2.250%), 1/31/2025[b]	298,773
	JBS USA LUX SA, Term Loan
264,338	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	264,816
	Libbey Glass, Inc., Term Loan
107,386	5.367%, (LIBOR 1M + 3.000%), 4/9/2021[b]	83,090
	Mallinckrodt International Finance SA, Term Loan
309,217	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	262,448
	McGraw-Hill Global Education Holdings, LLC, Term Loan
542,860	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,d,e]	518,773
	Prime Security Services Borrower, LLC, Term Loan
190,000	4.984%, (LIBOR 1M + 2.750%), 5/2/2022[b]	189,671

	Total	5,136,383

Energy (0.1%)
	BCP Raptor II, LLC, Term Loan
195,000	6.984%, (LIBOR 1M + 4.750%), 12/19/2025[b]	180,862
	Calpine Corporation, Term Loan
220,972	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	221,003
	CONSOL Energy, Inc., Term Loan
189,525	6.740%, (LIBOR 1M + 4.500%), 9/28/2024[b]	189,525
	Fieldwood Energy, LLC, Term Loan
190,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	174,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Energy (0.1%) - continued
	HFOTCO, LLC, Term Loan
$287,100	4.990%, (LIBOR 1M + 2.750%), 6/26/2025[b]	$286,023
	McDermott Technology (Americas), Inc., Term Loan
340,687	7.234%, (LIBOR 1M + 5.000%), 5/10/2025[b]	324,846
	Radiate Holdco, LLC, Term Loan
807,607	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	798,182

	Total	2,174,707

Financials (0.1%)
	Cyxtera DC Holdings, Inc., Term Loan
93,100	5.380%, (LIBOR 1M + 3.000%), 5/1/2024[b]	87,456
50,000	9.610%, (LIBOR 1M + 7.250%), 5/1/2025[b]	43,550
	Digicel International Finance, Ltd., Term Loan
458,009	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	391,025
	DTZ U.S. Borrower, LLC, Term Loan
322,562	5.484%, (LIBOR 1M + 3.250%), 8/21/2025[b]	323,572
	Genworth Holdings, Inc., Term Loan
98,750	6.761%, (LIBOR 1M + 4.500%), 3/7/2023[b]	99,367
	GGP Nimbus, LLC, Term Loan
1,076,862	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,055,175
	Grizzly Finco, Term Loan
258,050	5.570%, (LIBOR 3M + 3.250%), 10/1/2025[b]	258,143
	Harland Clarke Holdings Corporation, Term Loan
157,732	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,c]	120,665
	Level 3 Parent, LLC, Term Loan
200,000	4.484%, (LIBOR 1M + 2.250%), 2/22/2024[b]	200,084
	MoneyGram International, Inc., Term Loan
174,409	8.330%, (LIBOR 3M + 6.000%), 6/30/2023[b]	171,212
	Sable International Finance, Ltd., Term Loan
717,227	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	721,171
	Trans Union, LLC, Term Loan
207,449	4.234%, (LIBOR 1M + 2.000%), 4/9/2023[b]	207,870
	Tronox Finance, LLC, Term Loan
447,222	5.272%, (LIBOR 1M + 3.000%), 9/22/2024[b]	443,658

	Total	4,122,948

Technology (<0.1%)
	Rackspace Hosting, Inc., Term Loan
650,939	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	602,769
	SS&C Technologies Holdings Europe SARL, Term Loan
99,054	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	98,993

Principal Amount	Bank Loans (0.9%)[a]	Value
Technology (<0.1%) - continued
	SS&C Technologies, Inc., Term Loan
$145,489	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	$145,399

	Total	847,161

Utilities (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
597,800	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b]	586,591
	Core and Main, LP, Term Loan
251,175	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	250,861

	Total	837,452

	Total Bank Loans (cost $27,189,428)	26,764,679

Shares	Registered Investment Companies (47.4%)	Value
Affiliated (46.1%)
3,449,015	Thrivent Core Emerging Markets Debt Fund	34,283,208
8,915,969	Thrivent Core International Equity Fund	83,096,831
8,045,506	Thrivent Core Low Volatility Equity Fund	95,097,882
5,134,248	Thrivent Global Stock Fund, Class S	133,695,815
4,702,534	Thrivent High Yield Fund, Class S	22,384,062
7,098,874	Thrivent Income Fund, Class S	66,587,438
23,986,445	Thrivent International Allocation Fund, Class S	236,266,481
17,517,076	Thrivent Large Cap Growth Fund, Class S	223,167,544
10,294,208	Thrivent Large Cap Value Fund, Class S	230,384,376
2,946,544	Thrivent Limited Maturity Bond Fund, Class S	36,802,328
6,346,474	Thrivent Mid Cap Stock Fund, Class S	173,512,597
1,818,493	Thrivent Small Cap Stock Fund,
	Class S	44,407,592

	Total	1,379,686,154

Unaffiliated (1.3%)
36,000	Invesco Senior Loan ETF	821,520
5,384	iShares iBoxx $ High Yield Corporate Bond ETF	468,031
68,695	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,540,849
19,413	iShares Russell 2000 Growth Index Fund[g]	3,950,351
7,213	iShares Russell 2000 Index Fund[g]	1,129,267
5,359	iShares Russell 2000 Value Index Fund	648,225
15,852	Materials Select Sector SPDR Fund	924,806
6,785	ProShares Ultra S&P 500	876,486
48,372	SPDR S&P 500 ETF Trust	14,387,284
31,396	SPDR S&P Biotech ETF[g]	2,690,009
20,345	SPDR S&P Metals & Mining ETF	569,050
10,024	SPDR S&P Retail ETF	426,922
38,560	Vanguard Real Estate ETF	3,427,599

	Total	38,860,399

	Total Registered Investment Companies (cost $1,125,020,277)	1,418,546,553

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Communications Services (0.9%)
15,544	Activision Blizzard, Inc.	$757,614
5,843	Alphabet, Inc., Class Ah	7,117,943
1,485	Alphabet, Inc., Class Ch	1,806,770
49,481	Auto Trader Group plc[i]	324,823
4,564	CBS Corporation	235,092
22,870	Comcast Corporation	987,298
11,880	DISH Network Corporation[h]	402,257
21,093	Facebook, Inc.[h]	4,096,893
2,640	Hemisphere Media Group, Inc.[h]	32,498
6,535	IAC/InterActiveCorp[h]	1,562,192
842	Ipsos SA	23,027
14,800	KDDI Corporation	386,154
696	Liberty Latin America, Ltd.[h]	11,407
36,764	Mediaset Espana Comunicacion SA	215,824
64,419	News Corporation	867,080
81,046	ORBCOMM, Inc.[h]	474,930
2,140	Rightmove plc	13,687
11,349	Seven West Media, Ltd.[h]	3,357
14,206	Take-Two Interactive Software, Inc.[h]	1,740,519
11,851	Telenor ASA	240,136
106,137	Telstra Corporation, Ltd.	287,772
28,233	Tencent Holdings, Ltd. ADR	1,312,834
8,800	TV Asahi Holdings Corporation	144,356
11,850	Twitter, Inc.[h]	501,373
24,933	Verizon Communications, Inc.	1,378,047
4,964	Walt Disney Company	709,902
1,978	Wolters Kluwer NV	143,376
5,950	Zillow Group, Inc.[h]	296,548

	Total	26,073,709

Consumer Discretionary (2.5%)
4,533	Alibaba Group Holding, Ltd. ADR[h]	784,708
4,719	Amazon.com, Inc.[h]	8,809,335
25,475	American Axle & Manufacturing Holdings, Inc.[h]	307,483
1,000	AOKI Holdings, Inc.	9,806
900	Aoyama Trading Company, Ltd.	16,760
3,747	Aptiv plc	328,425
1,300	Autobacs Seven Company, Ltd.	21,155
14,846	Barratt Developments plc	115,906
334	Barrett Business Services, Inc.	29,225
2,900	Benesse Holdings, Inc.	67,874
5,079	Berkeley Group Holdings plc	238,880
1,263	Booking Holdings, Inc.[h]	2,382,788
23,680	BorgWarner, Inc.	895,104
100	Bridgestone Corporation	3,754
25,689	Bright Horizons Family Solutions, Inc.[h]	3,906,526
1,926	Buckle, Inc.	39,194
17,195	Burlington Stores, Inc.[h]	3,107,996
23,836	Canada Goose Holdings, Inc.[g,h]	1,115,286
3,316	Cavco Industries, Inc.[h]	588,093
2,960	Century Casinos, Inc.[h]	29,215
24,039	Children’s Place, Inc.[g]	2,347,889
2,130	Chipotle Mexican Grill, Inc.[h]	1,694,479
1,300	Chiyoda Company, Ltd.	19,219
1,865	Cie Generale des Etablissements Michelin	206,171
34,100	Citizen Watch Company, Ltd.	169,697
910	Compass Group plc	23,024
2,960	Countryside Properties plc[i]	10,555
30,306	Crocs, Inc.[h]	692,492
11,267	CSS Industries, Inc.	57,800
10,281	Culp, Inc.	184,750
4,787	D.R. Horton, Inc.	219,867
8,100	Denso Corporation	343,808

Shares	Common Stock (24.0%)	Value
Consumer Discretionary (2.5%) - continued
4,613	Domino’s Pizza, Inc.	$1,128,017
47,509	Duluth Holdings, Inc.[h]	577,234
14,770	Emerald Expositions Events, Inc.	157,448
4,767	Ethan Allen Interiors, Inc.	98,105
7,214	Etsy, Inc.[h]	483,482
600	Exedy Corporation	12,231
35,544	Extended Stay America, Inc.	594,296
24,304	Five Below, Inc.[h]	2,854,748
169	Genuine Parts Company	16,413
30,148	G-III Apparel Group, Ltd.[h]	864,042
14,924	Grand Canyon Education, Inc.[h]	1,623,283
7,886	Harley-Davidson, Inc.	282,161
15,897	Home Depot, Inc.	3,397,030
3,353	Hooker Furniture Corporation	69,910
40,774	International Game Technology plc	544,333
437	Johnson Outdoors, Inc.	29,712
38,745	Knoll, Inc.	939,566
8,990	Lowe’s Companies, Inc.	911,586
2,550	Lululemon Athletica, Inc.[h]	487,280
7,551	Marcus Corporation	264,210
11,579	Modine Manufacturing Company[h]	158,864
1,250	Mohawk Industries, Inc.[h]	155,863
25,617	Moneysupermarket.com Group plc	114,674
4,895	Netflix, Inc.[h]	1,581,036
10,100	NHK Spring Company, Ltd.	79,201
25,895	NIKE, Inc.	2,227,747
70,200	Nissan Motor Company, Ltd.	456,295
26,681	Norwegian Cruise Line Holdings, Ltd.[h]	1,319,109
10,603	Ollie’s Bargain Outlet Holdings, Inc.[h]	897,968
1,300	Onward Holdings Company, Ltd.	6,667
1,940	O’Reilly Automotive, Inc.[h]	738,674
15,420	Oxford Industries, Inc.	1,128,590
7,810	Park Hotels & Resorts, Inc.	206,262
44,891	Planet Fitness, Inc.[h]	3,531,126
104,373	Playa Hotels and Resorts NVh	765,054
900	Plenus Company, Ltd.[g]	14,787
3,572	PVH Corporation	317,622
132,367	Red Rock Resorts, Inc.	2,758,528
13,035	Redrow plc	88,702
3,275	RHg,h	456,535
7,866	Ross Stores, Inc.	834,032
2,800	Sangetsu Company, Ltd.	50,747
16,100	Sekisui House, Ltd.	270,696
600	SHIMAMURA Company, Ltd.	42,425
3,860	Standard Motor Products, Inc.	177,599
13,265	Starbucks Corporation	1,256,063
1,011	Steven Madden, Ltd.	34,890
23,000	Sumitomo Rubber Industries, Ltd.	251,056
4,363	Super Retail Group, Ltd.	26,783
400	Takara Standard Company, Ltd.	6,270
49,492	Taylor Wimpey plc	96,972
20,856	Texas Roadhouse, Inc.	1,151,877
39,295	Toll Brothers, Inc.	1,413,441
11,100	Toyoda Gosei Company, Ltd.	204,138
200	TS Tech Company, Ltd.	5,506
6,097	Ulta Beauty, Inc.[h]	2,129,377
1,000	United Arrows, Ltd.	28,658
9,286	Vail Resorts, Inc.	2,289,185
1,752	WH Smith plc	45,061
14,876	Wingstop, Inc.	1,421,997
12,400	Yahoo Japan Corporation	36,319
20,218	Zumiez, Inc.[h]	500,800

	Total	73,379,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Consumer Staples (0.9%)
2,200	Archer-Daniels-Midland Company	$90,376
1,700	Arcs Company, Ltd.	35,361
10,011	Calavo Growers, Inc.[g]	885,373
2,007	Carlsberg AS	274,136
27,965	Casey’s General Stores, Inc.	4,527,813
14,834	Central Garden & Pet Company[h]	450,657
1,918	Central Garden & Pet Company, Class Ah	52,841
5,132	Church & Dwight Company, Inc.	387,158
30,273	Colgate-Palmolive Company	2,171,785
107,650	Cott Corporation	1,376,843
2,753	Empire Company, Ltd.	72,861
2,031	ForFarmers BV	15,968
497	Glanbia plc	6,492
605	Grocery Outlet Holding Corporation[h]	23,559
81,500	Hain Celestial Group, Inc.[h]	1,774,255
207	Inter Parfums, Inc.	14,341
35,200	Japan Tobacco, Inc.	775,587
15,859	John B. Sanfilippo & Son, Inc.	1,378,306
2,060	Kimberly-Clark Corporation	279,439
273	L’Oreal SA	73,045
400	Ministop Company, Ltd.	5,463
29,511	Monster Beverage Corporation[h]	1,902,574
1,579	Nestle SA	167,512
18,034	PepsiCo, Inc.	2,304,925
22,596	Philip Morris International, Inc.	1,889,252
2,901	Seneca Foods Corporation[h]	91,614
4,500	Sugi Holdings Company, Ltd.	216,613
8,900	Sundrug Company, Ltd.	246,077
133,569	SunOpta, Inc.[h]	380,672
6,975	TreeHouse Foods, Inc.[h]	413,896
700	TSURUHA Holdings, Inc.	71,254
76,185	Turning Point Brands, Inc.	2,828,749
8,813	Unilever NV	510,835
12,664	Unilever plc	761,895
12,742	Wal-Mart Stores, Inc.	1,406,462

	Total	27,863,989

Energy (0.6%)
27,207	Abraxas Petroleum Corporation[h]	23,681
118,406	Archrock, Inc.	1,300,098
11,844	BP plc ADR	470,681
216,641	Callon Petroleum Company[g,h]	1,065,874
10,100	Chevron Corporation	1,243,411
5,971	Concho Resources, Inc.	583,247
2,170	Contura Energy, Inc.[h]	77,751
3,106	Diamond Offshore Drilling, Inc.[h]	28,078
10,960	Diamondback Energy, Inc.	1,133,593
9,339	Dril-Quip, Inc.[h]	491,418
17,475	EQT Corporation	264,047
9,280	Era Group, Inc.[h]	95,770
168,776	Euronav NV	1,421,094
2,343	Evolution Petroleum Corporation	14,292
22,357	Exterran Corporation[h]	305,173
20,388	Forum Energy Technologies, Inc.[h]	53,417
22,945	Frank’s International NVh	130,787
337	Gaztransport Et Technigaz SA	30,574
49,102	Gran Tierra Energy, Inc.[h]	80,036
10,300	Halliburton Company	236,900
3,400	JXTG Holdings, Inc.	16,000
31,694	Marathon Oil Corporation	445,935
8,090	Marathon Petroleum Corporation	456,195
474	Matrix Service Company[h]	8,707
228,027	Nabors Industries, Ltd.	674,960
86,160	Nine Energy Service, Inc.[h]	1,108,879
4,485	Oil States International, Inc.[h]	66,916

Shares	Common Stock (24.0%)	Value
Energy (0.6%) - continued
9,112	Pacific Drilling SAh	$85,653
25,375	Patterson-UTI Energy, Inc.	295,111
5,674	Pioneer Natural Resources Company	783,239
507	REX American Resources Corporation[h]	37,822
15,087	Royal Dutch Shell plc, Class A	475,173
21,225	Royal Dutch Shell plc, Class B	670,393
4,571	SEACOR Holdings, Inc.[h]	217,763
59,599	Talos Energy, Inc.[h]	1,226,547
24,957	TechnipFMC plc	687,316
21,224	Unit Corporation[h]	137,956
23,680	WPX Energy, Inc.[h]	247,219

	Total	16,691,706

Financials (3.7%)
466	1st Source Corporation	21,879
8,250	Aflac, Inc.	434,280
14,926	AG Mortgage Investment Trust, Inc.	244,189
1,930	Alleghany Corporation[h]	1,323,459
1,050	Allianz SE	243,610
18,550	Ally Financial, Inc.	610,480
45,519	American Financial Group, Inc.	4,660,235
4,660	American International Group, Inc.	260,913
9,938	Ameriprise Financial, Inc.	1,446,078
24,501	Ameris Bancorp	974,405
11,254	Argo Group International Holdings, Ltd.	770,224
13,430	Arthur J. Gallagher & Company	1,214,475
3,165	Artisan Partners Asset Management, Inc.	93,652
55,492	Assured Guaranty, Ltd.	2,424,445
28,477	Bank Leumi Le-Israel BM	207,156
89,928	Bank of America Corporation	2,758,991
1,943	Bank of Marin Bancorp	84,948
6,971	Bank of Montreal	521,848
10,346	BankFinancial Corporation	138,740
2,586	Berkshire Hathaway, Inc.[h]	531,242
1,158	BlackRock, Inc.	541,573
8,450	Blackstone Group, Inc.	405,431
7,468	BOK Financial Corporation	624,922
41,037	Boston Private Financial Holdings, Inc.	473,567
153,010	BrightSphere Investment Group	1,637,207
10,901	Brown & Brown, Inc.	391,673
4,287	Byline Bancorp, Inc.[h]	81,925
6,879	Capital One Financial Corporation	635,757
11,118	Cboe Global Markets, Inc.	1,215,309
2,224	Central Pacific Financial Corporation	65,541
18,862	Charles Schwab Corporation	815,216
2,610	Chubb, Ltd.	398,912
29,396	CI Financial Corporation	455,707
4,888	Cincinnati Financial Corporation	524,629
21,730	Citigroup, Inc.	1,546,307
6,319	Citizens Financial Group, Inc.	235,446
11,023	CNP Assurances	227,826
17,368	Cohen & Steers, Inc.	909,562
11,104	Colony Capital, Inc.	62,738
11,478	Comerica, Inc.	840,190
16,785	Community Trust Bancorp, Inc.	709,838
26,200	DBS Group Holdings, Ltd.	499,551
475	Deutsche Boerse AG	65,941
9,883	Deutsche Pfandbriefbank AGi	112,198
17,287	Direct Line Insurance Group plc	67,622
29,963	Discover Financial Services	2,688,880
12,309	DnB ASA	220,216
23,929	Dynex Capital, Inc.	390,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Financials (3.7%) - continued
54,983	E*TRADE Financial Corporation	$2,682,621
7,520	East West Bancorp, Inc.	361,035
5,065	Ellington Residential Mortgage REIT	57,538
7,948	Enterprise Financial Services Corporation	331,273
22,792	Essent Group, Ltd.[h]	1,052,079
5,252	Euronext NVi	405,436
3,427	FBL Financial Group, Inc.	214,873
581	Federal Agricultural Mortgage Corporation	44,894
21,639	Fifth Third Bancorp	642,462
11,060	Financial Institutions, Inc.	340,537
16,747	First American Financial Corporation	968,312
19,610	First Busey Corporation	530,058
5,710	First Citizens BancShares, Inc.	2,666,684
23,825	First Defiance Financial Corporation	684,254
8,574	First Financial Corporation	372,197
57,060	First Hawaiian, Inc.	1,526,926
25,119	First Interstate BancSystem, Inc.	1,005,514
588	First Mid-Illinois Bancshares, Inc.	20,039
5,792	First Midwest Bancorp, Inc.	125,281
1,658	First of Long Island Corporation	36,675
9,636	First Republic Bank	957,433
42,740	FlexiGroup, Ltd.	53,203
5,150	Genworth MI Canada, Inc.[g]	190,072
810	Goldman Sachs Group, Inc.	178,305
17,024	Great Southern Bancorp, Inc.	1,020,759
36,369	Hamilton Lane, Inc.	2,134,860
8,709	Hanover Insurance Group, Inc.	1,129,644
37,616	Hartford Financial Services Group, Inc.	2,167,810
14,681	Heartland Financial USA, Inc.	706,009
97,074	Heritage Commerce Corporation	1,200,805
14,107	Hometrust Bancshares, Inc.	368,616
17,930	Horace Mann Educators Corporation	778,879
18,561	Horizon Bancorp, Inc.	323,333
9,522	Houlihan Lokey, Inc.	438,012
17,340	Huntington Bancshares, Inc.	247,095
20,721	IBERIABANK Corporation	1,628,049
16,172	Independent Bank Corporation	351,579
20,831	Interactive Brokers Group, Inc.	1,067,797
34,993	Intercontinental Exchange, Inc.	3,074,485
605	International Bancshares Corporation	22,766
66,632	Israel Discount Bank, Ltd.	287,586
7,081	J.P. Morgan Chase & Company	821,396
7,806	Kemper Corporation	687,084
35,470	KeyCorp	651,584
2,117	KKR Real Estate Finance Trust, Inc.	42,404
7,697	Lakeland Bancorp, Inc.	126,077
4,686	Laurentian Bank of Canada	161,230
573,121	Lloyds TSB Group plc	370,743
13,922	Loews Corporation	745,384
4,330	M&T Bank Corporation	711,203
23,677	Manulife Financial Corporation	428,762
560	Markel Corporation[h]	623,801
1,917	MarketAxess Holdings, Inc.	646,106
59,527	Medibank Private, Ltd.	146,745
2,732	Mercantile Bank Corporation	91,795
27,235	Meridian Bancorp, Inc.	499,490
7,260	MetLife, Inc.	358,789
22,502	MidWestOne Financial Group, Inc.	699,137
19,300	Mizuho Financial Group, Inc.	27,393
1,214	Moody’s Corporation	260,209
6,070	Morgan Stanley	270,479
5,057	MSCI, Inc.	1,149,153

Shares	Common Stock (24.0%)	Value
Financials (3.7%) - continued
2,122	National Bank of Canada	$102,707
242	National Western Life Group, Inc.	65,098
5,045	Newmark Group, Inc.	49,744
17,125	Northern Trust Corporation	1,678,250
9,126	Old Second Bancorp, Inc.	119,916
3,381	Opus Bank	75,768
11,973	PacWest Bancorp	462,517
1,304	Paragon Banking Group plc	6,622
1,297	Pargesa Holding SA	97,347
56,682	PCSB Financial Corporation	1,101,898
662	Peapack-Gladstone Financial Corporation	18,821
2,546	Peoples Bancorp, Inc.	82,516
7,225	Primerica, Inc.	886,435
43,589	Prosight Global, Inc.[h]	743,192
2,350	Prudential Financial, Inc.	238,079
11,949	QCR Holdings, Inc.	457,169
17,050	Radian Group, Inc.	388,740
26,290	Raymond James Financial, Inc.	2,120,814
10,299	Reinsurance Group of America, Inc.	1,605,820
11,800	Resona Holdings, Inc.	48,105
4,306	S&P Global, Inc.	1,054,755
18,444	Sandy Spring Bancorp, Inc.	672,099
72,431	Santander Consumer USA Holdings, Inc.	1,949,118
66,080	Seacoast Banking Corporation of Florida[h]	1,786,803
13,949	SEI Investments Company	831,221
1,500	Senshu Ikeda Holdings, Inc.	2,752
6,873	Skandinaviska Enskilda Banken AB	64,620
243,699	SLM Corporation	2,220,098
16,877	State Auto Financial Corporation	583,607
2,260	State Street Corporation	131,283
14,405	Stifel Financial Corporation	861,563
8,839	SVB Financial Group[h]	2,050,383
44,975	Synovus Financial Corporation	1,716,696
3,961	Territorial Bancorp, Inc.	113,879
2,789	Topdanmark AS	142,953
11,853	Toronto-Dominion Bank	692,877
9,413	TriCo Bancshares	355,341
59,072	TrustCo Bank Corporation	478,483
7,070	U.S. Bancorp	404,051
23,013	United Community Banks, Inc.	660,473
1,305	Univest Financial Corporation	35,835
314	Virtus Investment Partners, Inc.	33,648
3,372	Walker & Dunlop, Inc.	196,722
6,004	Washington Trust Bancorp, Inc.	301,581
1,749	WesBanco, Inc.	63,978
5,907	Western Alliance Bancorp[h]	292,042
581	Westwood Holdings Group, Inc.	18,185
30,022	Wintrust Financial Corporation	2,147,774
14,980	WSFS Financial Corporation	634,703
60,027	Zions Bancorporations NA	2,705,417

	Total	111,276,223

Health Care (3.4%)
17,015	Abbott Laboratories	1,482,007
1,506	Abcam plc	23,852
4,368	ABIOMED, Inc.[h]	1,216,750
14,685	Aerie Pharmaceuticals, Inc.[h]	318,224
28,261	Agilent Technologies, Inc.	1,961,596
16,540	Agios Pharmaceuticals, Inc.[g,h]	795,739
4,074	Alexion Pharmaceuticals, Inc.[h]	461,543
9,917	AmerisourceBergen Corporation	864,267
11,421	Amgen, Inc.	2,130,930
1,717	Amplifon SPA	42,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Health Care (3.4%) - continued
7,201	Ardelyx, Inc.[h]	$17,354
6,983	Arena Pharmaceuticals, Inc.[h]	437,694
259	Atrion Corporation	199,301
13,650	Bausch Health Companies, Inc.[h]	327,191
538	Biogen, Inc.[h]	127,947
10,715	BioMarin Pharmaceutical, Inc.[h]	849,914
710	Bio-Rad Laboratories, Inc.[h]	223,579
14,017	Bio-Techne Corporation	2,945,673
41,157	Bruker Corporation	1,969,362
59,201	Catalent, Inc.[h]	3,344,264
8,167	Charles River Laboratories International, Inc.[h]	1,098,788
969	Chemed Corporation	392,823
1,061	Cigna Holding Company	180,285
12,895	Concert Pharmaceuticals, Inc.[h]	129,724
4,680	CryoLife, Inc.[h]	134,878
11,368	CVS Health Corporation	635,130
13,471	Danaher Corporation	1,892,676
6,936	Dexcom, Inc.[h]	1,088,050
12,031	Edwards Lifesciences Corporation[h]	2,560,798
1,662	Enanta Pharmaceuticals, Inc.[h]	124,683
57,025	GenMark Diagnostics, Inc.[h]	356,977
30,754	Gilead Sciences, Inc.	2,015,002
36,561	GlaxoSmithKline plc	756,116
1,131	GN Store Nord AS	53,649
1,143	Grifols SA	37,043
79,409	Halozyme Therapeutics, Inc.[h]	1,349,159
972	HealthStream, Inc.[h]	27,449
9,837	Hill-Rom Holdings, Inc.	1,049,018
3,919	Humana, Inc.	1,162,963
3,090	Illumina, Inc.[h]	925,084
14,673	Immunomedics, Inc.[h]	216,427
13,528	Inogen, Inc.[h]	831,972
26,621	Inspire Medical Systems, Inc.[h]	1,800,378
20,302	Intersect ENT, Inc.[h]	401,371
8,160	Intra-Cellular Therapies, Inc.[h]	68,136
2,928	Intuitive Surgical, Inc.[h]	1,521,125
8,818	Jazz Pharmaceuticals, Inc.[h]	1,229,053
27,725	Johnson & Johnson	3,610,350
700	KYORIN Holdings, Inc.	11,775
1,449	Laboratory Corporation of America Holdings[h]	242,736
31,227	LHC Group, Inc.[h]	3,952,714
8,134	Ligand Pharmaceuticals, Inc.[h]	744,342
217	LNA Sante	12,011
552	Magellan Health Services, Inc.[h]	38,828
179	Masimo Corporation[h]	28,255
5,675	McKesson Corporation	788,541
28,423	Medtronic plc	2,897,441
16,958	Merck & Company, Inc.	1,407,344
19,038	Merit Medical Systems, Inc.[h]	751,239
400	Miraca Holdings, Inc.	9,044
46,784	Natera, Inc.[h]	1,290,303
8,075	National Healthcare Corporation	707,370
14,160	Neurocrine Biosciences, Inc.[h]	1,364,882
5,447	Nevro Corporation[h]	364,186
1,907	NextGen Healthcare, Inc.[h]	31,199
11,223	Novartis AG	1,029,136
18,501	Novo Nordisk AS	888,406
7,867	Novocure, Ltd.[h]	654,692
9,582	NuVasive, Inc.[h]	638,161
102,566	Optinose, Inc.[g,h]	550,779
2,446	Orthifix Medical, Inc.[h]	130,739
9,446	PerkinElmer, Inc.	813,490
16,312	Pfizer, Inc.	633,558
538	Phibro Animal Health Corporation	16,748

Shares	Common Stock (24.0%)	Value
Health Care (3.4%) - continued
237	Prothena Corporation plc[h]	$2,218
5,954	Recordati SPA	266,650
8,993	Repligen Corporation[h]	848,849
7,725	ResMed, Inc.	994,208
2,945	Roche Holding AG	788,274
6,495	Sage Therapeutics, Inc.[h]	1,041,408
3,627	Sarepta Therapeutics, Inc.[h]	539,879
27,071	Syneos Health, Inc.[h]	1,383,057
26,875	Tactile Systems Technology, Inc.[h]	1,551,763
12,266	Teleflex, Inc.	4,167,251
11,055	Thermo Fisher Scientific, Inc.	3,069,752
1,097	U.S. Physical Therapy, Inc.	141,601
19,102	UnitedHealth Group, Inc.	4,756,589
6,635	Universal Health Services, Inc.	1,000,956
6,875	Varian Medical Systems, Inc.[h]	806,919
25,871	Veeva Systems, Inc.[h]	4,291,999
8,061	Vertex Pharmaceuticals, Inc.[h]	1,343,124
1,663	Waters Corporation[h]	350,161
5,320	West Pharmaceutical Services, Inc.	730,276
146,079	Wright Medical Group NVg,h	4,215,840
30,395	Zoetis, Inc.	3,492,082

	Total	101,169,389

Industrials (4.3%)
36,078	Acco Brands Corporation	352,843
6,143	ACS Actividades de Construccion y Servicios, SA	248,219
2,479	Actuant Corporation	56,769
8,847	Aegion Corporation[h]	166,766
24,671	Aerojet Rocketdyne Holdings, Inc.[h]	1,053,945
26,384	AGCO Corporation	2,031,568
177	Alamo Group, Inc.	17,327
7,800	Altra Industrial Motion Corporation	224,094
29,163	AMETEK, Inc.	2,613,296
29,283	Arcosa, Inc.	1,098,112
34,692	ASGN, Inc.[h]	2,187,331
14,088	Atlas Copco AB, Class A	430,306
8,543	Atlas Copco AB, Class B	233,059
39,014	AZZ, Inc.	1,817,272
840	Boeing Company	286,591
4,775	Brink’s Company	430,514
1,076	Bureau Veritas SA	26,811
32,523	BWX Technologies, Inc.	1,753,315
8,538	Carlisle Companies, Inc.	1,231,265
41,987	Casella Waste Systems, Inc.[h]	1,830,633
3,953	Caterpillar, Inc.	520,492
75,458	CBIZ, Inc.[h]	1,763,453
176	Chase Corporation	18,230
1,526	CIA De Distribucion Integral	31,796
1,220	Columbus McKinnon Corporation	46,897
4,842	Cornerstone Building Brands, Inc.[h]	28,180
43,322	Costamare, Inc.	261,232
6,119	CRA International, Inc.	265,687
26,117	Crane Company	2,185,993
11,079	CSW Industrials, Inc.	782,288
11,285	CSX Corporation	794,464
3,750	Cummins, Inc.	615,000
30,577	Curtiss-Wright Corporation	3,880,527
9,920	Delta Air Lines, Inc.	605,517
13,605	Douglas Dynamics, Inc.	559,165
44,914	EMCOR Group, Inc.	3,790,292
18,175	Emerson Electric Company	1,179,194
24,417	Encore Wire Corporation	1,340,982
2,284	Ennis, Inc.	46,434
5,574	ESCO Technologies, Inc.	465,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Industrials (4.3%) - continued
10,601	Expeditors International of Washington, Inc.	$809,386
44,252	Federal Signal Corporation	1,378,450
14,239	Forrester Research, Inc.	673,932
4,333	Fortive Corporation	329,525
17	Geberit AG	7,848
9,515	General Dynamics Corporation	1,769,219
7,043	Gorman-Rupp Company	233,968
17,158	Granite Construction, Inc.	609,109
1,100	GS Yuasa Corporation	20,573
18,969	GWA Group, Ltd.	46,380
29,523	Healthcare Services Group, Inc.[g]	705,895
14,686	Heico Corporation	2,008,310
230	Herc Holdings, Inc.[h]	10,382
985	Hillenbrand, Inc.	33,185
3,700	Hino Motors, Ltd.	29,682
2,005	HNI Corporation	68,651
26,612	Honeywell International, Inc.	4,589,506
2,549	Hub Group, Inc.[h]	115,597
13,387	Hubbell, Inc.	1,738,704
3,735	Huntington Ingalls Industries, Inc.	852,700
778	Huron Consulting Group, Inc.[h]	47,435
1,794	Hyster-Yale Materials Handling, Inc.	110,941
13,275	ICF International, Inc.	1,130,897
17,772	IDEX Corporation	2,989,606
7,760	Illinois Tool Works, Inc.	1,196,825
2,400	Inaba Denki Sangyo Company, Ltd.	110,528
14,211	Ingersoll-Rand plc	1,757,332
74,587	Interface, Inc.	1,033,776
7,000	Johnson Controls International plc	297,080
6,324	Kelly Services, Inc.	175,997
17,302	Kforce, Inc.	589,825
5,594	Koninklijke Philips NV	262,419
9,350	Korn Ferry	367,268
3,676	Legrand SA	259,868
21,765	Lincoln Electric Holdings, Inc.	1,839,578
7,454	Lockheed Martin Corporation	2,699,615
5,104	Manpower, Inc.	466,250
3,300	Marubeni Corporation	21,392
35,860	Masonite International Corporation[h]	1,911,338
18,329	Mercury Systems, Inc.[h]	1,494,180
2,000	Mitsuboshi Belting, Ltd.	36,667
6,102	Mobile Mini, Inc.	207,224
156,468	MRC Global, Inc.[h]	2,447,160
27,426	Mueller Industries, Inc.	827,991
2,520	Mueller Water Products, Inc.	25,628
7,376	National Express Group plc	37,638
6,300	Nitto Kogyo Corporation	119,946
3,178	Nobina ABi	18,522
7,613	Norfolk Southern Corporation	1,454,997
2,237	Northgate plc	8,950
1,300	NSK, Ltd.	10,992
7,174	Old Dominion Freight Line, Inc.	1,197,915
11,047	PageGroup plc	60,104
10,030	Parker Hannifin Corporation	1,756,052
64,265	Primoris Services Corporation	1,346,994
19,352	Raven Industries, Inc.	701,316
31,889	Regal-Beloit Corporation	2,539,002
20,481	RELX plc	485,775
7,928	Resources Connection, Inc.	139,533
97,085	Ritchie Brothers Auctioneers, Inc.	3,503,798
6,211	Rockwell Automation, Inc.	998,605
5,528	Roper Industries, Inc.	2,010,257
1,956	Rush Enterprises, Inc.	73,663
4,334	Sandvik AB	66,508

Shares	Common Stock (24.0%)	Value
Industrials (4.3%) - continued
340	Schindler Holding AG, Participation Certificate	$78,381
4,291	Schneider Electric SE	370,212
9,890	Signify NVi	268,780
11,100	SiteOne Landscape Supply, Inc.[h]	819,957
13,980	SKF AB	229,311
51,711	Southwest Airlines Company	2,664,668
16,156	SP Plus Corporation[h]	557,867
1,003	Spirax-Sarco Engineering plc	109,371
11,223	SPX Corporation[h]	391,683
27,433	SPX FLOW, Inc.[h]	1,112,682
24,341	Standex International Corporation	1,712,876
20,500	Sumitomo Corporation	304,193
32,100	Sumitomo Electric Industries, Ltd.	397,171
800	Taikisha, Ltd.	23,861
13,351	Teledyne Technologies, Inc.[h]	3,888,879
2,516	Tennant Company	191,493
2,027	Thermon Group Holdings, Inc.[h]	51,364
2,300	Toppan Forms Company, Ltd.	20,036
1,735	Transcontinental, Inc.	19,956
1,725	TransDigm Group, Inc.[h]	837,384
7,909	TransUnion	654,786
35,518	TriMas Corporation[h]	1,065,185
4,443	TrueBlue, Inc.[h]	87,838
1,800	Tsubakimoto Chain Company	58,968
6,319	UniFirst Corporation	1,244,022
6,050	United Airlines Holdings, Inc.[h]	556,056
8,637	United Rentals, Inc.[h]	1,093,012
18,996	United Technologies Corporation	2,537,866
11,155	Universal Truckload Services, Inc.	219,642
25,870	Valmont Industries, Inc.	3,559,712
1,027	Vectrus, Inc.[h]	41,532
23,559	Verisk Analytics, Inc.	3,574,371
14,368	WageWorks, Inc.[h]	735,211
45,459	Waste Connections, Inc.	4,124,040
7,825	Watsco, Inc.	1,272,502
49,535	Willdan Group, Inc.[h]	1,732,734
2,717	Woodward, Inc.	304,413
14,009	Xylem, Inc.	1,124,783
1,100	Yuasa Trading Company, Ltd.	31,003

	Total	130,207,812

Information Technology (5.7%)
8,845	Accenture plc	1,703,370
2,499	ADTRAN, Inc.	27,764
15,700	Advanced Energy Industries, Inc.[h]	916,880
66,090	Advanced Micro Devices, Inc.[h]	2,012,440
24,867	Akamai Technologies, Inc.[h]	2,191,529
3,420	Alliance Data Systems Corporation	536,666
7,620	Alteryx, Inc.[h]	895,655
718	Altisource Portfolio Solutions SAg,h	15,078
5,045	Amadeus IT Holding SA	394,252
3,285	American Software, Inc.	43,756
50,516	Amphenol Corporation	4,714,153
4,057	ANSYS, Inc.[h]	824,058
36,992	Apple, Inc.	7,880,776
13,042	Arista Networks, Inc.[h]	3,566,335
4,039	Atkore International Group, Inc.[h]	110,224
7,140	Atlassian Corporation plc[h]	1,000,457
11,493	Automatic Data Processing, Inc.	1,913,814
8,345	Avalara, Inc.[h]	679,951
1,118	Badger Meter, Inc.	59,802
31,316	Benchmark Electronics, Inc.	847,411
34,551	Blackline, Inc.[h]	1,540,975
32,298	Booz Allen Hamilton Holding Corporation	2,220,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Information Technology (5.7%) - continued
921	Broadridge Financial Solutions, Inc.	$117,078
3,451	CACI International, Inc.[h]	742,483
21,100	Canon, Inc.	572,258
4,293	Capgemini SA	545,059
42,079	CDK Global, Inc.	2,182,638
6,313	CDW Corporation	745,944
9,796	CGI, Inc.[h]	753,961
66,043	Ciena Corporation[h]	2,986,464
115,937	Cisco Systems, Inc.	6,422,910
78,067	Clearwater Energy, Inc.	1,340,410
11,786	Cognex Corporation	518,702
17,190	Cohu, Inc.	260,600
12,624	Computer Services, Inc.	505,339
15,162	Computershare, Ltd.	163,329
26,005	CoreLogic, Inc.[h]	1,185,048
20,063	Coupa Software, Inc.[h]	2,722,750
2,758	CSG Systems International, Inc.	141,320
7,939	CTS Corporation	250,237
18,206	Descartes Systems Group, Inc.[h]	660,878
37,157	DocuSign, Inc.[h]	1,921,760
108,814	Dolby Laboratories, Inc.	7,410,233
5,055	DSP Group, Inc.[h]	81,487
9,648	Ebix, Inc.	444,097
8,565	Elastic NVh	846,479
4,496	EPAM Systems, Inc.[h]	871,280
4,890	Euronet Worldwide, Inc.[h]	762,400
8,716	ExlService Holdings, Inc.[h]	599,574
2,182	eXp World Holdings, Inc.[h]	23,064
3,685	Fair Isaac Corporation[h]	1,280,243
6,103	Fiserv, Inc.[h]	643,439
25,012	Five9, Inc.[h]	1,234,842
15,663	Global Payments, Inc.	2,630,131
36,583	Guidewire Software, Inc.[h]	3,734,393
18,446	Halma plc	445,462
11,494	International Business Machines Corporation	1,703,871
2,840	International Money Express, Inc.[h]	39,306
8,428	Intuit, Inc.	2,337,169
215	Jenoptik AG	6,025
19,974	Keysight Technologies, Inc.[h]	1,788,072
5,715	KLA-Tencor Corporation	779,069
5,142	Kulicke and Soffa Industries, Inc.	116,363
7,100	Lam Research Corporation	1,481,131
76,046	Lattice Semiconductor Corporation[h]	1,470,730
4,299	ManTech International Corporation	295,685
17,575	MasterCard, Inc.	4,785,145
11,682	Methode Electronics, Inc.	349,876
84,539	Microsoft Corporation	11,520,130
6,608	MicroStrategy, Inc.[h]	903,512
37,121	Monolithic Power Systems, Inc.	5,499,847
1,014	MTS Systems Corporation	58,427
30,195	National Instruments Corporation	1,260,943
3,300	NEC Networks & System Integration Corporation	85,334
28,756	New Relic, Inc.[h]	2,679,197
10,206	Nice, Ltd. ADR[h]	1,558,660
19,671	Nova Measuring Instruments, Ltd.[h]	571,443
9,284	Novanta, Inc.[h]	780,692
5,048	NVIDIA Corporation	851,699
56,492	Oracle Corporation	3,180,500
6,395	Palo Alto Networks, Inc.[h]	1,448,723
19,695	PayPal Holdings, Inc.[h]	2,174,328
8,959	Pegasystems, Inc.	677,300
24,608	Plexus Corporation[h]	1,469,344
9,658	Presidio, Inc.	135,212
7,175	Progress Software Corporation	310,606

Shares	Common Stock (24.0%)	Value
Information Technology (5.7%) - continued
21,723	Proofpoint, Inc.[h]	$2,741,443
16,991	Q2 Holdings, Inc.[h]	1,357,071
4,312	QAD, Inc.	186,020
3,650	QUALCOMM, Inc.	267,034
24,841	Rogers Corporation[h]	3,941,273
1,100	Ryoyo Electro Corporation	18,249
80,488	SailPoint Technologies Holdings, Inc.[h]	1,701,516
11,782	Salesforce.com, Inc.[h]	1,820,319
8,170	ScanSource, Inc.[h]	277,371
10,422	ServiceNow, Inc.[h]	2,890,959
11,800	Shinko Electric Industries Company, Ltd.	94,891
4,845	Silicon Laboratories, Inc.[h]	543,657
4,153	Splunk, Inc.[h]	561,942
7,654	Square, Inc.[h]	615,458
5,167	Sykes Enterprises, Inc.[h]	146,174
39,276	Synopsys, Inc.[h]	5,214,282
21,956	TE Connectivity, Ltd.	2,028,734
9,199	Teradata Corporation[h]	336,867
9,291	Teradyne, Inc.	517,787
19,342	Texas Instruments, Inc.	2,417,943
1,100	Tokyo Seimitsu Company, Ltd.	30,846
3,600	Trend Micro, Inc.	156,967
13,209	Tyler Technologies, Inc.[h]	3,082,320
3,109	VeriSign, Inc.[h]	656,279
48,578	Virtusa Corporation[h]	2,170,465
20,389	Visa, Inc.	3,629,242
8,040	WEX, Inc.[h]	1,753,283
2,782	Workday, Inc.[h]	556,344
18,842	Xilinx, Inc.	2,151,945

	Total	172,027,145

Materials (0.7%)
8,290	Alcoa Corporation[h]	186,442
1,875	Avery Dennison Corporation	215,381
6,173	Balchem Corporation	633,597
7,350	Ball Corporation	525,378
21,697	BHP Group plc	517,334
13,814	BHP Group, Ltd.	380,308
13,521	Boise Cascade Company	365,067
1,313	Boliden AB	29,775
7,358	Celanese Corporation	825,347
8,530	CF Industries Holdings, Inc.	422,747
5,015	Continental Building Products, Inc.[h]	123,269
300	DOWA Holdings Company, Ltd.	9,474
6,600	Eastman Chemical Company	497,310
1,886	Ecolab, Inc.	380,463
22,270	Ferroglobe Representation & Warranty Insurance Trust[c,h]	2
6,417	Granges AB	63,895
1,121	Hexpol AB	8,530
1,500	Hokuetsu Corporation	7,444
909	Innophos Holdings, Inc.	24,698
15,547	Innospec, Inc.	1,451,779
23,500	JFE Holdings, Inc.	310,693
9,200	JSR Corporation	151,937
9,914	Kadant, Inc.	926,562
18,057	Kaiser Aluminum Corporation	1,738,347
2,728	Koninklijke DSM NV	337,968
2,768	Kraton Performance Polymers, Inc.[h]	84,895
6,300	Kyoei Steel, Ltd.	106,708
1,000	Lintec Corporation	21,041
36,720	Louisiana-Pacific Corporation	959,861
7,540	Martin Marietta Materials, Inc.	1,868,035
9,157	Materion Corporation	568,924
8,306	Minerals Technologies, Inc.	442,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Materials (0.7%) - continued
13,000	Mitsubishi Gas Chemical Company, Inc.	$172,997
19,599	Myers Industries, Inc.	316,916
5,300	Nippon Kayaku Company, Ltd.	62,318
24,600	Nippon Steel Corporation	385,412
1,690	Nucor Corporation	91,902
21,841	Nutanix, Inc.[h]	495,791
2,515	Olympic Steel, Inc.	31,639
19,495	Owens-Illinois, Inc.	330,830
2,878	PH Glatfelter Company	46,969
6,708	PPG Industries, Inc.	787,452
25,102	Reliance Steel & Aluminum Company	2,508,945
11,893	Ryerson Holding Corporation[h]	97,047
13,666	Sandfire Resources NL	62,353
200	Sanyo Special Steel Company, Ltd.	2,741
19,333	Schweitzer-Mauduit International, Inc.	665,635
12,088	Steel Dynamics, Inc.	380,893
800	Taiyo Holdings Company, Ltd.	24,540
4,300	Toagosei Company, Ltd.	44,487
8,289	United States Lime & Minerals, Inc.	670,414
16,359	UPM-Kymmene Oyj	440,958
6,371	Verso Corporation[h]	103,083
1,740	W. R. Grace & Company	117,989

	Total	22,026,816

Real Estate (1.1%)
1,553	Acadia Realty Trust	43,593
14,951	Agree Realty Corporation	999,474
8,761	Alexander & Baldwin, Inc.	205,971
3,550	Alexandria Real Estate Equities, Inc.	519,578
402	American Assets Trust, Inc.	18,653
25,459	American Campus Communities, Inc.	1,190,208
6,154	American Tower Corporation	1,302,309
6,553	Apartment Investment & Management Company	324,636
6,788	Apple Hospitality REIT, Inc.	106,639
5,637	Ares Commercial Real Estate Corporation	85,513
7,619	Armada Hoffler Properties, Inc.	128,990
19,893	Ashford Hospitality Trust, Inc.	53,910
2,594	BBX Capital Corporation	11,180
2,259	Bluerock Residential Growth REIT, Inc.	26,634
5,372	Brandywine Realty Trust	79,237
28,325	Brixmor Property Group, Inc.	537,608
9,616	Camden Property Trust	997,275
838	CareTrust REIT, Inc.	19,467
34,827	CBL & Associates Properties, Inc.	36,568
33,756	Cedar Realty Trust, Inc.	93,842
8,066	Chatham Lodging Trust	144,059
2,344	Choice Properties REIT	24,385
5,849	City Office REIT, Inc.	72,411
804	Columbia Property Trust, Inc.	17,632
5,010	CoreCivic, Inc.	85,020
4,925	Corepoint Lodging, Inc.	57,770
12,539	CoreSite Realty Corporation	1,314,213
8,991	Corporate Office Properties Trust	251,029
2,563	CoStar Group, Inc.[h]	1,577,270
30,873	Cousins Properties, Inc.	1,086,112
2,466	CubeSmart	83,721
3,798	CyrusOne, Inc.	218,005
2,000	Daito Trust Construction Company, Ltd.	257,907
785	Deutsche EuroShop AG	21,238
3,749	DiamondRock Hospitality Company	37,752

Shares	Common Stock (24.0%)	Value
Real Estate (1.1%) - continued
2,890	Digital Realty Trust, Inc.	$330,500
9,225	Douglas Emmett, Inc.	376,564
12,980	Duke Realty Corporation	432,623
1,124	EastGroup Properties, Inc.	135,420
11,382	Empire State Realty Trust, Inc.	159,462
638	Entra ASA[i]	9,254
4,145	EPR Properties	308,512
4,090	Equity Commonwealth	137,342
542	Equity Lifestyle Properties, Inc.	67,344
162	Essex Property Trust, Inc.	48,960
6,516	Farmland Partners, Inc.	40,073
6,543	First Industrial Realty Trust, Inc.	249,877
911	Four Corners Property Trust, Inc.	24,542
17,873	Franklin Street Properties Corporation	144,056
11,929	Gaming and Leisure Properties, Inc.	449,843
11,038	GEO Group, Inc.	196,587
3,315	Getty Realty Corporation	99,384
6,669	Gladstone Commercial Corporation	141,783
838	Global Net Lease, Inc.	16,358
3,580	Granite REIT	166,387
7,251	Healthcare Realty Trust, Inc.	231,887
12,244	Healthcare Trust of America, Inc.	329,731
12,062	Highwoods Properties, Inc.	546,770
19,839	Hospitality Properties Trust	490,222
17,515	Host Hotels & Resorts, Inc.	304,586
466	Howard Hughes Corporation[h]	62,910
4,753	Hudson Pacific Properties, Inc.	167,781
35,000	Hysan Development Company, Ltd.	166,741
2,484	Industrial Logistics Properties Trust	53,108
1,610	Investors Real Estate Trust	102,638
9,267	iSTAR Financial, Inc.	122,324
5,395	JBG SMITH Properties	211,106
3,750	Jones Lang LaSalle, Inc.	546,338
7,324	Kilroy Realty Corporation	581,965
5,964	Kite Realty Group Trust	94,887
9,061	Klepierre SA	279,503
5,544	Lamar Advertising Company	448,620
5,205	Lexington Realty Trust	51,373
4,272	Liberty Property Trust	223,426
1,654	Life Storage, Inc.	161,248
495	LTC Properties, Inc.	22,815
2,118	Mack-Cali Realty Corporation	50,366
14,592	Medical Properties Trust, Inc.	255,360
1,836	MGM Growth Properties LLC	54,823
103,496	Mirvac Group	227,412
8,753	Monmouth Real Estate Investment Corporation	120,704
1,313	National Health Investors, Inc.	104,226
6,232	National Storage Affiliates Trust	188,767
4,255	Office Properties Income Trust	119,863
8,357	Omega Healthcare Investors, Inc.	303,359
4,478	One Liberty Properties, Inc.	128,339
11,605	Outfront Media, Inc.	315,424
7,180	Paramount Group, Inc.	99,299
8,296	Pebblebrook Hotel Trust	232,205
13,094	Pennsylvania REIT	78,302
56,401	Physicians Realty Trust	970,661
2,895	Piedmont Office Realty Trust, Inc.	60,245
8,030	PotlatchDeltic Corporation	295,665
1,122	Preferred Apartment Communities, Inc.	16,258
562	PS Business Parks, Inc.	98,350
6,525	QTS Realty Trust, Inc.	301,977
3,151	Quebecor, Inc.	71,386
7,006	Rayonier, Inc. REIT	203,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (24.0%)	Value
Real Estate (1.1%) - continued
3,379	RE/MAX Holdings, Inc.	$98,261
17,140	Realogy Holdings Corporation[g]	89,299
3,781	Redfin Corporation[g,h]	68,209
1,771	Retail Opportunity Investments Corporation	32,126
20,401	Retail Properties of America, Inc.	248,076
6,007	RLJ Lodging Trust	103,801
838	RMR Group, Inc.	41,263
11,000	Road King Infrastructure, Ltd.	22,616
7,472	RPT Realty	91,532
3,165	Ryman Hospitality Properties	237,375
17,597	Sabra Health Care REIT, Inc.	363,202
1,240	Saul Centers, Inc.	67,940
10,425	SBA Communications Corporation[h]	2,558,399
23,259	Senior Housing Property Trust	190,724
3,006	Seritage Growth Properties	125,561
2,586	SITE Centers Corporation	36,851
7,512	Spirit Realty Capital, Inc.	331,429
8,182	St. Joe Company[h]	157,422
2,786	STAG Industrial, Inc.	82,800
7,055	Store Capital Corporation	241,352
14,368	Summit Hotel Properties, Inc.	159,628
6,837	Sunstone Hotel Investors, Inc.	90,317
2,000	Swire Pacific, Ltd.	22,796
3,961	Tanger Factory Outlet Centers, Inc.	62,901
2,771	Taubman Centers, Inc.	112,281
15,724	Terreno Realty Corporation	768,275
5,290	UMH Properties, Inc.	69,564
594	Universal Health Realty Income Trust	54,743
10,896	Urban Edge Properties	182,290
4,592	Urstadt Biddle Properties, Inc.	99,141
15,464	VICI Properties, Inc.	330,002
21,292	Washington Prime Group, Inc.	77,290
1,302	Washington REIT	35,089
6,424	Weingarten Realty Investors	179,294
1,356	Weyerhaeuser Company	34,456
25,900	Wing Tai Holdings, Ltd.	39,711
2,051	Xenia Hotels & Resorts, Inc.	43,953

	Total	32,611,073

Utilities (0.2%)
21,365	AGL Energy, Ltd.	306,187
8,950	Alliant Energy Corporation	443,383
7,158	Artesian Resources Corporation	257,545
359	Chesapeake Utilities Corporation	33,552
7,550	CMS Energy Corporation	439,561
5,611	Consolidated Water Company, Ltd.	78,722
4,690	Contact Energy, Ltd.	23,928
12,514	Enagas SA	272,983
5,000	Entergy Corporation	528,100
11,196	Exelon Corporation	504,492
3,471	Middlesex Water Company	217,389
11,835	New Jersey Resources Corporation	590,211
8,396	NorthWestern Corporation	587,048
19,640	PNM Resources, Inc.	975,519
6,370	Public Service Enterprise Group, Inc.	364,045
7,899	Spire, Inc.	650,957
2,680	Unitil Corporation	156,968

	Total	6,430,590

	Total Common Stock (cost $576,678,646)	719,757,999

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Asset-Backed Securities (0.5%)
	Access Group, Inc.
$85,226	2.766%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,i	$84,743
	Aimco
550,000	3.618%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,i	549,970
	Ares CLO, Ltd.
700,000	3.703%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,i]	691,143
	Benefit Street Partners CLO IV, Ltd.
400,000	3.528%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRb,i	400,084
450,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,i	449,786
	Betony CLO, Ltd.
510,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,i]	505,254
	Buttermilk Park CLO, Ltd.
1,150,000	3.703%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,i]	1,140,412
	Carlyle Global Market Strategies CLO, Ltd.
750,000	3.753%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,i	740,629
	CBAM, Ltd.
800,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,i	800,841
	Colony American Finance Trust
850,000	2.835%, 6/15/2051, Ser. 2019-2, Class A*	852,702
	Commonbond Student Loan Trust
174,955	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,i]	171,240
	Dryden Senior Loan Fund
650,000	3.700%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,i]	640,130
	Earnest Student Loan Program, LLC
338,361	3.020%, 5/25/2034, Ser. 2016-B, Class A2[i]	338,090
	Edlinc Student Loan Funding Trust
26,036	5.290%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,i	26,091
	Galaxy XX CLO, Ltd.
450,000	3.278%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,i	445,429
	Golub Capital Partners, Ltd.
500,000	3.428%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,i]	499,996
416,000	3.478%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,i	414,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Asset-Backed Securities (0.5%) - continued
	Harley Marine Financing, LLC
$1,439,209	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[i]	$1,189,146
	Home Partners of America Trust
1,000,000	2.908%, 9/17/2039, Ser. 2019-1, Class Ai	999,710
	Madison Park Funding XIV, Ltd.
275,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,i	272,356
	Magnetite XII, Ltd.
450,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,i]	448,593
	Mountain View CLO, Ltd.
300,000	3.423%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,i	296,821
	National Collegiate Trust
364,621	2.561%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,i	354,718
	Neuberger Berman CLO XIV, Ltd.
465,000	3.506%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,i	465,043
	Neuberger Berman CLO, Ltd.
100,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,i	99,881
	Octagon Investment Partners XVI, Ltd.
100,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,i	98,173
	OZLM VIII, Ltd.
140,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,i	139,860
	Palmer Square Loan Funding, Ltd.
400,000	3.928%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,i]	399,996
	PPM CLO 3, Ltd.
250,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,i	249,991
	Race Point IX CLO, Ltd.
325,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,i	324,574
	Shackleton CLO, Ltd.
300,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,i]	298,511
	SLM Student Loan Trust
221,732	2.666%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	215,232
60,868	2.786%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	60,858
	SoFi Professional Loan Program, LLC
60,537	2.420%, 3/25/2030, Ser. 2015-A, Class A2[i]	60,459

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Asset-Backed Securities (0.5%) - continued
	TCW GEM II, Ltd.
$550,000	4.429%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,i	$549,981

	Total	15,274,528

Basic Materials (0.2%)
	Anglo American Capital plc
12,000	4.125%, 9/27/2022[i]	12,458
320,000	4.875%, 5/14/2025[i]	344,577
	ArcelorMittal SA
198,000	6.125%, 6/1/2025[g]	223,259
	CF Industries, Inc.
400,000	3.450%, 6/1/2023	404,000
	Dow Chemical Company
225,000	4.800%, 11/30/2028[i]	252,014
	DowDuPont, Inc.
425,000	4.493%, 11/15/2025	464,413
	Element Solutions, Inc.
240,000	5.875%, 12/1/2025[i]	244,200
	First Quantum Minerals, Ltd.
405,000	7.500%, 4/1/2025[i]	396,394
	Glencore Funding, LLC
84,000	4.125%, 5/30/2023[i]	87,230
115,000	4.000%, 3/27/2027[i]	117,632
	International Paper Company
230,000	4.350%, 8/15/2048	227,876
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,212
168,000	5.950%, 3/15/2024	183,851
265,000	4.500%, 7/15/2027	268,312
	Novelis Corporation
390,000	5.875%, 9/30/2026[i]	404,137
	Olin Corporation
340,000	5.125%, 9/15/2027	341,852
	Peabody Securities Finance Corporation
280,000	6.375%, 3/31/2025[i]	288,400
	Sherwin-Williams Company
12,000	2.250%, 5/15/2020	11,982
207,000	3.125%, 6/1/2024	211,316
	Syngenta Finance NV
275,000	3.933%, 4/23/2021[i]	279,402
	Teck Resources, Ltd.
350,000	6.125%, 10/1/2035	400,230
	Tronox Finance plc
230,000	5.750%, 10/1/2025[i]	216,488
	Vale Overseas, Ltd.
52,000	4.375%, 1/11/2022	53,561
130,000	6.250%, 8/10/2026	146,380
77,000	6.875%, 11/21/2036	93,159
	Westlake Chemical Corporation
168,000	3.600%, 8/15/2026	170,897
	WestRock Company
215,000	3.750%, 3/15/2025	223,946
	Weyerhaeuser Company
450,000	4.000%, 11/15/2029	483,685
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[i]	9,418

	Total	6,567,281

Capital Goods (0.3%)
	AECOM
415,000	5.875%, 10/15/2024	448,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Capital Goods (0.3%) - continued
	Amsted Industries, Inc.
$280,000	5.625%, 7/1/2027[i]	$294,084
	Ardagh Packaging Finance plc
410,000	6.000%, 2/15/2025[i]	423,325
	Boeing Company
250,000	3.850%,11/1/2048	257,103
	Bombardier, Inc.
590,000	7.500%, 3/15/2025[i]	599,956
	Building Materials Corporation of America
310,000	6.000%, 10/15/2025[i]	324,337
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[i]	61,575
320,000	6.125%, 5/5/2025[i]	331,360
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	9,117
135,000	3.700%, 4/1/2027	144,602
	CNH Industrial Capital, LLC
200,000	4.875%, 4/1/2021	206,918
	CNH Industrial NV
125,000	3.850%, 11/15/2027	126,998
	Covanta Holding Corporation
210,000	6.000%, 1/1/2027	216,825
	Crown Americas Capital Corporation IV
320,000	4.500%, 1/15/2023	330,400
	Crown Cork & Seal Company, Inc.
180,000	7.375%, 12/15/2026	211,500
	H&E Equipment Services, Inc.
350,000	5.625%, 9/1/2025	359,625
	Ingersoll-Rand Luxembourg Finance SA
450,000	3.500%, 3/21/2026	466,131
	L3Harris Technologies, Inc.
333,000	3.950%, 5/28/2024[i]	349,616
	Lockheed Martin Corporation
184,000	3.600%, 3/1/2035	193,595
168,000	4.500%, 5/15/2036	194,599
46,000	6.150%, 9/1/2036	62,350
	Northrop Grumman Corporation
320,000	3.850%, 4/15/2045	331,366
	Owens-Brockway Glass Container, Inc.
425,000	5.000%, 1/15/2022[i]	437,750
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	131,482
	Reynolds Group Issuer, Inc.
390,000	5.125%, 7/15/2023[i]	396,825
	Rockwell Collins, Inc.
345,000	2.800%, 3/15/2022	348,617
	Roper Technologies, Inc.
126,000	2.800%, 12/15/2021	126,725
70,000	3.650%, 9/15/2023	72,876
116,000	4.200%, 9/15/2028	125,831
	Siemens Financieringsmaatschappij NV
362,000	4.200%, 3/16/2047[i]	400,919
	Textron, Inc.
150,000	7.250%, 10/1/2019	151,113
300,000	3.375%, 3/1/2028	301,599
	United Rentals North America, Inc.
315,000	5.500%, 7/15/2025	327,600
150,000	5.875%, 9/15/2026	159,563
	United Technologies Corporation
450,000	4.450%, 11/16/2038	516,044

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Capital Goods (0.3%) - continued
$400,000	3.750%, 11/1/2046	$415,884
230,000	4.050%, 5/4/2047	249,823

	Total	10,106,233

Collateralized Mortgage Obligations (0.5%)
	Ajax Mortgage Loan Trust
691,631	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,i	702,260
	Angel Oak Mortgage Trust I, LLC
53,921	3.500%, 7/25/2046, Ser. 2016-1, Class A1[i]	54,308
1,190,035	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,i]	1,202,270
274,329	3.628%, 3/25/2049, Ser. 2019-2, Class A1[b,i]	277,761
	Banc of America Alternative Loan Trust
28,446	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	27,291
	Bellemeade Re, Ltd.
700,000	3.490%, (LIBOR 1M + 1.100%), 7/25/2029, Ser. 2019-3A, Class M1Ab,i	700,114
	BRAVO Residential Funding Trust
562,112	3.500%, 3/25/2058, Ser. 2019-1, Class A1Ci	568,698
	CHL Mortgage Pass-Through Trust
1,629,946	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,388,811
	CIM Trust
993,556	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,i]	1,035,058
	Citigroup Mortgage Loan Trust, Inc.
122,671	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	124,890
15,064	5.017%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	12,892
	COLT Funding, LLC
184,316	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,i]	184,614
	Countrywide Alternative Loan Trust
100,076	3.677%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	87,172
135,993	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	83,149
76,225	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	75,868
366,134	7.000%, 10/25/2037, Ser. 2007-24, Class A10	211,412
	Countrywide Home Loan Mortgage Pass Through Trust
59,737	4.013%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	53,744
	Countrywide Home Loans, Inc.
134,060	5.750%, 4/25/2037, Ser. 2007-3, Class A27	110,009
	Credit Suisse First Boston Mortgage Securities Corporation
22,166	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	22,501
	Credit Suisse Mortgage Trust
793,382	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,i]	819,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Collateralized Mortgage Obligations (0.5%) -continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$84,166	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	$76,392
	Ellington Financial Mortgage Trust
523,279	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,i	530,315
	Federal Home Loan Mortgage Corporation
433,383	4.000%, 7/15/2031, Ser. 4104, Class KIj	36,578
254,943	3.000%, 2/15/2033, Ser. 4170, Class IGj	26,851
	Federal National Mortgage Association
510,491	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	58,346
	FWD Securitization Trust
1,469,825	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[b,i]	1,467,434
	Galton Funding Mortgage Trust 2017-1
648,529	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,i]	662,473
	GS Mortgage-Backed Securities Trust
421,108	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ai	433,384
	J.P. Morgan Alternative Loan Trust
91,892	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	76,884
	MASTR Alternative Loans Trust
223,136	2.716%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	79,550
	Merrill Lynch Alternative Note Asset Trust
104,437	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	78,024
	Preston Ridge Partners Mortgage, LLC
499,957	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[i,k]	504,630
	Pretium Mortgage Credit Partners, LLC
307,951	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[i,k]	309,942
	RCO Mortgage, LLC
459,028	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,i]	466,316
	Residential Accredit Loans, Inc. Trust
38,157	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	37,797
	Residential Funding Mortgage Security I Trust
40,713	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	39,799
	Sequoia Mortgage Trust
214,501	3.829%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	174,679
	Structured Adjustable Rate Mortgage Loan Trust
51,476	4.293%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	45,594

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	Structured Asset Mortgage Investments, Inc.
	2.576%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4,
$72,528	Class A1[b]	$72,021
	Toorak Mortgage Corporation
750,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[i,k]	751,203
	Verus Securitization Trust
157,373	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,i]	157,432
214,715	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,i]	213,693
176,953	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,i]	178,999
143,031	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,i]	144,091
800,000	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,i]	799,217
	Verus Securitization Trust 2019-2
238,385	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,i]	240,148
	WaMu Mortgage Pass Through Certificates
54,902	3.847%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	52,718
121,940	3.915%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	119,192
67,565	3.249%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	65,388
	Wells Fargo Mortgage Backed Securities Trust
11,277	5.500%, 11/25/2021, Ser. 2006-17, Class A1	11,242
19,849	4.991%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	20,372
17,515	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	17,624

	Total	15,690,224

Commercial Mortgage-Backed Securities (0.8%)
	CSAIL Commercial Mortgage Trust
750,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	786,828
	Federal Home Loan Mortgage Corporation - REMIC
3,200,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,l]	3,554,390
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
700,000	3.422%, 2/25/2052, Ser. K090, Class A2[l]	755,064
1,425,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,l]	1,585,908
1,700,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,l]	1,876,004
2,200,000	3.505%, 3/25/2029, Ser. K091, Class A2[l]	2,388,804
527,927	3.000%, 3/15/2045, Ser. 4741, Class GA	538,027

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Commercial Mortgage-Backed Securities (0.8%) - continued
	Federal National Mortgage Association
$1,800,000	3.410%, 5/1/2028	$1,908,272
850,000	3.640%, 6/1/2028	915,131
225,000	3.710%, 7/1/2028	241,432
	Federal National Mortgage Association -ACES
475,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	478,455
950,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	981,859
1,500,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	1,640,669
	Federal National Mortgage Association Grantor Trust
923,636	2.898%, 6/25/2027, Ser. 2017-T1, Class Al	947,255
	GS Mortgage Securities Trust
456,429	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	480,078
700,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	739,279
825,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	858,655
800,000	3.470%, 11/10/2048, Ser. 2015-GS1, Class A2	843,211
	UBS Commercial Mortgage Trust
900,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	1,004,229

	Total	22,523,550

Communications Services (0.6%)
	AMC Networks, Inc.
395,000	5.000%, 4/1/2024	405,250
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,020
210,000	3.300%, 2/15/2021	212,645
	AT&T, Inc.
550,000	4.350%, 3/1/2029	594,148
97,000	4.300%, 2/15/2030	104,275
180,000	5.250%, 3/1/2037	204,177
180,000	4.900%, 8/15/2037	196,379
126,000	6.350%, 3/15/2040	158,587
125,000	5.550%, 8/15/2041	144,479
95,000	4.750%, 5/15/2046	100,185
330,000	5.450%, 3/1/2047	381,269
	British Sky Broadcasting Group plc
184,000	3.125%, 11/26/2022[i]	188,532
	British Telecommunications plc
425,000	4.500%, 12/4/2023	453,961
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[i]	415,500
275,000	5.500%, 5/1/2026[i]	287,031
190,000	5.125%, 5/1/2027[i]	195,937
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[i]	63,208
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	93,587
200,000	4.500%, 2/1/2024	212,325
250,000	4.200%, 3/15/2028	258,888
640,000	6.484%, 10/23/2045	752,663
	Comcast Corporation
400,000	4.950%, 10/15/2058	484,423

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Communications Services (0.6%) - continued
$225,000	4.049%, 11/1/2052	$237,472
12,000	1.625%, 1/15/2022	11,843
140,000	2.750%, 3/1/2023	142,166
245,000	3.950%, 10/15/2025	263,561
400,000	4.250%, 10/15/2030	447,971
360,000	4.400%, 8/15/2035	407,293
243,000	4.750%, 3/1/2044	282,934
150,000	4.600%, 8/15/2045	171,275
	Cox Communications, Inc.
250,000	3.350%, 9/15/2026[i]	253,674
92,000	4.600%, 8/15/2047[i]	96,099
	Crown Castle International Corporation
201,000	3.400%, 2/15/2021	203,383
126,000	5.250%, 1/15/2023	136,615
184,000	3.200%, 9/1/2024	187,709
	CSC Holdings, LLC
190,000	5.500%, 5/15/2026[i]	198,550
	Discovery Communications, LLC
230,000	4.900%, 3/11/2026	251,723
	Embarq Corporation
200,000	7.995%, 6/1/2036	194,500
	Gray Television, Inc.
295,000	5.875%, 7/15/2026[i]	306,062
	Level 3 Communications, Inc.
560,000	5.375%, 1/15/2024	567,627
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	133,900
30,000	5.250%, 3/15/2026	31,237
	Moody’s Corporation
122,000	2.750%, 12/15/2021	122,773
	Neptune Finco Corporation
345,000	10.875%, 10/15/2025[i]	392,979
	Netflix, Inc.
400,000	4.875%, 4/15/2028	413,250
	Nexstar Escrow Corporation
293,000	5.625%, 8/1/2024[i]	304,354
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	87,833
	Orange SA
10,000	1.625%, 11/3/2019	9,982
	Sirius XM Radio, Inc.
400,000	5.000%, 8/1/2027[i]	412,500
	Sprint Communications, Inc.
230,000	6.000%, 11/15/2022	244,375
	Sprint Corporation
495,000	7.625%, 2/15/2025	548,227
	Telefonica Emisiones SAU
375,000	4.570%, 4/27/2023	403,577
275,000	4.665%, 3/6/2038	292,458
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	188,687
	T-Mobile USA, Inc.
590,000	4.500%, 2/1/2026	601,063
	Verizon Communications, Inc.
378,000	5.150%, 9/15/2023	419,654
385,000	3.376%, 2/15/2025	401,762
90,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	91,522
117,000	4.272%, 1/15/2036	127,316
368,000	4.862%, 8/21/2046	428,663
278,000	4.522%, 9/15/2048	306,822
	Viacom, Inc.
99,000	4.250%, 9/1/2023	104,317

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Communications Services (0.6%) - continued
$200,000	6.875%, 4/30/2036	$254,079
126,000	5.850%, 9/1/2043	149,991
	Virgin Media Secured Finance plc
395,000	5.250%, 1/15/2026[i]	403,394
	Vodafone Group plc
450,000	4.875%, 6/19/2049	482,705
	Walt Disney Company
435,000	6.400%, 12/15/2035[i]	605,220

	Total	18,240,566

Consumer Cyclical (0.5%)
	Allison Transmission, Inc.
370,000	5.000%, 10/1/2024[i]	375,901
	Amazon.com, Inc.
230,000	3.875%, 8/22/2037	254,577
138,000	4.050%, 8/22/2047	156,818
	American Honda Finance Corporation
204,000	2.000%, 2/14/2020	203,697
	Brookfield Property REIT, Inc.
200,000	5.750%, 5/15/2026[i]	206,500
	Brookfield Residential Properties, Inc.
400,000	6.125%, 7/1/2022[i]	404,048
	Cinemark USA, Inc.
488,000	4.875%, 6/1/2023	494,159
	D.R. Horton, Inc.
228,000	2.550%, 12/1/2020	227,869
	Daimler Finance North America, LLC
150,000	2.886%, (LIBOR 3M + 0.620%), 10/30/2019[b,i]	150,173
250,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,i]	250,289
	Ford Motor Credit Company, LLC
14,000	2.597%, 11/4/2019	13,996
63,000	3.200%, 1/15/2021	63,232
9,000	3.336%, 3/18/2021	9,047
450,000	5.596%, 1/7/2022	474,844
130,000	3.600%, (LIBOR 3M + 1.270%), 3/28/2022[b]	128,435
350,000	2.979%, 8/3/2022	346,230
	General Motors Company
375,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	375,071
475,000	5.000%, 10/1/2028	500,149
	General Motors Financial Company, Inc.
9,000	2.650%, 4/13/2020	9,009
84,000	4.200%, 3/1/2021	85,799
275,000	3.161%, (LIBOR 3M + 0.850%), 4/9/2021[b]	275,243
9,000	4.375%, 9/25/2021	9,293
235,000	3.150%, 6/30/2022	236,549
84,000	3.950%, 4/13/2024	86,084
135,000	4.300%, 7/13/2025	139,125
	Hanesbrands, Inc.
300,000	4.875%, 5/15/2026[i]	313,500
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,118
215,000	5.400%, 9/15/2040	275,560
126,000	4.250%, 4/1/2046	142,532
230,000	3.900%, 6/15/2047	249,932
	Hyundai Capital America
700,000	3.000%, 6/20/2022[i]	700,352

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Consumer Cyclical (0.5%) - continued
	L Brands, Inc.
$195,000	5.625%, 2/15/2022	$204,847
197,000	6.694%, 1/15/2027	195,522
	Landry’s, Inc.
400,000	6.750%, 10/15/2024[i]	411,752
	Lear Corporation
175,000	5.250%, 1/15/2025	181,415
	Lennar Corporation
9,000	2.950%, 11/29/2020	9,000
215,000	4.125%, 1/15/2022	219,569
60,000	4.750%, 11/15/2022	62,107
475,000	4.875%, 12/15/2023	499,937
145,000	4.500%, 4/30/2024	151,235
	Live Nation Entertainment, Inc.
20,000	5.375%, 6/15/2022[i]	20,250
210,000	4.875%, 11/1/2024[i]	216,563
185,000	5.625%, 3/15/2026[i]	195,869
	Macy’s Retail Holdings, Inc.
348,000	2.875%, 2/15/2023	342,832
	Mastercard, Inc.
320,000	3.950%, 2/26/2048	357,997
	Mattamy Group Corporation
310,000	6.500%, 10/1/2025[i]	324,725
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	125,749
275,000	4.450%, 3/1/2047	302,639
	MGM Resorts International
390,000	6.000%, 3/15/2023	423,150
30,000	5.750%, 6/15/2025	32,429
	Navistar International Corporation
375,000	6.625%, 11/1/2025[i]	386,250
	New Red Finance, Inc.
340,000	4.250%, 5/15/2024[i]	347,487
	Prime Security Services Borrower, LLC
124,000	9.250%, 5/15/2023[i]	130,278
190,000	5.750%, 4/15/2026[i]	198,322
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,031
	Scientific Games International, Inc.
200,000	5.000%, 10/15/2025[i]	204,500
	ServiceMaster Company, LLC
380,000	5.125%, 11/15/2024[i]	393,190
	Six Flags Entertainment Corporation
420,000	4.875%, 7/31/2024[i]	429,450
	Viking Cruises, Ltd.
280,000	5.875%, 9/15/2027[i]	289,800
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,013
	Volkswagen Group of America Finance, LLC
500,000	4.250%, 11/13/2023[i]	531,266
325,000	4.750%, 11/13/2028[i]	354,434
	Walmart, Inc.
400,000	3.250%, 7/8/2029	425,411
	Yum! Brands, Inc.
430,000	5.000%, 6/1/2024[i]	443,975

	Total	15,600,125

Consumer Non-Cyclical (0.9%)
	Abbott Laboratories
230,000	2.900%, 11/30/2021	232,969
80,000	3.400%, 11/30/2023	83,241
79,000	3.750%, 11/30/2026	85,093
381,000	4.750%, 11/30/2036	454,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Consumer Non-Cyclical (0.9%) - continued
	AbbVie, Inc.
$302,000	2.500%, 5/14/2020	$301,998
6,000	2.900%, 11/6/2022	6,056
210,000	3.600%, 5/14/2025	216,371
105,000	4.700%, 5/14/2045	106,913
	Albertson’s Companies, LLC
35,000	6.625%, 6/15/2024	36,487
350,000	7.500%, 3/15/2026[i]	385,656
	Allergan, Inc.
400,000	2.800%, 3/15/2023	400,309
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	84,679
300,000	4.400%, 2/14/2026	320,168
105,000	2.625%, 9/16/2026	101,822
625,000	5.800%, 2/14/2039	716,437
	Amgen, Inc.
276,000	2.200%, 5/11/2020	275,517
125,000	3.125%, 5/1/2025	127,764
	Anheuser-Busch Companies, LLC
484,000	3.650%, 2/1/2026	510,581
336,000	4.700%, 2/1/2036	375,901
	Anheuser-Busch InBev Finance, Inc.
5,000	3.300%, 2/1/2023	5,142
	Anheuser-Busch InBev Worldwide, Inc.
550,000	4.750%, 4/15/2058	608,442
290,000	4.375%, 4/15/2038	314,074
90,000	4.600%, 4/15/2048	99,025
	Anthem, Inc.
230,000	4.625%, 5/15/2042	248,045
	BAT Capital Corporation
92,000	2.297%, 8/14/2020	91,814
138,000	3.222%, 8/15/2024	139,135
184,000	4.540%, 8/15/2047	174,106
	Baxalta, Inc.
118,000	4.000%, 6/23/2025	125,145
	Bayer U.S. Finance II, LLC
330,000	4.250%, 12/15/2025[i]	346,665
375,000	4.875%, 6/25/2048[i]	386,213
	Becton, Dickinson and Company
196,000	3.734%, 12/15/2024	205,322
425,000	3.700%, 6/6/2027	445,127
138,000	4.669%, 6/6/2047	155,176
	Boston Scientific Corporation
275,000	4.000%, 3/1/2028	297,407
126,000	7.375%, 1/15/2040	185,165
	Bunge, Ltd. Finance Corporation
80,000	3.500%, 11/24/2020	80,900
	Cargill, Inc.
450,000	3.250%, 5/23/2029[i]	468,345
	Celgene Corporation
370,000	2.875%, 8/15/2020	371,481
	Centene Corporation
380,000	4.750%, 1/15/2025	387,608
	Cigna Corporation
45,000	3.193%, (LIBOR 3M + 0.890%), 7/15/2023[b,i]	45,097
320,000	4.125%, 11/15/2025[i]	339,869
180,000	3.050%, 10/15/2027	179,180
400,000	4.800%, 8/15/2038[i]	436,540
	Clorox Company
300,000	3.100%, 10/1/2027	310,434
	Conagra Brands, Inc.
215,000	3.800%, 10/22/2021	220,908
230,000	4.300%, 5/1/2024	244,762

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Constellation Brands, Inc.
$210,000	3.600%, 2/15/2028	$219,078
	CVS Health Corporation
6,000	2.750%, 12/1/2022	6,013
104,000	3.700%, 3/9/2023	107,401
40,000	4.000%, 12/5/2023	41,877
270,000	4.100%, 3/25/2025	284,201
550,000	4.875%, 7/20/2035	598,664
395,000	4.780%, 3/25/2038	418,379
200,000	5.050%, 3/25/2048	217,372
	EMD Finance, LLC
96,000	2.950%, 3/19/2022[i]	96,721
	Energizer Holdings, Inc.
420,000	5.500%, 6/15/2025[i]	426,431
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,294
425,000	4.800%, 7/15/2046	456,602
	Forest Laboratories, LLC
11,000	4.875%, 2/15/2021[i]	11,306
	HCA, Inc.
570,000	5.375%, 2/1/2025	616,432
	Imperial Brands Finance plc
475,000	3.875%, 7/26/2029[i]	471,338
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[i]	170,434
	JBS USA Lux SA
420,000	5.500%, 1/15/2030[e,i]	419,475
	JBS USA, LLC
205,000	5.750%, 6/15/2025[i]	211,662
	Kellogg Company
400,000	3.250%, 5/14/2021	406,104
	Keurig Dr Pepper, Inc.
275,000	3.551%, 5/25/2021	280,139
	Kimberly-Clark Corporation
230,000	3.900%, 5/4/2047	248,974
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	173,103
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	10,139
400,000	3.375%, 6/15/2021	405,167
	Kroger Company
115,000	2.800%, 8/1/2022	115,951
	Mead Johnson Nutrition Company
20,000	3.000%, 11/15/2020	20,161
	Medtronic, Inc.
476,000	4.375%, 3/15/2035	555,652
13,000	4.625%, 3/15/2045	16,159
	Merck & Company, Inc.
30,000	3.700%, 2/10/2045	31,898
	Mondelez International Holdings Netherlands BV
200,000	2.000%, 10/28/2021[i]	198,001
	Mylan, Inc.
45,000	3.125%, 1/15/2023[i]	45,180
	Nestle Holdings, Inc.
400,000	3.900%, 9/24/2038[i]	443,178
	Par Pharmaceutical, Inc.
200,000	7.500%, 4/1/2027[i]	181,500
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[i]	10,525
	Perrigo Finance Unlimited Company
360,000	4.900%, 12/15/2044	317,082
	Post Holdings, Inc.
390,000	5.500%, 3/1/2025[i]	405,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Reynolds American, Inc.
$257,000	5.700%, 8/15/2035	$288,436
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[i]	144,314
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,992
276,000	2.400%, 9/23/2021	275,452
	Simmons Foods, Inc.
365,000	5.750%, 11/1/2024[i]	333,975
	Smithfield Foods, Inc.
224,000	2.700%, 1/31/2020[i]	223,496
165,000	2.650%, 10/3/2021[i]	163,176
	Spectrum Brands, Inc.
390,000	5.750%, 7/15/2025	404,021
	Teleflex, Inc.
430,000	4.625%, 11/15/2027	446,512
	Tenet Healthcare Corporation
400,000	4.625%, 7/15/2024	407,500
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,385
	TreeHouse Foods, Inc.
225,000	4.875%, 3/15/2022	225,844
	Tyson Foods, Inc.
92,000	3.550%, 6/2/2027	95,650
	UnitedHealth Group, Inc.
250,000	2.950%, 10/15/2027	254,613
380,000	4.625%, 7/15/2035	445,277
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[i]	583,367
	Zimmer Biomet Holdings, Inc.
375,000	3.550%, 4/1/2025	387,523
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,100
288,000	4.700%, 2/1/2043	323,550

	Total	25,409,295

Energy (0.7%)
	Alliance Resource Operating Partners, LP
315,000	7.500%, 5/1/2025[i]	323,663
	Anadarko Petroleum Corporation
219,000	4.850%, 3/15/2021	225,882
	Antero Resources Corporation
330,000	5.125%, 12/1/2022	315,150
70,000	5.625%, 6/1/2023	66,325
	BP Capital Markets America, Inc.
45,000	3.119%, 5/4/2026	46,282
	BP Capital Markets plc
6,000	2.315%, 2/13/2020	5,998
252,000	3.535%, 11/4/2024	264,580
350,000	3.279%, 9/19/2027	363,047
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	203,798
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[i]	141,071
	Cenovus Energy, Inc.
500,000	5.400%, 6/15/2047	541,086
	Cheniere Corpus Christi Holdings, LLC
340,000	7.000%, 6/30/2024	386,757
255,000	5.875%, 3/31/2025	280,526

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Energy (0.7%) - continued
	Cheniere Energy Partners, LP
$475,000	5.625%, 10/1/2026	$502,313
	Chesapeake Energy Corporation
395,000	7.000%, 10/1/2024	320,938
	ConocoPhillips
230,000	6.500%, 2/1/2039	322,995
	Continental Resources, Inc.
189,000	5.000%, 9/15/2022	190,940
350,000	4.375%, 1/15/2028	361,948
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,702
	Diamondback Energy, Inc.
230,000	4.750%, 11/1/2024	236,256
150,000	5.375%, 5/31/2025	157,500
	El Paso Pipeline Partners Operating Company, LLC
135,000	4.300%, 5/1/2024	143,419
	Enbridge Energy Partners, LP
230,000	5.875%, 10/15/2025	266,338
	Enbridge, Inc.
175,000	2.900%, 7/15/2022	177,125
	Energy Transfer Operating, LP
75,000	4.200%, 9/15/2023	78,657
330,000	6.000%, 6/15/2048	379,275
	Energy Transfer Partners, LP
90,000	4.900%, 3/15/2035	90,769
125,000	5.150%, 2/1/2043	127,238
	Eni SPA
375,000	4.000%, 9/12/2023[i]	391,601
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	83,725
443,000	4.850%, 7/15/2026	449,645
	Enterprise Products Operating, LLC
48,000	5.100%, 2/15/2045	55,026
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	10,097
	EQM Midstream Partners LP
350,000	4.750%, 7/15/2023	357,696
	EQT Corporation
150,000	4.875%, 11/15/2021	155,039
400,000	3.000%, 10/1/2022	389,249
	Hess Corporation
435,000	3.500%, 7/15/2024	438,280
150,000	6.000%, 1/15/2040	162,941
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	131,834
12,000	3.450%, 2/15/2023	12,315
225,000	6.500%, 9/1/2039	278,508
	Kinder Morgan, Inc.
255,000	6.500%, 9/15/2020	265,803
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	133,472
	Marathon Oil Corporation
132,000	2.700%, 6/1/2020	132,103
325,000	6.600%, 10/1/2037	394,221
	Marathon Petroleum Corporation
276,000	4.750%, 12/15/2023	299,089
59,000	6.500%, 3/1/2041	73,868
	MPLX, LP
9,000	4.500%, 7/15/2023	9,545
500,000	4.875%, 12/1/2024	544,612
276,000	4.875%, 6/1/2025	300,247
	Nabors Industries, Inc.
300,000	5.750%, 2/1/2025	260,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Energy (0.7%) - continued
	Newfield Exploration Company
$450,000	5.625%, 7/1/2024	$496,423
	Noble Energy, Inc.
600,000	5.050%, 11/15/2044	636,311
	ONEOK Partners, LP
165,000	3.800%, 3/15/2020	165,911
	Parsley Energy, LLC
360,000	5.625%, 10/15/2027[i]	371,700
	Petrobras Global Finance BV
425,000	7.375%, 1/17/2027	503,056
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,345
425,000	4.875%, 1/24/2022	429,250
	Phillips 66
205,000	3.900%, 3/15/2028	217,436
	Pioneer Natural Resources Company
85,000	4.450%, 1/15/2026	92,148
	Plains All American Pipeline, LP
225,000	5.000%, 2/1/2021	231,453
	Precision Drilling Corporation
190,000	7.125%, 1/15/2026[i]	180,500
	Regency Energy Partners, LP
168,000	5.875%, 3/1/2022	179,732
	Sabine Pass Liquefaction, LLC
141,000	6.250%, 3/15/2022	152,331
166,000	5.625%, 4/15/2023	180,422
185,000	5.750%, 5/15/2024	205,336
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[i]	10,076
330,000	4.000%, 12/21/2025[i]	350,630
	Southwestern Energy Company
340,000	7.500%, 4/1/2026	297,500
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	99,061
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,267
	Sunoco, LP
210,000	5.500%, 2/15/2026	217,350
200,000	5.875%, 3/15/2028	207,000
	Tallgrass Energy Partners, LP
595,000	5.500%, 1/15/2028[i]	590,359
	Transocean Guardian, Ltd.
333,750	5.875%, 1/15/2024[i]	340,425
	W&T Offshore, Inc.
380,000	9.750%, 11/1/2023[i]	363,850
	Western Gas Partners, LP
184,000	4.000%, 7/1/2022	187,345
	Williams Companies, Inc.
250,000	7.500%, 1/15/2031	324,341
	Williams Partners, LP
117,000	4.000%, 11/15/2021	120,406
65,000	3.600%, 3/15/2022	66,606
115,000	4.500%, 11/15/2023	122,667
185,000	6.300%, 4/15/2040	226,027
	Woodside Finance, Ltd.
240,000	3.650%, 3/5/2025[i]	246,116
95,000	3.700%, 3/15/2028[i]	96,336
	WPX Energy, Inc.
245,000	5.750%, 6/1/2026	251,738

	Total	20,070,198

Financials (1.6%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[i]	214,562

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.6%) - continued
	ACE INA Holdings, Inc.
$10,000	2.875%, 11/3/2022	$10,176
125,000	4.350%, 11/3/2045	147,750
	AerCap Ireland Capital, Ltd.
84,000	4.625%, 10/30/2020	86,007
230,000	5.000%, 10/1/2021	240,705
84,000	4.625%, 7/1/2022	88,148
175,000	3.500%, 1/15/2025	177,218
	Air Lease Corporation
28,000	2.500%, 3/1/2021	28,013
	Aircastle, Ltd.
400,000	5.000%, 4/1/2023	422,390
	Ally Financial, Inc.
380,000	5.750%, 11/20/2025	424,175
	American International Group, Inc.
126,000	4.125%, 2/15/2024	133,989
275,000	3.750%, 7/10/2025	289,649
255,000	3.900%, 4/1/2026	269,296
	Ares Capital Corporation
435,000	3.875%, 1/15/2020	436,614
	Athene Global Funding
5,000	4.000%, 1/25/2022[i]	5,169
	AvalonBay Communities, Inc.
200,000	3.500%, 11/15/2025	210,569
	Aviation Capital Group, LLC
290,000	2.875%, 1/20/2022[i]	291,916
	Avolon Holdings Funding, Ltd.
275,000	5.250%, 5/15/2024[i]	295,190
	Banco Santander SA
400,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	401,880
	Bank of America Corporation
5,000	2.738%, 1/23/2022[b]	5,016
275,000	3.499%, 5/17/2022[b]	279,824
200,000	3.300%, 1/11/2023	205,343
185,000	2.881%, 4/24/2023[b]	186,610
9,000	3.550%, 3/5/2024[b]	9,292
168,000	4.000%, 4/1/2024	178,690
450,000	4.200%, 8/26/2024	477,961
515,000	4.000%, 1/22/2025	540,896
450,000	3.458%, 3/15/2025[b]	465,597
240,000	3.093%, 10/1/2025[b]	244,697
276,000	4.183%, 11/25/2027	293,264
185,000	3.824%, 1/20/2028[b]	196,081
300,000	3.194%, 7/23/2030[b]	302,454
208,000	5.875%, 2/7/2042	280,484
	Bank of Montreal
225,000	2.763%, (LIBOR 3M + 0.460%), 4/13/2021[b]	225,879
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	210,811
12,000	2.600%, 2/7/2022	12,105
	Bank of Nova Scotia
435,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	436,442
199,000	2.700%, 3/7/2022	201,211
	Barclays Bank plc
42,000	10.179%, 6/12/2021[i]	47,313
	Barclays plc
330,000	3.250%, 1/12/2021	331,946
425,000	4.610%, 2/15/2023[b]	437,475
168,000	3.650%, 3/16/2025	168,235
	Boston Properties, LP
325,000	4.500%, 12/1/2028	364,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.6%) - continued
	BPCE SA
$350,000	3.500%, 10/23/2027[i]	$356,790
	Camden Property Trust
525,000	3.150%, 7/1/2029	537,046
	Capital One Financial Corporation
600,000	3.450%, 4/30/2021	608,933
186,000	3.050%, 3/9/2022	188,358
450,000	4.200%, 10/29/2025	473,252
	Capital One NA
250,000	2.350%, 1/31/2020	249,808
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	375,412
	Citigroup, Inc.
12,000	2.650%, 10/26/2020	12,034
100,000	2.700%, 3/30/2021	100,510
216,000	2.750%, 4/25/2022	217,709
89,000	4.050%, 7/30/2022	92,581
165,000	3.142%, 1/24/2023[b]	167,226
435,000	4.400%, 6/10/2025	463,462
168,000	3.200%, 10/21/2026	171,594
276,000	3.668%, 7/24/2028[b]	288,838
126,000	4.125%, 7/25/2028	133,274
250,000	3.520%, 10/27/2028[b]	258,001
320,000	3.878%, 1/24/2039[b]	339,040
198,000	4.650%, 7/23/2048	233,106
	CNA Financial Corporation
200,000	3.900%, 5/1/2029	209,877
	Comerica, Inc.
70,000	3.700%, 7/31/2023	72,986
	Commerzbank AG
230,000	8.125%, 9/19/2023[i]	266,131
	Commonwealth Bank of Australia
138,000	2.250%, 3/10/2020[i]	137,881
	Compass Bank
180,000	2.750%, 9/29/2019	180,002
250,000	3.500%, 6/11/2021	253,954
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
239,000	3.950%, 11/9/2022	247,908
552,000	4.625%, 12/1/2023	591,027
	Credit Agricole SA
306,000	3.375%, 1/10/2022[i]	311,338
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,i]	250,639
225,000	7.250%, 9/12/2025[b,i,m]	240,750
250,000	3.869%, 1/12/2029[b,i]	258,902
	Credit Suisse Group Funding (Guernsey), Ltd.
222,000	3.125%, 12/10/2020	223,610
18,000	3.800%, 9/15/2022	18,604
	Credit Suisse Group Funding, Ltd.
168,000	3.750%, 3/26/2025	174,887
	Deutsche Bank AG
174,000	2.700%, 7/13/2020	173,170
252,000	3.375%, 5/12/2021	250,895
123,000	4.250%, 10/14/2021	124,344
330,000	4.875%, 12/1/2032[b]	299,092
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	100,900
	Discover Bank
193,000	8.700%, 11/18/2019	196,325
290,000	4.682%, 8/9/2028[b]	300,852
	Duke Realty, LP
30,000	3.875%, 2/15/2021	30,602
90,000	4.375%, 6/15/2022	94,363

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.6%) - continued
	ERP Operating, LP
$32,000	3.375%, 6/1/2025	$33,424
	Fidelity National Financial, Inc.
325,000	5.500%, 9/1/2022	351,136
	Fifth Third Bancorp
52,000	2.875%, 7/27/2020	52,231
155,000	2.600%, 6/15/2022	156,023
	Five Corners Funding Trust
555,000	4.419%, 11/15/2023[i]	592,557
	GE Capital International Funding Company
1,730,000	4.418%, 11/15/2035	1,746,295
	Goldman Sachs Group, Inc.
400,000	5.375%, 3/15/2020	407,156
337,000	5.375%, 5/10/2020[b,m]	340,134
578,000	5.250%, 7/27/2021	608,537
10,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,082
12,000	3.000%, 4/26/2022	12,099
329,000	2.876%, 10/31/2022[b]	331,153
184,000	2.908%, 6/5/2023[b]	185,490
525,000	3.625%, 2/20/2024	545,284
325,000	3.691%, 6/5/2028[b]	337,759
165,000	4.750%, 10/21/2045	193,285
	Hartford Financial Services Group, Inc.
269,000	5.125%, 4/15/2022	287,840
	HCP, Inc.
70,000	4.000%, 12/1/2022	73,081
60,000	3.400%, 2/1/2025	61,717
	Hilton Worldwide Finance, LLC
390,000	4.625%, 4/1/2025	399,750
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,132
	HSBC Holdings plc
353,000	3.400%, 3/8/2021	357,715
212,000	6.875%, 6/1/2021[b,m]	221,116
125,000	2.650%, 1/5/2022	125,189
525,000	3.803%, 3/11/2025[b]	543,744
200,000	3.900%, 5/25/2026	209,701
	HSBC USA, Inc.
280,000	2.350%, 3/5/2020	279,791
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,107
	Icahn Enterprises, LP
140,000	6.750%, 2/1/2024	145,323
185,000	6.375%, 12/15/2025	193,325
	ING Groep NV
200,000	3.150%, 3/29/2022	203,170
350,000	4.100%, 10/2/2023	370,183
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,378
112,000	5.875%, 8/15/2022	122,006
	Iron Mountain, Inc.
333,677	6.000%, 8/15/2023	340,147
	J.P. Morgan Chase & Company
199,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	199,613
95,000	2.295%, 8/15/2021	94,832
9,000	2.776%, 4/25/2023[b]	9,062
210,000	2.700%, 5/18/2023	212,013
108,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	109,784
120,000	3.625%, 5/13/2024	126,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.6%) - continued
$450,000	3.875%, 9/10/2024	$472,039
240,000	3.125%, 1/23/2025	245,631
470,000	3.900%, 7/15/2025	500,398
135,000	3.300%, 4/1/2026	139,756
375,000	4.203%, 7/23/2029[b]	409,964
350,000	4.452%, 12/5/2029[b]	389,910
275,000	3.882%, 7/24/2038[b]	291,932
	J.P. Morgan Chase Bank NA
650,000	3.086%, 4/26/2021[b]	653,003
	KeyCorp
100,000	2.900%, 9/15/2020	100,673
	Kimco Realty Corporation
368,000	3.300%, 2/1/2025	375,716
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[i]	3,118
84,000	4.950%, 5/1/2022[i]	88,695
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,133
	Lloyds Bank plc
200,000	3.055%, (LIBOR 3M + 0.490%), 5/7/2021[b]	199,957
	Lloyds Banking Group plc
250,000	2.907%, 11/7/2023[b]	248,783
	Marsh & McLennan Companies, Inc.
350,000	3.875%, 3/15/2024	370,786
	MetLife, Inc.
125,000	4.050%, 3/1/2045	135,132
	Mitsubishi UFJ Financial Group, Inc.
6,000	2.998%, 2/22/2022	6,075
315,000	3.455%, 3/2/2023	324,539
230,000	3.287%, 7/25/2027	237,368
	Morgan Stanley
12,000	2.800%, 6/16/2020	12,038
84,000	5.550%, 7/15/2020[b,m]	85,058
11,000	5.500%, 7/28/2021	11,637
210,000	2.625%, 11/17/2021	211,206
97,000	3.458%, (LIBOR 3M + 1.180%), 1/20/2022[b]	97,994
213,000	2.750%, 5/19/2022	214,599
65,000	4.875%, 11/1/2022	69,464
215,000	3.125%, 1/23/2023	219,102
210,000	4.350%, 9/8/2026	225,238
276,000	3.591%, 7/22/2028[b]	286,145
250,000	3.772%, 1/24/2029[b]	262,496
	MPT Operating Partnership LP/MPT Finance Corporation
255,000	4.625%, 8/1/2029	258,028
	MPT Operating Partnership, LP
195,000	6.375%, 3/1/2024	204,750
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	116,776
	Nationwide Building Society
275,000	3.622%, 4/26/2023[b,i]	278,768
	New York Life Global Funding
138,000	2.300%, 6/10/2022[i]	138,087
	Park Aerospace Holdings, Ltd.
275,000	4.500%, 3/15/2023[i]	284,988
	PNC Bank NA
10,000	2.450%, 11/5/2020	10,016
	Quicken Loans, Inc.
395,000	5.750%, 5/1/2025[i]	407,885
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,353
185,000	4.125%, 10/15/2026	201,396

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.6%) - continued
	Regency Centers, LP
$320,000	4.125%, 3/15/2028	$345,071
	Regions Financial Corporation
136,000	3.200%, 2/8/2021	137,395
	Reinsurance Group of America, Inc.
323,000	4.700%, 9/15/2023	347,688
275,000	3.900%, 5/15/2029	286,377
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	11,988
	Royal Bank of Scotland Group plc
175,000	6.125%, 12/15/2022	188,112
250,000	6.100%, 6/10/2023	269,054
200,000	3.875%, 9/12/2023	203,755
375,000	5.125%, 5/28/2024	393,231
450,000	4.269%, 3/22/2025[b]	461,085
400,000	4.445%, 5/8/2030[b]	412,406
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	147,186
	Simon Property Group, LP
15,000	2.500%, 7/15/2021	15,052
140,000	2.750%, 2/1/2023	141,564
168,000	4.250%, 11/30/2046	188,575
	SITE Centers Corporation
69,000	4.625%, 7/15/2022	71,668
	Societe Generale SA
138,000	4.750%, 11/24/2025[i]	146,010
	Standard Chartered plc
164,000	2.100%, 8/19/2019[i]	163,959
	Sumitomo Mitsui Financial Group, Inc.
176,000	2.784%, 7/12/2022	177,469
150,000	3.102%, 1/17/2023	153,239
126,000	3.010%, 10/19/2026	127,799
	Sumitomo Mitsui Trust Bank, Ltd.
240,000	1.950%, 9/19/2019[i]	239,861
	SunTrust Banks, Inc.
180,000	2.250%, 1/31/2020	179,821
10,000	2.900%, 3/3/2021	10,066
	Synchrony Financial
55,000	4.250%, 8/15/2024	57,595
425,000	3.950%, 12/1/2027	431,017
	UBS Group Funding Jersey, Ltd.
24,000	3.000%, 4/15/2021[i]	24,199
126,000	4.125%, 9/24/2025[i]	134,415
	UBS Group Funding Switzerland AG
200,000	3.491%, 5/23/2023[i]	204,595
	Ventas Realty, LP
195,000	3.100%, 1/15/2023	198,300
260,000	4.000%, 3/1/2028	275,353
	Voya Financial, Inc.
342,000	3.125%, 7/15/2024	347,472
	Wells Fargo & Company
170,000	2.550%, 12/7/2020	170,653
7,000	2.100%, 7/26/2021	6,969
205,000	2.625%, 7/22/2022	206,137
225,000	3.069%, 1/24/2023	228,315
12,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	12,166
168,000	3.450%, 2/13/2023	172,702
450,000	4.125%, 8/15/2023	474,510
15,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	15,280
125,000	3.000%, 2/19/2025	127,376
175,000	3.000%, 4/22/2026	176,633
168,000	3.000%, 10/23/2026	169,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.6%) - continued
$323,000	4.900%, 11/17/2045	$377,351
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,267
70,000	3.950%, 9/1/2023	73,554
	Westpac Banking Corporation
15,000	3.370%, (LIBOR 3M + 0.850%), 8/19/2021[b]	15,168
	ZB NA
360,000	3.500%, 8/27/2021	366,510

	Total	49,071,527

Foreign Government (<0.1%)
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[i]	124,780

	Total	124,780

Mortgage-Backed Securities (5.4%)
	Federal Home Loan Mortgage Corporation - REMIC
853,676	3.000%, 3/15/2033, Ser. 4180, Class PIj	98,767
	Federal National Mortgage Association - REMIC
1,707,783	3.000%, 12/25/2027, Ser. 2012-137, Class AIj	127,516
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
11,178,000	3.000%, 8/1/2034[e]	11,398,329
47,385,000	3.500%, 8/1/2034[e]	48,943,388
17,100,000	3.000%, 8/1/2049[e]	17,250,961
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
43,748	4.165%, (LIBOR 12M + 1.540%), 7/1/2043[b]	45,125
38,682	4.307%, (LIBOR 12M + 1.550%), 7/1/2043[b]	40,002
10,520	4.179%, (LIBOR 12M + 1.530%), 8/1/2043[b]	10,842
47,567,000	3.500%, 8/1/2049[e]	48,706,007
	Government National Mortgage Association Conventional 30-Yr. Pass Through
32,180,000	4.500%, 8/1/2049[e]	33,506,990

	Total	160,127,927

Technology (0.3%)
	Apple, Inc.
12,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	12,056
10,000	2.400%, 1/13/2023	10,091
115,000	3.000%, 2/9/2024	118,667
183,000	3.200%, 5/11/2027	190,635
250,000	3.000%, 6/20/2027	257,829
400,000	3.000%, 11/13/2027	413,799
335,000	3.750%, 9/12/2047	353,490
	Applied Materials, Inc.
92,000	3.300%, 4/1/2027	96,216
	Avnet, Inc.
125,000	3.750%, 12/1/2021	127,348
	Baidu, Inc.
6,000	3.000%, 6/30/2020	6,018
	Broadcom Corporation
146,000	3.875%, 1/15/2027	142,512

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Technology (0.3%) - continued
$220,000	3.500%, 1/15/2028	$207,070
	CommScope Technologies Finance, LLC
270,000	6.000%, 6/15/2025[i]	245,700
	Dell International, LLC/EMC Corporation
200,000	4.000%, 7/15/2024[i]	205,986
	Diamond 1 Finance Corporation
242,000	5.450%, 6/15/2023[i]	261,058
540,000	6.020%, 6/15/2026[i]	596,721
	Diamond Sports Group, LLC
400,000	6.625%, 8/15/2027[e,i]	410,000
	Equinix, Inc.
375,000	5.750%, 1/1/2025	387,668
	Fidelity National Information Services, Inc.
15,000	2.250%, 8/15/2021	14,946
	Harland Clarke Holdings Corporation
350,000	8.375%, 8/15/2022[i]	295,750
	Hewlett Packard Enterprise Company
15,000	3.600%, 10/15/2020	15,177
365,000	3.009%, (LIBOR 3M + 0.720%), 10/5/2021[b]	365,122
48,000	4.400%, 10/15/2022	50,490
	Inception Merger Sub, Inc.
380,000	8.625%, 11/15/2024[g,i]	347,700
	Intel Corporation
10,000	3.100%, 7/29/2022	10,282
	Marvell Technology Group, Ltd.
205,000	4.200%, 6/22/2023	214,298
275,000	4.875%, 6/22/2028	297,654
	Microsoft Corporation
270,000	4.750%, 11/3/2055	344,845
12,000	2.400%, 2/6/2022	12,098
270,000	4.200%, 11/3/2035	310,376
975,000	3.700%, 8/8/2046	1,055,987
	NetApp, Inc.
160,000	2.000%, 9/27/2019	159,856
	NXP BV/NXP Funding, LLC
425,000	4.875%, 3/1/2024[i]	455,767
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,064
168,000	2.400%, 9/15/2023	168,722
390,000	2.950%, 5/15/2025	400,369
250,000	3.850%, 7/15/2036	267,292
	Plantronics, Inc.
310,000	5.500%, 5/31/2023[i]	315,425
	SS&C Technologies, Inc.
290,000	5.500%, 9/30/2027[i]	301,600
	Texas Instruments, Inc.
330,000	4.150%, 5/15/2048	382,148
	Tyco Electronics Group SA
46,000	3.450%, 8/1/2024	47,581
92,000	3.125%, 8/15/2027	92,359

	Total	9,978,772

Transportation (0.1%)
	Air Canada Pass Through Trust
40,670	3.875%, 3/15/2023[i]	41,089
	Air Lease Corporation
70,000	3.500%, 1/15/2022	71,691
	Boeing Company
575,000	3.600%, 5/1/2034	601,768
	Burlington Northern Santa Fe, LLC
140,000	5.750%, 5/1/2040	184,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Transportation (0.1%) - continued
$430,000	5.050%, 3/1/2041	$521,958
150,000	4.450%, 3/15/2043	170,823
	CSX Corporation
42,000	3.700%, 11/1/2023	44,015
	Delta Air Lines, Inc.
114,000	2.875%, 3/13/2020	114,037
	Hertz Corporation
210,000	5.500%, 10/15/2024[i]	206,325
	Penske Truck Leasing Company, LP
425,000	3.375%, 2/1/2022[i]	432,701
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,244
	United Continental Holdings, Inc.
400,000	4.875%, 1/15/2025	418,000
	XPO Logistics, Inc.
200,000	6.125%, 9/1/2023[i]	205,820
202,000	6.750%, 8/15/2024[i]	215,322

	Total	3,238,556

U.S. Government & Agencies (5.1%)
	U.S. Treasury Bonds
4,485,000	2.250%, 11/15/2027	4,581,007
8,000,000	2.875%, 5/15/2028	8,571,250
1,510,000	5.250%, 11/15/2028	1,926,017
1,175,000	4.375%, 5/15/2040	1,563,576
6,780,000	3.000%, 5/15/2042	7,422,246
12,618,000	2.500%, 5/15/2046	12,542,095
750,000	3.000%, 5/15/2047	820,840
250,000	2.750%, 8/15/2047	260,693
2,900,000	2.875%, 5/15/2049	3,106,512
	U.S. Treasury Notes
2,210,000	1.500%, 10/31/2019	2,206,202
940,000	2.250%, 3/31/2020	940,734
120,000	1.875%, 12/15/2020	119,836
500,000	2.500%, 2/28/2021	504,258
250,000	1.375%, 5/31/2021	247,568
7,984,000	1.125%, 8/31/2021	7,860,809
7,440,000	1.875%, 7/31/2022	7,446,975
155,000	2.000%, 11/30/2022	155,793
4,750,000	2.500%, 3/31/2023	4,861,514
1,698,000	1.375%, 9/30/2023	1,666,760
6,560,000	2.500%, 1/31/2024	6,747,063
2,060,000	2.125%, 7/31/2024	2,087,198
990,000	2.250%, 11/15/2024	1,009,877
5,760,000	2.125%, 11/30/2024	5,839,425
18,500,000	2.875%, 5/31/2025	19,516,055
6,380,000	2.625%, 1/31/2026	6,659,125
42,470,000	2.500%, 2/28/2026	44,026,127

	Total	152,689,555

Utilities (0.5%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	6,028
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,015
	Ameren Illinois Company
270,000	4.500%, 3/15/2049	322,954
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	256,716
	Appalachian Power Company
92,000	3.300%, 6/1/2027	95,067
	Berkshire Hathaway Energy Company
155,000	4.500%, 2/1/2045	177,888

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Utilities (0.5%) - continued
	Calpine Corporation
$195,000	5.375%, 1/15/2023	$196,462
180,000	5.875%, 1/15/2024[i]	184,050
	CenterPoint Energy, Inc.
70,000	3.850%, 2/1/2024	73,270
245,000	4.250%, 11/1/2028	266,667
	CMS Energy Corporation
126,000	2.950%, 2/15/2027	124,747
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	129,929
70,000	4.350%, 11/15/2045	80,393
	Consolidated Edison Company of New York, Inc.
675,000	4.125%, 5/15/2049	740,706
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	5,990
63,000	4.500%, 12/1/2045	72,070
	Consumers Energy Company
325,000	4.350%, 4/15/2049	382,337
	DTE Electric Company
95,000	3.700%, 3/15/2045	99,508
135,000	3.700%, 6/1/2046	140,482
	Duke Energy Carolinas, LLC
350,000	3.700%, 12/1/2047	362,880
	Duke Energy Corporation
168,000	3.750%, 9/1/2046	166,989
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	124,758
	Duke Energy Indiana, LLC
170,000	3.750%, 5/15/2046	177,018
	Edison International
170,000	2.950%, 3/15/2023	168,203
800,000	5.750%, 6/15/2027	892,219
	Energy Transfer Operating, LP
330,000	5.200%, 2/1/2022	349,302
	Eversource Energy
225,000	2.500%, 3/15/2021	225,075
	Exelon Corporation
90,000	5.100%, 6/15/2045	107,946
126,000	4.450%, 4/15/2046	138,151
	Exelon Generation Company, LLC
129,000	5.200%, 10/1/2019	129,568
	FirstEnergy Corporation
60,000	2.850%, 7/15/2022	60,601
350,000	4.850%, 7/15/2047	402,343
	Fortis, Inc.
10,000	2.100%, 10/4/2021	9,903
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,371
84,000	5.300%, 7/1/2043	101,823
	MidAmerican Energy Holdings Company
252,000	6.500%, 9/15/2037	346,844
	Mississippi Power Company
185,000	3.950%, 3/30/2028	197,343
	Monongahela Power Company
95,000	5.400%, 12/15/2043[i]	120,484
	National Rural Utilities Cooperative Finance Corporation
175,000	3.900%, 11/1/2028	192,242
400,000	3.700%, 3/15/2029	435,658
	NextEra Energy Partners, LP
340,000	4.250%, 9/15/2024[i]	343,400
	NiSource Finance Corporation
92,000	3.490%, 5/15/2027	95,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Utilities (0.5%) - continued
$245,000	5.650%, 2/1/2045	$303,911
	Oncor Electric Delivery Company, LLC
368,000	3.750%, 4/1/2045	390,938
	Pacific Gas and Electric Company
235,000	3.300%, 12/1/2027[f,n]	225,600
235,000	3.950%, 12/1/2047[f,g,n]	213,262
	PPL Capital Funding, Inc.
92,000	3.400%, 6/1/2023	94,285
195,000	5.000%, 3/15/2044	220,373
	PPL Electric Utilities Corporation
138,000	3.950%, 6/1/2047	150,224
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	8,061
	Public Service Electric & Gas Company
230,000	3.000%, 5/15/2027	235,595
	San Diego Gas and Electric Company
330,000	4.150%, 5/15/2048	353,269
	South Carolina Electric & Gas Company
455,000	5.100%, 6/1/2065	577,062
	Southern California Edison Company
185,000	4.000%, 4/1/2047	189,535
	Southern Company
6,000	2.350%, 7/1/2021	5,983
180,000	2.950%, 7/1/2023	183,696
250,000	3.250%, 7/1/2026	255,171
165,000	4.400%, 7/1/2046	176,034
	Southern Company Gas Capital Corporation
230,000	4.400%, 5/30/2047	245,850
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	65,759
	TerraForm Power Operating, LLC
415,000	5.000%, 1/31/2028[i]	421,225
	Virginia Electric and Power Company
275,000	4.600%, 12/1/2048	326,492

	Total	13,187,133

	Total Long-Term Fixed Income (cost $523,152,555)	537,900,250

Shares	Collateral Held for Securities Loaned (0.5%)	Value
16,621,462	Thrivent Cash Management Trust	16,621,462

	Total Collateral Held for Securities Loaned (cost $16,621,462)	16,621,462

Shares or Principal Amount	Short-Term Investments (15.2%)	Value
	Federal Home Loan Bank Discount Notes
300,000	2.310%, 8/1/2019[o]	300,000
900,000	2.340%, 8/7/2019[o,p]	899,685
4,500,000	2.200%, 8/28/2019[o,p]	4,492,912
2,200,000	2.170%, 9/3/2019[o,p]	2,195,725
2,500,000	2.208%, 9/5/2019[o,p]	2,494,847
10,600,000	2.150%, 9/16/2019[o,p]	10,571,286
2,600,000	2.180%, 9/19/2019[o,p]	2,592,498
300,000	2.140%, 9/23/2019[o,p]	299,064
1,800,000	2.130%, 9/24/2019[o,p]	1,794,276
1,100,000	2.095%, 10/16/2019[o,p]	1,095,123

Shares or Principal Amount	Short-Term Investments (15.2%)	Value
	Thrivent Core Short-Term Reserve Fund
42,721,059	2.490%	$427,210,595

	Total Short-Term Investments (cost $453,944,680)	453,946,011

	Total Investments (cost $2,722,607,048) 106.0%	$3,173,536,954

	Other Assets and Liabilities, Net (6.0%)	(178,613,048)

	Total Net Assets 100.0%	$2,994,923,906

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Non-income producing security.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $66,841,761 or 2.2% of total net assets.

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
l	All or a portion of the security is insured or guaranteed.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Defaulted security. Interest is not being accrued.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of July 31, 2019 was $852,702 or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2019.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

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Schedule of Investments as of July 31, 2019

(unaudited)

Security	Acquisition Date	Cost
Colony American Finance Trust, 6/15/2051	7/10/2019	$849,995

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$15,236,711
Long-Term Fixed Income	744,671
Total lending	$15,981,382
Gross amount payable upon return of collateral for securities loaned	$16,621,462
Net amounts due to counterparty	$640,080

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

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Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,461,136	–	2,461,136	–
Capital Goods	1,566,606	–	1,566,606	–
Communications Services	5,908,640	–	4,508,006	1,400,634
Consumer Cyclical	3,709,646	–	3,218,893	490,753
Consumer Non-Cyclical	5,136,383	–	5,136,383	–
Energy	2,174,707	–	2,174,707	–
Financials	4,122,948	–	4,002,283	120,665
Technology	847,161	–	847,161	–
Utilities	837,452	–	837,452	–
Registered Investment Companies
Affiliated	1,167,208,233	1,167,208,233	–	–
Unaffiliated	38,860,399	38,860,399	–	–
Common Stock
Communications Services	26,073,709	24,291,197	1,782,512	–
Consumer Discretionary	73,379,547	70,295,750	3,083,797	–
Consumer Staples	27,863,989	24,630,890	3,233,099	–
Energy	16,691,706	15,499,566	1,192,140	–
Financials	111,276,223	105,425,395	5,850,828	–
Health Care	101,169,389	97,251,113	3,918,276	–
Industrials	130,207,812	125,722,586	4,485,226	–
Information Technology	172,027,145	168,760,512	3,266,633	–
Materials	22,026,816	18,885,901	3,140,913	2
Real Estate	32,611,073	31,301,737	1,309,336	–
Utilities	6,430,590	5,827,492	603,098	–
Long-Term Fixed Income
Asset-Backed Securities	15,274,528	–	15,274,528	–
Basic Materials	6,567,281	–	6,567,281	–
Capital Goods	10,106,233	–	10,106,233	–
Collateralized Mortgage Obligations	15,690,224	–	15,690,224	–
Commercial Mortgage-Backed Securities	22,523,550	–	22,523,550	–
Communications Services	18,240,566	–	18,240,566	–
Consumer Cyclical	15,600,125	–	15,600,125	–
Consumer Non-Cyclical	25,409,295	–	25,409,295	–
Energy	20,070,198	–	20,070,198	–
Financials	49,071,527	–	49,071,527	–
Foreign Government	124,780	–	124,780	–
Mortgage-Backed Securities	160,127,927	–	160,127,927	–
Technology	9,978,772	–	9,978,772	–
Transportation	3,238,556	–	3,238,556	–
U.S. Government & Agencies	152,689,555	–	152,689,555	–
Utilities	13,187,133	–	13,187,133	–
Short-Term Investments	26,735,416	–	26,735,416	–
Subtotal Investments in Securities	$2,517,226,976	$1,893,960,771	$621,254,151	$2,012,054
Other Investments *	Total
Affiliated Short-Term Investments	427,210,595
Affiliated Registered Investment Companies	212,477,921
Collateral Held for Securities Loaned	16,621,462
Subtotal Other Investments	$656,309,978

Total Investments at Value	$3,173,536,954

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

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Schedule of Investments as of July 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,760,424	12,760,424	–	–
Total Asset Derivatives	$12,760,424	$12,760,424	$–	$–
Liability Derivatives
Futures Contracts	12,186,168	12,186,168	–	–
Total Liability Derivatives	$12,186,168	$12,186,168	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $24,338,723 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	230	September 2019	$49,184,769	$128,669
CBOT U.S. Long Bond	95	September 2019	14,282,967	498,439
CME E-mini S&P 500 Index	2,805	September 2019	408,318,864	9,948,711
CME Euro Foreign Exchange Currency	635	September 2019	90,522,877	(2,198,346)
Eurex Euro STOXX 50 Index	3,062	September 2019	114,894,999	1,844,302
ICE US mini MSCI Emerging Markets Index	1,072	September 2019	54,636,302	335,858

Total Futures Long Contracts			$731,840,778	$10,557,633

CBOT 10-Yr. U.S. Treasury Note	(32)	September 2019	($4,021,647)	($55,853)
CBOT 5-Yr. U.S. Treasury Note	(158)	September 2019	(18,578,086)	4,445
CME E-mini Russell 2000 Index	(2,036)	September 2019	(156,141,673)	(4,366,387)
CME E-mini S&P Mid-Cap 400 Index	(847)	September 2019	(161,591,147)	(5,106,923)
CME Ultra Long Term U.S. Treasury Bond	(17)	September 2019	(2,944,397)	(74,166)
ICE mini MSCI EAFE Index	(464)	September 2019	(43,527,641)	(211,319)
Ultra 10-Yr. U.S. Treasury Note	(64)	September 2019	(8,648,826)	(173,174)

Total Futures Short Contracts			($395,453,417)	($9,983,377)

Total Futures Contracts			$336,387,361	$574,256

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019

Affiliated Registered Investment Companies
Core Emerging Markets Debt	$26,408	$4,991	$–	$34,283	3,449	1.2%
Core International Equity	79,920	2,583	–	83,097	8,916	2.8
Core Low Volatility Equity	81,516	3,138	–	95,098	8,046	3.2
Global Stock, Class S	125,653	10,952	–	133,696	5,134	4.4
High Yield, Class S	20,914	910	–	22,384	4,703	0.8
Income, Class S	60,117	1,701	–	66,587	7,099	2.2
International Allocation, Class S	223,405	12,364	–	236,266	23,986	7.9
Large Cap Growth, Class S	197,869	18,112	–	223,168	17,517	7.4
Large Cap Value, Class S	219,189	14,705	–	230,384	10,294	7.7
Limited Maturity Bond, Class S	35,524	724	–	36,802	2,947	1.2
Mid Cap Stock, Class S	160,370	15,354	–	173,513	6,346	5.8
Small Cap Stock, Class S	41,981	4,877	–	44,408	1,818	1.5

Total Affiliated Registered Investment Companies	1,272,866			1,379,686		46.1

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	350,054	389,670	312,513	427,211	42,721	14.3

Total Affiliated Short-Term Investments	350,054			427,211		14.3

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	14,805	204,734	202,918	16,621	16,621	0.5

Total Collateral Held for Securities Loaned	14,805			16,621		0.5

Total Value	$1,637,725			$1,823,518

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019

Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$2,884	$–	$1,031
Core International Equity	–	594	–	2,583
Core Low Volatility Equity Fund	–	10,443	1,783	1,355
High Yield, Class S	–	560	–	908
Income, Class S	–	4,769	–	1,701
Large Cap Growth, Class S	–	7,187	18,112	–
Global Stock, Class S	–	(2,909)	8,976	1,976
Large Cap Value, Class S	–	(3,509)	11,198	3,507
Limited Maturity Bond, Class S	–	555	–	724
Mid Cap Stock, Class S	–	(2,211)	14,666	688
International Allocation, Class S	–	497	7,184	5,181
Small Cap Stock, Class S	–	(2,451)	4,877	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	–	–	–	7,747

Total Income from Affiliated Investments				$27,401

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	70

Total Affiliated Income from Securities Loaned, Net				$70

Total	$–	$16,409	$66,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$222,159	4.984%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$221,326
	Ball Metalpack Finco, LLC, Term Loan
94,050	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	92,561
	Big River Steel, LLC, Term Loan
152,287	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	152,668
	Chemours Company, Term Loan
281,438	3.990%, (LIBOR 1M + 1.750%), 4/3/2025[b]	266,488
	MRC Global (US), Inc., Term Loan
207,368	5.234%, (LIBOR 1M + 3.000%), 9/22/2024[b]	207,758
	Peabody Energy Corporation, Term Loan
158,000	4.984%, (LIBOR 1M + 2.750%), 3/31/2025[b]	157,407
	Pixelle Specialty Solutions, LLC, Term Loan
213,925	8.234%, (LIBOR 1M + 6.000%), 10/31/2024[b]	210,984
	Starfruit US Holdco, LLC, Term Loan
134,663	5.610%, (LIBOR 1M + 3.250%), 10/1/2025[b]	132,194

	Total	1,441,386

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
131,990	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	132,205
	Flex Acquisition Company, Inc. Term Loan
455,011	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	435,245
	GFL Environmental, Inc., Term Loan
391,843	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	388,484
	Navistar, Inc., Term Loan
270,875	5.830%, (LIBOR 1M + 3.500%), 11/6/2024[b]	271,384
	Sotera Health Holdings, LLC, Term Loan
170,939	5.234%, (LIBOR 1M + 3.000%), 5/15/2022[b]	169,016
	TransDigm, Inc., Term Loan
389,015	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b]	386,767
	Vertiv Group Corporation, Term Loan
413,641	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	393,477

	Total	2,176,578

Communications Services (0.4%)
	Altice France SA, Term Loan
117,300	4.984%, (LIBOR 1M + 2.750%), 7/31/2025[b]	112,901
	CenturyLink, Inc., Term Loan
398,925	4.984%, (LIBOR 1M + 2.750%), 1/31/2025[b]	396,208

Principal Amount	Bank Loans (2.3%)[a]	Value
Communications Services (0.4%) - continued
	Charter Communications Operating, LLC, Term Loan
$285,650	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	$286,073
	Diamond Sports Group, LLC, Term Loan
170,000	0.000%, (LIBOR 3M + 3.250%), 7/18/2026[b,c,d]	170,281
	Frontier Communications Corporation, Term Loan
403,037	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	397,999
	HCP Acquisition, LLC, Term Loan
201,282	4.984%, (LIBOR 1M + 2.750%), 5/16/2024[b]	200,706
	Intelsat Jackson Holdings SA, Term Loan
235,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	235,503
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,e]	453,862
50,946	9.075%, (LIBOR 1M + 6.750%), 7/7/2023[b,e]	50,564
	Mediacom Illinois, LLC, Term Loan
118,500	4.100%, (LIBOR 1W + 1.750%), 2/15/2024[b]	118,500
	NEP Group, Inc., Term Loan
174,125	5.484%, (LIBOR 1M + 3.250%), 10/20/2025[b]	173,980
25,000	9.234%, (LIBOR 1M + 7.000%), 10/19/2026[b]	24,813
	SBA Senior Finance II, LLC, Term Loan
173,250	4.240%, (LIBOR 1M + 2.000%), 4/11/2025[b]	172,697
	Sprint Communications, Inc., Term Loan
527,850	4.750%, (LIBOR 1M + 2.500%), 2/3/2024[b]	526,398
	TNS, Inc., Term Loan
210,263	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,e]	205,269
	WideOpenWest Finance, LLC, Term Loan
209,272	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	205,305
	Windstream Services, LLC, Term Loan
178,680	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	182,965

	Total	3,914,024

Consumer Cyclical (0.4%)
	Cengage Learning, Inc., Term Loan
373,439	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	359,376
	Four Seasons Hotels, Ltd., Term Loan
196,970	4.234%, (LIBOR 1M + 2.000%), 11/30/2023[b]	197,123
	Golden Entertainment, Inc., Term Loan
376,350	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,e]	377,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Golden Nugget, LLC, Term Loan
$284,406	5.020%, (LIBOR 1M + 2.750%), 10/4/2023[b]	$284,710
	KAR Auction Services, Inc., Term Loan
33,511	4.875%, (LIBOR 3M + 2.500%), 3/9/2023[b]	33,469
	Men’s Warehouse, Inc., Term Loan
173,169	5.652%, (LIBOR 1M + 3.250%), 4/9/2025[b]	151,234
	Mohegan Gaming and Entertainment, Term Loan
318,299	6.234%, (LIBOR 1M + 4.000%), 10/13/2023[b]	295,222
	Penn National Gaming, Inc., Term Loan
134,325	4.484%, (LIBOR 1M + 2.250%), 10/15/2025[b]	134,477
	Scientific Games International, Inc., Term Loan
662,707	4.984%, (LIBOR 1M + 2.750%), 8/14/2024[b]	658,671
	Staples, Inc., Term Loan
45,000	6.832%, (LIBOR 1M + 4.500%), 9/12/2024[b,e]	44,438
135,000	7.332%, (LIBOR 1M + 5.000%), 4/12/2026[b]	131,541
	Stars Group Holdings BV, Term Loan
184,664	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	185,218
	Tenneco, Inc., Term Loan
298,500	5.234%, (LIBOR 1M + 3.000%), 10/1/2025[b]	277,605
	Wyndham Hotels & Resorts, Inc., Term Loan
138,950	3.984%, (LIBOR 1M + 1.750%), 5/30/2025[b]	139,211

	Total	3,269,586

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
561,450	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	543,203
29,550	6.484%, (LIBOR 1M + 4.250%), 3/14/2025[b]	28,405
	Albertson’s, LLC, Term Loan
195,539	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	195,872
283,558	5.234%, (LIBOR 1M + 3.000%), 6/22/2023[b]	283,941
233,825	5.234%, (LIBOR 1M + 3.000%), 11/16/2025[b]	234,033
	Amneal Pharmaceuticals, LLC, Term Loan
217,749	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	201,339
	Bausch Health Companies, Inc., Term Loan
412,777	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	414,118
	Chobani, LLC, Term Loan
194,502	5.734%, (LIBOR 1M + 3.500%), 10/7/2023[b]	192,374

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Endo International plc, Term Loan
$338,888	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	$308,601
	Energizer Holdings, Inc., Term Loan
284,925	4.688%, (LIBOR 1M + 2.250%), 1/2/2026[b]	284,392
	JBS USA LUX SA, Term Loan
219,450	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	219,847
	Mallinckrodt International Finance SA, Term Loan
259,343	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	220,118
	McGraw-Hill Global Education Holdings, LLC, Term Loan
452,051	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,c,d]	431,994
	MPH Acquisition Holdings, LLC, Term Loan
325,000	5.080%, (LIBOR 3M + 2.750%), 6/7/2023[b]	315,250
	Ortho-Clinical Diagnostics SA, Term Loan
575,250	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	558,355
	Plantronics, Inc., Term Loan
542,251	4.734%, (LIBOR 1M + 2.500%), 7/2/2025[b]	542,115
	Prime Security Services Borrower, LLC, Term Loan
160,000	4.984%, (LIBOR 1M + 2.750%), 5/2/2022[b]	159,723

	Total	5,133,680

Energy (0.2%)
	BCP Raptor II, LLC, Term Loan
180,000	6.984%, (LIBOR 1M + 4.750%), 12/19/2025[b]	166,950
	Calpine Corporation, Term Loan
206,240	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	206,269
	Consolidated Energy Finance SA, Term Loan
108,900	4.825%, (LIBOR 1M + 2.500%), 5/7/2025[b,e]	105,905
	HFOTCO, LLC, Term Loan
445,500	4.990%, (LIBOR 1M + 2.750%), 6/26/2025[b]	443,830
	McDermott Technology (Americas), Inc., Term Loan
318,469	7.234%, (LIBOR 1M + 5.000%), 5/10/2025[b]	303,660
	Radiate Holdco, LLC, Term Loan
561,385	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	554,834

	Total	1,781,448

Financials (0.3%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
218,200	4.022%, (LIBOR 1M + 1.750%), 1/15/2025[b]	218,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Financials (0.3%) - continued
	Blackstone CQP Holdco, LP, Term Loan
$390,000	5.887%, (LIBOR 3M + 3.500%), 6/20/2024[b]	$391,463
	Digicel International Finance, Ltd., Term Loan
310,264	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	264,888
	DTZ U.S. Borrower, LLC, Term Loan
267,975	5.484%, (LIBOR 1M + 3.250%), 8/21/2025[b]	268,814
	Genworth Holdings, Inc., Term Loan
59,250	6.761%, (LIBOR 1M + 4.500%), 3/7/2023[b]	59,620
	GGP Nimbus, LLC, Term Loan
312,638	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	306,341
	Grizzly Finco, Term Loan
213,388	5.570%, (LIBOR 3M + 3.250%), 10/1/2025[b]	213,464
	Harland Clarke Holdings Corporation, Term Loan
306,460	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,e]	234,442
	MoneyGram International, Inc., Term Loan
146,279	8.330%, (LIBOR 3M + 6.000%), 6/30/2023[b]	143,598
	Sable International Finance, Ltd., Term Loan
489,813	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	492,507
	Trans Union, LLC, Term Loan
202,939	4.234%, (LIBOR 1M + 2.000%), 4/9/2023[b]	203,351

	Total	2,797,131

Technology (<0.1%)
	Rackspace Hosting, Inc., Term Loan
264,600	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	245,020
	SS&C Technologies Holdings Europe SARL, Term Loan
68,237	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	68,195
	SS&C Technologies, Inc., Term Loan
100,226	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	100,163

	Total	413,378

Utilities (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
436,100	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b]	427,923
	Core and Main, LP, Term Loan
177,300	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	177,079
	EnergySolutions, LLC, Term Loan
138,600	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,e]	133,056

Principal Amount	Bank Loans (2.3%)[a]	Value
Utilities (0.1%) - continued
	TerraForm Power Operating, LLC, Term Loan
$93,809	4.234%, (LIBOR 1M + 2.000%), 11/8/2022[b]	$93,692

	Total	831,750

	Total Bank Loans (cost $22,142,327)	21,758,961

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Asset-Backed Securities (1.5%)
	Access Group, Inc.
127,839	2.766%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,g	127,114
	Aimco
400,000	3.618%, (LIBOR 3M + 1.320%), 7/22/2032, Ser. 2019-10A, Class Ab,g	399,978
	Ares CLO, Ltd.
550,000	3.703%, (LIBOR 3M + 1.400%), 10/17/2030, Ser. 2018-28RA, Class A2[b,g]	543,041
	Benefit Street Partners CLO IV, Ltd.
700,000	3.528%, (LIBOR 3M + 1.250%), 1/20/2029, Ser. 2014-IVA, Class A1RRb,g	700,146
450,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	449,786
	Betony CLO, Ltd.
550,000	3.346%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1[b,g]	544,882
	Buttermilk Park CLO, Ltd.
925,000	3.703%, (LIBOR 3M + 1.400%), 10/15/2031, Ser. 2018-1A, Class A2[b,g]	917,288
	Carlyle Global Market Strategies CLO, Ltd.
600,000	3.753%, (LIBOR 3M + 1.450%), 7/15/2031, Ser. 2014-5A, Class A2RRb,g	592,504
	CBAM, Ltd.
600,000	4.008%, (LIBOR 3M + 1.280%), 2/12/2030, Ser. 2019-9A, Class Ab,g	600,631
	Colony American Finance Trust
650,000	2.835%, 6/15/2051, Ser. 2019-2, Class A*	652,067
	Commonbond Student Loan Trust
204,114	2.904%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,g]	199,781
	Dryden Senior Loan Fund
500,000	3.700%, (LIBOR 3M + 1.400%), 7/18/2030, Ser. 2018-65A, Class A2[b,g]	492,407
	Earnest Student Loan Program, LLC
235,382	3.020%, 5/25/2034, Ser. 2016-B, Class A2[g]	235,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Asset-Backed Securities (1.5%) - continued
	Edlinc Student Loan Funding Trust
$39,922	5.290%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class ATb,g	$40,006
	Galaxy XX CLO, Ltd.
550,000	3.278%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class ARb,g	544,413
	Golub Capital Partners, Ltd.
500,000	3.428%, (LIBOR 3M + 1.150%), 10/20/2028, Ser. 2018-39A, Class A1[b,g]	499,996
468,000	3.478%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class ARb,g	465,845
	Harley Marine Financing, LLC
1,247,314	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,030,594
	Home Partners of America Trust
750,000	2.908%, 9/17/2039, Ser. 2019-1, Class Ag	749,782
	Madison Park Funding XIV, Ltd.
300,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	297,115
	Magnetite XII, Ltd.
525,000	3.403%, (LIBOR 3M + 1.100%), 10/15/2031, Ser. 2015-12A, Class ARR[b,g]	523,359
	Mountain View CLO, Ltd.
375,000	3.423%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1Rb,g	371,027
	National Collegiate Trust
273,466	2.561%, (LIBOR 1M + 0.295%), 5/25/2031, Ser. 2007-A, Class Ab,g	266,038
	Neuberger Berman CLO XIV, Ltd.
525,000	3.506%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class ARb,g	525,049
	Neuberger Berman CLO, Ltd.
110,000	3.458%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class ARb,g	109,869
	Octagon Investment Partners XVI, Ltd.
100,000	3.703%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2Rb,g	98,173
	OZLM VIII, Ltd.
170,000	3.473%, (LIBOR 3M + 1.170%), 10/17/2029, Ser. 2014-8A, Class A1RRb,g	169,830
	Palmer Square Loan Funding, Ltd.
300,000	3.928%, (LIBOR 3M + 1.650%), 4/20/2027, Ser. 2019-1A, Class A2[b,g]	299,997
	PPM CLO 3, Ltd.
250,000	3.874%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2019-3A, Class Ab,g	249,991

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Asset-Backed Securities (1.5%) - continued
	Race Point IX CLO, Ltd.
$375,000	3.513%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1ARb,g	$374,508
	Shackleton CLO, Ltd.
350,000	3.473%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1[b,g]	348,262
	SLM Student Loan Trust
170,563	2.666%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	165,563
54,781	2.786%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	54,772
	SoFi Professional Loan Program, LLC
63,723	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	63,641
	TCW GEM II, Ltd.
500,000	4.429%, (LIBOR 3M + 1.750%), 2/15/2029, Ser. 2019-1A, Class AJb,g	499,983

	Total	14,202,631

Basic Materials (0.5%)
	Anglo American Capital plc
100,000	4.875%, 5/14/2025[g]	107,680
	ArcelorMittal SA
172,000	6.125%, 6/1/2025	193,942
	CF Industries, Inc.
250,000	3.450%, 6/1/2023	252,500
	Dow Chemical Company
125,000	4.800%, 11/30/2028[g]	140,008
	DowDuPont, Inc.
200,000	4.493%, 11/15/2025	218,547
	Element Solutions, Inc.
190,000	5.875%, 12/1/2025[g]	193,325
	First Quantum Minerals, Ltd.
250,000	7.500%, 4/1/2025[g]	244,687
	Glencore Funding, LLC
80,000	4.125%, 5/30/2023[g]	83,076
110,000	4.000%, 3/27/2027[g]	112,518
	International Paper Company
222,000	4.350%, 8/15/2048	219,950
	Kinross Gold Corporation
80,000	5.950%, 3/15/2024	87,548
245,000	4.500%, 7/15/2027	248,062
	Novelis Corporation
255,000	5.875%, 9/30/2026[g]	264,244
	Olin Corporation
315,000	5.125%, 9/15/2027	316,716
	Peabody Securities Finance Corporation
180,000	6.375%, 3/31/2025[g]	185,400
	Sherwin-Williams Company
100,000	3.125%, 6/1/2024	102,085
	Syngenta Finance NV
250,000	3.933%, 4/23/2021[g]	254,002
	Teck Resources, Ltd.
301,000	6.125%, 10/1/2035	344,198
	Tronox Finance plc
140,000	5.750%, 10/1/2025[g]	131,775
	Vale Overseas, Ltd.
120,000	6.250%, 8/10/2026	135,120
70,000	6.875%, 11/21/2036	84,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Basic Materials (0.5%) - continued
	Westlake Chemical Corporation
$160,000	3.600%, 8/15/2026	$162,759
	WestRock Company
70,000	3.750%, 3/15/2025	72,913
	Weyerhaeuser Company
200,000	4.000%, 11/15/2029	214,971

	Total	4,370,716

Capital Goods (0.7%)
	AECOM
230,000	5.875%, 10/15/2024	248,400
	Amsted Industries, Inc.
145,000	5.625%, 7/1/2027[g]	152,293
	Ardagh Packaging Finance plc
240,000	6.000%, 2/15/2025[g]	247,800
	Boeing Company
125,000	3.850%, 11/1/2048	128,551
	Bombardier, Inc.
365,000	7.500%, 3/15/2025[g]	371,159
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[g]	198,788
	Cemex SAB de CV
245,000	6.125%, 5/5/2025[g]	253,698
	Cintas Corporation No. 2
125,000	3.700%, 4/1/2027	133,891
	CNH Industrial Capital, LLC
180,000	4.875%, 4/1/2021	186,226
	CNH Industrial NV
110,000	3.850%, 11/15/2027	111,758
	Covanta Holding Corporation
120,000	6.000%, 1/1/2027	123,900
	Crown Cork & Seal Company, Inc.
240,000	7.375%, 12/15/2026	282,000
	H&E Equipment Services, Inc.
185,000	5.625%, 9/1/2025	190,088
	Ingersoll-Rand Luxembourg Finance SA
200,000	3.500%, 3/21/2026	207,169
	L3Harris Technologies, Inc.
309,000	3.950%, 5/28/2024[g]	324,418
	Lockheed Martin Corporation
160,000	3.600%, 3/1/2035	168,343
184,000	4.500%, 5/15/2036	213,132
40,000	6.150%, 9/1/2036	54,218
	Northrop Grumman Corporation
300,000	3.850%, 4/15/2045	310,656
	Owens-Brockway Glass Container, Inc.
195,000	5.000%, 1/15/2022[g]	200,850
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	126,425
	Reynolds Group Issuer, Inc.
245,000	5.125%, 7/15/2023[g]	249,288
	Rockwell Collins, Inc.
310,000	2.800%, 3/15/2022	313,250
	Roper Technologies, Inc.
120,000	2.800%, 12/15/2021	120,691
75,000	3.650%, 9/15/2023	78,081
104,000	4.200%, 9/15/2028	112,814
	Siemens Financieringsmaatschappij NV
350,000	4.200%, 3/16/2047[g]	387,629
	Textron, Inc.
275,000	3.375%, 3/1/2028	276,466

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Capital Goods (0.7%) - continued
	United Rentals North America, Inc.
$260,000	5.500%, 7/15/2025	$270,400
	United Technologies Corporation
350,000	4.450%, 11/16/2038	401,368
175,000	3.750%, 11/1/2046	181,949
220,000	4.050%, 5/4/2047	238,961

	Total	6,864,660

Collateralized Mortgage Obligations (1.3%)
	Ajax Mortgage Loan Trust
553,305	4.360%, 9/25/2065, Ser. 2018-C, Class Ab,g	561,808
	Alternative Loan Trust
189,927	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	159,856
	Angel Oak Mortgage Trust I, LLC
53,921	3.500%, 7/25/2046, Ser. 2016-1, Class A1[g]	54,308
980,028	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,g]	990,105
	Bellemeade Re, Ltd.
500,000	3.490%, (LIBOR 1M + 1.100%), 7/25/2029, Ser. 2019-3A, Class M1Ab,g	500,081
	BRAVO Residential Funding Trust
374,741	3.500%, 3/25/2058, Ser. 2019-1, Class A1Cg	379,132
	CHL Mortgage Pass-Through Trust
1,280,672	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,091,209
	CIM Trust
917,128	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	955,439
	Citigroup Mortgage Loan Trust, Inc.
122,671	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	124,890
	COLT Funding, LLC
184,316	3.470%, 7/27/2048, Ser. 2018-2, Class A1[b,g]	184,614
	Countrywide Alternative Loan Trust
231,427	3.677%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	201,586
169,991	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	103,937
76,225	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	75,868
504,822	7.000%, 10/25/2037, Ser. 2007-24, Class A10	291,492
	Countrywide Home Loans, Inc.
134,060	5.750%, 4/25/2037, Ser. 2007-3, Class A27	110,009
	Credit Suisse Mortgage Trust
661,152	3.850%, 9/25/2057, Ser. 2018-RPL9, Class A1[b,g]	682,561
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
91,817	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	83,337
	Ellington Financial Mortgage Trust
402,523	4.140%, 10/25/2058, Ser. 2018-1, Class A1FXb,g	407,935
	Federal Home Loan Mortgage Corporation
642,608	3.000%, 4/15/2028, Ser. 4193, Class AIh	50,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
$594,868	3.000%, 2/15/2033, Ser. 4170, Class IGh	$62,651
	Federal National Mortgage Association
1,172,240	3.500%, 1/25/2033, Ser. 2012-150, Class YIh	133,979
	Galton Funding Mortgage Trust 2017-1
540,441	4.500%, 10/25/2058, Ser. 2018-2, Class A41[b,g]	552,061
	GCAT Trust
292,607	2.985%, 2/25/2059, Ser. 2019-NQM1, Class A1[g,i]	293,322
	Greenpoint Mortgage Funding Trust
538,878	2.466%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	484,376
	GS Mortgage-Backed Securities Trust
421,108	3.750%, 10/25/2057, Ser. 2018-RPL1, Class A1Ag	433,384
	MASTR Alternative Loans Trust
304,276	2.716%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	108,477
	Merrill Lynch Alternative Note Asset Trust
104,437	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	78,024
	Preston Ridge Partners Mortgage, LLC
454,506	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,i]	458,755
	Pretium Mortgage Credit Partners, LLC
263,958	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,i]	265,664
	RCO 2017-INV1 Trust
362,456	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	359,822
	RCO Mortgage, LLC
459,028	4.270%, 12/26/2053, Ser. 2018-VFS1, Class A1[b,g]	466,316
	Residential Accredit Loans, Inc. Trust
78,513	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	77,773
	Sequoia Mortgage Trust
519,183	3.829%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	422,796
	Verus Securitization Trust
157,373	2.853%, 1/25/2047, Ser. 2017-1A, Class A1[b,g]	157,432
232,607	2.485%, 7/25/2047, Ser. 2017-2A, Class A1[b,g]	231,501
132,715	3.836%, 2/25/2059, Ser. 2019-1, Class A1[b,g]	134,250
95,354	3.211%, 4/25/2059, Ser. 2019-2, Class A1[b,g]	96,060
600,000	2.913%, 7/25/2059, Ser. 2019-INV2, Class A1[b,g]	599,413
	Verus Securitization Trust 2019-2
190,708	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	192,118

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	WaMu Mortgage Pass Through Certificates
$81,714	3.847%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	$78,464
80,242	3.915%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	78,434

	Total	12,773,997

Commercial Mortgage-Backed Securities (2.0%)
	CSAIL Commercial Mortgage Trust
750,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	786,828
	Federal Home Loan Mortgage Corporation - REMIC
2,200,000	3.859%, 11/25/2051, Ser. K086, Class A2[b,j]	2,443,643
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
700,000	3.422%, 2/25/2052, Ser. K090, Class A2[j]	755,064
1,050,000	3.900%, 8/25/2028, Ser. K081, Class A2[b,j]	1,168,564
1,675,000	3.780%, 10/25/2028, Ser. K084, Class A2[b,j]	1,848,415
1,600,000	3.505%, 3/25/2029, Ser. K091, Class A2[j]	1,737,312
439,939	3.000%, 3/15/2045, Ser. 4741, Class GA	448,356
	Federal National Mortgage Association
1,425,000	3.410%, 5/1/2028	1,510,715
699,000	3.640%, 6/1/2028	752,560
300,000	3.710%, 7/1/2028	321,910
	Federal National Mortgage Association -ACES
475,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2[b]	478,455
900,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	930,183
1,200,000	3.639%, 8/25/2030, Ser. 2018-M12, Class A2[b]	1,312,536
	Federal National Mortgage Association Grantor Trust
923,636	2.898%, 6/25/2027, Ser. 2017-T1, Class Aj	947,255
	GS Mortgage Securities Trust
456,429	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	480,078
800,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	844,890
800,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	832,635
	UBS Commercial Mortgage Trust
725,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	808,962
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	530,409

	Total	18,938,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Communications Services (1.4%)
	AMC Networks, Inc.
$265,000	5.000%, 4/1/2024	$271,877
	American Tower Corporation
230,000	3.300%, 2/15/2021	232,897
	AT&T, Inc.
275,000	4.350%, 3/1/2029	297,074
163,000	4.300%, 2/15/2030	175,225
175,000	5.250%, 3/1/2037	198,505
200,000	4.900%, 8/15/2037	218,199
120,000	6.350%, 3/15/2040	151,035
160,000	5.550%, 8/15/2041	184,933
160,000	4.750%, 5/15/2046	168,733
270,000	5.450%, 3/1/2047	311,947
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[g]	143,448
	British Telecommunications plc
250,000	4.500%, 12/4/2023	267,036
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[g]	415,500
125,000	5.500%, 5/1/2026[g]	130,469
120,000	5.125%, 5/1/2027[g]	123,750
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	93,587
150,000	4.500%, 2/1/2024	159,244
225,000	4.200%, 3/15/2028	232,999
330,000	6.484%, 10/23/2045	388,092
	Comcast Corporation
225,000	4.950%, 10/15/2058	272,488
185,000	4.049%, 11/1/2052	195,255
150,000	2.750%, 3/1/2023	152,320
140,000	3.950%, 10/15/2025	150,606
225,000	4.250%, 10/15/2030	251,984
145,000	4.400%, 8/15/2035	164,049
212,000	4.750%, 3/1/2044	246,840
125,000	4.600%, 8/15/2045	142,729
	Cox Communications, Inc.
225,000	3.350%, 9/15/2026[g]	228,306
80,000	4.600%, 8/15/2047[g]	83,564
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	177,075
138,000	5.250%, 1/15/2023	149,626
160,000	3.200%, 9/1/2024	163,225
	Discovery Communications, LLC
220,000	4.900%, 3/11/2026	240,778
	Embarq Corporation
120,000	7.995%, 6/1/2036	116,700
	Gray Television, Inc.
270,000	5.875%, 7/15/2026[g]	280,125
	Level 3 Communications, Inc.
380,000	5.375%, 1/15/2024	385,176
	Level 3 Financing, Inc.
35,000	5.375%, 5/1/2025	36,050
	Moody’s Corporation
110,000	2.750%, 12/15/2021	110,697
	Neptune Finco Corporation
281,000	10.875%, 10/15/2025[g]	320,079
	Netflix, Inc.
320,000	4.875%, 4/15/2028	330,600
	Nexstar Escrow Corporation
214,000	5.625%, 8/1/2024[g]	222,292
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	98,166

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Communications Services (1.4%) - continued
	Sirius XM Radio, Inc.
$240,000	5.000%, 8/1/2027[g]	$247,500
	Sprint Communications, Inc.
235,000	6.000%, 11/15/2022	249,687
	Sprint Corporation
205,000	7.625%, 2/15/2025	227,044
	Telefonica Emisiones SAU
150,000	4.570%, 4/27/2023	161,431
250,000	4.665%, 3/6/2038	265,871
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	318,410
	T-Mobile USA, Inc.
370,000	4.500%, 2/1/2026	376,937
	Verizon Communications, Inc.
193,000	5.150%, 9/15/2023	214,268
216,000	3.376%, 2/15/2025	225,404
100,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	101,691
180,000	4.272%, 1/15/2036	195,871
320,000	4.862%, 8/21/2046	372,751
	Viacom, Inc.
90,000	4.250%, 9/1/2023	94,834
180,000	6.875%, 4/30/2036	228,671
120,000	5.850%, 9/1/2043	142,849
	Virgin Media Secured Finance plc
265,000	5.250%, 1/15/2026[g]	270,631
	Vodafone Group plc
200,000	4.875%, 6/19/2049	214,536
	Walt Disney Company
390,000	6.400%, 12/15/2035[g]	542,611

	Total	13,134,277

Consumer Cyclical (1.0%)
	Allison Transmission, Inc.
270,000	5.000%, 10/1/2024[g]	274,306
	Amazon.com, Inc.
200,000	3.875%, 8/22/2037	221,372
120,000	4.050%, 8/22/2047	136,363
	Brookfield Property REIT, Inc.
120,000	5.750%, 5/15/2026[g]	123,900
	Cinemark USA, Inc.
255,000	4.875%, 6/1/2023	258,218
	D.R. Horton, Inc.
200,000	2.550%, 12/1/2020	199,885
	Ford Motor Credit Company, LLC
60,000	3.200%, 1/15/2021	60,221
300,000	5.596%, 1/7/2022	316,563
125,000	3.600%, (LIBOR 3M + 1.270%), 3/28/2022[b]	123,495
250,000	2.979%, 8/3/2022	247,307
	General Motors Company
275,000	3.353%, (LIBOR 3M + 0.900%), 9/10/2021[b]	275,052
275,000	5.000%, 10/1/2028	289,560
	General Motors Financial Company, Inc.
92,000	4.200%, 3/1/2021	93,971
210,000	3.150%, 6/30/2022	211,385
80,000	3.950%, 4/13/2024	81,985
120,000	4.300%, 7/13/2025	123,666
	Hanesbrands, Inc.
180,000	4.875%, 5/15/2026[g]	188,100
	Home Depot, Inc.
205,000	5.400%, 9/15/2040	262,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Consumer Cyclical (1.0%) - continued
$120,000	4.250%, 4/1/2046	$135,745
220,000	3.900%, 6/15/2047	239,066
	Hyundai Capital America
250,000	3.000%, 6/20/2022[g]	250,126
	L Brands, Inc.
125,000	5.625%, 2/15/2022	131,312
120,000	6.694%, 1/15/2027	119,100
	Landry’s, Inc.
260,000	6.750%, 10/15/2024[g]	267,639
	Lear Corporation
152,000	5.250%, 1/15/2025	157,572
	Lennar Corporation
170,000	4.125%, 1/15/2022	173,612
365,000	4.875%, 12/15/2023	384,162
	Live Nation Entertainment, Inc.
215,000	4.875%, 11/1/2024[g]	221,719
	Macy’s Retail Holdings, Inc.
312,000	2.875%, 2/15/2023	307,367
	Mastercard, Inc.
140,000	3.950%, 2/26/2048	156,624
	Mattamy Group Corporation
200,000	6.500%, 10/1/2025[g]	209,500
	McDonald’s Corporation
65,000	2.750%, 12/9/2020	65,389
250,000	4.450%, 3/1/2047	275,126
	MGM Resorts International
230,000	6.000%, 3/15/2023	249,550
	Navistar International Corporation
300,000	6.625%, 11/1/2025[g]	309,000
	New Red Finance, Inc.
275,000	4.250%, 5/15/2024[g]	281,056
	Prime Security Services Borrower, LLC
104,000	9.250%, 5/15/2023[g]	109,265
110,000	5.750%, 4/15/2026[g]	114,818
	Scientific Games International, Inc.
120,000	5.000%, 10/15/2025[g]	122,700
	ServiceMaster Company, LLC
230,000	5.125%, 11/15/2024[g]	237,983
	Six Flags Entertainment Corporation
270,000	4.875%, 7/31/2024[g]	276,075
	Viking Cruises, Ltd.
170,000	5.875%, 9/15/2027[g]	175,950
	Volkswagen Group of America Finance, LLC
275,000	4.250%, 11/13/2023[g]	292,196
	Walmart, Inc.
175,000	3.250%, 7/8/2029	186,117
	Yum! Brands, Inc.
270,000	5.000%, 6/1/2024[g]	278,775

	Total	9,215,636

Consumer Non-Cyclical (1.9%)
	Abbott Laboratories
70,000	3.400%, 11/30/2023	72,836
37,000	3.750%, 11/30/2026	39,854
340,000	4.750%, 11/30/2036	405,885
	AbbVie, Inc.
230,000	3.600%, 5/14/2025	236,977
94,000	4.700%, 5/14/2045	95,712
	Albertson’s Companies, LLC
200,000	7.500%, 3/15/2026[g]	220,375
	Allergan, Inc.
200,000	2.800%, 3/15/2023	200,155

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Altria Group, Inc.
$80,000	2.850%, 8/9/2022	$80,647
125,000	4.400%, 2/14/2026	133,403
100,000	2.625%, 9/16/2026	96,973
300,000	5.800%, 2/14/2039	343,890
	Amgen, Inc.
75,000	3.125%, 5/1/2025	76,658
	Anheuser-Busch Companies, LLC
462,000	3.650%, 2/1/2026	487,373
320,000	4.700%, 2/1/2036	358,000
	Anheuser-Busch InBev Worldwide, Inc.
500,000	4.750%, 4/15/2058	553,129
250,000	4.375%, 4/15/2038	270,754
	Anthem, Inc.
220,000	4.625%, 5/15/2042	237,260
	BAT Capital Corporation
12,000	2.297%, 8/14/2020	11,976
120,000	3.222%, 8/15/2024	120,987
160,000	4.540%, 8/15/2047	151,397
	Baxalta, Inc.
105,000	4.000%, 6/23/2025	111,358
	Bayer U.S. Finance II, LLC
270,000	4.250%, 12/15/2025[g]	283,635
150,000	4.875%, 6/25/2048[g]	154,485
	Becton, Dickinson and Company
187,000	3.734%, 12/15/2024	195,894
325,000	3.700%, 6/6/2027	340,391
132,000	4.669%, 6/6/2047	148,430
	Boston Scientific Corporation
125,000	4.000%, 3/1/2028	135,185
120,000	7.375%, 1/15/2040	176,348
	Bunge, Ltd. Finance Corporation
36,000	3.500%, 11/24/2020	36,405
	Cargill, Inc.
200,000	3.250%, 5/23/2029[g]	208,153
	Celgene Corporation
350,000	2.875%, 8/15/2020	351,401
	Centene Corporation
275,000	4.750%, 1/15/2025	280,505
	Cigna Corporation
50,000	3.193%, (LIBOR 3M + 0.890%), 7/15/2023[b,g]	50,108
240,000	4.125%, 11/15/2025[g]	254,901
150,000	3.050%, 10/15/2027	149,317
295,000	4.800%, 8/15/2038[g]	321,948
	Clorox Company
270,000	3.100%, 10/1/2027	279,390
	Conagra Brands, Inc.
125,000	3.800%, 10/22/2021	128,435
175,000	4.300%, 5/1/2024	186,232
	Constellation Brands, Inc.
190,000	3.600%, 2/15/2028	198,214
	CVS Health Corporation
94,000	3.700%, 3/9/2023	97,074
50,000	4.000%, 12/5/2023	52,346
245,000	4.100%, 3/25/2025	257,886
270,000	4.875%, 7/20/2035	293,889
315,000	4.780%, 3/25/2038	333,644
45,000	5.050%, 3/25/2048	48,909
	EMD Finance, LLC
232,000	2.950%, 3/19/2022[g]	233,743
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[g]	173,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Express Scripts Holding Company
$355,000	4.800%, 7/15/2046	$381,397
	HCA, Inc.
350,000	5.375%, 2/1/2025	378,511
	Imperial Brands Finance plc
200,000	3.875%, 7/26/2029[g]	198,458
	JBS USA Lux SA
260,000	5.500%, 1/15/2030[d,g]	259,675
	JBS USA, LLC
130,000	5.750%, 6/15/2025[g]	134,225
	Kellogg Company
275,000	3.250%, 5/14/2021	279,197
	Keurig Dr Pepper, Inc.
215,000	3.551%, 5/25/2021	219,018
	Kimberly-Clark Corporation
220,000	3.900%, 5/4/2047	238,149
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	189,589
	Kraft Heinz Foods Company
325,000	3.375%, 6/15/2021	329,198
	Kroger Company
105,000	2.800%, 8/1/2022	105,868
	Medtronic, Inc.
322,000	4.375%, 3/15/2035	375,883
13,000	4.625%, 3/15/2045	16,159
	Merck & Company, Inc.
50,000	3.700%, 2/10/2045	53,163
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[g]	178,201
	Mylan, Inc.
55,000	3.125%, 1/15/2023[g]	55,220
	Nestle Holdings, Inc.
200,000	3.900%, 9/24/2038[g]	221,589
	Par Pharmaceutical, Inc.
120,000	7.500%, 4/1/2027[g]	108,900
	Perrigo Finance Unlimited Company
280,000	4.900%, 12/15/2044	246,620
	Post Holdings, Inc.
230,000	5.500%, 3/1/2025[g]	239,200
	Reynolds American, Inc.
299,000	5.700%, 8/15/2035	335,573
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[g]	153,194
	Shire Acquisitions Investments Ireland Designated Activity Company
252,000	2.400%, 9/23/2021	251,500
	Simmons Foods, Inc.
295,000	5.750%, 11/1/2024[g]	269,925
	Smithfield Foods, Inc.
200,000	2.700%, 1/31/2020[g]	199,550
145,000	2.650%, 10/3/2021[g]	143,398
	Spectrum Brands, Inc.
210,000	5.750%, 7/15/2025	217,550
	Tenet Healthcare Corporation
240,000	4.625%, 7/15/2024	244,500
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	210,788
	Tyson Foods, Inc.
88,000	3.550%, 6/2/2027	91,492
	UnitedHealth Group, Inc.
225,000	2.950%, 10/15/2027	229,151
405,000	4.625%, 7/15/2035	474,571

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Consumer Non-Cyclical (1.9%) - continued
	VRX Escrow Corporation
$475,000	6.125%, 4/15/2025[g]	$486,139
	Zimmer Biomet Holdings, Inc.
200,000	3.550%, 4/1/2025	206,679
	Zoetis, Inc.
275,000	4.700%, 2/1/2043	308,945

	Total	17,707,260

Energy (1.5%)
	Alliance Resource Operating Partners, LP
265,000	7.500%, 5/1/2025[g]	272,287
	Anadarko Petroleum Corporation
211,000	4.850%, 3/15/2021	217,630
	Antero Resources Corporation
255,000	5.125%, 12/1/2022	243,525
	BP Capital Markets America, Inc.
50,000	3.119%, 5/4/2026	51,425
	BP Capital Markets plc
135,000	3.535%, 11/4/2024	141,739
312,000	3.279%, 9/19/2027	323,631
	Canadian Oil Sands, Ltd.
115,000	9.400%, 9/1/2021[g]	129,785
	Cenovus Energy, Inc.
250,000	5.400%, 6/15/2047	270,543
	Cheniere Corpus Christi Holdings, LLC
165,000	7.000%, 6/30/2024	187,691
	Cheniere Energy Partners, LP
270,000	5.625%, 10/1/2026	285,525
	Chesapeake Energy Corporation
245,000	7.000%, 10/1/2024	199,062
	ConocoPhillips
220,000	6.500%, 2/1/2039	308,952
	Continental Resources, Inc.
176,000	5.000%, 9/15/2022	177,807
275,000	4.375%, 1/15/2028	284,388
	Diamondback Energy, Inc.
170,000	4.750%, 11/1/2024	174,624
110,000	5.375%, 5/31/2025	115,500
	El Paso Pipeline Partners Operating Company, LLC
130,000	4.300%, 5/1/2024	138,107
	Enbridge Energy Partners, LP
220,000	5.875%, 10/15/2025	254,758
	Enbridge, Inc.
165,000	2.900%, 7/15/2022	167,003
	Energy Transfer Operating, LP
85,000	4.200%, 9/15/2023	89,144
275,000	6.000%, 6/15/2048	316,062
	Energy Transfer Partners, LP
155,000	4.900%, 3/15/2035	156,324
50,000	5.150%, 2/1/2043	50,895
	Eni SPA
275,000	4.000%, 9/12/2023[g]	287,174
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	44,325
330,000	4.850%, 7/15/2026	334,950
	EQM Midstream Partners LP
275,000	4.750%, 7/15/2023	281,047
	EQT Corporation
200,000	3.000%, 10/1/2022	194,625
	Hess Corporation
390,000	3.500%, 7/15/2024	392,940
135,000	6.000%, 1/15/2040	146,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Energy (1.5%) - continued
	Kinder Morgan Energy Partners, LP
$135,000	3.500%, 3/1/2021	$136,905
215,000	6.500%, 9/1/2039	266,130
	Kinder Morgan, Inc.
225,000	6.500%, 9/15/2020	234,532
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	144,595
	Marathon Oil Corporation
120,000	2.700%, 6/1/2020	120,093
300,000	6.600%, 10/1/2037	363,896
	Marathon Petroleum Corporation
264,000	4.750%, 12/15/2023	286,085
35,000	6.500%, 3/1/2041	43,820
	MPLX, LP
250,000	4.875%, 12/1/2024	272,306
264,000	4.875%, 6/1/2025	287,193
	Nabors Industries, Inc.
250,000	5.750%, 2/1/2025	216,875
	Newfield Exploration Company
225,000	5.625%, 7/1/2024	248,212
	Noble Energy, Inc.
300,000	5.050%, 11/15/2044	318,156
	Parsley Energy, LLC
185,000	5.625%, 10/15/2027[g]	191,013
	Petrobras Global Finance BV
200,000	7.375%, 1/17/2027	236,732
	Petroleos Mexicanos
150,000	4.875%, 1/24/2022	151,500
	Phillips 66
185,000	3.900%, 3/15/2028	196,223
	Pioneer Natural Resources Company
90,000	4.450%, 1/15/2026	97,569
	Plains All American Pipeline, LP
205,000	5.000%, 2/1/2021	210,880
	Precision Drilling Corporation
110,000	7.125%, 1/15/2026[g]	104,500
	Regency Energy Partners, LP
160,000	5.875%, 3/1/2022	171,174
	Sabine Pass Liquefaction, LLC
125,000	6.250%, 3/15/2022	135,045
150,000	5.625%, 4/15/2023	163,032
175,000	5.750%, 5/15/2024	194,237
	Schlumberger Holdings Corporation
270,000	4.000%, 12/21/2025[g]	286,879
	Southwestern Energy Company
195,000	7.500%, 4/1/2026	170,625
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	161,626
	Sunoco, LP
105,000	5.500%, 2/15/2026	108,675
160,000	5.875%, 3/15/2028	165,600
	Tallgrass Energy Partners, LP
345,000	5.500%, 1/15/2028[g]	342,309
	Transocean, Inc.
215,000	7.250%, 11/1/2025[g]	202,100
	W&T Offshore, Inc.
145,000	9.750%, 11/1/2023[g]	138,838
	Western Gas Partners, LP
176,000	4.000%, 7/1/2022	179,200
	Williams Companies, Inc.
225,000	7.500%, 1/15/2031	291,907
	Williams Partners, LP
100,000	4.000%, 11/15/2021	102,911
70,000	3.600%, 3/15/2022	71,730
100,000	4.500%, 11/15/2023	106,667

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Energy (1.5%) - continued
$20,000	6.300%, 4/15/2040	$24,435
	Woodside Finance, Ltd.
225,000	3.650%, 3/5/2025[g]	230,734
90,000	3.700%, 3/15/2028[g]	91,265
	WPX Energy, Inc.
210,000	5.750%, 6/1/2026	215,775

	Total	13,920,093

Financials (3.5%)
	ACE INA Holdings, Inc.
138,000	4.350%, 11/3/2045	163,116
	AerCap Ireland Capital, Ltd.
40,000	4.625%, 10/30/2020	40,956
215,000	5.000%, 10/1/2021	225,007
14,000	4.625%, 7/1/2022	14,691
160,000	3.500%, 1/15/2025	162,028
	Aircastle, Ltd.
325,000	5.000%, 4/1/2023	343,192
	Ally Financial, Inc.
270,000	5.750%, 11/20/2025	301,388
	American International Group, Inc.
255,000	3.750%, 7/10/2025	268,584
250,000	3.900%, 4/1/2026	264,016
	AvalonBay Communities, Inc.
125,000	3.500%, 11/15/2025	131,606
	Aviation Capital Group, LLC
255,000	2.875%, 1/20/2022[g]	256,685
	Avolon Holdings Funding, Ltd.
112,000	5.250%, 5/15/2024[g]	120,223
	Banco Santander SA
400,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	401,880
	Bank of America Corporation
225,000	3.499%, 5/17/2022[b]	228,947
205,000	3.300%, 1/11/2023	210,477
175,000	2.881%, 4/24/2023[b]	176,523
184,000	4.000%, 4/1/2024	195,708
200,000	4.200%, 8/26/2024	212,427
300,000	4.000%, 1/22/2025	315,085
225,000	3.458%, 3/15/2025[b]	232,799
225,000	3.093%, 10/1/2025[b]	229,404
240,000	4.183%, 11/25/2027	255,012
180,000	3.824%, 1/20/2028[b]	190,781
125,000	3.194%, 7/23/2030[b]	126,023
	Bank of Nova Scotia
185,000	2.700%, 3/7/2022	187,055
	Barclays Bank plc
46,000	10.179%, 6/12/2021[g]	51,819
	Barclays plc
310,000	3.250%, 1/12/2021	311,828
225,000	4.610%, 2/15/2023[b]	231,604
236,000	3.650%, 3/16/2025	236,330
	Boston Properties, LP
150,000	4.500%, 12/1/2028	168,212
	BPCE SA
315,000	3.500%, 10/23/2027[g]	321,111
	Camden Property Trust
250,000	3.150%, 7/1/2029	255,736
	Capital One Financial Corporation
450,000	3.450%, 4/30/2021	456,700
160,000	3.050%, 3/9/2022	162,028
200,000	4.200%, 10/29/2025	210,334
	CIT Group, Inc.
325,000	5.000%, 8/15/2022	343,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Financials (3.5%) - continued
	Citigroup, Inc.
$139,000	4.050%, 7/30/2022	$144,593
140,000	3.142%, 1/24/2023[b]	141,888
370,000	4.400%, 6/10/2025	394,209
160,000	3.200%, 10/21/2026	163,423
240,000	3.668%, 7/24/2028[b]	251,164
120,000	4.125%, 7/25/2028	126,928
225,000	3.520%, 10/27/2028[b]	232,201
300,000	3.878%, 1/24/2039[b]	317,850
162,000	4.650%, 7/23/2048	190,723
	CNA Financial Corporation
100,000	3.900%, 5/1/2029	104,938
	Comerica, Inc.
75,000	3.700%, 7/31/2023	78,199
	Commerzbank AG
200,000	8.125%, 9/19/2023[g]	231,419
	Commonwealth Bank of Australia
120,000	2.250%, 3/10/2020[g]	119,896
	Compass Bank
150,000	2.750%, 9/29/2019	150,002
250,000	3.500%, 6/11/2021	253,954
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
258,000	3.950%, 11/9/2022	267,616
278,000	4.625%, 12/1/2023	297,655
	Credit Suisse Group AG
200,000	7.250%, 9/12/2025[b,g,k]	214,000
250,000	3.869%, 1/12/2029[b,g]	258,902
	Credit Suisse Group Funding (Guernsey), Ltd.
100,000	3.125%, 12/10/2020	100,725
	Credit Suisse Group Funding, Ltd.
184,000	3.750%, 3/26/2025	191,542
	Deutsche Bank AG
156,000	2.700%, 7/13/2020	155,256
275,000	3.375%, 5/12/2021	273,794
100,000	4.250%, 10/14/2021	101,093
	Discover Bank
135,000	8.700%, 11/18/2019	137,326
260,000	4.682%, 8/9/2028[b]	269,729
	Duke Realty, LP
50,000	3.875%, 2/15/2021	51,003
96,000	4.375%, 6/15/2022	100,654
	ERP Operating, LP
54,000	3.375%, 6/1/2025	56,403
	Fidelity National Financial, Inc.
250,000	5.500%, 9/1/2022	270,105
	Fifth Third Bancorp
135,000	2.600%, 6/15/2022	135,891
	Five Corners Funding Trust
445,000	4.419%, 11/15/2023[g]	475,113
	GE Capital International Funding Company
735,000	4.418%, 11/15/2035	741,923
	Goldman Sachs Group, Inc.
300,000	5.375%, 5/10/2020[b,k]	302,790
524,000	5.250%, 7/27/2021	551,684
285,000	2.876%, 10/31/2022[b]	286,865
176,000	2.908%, 6/5/2023[b]	177,425
200,000	3.625%, 2/20/2024	207,727
300,000	3.691%, 6/5/2028[b]	311,777
210,000	4.750%, 10/21/2045	245,999
	Hartford Financial Services Group, Inc.
184,000	5.125%, 4/15/2022	196,887

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Financials (3.5%) - continued
	HCP, Inc.
$77,000	4.000%, 12/1/2022	$80,389
100,000	3.400%, 2/1/2025	102,861
	Hilton Worldwide Finance, LLC
240,000	4.625%, 4/1/2025	246,000
	HSBC Holdings plc
315,000	3.400%, 3/8/2021	319,208
200,000	6.875%, 6/1/2021[b,k]	208,600
125,000	2.650%, 1/5/2022	125,189
275,000	3.803%, 3/11/2025[b]	284,818
350,000	3.900%, 5/25/2026	366,976
	Icahn Enterprises, LP
150,000	6.375%, 12/15/2025	156,750
	ING Groep NV
200,000	3.150%, 3/29/2022	203,170
250,000	4.100%, 10/2/2023	264,417
	International Lease Finance Corporation
80,000	5.875%, 8/15/2022	87,147
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	127,424
150,000	4.875%, 9/15/2027[g]	148,875
	J.P. Morgan Chase & Company
90,000	2.295%, 8/15/2021	89,841
230,000	2.700%, 5/18/2023	232,205
105,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	106,735
200,000	3.625%, 5/13/2024	210,361
200,000	3.875%, 9/10/2024	209,795
145,000	3.125%, 1/23/2025	148,402
425,000	3.900%, 7/15/2025	452,488
150,000	3.300%, 4/1/2026	155,284
275,000	4.203%, 7/23/2029[b]	300,641
180,000	4.452%, 12/5/2029[b]	200,525
260,000	3.882%, 7/24/2038[b]	276,009
	Kimco Realty Corporation
320,000	3.300%, 2/1/2025	326,709
	Liberty Mutual Group, Inc.
80,000	4.950%, 5/1/2022[g]	84,471
	Lloyds Bank plc
200,000	3.055%, (LIBOR 3M + 0.490%), 5/7/2021[b]	199,957
	Lloyds Banking Group plc
225,000	2.907%, 11/7/2023[b]	223,904
	Marsh & McLennan Companies, Inc.
200,000	3.875%, 3/15/2024	211,878
	MetLife, Inc.
210,000	4.050%, 3/1/2045	227,022
	Mitsubishi UFJ Financial Group, Inc.
280,000	3.455%, 3/2/2023	288,479
200,000	3.287%, 7/25/2027	206,407
	Morgan Stanley
80,000	5.550%, 7/15/2020[b,k]	81,008
198,000	2.750%, 5/19/2022	199,486
135,000	4.875%, 11/1/2022	144,272
185,000	3.125%, 1/23/2023	188,529
275,000	4.350%, 9/8/2026	294,954
240,000	3.591%, 7/22/2028[b]	248,821
	MPT Operating Partnership LP/MPT Finance Corporation
125,000	4.625%, 8/1/2029	126,484
	MPT Operating Partnership, LP
125,000	6.375%, 3/1/2024	131,250
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	116,776

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Financials (3.5%) - continued
	Nationwide Building Society
$200,000	3.622%, 4/26/2023[b,g]	$202,740
	New York Life Global Funding
128,000	2.300%, 6/10/2022[g]	128,080
	Park Aerospace Holdings, Ltd.
112,000	4.500%, 3/15/2023[g]	116,068
	Quicken Loans, Inc.
240,000	5.750%, 5/1/2025[g]	247,829
	Realty Income Corporation
175,000	4.125%, 10/15/2026	190,509
	Regency Centers, LP
290,000	4.125%, 3/15/2028	312,720
	Reinsurance Group of America, Inc.
160,000	4.700%, 9/15/2023	172,229
150,000	3.900%, 5/15/2029	156,206
	Royal Bank of Scotland Group plc
75,000	6.125%, 12/15/2022	80,619
100,000	6.100%, 6/10/2023	107,622
200,000	3.875%, 9/12/2023	203,755
290,000	5.125%, 5/28/2024	304,099
250,000	4.269%, 3/22/2025[b]	256,158
200,000	4.445%, 5/8/2030[b]	206,203
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	160,202
	Simon Property Group, LP
225,000	2.750%, 2/1/2023	227,514
160,000	4.250%, 11/30/2046	179,595
	SITE Centers Corporation
59,000	4.625%, 7/15/2022	61,281
	Societe Generale SA
132,000	4.750%, 11/24/2025[g]	139,661
	Standard Chartered plc
168,000	2.100%, 8/19/2019[g]	167,958
	Sumitomo Mitsui Financial Group, Inc.
160,000	2.784%, 7/12/2022	161,336
135,000	3.102%, 1/17/2023	137,915
120,000	3.010%, 10/19/2026	121,713
	Synchrony Financial
70,000	4.250%, 8/15/2024	73,303
350,000	3.950%, 12/1/2027	354,955
	UBS Group Funding Jersey, Ltd.
138,000	4.125%, 9/24/2025[g]	147,216
	UBS Group Funding Switzerland AG
190,000	3.491%, 5/23/2023[g]	194,365
	Ventas Realty, LP
190,000	3.100%, 1/15/2023	193,215
235,000	4.000%, 3/1/2028	248,877
	Voya Financial, Inc.
310,000	3.125%, 7/15/2024	314,960
	Wells Fargo & Company
190,000	2.625%, 7/22/2022	191,053
185,000	3.069%, 1/24/2023	187,726
160,000	3.450%, 2/13/2023	164,478
200,000	4.125%, 8/15/2023	210,893
205,000	3.000%, 2/19/2025	208,897
175,000	3.000%, 4/22/2026	176,633
163,000	3.000%, 10/23/2026	164,778
307,000	4.900%, 11/17/2045	358,658
	Welltower, Inc.
75,000	3.950%, 9/1/2023	78,808
	ZB NA
290,000	3.500%, 8/27/2021	295,245

	Total	33,294,863

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Foreign Government (<0.1%)
	Kommunalbanken AS
$150,000	1.500%, 10/22/2019[g]	$149,736

	Total	149,736

Mortgage-Backed Securities (12.0%)
	Federal Home Loan Mortgage
	Corporation - REMIC
	3.000%, 3/15/2033, Ser.
662,273	4180, Class PIh	76,622
	Federal National Mortgage Association - REMIC
	3.000%, 12/25/2027, Ser.
1,423,152	2012-137, Class AIh	106,263
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
8,015,000	3.000%, 8/1/2034[d]	8,172,983
30,310,000	3.500%, 8/1/2034[d]	31,306,829
13,100,000	3.000%, 8/1/2049[d]	13,215,649
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
151,965	4.307%, (LIBOR 12M + 1.550%), 7/1/2043[b]	157,152
33,898,000	3.500%, 8/1/2049[d]	34,709,698
	Government National Mortgage Association Conventional 30-Yr. Pass Through
23,878,000	4.500%, 8/1/2049[d]	24,862,645

	Total	112,607,841

Technology (0.8%)
	Apple, Inc.
170,000	3.200%, 5/11/2027	177,093
100,000	3.000%, 6/20/2027	103,132
365,000	3.000%, 11/13/2027	377,592
315,000	3.750%, 9/12/2047	332,386
	Applied Materials, Inc.
88,000	3.300%, 4/1/2027	92,032
	Avnet, Inc.
120,000	3.750%, 12/1/2021	122,254
	Broadcom Corporation
164,000	3.875%, 1/15/2027	160,082
200,000	3.500%, 1/15/2028	188,246
	CommScope Technologies Finance, LLC
270,000	6.000%, 6/15/2025[g]	245,700
	Dell International, LLC/EMC Corporation
100,000	4.000%, 7/15/2024[g]	102,993
	Diamond 1 Finance Corporation
220,000	5.450%, 6/15/2023[g]	237,326
395,000	6.020%, 6/15/2026[g]	436,490
	Diamond Sports Group, LLC
240,000	6.625%, 8/15/2027[d,g]	246,000
	Equinix, Inc.
210,000	5.750%, 1/1/2025	217,094
	Harland Clarke Holdings Corporation
280,000	8.375%, 8/15/2022[g]	236,600
	Hewlett Packard Enterprise Company
260,000	3.009%, (LIBOR 3M + 0.720%), 10/5/2021[b]	260,087
115,000	4.400%, 10/15/2022	120,967
	Inception Merger Sub, Inc.
190,000	8.625%, 11/15/2024[g,l]	173,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Technology (0.8%) - continued
	Marvell Technology Group, Ltd.
$165,000	4.200%, 6/22/2023	$172,484
220,000	4.875%, 6/22/2028	238,123
	Microsoft Corporation
280,000	4.750%, 11/3/2055	357,617
280,000	4.200%, 11/3/2035	321,871
625,000	3.700%, 8/8/2046	676,914
	NXP BV/NXP Funding, LLC
225,000	4.875%, 3/1/2024[g]	241,289
	Oracle Corporation
490,000	2.950%, 5/15/2025	503,028
225,000	3.850%, 7/15/2036	240,563
	Plantronics, Inc.
220,000	5.500%, 5/31/2023[g]	223,850
	SS&C Technologies, Inc.
210,000	5.500%, 9/30/2027[g]	218,400
	Texas Instruments, Inc.
270,000	4.150%, 5/15/2048	312,666
	Tyco Electronics Group SA
40,000	3.450%, 8/1/2024	41,374
80,000	3.125%, 8/15/2027	80,312

	Total	7,458,415

Transportation (0.2%)
	Air Canada Pass Through Trust
48,065	3.875%, 3/15/2023[g]	48,560
	Air Lease Corporation
75,000	3.500%, 1/15/2022	76,812
	Boeing Company
275,000	3.600%, 5/1/2034	287,802
	Burlington Northern Santa Fe, LLC
130,000	5.750%, 5/1/2040	171,566
100,000	5.050%, 3/1/2041	121,385
130,000	4.450%, 3/15/2043	148,046
	CSX Corporation
98,000	3.700%, 11/1/2023	102,701
	Delta Air Lines, Inc.
95,000	2.875%, 3/13/2020	95,031
	Hertz Corporation
130,000	5.500%, 10/15/2024[g]	127,725
	Penske Truck Leasing Company, LP
200,000	3.375%, 2/1/2022[g]	203,624
	United Continental Holdings, Inc.
240,000	4.875%, 1/15/2025	250,800
	XPO Logistics, Inc.
225,000	6.750%, 8/15/2024[g]	239,839

	Total	1,873,891

U.S. Government & Agencies (12.2%)
	U.S. Treasury Bonds
2,160,000	2.250%, 11/15/2027	2,206,237
6,000,000	2.875%, 5/15/2028	6,428,438
2,190,000	5.250%, 11/15/2028	2,793,362
550,000	4.375%, 5/15/2040	731,887
2,000,000	3.000%, 5/15/2042	2,189,453
4,999,000	2.500%, 5/15/2046	4,968,928
2,300,000	2.875%, 5/15/2049	2,463,785
	U.S. Treasury Notes
1,650,000	1.000%, 10/15/2019	1,646,262
5,400,000	1.500%, 10/31/2019	5,390,719
4,450,000	1.750%, 11/30/2019	4,443,742
1,170,000	2.250%, 3/31/2020	1,170,914
5,500,000	1.375%, 9/30/2020	5,459,824
130,000	1.875%, 12/15/2020	129,822
2,750,000	2.500%, 2/28/2021	2,773,418

Principal Amount	Long-Term Fixed Income (41.6%)	Value
U.S. Government & Agencies (12.2%) - continued
$1,000,000	1.375%, 5/31/2021	$990,273
9,210,000	1.125%, 8/31/2021	9,067,893
4,060,000	1.875%, 7/31/2022	4,063,806
19,985,000	2.000%, 11/30/2022	20,087,267
1,700,000	2.500%, 3/31/2023	1,739,910
11,330,000	2.500%, 1/31/2024	11,653,082
1,350,000	2.125%, 7/31/2024	1,367,824
2,390,000	2.250%, 11/15/2024	2,437,987
2,190,000	2.125%, 11/30/2024	2,220,198
7,640,000	2.625%, 1/31/2026	7,974,250
10,500,000	2.500%, 2/28/2026	10,884,727

	Total	115,284,008

Utilities (1.1%)
	Ameren Illinois Company
150,000	4.500%, 3/15/2049	179,419
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	219,172
	Appalachian Power Company
85,000	3.300%, 6/1/2027	87,834
	Berkshire Hathaway Energy Company
140,000	4.500%, 2/1/2045	160,673
	Calpine Corporation
240,000	5.375%, 1/15/2023	241,800
	CenterPoint Energy, Inc.
75,000	3.850%, 2/1/2024	78,503
140,000	4.250%, 11/1/2028	152,381
	CMS Energy Corporation
120,000	2.950%, 2/15/2027	118,807
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	213,084
	Consolidated Edison Company of New York, Inc.
325,000	4.125%, 5/15/2049	356,636
	Consolidated Edison, Inc.
69,000	4.500%, 12/1/2045	78,933
	Consumers Energy Company
175,000	4.350%, 4/15/2049	205,874
	DTE Electric Company
115,000	3.700%, 3/15/2045	120,457
145,000	3.700%, 6/1/2046	150,888
	Duke Energy Carolinas, LLC
315,000	3.700%, 12/1/2047	326,592
	Duke Energy Corporation
160,000	3.750%, 9/1/2046	159,037
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	124,758
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	192,637
	Edison International
180,000	2.950%, 3/15/2023	178,097
400,000	5.750%, 6/15/2027	446,110
	Energy Transfer Operating, LP
280,000	5.200%, 2/1/2022	296,377
	Eversource Energy
200,000	2.500%, 3/15/2021	200,067
	Exelon Corporation
50,000	5.100%, 6/15/2045	59,970
138,000	4.450%, 4/15/2046	151,308
	FirstEnergy Corporation
50,000	2.850%, 7/15/2022	50,501
320,000	4.850%, 7/15/2047	367,856
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	69,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (41.6%)	Value
Utilities (1.1%) - continued
$80,000	5.300%, 7/1/2043	$96,974
	MidAmerican Energy Holdings Company
276,000	6.500%, 9/15/2037	379,876
	Mississippi Power Company
165,000	3.950%, 3/30/2028	176,009
	Monongahela Power Company
150,000	5.400%, 12/15/2043[g]	190,239
	National Rural Utilities Cooperative Finance Corporation
90,000	3.900%, 11/1/2028	98,867
200,000	3.700%, 3/15/2029	217,829
	NextEra Energy Partners, LP
295,000	4.250%, 9/15/2024[g]	297,950
	NiSource Finance Corporation
88,000	3.490%, 5/15/2027	91,260
255,000	5.650%, 2/1/2045	316,315
	Oncor Electric Delivery Company, LLC
352,000	3.750%, 4/1/2045	373,941
	Pacific Gas and Electric Company
175,000	3.300%, 12/1/2027[f,m]	168,000
175,000	3.950%, 12/1/2047[f,l,m]	158,813
	PPL Capital Funding, Inc.
225,000	5.000%, 3/15/2044	254,276
	PPL Electric Utilities Corporation
132,000	3.950%, 6/1/2047	143,693
	Public Service Electric & Gas Company
220,000	3.000%, 5/15/2027	225,351
	San Diego Gas and Electric Company
270,000	4.150%, 5/15/2048	289,039
	South Carolina Electric & Gas Company
350,000	5.100%, 6/1/2065	443,894
	Southern California Edison Company
175,000	4.000%, 4/1/2047	179,290
	Southern Company
215,000	3.250%, 7/1/2026	219,447
	Southern Company Gas Capital Corporation
220,000	4.400%, 5/30/2047	235,161
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	65,759
	TerraForm Power Operating, LLC
260,000	5.000%, 1/31/2028[g]	263,900
	Virginia Electric and Power Company
125,000	4.600%, 12/1/2048	148,405

	Total	10,021,075

	Total Long-Term Fixed Income (cost $383,545,069)	391,817,869

Shares	Registered Investment Companies (38.5%)	Value
Affiliated (37.7%)
2,733,855	Thrivent Core Emerging Markets Debt Fund	27,174,518
933,066	Thrivent Core International Equity Fund	8,696,177
1,567,306	Thrivent Core Low Volatility Equity Fund	18,525,561
52,130	Thrivent Global Stock Fund, Class S	1,357,475
4,953,956	Thrivent High Yield Fund, Class S	23,580,833
7,834,735	Thrivent Income Fund, Class S	73,489,818

Shares	Registered Investment Companies (38.5%)	Value
Affiliated (37.7%) - continued
3,844,047	Thrivent International Allocation Fund, Class S	$37,863,861
2,760,079	Thrivent Large Cap Growth Fund, Class S	35,163,411
2,960,538	Thrivent Large Cap Value Fund, Class S	66,256,834
3,173,699	Thrivent Limited Maturity Bond Fund, Class S	39,639,495
673,438	Thrivent Mid Cap Stock Fund, Class S	18,411,792
195,424	Thrivent Small Cap Stock Fund, Class S	4,772,243

	Total	354,932,018

Unaffiliated (0.8%)
37,500	Invesco Senior Loan ETF	855,750
2,032	iShares Russell 2000 Growth Index Fund	413,492
967	iShares Russell 2000 Index Fund[l]	151,394
718	iShares Russell 2000 Value Index Fund	86,849
2,127	Materials Select Sector SPDR Fund	124,089
1,928	ProShares Ultra S&P 500	249,059
13,776	SPDR S&P 500 ETF Trust	4,097,396
2,522	SPDR S&P Biotech ETF[l]	216,085
2,731	SPDR S&P Metals & Mining ETF	76,386
1,346	SPDR S&P Retail ETF	57,326
10,526	Vanguard Real Estate ETF	935,656

	Total	7,263,482

	Total Registered Investment Companies (cost $291,140,132)	362,195,500

Shares	Common Stock (13.2%)	Value
Communications Services (0.6%)
3,383	Activision Blizzard, Inc.	164,887
1,361	Alphabet, Inc., Class An	1,657,970
464	Alphabet, Inc., Class Cn	564,540
1,866	CBS Corporation	96,118
9,380	Comcast Corporation	404,935
2,050	DISH Network Corporation[n]	69,413
4,837	Facebook, Inc.[n]	939,490
400	Hemisphere Media Group, Inc.[n]	4,924
1,030	IAC/InterActiveCorp[n]	246,221
128	Liberty Latin America, Ltd.[n]	2,098
10,804	News Corporation	145,422
5,278	ORBCOMM, Inc.[n]	30,929
2,296	Take-Two Interactive Software, Inc.[n]	281,306
6,145	Tencent Holdings, Ltd. ADR	285,742
2,025	Twitter, Inc.[n]	85,678
10,233	Verizon Communications, Inc.	565,578
1,079	Walt Disney Company	154,308
1,000	Zillow Group, Inc.[n]	49,840

	Total	5,749,399

Consumer Discretionary (1.2%)
984	Alibaba Group Holding, Ltd. ADR[n]	170,340
1,089	Amazon.com, Inc.[n]	2,032,924
4,300	American Axle & Manufacturing Holdings, Inc.[n]	51,901
1,536	Aptiv plc	134,630
51	Barrett Business Services, Inc.	4,463
319	Booking Holdings, Inc.[n]	601,829
3,750	BorgWarner, Inc.	141,750
4,132	Bright Horizons Family Solutions, Inc.[n]	628,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (13.2%)	Value
Consumer Discretionary (1.2%) - continued
294	Buckle, Inc.	$5,983
1,828	Burlington Stores, Inc.[n]	330,411
3,852	Canada Goose Holdings, Inc.[n]	180,235
570	Cavco Industries, Inc.[n]	101,090
811	Century Casinos, Inc.[n]	8,005
2,602	Children’s Place, Inc.[l]	254,137
344	Chipotle Mexican Grill, Inc.[n]	273,662
4,068	Crocs, Inc.[n]	92,954
1,725	CSS Industries, Inc.	8,849
1,578	Culp, Inc.	28,357
1,956	D.R. Horton, Inc.	89,839
745	Domino’s Pizza, Inc.	182,175
3,102	Duluth Holdings, Inc.[n]	37,689
2,656	Emerald Expositions Events, Inc.	28,313
729	Ethan Allen Interiors, Inc.	15,003
1,198	Etsy, Inc.[n]	80,290
5,441	Extended Stay America, Inc.	90,974
2,402	Five Below, Inc.[n]	282,139
31	Genuine Parts Company	3,011
3,037	G-III Apparel Group, Ltd.[n]	87,040
1,683	Grand Canyon Education, Inc.[n]	183,060
3,246	Harley-Davidson, Inc.	116,142
4,176	Home Depot, Inc.	892,370
619	Hooker Furniture Corporation	12,906
2,662	International Game Technology plc	35,538
81	Johnson Outdoors, Inc.	5,507
6,397	Knoll, Inc.	155,127
3,700	Lowe’s Companies, Inc.	375,180
425	Lululemon Athletica, Inc.[n]	81,213
1,260	Marcus Corporation	44,087
1,775	Modine Manufacturing Company[n]	24,353
510	Mohawk Industries, Inc.[n]	63,592
1,065	Netflix, Inc.[n]	343,984
5,636	NIKE, Inc.	484,865
4,334	Norwegian Cruise Line Holdings, Ltd.[n]	214,273
1,713	Ollie’s Bargain Outlet Holdings, Inc.[n]	145,074
320	O’Reilly Automotive, Inc.[n]	121,843
1,759	Oxford Industries, Inc.	128,741
1,197	Park Hotels & Resorts, Inc.	31,613
4,412	Planet Fitness, Inc.[n]	347,048
13,588	Playa Hotels and Resorts NVn	99,600
659	PVH Corporation	58,598
13,635	Red Rock Resorts, Inc.	284,153
550	RHl,n	76,670
1,272	Ross Stores, Inc.	134,870
638	Standard Motor Products, Inc.	29,354
2,887	Starbucks Corporation	273,370
187	Steven Madden, Ltd.	6,453
1,360	Texas Roadhouse, Inc.	75,113
6,410	Toll Brothers, Inc.	230,568
985	Ulta Beauty, Inc.[n]	344,011
1,068	Vail Resorts, Inc.	263,283
973	Wingstop, Inc.	93,009
2,714	Zumiez, Inc.[n]	67,226

	Total	11,789,140

Consumer Staples (0.5%)
406	Archer-Daniels-Midland Company	16,678
653	Calavo Growers, Inc.	57,751
3,180	Casey’s General Stores, Inc.	514,874
2,553	Central Garden & Pet Company[n]	77,560
354	Central Garden & Pet Company, Class An	9,753
1,117	Church & Dwight Company, Inc.	84,266
8,316	Colgate-Palmolive Company	596,590

Shares	Common Stock (13.2%)	Value
Consumer Staples (0.5%) - continued
14,452	Cott Corporation	$184,841
39	Grocery Outlet Holding Corporation[n]	1,519
12,182	Hain Celestial Group, Inc.[n]	265,202
38	Inter Parfums, Inc.	2,633
2,136	John B. Sanfilippo & Son, Inc.	185,640
880	Kimberly-Clark Corporation	119,372
5,594	Monster Beverage Corporation[n]	360,645
4,955	PepsiCo, Inc.	633,299
5,647	Philip Morris International, Inc.	472,146
442	Seneca Foods Corporation[n]	13,958
17,932	SunOpta, Inc.[n]	51,106
1,175	TreeHouse Foods, Inc.[n]	69,725
7,285	Turning Point Brands, Inc.	270,492
4,614	Wal-Mart Stores, Inc.	509,293

	Total	4,497,343

Energy (0.3%)
4,170	Abraxas Petroleum Corporation[n]	3,630
19,635	Archrock, Inc.	215,592
4,858	BP plc ADR	193,057
24,376	Callon Petroleum Company[l,n]	119,930
4,135	Chevron Corporation	509,060
966	Concho Resources, Inc.	94,359
1,431	Contura Energy, Inc.[n]	51,273
476	Diamond Offshore Drilling, Inc.[n]	4,303
1,770	Diamondback Energy, Inc.	183,071
1,430	Dril-Quip, Inc.[n]	75,247
2,950	EQT Corporation	44,574
1,420	Era Group, Inc.[n]	14,654
22,663	Euronav NV	190,822
359	Evolution Petroleum Corporation	2,190
3,547	Exterran Corporation[n]	48,416
3,765	Forum Energy Technologies, Inc.[n]	9,864
3,504	Frank’s International NVn	19,973
8,589	Gran Tierra Energy, Inc.[n]	14,000
4,150	Halliburton Company	95,450
13,031	Marathon Oil Corporation	183,346
3,320	Marathon Petroleum Corporation	187,215
88	Matrix Service Company[n]	1,617
37,555	Nabors Industries, Ltd.	111,163
8,392	Nine Energy Service, Inc.[n]	108,005
687	Oil States International, Inc.[n]	10,250
6,577	Pacific Drilling SAn	61,824
4,250	Patterson-UTI Energy, Inc.	49,427
1,772	Pioneer Natural Resources Company	244,607
78	REX American Resources Corporation[n]	5,819
726	SEACOR Holdings, Inc.[n]	34,587
5,855	Talos Energy, Inc.[n]	120,496
4,035	TechnipFMC plc	111,124
3,920	Unit Corporation[n]	25,480
4,000	WPX Energy, Inc.[n]	41,760

	Total	3,186,185

Financials (2.1%)
71	1st Source Corporation	3,333
3,380	Aflac, Inc.	177,923
2,305	AG Mortgage Investment Trust, Inc.	37,710
339	Alleghany Corporation[n]	232,462
3,100	Ally Financial, Inc.	102,021
9,147	American Financial Group, Inc.	936,470
1,870	American International Group, Inc.	104,701
2,388	Ameriprise Financial, Inc.	347,478
1,597	Ameris Bancorp	63,513
1,600	Argo Group International Holdings, Ltd.	109,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (13.2%)	Value
Financials (2.1%) - continued
2,160	Arthur J. Gallagher & Company	$195,329
484	Artisan Partners Asset Management, Inc.	14,322
8,043	Assured Guaranty, Ltd.	351,399
30,919	Bank of America Corporation	948,595
419	Bank of Marin Bancorp	18,319
1,575	BankFinancial Corporation	21,121
712	Berkshire Hathaway, Inc.[n]	146,266
318	BlackRock, Inc.	148,722
3,470	Blackstone Group, Inc.	166,491
1,002	BOK Financial Corporation	83,847
6,606	Boston Private Financial Holdings, Inc.	76,233
28,273	BrightSphere Investment Group	302,521
1,671	Brown & Brown, Inc.	60,039
718	Byline Bancorp, Inc.[n]	13,721
2,823	Capital One Financial Corporation	260,902
1,796	Cboe Global Markets, Inc.	196,321
341	Central Pacific Financial Corporation	10,049
4,105	Charles Schwab Corporation	177,418
1,130	Chubb, Ltd.	172,709
903	Cincinnati Financial Corporation	96,919
8,860	Citigroup, Inc.	630,478
1,167	Citizens Financial Group, Inc.	43,482
2,331	Cohen & Steers, Inc.	122,074
1,702	Colony Capital, Inc.	9,616
2,813	Comerica, Inc.	205,912
3,230	Community Trust Bancorp, Inc.	136,597
7,005	Discover Financial Services	628,629
4,074	Dynex Capital, Inc.	66,406
8,961	E*TRADE Financial Corporation	437,207
1,190	East West Bancorp, Inc.	57,132
1,386	Ellington Residential Mortgage REIT	15,745
1,239	Enterprise Financial Services Corporation	51,642
1,490	Essent Group, Ltd.[n]	68,778
614	FBL Financial Group, Inc.	38,498
89	Federal Agricultural Mortgage Corporation	6,877
8,793	Fifth Third Bancorp	261,064
1,856	Financial Institutions, Inc.	57,146
2,742	First American Financial Corporation	158,542
3,829	First Busey Corporation	103,498
1,153	First Citizens BancShares, Inc.	538,474
4,199	First Defiance Financial Corporation	120,595
1,403	First Financial Corporation	60,904
9,755	First Hawaiian, Inc.	261,044
3,412	First Interstate BancSystem, Inc.	136,582
164	First Mid-Illinois Bancshares, Inc.	5,589
1,070	First Midwest Bancorp, Inc.	23,144
254	First of Long Island Corporation	5,618
1,625	First Republic Bank	161,460
340	Goldman Sachs Group, Inc.	74,844
3,246	Great Southern Bancorp, Inc.	194,630
2,959	Hamilton Lane, Inc.	173,693
1,333	Hanover Insurance Group, Inc.	172,903
8,817	Hartford Financial Services Group, Inc.	508,124
1,976	Heartland Financial USA, Inc.	95,026
13,563	Heritage Commerce Corporation	167,774
2,531	Hometrust Bancshares, Inc.	66,135
2,406	Horace Mann Educators Corporation	104,517
2,888	Horizon Bancorp, Inc.	50,309
1,279	Houlihan Lokey, Inc.	58,834
7,070	Huntington Bancshares, Inc.	100,748
2,781	IBERIABANK Corporation	218,503

Shares	Common Stock (13.2%)	Value
Financials (2.1%) - continued
2,708	Independent Bank Corporation	$58,872
2,710	Interactive Brokers Group, Inc.	138,915
6,595	Intercontinental Exchange, Inc.	579,437
92	International Bancshares Corporation	3,462
2,518	J.P. Morgan Chase & Company	292,088
1,048	Kemper Corporation	92,245
6,000	KeyCorp	110,220
324	KKR Real Estate Finance Trust, Inc.	6,490
1,403	Lakeland Bancorp, Inc.	22,981
2,572	Loews Corporation	137,705
800	M&T Bank Corporation	131,400
90	Markel Corporation[n]	100,254
125	MarketAxess Holdings, Inc.	42,130
487	Mercantile Bank Corporation	16,363
6,746	Meridian Bancorp, Inc.	123,722
2,980	MetLife, Inc.	147,272
4,453	MidWestOne Financial Group, Inc.	138,355
335	Moody’s Corporation	71,804
2,490	Morgan Stanley	110,954
818	MSCI, Inc.	185,882
37	National Western Life Group, Inc.	9,953
774	Newmark Group, Inc.	7,632
4,132	Northern Trust Corporation	404,936
1,400	Old Second Bancorp, Inc.	18,396
518	Opus Bank	11,608
781	PacWest Bancorp	30,170
7,609	PCSB Financial Corporation	147,919
181	Peapack-Gladstone Financial Corporation	5,146
390	Peoples Bancorp, Inc.	12,640
970	Primerica, Inc.	119,009
4,163	Prosight Global, Inc.[l,n]	70,979
950	Prudential Financial, Inc.	96,245
2,081	QCR Holdings, Inc.	79,619
2,900	Radian Group, Inc.	66,120
5,811	Raymond James Financial, Inc.	468,773
1,678	Reinsurance Group of America, Inc.	261,634
936	S&P Global, Inc.	229,273
3,269	Sandy Spring Bancorp, Inc.	119,122
7,507	Santander Consumer USA Holdings, Inc.	202,013
6,959	Seacoast Banking Corporation of Florida[n]	188,171
2,137	SEI Investments Company	127,344
24,011	SLM Corporation	218,740
2,265	State Auto Financial Corporation	78,324
900	State Street Corporation	52,281
943	Stifel Financial Corporation	56,401
1,306	SVB Financial Group[n]	302,953
6,037	Synovus Financial Corporation	230,432
600	Territorial Bancorp, Inc.	17,250
1,443	TriCo Bancshares	54,473
10,413	TrustCo Bank Corporation	84,345
2,900	U.S. Bancorp	165,735
3,089	United Community Banks, Inc.	88,654
212	Univest Financial Corporation	5,822
48	Virtus Investment Partners, Inc.	5,144
555	Walker & Dunlop, Inc.	32,379
986	Washington Trust Bancorp, Inc.	49,527
267	WesBanco, Inc.	9,767
437	Western Alliance Bancorp[n]	21,605
89	Westwood Holdings Group, Inc.	2,786
5,031	Wintrust Financial Corporation	359,918
2,368	WSFS Financial Corporation	100,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (13.2%)	Value
Financials (2.1%) - continued
11,927	Zions Bancorporations NA	$537,550

	Total	19,636,802

Health Care (1.8%)
3,703	Abbott Laboratories	322,531
585	ABIOMED, Inc.[n]	162,958
959	Aerie Pharmaceuticals, Inc.[n]	20,782
5,225	Agilent Technologies, Inc.	362,667
1,864	Agios Pharmaceuticals, Inc.[n]	89,677
751	Alexion Pharmaceuticals, Inc.[n]	85,081
1,831	AmerisourceBergen Corporation	159,572
3,138	Amgen, Inc.	585,488
1,103	Ardelyx, Inc.[n]	2,658
456	Arena Pharmaceuticals, Inc.[n]	28,582
40	Atrion Corporation	30,780
2,325	Bausch Health Companies, Inc.[n]	55,730
234	Biogen, Inc.[n]	55,650
1,732	BioMarin Pharmaceutical, Inc.[n]	137,382
108	Bio-Rad Laboratories, Inc.[n]	34,009
1,696	Bio-Techne Corporation	356,414
6,704	Bruker Corporation	320,786
6,201	Catalent, Inc.[n]	350,294
1,250	Charles River Laboratories International, Inc.[n]	168,175
148	Chemed Corporation	59,998
434	Cigna Holding Company	73,745
833	Concert Pharmaceuticals, Inc.[n]	8,380
715	CryoLife, Inc.[n]	20,606
4,654	CVS Health Corporation	260,019
3,701	Danaher Corporation	519,991
1,121	Dexcom, Inc.[n]	175,851
2,613	Edwards Lifesciences Corporation[n]	556,177
254	Enanta Pharmaceuticals, Inc.[n]	19,055
3,720	GenMark Diagnostics, Inc.[n]	23,287
9,856	Gilead Sciences, Inc.	645,765
9,052	Halozyme Therapeutics, Inc.[n]	153,793
149	HealthStream, Inc.[n]	4,208
1,503	Hill-Rom Holdings, Inc.	160,280
1,077	Humana, Inc.	319,600
672	Illumina, Inc.[n]	201,183
959	Immunomedics, Inc.[n]	14,145
1,107	Inogen, Inc.[n]	68,081
1,737	Inspire Medical Systems, Inc.[n]	117,473
1,328	Intersect ENT, Inc.[n]	26,255
532	Intra-Cellular Therapies, Inc.[n]	4,442
636	Intuitive Surgical, Inc.[n]	330,408
1,452	Jazz Pharmaceuticals, Inc.[n]	202,380
8,555	Johnson & Johnson	1,114,032
267	Laboratory Corporation of America Holdings[n]	44,728
2,871	LHC Group, Inc.[n]	363,411
755	Ligand Pharmaceuticals, Inc.[n]	69,090
84	Magellan Health Services, Inc.[n]	5,909
27	Masimo Corporation[n]	4,262
1,048	McKesson Corporation	145,620
8,934	Medtronic plc	910,732
6,795	Merck & Company, Inc.	563,917
1,244	Merit Medical Systems, Inc.[n]	49,088
3,050	Natera, Inc.[n]	84,119
1,251	National Healthcare Corporation	109,588
1,242	Neurocrine Biosciences, Inc.[n]	119,716
356	Nevro Corporation[n]	23,802
291	NextGen Healthcare, Inc.[n]	4,761
513	Novocure, Ltd.[n]	42,692
625	NuVasive, Inc.[n]	41,625
9,375	Optinose, Inc.[l,n]	50,344

Shares	Common Stock (13.2%)	Value
Health Care (1.8%) - continued
374	Orthifix Medical, Inc.[n]	$19,990
1,268	PerkinElmer, Inc.	109,200
6,014	Pfizer, Inc.	233,584
82	Phibro Animal Health Corporation	2,553
36	Prothena Corporation plc[n]	337
586	Repligen Corporation[n]	55,313
1,248	ResMed, Inc.	160,618
738	Sage Therapeutics, Inc.[n]	118,331
586	Sarepta Therapeutics, Inc.[n]	87,226
3,634	Syneos Health, Inc.[n]	185,661
1,755	Tactile Systems Technology, Inc.[n]	101,334
1,438	Teleflex, Inc.	488,546
2,846	Thermo Fisher Scientific, Inc.	790,277
167	U.S. Physical Therapy, Inc.	21,556
5,171	UnitedHealth Group, Inc.	1,287,631
1,104	Universal Health Services, Inc.	166,549
1,482	Varian Medical Systems, Inc.[n]	173,942
2,961	Veeva Systems, Inc.[n]	491,230
1,576	Vertex Pharmaceuticals, Inc.[n]	262,593
307	Waters Corporation[n]	64,642
739	West Pharmaceutical Services, Inc.	101,443
17,439	Wright Medical Group NVl,n	503,290
5,831	Zoetis, Inc.	669,924

	Total	17,137,544

Industrials (2.4%)
5,597	Acco Brands Corporation	54,739
380	Actuant Corporation	8,702
1,356	Aegion Corporation[n]	25,561
1,610	Aerojet Rocketdyne Holdings, Inc.[n]	68,779
3,780	AGCO Corporation	291,060
27	Alamo Group, Inc.	2,643
1,325	Altra Industrial Motion Corporation	38,067
6,918	AMETEK, Inc.	619,922
3,931	Arcosa, Inc.	147,412
3,333	ASGN, Inc.[n]	210,146
7,124	AZZ, Inc.	331,836
350	Boeing Company	119,413
825	Brink’s Company	74,382
4,961	BWX Technologies, Inc.	267,448
1,307	Carlisle Companies, Inc.	188,482
2,746	Casella Waste Systems, Inc.[n]	119,726
1,092	Caterpillar, Inc.	143,784
12,980	CBIZ, Inc.[n]	303,343
32	Chase Corporation	3,315
226	Columbus McKinnon Corporation	8,687
895	Cornerstone Building Brands, Inc.[n]	5,209
6,639	Costamare, Inc.	40,033
1,009	CRA International, Inc.	43,811
4,819	Crane Company	403,350
1,943	CSW Industrials, Inc.	137,195
2,830	CSX Corporation	199,232
692	Cummins, Inc.	113,488
5,369	Curtiss-Wright Corporation	681,380
4,070	Delta Air Lines, Inc.	248,433
2,191	Douglas Dynamics, Inc.	90,050
9,146	EMCOR Group, Inc.	771,831
4,993	Emerson Electric Company	323,946
3,367	Encore Wire Corporation	184,916
349	Ennis, Inc.	7,095
854	ESCO Technologies, Inc.	71,360
1,956	Expeditors International of Washington, Inc.	149,341
7,354	Federal Signal Corporation	229,077
2,399	Forrester Research, Inc.	113,545
800	Fortive Corporation	60,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (13.2%)	Value
Industrials (2.4%) - continued
2,811	General Dynamics Corporation	$522,677
1,276	Gorman-Rupp Company	42,389
1,711	Granite Construction, Inc.	60,740
1,906	Healthcare Services Group, Inc.	45,572
958	Heico Corporation	131,006
42	Herc Holdings, Inc.[n]	1,896
150	Hillenbrand, Inc.	5,053
306	HNI Corporation	10,477
7,329	Honeywell International, Inc.	1,263,959
453	Hub Group, Inc.[n]	20,544
2,226	Hubbell, Inc.	289,113
625	Huntington Ingalls Industries, Inc.	142,687
119	Huron Consulting Group, Inc.[n]	7,255
321	Hyster-Yale Materials Handling, Inc.	19,851
2,385	ICF International, Inc.	203,178
3,725	IDEX Corporation	626,620
2,143	Illinois Tool Works, Inc.	330,515
3,689	Ingersoll-Rand plc	456,182
12,443	Interface, Inc.	172,460
2,870	Johnson Controls International plc	121,803
1,027	Kelly Services, Inc.	28,581
2,646	Kforce, Inc.	90,202
1,597	Korn Ferry	62,730
3,559	Lincoln Electric Holdings, Inc.	300,807
1,913	Lockheed Martin Corporation	692,831
943	Manpower, Inc.	86,143
6,326	Masonite International Corporation[n]	337,176
1,198	Mercury Systems, Inc.[n]	97,661
1,054	Mobile Mini, Inc.	35,794
16,796	MRC Global, Inc.[n]	262,689
4,698	Mueller Industries, Inc.	141,833
385	Mueller Water Products, Inc.	3,915
2,002	Norfolk Southern Corporation	382,622
1,160	Old Dominion Freight Line, Inc.	193,697
2,588	Parker Hannifin Corporation	453,107
8,652	Primoris Services Corporation	181,346
2,597	Raven Industries, Inc.	94,115
6,123	Regal-Beloit Corporation	487,513
1,215	Resources Connection, Inc.	21,384
9,154	Ritchie Brothers Auctioneers, Inc.	330,368
1,391	Rockwell Automation, Inc.	223,645
894	Roper Industries, Inc.	325,103
299	Rush Enterprises, Inc.	11,260
724	SiteOne Landscape Supply, Inc.[n]	53,482
8,890	Southwest Airlines Company	458,102
2,500	SP Plus Corporation[n]	86,325
1,713	SPX Corporation[n]	59,784
4,586	SPX FLOW, Inc.[n]	186,008
4,258	Standex International Corporation	299,635
2,765	Teledyne Technologies, Inc.[n]	805,389
394	Tennant Company	29,987
337	Thermon Group Holdings, Inc.[n]	8,540
279	TransDigm Group, Inc.[n]	135,438
1,061	TransUnion	87,840
5,763	TriMas Corporation[n]	172,832
723	TrueBlue, Inc.[n]	14,294
1,088	UniFirst Corporation	214,195
1,050	United Airlines Holdings, Inc.[n]	96,506
1,396	United Rentals, Inc.[n]	176,664
6,131	United Technologies Corporation	819,102
1,710	Universal Truckload Services, Inc.	33,670
3,814	Valmont Industries, Inc.	524,806
157	Vectrus, Inc.[n]	6,349
3,798	Verisk Analytics, Inc.	576,233
938	WageWorks, Inc.[n]	47,997
7,482	Waste Connections, Inc.	678,767

Shares	Common Stock (13.2%)	Value
Industrials (2.4%) - continued
510	Watsco, Inc.	$82,936
3,229	Willdan Group, Inc.[n]	112,950
415	Woodward, Inc.	46,497
2,264	Xylem, Inc.	181,777

	Total	22,216,183

Information Technology (3.3%)
2,430	Accenture plc	467,969
383	ADTRAN, Inc.	4,255
1,642	Advanced Energy Industries, Inc.[n]	95,893
10,795	Advanced Micro Devices, Inc.[n]	328,708
4,108	Akamai Technologies, Inc.[n]	362,038
600	Alliance Data Systems Corporation	94,152
496	Alteryx, Inc.[n]	58,300
110	Altisource Portfolio Solutions SAn	2,310
602	American Software, Inc.	8,019
10,406	Amphenol Corporation	971,088
845	ANSYS, Inc.[n]	171,636
9,522	Apple, Inc.	2,028,567
1,769	Arista Networks, Inc.[n]	483,733
745	Atkore International Group, Inc.[n]	20,331
1,150	Atlassian Corporation plc[n]	161,138
3,148	Automatic Data Processing, Inc.	524,205
544	Avalara, Inc.[n]	44,325
171	Badger Meter, Inc.	9,147
5,092	Benchmark Electronics, Inc.	137,790
3,075	Blackline, Inc.[n]	137,145
4,969	Booz Allen Hamilton Holding Corporation	341,619
170	Broadridge Financial Solutions, Inc.	21,610
527	CACI International, Inc.[n]	113,384
7,128	CDK Global, Inc.	369,729
1,166	CDW Corporation	137,775
9,747	Ciena Corporation[n]	440,759
36,467	Cisco Systems, Inc.	2,020,272
14,761	Clearwater Energy, Inc.	253,446
804	Cognex Corporation	35,384
2,948	Cohu, Inc.	44,692
1,694	Computer Services, Inc.	67,811
4,301	CoreLogic, Inc.[n]	195,997
1,964	Coupa Software, Inc.[n]	266,534
422	CSG Systems International, Inc.	21,623
1,303	CTS Corporation	41,071
1,187	Descartes Systems Group, Inc.[n]	43,088
6,038	DocuSign, Inc.[n]	312,285
15,578	Dolby Laboratories, Inc.	1,060,862
774	DSP Group, Inc.[n]	12,477
1,636	Ebix, Inc.	75,305
1,384	Elastic NVn	136,781
688	EPAM Systems, Inc.[n]	133,328
770	Euronet Worldwide, Inc.[n]	120,051
1,367	ExlService Holdings, Inc.[n]	94,036
334	eXp World Holdings, Inc.[n]	3,530
694	Fair Isaac Corporation[n]	241,109
1,328	Fiserv, Inc.[n]	140,011
1,633	Five9, Inc.[n]	80,621
2,531	Global Payments, Inc.	425,006
3,773	Guidewire Software, Inc.[n]	385,148
3,157	International Business Machines Corporation	467,994
473	International Money Express, Inc.[n]	6,546
2,116	Intuit, Inc.	586,788
3,337	Keysight Technologies, Inc.[n]	298,728
972	KLA-Tencor Corporation	132,503
896	Kulicke and Soffa Industries, Inc.	20,276
1,130	Lam Research Corporation	235,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

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Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (13.2%)	Value
Information Technology (3.3%) - continued
6,613	Lattice Semiconductor Corporation[n]	$127,895
659	ManTech International Corporation	45,326
4,255	MasterCard, Inc.	1,158,509
2,158	Methode Electronics, Inc.	64,632
22,535	Microsoft Corporation	3,070,844
1,115	MicroStrategy, Inc.[n]	152,454
3,580	Monolithic Power Systems, Inc.	530,413
155	MTS Systems Corporation	8,931
4,053	National Instruments Corporation	169,253
3,010	New Relic, Inc.[n]	280,442
1,580	Nice, Ltd. ADR[n]	241,298
1,282	Nova Measuring Instruments, Ltd.[n]	37,242
599	Novanta, Inc.[n]	50,370
1,098	NVIDIA Corporation	185,255
16,486	Oracle Corporation	928,162
1,034	Palo Alto Networks, Inc.[n]	234,242
4,288	PayPal Holdings, Inc.[n]	473,395
1,202	Pegasystems, Inc.	90,871
3,303	Plexus Corporation[n]	197,222
1,478	Presidio, Inc.	20,692
1,116	Progress Software Corporation	48,312
1,417	Proofpoint, Inc.[n]	178,825
1,108	Q2 Holdings, Inc.[n]	88,496
747	QAD, Inc.	32,226
1,500	QUALCOMM, Inc.	109,740
2,234	Rogers Corporation[n]	354,446
6,839	SailPoint Technologies Holdings, Inc.[n]	144,576
2,615	Salesforce.com, Inc.[n]	404,018
1,290	ScanSource, Inc.[n]	43,796
1,690	ServiceNow, Inc.[n]	468,789
742	Silicon Laboratories, Inc.[n]	83,260
904	Splunk, Inc.[n]	122,320
1,666	Square, Inc.[n]	133,963
876	Sykes Enterprises, Inc.[n]	24,782
8,242	Synopsys, Inc.[n]	1,094,208
5,281	TE Connectivity, Ltd.	487,964
1,550	Teradata Corporation[n]	56,761
1,606	Teradyne, Inc.	89,502
6,051	Texas Instruments, Inc.	756,436
1,471	Tyler Technologies, Inc.[n]	343,258
854	VeriSign, Inc.[n]	180,271
4,950	Virtusa Corporation[n]	221,166
4,447	Visa, Inc.	791,566
1,299	WEX, Inc.[n]	283,273
605	Workday, Inc.[n]	120,988
3,505	Xilinx, Inc.	400,306

	Total	30,625,353

Materials (0.4%)
3,400	Alcoa Corporation[n]	76,466
286	Avery Dennison Corporation	32,853
828	Balchem Corporation	84,986
1,250	Ball Corporation	89,350
1,815	Boise Cascade Company	49,005
1,200	Celanese Corporation	134,604
3,490	CF Industries Holdings, Inc.	172,964
800	Continental Building Products, Inc.[n]	19,664
2,703	Eastman Chemical Company	203,671
409	Ecolab, Inc.	82,508
3,560	Ferroglobe Representation & Warranty Insurance Trust[e,n]	0
139	Innophos Holdings, Inc.	3,777
2,572	Innospec, Inc.	240,173
1,970	Kadant, Inc.	184,116
3,228	Kaiser Aluminum Corporation	310,760
512	Kraton Performance Polymers, Inc.[n]	15,703

Shares	Common Stock (13.2%)	Value
Materials (0.4%) - continued
4,929	Louisiana-Pacific Corporation	$128,844
1,170	Martin Marietta Materials, Inc.	289,868
1,499	Materion Corporation	93,133
1,271	Minerals Technologies, Inc.	67,681
3,004	Myers Industries, Inc.	48,575
690	Nucor Corporation	37,522
3,530	Nutanix, Inc.[n]	80,131
385	Olympic Steel, Inc.	4,843
3,300	Owens-Illinois, Inc.	56,001
441	PH Glatfelter Company	7,197
1,239	PPG Industries, Inc.	145,446
4,315	Reliance Steel & Aluminum Company	431,284
1,596	Ryerson Holding Corporation[n]	13,023
3,241	Schweitzer-Mauduit International, Inc.	111,588
2,065	Steel Dynamics, Inc.	65,068
1,115	United States Lime & Minerals, Inc.	90,181
266	W. R. Grace & Company	18,038

	Total	3,389,023

Real Estate (0.5%)
331	Acadia Realty Trust	9,291
2,016	Agree Realty Corporation	134,770
1,457	Alexander & Baldwin, Inc.	34,254
600	Alexandria Real Estate Equities, Inc.	87,816
61	American Assets Trust, Inc.	2,830
3,520	American Campus Communities, Inc.	164,560
1,505	American Tower Corporation	318,488
1,003	Apartment Investment & Management Company	49,689
1,041	Apple Hospitality REIT, Inc.	16,354
864	Ares Commercial Real Estate Corporation	13,107
1,168	Armada Hoffler Properties, Inc.	19,774
3,191	Ashford Hospitality Trust, Inc.	8,648
479	BBX Capital Corporation	2,064
347	Bluerock Residential Growth REIT, Inc.	4,091
824	Brandywine Realty Trust	12,154
4,629	Brixmor Property Group, Inc.	87,858
1,633	Camden Property Trust	169,358
248	CareTrust REIT, Inc.	5,761
5,337	CBL & Associates Properties, Inc.	5,604
5,604	Cedar Realty Trust, Inc.	15,579
1,310	Chatham Lodging Trust	23,397
897	City Office REIT, Inc.	11,105
123	Columbia Property Trust, Inc.	2,697
847	CoreCivic, Inc.	14,374
754	Corepoint Lodging, Inc.	8,844
1,353	CoreSite Realty Corporation	141,808
1,690	Corporate Office Properties Trust	47,185
414	CoStar Group, Inc.[n]	254,776
4,355	Cousins Properties, Inc.	153,209
378	CubeSmart	12,833
582	CyrusOne, Inc.	33,407
575	DiamondRock Hospitality Company	5,790
500	Digital Realty Trust, Inc.	57,180
1,577	Douglas Emmett, Inc.	64,373
2,200	Duke Realty Corporation	73,326
172	EastGroup Properties, Inc.	20,723
1,745	Empire State Realty Trust, Inc.	24,447
678	EPR Properties	50,464
627	Equity Commonwealth	21,055
83	Equity Lifestyle Properties, Inc.	10,313
30	Essex Property Trust, Inc.	9,067
998	Farmland Partners, Inc.	6,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (13.2%)	Value
Real Estate (0.5%) - continued
1,067	First Industrial Realty Trust, Inc.	$40,749
140	Four Corners Property Trust, Inc.	3,772
2,856	Franklin Street Properties Corporation	23,019
1,828	Gaming and Leisure Properties, Inc.	68,934
1,800	GEO Group, Inc.	32,058
507	Getty Realty Corporation	15,200
1,085	Gladstone Commercial Corporation	23,067
128	Global Net Lease, Inc.	2,499
1,194	Healthcare Realty Trust, Inc.	38,184
1,870	Healthcare Trust of America, Inc.	50,359
2,019	Highwoods Properties, Inc.	91,521
3,485	Hospitality Properties Trust	86,114
2,989	Host Hotels & Resorts, Inc.	51,979
72	Howard Hughes Corporation[n]	9,720
774	Hudson Pacific Properties, Inc.	27,322
433	Industrial Logistics Properties Trust	9,258
246	Investors Real Estate Trust	15,682
1,416	iSTAR Financial, Inc.	18,691
871	JBG SMITH Properties	34,082
682	Jones Lang LaSalle, Inc.	99,361
1,353	Kilroy Realty Corporation	107,509
914	Kite Realty Group Trust	14,542
918	Lamar Advertising Company	74,285
797	Lexington Realty Trust	7,866
789	Liberty Property Trust	41,265
254	Life Storage, Inc.	24,762
131	LTC Properties, Inc.	6,038
347	Mack-Cali Realty Corporation	8,252
2,237	Medical Properties Trust, Inc.	39,147
198	MGM Growth Properties LLC	5,912
1,344	Monmouth Real Estate Investment Corporation	18,534
201	National Health Investors, Inc.	15,955
1,003	National Storage Affiliates Trust	30,381
652	Office Properties Income Trust	18,367
1,281	Omega Healthcare Investors, Inc.	46,500
728	One Liberty Properties, Inc.	20,864
1,841	Outfront Media, Inc.	50,038
1,102	Paramount Group, Inc.	15,241
1,394	Pebblebrook Hotel Trust	39,018
2,007	Pennsylvania REIT	12,002
7,672	Physicians Realty Trust	132,035
444	Piedmont Office Realty Trust, Inc.	9,240
1,357	PotlatchDeltic Corporation	49,965
207	Preferred Apartment Communities, Inc.	2,999
86	PS Business Parks, Inc.	15,050
1,075	QTS Realty Trust, Inc.	49,751
1,159	Rayonier, Inc. REIT	33,657
549	RE/MAX Holdings, Inc.	15,965
2,856	Realogy Holdings Corporation[l]	14,880
579	Redfin Corporationn	10,445
272	Retail Opportunity Investments Corporation	4,934
3,251	Retail Properties of America, Inc.	39,532
928	RLJ Lodging Trust	16,036
129	RMR Group, Inc.	6,352
1,142	RPT Realty	13,989
484	Ryman Hospitality Properties	36,300
3,208	Sabra Health Care REIT, Inc.	66,213
204	Saul Centers, Inc.	11,177
1,650	SBA Communications Corporation[n]	404,927
4,045	Senior Housing Property Trust	33,169
460	Seritage Growth Properties	19,214
594	SITE Centers Corporation	8,465

Shares	Common Stock (13.2%)	Value
Real Estate (0.5%) - continued
1,209	Spirit Realty Capital, Inc.	$53,341
1,324	St. Joe Company[n]	25,474
427	STAG Industrial, Inc.	12,690
1,083	Store Capital Corporation	37,049
2,301	Summit Hotel Properties, Inc.	25,564
1,048	Sunstone Hotel Investors, Inc.	13,844
788	Tanger Factory Outlet Centers, Inc.	12,513
457	Taubman Centers, Inc.	18,518
2,111	Terreno Realty Corporation	103,143
810	UMH Properties, Inc.	10,652
91	Universal Health Realty Income Trust	8,387
1,751	Urban Edge Properties	29,294
769	Urstadt Biddle Properties, Inc.	16,603
2,370	VICI Properties, Inc.	50,576
3,263	Washington Prime Group, Inc.	11,845
200	Washington REIT	5,390
1,054	Weingarten Realty Investors	29,417
251	Weyerhaeuser Company	6,378
315	Xenia Hotels & Resorts, Inc.	6,750

	Total	5,018,333

Utilities (0.1%)
1,500	Alliant Energy Corporation	74,310
1,093	Artesian Resources Corporation	39,326
55	Chesapeake Utilities Corporation	5,140
1,250	CMS Energy Corporation	72,775
860	Consolidated Water Company, Ltd.	12,066
825	Entergy Corporation	87,136
4,592	Exelon Corporation	206,915
532	Middlesex Water Company	33,319
1,588	New Jersey Resources Corporation	79,194
1,127	NorthWestern Corporation	78,800
2,637	PNM Resources, Inc.	130,980
1,100	Public Service Enterprise Group, Inc.	62,865
1,060	Spire, Inc.	87,355
529	Unitil Corporation	30,984

	Total	1,001,165

	Total Common Stock (cost $97,875,366)	124,246,470

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,685,110	Thrivent Cash Management Trust	1,685,110

	Total Collateral Held for Securities Loaned (cost $1,685,110)	1,685,110

Shares or Principal Amount	Short-Term Investments (16.1%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.370%, 8/6/2019[o,p]	199,942
1,200,000	2.150%, 8/16/2019[o,p]	1,198,950
1,300,000	2.203%, 9/5/2019[o,p]	1,297,321
100,000	2.150%, 9/16/2019[o,p]	99,729
1,000,000	2.180%, 9/19/2019[o,p]	997,114
500,000	2.130%, 9/24/2019[o,p]	498,410
2,800,000	2.190%, 10/2/2019[o,p]	2,789,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (16.1%)	Value
	Thrivent Core Short-Term Reserve Fund
14,435,165	2.490%	$144,351,649

	Total Short-Term Investments (cost $151,432,323)	151,432,988

	Total Investments (cost $947,820,327) 111.9%	$1,053,136,898

	Other Assets and Liabilities, Net (11.9%)	(112,391,113)

	Total Net Assets 100.0%	$940,745,785

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $47,466,357 or 5.0% of total net assets.

h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	All or a portion of the security is on loan.
m	Defaulted security. Interest is not being accrued.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of July 31, 2019 was $652,067 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2019.

Security	Acquisition Date	Cost
Colony American Finance Trust, 6/15/2051	7/10/2019	$649,996

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$1,317,338
Long-Term Fixed Income	312,600

Total lending	$1,629,938
Gross amount payable upon return of collateral for securities loaned	$1,685,110
Net amounts due to counterparty	$55,172

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,441,386	–	1,441,386	–
Capital Goods	2,176,578	–	2,176,578	–
Communications Services	3,914,024	–	3,204,329	709,695
Consumer Cyclical	3,269,586	–	2,847,857	421,729
Consumer Non-Cyclical	5,133,680	–	5,133,680	–
Energy	1,781,448	–	1,675,543	105,905
Financials	2,797,131	–	2,562,689	234,442
Technology	413,378	–	413,378	–
Utilities	831,750	–	698,694	133,056
Long-Term Fixed Income
Asset-Backed Securities	14,202,631	–	14,202,631	–
Basic Materials	4,370,716	–	4,370,716	–
Capital Goods	6,864,660	–	6,864,660	–
Collateralized Mortgage Obligations	12,773,997	–	12,773,997	–
Commercial Mortgage-Backed Securities	18,938,770	–	18,938,770	–
Communications Services	13,134,277	–	13,134,277	–
Consumer Cyclical	9,215,636	–	9,215,636	–
Consumer Non-Cyclical	17,707,260	–	17,707,260	–
Energy	13,920,093	–	13,920,093	–
Financials	33,294,863	–	33,294,863	–
Foreign Government	149,736	–	149,736	–
Mortgage-Backed Securities	112,607,841	–	112,607,841	–
Technology	7,458,415	–	7,458,415	–
Transportation	1,873,891	–	1,873,891	–
U.S. Government & Agencies	115,284,008	–	115,284,008	–
Utilities	10,021,075	–	10,021,075	–
Registered Investment Companies
Affiliated	300,535,762	300,535,762	–	–
Unaffiliated	7,263,482	7,263,482	–	–
Common Stock
Communications Services	5,749,399	5,749,399	–	–
Consumer Discretionary	11,789,140	11,789,140	–	–
Consumer Staples	4,497,343	4,497,343	–	–
Energy	3,186,185	3,186,185	–	–
Financials	19,636,802	19,636,802	–	–
Health Care	17,137,544	17,137,544	–	–
Industrials	22,216,183	22,216,183	–	–
Information Technology	30,625,353	30,625,353	–	–
Materials^	3,389,023	3,389,023	–	0
Real Estate	5,018,333	5,018,333	–	–
Utilities	1,001,165	1,001,165	–	–
Short-Term Investments	7,081,339	–	7,081,339	–
Subtotal Investments in Securities	$852,703,883	$432,045,714	$419,053,342	$1,604,827
Other Investments *	Total
Affiliated Short-Term Investments	144,351,649
Affiliated Registered Investment Companies	54,396,256
Collateral Held for Securities Loaned	1,685,110
Subtotal Other Investments	$200,433,015

Total Investments at Value	$1,053,136,898

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,784,677	1,784,677	–	–
Total Asset Derivatives	$1,784,677	$1,784,677	$–	$–
Liability Derivatives
Futures Contracts	1,795,993	1,795,993	–	–
Total Liability Derivatives	$1,795,993	$1,795,993	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $7,081,339 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	44	September 2019	$5,475,026	$131,537
CBOT 2-Yr. U.S. Treasury Note	68	September 2019	14,541,584	38,041
CBOT 5-Yr. U.S. Treasury Note	26	September 2019	3,015,269	41,153
CBOT U.S. Long Bond	170	September 2019	25,558,993	891,944
CME E-mini S&P 500 Index	30	September 2019	4,389,365	84,085
CME Euro Foreign Exchange Currency	145	September 2019	20,670,576	(501,983)
Eurex Euro STOXX 50 Index	701	September 2019	26,303,910	421,842
ICE US mini MSCI Emerging Markets Index	562	September 2019	28,643,285	176,075
Total Futures Long Contracts			$128,598,008	$1,282,694
CME E-mini Russell 2000 Index	(324)	September 2019	($24,847,723)	($694,817)
CME E-mini S&P Mid-Cap 400 Index	(75)	September 2019	(14,308,518)	(452,232)
CME Ultra Long Term U.S. Treasury Bond	(18)	September 2019	(3,117,597)	(78,528)
ICE mini MSCI EAFE Index	(150)	September 2019	(14,071,317)	(68,433)
Total Futures Short Contracts			($56,345,155)	($1,294,010)
Total Futures Contracts			$72,252,853	($11,316)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$21,911	$2,933	$–	$27,175	2,734	2.9%
Core International Equity	8,364	270	–	8,696	933	0.9
Core Low Volatility Equity	15,880	611	–	18,526	1,567	2.0
Global Stock, Class S	1,276	111	–	1,357	52	0.2
High Yield, Class S	22,032	958	–	23,581	4,954	2.5
Income, Class S	66,349	1,878	–	73,490	7,835	7.8
International Allocation, Class S	35,803	1,981	–	37,864	3,844	4.0
Large Cap Growth, Class S	31,177	2,854	–	35,163	2,760	3.7
Large Cap Value, Class S	63,037	4,229	–	66,257	2,961	7.0
Limited Maturity Bond, Class S	38,262	780	–	39,639	3,174	4.2
Mid Cap Stock, Class S	17,017	1,629	–	18,412	673	2.0
Small Cap Stock, Class S	4,511	524	–	4,772	195	0.5
Total Affiliated Registered Investment Companies	325,619			354,932		37.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	117,632	124,055	97,335	144,352	14,435	15.4
Total Affiliated Short-Term Investments	117,632			144,352		15.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	4,038	33,730	36,083	1,685	1,685	0.2
Total Collateral Held for Securities Loaned	4,038			1,685		0.2
Total Value	$447,289			$500,969

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$2,331	$–	$833
Core International Equity	–	62	–	270
Core Low Volatility Equity Fund	–	2,034	347	264
High Yield, Class S	–	590	–	956
Income, Class S	–	5,263	–	1,878
Large Cap Growth, Class S	–	1,133	2,854	–
Global Stock, Class S	–	(29)	91	20
Large Cap Value, Class S	–	(1,009)	3,221	1,009
Limited Maturity Bond, Class S	–	597	–	780
Mid Cap Stock, Class S	–	(235)	1,556	73
International Allocation, Class S	–	80	1,151	830
Small Cap Stock, Class S	–	(263)	524	–
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	–	–	–	2,479
Total Income from Affiliated Investments				$9,392
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	11
Total Affiliated Income from Securities Loaned, Net				$11
Total	$–	$10,554	$9,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Alabama (0.3%)
	Auburn University, AL General Fee Rev. Refg.
$1,000,000	5.000%, 6/1/2032, Ser. A	$1,175,670
1,250,000	5.000%, 6/1/2033, Ser. A	1,466,237
	UAB Medicine Finance Auth. Rev.
2,000,000	5.000%, 9/1/2041, Ser. B2	2,334,180

	Total	4,976,087

Arizona (1.3%)
	Arizona Board of Regents State University System Rev.
1,000,000	5.000%, 7/1/2042, Ser. B	1,177,970
	Arizona Board of Regents State University System Rev. Refg.
750,000	5.000%, 7/1/2042, Ser. B	897,547
	Arizona State Industrial Development Auth. Education Rev. (Doral Academy of Nevada - Fire Mesa and Red Rock Campus)
800,000	5.000%, 7/15/2039, Ser. Aa	872,224
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. Ab	1,611,375
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,742,708
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,108,650
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,383,055
750,000	5.000%, 6/1/2037, Ser. A	874,905
320,000	5.000%, 6/1/2038, Ser. A	372,182
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. Ab	3,174,566
2,000,000	5.000%, 7/1/2047, Ser. A, AMT	2,328,300
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,564,304
	Student & Academic Services, LLC Northern AZ Capital Fac. Lease Rev. (BAM Insured)
750,000	5.000%, 6/1/2039[c]	845,940
	Yavapai County, AZ Industrial Development Auth. Hospital Fac. Rev. Refg. (Yavapai Regional Medical Center)
500,000	5.000%, 8/1/2036	584,205
725,000	5.000%, 8/1/2039	878,584

	Total	20,416,515

Arkansas (0.4%)
	University of Arkansas Rev. Refg.
900,000	5.000%, 11/1/2037, Ser. A	1,070,280
1,300,000	5.000%, 11/1/2046, Ser. A	1,525,095
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	758,082
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,289,905

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Arkansas (0.4%) - continued
$825,000	5.000%, 11/1/2041, Ser. A	$936,474

	Total	5,579,836

California (10.5%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,585,911
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	7,619,700
	California Department of Water Resources Rev. Refg. (Central Valley)
1,500,000	5.000%, 12/1/2031, Ser. AX	1,918,335
1,000,000	5.000%, 12/1/2032, Ser. AX	1,273,650
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	8,756,340
8,300,000	5.000%, 5/1/2045, Ser. U-6	12,108,289
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055, Ser. B	2,029,527
6,225,000	5.000%, 11/15/2056, Ser. A	7,361,623
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Ab,c	6,148,900
	California Kindergarten - University Public Education Fac. G.O.
3,335,000	1.350%, 5/1/2034, Ser. A4[d]	3,335,000
	California Municipal Finance Auth. Refg. Rev. (Biola University)
2,000,000	5.000%, 10/1/2042	2,206,020
	California Municipal Finance Auth. Refg. Rev. (California Lutheran University)
275,000	5.000%, 10/1/2025	328,867
300,000	5.000%, 10/1/2026	365,025
	California Municipal Finance Auth. Rev. (Chevron USA Recovery Zone)
700,000	1.440%, 11/1/2035, Ser. Ad	700,000
	California Municipal Finance Auth. Rev. (LINXS APM)
5,135,000	5.000%, 12/31/2043, Ser. A, AMT	6,020,531
	California Various Purpose G.O.
10,000	5.250%, 4/1/2029	10,034
7,500,000	5.000%, 4/1/2032	10,204,050
500,000	5.000%, 4/1/2049	613,860
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,018,100
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. Cb	5,409,000
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	467,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
California (10.5%) - continued
	Los Angeles, CA Department of Airports Rev. (Los Angeles International Airport)
$8,000,000	5.000%, 5/15/2040, Ser. A	$8,238,320
	Los Angeles, CA Department of Water & Power Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	8,039,640
	Los Angeles, CA Department of Water & Power Rev. Refg.
2,500,000	1.390%, 7/1/2035, Ser. Ad	2,500,000
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA/FHLMC Collateralized)
1,490,000	7.600%, 5/1/2023, Ser. Ab,c	1,677,680
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
530,000	7.500%, 5/1/2023, Ser. Ab,c	595,667
	San Diego Unified School District G.O.
10,000,000	6.000%, 7/1/2033, Ser. Ab	12,391,600
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,616,240
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,855,553
5,700,000	5.000%, 5/1/2047, Ser. B	6,759,060
	San Jose, CA Redevelopment Agency Successor Agency Tax Allocation Refg.
6,000,000	5.000%, 8/1/2035, Ser. A	7,404,780
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,571,050
	University of California Limited Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,582,320

	Total	158,712,220

Colorado (4.2%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
200,000	5.000%, 6/1/2021	211,780
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
3,000,000	5.125%, 12/1/2039	3,012,150
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. Refg. (Union Colony School)
600,000	5.000%, 4/1/2038	705,918
475,000	5.000%, 4/1/2048	549,623
	Colorado Health Fac. Auth. Hospital Rev. (Parkview Medical Center, Inc.)
4,000,000	5.000%, 9/1/2046	4,547,440
	Colorado Health Fac. Auth. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024[b]	2,324,376
500,000	5.625%, 6/1/2043[b]	578,715

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Colorado (4.2%) - continued
	Colorado High Performance Transportation Enterprise Rev.
$6,300,000	5.000%, 12/31/2047	$6,902,091
	Colorado School of Mines Institutional Enterprise Rev.
1,740,000	5.000%, 12/1/2047, Ser. A	2,062,544
	Colorado State Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
500,000	5.000%, 5/15/2030, Ser. A	597,535
385,000	5.000%, 5/15/2031, Ser. A	455,963
300,000	5.000%, 5/15/2032, Ser. A	354,174
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030[b]	5,220,950
	Denver, CO Health and Hospital Auth. Healthcare Rev. Refg.
1,500,000	5.000%, 12/1/2034, Ser. Aa	1,752,705
	Eagle County, CO Air Terminal Corporation Rev. (Airport Terminal)
1,000,000	5.000%, 5/1/2041, Ser. B, AMT	1,146,020
	Larimer Weld & Boulder County, CO G.O. (Thompson School District)
1,500,000	5.000%, 12/15/2034	1,896,285
3,000,000	5.000%, 12/15/2035	3,775,530
	Park Creek, CO Metropolitan District Rev.
3,000,000	5.000%, 12/1/2041, Ser. A	3,386,580
2,250,000	5.000%, 12/1/2046, Ser. A	2,548,508
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,354,041
1,000,000	5.000%, 12/1/2024	1,169,510
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021[a]	1,060,660
500,000	5.000%, 12/1/2022[a]	538,860
	University of Colorado University Enterprise Rev.
9,790,000	5.000%, 6/1/2033[b]	10,485,482
3,250,000	5.000%, 6/1/2033, Ser. Ab	3,834,577
3,000,000	5.000%, 6/1/2034, Ser. Ab	3,539,610

	Total	64,011,627

Connecticut (0.2%)
	Connecticut State Health & Educational Fac. Auth. Rev. Refg. (Sacred Heart University)
600,000	5.000%, 7/1/2042, Ser. I-1	703,800
	University of Connecticut Rev.
1,500,000	5.000%, 11/1/2036, Ser. A	1,824,915

	Total	2,528,715

Delaware (0.1%)
	Kent County, DE Student Housing and Dining Fac. Rev. (CHF-Dover, LLC - Delaware State University)
870,000	5.000%, 7/1/2040, Ser. A	959,706
500,000	5.000%, 7/1/2048, Ser. A	545,480

	Total	1,505,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
District of Columbia (1.5%)
	District of Columbia Water & Sewer Auth. Public Utility Rev.
$13,715,000	5.000%, 10/1/2049, Ser. A	$16,417,266
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,673,620

	Total	23,090,886

Florida (4.7%)
	Broward County, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,226,483
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	658,288
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	778,610
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,198,300
1,500,000	5.000%, 10/1/2031, Ser. B	1,790,670
	CityPlace Community Development District Special Assessment and Rev.
2,000,000	5.000%, 5/1/2026	2,290,760
	Florida State Higher Educational Fac. Financial Auth. Educational Rev. (Ringling College)
7,225,000	5.000%, 3/1/2042	8,249,577
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,186,680
840,000	5.000%, 10/1/2031, Ser. B	994,132
3,530,000	1.490%, 10/1/2035, Ser. 2008-Cd	3,530,000
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,115,970
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	776,903
	Jacksonville, FL Port Auth. Rev. Refg.
2,545,000	5.000%, 11/1/2038, Ser. A, AMT	2,756,006
	Lee Memorial Health System Rev. Refg.
1,000,000	5.000%, 4/1/2044, Ser. A-1	1,192,320
	Miame-Dade County, FL Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,622,100
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,750,150
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026[b]	5,042,916
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. Ab	3,726,612
4,095,000	5.000%, 7/1/2035, Ser. Cb	4,239,021
	Palm Beach County Health Fac. Auth. Rev. (Life Communities, Inc.)
2,000,000	5.000%, 11/15/2045, Ser. A	2,286,560

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Florida (4.7%) - continued
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
$3,000,000	5.000%, 5/15/2038, Ser. C	$3,283,770
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,690,000
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. Ab	6,788,540
	Tampa, FL Hospital Rev. Refg. (H. Lee Moffitt Cancer Center)
5,000,000	5.000%, 7/1/2037, Ser. B	5,700,200

	Total	71,874,568

Georgia (1.1%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,079,080
500,000	5.000%, 1/1/2034, Ser. C, AMT	539,170
500,000	5.000%, 1/1/2037, Ser. C, AMT	538,305
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,631,824
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,961,650
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
290,000	6.100%, 10/1/2019[b,c]	292,352
	Fulton County, GA Development Auth. Rev. (Georgia Institute of Technology)
1,400,000	5.000%, 6/15/2044	1,716,022
	Main Street Natural Gas, Inc. Rev.
1,750,000	5.000%, 5/15/2028, Ser. A	2,157,278
1,920,000	5.000%, 5/15/2033, Ser. A	2,326,214
1,900,000	5.000%, 5/15/2034, Ser. A	2,292,255
	Municipal Electric Auth. of Georgia Rev. Refg.
610,000	5.000%, 1/1/2035, Ser. A	689,416

	Total	16,223,566

Guam (<0.1%)
	Guam Port Auth. Rev.
250,000	5.000%, 7/1/2048, Ser. A	289,780

	Total	289,780

Hawaii (1.6%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,147,555
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,106,210
5,395,000	5.250%, 11/15/2037	5,955,918
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,801,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Hawaii (1.6%) - continued
	Hawaii State Harbor System Rev.
$6,000,000	5.250%, 7/1/2030, Ser. A	$6,213,960
	Honolulu, HI City & County Wastewater System Rev.
350,000	5.000%, 7/1/2036, Ser. A	416,490
	Honolulu, HI City & County Wastewater System Rev. Refg.
4,505,000	5.000%, 7/1/2036, Ser. B	5,360,815

	Total	24,002,164

Illinois (8.1%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	11,381,688
	Chicago, IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,303,480
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,280,496
	Chicago, IL O’Hare International Airport Rev.
1,000,000	5.000%, 1/1/2047, Ser. D, AMT	1,145,180
1,000,000	5.000%, 1/1/2047, Ser. G, AMT	1,145,180
	Chicago, IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,402,464
5,000,000	5.000%, 1/1/2048, Ser. B	5,977,850
	Illinois Finance Auth. Multifamily Housing Rev. (Better Housing Foundation Blue Station)
1,750,000	5.000%, 12/1/2043, Ser. A-1	1,690,150
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. Ab	4,398,310
1,000,000	5.000%, 10/1/2041	1,162,830
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,174,420
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
20,000	5.000%, 3/1/2034[b]	21,936
3,510,000	5.000%, 3/1/2034	3,792,344
	Illinois Finance Auth. Rev. Refg. (Northwestern Memorial Healthcare)
4,000,000	5.000%, 7/15/2042, Ser. A	4,704,040
	Illinois Finance Auth. Rev. Refg. (Rosalind Franklin University)
1,750,000	5.000%, 8/1/2042, Ser. A	1,966,545
2,100,000	5.000%, 8/1/2047, Ser. A	2,353,092
	Illinois Finance Auth. Student Housing and Academic Fac. Rev. (University of Illinois at Chicago)
500,000	5.000%, 2/15/2032, Ser. A	575,945
2,885,000	5.000%, 2/15/2037	3,272,254
1,000,000	5.000%, 2/15/2047, Ser. A	1,115,390
	Illinois G.O.
7,000,000	5.000%, 11/1/2023, Ser. D	7,648,340
7,000,000	5.000%, 6/1/2024	7,729,470
5,000,000	5.000%, 3/1/2027	5,277,600
1,500,000	5.500%, 7/1/2033	1,636,365
1,750,000	5.500%, 7/1/2038	1,892,870

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Illinois (8.1%) - continued
	Illinois G.O. Refg.
$1,500,000	5.000%, 10/1/2021, Ser. B	$1,588,875
	Illinois State Toll Highway Auth. Rev.
5,400,000	5.000%, 1/1/2044, Ser. Ae	6,468,822
	Illinois State Toll Highway Auth. Senior Rev.
5,000,000	5.000%, 1/1/2031, Ser. A	6,242,800
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	17,335,820
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,780,576
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,768,300
	Metropolitan Pier and Exposition Auth., IL Rev. (McCormick Place Expansion) (NATL-RE Insured)
10,100,000	Zero Coupon, 6/15/2035, Ser. Ac	5,968,696
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion)
2,000,000	Zero Coupon, 12/15/2047, Ser. Bf	1,296,560
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
920,000	5.500%, 6/15/2020[c]	922,714
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
1,110,000	6.700%, 11/1/2021, Ser. Ac	1,184,092

	Total	122,605,494

Indiana (1.1%)
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. Ab	2,028,180
4,155,000	5.000%, 1/1/2042, Ser. Ab	4,463,509
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	2,939,518
4,965,000	5.000%, 4/1/2042, Ser. A	5,088,480
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,788,405

	Total	16,308,092

Iowa (1.9%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	5,203,345
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,305,678
	Iowa Finance Auth. Rev. (Lifespace Communities, Inc.)
4,000,000	5.000%, 5/15/2041, Ser. A	4,386,320
1,500,000	5.000%, 5/15/2043, Ser. A	1,655,370
	Iowa Finance Auth. Rev. (Northcrest Inc.)
1,500,000	5.000%, 3/1/2048, Ser. A	1,612,845

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Iowa (1.9%) - continued
	Iowa Finance Auth. Rev. Refg.
$8,100,000	5.000%, 8/1/2036	$9,891,963
3,000,000	5.000%, 8/1/2042	3,602,730
	Iowa Finance Auth. Senior Housing Rev. (PHS Council Bluffs, Inc.)
1,355,000	5.125%, 8/1/2048	1,424,511

	Total	29,082,762

Kansas (0.9%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,649,253
	Kansas Turnpike Auth. Rev. Refg.
1,000,000	5.000%, 9/1/2037, Ser. A	1,261,370
750,000	5.000%, 9/1/2038, Ser. A	943,042
	Lenexa, KS Health Care Fac. Rev. Refg. (Lakeview Village, Inc.)
2,750,000	5.000%, 5/15/2039, Ser. A	3,022,553
	University of Kansas Hospital Auth. Refg. Rev.
4,635,000	5.000%, 3/1/2047, Ser. A	5,378,964

	Total	14,255,182

Kentucky (1.1%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. Ab	6,127,607
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. Ab	5,553,050
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ac	867,682
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,763,445

	Total	16,311,784

Louisiana (2.8%)
	Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,535,200
	East Baton Rouge, LA Industrial Development Board Rev. (ExxonMobil)
1,785,000	1.470%, 8/1/2035, Ser. Ad	1,785,000
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	419,130
1,520,000	5.000%, 11/1/2031	1,684,525
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,417,979
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. Bb	5,146,550
7,000,000	5.000%, 5/1/2045, Ser. Bb	7,205,170

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Louisiana (2.8%) - continued
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
$1,355,000	5.000%, 9/1/2030[c]	$1,561,014
800,000	5.000%, 9/1/2031[c]	919,008
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,791,150
750,000	5.000%, 1/1/2048, Ser. B, AMT	854,378
	New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	896,572
850,000	5.000%, 12/1/2027	1,011,313
350,000	5.000%, 12/1/2029	413,245
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,502,729
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,645,335
525,000	5.000%, 4/1/2033, Ser. B, AMT	572,423
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev. (AGM Insured)
1,500,000	5.000%, 4/1/2043, Ser. B, AMT[c]	1,741,380
	St. Tammany Parish LA Utilities Rev.
2,000,000	5.500%, 8/1/2035, Ser. Bb	2,085,600

	Total	43,187,701

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,135,790

	Total	1,135,790

Massachusetts (4.8%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,206,000
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046, Ser. N	7,532,525
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	828,937
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,287,430
	Massachusetts G.O.
11,125,000	5.000%, 9/1/2048, Ser. E	13,422,980
	Massachusetts Health & Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	21,489,781
	Massachusetts Health & Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	7,127,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Massachusetts (4.8%) - continued
	Massachusetts Port Auth. Rev.
$8,300,000	5.000%, 7/1/2042, Ser. A, AMT	$9,027,827
	University of Massachusetts Building Auth. Rev. Refg.
2,750,000	5.000%, 5/1/2038, Ser. 2019-1	3,431,973

	Total	72,355,129

Michigan (2.3%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
445,000	5.700%, 4/1/2020	457,019
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	757,724
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,159,968
	Great Lakes, MI Water Auth. Water Supply System Rev.
10,000,000	5.000%, 7/1/2046, Ser. A	11,620,600
	Kalamazoo Hospital Finance Auth. Rev. (Bronson Methodist Hospital) (AGM Insured)
2,210,000	5.250%, 5/15/2036[b,c]	2,279,770
1,790,000	5.250%, 5/15/2036[c]	1,835,663
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044, Ser. A	6,821,400
	Michigan Strategic Rev.
7,775,000	5.000%, 12/31/2043, AMT	9,125,751

	Total	35,057,895

Minnesota (3.4%)
	Apple Valley, MN Senior Housing Rev. Refg. (PHS Apple Valley Senior Housing, Inc. - Orchard Path)
500,000	5.000%, 9/1/2043	538,545
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	282,917
500,000	5.000%, 2/1/2034	559,845
750,000	5.000%, 2/1/2039	828,893
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	359,506
	Minneapolis, MN Student Housing Rev. (Riverton Community Housing)
500,000	5.000%, 8/1/2053[a]	528,070
	Minnesota Higher Education Fac. Auth. Rev. (Augsburg College)
2,500,000	5.000%, 5/1/2046, Ser. A	2,761,400
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,591,065
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,823,454
	Minnesota Higher Education Fac. Auth. Rev. (University of St. Thomas)
1,000,000	5.000%, 10/1/2040	1,223,240

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Minnesota (3.4%) - continued
	Minnesota Higher Education Fac. Auth. Rev. Refg. (Gustavus Adolphus College)
$4,250,000	5.000%, 10/1/2047	$4,908,920
	Minnesota Higher Education Fac. Auth. Rev. Refg. (St. Catherine University)
1,015,000	5.000%, 10/1/2045, Ser. A	1,170,143
	Minnesota Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	233,182
150,000	5.000%, 10/1/2030	174,388
200,000	5.000%, 10/1/2032	231,240
175,000	5.000%, 10/1/2033	202,379
1,500,000	5.000%, 10/1/2047	1,753,440
	North Oaks, MN Senior Housing Rev. Refg. (Waverly Gardens)
4,000,000	5.000%, 10/1/2047	4,357,840
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,038,890
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030, Ser. A	128,475
1,915,000	5.125%, 5/1/2030, Ser. Ab	1,971,435
1,000,000	5.000%, 5/1/2046, Ser. A	1,156,650
	St. Joseph, MN Senior Housing & Healthcare Rev. (Woodcrest of Country Manor)
1,275,000	5.000%, 7/1/2055, Ser. A	1,329,392
	St. Paul, MN Housing & Redevelopment Auth. Health Care Fac. Rev. Refg. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	6,822,244
	St. Paul, MN Housing & Redevelopment Auth. Health Care Rev. Refg. (Fairview Health Services)
6,945,000	5.000%, 11/15/2047, Ser. A	8,107,732
	St. Paul, MN Housing & Redevelopment Auth. Rev. Refg. (Rossy & Richard Shaller Family Sholom East Campus)
1,000,000	5.000%, 10/1/2043	1,038,730
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,775,070
	Wayzata, MN Senior Housing Rev. Refg. (Folkstone Senior Living Community)
500,000	5.000%, 8/1/2049	544,450
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,136,200
1,000,000	5.000%, 1/1/2034, Ser. A	1,134,900
300,000	5.000%, 1/1/2035, Ser. A	340,017
1,000,000	5.000%, 1/1/2040, Ser. A	1,127,720
	Winona, MN Health Care Fac. Rev. Refg. (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	518,795

	Total	51,699,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Mississippi (0.4%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
$1,750,000	5.000%, 4/1/2033	$1,874,250
	Mississippi Development Bank G.O. (Desoto County Highway Construction)
3,180,000	5.000%, 1/1/2030	3,528,782

	Total	5,403,032

Missouri (0.5%)
	Kansas City, MO Industrial Development Auth. Rev. (Kansas City International Airport Terminal Modernization)
1,800,000	5.000%, 3/1/2046, Ser. B, AMT	2,137,104
	Missouri State Health and Educational Fac. Auth. Rev. (Lake Regional Health System)
925,000	5.000%, 2/15/2022	1,000,055
1,680,000	5.000%, 2/15/2034	1,779,456
	St. Louis, MO Airport Rev. (AGM Insured)
1,000,000	5.000%, 7/1/2047, Ser. Cc	1,180,560
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
1,000,000	5.000%, 7/1/2032, AMT	1,091,860

	Total	7,189,035

Montana (0.1%)
	Missoula, MT Water Systems Rev.
830,000	5.000%, 7/1/2038, Ser. A	1,014,136
800,000	5.000%, 7/1/2039, Ser. A	974,112

	Total	1,988,248

Nebraska (2.1%)
	Douglas County, NE Hospital Auth. No. 2 Health Fac. Rev. (Children’s Hospital Obligated Group)
2,105,000	5.000%, 11/15/2047	2,427,149
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,755,700
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,426,733
	Omaha, NE Public Power District Electric Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,264,350
	Omaha, NE Public Power District Electric Rev. Refg.
8,275,000	5.000%, 2/1/2042, Ser. A	9,911,050
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,558,701
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,082,050
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,350,273

	Total	31,776,006

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Nevada (0.4%)
	Carson City, NV Hospital Rev. Refg. (Carson Tahoe Regional Medical Center)
$1,500,000	5.000%, 9/1/2042, Ser. A	$1,716,870
3,250,000	5.000%, 9/1/2047, Ser. A	3,699,345
	Director of the State of Nevada Department of Business & Industry Rev. (Somerset Academy of Las Vegas)
500,000	5.000%, 12/15/2048, Ser. Aa	527,845

	Total	5,944,060

New Hampshire (0.2%)
	New Hampshire Health and Education Fac. Auth. Rev. Refg. (Dartmouth College)
3,190,000	1.480%, 6/1/2041, Ser. Bd	3,190,000

	Total	3,190,000

New Jersey (1.5%)
	New Jersey Economic Development Auth. Rev.
4,350,000	5.000%, 6/15/2042, Ser. D	4,884,658
	New Jersey Transportation Trust Fund Auth. Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,592,865
1,000,000	5.250%, 6/15/2033, Ser. AA	1,136,520
1,645,000	5.250%, 6/15/2034, Ser. AA	1,864,394
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,830,978
	Tobacco Settlement Financing Corporation Rev. Refg.
8,725,000	5.250%, 6/1/2046, Ser. A	9,946,587

	Total	23,256,002

New York (8.3%)
	Buffalo & Erie County, NY Industrial Land Development Corporation Rev.
1,500,000	5.000%, 8/1/2047, Ser. A	1,624,215
	Hudson, NY Yards Infrastructure Corporation Rev. Refg.
2,000,000	5.000%, 2/15/2042, Ser. A	2,389,800
	Metropolitan Transportation Auth. NY Rev. Refg.
2,190,000	5.000%, 11/15/2035	2,692,780
	Monroe County Industrial Development Corporation Rev. Refg. (University of Rochester)
1,000,000	5.000%, 7/1/2030, Ser. D	1,258,930
800,000	5.000%, 7/1/2031, Ser. D	1,000,624
1,550,000	5.000%, 7/1/2031, Ser. C	1,938,709
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
8,000,000	5.000%, 6/15/2037, Ser. DD-1	9,840,240
2,150,000	5.375%, 6/15/2043[b]	2,279,408
1,100,000	5.375%, 6/15/2043	1,161,666
	New York City Transitional Finance Auth. Future Tax Secured Rev.
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,241,700
19,000,000	5.000%, 2/1/2043, Ser. A	22,480,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
New York (8.3%) - continued
	New York City Water & Sewer System Rev.
$600,000	1.470%, 6/15/2048, Ser. AA-1[d]	$600,000
	New York State Dormitory Auth. State Personal Income Tax Rev.
5,000,000	5.000%, 3/15/2039, Ser. C	5,685,550
	New York State Dormitory Auth. State Personal Income Tax Rev. Refg.
8,330,000	5.000%, 2/15/2043, Ser. B	9,928,360
	New York State Liberty Development Corporation Rev.
10,000,000	5.250%, 12/15/2043	10,879,600
	New York Transportation Development Corporation Special Fac. Rev. (LaGuardia Airport )
775,000	5.000%, 1/1/2036, AMT	913,632
	New York, NY G.O.
1,920,000	5.000%, 8/1/2032, Ser. A	2,236,378
780,000	1.470%, 4/1/2035, Ser. Ld	780,000
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, Ser. 178, AMT	1,300,050
2,500,000	5.000%, 9/1/2035	2,895,650
2,500,000	5.000%, 9/1/2036	2,888,300
5,000,000	5.000%, 9/1/2039	5,759,550
	Port Auth. of New York & New Jersey Rev. Refg.
5,000,000	5.000%, 9/15/2034, Ser. 207, AMT	6,095,900
1,715,000	5.000%, 9/15/2048, Ser. 207, AMT	2,025,192
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008-B-3	3,011,882
1,000,000	5.250%, 11/15/2045, Ser. A	1,180,570
	Triborough NY Bridge & Tunnel Auth. Rev. (MTA Bridges and Tunnels)
5,000,000	5.000%, 11/15/2049, Ser. A	6,112,150

	Total	125,201,826

North Carolina (1.0%)
	Appalachian State University Rev.
2,510,000	5.000%, 5/1/2044	2,988,482
	Charlotte, NC, Rev. (Charlotte Douglas International Airport)
1,500,000	5.000%, 7/1/2042, Ser. A	1,799,910
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,078,440
1,000,000	5.000%, 4/1/2033	1,076,990
	North Carolina Eastern Municipal Power Agency Power System Rev.
1,475,000	6.000%, 1/1/2026, Ser. Ab	1,647,442
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	927,858
360,000	5.000%, 1/1/2030, Ser. A	361,044

Principal Amount	Long-Term Fixed Income (99.3%)	Value
North Carolina (1.0%) - continued
	Raleigh Durham, NC Airport Auth. Rev.
$4,895,000	5.000%, 5/1/2036, Ser. A	$5,022,074

	Total	14,902,240

North Dakota (0.4%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,614,615
	University of North Dakota C.O.P. (Infrastructure Energy Improvement)
3,775,000	5.000%, 4/1/2048, Ser. A	4,402,594

	Total	6,017,209

Ohio (5.3%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
1,000,000	5.000%, 2/15/2041, Ser. A	1,150,020
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,237,990
	Buckeye, OH Tobacco Settlement Financing Auth. Rev.
14,325,000	5.125%, 6/1/2024, Ser. A-2	14,034,489
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,159,530
	Kent State University General Receipts Rev.
2,000,000	5.000%, 5/1/2029	2,427,560
1,500,000	5.000%, 5/1/2037, Ser. A	1,630,185
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,447,611
1,750,000	5.500%, 8/15/2030	1,860,513
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,712,240
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
750,000	6.500%, 10/1/2020, Ser. B	775,792
2,745,000	5.000%, 12/1/2028	3,210,305
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,934,257
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
3,025,000	5.000%, 7/1/2042	3,560,183
	Ohio Higher Educational Fac. Commission Rev. Refg. (Kenyon College)
3,235,000	5.250%, 7/1/2044[b]	3,354,598
1,505,000	5.250%, 7/1/2044	1,556,155
	Ohio Higher Educational Fac. Commission Rev. Refg. (University of Findlay)
2,400,000	5.000%, 3/1/2034	2,756,112
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,402,850
8,570,000	Ohio State Turnpike Commission Rev. Zero Coupon, 2/15/2034, Ser. A-4[f]	9,511,843

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Ohio (5.3%) - continued
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
$10,000,000	5.500%, 2/15/2026, Ser. Ac	$12,333,800
	Toledo, OH Water System Rev. and Improvements
2,455,000	5.000%, 11/15/2036	2,917,424
	Toledo, OH Water System Rev. Refg. and Improvements
2,500,000	5.000%, 11/15/2038	2,782,100

	Total	79,755,557

Oklahoma (2.0%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,883,857
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,363,300
	Oklahoma Development Finance Auth. Health System Rev. (OU Medicine)
4,275,000	5.250%, 8/15/2048, Ser. B	5,035,822
	Oklahoma State Water Resources Board Loan Program Rev.
2,005,000	5.000%, 10/1/2040, Ser. A	2,391,444
	Oklahoma Turnpike Auth. Rev.
500,000	5.000%, 1/1/2028, Ser. A	526,530
2,500,000	5.000%, 1/1/2042, Ser. A	2,911,950
5,665,000	5.000%, 1/1/2047, Ser. C	6,644,592

	Total	29,757,495

Oregon (1.0%)
	Clackamas County, OR School District
3,500,000	5.000%, 6/15/2049, Ser. B	4,208,715
520,000	Multnomah & Clackamas Counties School District G.O. Zero Coupon, 6/15/2035, Ser. A	321,048
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,197,907
4,750,000	5.000%, 7/1/2044, Ser. 25B, AMT	5,723,988
5,000,000	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O. Zero Coupon, 6/15/2028, Ser. B	4,179,500

	Total	15,631,158

Pennsylvania (2.1%)
	Allegheny County, PA Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
2,100,000	5.625%, 8/15/2039	2,103,423
	Allegheny County, PA Hospital Development Auth. Rev. Refg. (University of Pittsburgh Medical Center)
1,500,000	5.000%, 7/15/2034, Ser. A	1,869,585
	Berks County, PA Industrial Development Auth. Healthcare Fac. Rev. Refg. (Highlands at Wyomissing)
460,000	5.000%, 5/15/2043	512,099
410,000	5.000%, 5/15/2048	454,022

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Pennsylvania (2.1%) - continued
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
$1,350,000	5.000%, 1/1/2038	$1,474,011
	Pennsylvania Economic Development Financing Auth. Solid Waste Disposal Rev. (CarbonLite P, LLC)
2,875,000	5.750%, 6/1/2036, AMT[a,e]	3,033,786
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,466,380
4,950,000	5.000%, 12/1/2046, Ser. A-1	5,687,303
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,440,000	6.250%, 6/1/2033, Ser. Cc	13,247,420

	Total	31,848,029

South Carolina (1.2%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
425,000	5.000%, 3/1/2025, Ser. B	511,122
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,088,083
	Greenwood County, SC Hospital Fac. Rev. Refg. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,223,566
2,890,000	5.000%, 10/1/2031, Ser. B	3,134,292
	Piedmont, SC Municipal Power Agency Electric Rev. Refg. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,277,600
	South Carolina Jobs Economic Development Auth. Refg. (Life Communities, Inc.)
2,000,000	5.000%, 11/15/2047, Ser. C	2,283,720

	Total	18,518,383

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,155,580
	South Dakota Health & Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023[b]	1,041,000
820,000	5.000%, 9/1/2025[b]	853,620
	South Dakota Health & Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,261,750

	Total	4,311,950

Tennessee (0.2%)
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	582,715
450,000	5.000%, 11/1/2032	523,242
1,275,000	5.000%, 11/1/2034	1,479,000
250,000	5.000%, 11/1/2036	288,708

	Total	2,873,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (8.8%)
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
$1,000,000	5.000%, 8/15/2042	$1,059,320
2,000,000	6.000%, 8/15/2043	2,255,260
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
1,000,000	5.000%, 8/15/2036, Ser. Ac	1,176,200
4,605,000	5.000%, 8/15/2039[c]	5,178,691
2,000,000	5.000%, 8/15/2046, Ser. Ac	2,316,460
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. Ab	4,264,680
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,604,640
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
300,000	1.470%, 6/1/2020[d]	300,000
	Harris County, TX Cultural Education Fac. Finance Corporation Rev. Refg. (Brazos Presbyterian Homes)
2,000,000	5.000%, 1/1/2037	2,193,420
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Ab,c	14,544,200
	Lake Travis Independent School District G.O. Refg. (PSF-GTD Insured)
1,000,000	5.000%, 2/15/2031[c]	1,226,940
	Lower Colorado River, TX Auth. Rev. Refg. (LCRA Transmission Services Corporation)
1,000,000	5.000%, 5/15/2044	1,180,160
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,079,620
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,434,650
2,000,000	5.250%, 2/1/2029[c]	2,620,440
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,743,675
	North Texas Tollway Auth. System Rev. Refg.
5,000,000	5.000%, 1/1/2042, Ser. B	5,370,300
5,000,000	North Texas Tollway Auth. System Rev. Refg. (AGC Insured) Zero Coupon, 1/1/2028, Ser. Dc	4,226,600
	North Texas Tollway Auth. System Rev.
15,000,000	5.000%, 9/1/2030, Ser. Db	16,174,050

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (8.8%) - continued
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
$5,705,000	5.000%, 2/15/2038[c]	$6,484,474
	Red River Education Finance Corporation Rev. (St. Edwards University)
2,130,000	5.000%, 6/1/2046	2,365,322
	San Antonio Water System Rev.
7,875,000	5.000%, 5/15/2039, Ser. A	9,597,814
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. Ab	2,111,200
	Socorro, TX Independent School District G.O. (PSF-GTD Insured)
75,000	5.000%, 8/15/2034[c]	77,815
1,925,000	5.000%, 8/15/2034[b,c]	2,001,711
	Southwest TX Higher Education Auth. Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041[b]	1,776,041
	Southwest TX Higher Education Auth. Rev. Refg. (Southern Methodist University)
600,000	5.000%, 10/1/2039	720,138
600,000	5.000%, 10/1/2040	718,512
700,000	5.000%, 10/1/2041	836,325
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	3,000,202
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,253,775
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,006,020
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,002,980
	Tarrant County Cultural Education Fac. Finance Corporation Rev. Refg. (Trinity Terrace)
765,000	5.000%, 10/1/2044, Ser. A-1	826,284
	Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	16,019,290
	Texas Private Activity Bond Surface Transportation Corporation Rev. (Segment 3C)
1,500,000	5.000%, 6/30/2058, AMT	1,739,820

	Total	133,487,029

Utah (1.7%)
	Jordan Valley, UT Water Conservancy District Rev.
3,420,000	5.000%, 10/1/2044, Ser. A	4,163,474
3,000,000	5.000%, 10/1/2049, Ser. A	3,624,270
	Orem, UT G.O.
6,880,000	5.000%, 12/1/2046	8,364,016
	Salt Lake City, UT Airport Rev.
1,000,000	5.000%, 7/1/2042, Ser. A, AMT	1,169,100
1,000,000	5.250%, 7/1/2048, Ser. A, AMT	1,202,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Utah (1.7%) - continued
	Utah Charter School Finance Auth. Rev. (North Davis Preparatory)
$1,000,000	6.250%, 7/15/2030	$1,031,720
	Utah Charter School Finance Auth. Rev. (Utah Charter Academies)
800,000	5.000%, 10/15/2048	919,840
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,360,420
1,610,000	5.000%, 5/15/2045, Ser. A	1,793,749

	Total	25,629,499

Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
3,000,000	5.000%, 12/1/2035, Ser. A	3,520,920
1,000,000	5.000%, 12/1/2036, Ser. A	1,169,690

	Total	4,690,610

Virginia (3.1%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
2,405,000	5.000%, 5/15/2044, Ser. A	2,680,950
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
675,000	5.250%, 8/15/2019	675,992
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034[b]	10,693,300
	Virginia Small Business Financing Auth. Rev. (95 Express Lanes, LLC)
1,250,000	5.000%, 7/1/2049, AMT	1,325,450
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
8,910,000	6.000%, 1/1/2037, AMT	9,870,053
1,800,000	5.500%, 1/1/2042, AMT	1,956,618
	Virginia Small Business Financing Auth. Rev. (Transform 66 P3)
610,000	5.000%, 12/31/2047, AMT	696,718
6,575,000	5.000%, 12/31/2049, AMT	7,484,848
10,610,000	5.000%, 12/31/2052, AMT	12,038,318

	Total	47,422,247

Washington (3.1%)
	Clark County, WA Public Utility District No. 1 Electric Rev. Refg.
785,000	5.000%, 1/1/2029	941,655
	FYI Properties Rev. Refg. (Washington DIS)
5,000,000	5.000%, 6/1/2038	6,069,950
	Kalispel Tribe of Indians Priority Distribution WA Rev.
750,000	5.250%, 1/1/2038, Ser. Aa	828,232
	Pierce County, WA School District No. 10, Tacoma G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,539,508
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
1,000,000	5.000%, 6/1/2020, AMT	1,031,550

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Washington (3.1%) - continued
	Port of Seattle WA Rev.
$1,000,000	5.000%, 4/1/2044, AMT	$1,194,890
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,150,320
	Snohomish County, WA Housing Auth. Rev.
3,005,000	5.000%, 4/1/2041	3,614,624
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[b]	2,765,936
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,129,050
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,000,000	5.625%, 10/1/2040[b]	1,007,220
	Washington State Housing Finance Commission Refg. (Hearthstone)
825,000	5.000%, 7/1/2038, Ser. Aa	878,675
	Washington State Various Purpose G.O.
12,095,000	5.000%, 8/1/2030, Ser. A	13,771,730
5,310,000	5.000%, 8/1/2042, Ser. A	6,342,529

	Total	47,265,869

Wisconsin (2.8%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,312,900
	Public Finance Auth. Rev. (Denver International Airport Great Hall)
2,500,000	5.000%, 9/30/2049, AMT	2,849,650
	Public Finance Auth. Rev. Refg. (WakeMed Hospital)
2,000,000	5.000%, 10/1/2044, Ser. A	2,372,240
	Wisconsin Health & Educational Fac. Auth. Rev. (PHW Oconomowoc, Inc.)
1,750,000	5.125%, 10/1/2048	1,866,952
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,403,608
1,195,000	5.000%, 12/15/2039	1,346,574
2,500,000	5.000%, 12/15/2044	2,805,250
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. A	10,770,130
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Benevolent Corporation Cedar Community)
870,000	5.000%, 6/1/2037	934,815
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marquette University)
8,000,000	5.000%, 10/1/2041	9,342,640
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marshfield Clinic Health Systems, Inc.)
2,000,000	5.000%, 2/15/2047, Ser. C	2,258,200

	Total	43,262,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Wyoming (0.1%)
	Lincoln County, WY Pollution Control Rev. Refg. (ExxonMobil)
$800,000	1.470%, 10/1/2044[d]	$800,000
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
1,310,000	5.750%, 10/1/2020	1,335,663

	Total	2,135,663

	Total Long-Term Fixed Income (cost $1,405,940,556)	1,506,667,917

	Total Investments (cost $1,405,940,556) 99.3%	$1,506,667,917

	Other Assets and Liabilities, Net 0.7%	10,109,909

	Total Net Assets 100.0%	$1,516,777,826

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $10,021,057 or 0.7% of total net assets.

b

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

c

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

d

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guarantee Program
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	235,043,931	–	235,043,931	–
Electric Revenue	70,045,031	–	70,045,031	–
Escrowed/Pre-refunded	182,877,462	–	182,877,462	–
General Obligation	165,762,746	–	165,762,746	–
Health Care	220,906,442	–	220,906,442	–
Housing Finance	13,005,585	–	13,005,585	–
Industrial Development Revenue	12,235,504	–	12,235,504	–
Other Revenue	73,710,926	–	73,710,926	–
Tax Revenue	118,540,941	–	118,540,941	–
Transportation	298,357,885	–	298,357,885	–
Water & Sewer	116,181,464	–	116,181,464	–
Total Investments at Value	$1,506,667,917	$–	$1,506,667,917	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (27.8%)[a]	Value
Basic Materials (1.3%)
	Arch Coal, Inc., Term Loan
$1,663,725	4.984%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,657,486
	Ball Metalpack Finco, LLC, Term Loan
267,300	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	263,069
	Big River Steel, LLC, Term Loan
1,021,800	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b]	1,024,354
	Chemours Company, Term Loan
1,293,625	3.990%, (LIBOR 1M + 1.750%), 4/3/2025[b]	1,224,908
	Momentive Performance Materials USA, LLC, Term Loan
892,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	886,987
	Peabody Energy Corporation, Term Loan
1,185,000	4.984%, (LIBOR 1M + 2.750%), 3/31/2025[b]	1,180,556
	Pixelle Specialty Solutions, LLC, Term Loan
1,154,200	8.234%, (LIBOR 1M + 6.000%), 10/31/2024[b]	1,138,330
	Starfruit US Holdco, LLC, Term Loan
917,700	5.610%, (LIBOR 1M + 3.250%), 10/1/2025[b]	900,878

	Total	8,276,568

Capital Goods (2.2%)
	Advanced Disposal Services, Inc., Term Loan
1,791,289	4.599%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,794,209
	GFL Environmental, Inc., Term Loan
2,876,584	5.234%, (LIBOR 1M + 3.000%), 5/31/2025[b]	2,851,932
	Natgasoline, LLC, Term Loan
1,154,200	5.813%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	1,152,757
	Navistar, Inc., Term Loan
1,915,825	5.830%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,919,427
	Sotera Health Holdings, LLC, Term Loan
1,140,582	5.234%, (LIBOR 1M + 3.000%), 5/15/2022[b]	1,127,750
	TransDigm, Inc., Term Loan
2,169,508	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b]	2,156,968
	Vertiv Group Corporation, Term Loan
2,710,557	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	2,578,417

	Total	13,581,460

Communications Services (6.9%)
	Altice France SA, Term Loan
796,662	4.984%, (LIBOR 1M + 2.750%), 7/31/2025[b]	766,788
	CenturyLink, Inc., Term Loan
3,152,000	4.984%, (LIBOR 1M + 2.750%), 1/31/2025[b]	3,130,535

Principal Amount	Bank Loans (27.8%)[a]	Value
Communications Services (6.9%) - continued
	Charter Communications Operating, LLC, Term Loan
$1,876,425	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	$1,879,202
	CommScope Inc., Term Loan
2,470,000	5.484%, (LIBOR 1M + 3.250%), 4/4/2026[b]	2,470,617
	CSC Holdings, LLC, Term Loan
1,461,362	4.575%, (LIBOR 1M + 2.250%), 7/17/2025[b,c]	1,455,882
2,887,763	5.325%, (LIBOR 1M + 3.000%), 4/15/2027[b]	2,897,379
	Diamond Sports Group, LLC, Term Loan
2,415,000	0.000%, (LIBOR 3M + 3.250%), 7/18/2026[b,d,e]	2,418,985
	Entercom Media Corporation, Term Loan
1,427,291	4.991%, (LIBOR 1M + 2.750%), 11/17/2024[b]	1,424,322
	Frontier Communications Corporation, Term Loan
2,397,589	5.990%, (LIBOR 1M + 3.750%), 6/15/2024[b]	2,367,619
	HCP Acquisition, LLC, Term Loan
1,850,217	4.984%, (LIBOR 1M + 2.750%), 5/16/2024[b]	1,844,926
	Intelsat Jackson Holdings SA, Term Loan
1,525,000	5.991%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,528,263
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	5.825%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	2,269,312
348,784	9.075%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	346,168
	Mediacom Illinois, LLC, Term Loan
873,938	4.100%, (LIBOR 1W + 1.750%), 2/15/2024[b]	873,937
	NEP Group, Inc., Term Loan
1,920,350	5.484%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,918,756
	SBA Senior Finance II, LLC, Term Loan
1,252,350	4.240%, (LIBOR 1M + 2.000%), 4/11/2025[b]	1,248,355
	Sprint Communications, Inc., Term Loan
3,215,975	4.750%, (LIBOR 1M + 2.500%), 2/3/2024[b]	3,207,131
2,054,675	5.250%, (LIBOR 1M + 3.000%), 2/3/2024[b]	2,052,744
	TNS, Inc., Term Loan
1,452,279	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b,c]	1,417,787
	Unitymedia Finance, LLC, Term Loan
1,840,000	4.604%, (LIBOR 1M + 2.250%), 1/15/2026[b]	1,838,142
	Virgin Media Bristol, LLC, Term Loan
2,410,000	4.825%, (LIBOR 1M + 2.500%), 1/15/2026[b]	2,414,531

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (27.8%)[a]	Value
Communications Services (6.9%) - continued
	WideOpenWest Finance, LLC, Term Loan
$1,429,537	5.519%, (LIBOR 1M + 3.250%), 8/19/2023[b]	$1,402,433
	Windstream Services, LLC, Term Loan
1,035,000	4.740%, (LIBOR 1M + 2.500%), 2/26/2021[b,c]	1,040,175
545,812	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	558,901

	Total	42,772,890

Consumer Cyclical (3.9%)
	Cengage Learning, Inc., Term Loan
2,172,737	6.484%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,090,912
	Eldorado Resorts, Inc., Term Loan
504,768	4.577%, (LIBOR 1M + 2.250%), 4/17/2024[b]	503,824
	Four Seasons Hotels, Ltd., Term Loan
1,472,349	4.234%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,473,497
	Golden Entertainment, Inc., Term Loan
2,533,125	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	2,539,458
	Golden Nugget, LLC, Term Loan
1,981,517	5.020%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,983,638
	IAA, Inc., Term Loan
605,000	4.625%, (LIBOR 3M + 2.250%), 6/28/2026[b]	607,269
	KAR Auction Services, Inc., Term Loan
213,955	4.875%, (LIBOR 3M + 2.500%), 3/9/2023[b]	213,687
	Men’s Warehouse, Inc., Term Loan
1,182,496	5.652%, (LIBOR 1M + 3.250%), 4/9/2025[b]	1,032,709
	Mohegan Gaming and Entertainment, Term Loan
2,047,607	6.234%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,899,156
	Scientific Games International, Inc., Term Loan
4,897,950	4.984%, (LIBOR 1M + 2.750%), 8/14/2024[b]	4,868,122
	Staples, Inc., Term Loan
655,000	6.832%, (LIBOR 1M + 4.500%), 9/12/2024[b,c]	646,813
1,985,000	7.332%, (LIBOR 1M + 5.000%), 4/12/2026[b]	1,934,144
	Stars Group Holdings BV, Term Loan
2,520,177	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	2,527,737
	Tenneco, Inc., Term Loan
890,525	5.234%, (LIBOR 1M + 3.000%), 10/1/2025[b]	828,188
	Wyndham Hotels & Resorts, Inc., Term Loan
1,012,350	3.984%, (LIBOR 1M + 1.750%), 5/30/2025[b]	1,014,253

	Total	24,163,407

Principal Amount	Bank Loans (27.8%)[a]	Value
Consumer Non-Cyclical (5.5%)
	Air Medical Group Holdings, Inc., Term Loan
$4,171,475	5.564%, (LIBOR 1M + 3.250%), 4/28/2022[b]	$4,035,902
487,575	6.484%, (LIBOR 1M + 4.250%), 3/14/2025[b]	468,682
	Albertson’s, LLC, Term Loan
1,380,955	5.311%, (LIBOR 3M + 3.000%), 12/21/2022[b]	1,383,303
1,655,501	5.234%, (LIBOR 1M + 3.000%), 6/22/2023[b]	1,657,736
2,238,750	5.234%, (LIBOR 1M + 3.000%), 11/16/2025[b]	2,240,743
	Amneal Pharmaceuticals, LLC, Term Loan
1,657,863	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,532,926
	Bausch Health Companies, Inc., Term Loan
3,039,126	5.379%, (LIBOR 1M + 3.000%), 6/1/2025[b]	3,049,003
	Chobani, LLC, Term Loan
1,446,294	5.734%, (LIBOR 1M + 3.500%), 10/7/2023[b]	1,430,472
	Diamond BC BV, Term Loan
1,487,350	5.256%, (LIBOR 2M + 3.000%), 9/6/2024[b]	1,344,817
	Endo International plc, Term Loan
3,843,198	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	3,499,732
	Grifols Worldwide Operations USA, Inc., Term Loan
1,344,062	4.599%, (LIBOR 1W + 2.250%), 1/31/2025[b]	1,346,925
	JBS USA LUX SA, Term Loan
1,630,913	4.734%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,633,864
	Mallinckrodt International Finance SA, Term Loan
2,120,834	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,800,058
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,469,726	6.234%, (LIBOR 1M + 4.000%), 5/4/2022[b,d,e]	3,315,774
	MPH Acquisition Holdings, LLC, Term Loan
1,200,000	5.080%, (LIBOR 3M + 2.750%), 6/7/2023[b]	1,164,000
	Ortho-Clinical Diagnostics SA, Term Loan
1,784,250	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	1,731,847
	Plantronics, Inc., Term Loan
813,376	4.734%, (LIBOR 1M + 2.500%), 7/2/2025[b]	813,172
	Prime Security Services Borrower, LLC, Term Loan
1,160,000	4.984%, (LIBOR 1M + 2.750%), 5/2/2022[b]	1,157,993

	Total	33,606,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Bank Loans (27.8%)[a]	Value
Energy (2.3%)
	BCP Raptor II, LLC, Term Loan
$460,000	6.984%, (LIBOR 1M + 4.750%), 12/19/2025[b]	$426,650
	Calpine Corporation, Term Loan
1,487,877	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,488,086
	CONSOL Energy, Inc., Term Loan
1,157,100	6.740%, (LIBOR 1M + 4.500%), 9/28/2024[b]	1,157,100
	Consolidated Energy Finance SA, Term Loan
970,200	4.825%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	943,520
	Fieldwood Energy, LLC, Term Loan
1,160,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	1,063,940
	HFOTCO, LLC, Term Loan
2,673,000	4.990%, (LIBOR 1M + 2.750%), 6/26/2025[b]	2,662,976
	McDermott Technology (Americas), Inc., Term Loan
2,421,844	7.234%, (LIBOR 1M + 5.000%), 5/10/2025[b]	2,309,228
	Radiate Holdco, LLC, Term Loan
3,959,244	5.234%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,913,040

	Total	13,964,540

Financials (4.0%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,900,557	4.022%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,904,415
	Blackstone CQP Holdco, LP, Term Loan
1,930,000	5.887%, (LIBOR 3M + 3.500%), 6/20/2024[b]	1,937,238
	Cyxtera DC Holdings, Inc., Term Loan
377,300	5.380%, (LIBOR 1M + 3.000%), 5/1/2024[b]	354,428
235,000	9.610%, (LIBOR 1M + 7.250%), 5/1/2025[b]	204,685
	Digicel International Finance, Ltd., Term Loan
2,541,212	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	2,169,560
	Genworth Holdings, Inc., Term Loan
449,313	6.761%, (LIBOR 1M + 4.500%), 3/7/2023[b]	452,121
	GGP Nimbus, LLC, Term Loan
2,694,638	4.734%, (LIBOR 1M + 2.500%), 8/24/2025[b]	2,640,367
	Grizzly Finco, Term Loan
1,915,525	5.570%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,916,215
	Harland Clarke Holdings Corporation, Term Loan
2,214,376	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b,c]	1,693,998
	Level 3 Parent, LLC, Term Loan
2,765,000	4.484%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,766,161

Principal Amount	Bank Loans (27.8%)[a]	Value
Financials (4.0%) - continued
	MoneyGram International, Inc., Term Loan
$1,090,000	8.330%, (LIBOR 3M + 6.000%), 6/30/2023[b]	$1,070,020
	Sable International Finance, Ltd., Term Loan
4,180,907	5.484%, (LIBOR 1M + 3.250%), 1/31/2026[b]	4,203,902
	Trans Union, LLC, Term Loan
1,429,593	4.234%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,432,495
	Tronox Finance, LLC, Term Loan
2,119,832	5.272%, (LIBOR 1M + 3.000%), 9/22/2024[b]	2,102,937

	Total	24,848,542

Technology (0.8%)
	Rackspace Hosting, Inc., Term Loan
4,033,869	5.576%, (LIBOR 2M + 3.000%), 11/3/2023[b]	3,735,363
	SS&C Technologies Holdings Europe SARL, Term Loan
534,893	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	534,561
	SS&C Technologies, Inc., Term Loan
785,639	4.484%, (LIBOR 1M + 2.250%), 4/16/2025[b]	785,152

	Total	5,055,076

Utilities (0.9%)
	Arctic LNG Carriers, Ltd., Term Loan
2,930,200	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b]	2,875,259
	Core and Main, LP, Term Loan
1,196,775	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	1,195,279
	EnergySolutions, LLC, Term Loan
886,050	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	850,608
	TerraForm Power Operating, LLC, Term Loan
804,787	4.234%, (LIBOR 1M + 2.000%), 11/8/2022[b]	803,781

	Total	5,724,927

	Total Bank Loans (cost $175,034,625)	171,994,359

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Asset-Backed Securities (5.2%)
	Apidos CLO XXIV
1,400,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	1,382,311
	Assurant CLO III, Ltd.
1,350,000	3.508%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class Ab,g	1,347,882
	Babson CLO, Ltd.
1,350,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	1,302,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Asset-Backed Securities (5.2%) - continued
	Benefit Street Partners CLO IV, Ltd.
$850,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	$849,596
	Business Jet Securities, LLC
977,787	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	986,339
	Cent CLO, LP
2,700,000	4.576%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	2,700,232
	College Ave Student Loans, LLC
669,063	3.916%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	678,801
	Foundation Finance Trust
571,715	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	572,936
	Harley Marine Financing, LLC
1,295,288	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,070,232
	Madison Park Funding XIV, Ltd.
1,250,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,237,980
	Myers Park CLO, Ltd.
1,275,000	3.678%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,259,311
	OHA Credit Funding 1, Ltd.
1,085,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,071,647
	OZLM Funding II, Ltd.
2,170,000	3.766%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	2,156,672
	OZLM IX, Ltd.
2,000,000	3.828%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	1,989,710
	Palmer Square Loan Funding, Ltd.
850,000	4.528%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	850,173
	Park Avenue Institutional Advisers CLO, Ltd.
2,200,000	3.778%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	2,166,386
	Preston Ridge Partners Mortgage Trust, LLC
122,303	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	123,134
	Pretium Mortgage Credit Partners, LLC
1,800,000	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[g,h]	1,800,216
	Riserva CLO, Ltd.
1,125,000	4.000%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	1,119,087
	Saxon Asset Securities Trust
154,806	3.892%, 8/25/2035, Ser. 2004-2, Class MF2	151,161

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Asset-Backed Securities (5.2%) - continued
	Sound Point CLO X, Ltd.
$1,150,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	$1,121,190
	Sound Point CLO XXI, Ltd.
2,200,000	3.717%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	2,165,590
	Spirit Master Funding, LLC
1,635,514	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	1,687,558
	THL Credit Wind River CLO, Ltd.
1,150,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,g	1,124,916
	Vericrest Opportunity Loan Transferee
1,300,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	1,301,260

	Total	32,217,106

Basic Materials (0.9%)
	Anglo American Capital plc
234,000	4.125%, 9/27/2022[g]	242,936
	BHP Billiton Finance USA, Ltd.
249,000	6.750%, 10/19/2075[b,g]	289,463
	CF Industries, Inc.
645,000	3.450%, 6/1/2023	651,450
	Element Solutions, Inc.
420,000	5.875%, 12/1/2025[g]	427,350
	First Quantum Minerals, Ltd.
760,000	7.500%, 4/1/2025[g]	743,850
	Kinross Gold Corporation
117,000	5.125%, 9/1/2021	121,130
	Novelis Corporation
730,000	5.875%, 9/30/2026[g]	756,463
	Olin Corporation
700,000	5.125%, 9/15/2027	703,813
	Packaging Corporation of America
193,000	2.450%, 12/15/2020	192,907
	Peabody Securities Finance Corporation
535,000	6.375%, 3/31/2025[g]	551,050
	Sherwin-Williams Company
232,000	2.250%, 5/15/2020	231,659
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[g]	203,201
	Tronox Finance plc
420,000	5.750%, 10/1/2025[g]	395,325
	Vale Overseas, Ltd.
71,000	4.375%, 1/11/2022	73,131
	Xstrata Finance Canada, Ltd.
175,000	4.950%, 11/15/2021[g]	183,134

	Total	5,766,862

Capital Goods (2.0%)
	AECOM
775,000	5.875%, 10/15/2024	837,000
	Amsted Industries, Inc.
520,000	5.625%, 7/1/2027[g]	546,156
	Ardagh Packaging Finance plc
720,000	6.000%, 2/15/2025[g]	743,400
	Bombardier, Inc.
1,080,000	7.500%, 3/15/2025[g]	1,098,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Capital Goods (2.0%) - continued
	Building Materials Corporation of America
$825,000	6.000%, 10/15/2025[g]	$863,156
	Caterpillar Financial Services Corporation
188,000	1.850%, 9/4/2020	187,321
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[g]	851,787
	Cintas Corporation No. 2
174,000	2.900%, 4/1/2022	176,253
	CNH Industrial Capital, LLC
180,000	4.875%, 4/1/2021	186,226
	Covanta Holding Corporation
380,000	6.000%, 1/1/2027	392,350
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	696,937
	Crown Cork & Seal Company, Inc.
530,000	7.375%, 12/15/2026	622,750
	General Electric Company
430,000	5.000%, 1/21/2021[b,i]	416,563
	H&E Equipment Services, Inc.
675,000	5.625%, 9/1/2025	693,563
	L3Harris Technologies, Inc.
195,000	4.950%, 2/15/2021[g]	200,831
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	160,381
	Owens-Brockway Glass Container, Inc.
835,000	5.000%, 1/15/2022[g]	860,050
	Parker-Hannifin Corporation
250,000	2.700%, 6/14/2024	251,068
	Republic Services, Inc.
127,000	2.500%, 8/15/2024[e]	127,164
	Reynolds Group Issuer, Inc.
750,000	5.125%, 7/15/2023[g]	763,125
	Rockwell Collins, Inc.
126,000	2.800%, 3/15/2022	127,321
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,345
	Textron Financial Corporation
500,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	386,750
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	889,200
	United Technologies Corporation
235,000	3.950%, 8/16/2025	253,154
	Waste Management, Inc.
126,000	2.950%, 6/15/2024	129,120

	Total	12,520,196

Collateralized Mortgage Obligations (8.9%)
	Antler Mortgage Trust
1,050,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,061,986
3,450,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	3,469,304
	Banc of America Alternative Loan Trust
583,134	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	559,463
	Banc of America Mortgage Securities Trust
1,193,276	4.434%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	1,186,742

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (8.9%) -continued
	Banc of America Mortgage Securities, Inc.
$201,781	4.327%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	$197,913
	Bellemeade Re 2018-1, Ltd.
2,200,000	3.866%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	2,205,663
	Cascade Funding Mortgage Trust
669,150	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	668,331
	CHL Mortgage Pass-Through Trust
534,132	4.255%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	520,789
151,965	6.250%, 9/25/2036, Ser. 2006-13, Class 1A15	119,017
366,812	6.000%, 4/25/2037, Ser. 2007-3, Class A18	307,146
244,541	6.000%, 4/25/2037, Ser. 2007-3, Class A33	204,764
1,280,672	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,091,209
	CIM Trust
943,878	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	983,306
	Countrywide Alternative Loan Trust
722,971	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	682,834
693,744	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	656,254
305,984	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	187,086
380,412	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	378,631
232,789	7.000%, 10/25/2037, Ser. 2007-24, Class A10	134,416
	Countrywide Home Loan Mortgage Pass Through Trust
353,785	4.013%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	318,288
	Credit Suisse First Boston Mortgage Securities Corporation
132,995	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	135,004
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
992,714	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,032,271
	Eagle Re, Ltd.
500,000	4.066%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	498,835
	Federal Home Loan Mortgage Corporation - REMIC
2,296,062	3.000%, 7/15/2027, Ser. 4084, Class NIj	174,713
	Federal National Mortgage Association - REMIC
5,294,844	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	359,897
2,054,538	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	139,380
5,404,894	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	385,583

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (8.9%) -continued
$9,284,948	3.000%, 3/25/2028, Ser. 2013-18, Class ILj	$642,143
2,961,786	2.500%, 6/25/2028, Ser. 2013-87, Class IWj	203,587
	First Horizon Alternative Mortgage Securities Trust
370,172	4.273%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	365,477
	FWD Securitization Trust
1,959,767	2.810%, 7/25/2049, Ser. 2019-INV1, Class A1[b,g]	1,956,579
	GMAC Mortgage Corporation Loan Trust
266,921	4.074%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	261,971
141,535	2.766%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,k]	163,200
96,903	4.085%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	91,793
	Greenpoint Mortgage Funding Trust
233,226	2.466%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	209,638
	Home Equity Asset Trust
1,149,451	3.586%, (LIBOR 1M + 1.320%), 8/25/2033, Ser. 2003-2, Class M1[b]	1,157,989
	IndyMac INDA Mortgage Loan Trust
2,770,866	3.925%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	2,670,623
	IndyMac INDX Mortgage Loan Trust
1,043,503	2.476%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	984,181
	J.P. Morgan Alternative Loan Trust
724,105	4.290%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	682,559
438,570	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	366,939
	J.P. Morgan Mortgage Trust
431,915	4.519%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	440,871
	Legacy Mortgage Asset Trust
1,385,990	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	1,403,069
	Lehman Mortgage Trust
112,661	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	115,671
	Long Beach Mortgage Loan Trust
930,617	3.766%, (LIBOR 1M + 1.500%), 9/25/2034, Ser. 2004-5, Class M3[b]	947,073
	Master Asset Securitization Trust
821,531	2.766%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	354,537
	Merrill Lynch Alternative Note Asset Trust
365,530	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	273,083

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (8.9%) -continued
	Merrill Lynch Mortgage Investors Trust
$764,051	4.357%, 6/25/2035, Ser. 2005-A5, Class M1[b]	$791,735
	Oak Hill Advisors Residential Loan Trust
667,056	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	665,776
	Oaktown Re III, Ltd.
2,050,000	3.666%, (LIBOR 1M + 1.400%), 7/25/2029, Ser. 2019-1A, Class M1Ab,g	2,050,249
	Preston Ridge Partners Mortgage Trust, LLC
1,458,490	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	1,475,368
	Preston Ridge Partners Mortgage, LLC
409,056	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	412,879
	Pretium Mortgage Credit Partners, LLC
1,099,824	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,106,934
	Radnor RE, Ltd.
845,855	3.666%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	847,891
	RCO 2017-INV1 Trust
888,017	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	881,564
	Renaissance Home Equity Loan Trust
1,372,572	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[h]	713,618
	Residential Accredit Loans, Inc. Trust
408,265	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	404,417
319,076	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	301,094
469,012	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	438,815
348,062	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	334,798
	Residential Asset Securitization Trust
343,705	6.198%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	283,376
90,282	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	62,201
	Residential Funding Mortgage Security I Trust
474,988	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	464,319
	Sequoia Mortgage Trust
469,970	3.829%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	382,719
	Starwood Mortgage Residential Trust
1,088,115	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	1,112,621
	Structured Adjustable Rate Mortgage Loan Trust
239,756	4.246%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	225,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Collateralized Mortgage Obligations (8.9%) - continued
	Structured Asset Mortgage Investments, Inc.
$599,802	2.576%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	$595,614
	Toorak Mortgage Corporation
1,750,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	1,761,536
2,100,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	2,103,368
	Vericrest Opportunity Loan Trust
841,900	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	841,704
584,920	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	588,558
	Verus Securitization Trust 2019-2
1,144,248	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,152,711
	Wachovia Asset Securitization, Inc.
754,551	2.406%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class Ab,g,k	701,921
	WaMu Mortgage Pass Through Certificates
99,445	3.910%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	95,558
802,505	3.389%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	757,742
386,086	3.249%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	373,647
	Wells Fargo Home Equity Trust
457,518	2.766%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	451,252
	Wells Fargo Mortgage Backed Securities Trust
604,328	5.500%, 1/25/2036, Ser. 2005-18, Class 1A1	605,800
390,355	4.991%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	400,658
482,601	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	474,890
72,981	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	73,432
62,229	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	62,793

	Total	54,946,369

Communications Services (2.5%)
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	877,187
	American Tower Corporation
170,000	2.800%, 6/1/2020	170,341
126,000	2.950%, 1/15/2025	126,796
	AT&T, Inc.
496,000	4.450%, 4/1/2024	533,517
	British Sky Broadcasting Group plc
116,000	2.625%, 9/16/2019[g]	115,993
	CCO Holdings, LLC
500,000	5.500%, 5/1/2026[g]	521,875
360,000	5.125%, 5/1/2027[g]	371,250

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Communications Services (2.5%) - continued
	CCOH Safari, LLC
$860,000	5.750%, 2/15/2026[g]	$905,976
	Charter Communications Operating, LLC
277,000	3.579%, 7/23/2020	279,184
117,000	4.500%, 2/1/2024	124,210
120,000	4.908%, 7/23/2025	129,429
	Comcast Corporation
234,000	1.625%, 1/15/2022	230,932
118,000	3.700%, 4/15/2024	124,783
118,000	3.950%, 10/15/2025	126,939
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	80,949
125,000	3.150%, 7/15/2023	127,499
	CSC Holdings, LLC
575,000	5.500%, 5/15/2026[g]	600,875
60,000	5.500%, 4/15/2027[g]	62,850
	Discovery Communications, LLC
231,000	2.950%, 3/20/2023	233,237
	Embarq Corporation
370,000	7.995%, 6/1/2036	359,825
	Fox Corporation
242,000	4.030%, 1/25/2024[g]	256,364
	Gray Escrow, Inc.
700,000	7.000%, 5/15/2027[g]	765,625
	Level 3 Communications, Inc.
500,000	5.375%, 1/15/2024	506,810
	Level 3 Financing, Inc.
670,000	5.250%, 3/15/2026	697,638
	Moody’s Corporation
117,000	2.750%, 12/15/2021	117,741
	Neptune Finco Corporation
306,000	10.875%, 10/15/2025[g]	348,555
	Netflix, Inc.
690,000	4.875%, 4/15/2028	712,856
	Nexstar Escrow Corporation
550,000	5.625%, 8/1/2024[g]	571,313
	Sirius XM Radio, Inc.
720,000	5.000%, 8/1/2027[g]	742,500
	Sprint Corporation
1,315,000	7.625%, 2/15/2025	1,456,402
	Telefonica Emisiones SAU
250,000	4.570%, 4/27/2023	269,051
	T-Mobile USA, Inc.
1,090,000	4.500%, 2/1/2026	1,110,438
	Verizon Communications, Inc.
287,000	2.946%, 3/15/2022	292,347
252,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	256,262
	Viacom, Inc.
178,000	4.250%, 9/1/2023	187,560
245,000	5.875%, 2/28/2057[b]	253,575
	Virgin Media Secured Finance plc
710,000	5.250%, 1/15/2026[g]	725,088
	Vodafone Group plc
189,000	3.750%, 1/16/2024	197,244

	Total	15,571,016

Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
870,000	5.000%, 10/1/2024[g]	883,877
	American Honda Finance Corporation
175,000	2.000%, 2/14/2020	174,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Consumer Cyclical (2.8%) - continued
	Brookfield Property REIT, Inc.
$360,000	5.750%,5/15/2026[g]	$371,700
	Brookfield Residential Properties, Inc.
570,000	6.125%,7/1/2022[g]	575,768
	Cinemark USA, Inc.
694,000	4.875%,6/1/2023	702,758
	D.R. Horton, Inc.
188,000	2.550%,12/1/2020	187,892
	Daimler Finance North America, LLC
170,000	3.115%,(LIBOR 3M + 0.550%), 5/4/2021[b,g]	170,197
	Ford Motor Credit Company, LLC
250,000	2.597%,11/4/2019	249,930
174,000	3.336%,3/18/2021	174,916
245,000	5.596%,1/7/2022	258,526
219,000	3.350%,11/1/2022	218,692
	General Motors Financial Company, Inc.
174,000	2.650%,4/13/2020	174,169
174,000	4.375%,9/25/2021	179,664
118,000	4.200%,11/6/2021	121,594
116,000	3.150%,6/30/2022	116,765
97,000	6.500%,9/30/2028[b,i]	94,571
	Hanesbrands, Inc.
540,000	4.875%,5/15/2026[g]	564,300
	Harley-Davidson Financial Services, Inc.
186,000	4.050%,2/4/2022[g]	191,457
	Home Depot, Inc.
160,000	2.625%,6/1/2022	161,892
	Hyundai Capital America
189,000	3.000%,6/20/2022[g]	189,095
	L Brands, Inc.
658,000	6.694%,1/15/2027	653,065
	Landry’s, Inc.
700,000	6.750%,10/15/2024[g]	720,566
	Lennar Corporation
175,000	2.950%,11/29/2020	175,000
66,000	4.125%,1/15/2022	67,403
870,000	4.500%,4/30/2024	907,410
	Live Nation Entertainment, Inc.
175,000	5.375%,6/15/2022[g]	177,188
355,000	4.875%,11/1/2024[g]	366,094
365,000	5.625%,3/15/2026[g]	386,444
	Macy’s Retail Holdings, Inc.
50,000	3.875%,1/15/2022	50,617
86,000	2.875%,2/15/2023	84,723
	Mattamy Group Corporation
580,000	6.500%,10/1/2025[g]	607,550
	McDonald’s Corporation
248,000	3.350%,4/1/2023	257,047
	MGM Resorts International
620,000	6.000%,3/15/2023	672,700
685,000	5.750%,6/15/2025	740,451
	Navistar International Corporation
655,000	6.625%,11/1/2025[g]	674,650
	New Red Finance, Inc.
590,000	4.250%,5/15/2024[g]	602,992
	Prime Security Services Borrower, LLC
209,000	9.250%,5/15/2023[g]	219,581
350,000	5.750%,4/15/2026[g]	365,330
	Ralph Lauren Corporation
160,000	2.625%,8/18/2020	160,498

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Consumer Cyclical (2.8%) - continued
	Scientific Games International, Inc.
$360,000	5.000%,10/15/2025[g]	$368,100
	ServiceMaster Company, LLC
710,000	5.125%,11/15/2024[g]	734,644
	Six Flags Entertainment Corporation
730,000	4.875%,7/31/2024[g]	746,425
	Viking Cruises, Ltd.
510,000	5.875%,9/15/2027[g]	527,850
	Visa, Inc.
160,000	2.200%,12/14/2020	160,206
	Volkswagen Group of America Finance, LLC
200,000	4.250%,11/13/2023[g]	212,506
	Yum! Brands, Inc.
870,000	5.000%,6/1/2024[g]	898,275

	Total	17,299,818

Consumer Non-Cyclical (3.0%)
	Abbott Laboratories
234,000	2.550%,3/15/2022	235,565
123,000	3.400%,11/30/2023	127,984
	AbbVie, Inc.
234,000	2.500%,5/14/2020	233,998
117,000	2.900%,11/6/2022	118,083
	Albertson’s Companies, LLC
750,000	6.625%,6/15/2024	781,875
	Allergan, Inc.
126,000	2.800%,3/15/2023	126,097
	Altria Group, Inc.
126,000	3.800%,2/14/2024	131,238
124,000	4.400%,2/14/2026	132,336
	Anheuser-Busch Companies, LLC
124,000	3.650%,2/1/2026	130,810
	Anheuser-Busch InBev Finance, Inc.
105,000	3.300%,2/1/2023	107,981
	Anheuser-Busch InBev Worldwide, Inc.
178,000	4.150%,1/23/2025	191,519
	BAT Capital Corporation
117,000	2.764%,8/15/2022	117,036
178,000	3.222%,8/15/2024	179,464
	Bayer U.S. Finance II, LLC
225,000	3.500%,6/25/2021[g]	228,269
	Becton, Dickinson and Company
248,000	3.363%,6/6/2024	256,223
	Boston Scientific Corporation
248,000	3.450%,3/1/2024	257,623
	Bunge, Ltd. Finance Corporation
160,000	3.500%,11/24/2020	161,800
	Celgene Corporation
178,000	3.625%,5/15/2024	185,552
	Centene Corporation
710,000	4.750%,1/15/2025	724,214
	Cigna Corporation
235,000	4.125%,11/15/2025[g]	249,591
	Conagra Brands, Inc.
118,000	3.800%,10/22/2021	121,243
118,000	4.300%,5/1/2024	125,574
	Constellation Brands, Inc.
252,000	4.250%,5/1/2023	266,803
	CVS Health Corporation
117,000	2.750%,12/1/2022	117,250
382,000	3.700%,3/9/2023	394,493
252,000	4.100%,3/25/2025	265,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Energizer Holdings, Inc.
$745,000	6.375%, 7/15/2026[g,l]	$776,662
	Express Scripts Holding Company
117,000	4.750%, 11/15/2021	122,741
	Forest Laboratories, LLC
57,000	4.875%, 2/15/2021[g]	58,586
	General Mills, Inc.
126,000	3.700%, 10/17/2023	132,012
126,000	3.650%, 2/15/2024	131,459
	HCA, Inc.
1,040,000	5.375%, 2/1/2025	1,124,718
	Imperial Brands Finance plc
127,000	3.125%, 7/26/2024[g]	126,653
	J.M. Smucker Company
123,000	2.200%, 12/6/2019	122,832
	JBS USA Lux SA
770,000	5.500%, 1/15/2030[e,g]	769,037
	JBS USA, LLC
615,000	5.750%, 6/15/2025[g]	634,988
	Kellogg Company
254,000	3.125%, 5/17/2022	257,732
	Keurig Dr Pepper, Inc.
252,000	3.551%, 5/25/2021	256,709
	Kraft Heinz Foods Company
248,000	5.375%, 2/10/2020	251,444
126,000	4.000%, 6/15/2023	131,826
	Kroger Company
122,000	2.800%, 8/1/2022	123,008
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	161,292
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[g]	178,201
	Mylan NV
126,000	3.150%, 6/15/2021	127,147
	Par Pharmaceutical, Inc.
360,000	7.500%, 4/1/2027[g]	326,700
	Pernod Ricard SA
130,000	5.750%, 4/7/2021[g]	136,826
	Post Holdings, Inc.
590,000	5.500%, 3/1/2025[g]	613,600
	Reynolds American, Inc.
126,000	4.850%, 9/15/2023	135,749
	Shire Acquisitions Investments Ireland Designated Activity Company
185,000	1.900%, 9/23/2019	184,852
232,000	2.400%, 9/23/2021	231,540
	Simmons Foods, Inc.
635,000	5.750%, 11/1/2024[g]	581,025
	Smithfield Foods, Inc.
175,000	2.700%, 1/31/2020[g]	174,606
	Spectrum Brands, Inc.
540,000	5.750%, 7/15/2025	559,413
	Teleflex, Inc.
650,000	4.625%, 11/15/2027	674,960
	Tenet Healthcare Corporation
720,000	4.625%, 7/15/2024	733,500
	Teva Pharmaceutical Finance Netherlands III BV
165,000	2.200%, 7/21/2021	154,844
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	552,063
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	164,752

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Consumer Non-Cyclical (3.0%) - continued
	VRX Escrow Corporation
$1,400,000	6.125%, 4/15/2025[g]	$1,432,830
	Zimmer Biomet Holdings, Inc.
252,000	3.550%, 4/1/2025	260,416
	Zoetis, Inc.
175,000	3.450%, 11/13/2020	176,945

	Total	18,549,543

Energy (2.8%)
	Alliance Resource Operating Partners, LP
545,000	7.500%, 5/1/2025[g]	559,987
	Anadarko Petroleum Corporation
48,000	4.850%, 3/15/2021	49,508
	Antero Resources Corporation
70,000	5.125%, 12/1/2022	66,850
600,000	5.625%, 6/1/2023[l]	568,500
	BP Capital Markets America, Inc.
490,000	2.520%, 9/19/2022	492,432
	BP Capital Markets plc
117,000	2.315%, 2/13/2020	116,969
	Canadian Natural Resources, Ltd.
120,000	2.950%, 1/15/2023	121,225
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[g]	141,071
	Cheniere Corpus Christi Holdings, LLC
625,000	7.000%, 6/30/2024	710,950
	Cheniere Energy Partners, LP
875,000	5.625%, 10/1/2026	925,312
	Chesapeake Energy Corporation
715,000	7.000%, 10/1/2024	580,937
	Continental Resources, Inc.
93,000	5.000%, 9/15/2022	93,955
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023	559,652
	Diamondback Energy, Inc.
787,000	4.750%, 11/1/2024	808,406
	Enbridge, Inc.
120,000	2.900%, 7/15/2022	121,457
459,000	6.250%, 3/1/2078[b]	477,686
	Energy Transfer Operating, LP
126,000	4.200%, 9/15/2023	132,143
252,000	5.875%, 1/15/2024	279,753
143,000	6.625%, 2/15/2028[b,i]	135,850
	EnLink Midstream Partners, LP
720,000	4.850%, 7/15/2026	730,800
	Enterprise Products Operating, LLC
355,000	4.875%, 8/16/2077[b]	340,608
	EOG Resources, Inc.
160,000	2.625%, 3/15/2023	161,556
	EQM Midstream Partners LP
178,000	4.750%, 7/15/2023	181,914
	Hess Corporation
126,000	3.500%, 7/15/2024	126,950
	Kinder Morgan Energy Partners, LP
234,000	3.450%, 2/15/2023	240,141
	Marathon Oil Corporation
118,000	2.700%, 6/1/2020	118,092
	Marathon Petroleum Corporation
126,000	4.750%, 12/15/2023	136,541
	MPLX, LP
175,000	4.500%, 7/15/2023	185,597
	Nabors Industries, Inc.
550,000	5.750%, 2/1/2025	477,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Energy (2.8%) - continued
	Newfield Exploration Company
$126,000	5.625%, 7/1/2024	$138,999
	Noble Energy, Inc.
189,000	3.900%, 11/15/2024	196,952
	ONEOK Partners, LP
120,000	3.800%, 3/15/2020	120,663
	Parsley Energy, LLC
550,000	5.625%, 10/15/2027[g]	567,875
	Petroleos Mexicanos
115,000	6.375%, 2/4/2021	118,968
	Plains All American Pipeline, LP
273,000	5.000%, 2/1/2021	280,830
307,000	6.125%, 11/15/2022[b,i]	296,089
	Precision Drilling Corporation
170,000	7.750%, 12/15/2023	170,850
260,000	7.125%, 1/15/2026[g]	247,000
	Sabine Pass Liquefaction, LLC
117,000	6.250%, 3/15/2022	126,403
117,000	5.625%, 4/15/2023	127,165
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[g]	161,221
	Southwestern Energy Company
635,000	7.500%, 4/1/2026	555,625
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	164,277
	Sunoco, LP
375,000	5.500%, 2/15/2026	388,125
355,000	5.875%, 3/15/2028	367,425
	Tallgrass Energy Partners, LP
1,090,000	5.500%, 1/15/2028[g]	1,081,498
	Transocean Guardian, Ltd.
614,100	5.875%, 1/15/2024[g]	626,382
	W&T Offshore, Inc.
700,000	9.750%, 11/1/2023[g]	670,250
	Western Gas Partners, LP
120,000	4.000%, 7/1/2022	122,182
	Williams Partners, LP
250,000	4.000%, 11/15/2021	257,277
	WPX Energy, Inc.
480,000	5.750%, 6/1/2026	493,200

	Total	16,921,223

Financials (6.7%)
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	162,819
	AIG Global Funding
242,000	2.150%, 7/2/2020[g]	241,451
	Air Lease Corporation
235,000	2.500%, 3/1/2021	235,110
	Aircastle, Ltd.
168,000	5.000%, 4/1/2023	177,404
	Ally Financial, Inc.
540,000	5.750%, 11/20/2025	602,775
	American Express Company
126,000	3.375%, 5/17/2021	128,243
127,000	3.700%, 8/3/2023	132,745
124,000	3.400%, 2/22/2024	128,593
	Ares Capital Corporation
248,000	3.875%, 1/15/2020	248,920
	Athene Global Funding
187,000	4.000%, 1/25/2022[g]	193,339
	Australia and New Zealand Banking Group, Ltd.
270,000	6.750%, 6/15/2026[b,g,i]	297,675

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.7%) - continued
	Avolon Holdings Funding, Ltd.
$62,000	5.250%, 5/15/2024[g]	$66,552
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,i]	188,750
	Banco Santander SA
200,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	200,940
	Bank of America Corporation
250,000	2.738%, 1/23/2022[b]	250,790
252,000	3.499%, 5/17/2022[b]	256,420
373,000	3.550%, 3/5/2024[b]	385,105
293,000	5.125%, 6/20/2024[b,i]	296,662
491,000	3.864%, 7/23/2024[b]	514,703
252,000	4.200%, 8/26/2024	267,658
124,000	3.458%, 3/15/2025[b]	128,298
	Bank of Montreal
378,000	3.300%, 2/5/2024	390,667
	Bank of New York Mellon Corporation
234,000	2.600%, 2/7/2022	236,054
	Bank of Nova Scotia
126,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	126,418
174,000	2.700%, 3/7/2022	175,933
247,000	2.375%, 1/18/2023	246,936
	Barclays plc
225,000	4.610%, 2/15/2023[b]	231,604
381,000	7.750%, 9/15/2023[b,i]	388,144
200,000	4.338%, 5/16/2024[b]	205,573
	BB&T Corporation
245,000	2.150%, 2/1/2021	244,305
127,000	2.500%, 8/1/2024	126,726
302,000	4.800%, 9/1/2024[b,i]	299,735
	BNP Paribas SA
523,000	7.625%, 3/30/2021[b,g,i]	551,127
	BPCE SA
126,000	3.000%, 5/22/2022[g]	127,170
	Camden Property Trust
126,000	4.875%, 6/15/2023	136,225
	Capital One Bank USA NA
189,000	3.375%, 2/15/2023	193,107
	Capital One Financial Corporation
354,000	3.050%, 3/9/2022	358,487
	Central Fidelity Capital Trust I
310,000	3.303%, (LIBOR 3M + 1.000%), 4/15/2027[b]	288,300
	CIT Group, Inc.
655,000	4.750%, 2/16/2024	695,119
	Citigroup, Inc.
234,000	2.650%, 10/26/2020	234,672
363,000	2.350%, 8/2/2021	362,843
116,000	2.750%, 4/25/2022	116,918
125,000	2.946%, (LIBOR 3M + 0.690%), 10/27/2022[b]	125,241
244,000	3.142%, 1/24/2023[b]	247,291
373,000	3.352%, 4/24/2025[b]	383,658
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,455
	CNA Financial Corporation
128,000	5.750%, 8/15/2021	136,070
145,000	3.950%, 5/15/2024	152,762
	Commonwealth Bank of Australia
232,000	2.250%, 3/10/2020[g]	231,799
	Compass Bank
250,000	3.500%, 6/11/2021	253,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.7%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$232,000	3.950%, 11/9/2022	$240,647
	Credit Agricole SA
116,000	3.375%, 1/10/2022[g]	118,023
213,600	8.125%, 12/23/2025[b,g,i]	247,509
	Credit Suisse Group AG
174,000	7.500%, 7/17/2023[b,g,i]	184,875
508,000	7.500%, 12/11/2023[b,g,i]	560,324
	Credit Suisse Group Funding (Guernsey), Ltd.
350,000	3.800%, 9/15/2022	361,737
	Danske Bank AS
200,000	5.000%, 1/12/2022[g]	209,551
	Deutsche Bank AG
125,000	2.700%, 7/13/2020	124,404
348,000	4.250%, 10/14/2021	351,804
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	100,900
	Digital Realty Trust, LP
185,000	2.750%, 2/1/2023	184,992
	Discover Bank
70,000	8.700%, 11/18/2019	71,206
	Discover Bank of Greenwood Delaware
126,000	4.200%, 8/8/2023	133,587
	Fidelity National Financial, Inc.
184,000	5.500%, 9/1/2022	198,797
	Fifth Third Bancorp
175,000	2.600%, 6/15/2022	176,155
124,000	3.650%, 1/25/2024	129,803
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[g]	293,609
	GE Capital International Funding Company
487,000	3.373%, 11/15/2025	495,914
	General Electric Capital Corporation
124,000	3.100%, 1/9/2023	125,090
	Goldman Sachs Group, Inc.
232,000	5.375%, 5/10/2020[b,i]	234,158
234,000	5.250%, 7/27/2021	246,363
175,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	176,431
234,000	3.000%, 4/26/2022	235,934
187,000	2.876%, 10/31/2022[b]	188,224
120,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	120,623
248,000	3.625%, 2/20/2024	257,582
295,000	5.500%, 8/10/2024[b,i,l]	304,587
	Hartford Financial Services Group, Inc.
116,000	4.643%, (LIBOR 3M + 2.125%), 2/12/2047[b,g]	100,340
	Hilton Worldwide Finance, LLC
710,000	4.625%, 4/1/2025	727,750
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	151,985
	HSBC Holdings plc
348,000	3.400%, 3/8/2021	352,648
234,000	6.875%, 6/1/2021[b,i]	244,062
150,000	6.375%, 9/17/2024[b,i]	155,943
225,000	3.803%, 3/11/2025[b]	233,033
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	202,148

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.7%) - continued
	Icahn Enterprises, LP
$235,000	6.750%, 2/1/2024	$243,935
325,000	6.375%, 12/15/2025	339,625
	ILFC E-Capital Trust II
1,165,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,g]	832,975
	ING Groep NV
265,000	6.000%, 4/16/2020[b,i]	266,564
225,000	4.100%, 10/2/2023	237,975
	International Lease Finance Corporation
234,000	4.625%, 4/15/2021	241,378
234,000	5.875%, 8/15/2022	254,906
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	367,061
235,000	4.875%, 9/15/2027[g]	233,238
	J.P. Morgan Chase & Company
175,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	175,539
300,000	2.776%, 4/25/2023[b]	302,050
252,000	3.375%, 5/1/2023	258,521
195,000	5.150%, 5/1/2023[b,i]	198,865
231,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	234,816
300,000	5.000%, 8/1/2024[b,i]	303,450
252,000	3.875%, 9/10/2024	264,342
490,000	4.023%, 12/5/2024[b]	518,745
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[g]	56,133
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	132,475
135,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	112,050
	Lloyds Banking Group plc
225,000	3.900%, 3/12/2024	232,878
270,000	6.657%, 5/21/2037[b,g,i]	285,188
	Macquarie Bank, Ltd.
307,000	6.125%, 3/8/2027[b,g,i]	305,275
	Marsh & McLennan Companies, Inc.
180,000	3.875%, 3/15/2024	190,690
	Mitsubishi UFJ Financial Group, Inc.
117,000	2.998%, 2/22/2022	118,469
187,000	2.623%, 7/18/2022	187,362
250,000	3.455%, 3/2/2023	257,571
124,000	3.407%, 3/7/2024	128,144
	Mizuho Financial Group, Inc.
187,000	2.721%, 7/16/2023[b]	187,727
	Morgan Stanley
234,000	2.800%, 6/16/2020	234,749
232,000	5.500%, 7/28/2021	245,445
116,000	2.750%, 5/19/2022	116,871
150,000	4.875%, 11/1/2022	160,302
250,000	3.125%, 1/23/2023	254,769
124,000	2.720%, 7/22/2025[b]	124,189
	MPT Operating Partnership LP/MPT Finance Corporation
380,000	4.625%, 8/1/2029	384,513
	MPT Operating Partnership, LP
370,000	5.500%, 5/1/2024	379,713
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,i]	213,300
	Park Aerospace Holdings, Ltd.
62,000	4.500%, 3/15/2023[g]	64,252
	PNC Bank NA
234,000	2.450%, 11/5/2020	234,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.7%) - continued
	PNC Financial Services Group, Inc.
$126,000	3.500%, 1/23/2024	$131,882
	Quicken Loans, Inc.
830,000	5.750%, 5/1/2025[g]	857,075
	Realty Income Corporation
174,000	5.750%, 1/15/2021	180,831
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	136,385
126,000	3.800%, 8/14/2023	132,037
	Reinsurance Group of America, Inc.
175,000	4.700%, 9/15/2023	188,376
	Royal Bank of Canada
232,000	2.125%, 3/2/2020	231,762
	Royal Bank of Scotland Group plc
360,000	8.625%, 8/15/2021[b,i]	382,950
126,000	6.125%, 12/15/2022	135,440
126,000	6.100%, 6/10/2023	135,603
685,000	5.125%, 5/28/2024	718,302
230,000	4.269%, 3/22/2025[b]	235,666
289,000	7.648%, 9/30/2031[b,i]	381,480
	Santander Holdings USA, Inc.
178,000	4.450%, 12/3/2021	184,517
	Santander UK Group Holdings plc
253,000	2.875%, 8/5/2021	252,833
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	160,307
225,000	2.500%, 7/15/2021	225,779
	SITE Centers Corporation
62,000	4.625%, 7/15/2022	64,397
	Societe Generale SA
450,000	8.000%, 9/29/2025[b,g,i]	500,063
	Standard Chartered plc
35,000	2.100%, 8/19/2019[g]	34,991
	State Street Capital Trust IV
840,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	651,000
	State Street Corporation
160,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	161,328
	Sumitomo Mitsui Financial Group, Inc.
116,000	2.784%, 7/12/2022	116,968
496,000	2.778%, 10/18/2022	500,567
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	125,828
	Synchrony Financial
75,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	75,298
127,000	2.850%, 7/25/2022	127,079
110,000	4.250%, 8/15/2024	115,190
	Toronto-Dominion Bank
170,000	2.550%, 1/25/2021	170,811
124,000	3.250%, 3/11/2024	128,415
	UBS Group Funding Jersey, Ltd.
232,000	3.000%, 4/15/2021[g]	233,923
	USB Realty Corporation
747,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	642,420
	Ventas Realty, LP
126,000	3.100%, 1/15/2023	128,132
126,000	3.750%, 5/1/2024	131,641
	Wachovia Capital Trust II
100,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	92,500

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Financials (6.7%) - continued
	Wells Fargo & Company
$120,000	2.100%, 7/26/2021	$119,465
122,000	2.625%, 7/22/2022	122,676
357,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	361,927
252,000	4.125%, 8/15/2023	265,726
200,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	203,732
121,000	3.750%, 1/24/2024	126,844
	Welltower, Inc.
174,000	4.950%, 1/15/2021	179,170
	Westpac Banking Corporation
195,000	3.370%, (LIBOR 3M + 0.850%), 8/19/2021[b]	197,183

	Total	40,990,908

Mortgage-Backed Securities (12.6%)
	Federal Home Loan Mortgage Corporation
3,237,097	3.500%, 8/15/2035, Ser. 345, Class C8[j]	381,631
	Federal Home Loan Mortgage Corporation - REMIC
2,790,218	3.000%, 5/15/2027, Ser. 4046, Class GIj	193,961
3,678,916	3.500%, 10/15/2032, Ser. 4119, Class KIj	442,304
3,842,977	3.000%, 4/15/2033, Ser. 4203, Class DIj	295,923
	Federal National Mortgage Association
7,255,810	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	546,317
	Federal National Mortgage Association - REMIC
2,207,207	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	171,782
3,108,190	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	217,974
4,164,722	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	299,347
1,545,987	3.000%, 2/25/2028, Ser. 2013-2, Class GIj	114,676
4,067,564	3.000%, 11/25/2031, Ser. 2013-69, Class IOj	275,200
1,945,563	3.000%, 2/25/2033, Ser. 2013-1, Class YIj	229,114
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,674,000	3.000%, 8/1/2034[e]	2,726,707
22,455,000	3.500%, 8/1/2034[e]	23,193,495
10,200,000	3.000%, 8/1/2049[e]	10,290,047
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
21,658,000	3.500%, 8/1/2049[e]	22,176,607
	Government National Mortgage Association Conventional 30-Yr. Pass Through
15,506,000	4.500%, 8/1/2049[e]	16,145,413

	Total	77,700,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

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(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Technology (1.4%)
	Apple, Inc.
$232,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	$233,079
240,000	2.400%, 1/13/2023	242,172
441,000	3.450%, 5/6/2024	464,852
	Baidu, Inc.
122,000	3.000%, 6/30/2020	122,370
	Broadcom Corporation
247,000	2.650%, 1/15/2023	243,532
	CommScope Technologies Finance, LLC
690,000	6.000%, 6/15/2025[g]	627,900
	Dell International, LLC/EMC Corporation
186,000	4.000%, 7/15/2024[g]	191,567
	Diamond 1 Finance Corporation
358,000	5.450%, 6/15/2023[g]	386,193
	Diamond Sports Group, LLC
730,000	6.625%, 8/15/2027[e,g]	748,250
	Equinix, Inc.
640,000	5.750%, 1/1/2025	661,619
	Fidelity National Information Services, Inc.
195,000	2.250%, 8/15/2021	194,302
	Fiserv, Inc.
237,000	2.750%, 7/1/2024	238,220
	Harland Clarke Holdings Corporation
610,000	8.375%, 8/15/2022[g]	515,450
	Hewlett Packard Enterprise Company
283,000	3.600%, 10/15/2020	286,343
	Inception Merger Sub, Inc.
550,000	8.625%, 11/15/2024[g,l]	503,250
	Intel Corporation
120,000	1.700%, 5/19/2021	119,069
160,000	3.100%, 7/29/2022	164,516
	Marvell Technology Group, Ltd.
126,000	4.200%, 6/22/2023	131,715
	Microsoft Corporation
234,000	2.400%, 2/6/2022	235,912
	NetApp, Inc.
185,000	2.000%, 9/27/2019	184,833
	NXP BV/NXP Funding, LLC
189,000	4.875%, 3/1/2024[g]	202,682
	Oracle Corporation
170,000	2.500%, 5/15/2022	171,083
	Panasonic Corporation
187,000	2.536%, 7/19/2022[g]	187,091
	Plantronics, Inc.
560,000	5.500%, 5/31/2023[g]	569,800
	Seagate HDD Cayman
189,000	4.250%, 3/1/2022	193,211
	SS&C Technologies, Inc.
540,000	5.500%, 9/30/2027[g]	561,600
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	64,768

	Total	8,445,379

Transportation (0.5%)
	Air Canada Pass Through Trust
48,064	3.875%, 3/15/2023[g]	48,560
	Boeing Company
250,000	3.100%, 5/1/2026	257,026
	CSX Corporation
126,000	3.700%, 11/1/2023	132,044

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Transportation (0.5%) - continued
	Delta Air Lines, Inc.
$174,000	2.875%, 3/13/2020	$174,057
	Hertz Corporation
390,000	5.500%, 10/15/2024[g]	383,175
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	162,819
	Penske Truck Leasing Company, LP
124,000	3.375%, 2/1/2022[g]	126,247
	Ryder System, Inc.
236,000	3.500%, 6/1/2021	241,024
	Union Pacific Corporation
189,000	3.750%, 7/15/2025	201,366
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	163,904
	United Continental Holdings, Inc.
730,000	4.875%, 1/15/2025	762,850
	XPO Logistics, Inc.
230,000	6.125%, 9/1/2023[g]	236,693
375,000	6.750%, 8/15/2024[g]	399,731

	Total	3,289,496

Utilities (1.1%)
	Alabama Power Company
117,000	2.450%, 3/30/2022	117,550
	Ameren Corporation
160,000	2.700%, 11/15/2020	160,243
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	240,175
	Calpine Corporation
315,000	5.375%, 1/15/2023	317,363
350,000	5.875%, 1/15/2024[g]	357,875
	CenterPoint Energy, Inc.
120,000	2.500%, 9/1/2022	120,007
	Consolidated Edison, Inc.
117,000	2.000%, 3/15/2020	116,797
	Dominion Energy, Inc.
126,000	2.715%, 8/15/2021	126,224
126,000	3.071%, 8/15/2024	127,182
	DTE Energy Company
179,000	3.300%, 6/15/2022	182,463
	Duke Energy Corporation
250,000	2.400%, 8/15/2022	250,403
	Edison International
368,000	2.950%, 3/15/2023	364,109
	Eversource Energy
127,000	2.500%, 3/15/2021	127,042
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	138,608
175,000	2.950%, 1/15/2020	175,221
	FirstEnergy Corporation
184,000	2.850%, 7/15/2022	185,845
	Fortis, Inc.
160,000	2.100%, 10/4/2021	158,449
	NextEra Energy Partners, LP
620,000	4.250%, 9/15/2024[g]	626,200
	NiSource, Inc.
177,000	3.650%, 6/15/2023	184,062
550,000	5.650%, 6/15/2023[b,i]	547,151
	Oncor Electric Delivery Company, LLC
189,000	2.750%, 6/1/2024[g]	192,200
	Pinnacle West Capital Corporation
120,000	2.250%, 11/30/2020	119,815
	PPL Capital Funding, Inc.
252,000	3.950%, 3/15/2024	263,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

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Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (50.4%)	Value
Utilities (1.1%) - continued
	PSEG Power, LLC
$143,000	3.000%, 6/15/2021	$144,091
	Public Service Enterprise Group, Inc.
126,000	2.875%, 6/15/2024	127,564
	Sempra Energy
75,000	2.400%, 3/15/2020	74,897
	Southern Company
116,000	2.350%, 7/1/2021	115,681
	TerraForm Power Operating, LLC
695,000	5.000%, 1/31/2028[g]	705,425
	TransCanada Trust
547,000	5.875%, 8/15/2076[b]	573,683

	Total	6,939,466

	Total Long-Term Fixed Income (cost $308,663,730)	311,157,880

Shares	Registered Investment Companies (16.4%)	Value
Affiliated (15.1%)
9,364,746	Thrivent Core Emerging Markets Debt Fund	93,085,577

	Total	93,085,577

Unaffiliated (1.3%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	432,630
44,960	BlackRock Resources & Commodities Strategy Trust	354,734
131,500	Invesco Senior Loan ETF	3,000,830
13,700	Invesco Variable Rate Preferred ETF	345,377
85,976	MFS Intermediate Income Trust	329,288
95,073	Templeton Global Income Fund	616,073
36,445	Vanguard Short-Term Corporate Bond ETF	2,937,103
117,301	Western Asset High Income Opportunity Fund, Inc.	592,370

	Total	8,608,405

	Total Registered Investment Companies (cost $98,716,120)	101,693,982

Shares	Preferred Stock (1.0%)	Value
Consumer Staples (0.1%)
17,520	CHS, Inc., 7.100%[b,i]	473,566

	Total	473,566

Energy (0.1%)
58,690	Crestwood Equity Partners, LP, 9.250%[i]	554,034
2,800	Energy Transfer Operating, LP, 7.600%[b,i]	69,636
12,355	Nustar Logistics, LP, 9.037%[b]	320,859

	Total	944,529

Financials (0.7%)
7,320	Agribank FCB, 6.875%[b,i]	790,560
5,700	CoBank ACB, 6.250%[b,i]	604,200
850	First Tennessee Bank NA, 3.750%[b,g,i]	620,500
14,700	GMAC Capital Trust I, 8.303%[b]	387,492
6,500	Hartford Financial Services Group, Inc., 7.875%[b]	186,095
13,100	Morgan Stanley, 7.125%[b,i]	373,219
7,000	Regions Financial Corporation, 5.700%[b,i,m]	188,580

Shares	Preferred Stock (1.0%)	Value
Financials (0.7%) - continued
1,400	Synovus Financial Corporation, 5.875%[b,i,m]	$36,176
709	Wells Fargo & Company, Convertible, 7.500%[i]	985,907

	Total	4,172,729

Real Estate (0.1%)
15,181	Colony Capital, Inc., 8.750%[i]	391,518

	Total	391,518

Utilities (<0.1%)
1,000	NiSource, Inc., 6.500%[b,i]	27,460

	Total	27,460

	Total Preferred Stock (cost $5,731,291)	6,009,802

Shares	Common Stock (0.5%)	Value
Energy (0.2%)
19,099	Contura Energy, Inc.[m]	684,317
73,317	Pacific Drilling SAm	689,180

	Total	1,373,497

Financials (0.2%)
72,608	Ares Capital Corporation	1,348,330

	Total	1,348,330

Materials (0.1%)
23,820	Verso Corporation[m]	385,408

	Total	385,408

	Total Common Stock (cost $3,395,342)	3,107,235

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,635,638	Thrivent Cash Management Trust	1,635,638

	Total Collateral Held for Securities Loaned (cost $1,635,638)	1,635,638

Shares or Principal Amount	Short-Term Investments (15.6%)	Value
	Federal Home Loan Bank Discount Notes
900,000	2.208%, 9/5/2019[n,o]	898,145
	Thrivent Core Short-Term Reserve Fund
9,524,409	2.490%	95,244,088

	Total Short-Term Investments (cost $96,142,156)	96,142,233

	Total Investments (cost $689,318,902) 112.0%	$691,741,129

	Other Assets and Liabilities, Net (12.0%)	(74,201,138)

	Total Net Assets 100.0%	$617,539,991

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

b

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $112,201,826 or 18.2% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is insured or guaranteed.
l	All or a portion of the security is on loan.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of July 31, 2019 was $678,801 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2019.

Security	Acquisition Date	Cost
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	$669,063

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of July 31, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$1,595,833
Total lending	$1,595,833
Gross amount payable upon return of collateral for securities loaned	$1,635,638
Net amounts due to counterparty	$39,805

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y		U. S. Treasury Yield Curve Rate Treasury
	-	Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

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Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	8,276,568	–	8,276,568	–
Capital Goods	13,581,460	–	12,428,703	1,152,757
Communications Services	42,772,890	–	36,243,566	6,529,324
Consumer Cyclical	24,163,407	–	20,977,136	3,186,271
Consumer Non-Cyclical	33,606,949	–	33,606,949	–
Energy	13,964,540	–	13,021,020	943,520
Financials	24,848,542	–	23,154,544	1,693,998
Technology	5,055,076	–	5,055,076	–
Utilities	5,724,927	–	4,874,319	850,608

Long-Term Fixed Income
Asset-Backed Securities	32,217,106	–	32,217,106	–
Basic Materials	5,766,862	–	5,766,862	–
Capital Goods	12,520,196	–	12,520,196	–
Collateralized Mortgage Obligations	54,946,369	–	54,946,369	–
Communications Services	15,571,016	–	15,571,016	–
Consumer Cyclical	17,299,818	–	17,299,818	–
Consumer Non-Cyclical	18,549,543	–	18,549,543	–
Energy	16,921,223	–	16,921,223	–
Financials	40,990,908	–	40,990,908	–
Mortgage-Backed Securities	77,700,498	–	77,700,498	–
Technology	8,445,379	–	8,445,379	–
Transportation	3,289,496	–	3,289,496	–
Utilities	6,939,466	–	6,939,466	–

Registered Investment Companies
Unaffiliated	8,608,405	8,608,405	–	–

Preferred Stock
Consumer Staples	473,566	473,566	–	–
Energy	944,529	390,495	554,034	–
Financials	4,172,729	2,157,469	2,015,260	–
Real Estate	391,518	391,518	–	–
Utilities	27,460	27,460	–	–

Common Stock
Energy	1,373,497	1,373,497	–	–
Financials	1,348,330	1,348,330	–	–
Materials	385,408	385,408	–	–
Short-Term Investments	898,145	–	898,145	–
Subtotal Investments in Securities	$501,775,826	$15,156,148	$472,263,200	$14,356,478
Other Investments *	Total
Affiliated Registered Investment Companies	93,085,577
Affiliated Short-Term Investments	95,244,088
Collateral Held for Securities Loaned	1,635,638
Subtotal Other Investments	$189,965,303

Total Investments at Value	$691,741,129

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	662,398	662,398	–	–
Total Asset Derivatives	$662,398	$662,398	$–	$–
Liability Derivatives
Futures Contracts	301,817	301,817	–	–
Total Liability Derivatives	$301,817	$301,817	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

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Schedule of Investments as of July 31, 2019

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of July 31, 2019. Investments and/or cash totaling $898,145 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	84	September 2019	$10,452,322	$251,115
CBOT 2-Yr. U.S. Treasury Note	128	September 2019	27,372,393	71,607
CBOT 5-Yr. U.S. Treasury Note	69	September 2019	8,002,059	109,215
CME Ultra Long Term U.S. Treasury Bond	26	September 2019	4,386,164	230,461
Total Futures Long Contracts			$50,212,938	$662,398
CBOT U.S. Long Bond	(2)	September 2019	($304,493)	($6,694)
CME E-mini S&P 500 Index	(60)	September 2019	(8,695,070)	(251,830)
Ultra 10-Yr. U.S. Treasury Note	(16)	September 2019	(2,162,207)	(43,293)
Total Futures Short Contracts			($11,161,770)	($301,817)
Total Futures Contracts			$39,051,168	$360,581

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$78,355	$6,660	$–	$93,086	9,365	15.1%
Total Affiliated Registered Investment Companies	78,355			93,086		15.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	77,692	190,232	172,680	95,244	9,524	15.4
Total Affiliated Short-Term Investments	77,692			95,244		15.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	5,374	23,129	26,867	1,636	1,636	0.3
Total Collateral Held for Securities Loaned	5,374			1,636		0.3
Total Value	$161,421			$189,966

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$8,071	$–	$2,905
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	–	–	–	1,578
Total Income from Affiliated Investments				$4,483
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	9
Total Affiliated Income from Securities Loaned, Net				$9
Total	$–	$8,071	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (92.8%)	Value
Brazil (12.2%)
45,550	Ambev SA	$241,097
56,112	Banco Bradesco SA ADR	507,252
15,300	BRF SAa	133,382
17,465	Lojas Renner SA	216,233
23,600	Multiplan Empreendimentos Imobiliarios SA	175,747
23,700	Petroleo Brasileiro SA	163,078
24,620	Vale SA ADR	319,814

	Total	1,756,603

Cayman Islands (12.5%)
2,288	Autohome, Inc. ADR[a]	194,480
72,000	China Resources Land, Ltd.	307,685
5,108	Huazhu Group, Ltd. ADR	167,338
8,600	Sunny Optical Technology Group Company, Ltd.	99,445
19,400	Tencent Holdings, Ltd.	903,904
12,000	Wuxi Biologics (Cayman), Inc.[a,b]	127,527

	Total	1,800,379

Chile (0.9%)
4,500	Banco Santander Chile SA ADR	130,455

	Total	130,455

China (13.2%)
2,347	58.com, Inc. ADR[a]	132,324
22,700	China International Travel Service Corporation, Ltd.	296,259
18,396	Hangzhou Hikvision Digital Technology Company, Ltd.	81,490
2,099	Kweichow Moutai Company, Ltd.	294,370
19,800	Midea Group Company, Ltd.	155,955
49,500	Ping An Insurance Company of China, Ltd.	583,398
31,600	Sands China, Ltd.	151,676
17,597	Shanghai International Airport Company, Ltd.	210,145

	Total	1,905,617

Hong Kong (6.5%)
39,400	AIA Group, Ltd.	403,289
18,500	China Mobile, Ltd.	157,331
52,000	Hang Lung Group, Ltd.	133,568
7,206	Hong Kong Exchanges & Clearing, Ltd.	242,168

	Total	936,356

India (14.5%)
2,000	Grasim Industries, Ltd.	22,822
3,300	Grasim Industries, Ltd. GDR	37,620
1,833	Hero Motocorp, Ltd.	62,497
6,576	Hindustan Unilever, Ltd.	164,765
19,220	Housing Development Finance Corporation	590,904
44,002	ITC, Ltd.	172,274
23,420	ITC, Ltd. GDR	92,274
13,432	Kotak Mahindra Bank, Ltd.	295,707
7,500	SBI Life Insurance Company, Ltd.[b]	86,739
9,516	Tata Consultancy Services, Ltd.	304,589
2,200	Ultra Tech Cement, Ltd.	138,534
2,000	Ultra Tech Cement, Ltd. GDR	126,391

	Total	2,095,116

Indonesia (5.7%)
543,000	Astra International Tbk PT	269,127

Shares	Common Stock (92.8%)	Value
Indonesia (5.7%) - continued
369,200	Bank Rakyat Indonesia Persero Tbk PT	$116,991
98,700	Indocement Tunggal Prakarsa Tbk PT	156,801
128,900	PT Bank Central Asia Tbk	282,984

	Total	825,903

Luxembourg (1.0%)
5,900	Tenaris SA ADR	147,382

	Total	147,382

Malaysia (0.5%)
13,400	Public Bank Berhad	70,985

	Total	70,985

Mexico (4.5%)
3,140	Fomento Economico Mexicano SAB de CV ADR	284,798
9,900	Grupo Aeroportuario del Sureste, SAB de CV	149,814
42,400	Grupo Financiero Banorte SAB de CV ADR	212,114

	Total	646,726

Philippines (2.9%)
307,630	Ayala Land, Inc.	299,963
64,464	Bank of the Philippine Islands	113,622

	Total	413,585

Russia (3.2%)
2,298	Lukoil ADR	188,592
5,700	NovaTek PJSC	118,014
41,139	Sberbank of Russia PJSC	150,102

	Total	456,708

South Africa (4.2%)
4,600	Massmart Holdings, Ltd.	16,436
23,300	MTN Group, Ltd.	182,469
1,695	Naspers, Ltd.	413,173

	Total	612,078

South Korea (1.5%)
775	LG Chem, Ltd.	219,192

	Total	219,192

Taiwan (5.4%)
94,000	Taiwan Semiconductor Manufacturing Company, Ltd.	772,967

	Total	772,967

Thailand (2.2%)
15,200	Siam Cement pcl	213,507
22,500	Siam Commercial Bank pcl	100,218

	Total	313,725

Turkey (1.2%)
20,600	BIM Birlesik Magazalar AS	172,965

	Total	172,965

United States (0.7%)
2,360	Yum China Holding, Inc.	107,380

	Total	107,380

	Total Common Stock (cost $11,690,391)	13,384,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Preferred Stock (5.4%)	Value
South Korea (5.4%)
25,430	Samsung Electronics Company, Ltd.	$786,469

	Total	786,469

	Total Preferred Stock (cost $641,490)	786,469

Shares	Short-Term Investments (2.1%)
	Thrivent Core Short-Term Reserve Fund
29,941	2.490%	299,410

	Total Short-Term Investments (cost $299,410)	299,410

	Total Investments (cost $12,631,291) 100.3%	$14,470,001

	Other Assets and Liabilities, Net (0.3%)	(45,329)

	Total Net Assets 100.0%	$14,424,672

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $214,266 or 1.5% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	1,983,681	326,804	1,656,877	–
Consumer Discretionary	1,426,465	274,718	1,151,747	–
Consumer Staples	1,671,806	284,798	1,387,008	–
Energy	617,066	147,382	469,684	–
Financials	3,886,928	637,707	3,249,221	–
Health Care	127,527	–	127,527	–
Industrials	667,644	–	667,644	–
Information Technology	1,077,556	–	1,077,556	–
Materials	1,316,171	446,205	869,966	–
Real Estate	609,278	–	609,278	–
Preferred Stock
Information Technology	786,469	–	786,469	–
Subtotal Investments in Securities	$14,170,591	$2,117,614	$12,052,977	$–
Other Investments *	Total
Affiliated Short-Term Investments	299,410
Subtotal Other Investments	$299,410

Total Investments at Value	$14,470,001

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets Equity

Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$82	$2,065	$1,848	$299	30	2.1%
Total Affiliated Short-Term Investments	82			299		2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	111	917	1,028	–	–	–
Total Collateral Held for Securities Loaned	111			–		–
Total Value	$193			$299

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$4
Total Income from Affiliated Investments				$4
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (89.2%)	Value
Communications Services (0.4%)
5,044	ORBCOMM, Inc.[a]	$29,558

	Total	29,558

Consumer Discretionary (13.8%)
505	Bright Horizons Family Solutions, Inc.[a]	76,795
617	Burlington Stores, Inc.[a]	111,523
596	Children’s Place, Inc.	58,211
3,154	Duluth Holdings, Inc.[a]	38,321
1,046	Five Below, Inc.[a]	122,863
939	G-III Apparel Group, Ltd.[a]	26,912
496	Grand Canyon Education, Inc.[a]	53,950
2,642	International Game Technology plc	35,271
285	Oxford Industries, Inc.	20,859
1,965	Planet Fitness, Inc.[a]	154,567
2,926	Playa Hotels and Resorts NVa	21,448
4,319	Red Rock Resorts, Inc.	90,008
1,389	Texas Roadhouse, Inc.	76,714
290	Vail Resorts, Inc.	71,491
982	Wingstop, Inc.	93,869

	Total	1,052,802

Consumer Staples (3.6%)
643	Calavo Growers, Inc.	56,867
717	Casey’s General Stores, Inc.	116,089
37	Grocery Outlet Holding Corporation[a]	1,441
2,793	Turning Point Brands, Inc.	103,704

	Total	278,101

Energy (1.5%)
5,718	Callon Petroleum Company[a]	28,132
3,048	Nine Energy Service, Inc.[a]	39,228
2,150	Talos Energy, Inc.[a]	44,247

	Total	111,607

Financials (8.5%)
1,647	Ameris Bancorp	65,501
1,503	Essent Group, Ltd.[a]	69,378
1,833	Hamilton Lane, Inc.	107,597
447	Interactive Brokers Group, Inc.	22,913
127	MarketAxess Holdings, Inc.	42,804
753	PacWest Bancorp	29,088
1,597	Prosight Global, Inc.[a]	27,229
2,149	Santander Consumer USA Holdings, Inc.	57,830
1,788	Seacoast Banking Corporation of Florida[a]	48,348
8,387	SLM Corporation	76,406
952	Stifel Financial Corporation	56,939
113	SVB Financial Group[a]	26,213
382	Western Alliance Bancorp[a]	18,886

	Total	649,132

Health Care (20.9%)
77	ABIOMED, Inc.[a]	21,449
934	Aerie Pharmaceuticals, Inc.[a]	20,240
558	Agios Pharmaceuticals, Inc.[a]	26,845
457	Arena Pharmaceuticals, Inc.[a]	28,645
375	Bio-Techne Corporation	78,806
2,049	Catalent, Inc.[a]	115,748
837	Concert Pharmaceuticals, Inc.[a]	8,420
2,907	GenMark Diagnostics, Inc.[a]	18,198
2,055	Halozyme Therapeutics, Inc.[a]	34,914
964	Immunomedics, Inc.[a]	14,219
707	Inogen, Inc.[a]	43,480
1,771	Inspire Medical Systems, Inc.[a]	119,773

Shares	Common Stock (89.2%)	Value
Health Care (20.9%) - continued
1,301	Intersect ENT, Inc.[a]	$25,721
528	Intra-Cellular Therapies, Inc.[a]	4,409
1,090	LHC Group, Inc.[a]	137,972
384	Ligand Pharmaceuticals, Inc.[a]	35,140
1,234	Merit Medical Systems, Inc.[a]	48,694
3,093	Natera, Inc.[a]	85,305
604	Neurocrine Biosciences, Inc.[a]	58,220
332	Nevro Corporation[a]	22,198
517	Novocure, Ltd.[a]	43,025
624	NuVasive, Inc.[a]	41,558
4,259	Optinose, Inc.[a]	22,871
612	Repligen Corporation[a]	57,767
207	Sage Therapeutics, Inc.[a]	33,190
1,758	Tactile Systems Technology, Inc.[a]	101,507
329	Teleflex, Inc.	111,774
840	Veeva Systems, Inc.[a]	139,356
3,262	Wright Medical Group NVa	94,141

	Total	1,593,585

Industrials (13.8%)
1,610	Aerojet Rocketdyne Holdings, Inc.[a]	68,779
1,250	ASGN, Inc.[a]	78,813
2,746	Casella Waste Systems, Inc.[a]	119,726
574	Granite Construction, Inc.	20,377
1,924	Healthcare Services Group, Inc.	46,003
966	Heico Corporation	132,101
1,181	Mercury Systems, Inc.[a]	96,275
3,931	MRC Global, Inc.[a]	61,481
3,672	Ritchie Brothers Auctioneers, Inc.	132,522
736	SiteOne Landscape Supply, Inc.[a]	54,368
117	Valmont Industries, Inc.	16,099
894	WageWorks, Inc.[a]	45,746
510	Watsco, Inc.	82,936
2,948	Willdan Group, Inc.[a]	103,121

	Total	1,058,347

Information Technology (26.2%)
448	Advanced Energy Industries, Inc.[a]	26,163
502	Alteryx, Inc.[a]	59,005
237	Arista Networks, Inc.[a]	64,808
568	Avalara, Inc.[a]	46,281
1,486	Blackline, Inc.[a]	66,276
758	Cognex Corporation	33,360
854	Coupa Software, Inc.[a]	115,896
1,185	Descartes Systems Group, Inc.[a]	43,016
2,257	Dolby Laboratories, Inc.	153,702
1,666	Five9, Inc.[a]	82,250
1,350	Guidewire Software, Inc.[a]	137,808
3,454	Lattice Semiconductor Corporation[a]	66,800
1,564	Monolithic Power Systems, Inc.	231,722
1,127	New Relic, Inc.[a]	105,003
1,303	Nova Measuring Instruments, Ltd.[a]	37,852
602	Novanta, Inc.[a]	50,622
1,426	Proofpoint, Inc.[a]	179,961
1,093	Q2 Holdings, Inc.[a]	87,298
1,026	Rogers Corporation[a]	162,785
3,794	SailPoint Technologies Holdings, Inc.[a]	80,205
443	Tyler Technologies, Inc.[a]	103,374
1,522	Virtusa Corporation[a]	68,003

	Total	2,002,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (89.2%)	Value
Real Estate (0.5%)
360	CoreSite Realty Corporation	$37,732

	Total	37,732

	Total Common Stock (cost $6,174,180)	6,813,054

Shares	Registered Investment Companies (4.0%)	Value
Unaffiliated (4.0%)
750	iShares Russell 2000 Growth Index Fund	152,617
1,750	SPDR S&P Biotech ETF	149,940

	Total	302,557

	Total Registered Investment Companies (cost $303,854)	302,557

Shares	Short-Term Investments (5.3%)	Value
	Thrivent Core Short-Term Reserve Fund
40,651	2.490%	406,512

	Total Short-Term Investments (cost $406,512)	406,512

	Total Investments (cost $6,884,546) 98.5%	$7,522,123

	Other Assets and Liabilities, Net 1.5%	116,215

	Total Net Assets 100.0%	$7,638,338

a	Non-income producing security.

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	29,558	29,558	–	–
Consumer Discretionary	1,052,802	1,052,802	–	–
Consumer Staples	278,101	278,101	–	–
Energy	111,607	111,607	–	–
Financials	649,132	649,132	–	–
Health Care	1,593,585	1,593,585	–	–
Industrials	1,058,347	1,058,347	–	–
Information Technology	2,002,190	2,002,190	–	–
Real Estate	37,732	37,732	–	–
Registered Investment Companies Unaffiliated	302,557	302,557	–	–
Subtotal Investments in Securities	$7,115,611	$7,115,611	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	406,512
Subtotal Other Investments	$406,512

Total Investments at Value	$7,522,123

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$158	$3,217	$2,968	$407	41	5.3%
Total Affiliated Short-Term Investments	158			407		5.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	423	423	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$158			$407

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$5
Total Income from Affiliated Investments				$5
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (91.2%)	Value
Consumer Discretionary (5.7%)
118,278	Children’s Place, Inc.[a]	$11,552,212
238,602	Crocs, Inc.[b]	5,452,056
121,235	G-III Apparel Group, Ltd.[b]	3,474,595
85,030	Oxford Industries, Inc.	6,223,346
457,850	Red Rock Resorts, Inc.	9,541,594
159,167	Zumiez, Inc.[b]	3,942,566

	Total	40,186,369

Consumer Staples (7.6%)
78,775	Casey’s General Stores, Inc.	12,754,460
847,505	Cott Corporation	10,839,589
296,624	Hain Celestial Group, Inc.[b]	6,457,505
121,675	John B. Sanfilippo & Son, Inc.	10,574,774
1,051,564	SunOpta, Inc.[b]	2,996,957
267,591	Turning Point Brands, Inc.	9,935,654

	Total	53,558,939

Energy (3.2%)
698,284	Callon Petroleum Company[a,b]	3,435,557
1,312,270	Euronav NV	11,049,314
315,976	Nine Energy Service, Inc.[b]	4,066,611
174,740	Talos Energy, Inc.[b]	3,596,149

	Total	22,147,631

Financials (21.0%)
50,573	Argo Group International Holdings, Ltd.	3,461,216
310,451	Assured Guaranty, Ltd.	13,563,604
58,798	BOK Financial Corporation	4,920,217
136,335	Cohen & Steers, Inc.	7,139,864
181,331	First Interstate BancSystem, Inc.	7,258,680
66,434	Hamilton Lane, Inc.	3,899,676
112,603	Heartland Financial USA, Inc.	5,415,078
630,838	Heritage Commerce Corporation	7,803,466
141,165	Horace Mann Educators Corporation	6,132,208
74,751	Houlihan Lokey, Inc.	3,438,546
161,525	IBERIABANK Corporation	12,691,019
61,173	Kemper Corporation	5,384,447
445,002	PCSB Financial Corporation	8,650,839
56,810	Primerica, Inc.	6,970,019
150,339	Prosight Global, Inc.[a,b]	2,563,280
314,937	Santander Consumer USA Holdings, Inc.	8,474,955
304,087	Seacoast Banking Corporation of Florida[b]	8,222,512
922,847	SLM Corporation	8,407,136
132,875	State Auto Financial Corporation	4,594,818
350,572	Synovus Financial Corporation	13,381,333
181,185	United Community Banks, Inc.	5,200,010

	Total	147,572,923

Health Care (9.4%)
96,099	Catalent, Inc.[b]	5,428,632
245,831	Halozyme Therapeutics, Inc.[b]	4,176,669
104,139	LHC Group, Inc.[b]	13,181,915
39,615	Neurocrine Biosciences, Inc.[b]	3,818,490
305,842	Optinose, Inc.[a,b]	1,642,371
73,625	PerkinElmer, Inc.	6,340,585
214,579	Syneos Health, Inc.[b]	10,962,841
16,086	Teleflex, Inc.	5,465,058
31,626	West Pharmaceutical Services, Inc.	4,341,301
383,452	Wright Medical Group NVa,b	11,066,425

	Total	66,424,287

Industrials (16.6%)
160,094	AGCO Corporation	12,327,238

Shares	Common Stock (91.2%)	Value
Industrials (16.6%) - continued
230,546	Arcosa, Inc.	$8,645,475
122,011	ASGN, Inc.[b]	7,692,793
85,558	BWX Technologies, Inc.	4,612,432
79,710	Curtiss-Wright Corporation	10,115,996
170,385	Encore Wire Corporation	9,357,544
66,120	Granite Construction, Inc.	2,347,260
735,598	MRC Global, Inc.[b]	11,504,753
495,495	Primoris Services Corporation	10,385,575
150,848	Raven Industries, Inc.	5,466,731
321,429	Ritchie Brothers Auctioneers, Inc.	11,600,373
62,273	TransUnion	5,155,582
75,892	Valmont Industries, Inc.	10,442,739
80,137	Waste Connections, Inc.	7,270,029

	Total	116,924,520

Information Technology (16.2%)
70,456	Advanced Energy Industries, Inc.[b]	4,114,630
22,103	Arista Networks, Inc.[b]	6,044,065
93,793	Blackline, Inc.[b]	4,183,168
71,909	Booz Allen Hamilton Holding Corporation	4,943,744
294,256	Ciena Corporation[b]	13,306,256
100,274	Computer Services, Inc.	4,013,968
227,558	Dolby Laboratories, Inc.	15,496,700
34,144	Guidewire Software, Inc.[b]	3,485,419
187,584	Lattice Semiconductor Corporation[b]	3,627,875
29,742	Monolithic Power Systems, Inc.	4,406,575
237,724	National Instruments Corporation	9,927,354
70,533	Pegasystems, Inc.	5,332,295
193,742	Plexus Corporation[b]	11,568,335
69,689	Rogers Corporation[b]	11,056,857
181,481	SailPoint Technologies Holdings, Inc.[b]	3,836,508
200,932	Virtusa Corporation[b]	8,977,642

	Total	114,321,391

Materials (2.9%)
48,610	Balchem Corporation	4,989,330
105,963	Boise Cascade Company	2,861,001
287,063	Louisiana-Pacific Corporation	7,503,827
65,659	United States Lime & Minerals, Inc.	5,310,500

	Total	20,664,658

Real Estate (5.5%)
113,736	Agree Realty Corporation	7,603,252
157,694	American Campus Communities, Inc.	7,372,194
38,985	CoreSite Realty Corporation	4,086,018
193,621	Cousins Properties, Inc.	6,811,587
402,578	Physicians Realty Trust	6,928,367
123,193	Terreno Realty Corporation	6,019,210

	Total	38,820,628

Utilities (3.1%)
93,177	New Jersey Resources Corporation	4,646,737
66,112	NorthWestern Corporation	4,622,551
154,634	PNM Resources, Inc.	7,680,671
62,009	Spire, Inc.	5,110,162

	Total	22,060,121

	Total Common Stock (cost $553,094,866)	642,681,467

Shares	Registered Investment Companies (4.1%)	Value
Unaffiliated (4.1%)
56,929	iShares Russell 2000 Index Fund[a]	8,912,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Registered Investment Companies (4.1%)	Value
Unaffiliated (4.1%)- continued
42,302	iShares Russell 2000 Value Index Fund	$5,116,850
124,729	Materials Select Sector SPDR Fund	7,276,690
159,690	SPDR S&P Metals & Mining ETF[a]	4,466,529
75,976	SPDR S&P Retail ETF	3,235,818

	Total	29,008,691

	Total Registered Investment Companies (cost $28,168,727)	29,008,691

Shares	Collateral Held for Securities Loaned (6.0%)	Value
42,150,460	Thrivent Cash Management Trust	42,150,460

	Total Collateral Held for Securities Loaned (cost $42,150,460)	42,150,460

Shares	Short-Term Investments (3.6%)	Value
	Thrivent Core Short-Term Reserve Fund
2,532,177	2.490%	25,321,770

	Total Short-Term Investments (cost $25,321,770)	25,321,770

	Total Investments (cost $648,735,823) 104.9%	$739,162,388

	Other Assets and Liabilities, Net (4.9%)	(34,741,173)

	Total Net Assets 100.0%	$704,421,215

a	All or a portion of the security is on loan.
b	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$40,617,957
Total lending	$40,617,957
Gross amount payable upon return of collateral for securities loaned	$42,150,460
Net amounts due to counterparty	$1,532,503

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,186,369	40,186,369	–	–
Consumer Staples	53,558,939	53,558,939	–	–
Energy	22,147,631	22,147,631	–	–
Financials	147,572,923	147,572,923	–	–
Health Care	66,424,287	66,424,287	–	–
Industrials	116,924,520	116,924,520	–	–
Information Technology	114,321,391	114,321,391	–	–
Materials	20,664,658	20,664,658	–	–
Real Estate	38,820,628	38,820,628	–	–
Utilities	22,060,121	22,060,121	–	–
Registered Investment Companies
Unaffiliated	29,008,691	29,008,691	–	–
Subtotal Investments in Securities	$671,690,158	$671,690,158	$–	$–
Other Investments *	Total
Affiliated Short-Term Investments	25,321,770
Collateral Held for Securities Loaned	42,150,460
Subtotal Other Investments	$67,472,230

Total Investments at Value	$739,162,388

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$5,113	$159,522	$139,313	$25,322	2,532	3.6%
Total Affiliated Short-Term Investments	5,113			25,322		3.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	19,754	152,315	129,919	42,150	42,150	6.0
Total Collateral Held for Securities Loaned	19,754			42,150		6.0
Total Value	$24,867			$67,472

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$264
Total Income from Affiliated Investments				$264
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	45
Total Affiliated Income from Securities Loaned, Net				$45
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Derivative Financial Instruments — Each Fund, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage

223

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change

224

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the period ended July 31, 2019, Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Moderately Conservative Allocation Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income and/or to manage the duration of the Fund.

Futures Contracts — All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the period ended July 31, 2019, Aggressive Allocation Fund, Balanced Income Plus Fund, Government Bond Fund, High Income Municipal Bond Fund, Income Fund, International Allocation Fund, Limited Maturity Bond Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Municipal Bond Fund and Opportunity Income Plus Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the period ended July 31, 2019, Aggressive Allocation Fund, Balanced Income Plus Fund, Global Stock Fund, International Allocation Fund, Low Volatility Equity Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund

and Opportunity Income Plus Fund used equity futures to manage exposure to the equities markets.

During the period ended July 31, 2019, Aggressive Allocation Fund, Balanced Income Plus Fund, Global Stock Fund, International Allocation Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Moderately Conservative Allocation Fund used foreign exchange futures to hedge the currency risk.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

During the period ended July 31, 2019, International Allocation Fund used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements — All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an

225

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the period ended July 31, 2019, High Yield Fund, Income Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Moderately Conservative Allocation Fund used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.

Total Return Swaps — A total return swap is a swap agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a “long” or “short” position with respect to the underlying referenced asset.

During the period ended July 31, 2019, International Allocation Fund used total return swaps to achieve exposure to foreign markets where liquidity and/or access is limited.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

SUBSEQUENT EVENT

At a meeting held on July 30, 2019, shareholders of Thrivent Partner Emerging Markets Equity Fund (the “Target Fund”) approved the merger of the Target Fund into Thrivent International Allocation Fund (the “Acquiring Fund”). The merger occurred at the close of business on August 9, 2019. In connection with the merger, each investment in the Target Fund will automatically be transferred to the Acquiring Fund and the Target Fund will be dissolved.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

226